UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03738
VALIC Company I
(Exact name of registrant as specified in charter)

2919 Allen Parkway, Houston, TX 77019
(Address of principal executive offices)
Kevin J. Adamson, President
The Variable Annuity Life Insurance Company
2919 Allen Parkway, 8th Floor
Houston, TX  77019
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 831-8515
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

VALIC Company I
Aggressive Allocation Lifestyle
VLAGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Aggressive Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Lifestyle Fund*	$5	0.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$757M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R574 (11/25)
VALIC Company I

VALIC Company I
Asset Allocation
VCAAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund*	$34	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$152M
Total number of portfolio holdings	622
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.5%
Semiconductors	8.6%
Internet	8.0%
Software	7.8%
Banks	6.0%
Computers	5.0%
Retail	4.3%
Diversified Financial Services	4.3%
Collateralized Mortgage Obligations	3.6%
Electric	3.5%
Other Asset Backed Securities	2.7%
Healthcare-Products	2.6%
Pharmaceuticals	2.4%
Insurance	2.4%
Building Materials	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R202 (11/25)
VALIC Company I

VALIC Company I
Capital Appreciation
VAPPX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund*	$37	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$359M
Total number of portfolio holdings	64
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	22.5%
Semiconductors	19.3%
Software	16.0%
Computers	10.8%
Pharmaceuticals	4.4%
Diversified Financial Services	3.8%
Retail	3.4%
Auto Manufacturers	3.3%
Telecommunications	3.3%
Biotechnology	2.3%
Insurance	2.2%
Commercial Services	1.8%
Electric	1.3%
Short-Term Investments	1.2%
Healthcare-Services	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R566 (11/25)
VALIC Company I

VALIC Company I
Conservative Allocation Lifestyle
VGCLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Conservative Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Lifestyle Fund*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$285M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R558 (11/25)
VALIC Company I

VALIC Company I
Core Bond
VCBDX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund*	$25	0.48%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,715M
Total number of portfolio holdings	1,783
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.7%
Banks	8.8%
Collateralized Mortgage Obligations	4.1%
Other Asset Backed Securities	3.6%
Electric	3.3%
Auto Loan Receivables	2.6%
Short-Term Investments	1.5%
Diversified Financial Services	1.5%
Pipelines	1.4%
Foreign Government Obligations	1.3%
Pharmaceuticals	1.2%
Telecommunications	1.1%
Oil & Gas	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R541 (11/25)
VALIC Company I

VALIC Company I
Dividend Value
VCIGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund*	$37	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$592M
Total number of portfolio holdings	136
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	38%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.4%
Banks	8.6%
Software	6.5%
Internet	6.0%
Semiconductors	4.4%
Electric	4.4%
Insurance	4.1%
Oil & Gas	4.1%
Diversified Financial Services	3.9%
REITS	3.8%
Aerospace/Defense	3.2%
Chemicals	3.2%
Computers	3.1%
Short-Term Investments	2.9%
Pipelines	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R822 (11/25)
VALIC Company I

VALIC Company I
Dynamic Allocation
VDAFX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$131M
Total number of portfolio holdings	48
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R582 (11/25)
VALIC Company I

VALIC Company I
Emerging Economies
VCGEX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund*	$56	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$842M
Total number of portfolio holdings	505
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	76%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	19.7%
Banks	15.7%
Internet	12.9%
Telecommunications	5.0%
Oil & Gas	4.2%
Computers	3.1%
Mining	3.0%
Insurance	2.5%
Electronics	2.5%
Diversified Financial Services	2.4%
Retail	2.4%
Auto Manufacturers	1.9%
Iron/Steel	1.9%
Short-Term Investments	1.8%
Electric	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R673 (11/25)
VALIC Company I

VALIC Company I
Global Real Estate
VGREX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund*	$47	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$281M
Total number of portfolio holdings	86
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified REITS	17.3%
Warehouse/Industrial REITS	14.7%
Health Care REITS	12.0%
Real Estate	10.7%
Apartment REITS	9.9%
Shopping Centers REITS	9.6%
Storage REITS	7.1%
Office Property REITS	4.9%
Regional Malls REITS	3.9%
Short-Term Investments	3.0%
Single Tenant REITS	2.6%
Hotel REITS	2.3%
Manufactured Homes REITS	1.9%
Telecommunications	0.7%
Healthcare-Services	0.6%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R590 (11/25)
VALIC Company I

VALIC Company I
Global Strategy
VGLSX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund*	$34	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$240M
Total number of portfolio holdings	613
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	9.8%
Internet	8.4%
Banks	7.0%
Short-Term Investments	6.5%
Foreign Government Obligations	6.3%
Diversified Financial Services	5.0%
Software	4.7%
Collateralized Mortgage Obligations	4.2%
Other Asset Backed Securities	4.0%
Pharmaceuticals	3.3%
Oil & Gas	3.2%
Computers	3.2%
Investment Companies	3.1%
Electric	2.5%
Retail	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R665 (11/25)
VALIC Company I

VALIC Company I
Government Securities
VCGSX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund*	$29	0.57%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$162M
Total number of portfolio holdings	214
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R301 (11/25)
VALIC Company I

VALIC Company I
Growth
VCULX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund*	$32	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,883M
Total number of portfolio holdings	393
Total net advisory fee paid	$4.6M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	23.2%
Internet	22.0%
Software	16.3%
Computers	7.8%
Auto Manufacturers	4.2%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%
Healthcare-Products	3.1%
Machinery-Construction & Mining	1.9%
Short-Term Investments	1.9%
Aerospace/Defense	1.8%
Telecommunications	1.7%
Private Equity	1.6%
Commercial Services	1.5%
Electronics	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R616 (11/25)
VALIC Company I

VALIC Company I
High Yield Bond
VHYLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund*	$35	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$351M
Total number of portfolio holdings	338
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Short-Term Investments	7.8%
Media	6.9%
Retail	6.6%
Diversified Financial Services	6.4%
Telecommunications	6.0%
Oil & Gas	5.0%
Commercial Services	4.9%
Entertainment	4.3%
REITS	3.9%
Software	3.5%
Healthcare-Services	3.5%
Pipelines	3.5%
Repurchase Agreements	3.3%
Packaging & Containers	3.0%
Insurance	2.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R533 (11/25)
VALIC Company I

VALIC Company I
Inflation Protected
VCTPX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund*	$29	0.56%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$378M
Total number of portfolio holdings	134
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	37%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R731 (11/25)
VALIC Company I

VALIC Company I
International Equities Index
VCIEX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund*	$22	0.42%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,153M
Total number of portfolio holdings	703
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	14%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	15.5%
Pharmaceuticals	7.8%
Short-Term Investments	6.0%
Insurance	5.7%
Semiconductors	3.9%
Aerospace/Defense	3.5%
Oil & Gas	3.4%
Telecommunications	3.3%
Electric	3.2%
Food	3.1%
Auto Manufacturers	2.5%
Retail	2.4%
Mining	2.4%
Machinery-Construction & Mining	2.2%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R608 (11/25)
VALIC Company I

VALIC Company I
International Government Bond
VCIFX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund*	$38	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$93M
Total number of portfolio holdings	177
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	79%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Foreign Government Obligations	53.2%
U.S. Government & Agency Obligations	39.0%
Oil & Gas	2.7%
Short-Term Investments	2.1%
Telecommunications	0.6%
Real Estate	0.6%
Diversified Financial Services	0.5%
Banks	0.4%
Mining	0.4%
Investment Companies	0.3%
Chemicals	0.3%
Electric	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R707 (11/25)
VALIC Company I

VALIC Company I
International Growth
VCINX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund*	$41	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$359M
Total number of portfolio holdings	33
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Apparel	15.2%
Internet	12.5%
Semiconductors	11.6%
Retail	9.2%
Transportation	9.0%
Banks	8.4%
Healthcare-Products	4.9%
Electrical Components & Equipment	4.9%
Cosmetics/Personal Care	4.4%
Machinery-Diversified	4.1%
Media	2.9%
Private Equity	2.6%
Insurance	2.2%
Software	1.9%
Toys/Games/Hobbies	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R814 (11/25)
VALIC Company I

VALIC Company I
International Opportunities
VIOPX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund*	$55	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$371M
Total number of portfolio holdings	319
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	7.1%
Machinery-Diversified	5.7%
Retail	5.5%
Food	4.2%
Electronics	4.1%
Commercial Services	3.6%
Miscellaneous Manufacturing	3.6%
Software	3.6%
Semiconductors	3.4%
Mining	3.1%
Healthcare-Products	3.0%
Engineering & Construction	3.0%
REITS	2.9%
Computers	2.7%
Real Estate	2.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R525 (11/25)
VALIC Company I

VALIC Company I
International Socially Responsible
VCSOX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund*	$28	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$570M
Total number of portfolio holdings	500
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	13.7%
Insurance	8.7%
Pharmaceuticals	7.4%
Semiconductors	4.3%
Chemicals	3.0%
Commercial Services	3.0%
Engineering & Construction	2.9%
Electrical Components & Equipment	2.6%
Healthcare-Products	2.5%
Food	2.5%
Electric	2.4%
Auto Manufacturers	2.4%
Oil & Gas	2.3%
Diversified Financial Services	2.3%
Retail	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R855 (11/25)
VALIC Company I

VALIC Company I
International Value
VCFVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund*	$42	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$412M
Total number of portfolio holdings	146
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	31%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	21.3%
Oil & Gas	7.2%
Pharmaceuticals	7.1%
Insurance	5.7%
Electric	5.4%
Mining	4.8%
Food	4.8%
Diversified Financial Services	4.5%
Distribution/Wholesale	3.1%
Retail	2.9%
Telecommunications	2.5%
Real Estate	2.4%
Auto Manufacturers	2.1%
Miscellaneous Manufacturing	2.0%
Beverages	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R681 (11/25)
VALIC Company I

VALIC Company I
Large Cap Core
VLCGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Fund*	$37	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$827M
Total number of portfolio holdings	310
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	84%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	14.4%
Internet	13.8%
Software	10.8%
Computers	8.3%
Retail	5.6%
Diversified Financial Services	5.0%
Banks	4.6%
Pharmaceuticals	4.0%
Healthcare-Products	3.7%
Insurance	3.3%
Electric	2.8%
Aerospace/Defense	2.3%
Building Materials	2.0%
Auto Manufacturers	1.9%
Biotechnology	1.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R723 (11/25)
VALIC Company I

VALIC Company I
Mid Cap Index
VMIDX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,594M
Total number of portfolio holdings	407
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
REITS	6.7%
Banks	6.4%
Retail	5.5%
Insurance	4.9%
Software	4.5%
Computers	3.9%
Electronics	3.6%
Machinery-Diversified	3.4%
Commercial Services	3.3%
Diversified Financial Services	3.1%
Biotechnology	3.0%
Engineering & Construction	3.0%
Oil & Gas	2.8%
Healthcare-Services	2.5%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R806 (11/25)
VALIC Company I

VALIC Company I
Mid Cap Strategic Growth
VMSGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund*	$38	0.73%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,249M
Total number of portfolio holdings	152
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	11.4%
Healthcare-Products	8.5%
Retail	6.8%
Aerospace/Defense	5.4%
Semiconductors	4.9%
Biotechnology	4.7%
Commercial Services	4.3%
Internet	4.2%
Diversified Financial Services	4.2%
Electronics	4.0%
Electric	3.4%
Insurance	2.9%
Pharmaceuticals	2.7%
Transportation	2.4%
Short-Term Investments	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R715 (11/25)
VALIC Company I

VALIC Company I
Mid Cap Value
VVMCX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund*	$44	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$623M
Total number of portfolio holdings	212
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified Financial Services	8.2%
REITS	7.6%
Banks	6.5%
Oil & Gas	4.7%
Computers	4.2%
Healthcare-Services	4.0%
Electronics	3.8%
Retail	3.8%
Building Materials	3.7%
Healthcare-Products	3.2%
Insurance	3.1%
Electric	2.6%
Transportation	2.6%
Miscellaneous Manufacturing	2.6%
Food	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R517 (11/25)
VALIC Company I

VALIC Company I
Moderate Allocation Lifestyle
VLSMX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Moderate Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Lifestyle Fund*	$5	0.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,040M
Total number of portfolio holdings	11
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	12%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R491 (11/25)
VALIC Company I

VALIC Company I
Nasdaq-100® Index
VCNIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Nasdaq-100® Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100® Index Fund*	$23	0.42%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,146M
Total number of portfolio holdings	104
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	26.7%
Internet	23.3%
Software	14.3%
Computers	10.1%
Auto Manufacturers	3.6%
Retail	3.5%
Biotechnology	2.9%
Telecommunications	2.8%
Beverages	1.9%
Healthcare-Products	1.6%
Electric	1.4%
Commercial Services	1.4%
Media	1.3%
Chemicals	1.0%
Electronics	0.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R871 (11/25)
VALIC Company I

VALIC Company I
Science & Technology
VCSTX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund*	$50	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,167M
Total number of portfolio holdings	107
Total net advisory fee paid	$12.6M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	34.6%
Software	21.8%
Internet	18.9%
Computers	12.2%
Electronics	3.2%
Telecommunications	2.4%
Unaffiliated Investment Companies	1.6%
Machinery-Construction & Mining	1.6%
Diversified Financial Services	0.9%
Auto Manufacturers	0.8%
Aerospace/Defense	0.7%
Short-Term Investments	0.4%
Toys/Games/Hobbies	0.3%
Commercial Services	0.1%
Automotive - Cars & Lt. Trucks	0.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R749 (11/25)
VALIC Company I

VALIC Company I
Small Cap Growth
VVSGX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund*	$47	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$470M
Total number of portfolio holdings	159
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	51%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Biotechnology	10.9%
Software	6.6%
Semiconductors	6.4%
Aerospace/Defense	5.4%
Retail	5.1%
Healthcare-Services	4.9%
Healthcare-Products	4.3%
Internet	4.2%
Engineering & Construction	4.0%
Pharmaceuticals	3.7%
Commercial Services	3.6%
Building Materials	3.4%
Electronics	3.2%
Diversified Financial Services	3.0%
Telecommunications	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R467 (11/25)
VALIC Company I

VALIC Company I
Small Cap Index
VCSLX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund*	$21	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,092M
Total number of portfolio holdings	1,962
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	8.8%
Biotechnology	8.4%
REITS	5.9%
Software	4.8%
Commercial Services	3.7%
Healthcare-Products	3.7%
Short-Term Investments	3.4%
Telecommunications	3.3%
Retail	3.2%
Pharmaceuticals	2.9%
Diversified Financial Services	2.7%
Engineering & Construction	2.7%
Electronics	2.7%
Healthcare-Services	2.5%
Semiconductors	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R863 (11/25)
VALIC Company I

VALIC Company I
Small Cap Special Values
VSSVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund*	$46	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$169M
Total number of portfolio holdings	116
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	11.7%
Building Materials	6.6%
Chemicals	6.1%
Metal Fabricate/Hardware	5.9%
Insurance	5.8%
Commercial Services	4.7%
Healthcare-Products	4.4%
Food	4.2%
Hand/Machine Tools	3.5%
Oil & Gas	3.5%
Electrical Components & Equipment	3.4%
Packaging & Containers	3.3%
Short-Term Investments	3.3%
Machinery-Diversified	3.0%
Auto Parts & Equipment	3.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R632 (11/25)
VALIC Company I

VALIC Company I
Small Cap Value
VVSCX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund*	$47	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	454
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	16.0%
REITS	10.7%
Biotechnology	5.7%
Retail	3.6%
Electric	3.3%
Oil & Gas	3.2%
Insurance	3.1%
Electronics	2.8%
Home Builders	2.7%
Mining	2.5%
Investment Companies	2.4%
Diversified Financial Services	2.4%
Healthcare-Products	2.3%
Software	2.1%
Transportation	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R483 (11/25)
VALIC Company I

VALIC Company I
Stock Index
VSTIX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund*	$12	0.22%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$6,684M
Total number of portfolio holdings	506
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	14.5%
Semiconductors	14.0%
Software	10.0%
Computers	8.7%
Pharmaceuticals	4.7%
Banks	4.5%
Retail	4.1%
Diversified Financial Services	3.8%
Insurance	3.4%
Healthcare-Products	2.8%
Auto Manufacturers	2.5%
Oil & Gas	2.2%
Electric	2.2%
Aerospace/Defense	2.0%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R848 (11/25)
VALIC Company I

VALIC Company I
Systematic Core
VCGAX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund*	$33	0.62%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$741M
Total number of portfolio holdings	435
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	15.3%
Semiconductors	10.6%
Software	9.9%
Computers	8.5%
Retail	7.4%
Insurance	6.0%
Diversified Financial Services	5.4%
Banks	4.4%
Pharmaceuticals	4.0%
Telecommunications	2.2%
Biotechnology	2.1%
Food	1.9%
Healthcare-Products	1.8%
Media	1.8%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R509 (11/25)
VALIC Company I

VALIC Company I
Systematic Growth
VCBCX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund*	$35	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,087M
Total number of portfolio holdings	207
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	21.7%
Semiconductors	19.7%
Software	16.7%
Computers	12.6%
Diversified Financial Services	5.1%
Pharmaceuticals	3.8%
Retail	3.7%
Auto Manufacturers	2.9%
Biotechnology	1.6%
Commercial Services	1.5%
Engineering & Construction	1.2%
Healthcare-Products	1.1%
Electronics	1.1%
Insurance	0.9%
Apparel	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R764 (11/25)
VALIC Company I

VALIC Company I
Systematic Value
VBCVX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund*	$34	0.65%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$479M
Total number of portfolio holdings	135
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Insurance	9.4%
Internet	8.7%
Banks	7.7%
Computers	6.9%
Diversified Financial Services	6.5%
Pharmaceuticals	6.3%
REITS	4.4%
Biotechnology	4.2%
Healthcare-Products	3.7%
Oil & Gas	3.3%
Media	3.2%
Retail	3.2%
Agriculture	2.8%
Electrical Components & Equipment	2.8%
Semiconductors	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R699 (11/25)
VALIC Company I

VALIC Company I
U.S. Socially Responsible
VSRDX
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2025
This semi-annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Fund costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Fund.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$553M
Total number of portfolio holdings	174
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	18.1%
Diversified Financial Services	9.2%
Software	9.0%
Computers	7.6%
Internet	7.3%
Retail	4.9%
Healthcare-Products	3.8%
REITS	3.8%
Commercial Services	3.7%
Telecommunications	3.7%
Electric	3.2%
Insurance	2.5%
Chemicals	2.1%
Biotechnology	1.7%
Pipelines	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.
91915R475 (11/25)
VALIC Company I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VALIC Company I

Semi-Annual Financial Statements and Other Information
November 30, 2025

VALIC Company I
Semi-Annual Financial Statements and Other Information November 30, 2025

VALIC Company I Aggressive Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 56.8%
VALIC Company I Large Cap Core Fund	5,476,521	$100,329,870
VALIC Company I Small Cap Growth Fund	1,055,505	18,988,525
VALIC Company I Small Cap Value Fund	1,335,757	17,792,282
VALIC Company I Stock Index Fund	2,212,780	150,424,791
VALIC Company I Systematic Growth Fund	3,405,299	73,622,568
VALIC Company I Systematic Value Fund	4,168,058	68,647,916
Total Domestic Equity Investment Companies (cost $349,430,956)		429,805,952
Domestic Fixed Income Investment Companies — 22.6%
VALIC Company I Core Bond Fund	16,029,096	163,336,485
VALIC Company I High Yield Bond Fund	1,038,871	7,646,093
Total Domestic Fixed Income Investment Companies (cost $162,995,985)		170,982,578
International Equity Investment Companies — 19.9%
VALIC Company I Emerging Economies Fund	235,048	1,831,024
VALIC Company I International Equities Index Fund	15,203,110	149,294,538
Total International Equity Investment Companies (cost $111,307,706)		151,125,562
Total Long-Term Investment Securities (cost $623,734,647)		751,914,092
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(2) (cost $5,247,394)	5,247,394	$ 5,247,394
TOTAL INVESTMENTS (cost $628,982,041)(3)	100.0%	757,161,486
Other assets less liabilities	(0.0)	(48,303)
NET ASSETS	100.0%	$757,113,183
^	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
#	The VALIC Company I Aggressive Allocation Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$751,914,092	$—	$—	$751,914,092
Short-Term Investments	5,247,394	—	—	5,247,394
Total Investments at Value	$757,161,486	$—	$—	$757,161,486
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.4%
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	4,039	$ 826,339
Northrop Grumman Corp.	2,893	1,655,519
		2,481,858
Auto Manufacturers — 1.0%
Tesla, Inc.†	3,347	1,439,779
Banks — 2.9%
Morgan Stanley	6,659	1,129,766
US Bancorp	12,230	599,882
Wells Fargo & Co.	30,490	2,617,566
		4,347,214
Biotechnology — 0.9%
Regeneron Pharmaceuticals, Inc.	901	702,951
Vertex Pharmaceuticals, Inc.†	1,441	624,832
		1,327,783
Building Materials — 2.0%
Carrier Global Corp.	9,061	497,268
Trane Technologies PLC	2,813	1,185,623
Vulcan Materials Co.	4,787	1,422,888
		3,105,779
Commercial Services — 0.3%
United Rentals, Inc.	494	402,699
Computers — 4.8%
Apple, Inc.	25,976	7,243,408
Diversified Financial Services — 3.5%
American Express Co.	6,433	2,349,782
Ameriprise Financial, Inc.	1,156	526,835
Mastercard, Inc., Class A	4,289	2,361,223
		5,237,840
Electric — 2.0%
Entergy Corp.	5,303	517,149
NextEra Energy, Inc.	17,221	1,486,000
Southern Co.	10,600	965,872
		2,969,021
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	3,769	1,303,659
Electronics — 0.5%
Amphenol Corp., Class A	5,803	817,643
Food — 0.6%
Mondelez International, Inc., Class A	15,450	889,456
Healthcare-Products — 2.6%
Edwards Lifesciences Corp.†	14,258	1,235,741
Medtronic PLC	13,102	1,380,033
Stryker Corp.	3,650	1,354,807
		3,970,581
Insurance — 2.1%
Arthur J. Gallagher & Co.	6,087	1,507,263
Progressive Corp.	3,709	848,582
Travelers Cos., Inc.	2,626	769,050
		3,124,895
Internet — 7.9%
Alphabet, Inc., Class A	14,583	4,669,185
Amazon.com, Inc.†	17,410	4,060,360
Security Description	Shares or Principal Amount	Value

Internet (continued)
DoorDash, Inc., Class A†	2,105	$ 417,569
Meta Platforms, Inc., Class A	4,389	2,843,853
		11,990,967
Lodging — 0.3%
Marriott International, Inc., Class A	1,627	495,893
Machinery-Diversified — 0.6%
Deere & Co.	1,985	922,013
Media — 1.2%
Walt Disney Co.	17,237	1,800,749
Oil & Gas Services — 1.3%
Baker Hughes Co.	38,689	1,942,188
Pharmaceuticals — 2.1%
AbbVie, Inc.	6,140	1,398,078
Eli Lilly & Co.	1,699	1,827,223
		3,225,301
Private Equity — 1.0%
Blackstone, Inc.	10,218	1,496,120
REITS — 0.4%
Prologis, Inc.	5,303	681,595
Retail — 4.2%
Chipotle Mexican Grill, Inc.†	11,263	388,799
Lowe's Cos., Inc.	9,229	2,237,848
McDonald's Corp.	5,589	1,742,762
Walmart, Inc.	18,577	2,052,944
		6,422,353
Semiconductors — 8.3%
Broadcom, Inc.	8,665	3,491,649
NVIDIA Corp.	42,422	7,508,694
NXP Semiconductors NV	8,279	1,613,908
		12,614,251
Software — 7.4%
Intuit, Inc.	1,563	991,067
Microsoft Corp.	14,482	7,125,289
Oracle Corp.	7,400	1,494,430
Roper Technologies, Inc.	1,149	512,707
ServiceNow, Inc.†	1,305	1,060,195
		11,183,688
Total Common Stocks (cost $70,176,424)		91,436,733
CORPORATE BONDS & NOTES — 10.8%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,980
2.70%, 02/01/2027	270,000	265,524
3.45%, 11/01/2028	19,000	18,646
6.53%, 05/01/2034	25,000	27,800
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	41,741
5.40%, 07/31/2033	28,000	29,421
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	55,508
RTX Corp.
5.15%, 02/27/2033	23,000	23,997
		467,617

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	$ 50,000	$ 44,319
BAT Capital Corp.
4.39%, 08/15/2037	20,000	18,526
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	23,981
4.65%, 09/17/2034	32,000	31,665
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,856
		134,347
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	46,468	44,872
3.95%, 01/11/2032	75,920	73,272
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	58,110	55,736
United Airlines Pass-Through Trust
3.10%, 04/07/2030	21,077	20,125
3.50%, 11/01/2029	21,239	20,682
3.65%, 07/07/2027	29,684	29,640
3.70%, 09/01/2031	29,277	27,990
5.45%, 08/15/2038	140,001	145,090
		417,407
Auto Manufacturers — 0.2%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	116,098
3.00%, 02/10/2027*	200,000	197,210
		313,308
Banks — 3.1%
Banco Santander SA
5.59%, 08/08/2028	200,000	207,472
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,557
2.57%, 10/20/2032	40,000	36,295
2.68%, 06/19/2041	144,000	108,340
2.97%, 02/04/2033	30,000	27,577
5.51%, 01/24/2036	40,000	42,217
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	33,665
Bank of Nova Scotia
4.85%, 02/01/2030	11,000	11,280
BNP Paribas SA
5.18%, 01/09/2030*	200,000	205,317
Citigroup, Inc.
3.06%, 01/25/2033	88,000	80,989
4.50%, 09/11/2031	25,000	25,175
4.54%, 09/19/2030	69,000	69,630
5.17%, 09/11/2036	25,000	25,513
5.45%, 06/11/2035	50,000	52,221
Danske Bank A/S
4.61%, 10/02/2030*	200,000	201,853
5.02%, 03/04/2031*	200,000	204,995
Deutsche Bank AG
2.55%, 01/07/2028	150,000	147,174
5.37%, 01/10/2029	150,000	153,180
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	24,509
2.38%, 07/21/2032	15,000	13,488
2.64%, 02/24/2028	37,000	36,335
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.94%, 10/21/2036	$ 60,000	$ 60,223
5.05%, 07/23/2030	45,000	46,228
5.22%, 04/23/2031	52,000	53,874
5.33%, 07/23/2035	95,000	98,590
5.54%, 01/28/2036	20,000	20,958
6.48%, 10/24/2029	40,000	42,527
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	103,956
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,970
KeyCorp
2.25%, 04/06/2027	140,000	136,486
5.12%, 04/04/2031#	95,000	97,693
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	90,830
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	128,923
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	264,071
Morgan Stanley
3.95%, 04/23/2027	150,000	149,988
4.46%, 04/22/2039	110,000	104,363
4.89%, 10/22/2036	10,000	10,032
5.04%, 07/19/2030	10,000	10,280
5.16%, 04/20/2029	50,000	51,190
5.32%, 07/19/2035	15,000	15,578
5.66%, 04/18/2030	40,000	41,807
Norinchukin Bank
5.36%, 09/09/2035*	200,000	204,452
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	30,609
4.90%, 05/13/2031	40,000	41,015
5.07%, 01/24/2034	37,000	38,042
5.37%, 07/21/2036	5,000	5,180
Royal Bank of Canada
4.65%, 10/18/2030	45,000	45,671
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,764
Societe Generale SA
6.69%, 01/10/2034*	200,000	218,937
State Street Corp.
4.78%, 10/23/2036	20,000	20,067
Toronto-Dominion Bank
5.30%, 01/30/2032	30,000	31,499
Truist Financial Corp.
4.96%, 10/23/2036	40,000	39,797
5.07%, 05/20/2031	80,000	82,337
5.12%, 01/26/2034	20,000	20,425
5.71%, 01/24/2035	17,000	17,977
6.05%, 06/08/2027	20,000	20,182
7.16%, 10/30/2029	22,000	23,821
UBS Group AG
4.84%, 11/06/2033*	200,000	201,605
US Bancorp
5.08%, 05/15/2031	35,000	36,149
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	54,488
4.61%, 04/25/2053	80,000	70,513
5.20%, 01/23/2030	15,000	15,476
5.21%, 12/03/2035	60,000	61,966
5.50%, 01/23/2035	100,000	105,152
		4,717,473

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.1%
Amgen, Inc.
5.65%, 03/02/2053	$ 81,000	$ 81,378
Biogen, Inc.
5.75%, 05/15/2035#	25,000	26,594
Gilead Sciences, Inc.
2.60%, 10/01/2040	63,000	47,039
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	49,998
		205,009
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	122,000	124,370
EIDP, Inc.
5.13%, 05/15/2032	45,000	46,352
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	100,000	90,194
RPM International, Inc.
2.95%, 01/15/2032	37,000	33,703
		294,619
Commercial Services — 0.2%
Element Fleet Management Corp.
5.04%, 03/25/2030*	40,000	40,985
6.32%, 12/04/2028*	30,000	31,657
ERAC USA Finance LLC
5.20%, 10/30/2034*	20,000	20,710
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,671
5.55%, 11/15/2035	70,000	69,943
Quanta Services, Inc.
5.10%, 08/09/2035	30,000	30,351
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	98,916
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	26,603
		344,836
Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	20,000	19,854
Apple, Inc.
2.70%, 08/05/2051	130,000	83,442
CGI, Inc.
2.30%, 09/14/2031	42,000	37,302
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	70,000	72,320
Leidos, Inc.
2.30%, 02/15/2031	141,000	126,965
		339,883
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	147,742
3.30%, 01/30/2032	150,000	138,950
6.10%, 01/15/2027	150,000	152,875
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	153,496
American Express Co.
4.80%, 10/24/2036	20,000	19,900
4.92%, 07/20/2033	15,000	15,366
5.44%, 01/30/2036	30,000	31,373
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Aviation Capital Group LLC
5.13%, 04/10/2030*	$ 25,000	$ 25,428
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	17,000	16,447
4.25%, 04/15/2026*	47,000	46,960
4.38%, 05/01/2026*	24,000	23,983
4.95%, 01/15/2028*	28,000	28,330
5.15%, 01/15/2030*	30,000	30,539
5.50%, 01/15/2026*	154,000	154,067
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	93,498
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	20,000	20,286
5.20%, 03/27/2028*	40,000	40,718
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,794
		1,154,752
Electric — 1.5%
AES Corp.
5.80%, 03/15/2032	40,000	41,098
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	30,476
Constellation Energy Generation LLC
5.80%, 03/01/2033	6,000	6,432
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	111,657
Duke Energy Corp.
5.70%, 09/15/2055	25,000	24,949
6.10%, 09/15/2053	30,000	31,597
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	35,746
Edison International
5.75%, 06/15/2027	17,000	17,289
Emera US Finance LP
4.75%, 06/15/2046	174,000	150,346
Evergy Metro, Inc.
5.40%, 04/01/2034	71,000	74,687
Evergy, Inc.
2.90%, 09/15/2029	80,000	76,298
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	98,627
ITC Holdings Corp.
5.30%, 07/01/2043	25,000	24,349
Jersey Central Power & Light Co.
5.10%, 01/15/2035	15,000	15,237
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,949
New England Power Co.
2.81%, 10/06/2050*	58,000	36,181
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	58,771
NRG Energy, Inc.
2.45%, 12/02/2027*	308,000	296,313
5.41%, 10/15/2035*	45,000	45,057
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	8,065
5.80%, 05/15/2034	66,000	68,854
5.90%, 10/01/2054	5,000	4,889
6.00%, 08/15/2035	80,000	84,518
6.40%, 06/15/2033	57,000	61,858
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	262,840

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.53%, 06/01/2051	$ 30,000	$ 30,662
5.54%, 07/15/2049	30,000	30,529
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,515
5.10%, 06/01/2054	30,000	28,588
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	10,165
5.25%, 01/15/2033	40,000	41,334
Puget Energy, Inc.
5.73%, 03/15/2035	15,000	15,474
SCE Recovery Funding LLC
4.70%, 06/15/2042	22,530	22,937
5.34%, 03/15/2047	25,000	25,372
Sigeco Securitization I LLC
5.03%, 11/15/2038	20,663	21,390
Southern California Edison Co.
1.20%, 02/01/2026	112,000	111,350
5.45%, 06/01/2031	60,000	62,048
5.90%, 03/01/2055	20,000	19,698
Southern Co.
5.20%, 06/15/2033	54,000	55,788
Union Electric Co.
3.90%, 04/01/2052	27,000	21,138
Vistra Operations Co. LLC
5.25%, 10/15/2035*	38,000	37,901
5.70%, 12/30/2034*	15,000	15,496
6.00%, 04/15/2034*	4,000	4,222
		2,260,690
Electronics — 0.1%
Amphenol Corp.
5.30%, 11/15/2055	40,000	38,966
Honeywell International, Inc.
5.25%, 03/01/2054	30,000	29,055
		68,021
Food — 0.2%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	23,754
6.75%, 03/15/2034	47,000	52,165
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*#	35,000	35,826
6.38%, 04/15/2066*	40,000	40,703
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,959
4.63%, 10/01/2039	40,000	36,667
Kroger Co.
5.00%, 09/15/2034	20,000	20,320
5.50%, 09/15/2054	10,000	9,750
Mars, Inc.
5.65%, 05/01/2045*	55,000	56,278
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	43,622
5.70%, 03/15/2034	30,000	31,737
		366,781
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,239
Southern California Gas Co.
6.35%, 11/15/2052	25,000	27,483
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	$ 15,000	$ 15,179
5.75%, 09/15/2033	20,000	21,308
		86,209
Healthcare-Products — 0.0%
Solventum Corp.
5.60%, 03/23/2034	37,000	38,666
Healthcare-Services — 0.2%
Cigna Group
5.25%, 01/15/2036	55,000	56,396
HCA, Inc.
3.50%, 07/15/2051	7,000	4,869
3.63%, 03/15/2032	12,000	11,383
4.90%, 11/15/2035	10,000	9,962
5.45%, 09/15/2034	45,000	46,710
5.50%, 06/15/2047	10,000	9,631
5.75%, 03/01/2035	28,000	29,567
5.95%, 09/15/2054	15,000	15,100
6.10%, 04/01/2064	55,000	55,936
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	34,503
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,109
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	20,624
		310,790
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,398
Insurance — 0.3%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,707
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	50,134
CNO Global Funding
5.88%, 06/04/2027*	100,000	102,419
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	44,990
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	15,633
F&G Global Funding
1.75%, 06/30/2026*	25,000	24,631
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	51,309
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	80,000	83,319
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	40,364
		432,506
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	40,213
Meta Platforms, Inc.
4.88%, 11/15/2035	50,000	50,542
5.40%, 08/15/2054	20,000	19,398
5.50%, 11/15/2045	50,000	50,016
5.60%, 05/15/2053	35,000	34,864

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$ 20,000	$ 20,112
		215,145
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	53,553
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	52,868
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	44,922
3.50%, 06/01/2041	35,000	24,972
5.85%, 12/01/2035	30,000	30,068
Comcast Corp.
3.25%, 11/01/2039	154,000	122,328
5.17%, 01/15/2037*	29,000	28,962
5.30%, 06/01/2034	50,000	51,640
5.35%, 05/15/2053	100,000	92,184
		395,076
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	68,837
5.63%, 04/04/2034*	30,000	31,476
		100,313
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,529
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	91,855
ConocoPhillips Co.
5.50%, 01/15/2055	25,000	24,438
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,809
5.40%, 02/15/2035	30,000	30,603
Devon Energy Corp.
5.75%, 09/15/2054	11,000	10,240
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	69,699
Pioneer Natural Resources Co.
2.15%, 01/15/2031	20,000	18,181
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	44,322
		335,147
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	32,614
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	51,857
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	12,846
4.13%, 06/15/2039	48,000	44,236
4.25%, 10/26/2049	61,000	51,054
5.55%, 02/22/2054	2,000	2,021
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cencora, Inc.
4.25%, 03/01/2045	$ 50,000	$ 42,728
5.13%, 02/15/2034	80,000	82,665
Merck & Co., Inc.
2.90%, 12/10/2061	30,000	18,034
4.00%, 03/07/2049	20,000	16,369
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	53,309
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	96,000	95,665
Zoetis, Inc.
5.60%, 11/16/2032	41,000	43,826
		514,610
Pipelines — 0.5%
Cheniere Energy Partners LP
5.55%, 10/30/2035*	15,000	15,432
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	20,859
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	11,216
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	75,000	77,096
5.96%, 02/15/2055*	50,000	49,819
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	20,000	21,036
Enbridge, Inc.
5.63%, 04/05/2034	30,000	31,506
5.70%, 03/08/2033	30,000	31,774
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,603
6.00%, 06/15/2048	35,000	34,362
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	44,757
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	40,480
MPLX LP
5.50%, 06/01/2034	50,000	51,320
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	22,974
Oneok, Inc.
4.75%, 10/15/2031	55,000	55,255
Plains All American Pipeline LP
5.95%, 06/15/2035	30,000	31,464
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	10,000	10,076
5.03%, 10/01/2029	10,000	10,151
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	36,645
Western Midstream Operating LP
5.25%, 02/01/2050	10,000	8,700
Williams Cos., Inc.
5.60%, 03/15/2035	25,000	26,140
6.00%, 03/15/2055	10,000	10,336
		693,001
REITS — 0.5%
American Tower Corp.
2.95%, 01/15/2051#	57,000	36,942
3.10%, 06/15/2050	88,000	59,070
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	28,762
2.50%, 08/16/2031	15,000	13,490

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
COPT Defense Properties LP
2.75%, 04/15/2031	$ 36,000	$ 32,757
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	21,066
CubeSmart LP
2.00%, 02/15/2031	85,000	75,123
DOC DR LLC
2.63%, 11/01/2031	15,000	13,512
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	50,000	50,328
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	15,276
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	35,769
2.88%, 01/15/2031	56,000	51,916
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	31,302
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	41,199
UDR, Inc.
2.10%, 08/01/2032	57,000	48,951
WP Carey, Inc.
2.40%, 02/01/2031	141,000	126,928
		682,391
Retail — 0.1%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,668
Starbucks Corp.
4.80%, 02/15/2033	50,000	50,946
		69,614
Semiconductors — 0.3%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,410
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,636
4.55%, 02/15/2032	87,000	88,029
4.80%, 02/15/2036	10,000	10,023
5.05%, 07/12/2029	100,000	103,332
Intel Corp.
3.05%, 08/12/2051#	10,000	6,319
3.25%, 11/15/2049	10,000	6,581
3.73%, 12/08/2047	15,000	10,969
5.70%, 02/10/2053	28,000	26,841
KLA Corp.
3.30%, 03/01/2050	105,000	74,755
Marvell Technology, Inc.
2.95%, 04/15/2031	40,000	37,120
5.45%, 07/15/2035	67,000	69,239
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	40,000	30,578
		491,832
Software — 0.4%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	42,000	42,261
Fiserv, Inc.
5.25%, 08/11/2035#	25,000	25,083
Oracle Corp.
3.60%, 04/01/2050	40,000	26,459
3.65%, 03/25/2041#	70,000	53,257
3.80%, 11/15/2037	70,000	58,220
Security Description	Shares or Principal Amount	Value

Software (continued)
4.90%, 02/06/2033	$ 40,000	$ 39,114
5.88%, 09/26/2045	10,000	9,429
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	25,434
Synopsys, Inc.
5.70%, 04/01/2055	35,000	35,085
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	51,727
5.40%, 06/12/2029	70,000	72,545
VMware LLC
1.40%, 08/15/2026	47,000	46,173
VMware, Inc.
4.70%, 05/15/2030	94,000	95,580
Workday, Inc.
3.50%, 04/01/2027	35,000	34,751
		615,118
Telecommunications — 0.1%
AT&T, Inc.
3.55%, 09/15/2055	30,000	20,559
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	30,944
Vodafone Group PLC
5.75%, 06/28/2054	50,000	49,312
		100,815
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,816
Total Corporate Bonds & Notes (cost $17,263,961)		16,401,754
ASSET BACKED SECURITIES — 4.8%
Auto Loan Receivables — 1.9%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	139,388
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class C 4.80%, 08/15/2031	132,000	132,388
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	156,952
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	86,086
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	127,070
Consumer Portfolio Services Auto Trust
Series 2025-D, Class C 4.85%, 02/17/2032*	110,000	110,252
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	180,528
Series 2025-2A, Class B 4.87%, 01/15/2036*	160,000	160,893
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	102,074
Drive Auto Receivables Trust
Series 2025-2, Class D 4.90%, 12/15/2032	135,000	134,283
Series 2025-1, Class C 4.99%, 09/15/2032	165,000	166,859

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	$ 60,000	$ 61,027
Exeter Automobile Receivables Trust
Series 2025-4A, Class C 4.57%, 06/16/2031	200,000	200,576
Series 2022-4A, Class D 5.98%, 12/15/2028	101,820	102,568
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	65,917
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	17,816	17,907
GLS Auto Receivables Issuer Trust
Series 2025-4A, Class C 4.74%, 08/15/2031*	115,000	115,528
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	128,596
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	153,356
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	64,993	65,398
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	155,223
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	163,540
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	28,715	28,801
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	122,545
		2,877,755
Credit Card Receivables — 0.2%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	101,511
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,453
		211,964
Other Asset Backed Securities — 2.7%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	17,019	15,966
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	92,996
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(1)	100,000	97,376
AMSR Trust
Series 2025-SFR2, Class C 4.28%, 11/17/2042*	116,000	112,589
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Aqua Finance Issuer Trust
Series 2025-A, Class B 5.56%, 12/19/2050*	$ 95,540	$ 97,188
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	112,020
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	47,195	46,896
Series 2024-2, Class A 5.36%, 09/15/2039*	135,454	136,765
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,672
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	173,680
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	24,436	23,395
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	151,378
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	99,114
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	100,000	96,831
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	67,560	67,844
Series 2023-2A, Class A 6.53%, 06/15/2049*	65,596	68,517
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	200,282
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	34,424	31,418
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	121,638	123,850
Series 2024-A, Class C 6.32%, 03/15/2043*	54,856	55,778
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,734	121,456
Series 2021-3, Class D 3.00%, 01/17/2041*	89,849	84,491
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	127,660
Series 2025-AA, Class A 4.98%, 05/20/2038*	100,000	101,355
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	38,764	36,882
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	55,886	54,763
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	118,712

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
PRET LLC VRS
Series 2021-RN4, Class A1 6.49%, 10/25/2051*(2)	$ 66,202	$ 66,264
Progress Residential Trust
Series 2025-SFR3, Class C 3.39%, 07/17/2042*	100,000	93,476
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	148,987
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	300,000	291,546
Series 2025-SFR5, Class B 4.00%, 10/17/2042*	300,000	290,579
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(2)	130,000	121,283
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	104,219
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	10,274	10,203
Series 2022-2A, Class C 6.36%, 06/20/2040*	31,822	32,134
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	79,114	79,980
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	88,885	90,550
Verizon Master Trust
4.35%, 08/20/2032*	250,000	252,757
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(1)	10,969	10,968
		4,142,820
Total Asset Backed Securities (cost $7,108,953)		7,232,539
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Commercial and Residential — 1.3%
ABL
Zero Coupon(1)	175,000	175,629
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	143,646	143,095
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	93,107
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	90,032	82,081
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(2)	190,000	183,946
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 6.77%, (SOFR30A+2.70%), 07/25/2043*	90,000	92,527
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(2)	175,496	176,964
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(1)	$ 66,421	$ 66,435
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(1)	100,000	100,105
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(1)	105,000	106,125
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(1)	215,000	216,611
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(1)	175,000	175,976
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	99,086
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(1)	100,000	100,656
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	197,574	181,082
		1,993,425
U.S. Government Agency — 2.3%
Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 8.07%, (SOFR30A+4.00%), 11/25/2053*	102,541	106,614
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(2)	152,203	126,967
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(2)	65,000	61,886
Series 2016-K58, Class B 3.87%, 09/25/2049*(2)	260,000	258,107
Series 2016-K56, Class B 4.09%, 06/25/2049*(2)	50,000	49,672
Federal Home Loan Mtg. Corp. REMIC
2.25%, 03/15/2042	86,982	81,221
Series 5174, Class IG 3.00%, 01/25/2050(3)	411,349	52,795
Series 3910, Class CU 4.00%, 03/15/2041	21,958	21,896
4.00%, 12/25/2050(3)	399,129	79,245
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	211,916	181,446
Series 2022-1, Class MTU 3.25%, 11/25/2061	41,864	36,813
Series 2018-1, Class M60C 3.50%, 05/25/2057	82,576	77,339
Series 2019-1, Class MT 3.50%, 07/25/2058	41,395	37,390
Series 2019-3, Class MB 3.50%, 10/25/2058	124,773	106,710
Series 2024-2, Class MT 3.50%, 05/25/2064	102,591	90,809
Series 2018-2, Class M55D 4.00%, 11/25/2057	140,849	134,326
Series 2018-4, Class M55D 4.00%, 03/25/2058	106,144	102,069

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-2, Class M55D 4.00%, 08/25/2058	$ 123,222	$ 117,273
Series 2019-3, Class M55D 4.00%, 10/25/2058	116,114	110,197
Series 2019-4, Class M55D 4.00%, 02/25/2059	42,215	39,903
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(2)	109,610	104,000
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	68,497	59,737
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	55,826	56,473
Series 2002-T4, Class A1 6.50%, 12/25/2041	6,501	6,721
Federal National Mtg. Assoc. REMIC
Series 2018-72, Class VB 3.50%, 10/25/2031	123,142	121,156
Series 2019-7, Class CA 3.50%, 11/25/2057	155,696	152,065
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	186,696
Series 2017-35, Class VA 4.00%, 07/25/2028	42,682	42,537
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	409,546	89,446
Series 2002-W3, Class A4 6.50%, 11/25/2041	63,651	65,054
Series 2002-W8, Class A1 6.50%, 06/25/2042	32,235	33,794
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(2)	225,000	199,588
Series 2022-M2S, Class A1 3.88%, 05/25/2032(2)	700	699
Series 2023-M8, Class A2 4.63%, 03/25/2033(2)	110,000	111,755
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	144,361	121,746
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.18%, 06/20/2071(2)	129,227	116,155
Seasoned Loans Structured Transaction Trust
Series 2025-2, Class A1 3.00%, 10/25/2035	178,137	167,844
		3,508,144
Total Collateralized Mortgage Obligations (cost $5,670,001)		5,501,569
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.5%
U.S. Government — 9.8%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,277,000	1,463,994
1.38%, 11/15/2040 to 08/15/2050	1,809,000	1,030,676
1.63%, 11/15/2050	800,000	434,312
1.88%, 02/15/2051 to 11/15/2051	696,000	399,792
2.25%, 02/15/2052	1,308,000	819,595
3.00%, 08/15/2052	530,000	391,537
3.13%, 02/15/2043	105,000	86,678
3.63%, 08/15/2043	350,000	308,465
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 05/15/2043	$ 50,000	$ 45,777
4.38%, 08/15/2043	237,000	231,029
4.50%, 11/15/2054	75,000	72,844
4.75%, 05/15/2055	10,000	10,120
United States Treasury Bonds STRIPS
0.01%, 02/15/2032 to 05/15/2041	1,825,000	1,301,769
United States Treasury Notes
1.63%, 05/15/2031#	590,000	531,300
2.75%, 08/15/2032#	810,000	761,242
3.13%, 08/31/2029#	459,000	452,205
3.88%, 08/15/2033#	2,910,000	2,915,456
4.00%, 02/15/2034#	265,000	267,091
4.25%, 11/15/2034	3,180,000	3,251,302
		14,775,184
U.S. Government Agency — 8.7%
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	143,454	123,007
3.00%, 01/01/2052	87,123	78,187
3.45%, 08/01/2032	236,222	226,055
3.50%, 05/01/2042 to 01/01/2050	171,813	162,586
3.80%, 10/01/2034	100,000	96,150
4.00%, 01/01/2052	31,350	30,042
4.50%, 05/01/2052	50,098	50,032
5.50%, 01/01/2055	132,925	134,960
6.00%, 02/01/2054	145,703	151,178
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	264,914
1.56%, 12/01/2030	234,768	210,211
1.93%, 06/01/2035	97,346	81,555
1.95%, 10/01/2029	400,000	370,149
2.50%, 07/01/2050 to 01/01/2052	930,896	800,678
3.00%, 05/01/2050 to 03/01/2061	437,549	391,570
3.10%, 10/01/2032	136,575	128,493
3.14%, 07/01/2032	85,000	80,241
3.15%, 09/01/2033	105,000	96,842
3.30%, 07/01/2032	234,000	222,170
3.41%, 03/01/2033	107,000	101,009
3.45%, 08/01/2033	136,517	128,856
3.50%, 02/01/2052 to 11/01/2059	314,574	290,836
3.68%, 01/01/2032	160,000	155,587
3.77%, 12/01/2025	22,326	22,264
3.81%, 10/01/2032	140,000	136,811
4.00%, 06/01/2049 to 08/01/2059	631,081	608,079
4.05%, 07/01/2032	99,641	98,695
4.12%, 11/01/2032	155,000	154,006
4.18%, 11/01/2030	33,851	34,087
4.31%, 10/01/2032	239,852	240,214
4.32%, 02/01/2034	110,000	110,281
4.41%, 01/01/2033	165,000	166,268
4.45%, 12/01/2032	153,650	155,575
4.50%, 05/01/2052	104,701	104,163
4.74%, 04/01/2031	127,349	131,055
4.76%, 01/01/2030	378,000	389,061
4.83%, 12/01/2029	221,000	226,500
4.93%, 10/01/2032	112,917	117,314
5.00%, 06/01/2053	121,669	121,801
5.07%, 03/01/2028	63,887	65,531
5.43%, 07/01/2030	198,189	208,331
6.00%, 06/01/2052 to 11/01/2053	282,270	290,489
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(2)	531,589	448,836
1.51%, 11/01/2032(2)	213,726	181,004

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 12/20/2050	$ 165,219	$ 142,072
3.00%, 02/20/2051 to 09/20/2055	1,889,219	1,710,858
3.50%, 01/20/2051 to 08/20/2053	1,899,567	1,743,162
4.00%, 05/20/2038 to 08/20/2052	320,120	308,943
4.50%, 12/20/2031 to 05/20/2052	119,930	118,796
5.00%, 02/20/2052 to 08/20/2052	351,631	351,736
5.50%, 06/20/2063	38,160	38,489
6.00%, 09/20/2053 to 06/20/2063	173,782	178,424
6.50%, 11/20/2053 to 09/20/2054	225,331	236,977
		13,215,130
Total U.S. Government & Agency Obligations (cost $30,013,465)		27,990,314
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	30,931
Total Long-Term Investment Securities (cost $130,262,804)		148,593,840
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(4)(5) (cost $153,713)	153,713	153,713
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $2,648,441 and collateralized by $2,745,600 of United States Treasury Notes, bearing interest at 1.88% due 02/28/2027 and having an approximate value of $2,701,251 (cost $2,648,185)	2,648,185	2,648,185
TOTAL INVESTMENTS (cost $133,064,702)(6)	99.9%	151,395,738
Other assets less liabilities	0.1	115,201
NET ASSETS	100.0%	$151,510,939
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $12,046,131 representing 8.0% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The rate shown is the 7-day yield as of November 30, 2025.
(5)	At November 30, 2025, the Fund had loaned securities with a total value of $5,259,159. This was secured by collateral of $5,227,321, which was received in cash and subsequently invested in short-term investments currently valued at $153,713 as reported in the Portfolio of Investments. Additional collateral of $5,371,586 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Home Loan Mtg. Corp.	0.44% to 6.35%	06/01/2029 to 12/25/2055	$2,335,821
Federal National Mtg. Assoc.	1.41% to 7.05%	01/01/2026 to 12/01/2055	1,146,043
Government National Mtg. Assoc.	0.75% to 6.98%	02/16/2034 to 03/20/2065	1,747,438
United States Treasury Bills	0.00%	12/04/2025 to 10/29/2026	188
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 08/15/2055	142,096
(6)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$91,436,733	$—	$—	$91,436,733
Corporate Bonds & Notes	—	16,401,754	—	16,401,754
Asset Backed Securities	—	7,232,539	—	7,232,539
Collateralized Mortgage Obligations	—	5,501,569	—	5,501,569
U.S. Government & Agency Obligations	—	27,990,314	—	27,990,314
Municipal Securities	—	30,931	—	30,931
Short-Term Investments	153,713	—	—	153,713
Repurchase Agreements	—	2,648,185	—	2,648,185
Total Investments at Value	$91,590,446	$59,805,292	$—	$151,395,738
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Agriculture — 0.7%
Philip Morris International, Inc.	15,196	$ 2,393,066
Auto Manufacturers — 3.3%
Cummins, Inc.	2,539	1,264,371
Tesla, Inc.†	24,855	10,691,876
		11,956,247
Biotechnology — 2.3%
Incyte Corp.†	16,760	1,750,750
Insmed, Inc.†	6,120	1,271,552
Vertex Pharmaceuticals, Inc.†	12,402	5,377,631
		8,399,933
Commercial Services — 1.8%
Paylocity Holding Corp.†	6,139	904,459
PayPal Holdings, Inc.	20,594	1,291,038
Rollins, Inc.	69,868	4,295,484
		6,490,981
Computers — 10.8%
Apple, Inc.	102,204	28,499,585
Dell Technologies, Inc., Class C	10,379	1,384,040
EPAM Systems, Inc.†	15,198	2,842,026
Genpact, Ltd.	20,722	913,011
Pure Storage, Inc., Class A†	23,052	2,050,706
Zscaler, Inc.†	12,753	3,207,379
		38,896,747
Diversified Financial Services — 3.8%
American Express Co.	18,098	6,610,657
Charles Schwab Corp.	35,773	3,317,230
Mastercard, Inc., Class A	4,228	2,327,641
SEI Investments Co.	18,842	1,523,564
		13,779,092
Electric — 1.3%
NRG Energy, Inc.	23,552	3,991,829
Vistra Corp.	4,342	776,610
		4,768,439
Engineering & Construction — 1.0%
EMCOR Group, Inc.	5,692	3,500,978
Food — 0.2%
Sysco Corp.	9,364	713,537
Healthcare-Services — 1.0%
Cigna Group	13,150	3,646,232
Insurance — 2.2%
Everest Group, Ltd.	2,564	805,840
Progressive Corp.	16,100	3,683,519
RenaissanceRe Holdings, Ltd.	13,100	3,421,327
		7,910,686
Internet — 22.5%
Alphabet, Inc., Class A	16,937	5,422,889
Alphabet, Inc., Class C	59,556	19,065,067
Amazon.com, Inc.†	75,167	17,530,448
Booking Holdings, Inc.	1,032	5,071,960
DoorDash, Inc., Class A†	24,864	4,932,272
Expedia Group, Inc.	20,315	5,194,342
Meta Platforms, Inc., Class A	23,669	15,336,328
Security Description	Shares or Principal Amount	Value

Internet (continued)
Netflix, Inc.†	18,690	$ 2,010,670
Uber Technologies, Inc.†	71,645	6,271,803
		80,835,779
Lodging — 0.6%
Las Vegas Sands Corp.	31,200	2,126,592
Mining — 0.9%
Coeur Mining, Inc.†	181,560	3,135,541
Pharmaceuticals — 4.4%
Cardinal Health, Inc.	8,789	1,865,553
Eli Lilly & Co.	7,107	7,643,365
McKesson Corp.	5,538	4,879,643
Neurocrine Biosciences, Inc.†	8,511	1,295,034
		15,683,595
Retail — 3.4%
FirstCash Holdings, Inc.	10,589	1,677,403
TJX Cos., Inc.	30,190	4,586,465
Ulta Beauty, Inc.†	6,406	3,451,745
Walmart, Inc.	22,068	2,438,735
		12,154,348
Semiconductors — 19.3%
Advanced Micro Devices, Inc.†	24,284	5,282,499
Broadcom, Inc.	61,238	24,676,464
NVIDIA Corp.	211,271	37,394,967
QUALCOMM, Inc.	10,248	1,722,586
		69,076,516
Software — 16.0%
Adobe, Inc.†	18,474	5,914,082
Atlassian Corp., Class A†	13,305	1,989,363
Dynatrace, Inc.†	71,394	3,181,317
HubSpot, Inc.†	6,165	2,264,528
Microsoft Corp.	52,695	25,926,467
Nutanix, Inc., Class A†	12,682	606,200
Palantir Technologies, Inc., Class A†	43,596	7,343,746
Salesforce, Inc.	20,728	4,778,633
ServiceNow, Inc.†	2,669	2,168,322
Workday, Inc., Class A†	14,509	3,128,430
		57,301,088
Telecommunications — 3.3%
Arista Networks, Inc.†	48,285	6,309,884
Credo Technology Group Holding, Ltd.†	10,400	1,847,040
Motorola Solutions, Inc.	9,879	3,652,069
		11,808,993
Total Long-Term Investment Securities (cost $261,147,948)		354,578,390

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1) (cost $4,291,761)	4,291,761	$ 4,291,761
TOTAL INVESTMENTS (cost $265,439,709)(2)	100.0%	358,870,151
Other assets less liabilities	(0.0)	(140,454)
NET ASSETS	100.0%	$358,729,697
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$354,578,390	$—	$—	$354,578,390
Short-Term Investments	4,291,761	—	—	4,291,761
Total Investments at Value	$358,870,151	$—	$—	$358,870,151
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Fixed Income Investment Companies — 62.7%
VALIC Company I Core Bond Fund	17,266,431	$175,944,929
VALIC Company I High Yield Bond Fund	412,998	3,039,667
Total Domestic Fixed Income Investment Companies (cost $174,914,779)		178,984,596
Domestic Equity Investment Companies — 26.9%
VALIC Company I Large Cap Core Fund	974,535	17,853,477
VALIC Company I Small Cap Growth Fund	167,163	3,007,273
VALIC Company I Small Cap Value Fund	234,804	3,127,587
VALIC Company I Stock Index Fund	378,681	25,742,723
VALIC Company I Systematic Growth Fund	671,712	14,522,410
VALIC Company I Systematic Value Fund	758,644	12,494,868
Total Domestic Equity Investment Companies (cost $64,409,269)		76,748,338
International Equity Investment Companies — 9.8%
VALIC Company I Emerging Economies Fund	88,849	692,129
VALIC Company I International Equities Index Fund	2,790,906	27,406,700
Total International Equity Investment Companies (cost $22,535,966)		28,098,829
Total Long-Term Investment Securities (cost $261,860,014)		283,831,763
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(2) (cost $2,036,118)	2,036,117	$ 2,036,118
TOTAL INVESTMENTS (cost $263,896,132)(3)	100.1%	285,867,881
Other assets less liabilities	(0.1)	(368,951)
NET ASSETS	100.0%	$285,498,930
^	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
#	The VALIC Company I Conservative Allocation Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$283,831,763	$—	$—	$283,831,763
Short-Term Investments	2,036,118	—	—	2,036,118
Total Investments at Value	$285,867,881	$—	$—	$285,867,881
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.6%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 971,000	$ 966,575
Aerospace/Defense — 0.4%
ATI, Inc.
4.88%, 10/01/2029	418,000	417,117
5.13%, 10/01/2031#	150,000	150,286
BAE Systems PLC
5.50%, 03/26/2054*	272,000	278,044
Boeing Co.
3.38%, 06/15/2046	1,080,000	772,558
3.60%, 05/01/2034	240,000	218,994
3.75%, 02/01/2050	667,000	494,845
5.15%, 05/01/2030	1,261,000	1,299,688
5.81%, 05/01/2050	278,000	276,847
5.93%, 05/01/2060	1,294,000	1,284,646
6.26%, 05/01/2027	290,000	297,924
Embraer Netherlands Finance BV
5.40%, 01/09/2038	384,000	380,141
General Electric Co.
4.90%, 01/29/2036	199,000	204,195
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,135,000	1,184,401
5.40%, 07/31/2033	1,616,000	1,697,984
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,893
4.70%, 12/15/2031	495,000	508,911
RTX Corp.
5.38%, 02/27/2053	1,589,000	1,556,756
6.40%, 03/15/2054	598,000	669,690
		11,696,920
Agriculture — 0.1%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	800,530
5.15%, 08/04/2035	440,000	450,694
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	295,000	311,827
		1,563,051
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	747,000	742,968
American Airlines, Inc.
7.25%, 02/15/2028*#	163,000	166,866
8.50%, 05/15/2029*	532,000	555,750
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,447,735	1,335,827
Latam Airlines Group SA
7.88%, 04/15/2030*	400,000	419,128
Southwest Airlines Co.
5.25%, 11/15/2035	901,000	882,453
United Airlines Pass-Through Trust
5.45%, 08/15/2038	1,977,388	2,049,270
United Airlines, Inc.
4.63%, 04/15/2029*	305,000	303,457
		6,455,719
Auto Manufacturers — 0.4%
BMW US Capital LLC
4.50%, 08/11/2030*	208,000	209,487
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Cummins, Inc.
5.45%, 02/20/2054	$ 165,000	$ 165,017
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	178,000	158,852
4.65%, 10/12/2030*	537,000	541,517
4.95%, 01/13/2028*	243,000	246,621
5.13%, 09/25/2027*	160,000	162,531
5.13%, 01/19/2028*	379,000	386,125
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	772,000	727,334
6.05%, 11/05/2031	950,000	972,767
General Motors Co.
5.35%, 04/15/2028	463,000	474,774
General Motors Financial Co., Inc.
2.70%, 06/10/2031	388,000	351,282
3.10%, 01/12/2032	260,000	236,863
5.60%, 06/18/2031	1,371,000	1,430,825
Hyundai Capital America
4.50%, 09/18/2030*	511,000	511,703
4.85%, 03/25/2027*	379,000	382,020
4.88%, 11/01/2027*	764,000	773,508
5.35%, 03/19/2029*	767,000	789,741
5.40%, 06/23/2032*	449,000	466,173
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	480,000	492,900
6.45%, 03/18/2035*	552,000	574,468
		10,054,508
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	342,000	344,098
7.75%, 10/15/2033*	295,000	297,933
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	373,000	243,182
		885,213
Banks — 8.8%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,800,000	1,872,997
Abu Dhabi Commercial Bank PJSC
5.36%, 03/10/2035	500,000	508,623
AIB Group PLC
5.32%, 05/15/2031*	1,215,000	1,256,220
5.87%, 03/28/2035*	1,000,000	1,063,518
6.61%, 09/13/2029*	875,000	930,821
Al Rajhi Sukuk, Ltd.
4.87%, 05/19/2030#	600,000	609,773
Banco General SA
4.13%, 08/07/2027	600,000	594,078
Banco Santander SA
5.59%, 08/08/2028	1,000,000	1,037,358
6.94%, 11/07/2033	700,000	806,595
Bangkok Bank PCL/Hong Kong
5.08%, 11/26/2035*	800,000	801,984
Bank of America Corp.
3.31%, 04/22/2042	1,013,000	810,494
3.42%, 12/20/2028	328,000	323,939
3.85%, 03/08/2037	2,440,000	2,307,161
3.97%, 02/07/2030	1,423,000	1,416,779
4.08%, 04/23/2040	2,384,000	2,157,364
4.18%, 11/25/2027	919,000	920,189
4.57%, 04/27/2033	1,112,000	1,116,599
5.16%, 01/24/2031	780,000	809,070

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.43%, 08/15/2035	$ 427,000	$ 440,084
5.51%, 01/24/2036	5,320,000	5,614,894
5.52%, 10/25/2035	1,418,000	1,465,025
6.11%, 01/29/2037	723,000	786,862
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,790,770
Bank of New York Mellon Corp.
4.94%, 02/11/2031	764,000	787,130
Bank of Nova Scotia
4.59%, 05/04/2037	974,000	950,958
5.65%, 02/01/2034	952,000	1,018,326
BankUnited, Inc.
5.13%, 06/11/2030	1,286,000	1,289,806
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030*	1,155,000	1,206,413
Barclays PLC
3.56%, 09/23/2035	1,100,000	1,038,856
4.94%, 09/10/2030	1,161,000	1,184,174
5.37%, 02/25/2031	540,000	559,484
5.79%, 02/25/2036	515,000	543,650
5.86%, 08/11/2046	211,000	219,117
BNP Paribas SA
5.09%, 05/09/2031*	359,000	367,359
5.28%, 11/19/2030*	4,543,000	4,679,862
5.79%, 01/13/2033*	840,000	886,056
BPCE SA
3.58%, 10/19/2042*	674,000	504,921
5.39%, 05/28/2031*	1,330,000	1,370,911
5.88%, 01/14/2031*	930,000	973,931
5.94%, 05/30/2035*	2,280,000	2,405,759
6.03%, 05/28/2036*	1,660,000	1,762,760
6.29%, 01/14/2036*	1,215,000	1,311,431
6.92%, 01/14/2046*	253,000	273,846
7.00%, 10/19/2034*	1,000,000	1,124,059
CaixaBank SA
5.58%, 07/03/2036*	2,645,000	2,744,476
6.04%, 06/15/2035*	1,390,000	1,489,860
6.68%, 09/13/2027*	248,000	252,722
6.84%, 09/13/2034*	200,000	224,699
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,533,154
Citibank, N.A.
4.91%, 05/29/2030	667,000	687,923
Citigroup, Inc.
2.57%, 06/03/2031	418,000	387,782
2.67%, 01/29/2031	379,000	355,211
2.90%, 11/03/2042	570,000	425,020
3.67%, 07/24/2028	211,000	209,518
4.45%, 09/29/2027	2,264,000	2,275,104
4.50%, 09/11/2031	745,000	750,225
4.54%, 09/19/2030	2,355,000	2,376,490
4.95%, 05/07/2031	3,250,000	3,330,943
5.17%, 09/11/2036	1,074,000	1,096,028
5.41%, 09/19/2039	1,054,000	1,064,335
5.88%, 02/22/2033	748,000	804,095
6.00%, 10/31/2033	1,605,000	1,737,360
Citizens Financial Group, Inc.
5.72%, 07/23/2032	1,637,000	1,716,943
Cooperatieve Rabobank UA
4.99%, 05/27/2031*	1,205,000	1,236,571
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028	828,000	847,501
Security Description	Shares or Principal Amount	Value

Banks (continued)
Credit Agricole SA
4.82%, 09/25/2033*	$ 760,000	$ 761,720
5.22%, 05/27/2031*	2,358,000	2,431,386
5.30%, 07/12/2028*	2,064,000	2,127,382
5.86%, 01/09/2036*	1,265,000	1,341,534
Credit Suisse Group AG
9.02%, 11/15/2033*	194,000	244,424
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	1,010,275
5.02%, 03/04/2031*	830,000	850,729
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	555,696
Deutsche Bank AG
2.55%, 01/07/2028	950,000	932,099
3.55%, 09/18/2031#	824,000	785,210
3.73%, 01/14/2032	241,000	228,702
3.74%, 01/07/2033	1,226,000	1,144,085
5.00%, 09/11/2030	825,000	839,120
5.30%, 05/09/2031	1,935,000	1,988,582
5.37%, 01/10/2029	680,000	694,414
5.40%, 09/11/2035	855,000	876,080
5.41%, 05/10/2029	295,000	307,252
6.72%, 01/18/2029	110,000	115,321
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	390,000	395,655
DNB Bank ASA
4.85%, 11/05/2030*	1,000,000	1,023,038
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	708,000	734,952
First Citizens BancShares, Inc.
5.60%, 09/05/2035	495,000	494,253
6.25%, 03/12/2040	305,000	311,137
First Horizon Bank
5.75%, 05/01/2030#	728,000	754,305
First Horizon Corp.
5.51%, 03/07/2031	339,000	351,537
FNB Corp.
5.72%, 12/11/2030	1,072,000	1,095,183
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,626,000	1,593,535
2.38%, 07/21/2032	1,841,000	1,655,460
3.21%, 04/22/2042	1,436,000	1,120,329
3.80%, 03/15/2030	594,000	586,224
4.22%, 05/01/2029	2,380,000	2,384,906
4.37%, 10/21/2031	445,000	445,524
4.69%, 10/23/2030	292,000	296,789
4.94%, 10/21/2036	570,000	572,123
5.05%, 07/23/2030	135,000	138,685
5.33%, 07/23/2035	290,000	300,960
5.73%, 01/28/2056	365,000	379,230
5.85%, 04/25/2035	4,075,000	4,376,294
6.75%, 10/01/2037	1,521,000	1,713,201
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	623,935
HSBC Holdings PLC
2.87%, 11/22/2032	2,700,000	2,458,962
4.62%, 11/06/2031	472,000	475,070
5.73%, 05/17/2032	668,000	706,840
5.74%, 09/10/2036	794,000	819,870
6.33%, 03/09/2044	3,508,000	3,878,617
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	526,493

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	$ 786,000	$ 670,378
JPMorgan Chase & Co.
2.07%, 06/01/2029	2,270,000	2,166,038
2.53%, 11/19/2041	2,571,000	1,878,798
2.55%, 11/08/2032	290,000	262,546
3.54%, 05/01/2028	2,097,000	2,083,093
4.51%, 10/22/2028	467,000	471,239
4.91%, 07/25/2033	290,000	297,762
5.53%, 11/29/2045	217,000	224,595
5.58%, 07/23/2036	527,000	551,367
6.25%, 10/23/2034	214,000	236,954
KBC Group NV
4.45%, 09/23/2031*	1,330,000	1,329,024
4.93%, 10/16/2030*	610,000	622,308
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,552,228
4.90%, 08/08/2032	782,000	780,649
KeyCorp
5.12%, 04/04/2031#	1,140,000	1,172,311
Lloyds Banking Group PLC
4.94%, 11/04/2036	1,290,000	1,285,723
5.68%, 01/05/2035	586,000	619,739
5.72%, 06/05/2030	260,000	272,770
6.07%, 06/13/2036	213,000	225,127
M&T Bank Corp.
5.18%, 07/08/2031	1,160,000	1,190,067
5.40%, 07/30/2035	419,000	422,231
Mashreqbank PSC
7.88%, 02/24/2033	700,000	735,391
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/2031	320,000	322,674
5.19%, 09/12/2036	1,155,000	1,185,435
Mizuho Financial Group, Inc.
4.71%, 07/08/2031	1,085,000	1,101,187
5.32%, 07/08/2036	2,545,000	2,637,002
5.78%, 07/06/2029	1,431,000	1,491,045
Morgan Stanley
1.59%, 05/04/2027	654,000	646,856
2.48%, 09/16/2036	551,000	485,097
3.22%, 04/22/2042	2,040,000	1,612,387
3.62%, 04/01/2031	627,000	611,352
4.65%, 10/18/2030	210,000	213,099
5.04%, 07/19/2030	660,000	678,477
5.17%, 01/16/2030	502,000	516,700
5.30%, 04/20/2037	1,065,000	1,091,644
5.32%, 07/19/2035	1,240,000	1,287,792
5.59%, 01/18/2036	1,060,000	1,118,908
5.94%, 02/07/2039	840,000	886,670
Morgan Stanley VRS
3.59%, 07/22/2028	1,871,000	1,853,713
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	318,428
NatWest Group PLC
1.64%, 06/14/2027	363,000	358,060
3.03%, 11/28/2035	947,000	871,668
4.45%, 05/08/2030	778,000	782,600
4.89%, 05/18/2029	755,000	768,017
4.96%, 08/15/2030	2,671,000	2,732,694
5.12%, 05/23/2031	940,000	967,623
NatWest Markets PLC
4.79%, 03/21/2028*	528,000	537,316
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.41%, 05/17/2029*	$ 1,905,000	$ 1,983,904
Nordea Bank Abp
5.38%, 09/22/2027*	622,000	636,873
Oversea-Chinese Banking Corp., Ltd.
5.52%, 05/21/2034	570,000	591,899
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	683,610
4.90%, 05/13/2031	875,000	897,206
5.37%, 07/21/2036	310,000	321,138
Regions Financial Corp.
5.50%, 09/06/2035#	395,000	408,310
5.72%, 06/06/2030	503,000	524,026
7.38%, 12/10/2037	852,000	986,599
Royal Bank of Canada
4.65%, 10/18/2030	1,050,000	1,065,659
4.72%, 03/27/2028	831,000	838,270
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,088,202
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,906,529
5.69%, 04/15/2031	910,000	952,916
Saudi Awwal Bank
5.95%, 09/04/2035	600,000	606,810
Signature Bank
4.00%, 10/15/2030†(1)	740,000	473,600
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	720,000	724,321
SNB Funding, Ltd.
6.00%, 06/24/2035	630,000	647,109
Societe Generale SA
5.25%, 02/19/2027*	775,000	783,541
5.51%, 05/22/2031*	1,320,000	1,366,967
6.10%, 04/13/2033*	2,240,000	2,376,067
6.45%, 01/10/2029*	1,411,000	1,470,104
6.69%, 01/10/2034*	1,089,000	1,192,111
Standard Chartered PLC
5.01%, 10/15/2030*	550,000	562,225
5.69%, 05/14/2028*	400,000	408,058
State Street Corp.
4.78%, 10/23/2036	455,000	456,524
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033	939,000	963,396
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	528,000	532,535
Swedbank AB
1.54%, 11/16/2026*#	3,767,000	3,683,690
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	345,000	339,873
Toronto-Dominion Bank
4.93%, 10/15/2035	446,000	450,467
5.30%, 01/30/2032	780,000	818,979
Truist Bank
4.14%, 10/23/2029	739,000	738,434
Truist Financial Corp.
4.96%, 10/23/2036	500,000	497,463
5.07%, 05/20/2031	800,000	823,370
5.12%, 01/26/2034	1,000,000	1,021,256
7.16%, 10/30/2029	1,520,000	1,645,839
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,579,957
4.40%, 09/23/2031*	430,000	429,839
4.75%, 05/12/2028*	1,477,000	1,488,498
4.84%, 11/06/2033*	2,039,000	2,055,364

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.01%, 03/23/2037*	$ 1,130,000	$ 1,130,197
5.43%, 02/08/2030*	528,000	546,976
5.58%, 05/09/2036*	210,000	220,292
6.30%, 09/22/2034*	471,000	516,315
United Overseas Bank, Ltd.
2.00%, 10/14/2031	870,000	852,506
US Bancorp
2.49%, 11/03/2036	1,711,000	1,494,972
5.08%, 05/15/2031	860,000	888,222
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	460,000	472,805
Webster Financial Corp.
5.78%, 09/11/2035	664,000	664,904
Wells Fargo & Co.
2.57%, 02/11/2031	1,190,000	1,114,252
2.88%, 10/30/2030	1,458,000	1,389,939
3.07%, 04/30/2041	1,772,000	1,399,328
4.08%, 09/15/2029	888,000	887,677
4.30%, 07/22/2027	3,302,000	3,316,010
4.65%, 11/04/2044	343,000	305,794
4.75%, 12/07/2046	191,000	170,709
5.21%, 12/03/2035	3,145,000	3,248,048
5.39%, 04/24/2034	1,040,000	1,090,241
5.50%, 01/23/2035	200,000	210,305
5.61%, 04/23/2036	2,161,000	2,291,972
5.61%, 01/15/2044	350,000	352,829
Western Alliance Bank
6.54%, 11/15/2035	744,000	746,500
Woori Bank
5.13%, 08/06/2028	620,000	633,190
Yapi ve Kredi Bankasi AS
7.25%, 03/03/2030*	320,000	331,202
Zions Bancorp NA
6.82%, 11/19/2035	794,000	846,604
		240,163,193
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	987,000	929,578
Constellation Brands, Inc.
4.35%, 05/09/2027	728,000	730,772
PepsiCo, Inc.
3.60%, 02/18/2028	347,000	346,061
4.45%, 02/07/2028#	503,000	510,595
4.65%, 07/23/2032	435,000	446,135
		2,963,141
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	875,624
3.15%, 02/21/2040	1,113,000	890,427
4.40%, 05/01/2045	499,000	435,389
4.66%, 06/15/2051	412,000	361,102
5.15%, 03/02/2028	418,000	427,845
5.25%, 03/02/2030	535,000	556,022
5.60%, 03/02/2043	256,000	261,563
5.65%, 03/02/2053	1,427,000	1,433,662
5.75%, 03/02/2063	993,000	994,863
Biogen, Inc.
5.75%, 05/15/2035	610,000	648,901
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.
2.60%, 10/01/2040	$ 500,000	$ 373,323
4.80%, 11/15/2029	502,000	517,371
5.10%, 06/15/2035	330,000	341,407
5.55%, 10/15/2053	562,000	571,984
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	333,916
2.80%, 09/15/2050	983,000	618,733
Royalty Pharma PLC
2.15%, 09/02/2031	676,000	593,756
5.15%, 09/02/2029	292,000	300,049
5.95%, 09/25/2055	193,000	194,865
		10,730,802
Building Materials — 0.2%
Carlisle Cos., Inc.
5.55%, 09/15/2040	178,000	180,965
Carrier Global Corp.
3.38%, 04/05/2040	1,794,000	1,464,854
5.90%, 03/15/2034	232,000	250,625
CRH America Finance, Inc.
5.60%, 02/09/2056	190,000	190,457
CRH SMW Finance DAC
5.20%, 05/21/2029	1,152,000	1,189,870
GCC SAB de CV
3.61%, 04/20/2032	600,000	548,631
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,040,000	941,154
Owens Corning
5.50%, 06/15/2027	285,000	290,720
St Marys Cement, Inc.
5.75%, 04/02/2034	400,000	415,898
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	255,975
4.38%, 07/15/2030*	202,000	195,866
		5,925,015
Chemicals — 0.4%
CF Industries, Inc.
5.15%, 03/15/2034	400,000	403,803
5.30%, 11/26/2035	542,000	545,907
5.38%, 03/15/2044	666,000	634,723
Consolidated Energy Finance SA
5.63%, 10/15/2028*#	751,000	521,194
Dow Chemical Co.
5.65%, 03/15/2036	561,000	563,414
DuPont de Nemours, Inc.
5.32%, 11/15/2038	750,000	764,570
Eastman Chemical Co.
5.75%, 03/08/2033	491,000	516,029
Ecolab, Inc.
2.70%, 12/15/2051	622,000	391,523
4.30%, 06/15/2028	234,000	236,348
5.25%, 01/15/2028	471,000	483,973
EIDP, Inc.
5.13%, 05/15/2032	1,170,000	1,205,151
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	890,000	802,726
MEGlobal BV
4.25%, 11/03/2026	590,000	588,265
Methanex Corp.
5.25%, 12/15/2029#	569,000	569,559

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Methanex US Operations, Inc.
6.25%, 03/15/2032*	$ 135,000	$ 138,613
Minerals Technologies, Inc.
5.00%, 07/01/2028*	510,000	506,175
Mosaic Co.
4.60%, 11/15/2030	427,000	428,500
Nutrien, Ltd.
5.20%, 06/21/2027	308,000	313,113
OCP SA
3.75%, 06/23/2031	600,000	559,500
PPG Industries, Inc.
4.38%, 03/15/2031	634,000	635,056
RPM International, Inc.
2.95%, 01/15/2032	114,000	103,843
Westlake Corp.
3.38%, 08/15/2061	566,000	340,349
		11,252,334
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	143,631
Commercial Services — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	232,000	224,881
8.25%, 01/15/2030*#	160,000	164,775
8.38%, 06/15/2032*	170,000	175,038
Bidvest Group UK PLC
6.20%, 09/17/2032*	200,000	202,705
Block, Inc.
6.00%, 08/15/2033*	75,000	77,082
6.50%, 05/15/2032	245,000	256,043
Boost Newco Borrower LLC
7.50%, 01/15/2031*	275,000	292,036
Champions Financing, Inc.
8.75%, 02/15/2029*#	584,000	582,138
Deluxe Corp.
8.00%, 06/01/2029*	691,000	698,846
8.13%, 09/15/2029*	109,000	114,816
DP World, Ltd.
5.63%, 09/25/2048	544,000	541,220
Element Fleet Management Corp.
5.04%, 03/25/2030*	900,000	922,160
5.64%, 03/13/2027*	1,520,000	1,546,754
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	530,000	540,245
8.63%, 05/15/2032*	178,000	183,066
Ford Foundation
2.82%, 06/01/2070	1,423,000	832,854
Garda World Security Corp.
6.50%, 01/15/2031*	590,000	605,737
Global Payments, Inc.
5.20%, 11/15/2032	430,000	431,466
5.55%, 11/15/2035	2,476,000	2,473,971
GXO Logistics, Inc.
6.25%, 05/06/2029	430,000	451,596
Herc Holdings, Inc.
7.00%, 06/15/2030*	180,000	188,952
7.25%, 06/15/2033*	375,000	396,993
Hertz Corp.
4.63%, 12/01/2026*	303,000	295,096
12.63%, 07/15/2029*	262,000	261,761
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
ION Platform Finance US, Inc.
7.88%, 09/30/2032*	$ 270,000	$ 257,261
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	797,000	568,948
Quanta Services, Inc.
2.35%, 01/15/2032	1,355,000	1,199,733
2.90%, 10/01/2030	471,000	442,445
3.05%, 10/01/2041	948,000	711,498
5.10%, 08/09/2035	795,000	804,305
5.25%, 08/09/2034#	581,000	601,018
S&P Global, Inc.
2.70%, 03/01/2029	1,587,000	1,523,129
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	451,000	468,775
Triton Container International, Ltd.
3.15%, 06/15/2031*	1,429,000	1,292,109
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	475,000	428,999
Verisk Analytics, Inc.
5.13%, 02/15/2036	249,000	252,567
Veritiv Operating Co.
10.50%, 11/30/2030*	514,000	552,413
VM Consolidated, Inc.
5.50%, 04/15/2029*	452,000	451,677
WEX, Inc.
6.50%, 03/15/2033*	451,000	459,982
		22,475,090
Computers — 0.6%
Accenture Capital, Inc.
4.25%, 10/04/2031	650,000	651,573
4.50%, 10/04/2034	782,000	776,307
Apple, Inc.
1.40%, 08/05/2028#	1,010,000	952,624
2.65%, 05/11/2050	870,000	560,086
2.70%, 08/05/2051	723,000	464,064
3.95%, 08/08/2052	706,000	572,784
4.38%, 05/13/2045	448,000	407,207
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035#	685,000	711,998
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,915,000	1,480,302
4.35%, 02/01/2030	839,000	839,421
4.75%, 04/01/2028	720,000	729,845
5.30%, 04/01/2032	1,800,000	1,859,669
8.10%, 07/15/2036	473,000	576,757
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	377,000	393,374
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	440,000	438,915
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	1,725,000	1,764,012
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	435,000	396,101
Leidos, Inc.
4.38%, 05/15/2030	1,625,000	1,627,240
5.75%, 03/15/2033	587,000	623,523
NCR Voyix Corp.
5.13%, 04/15/2029*	56,000	55,478

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	$ 192,000	$ 187,298
4.13%, 01/15/2031*	143,000	135,687
		16,204,265
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	660,000	621,951
Haleon US Capital LLC
3.63%, 03/24/2032	1,000,000	953,511
4.00%, 03/24/2052	1,085,000	871,076
Kenvue, Inc.
4.85%, 05/22/2032	437,000	448,124
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	735,000	717,574
		3,612,236
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.00%, 11/15/2035	490,000	487,044
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,771,924
4.63%, 09/10/2029	1,160,000	1,173,844
Air Lease Corp.
4.13%, 12/15/2026(2)	240,000	232,387
4.65%, 06/15/2026(2)	342,000	338,561
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	677,000	673,779
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	402,000	406,660
5.25%, 03/15/2030*	645,000	660,033
Ally Financial, Inc.
6.65%, 01/17/2040	689,000	692,251
American Express Co.
4.80%, 10/24/2036	525,000	522,368
4.92%, 07/20/2033	722,000	739,629
5.09%, 01/30/2031	428,000	442,611
5.10%, 02/16/2028	1,294,000	1,310,558
5.44%, 01/30/2036	775,000	810,470
5.67%, 04/25/2036	340,000	360,963
Aviation Capital Group LLC
5.13%, 04/10/2030*	635,000	645,856
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	12,000,000	11,991,457
4.95%, 01/15/2028*	465,000	470,484
5.15%, 01/15/2030*	715,000	727,834
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	405,000	413,458
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	215,000	214,353
6.88%, 04/15/2030*	244,000	239,966
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	581,654
Capital One Financial Corp.
5.20%, 09/11/2036	970,000	968,289
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	681,000	591,706
Credit Acceptance Corp.
6.63%, 03/15/2030*	475,000	471,547
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
9.25%, 12/15/2028*	$ 261,000	$ 273,890
EZCORP, Inc.
7.38%, 04/01/2032*	197,000	206,526
Focus Financial Partners LLC
6.75%, 09/15/2031*	577,000	596,136
goeasy, Ltd.
6.88%, 05/15/2030*	426,000	407,793
6.88%, 02/15/2031*	135,000	127,380
7.63%, 07/01/2029*	140,000	138,816
Intercontinental Exchange, Inc.
4.25%, 09/21/2048	1,104,000	925,419
4.95%, 06/15/2052#	408,000	379,346
5.20%, 06/15/2062	622,000	585,766
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	598,000	608,337
6.75%, 05/01/2033*	121,000	126,551
7.13%, 04/30/2031*	217,000	228,594
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	735,000	745,506
5.20%, 03/27/2028*	1,060,000	1,079,021
Mastercard, Inc.
4.35%, 01/15/2032	618,000	624,067
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	316,541
6.10%, 06/28/2063	363,000	381,706
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	555,000	590,414
Planet Financial Group LLC
10.50%, 12/15/2029*	692,000	724,840
Rfna LP
7.88%, 02/15/2030*	585,000	593,088
Stellantis Financial Services US Corp.
4.95%, 09/15/2028*	335,000	337,425
Synchrony Financial
5.15%, 03/19/2029	827,000	840,268
5.45%, 03/06/2031	258,000	263,934
USAA Capital Corp.
4.38%, 06/01/2028*	555,000	561,692
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	587,000	616,067
		40,218,809
Electric — 3.3%
AEP Texas, Inc.
5.85%, 10/15/2055	667,000	664,811
AEP Transmission Co. LLC
4.50%, 06/15/2052	237,000	205,370
AES Corp.
2.45%, 01/15/2031#	2,032,000	1,843,478
5.45%, 06/01/2028#	1,222,000	1,250,000
5.80%, 03/15/2032	920,000	945,244
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	528,123
Ameren Corp.
5.70%, 12/01/2026	711,000	721,694
American Electric Power Co., Inc.
5.63%, 03/01/2033	418,000	441,904
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	579,042
Basin Electric Power Cooperative
5.85%, 10/15/2055*	275,000	275,327

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	$ 554,000	$ 554,077
Clearway Energy Operating LLC
3.75%, 01/15/2032*	631,000	577,688
CMS Energy Corp.
4.75%, 06/01/2050	467,000	456,645
Cometa Energia SA de CV
6.38%, 04/24/2035	573,300	596,031
Commonwealth Edison Co.
5.95%, 06/01/2055	126,000	133,771
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	715,000	571,452
4.13%, 05/15/2049	412,000	334,502
4.45%, 03/15/2044	735,000	650,122
4.50%, 12/01/2045	369,000	324,849
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,532,603
5.75%, 10/01/2041	1,000,000	1,029,204
Dominion Energy, Inc.
5.25%, 08/01/2033	1,907,000	1,967,670
DTE Electric Co.
3.95%, 03/01/2049	1,646,000	1,330,009
DTE Energy Co.
4.88%, 06/01/2028	499,000	508,060
Duke Energy Carolinas LLC
3.55%, 03/15/2052	637,000	469,057
5.40%, 01/15/2054	489,000	485,638
Duke Energy Corp.
5.70%, 09/15/2055	570,000	568,833
5.80%, 06/15/2054	376,000	380,626
Duke Energy Florida LLC
5.95%, 11/15/2052	728,000	765,386
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	523,000	527,252
Duke Energy Progress LLC
4.00%, 04/01/2052	1,031,000	820,079
Emera US Finance LP
4.75%, 06/15/2046	1,720,000	1,486,180
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,112,425
4.75%, 05/25/2047*	1,025,000	900,409
5.13%, 06/26/2029*	323,000	332,060
7.75%, 10/14/2052*	1,090,000	1,344,293
Engie SA
5.25%, 04/10/2029*	510,000	526,917
5.88%, 04/10/2054*	577,000	590,813
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	352,172
3.85%, 06/01/2049	279,000	217,191
5.85%, 06/01/2054	360,000	371,235
Entergy Texas, Inc.
4.50%, 03/30/2039	2,815,000	2,652,521
5.00%, 09/15/2052	326,000	296,679
5.25%, 04/15/2035	251,000	259,372
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	171,000	172,958
FirstEnergy Corp.
4.85%, 07/15/2047	533,000	472,991
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,180,000	2,228,827
Security Description	Shares or Principal Amount	Value

Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	$ 1,907,000	$ 1,654,488
Florida Power & Light Co.
5.15%, 06/15/2029	631,000	656,031
Georgia Power Co.
3.25%, 03/15/2051	2,077,000	1,443,838
Interstate Power & Light Co.
3.50%, 09/30/2049	1,460,000	1,067,127
Interstate Power and Light Co.
4.95%, 09/30/2034	340,000	341,194
ITC Holdings Corp.
5.30%, 07/01/2043	320,000	311,664
5.65%, 05/09/2034*	455,000	476,871
Jersey Central Power & Light Co.
5.10%, 01/15/2035	255,000	259,032
Kallpa Generacion SA
5.50%, 09/11/2035*#	600,000	603,000
Kentucky Power Co.
7.00%, 11/15/2033*	880,000	967,757
Kentucky Utilities Co.
5.85%, 08/15/2055	186,000	191,683
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	430,000	388,339
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	477,564	497,296
Minejesa Capital BV
4.63%, 08/10/2030	467,480	465,149
Narragansett Electric Co.
5.35%, 05/01/2034*	390,000	404,530
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	692,000	694,570
4.15%, 08/25/2028	217,000	218,234
4.75%, 02/07/2028	230,000	233,436
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,440,000	1,537,870
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	294,000	297,112
5.30%, 03/15/2032	666,000	697,137
5.90%, 03/15/2055	548,000	563,782
Niagara Energy SAC
5.75%, 10/03/2034*#	540,000	553,858
Niagara Mohawk Power Corp.
6.00%, 07/03/2055*	300,000	309,365
NRG Energy, Inc.
3.63%, 02/15/2031*	889,000	831,970
5.25%, 06/15/2029*	39,000	39,164
5.75%, 01/15/2034*	100,000	100,802
6.00%, 01/15/2036*	75,000	76,169
OGE Energy Corp.
5.45%, 05/15/2029	235,000	244,140
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	325,159
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,120,000	1,101,687
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,388,714
4.30%, 03/15/2045	2,379,000	1,918,681
4.95%, 07/01/2050	656,000	566,184
5.70%, 03/01/2035	1,780,000	1,840,951
5.80%, 05/15/2034	127,000	132,492
6.00%, 08/15/2035	45,000	47,542
6.10%, 10/15/2055	803,000	807,713
6.40%, 06/15/2033	157,000	170,381

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	$ 778,000	$ 758,172
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	779,340
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,190,510
5.53%, 06/01/2051	1,370,000	1,400,244
PPL Capital Funding, Inc.
5.25%, 09/01/2034	221,000	227,671
Public Service Co. of Colorado
2.70%, 01/15/2051	3,221,000	1,990,429
3.70%, 06/15/2028	519,000	517,549
4.10%, 06/15/2048	1,382,000	1,118,903
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,670,000	1,484,153
5.45%, 01/15/2036	1,735,000	1,787,803
Public Service Electric & Gas Co.
4.85%, 08/01/2034	215,000	218,244
Puget Energy, Inc.
5.73%, 03/15/2035	365,000	376,524
Puget Sound Energy, Inc.
5.69%, 06/15/2054	362,000	367,223
RWE Finance US LLC
5.88%, 09/18/2055*	530,000	522,589
6.25%, 04/16/2054*	596,000	618,740
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	440,496
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	388,013
SCE Recovery Funding LLC
5.34%, 03/15/2047	580,000	588,629
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,512,614
5.45%, 06/01/2031	1,650,000	1,706,318
5.88%, 12/01/2053	258,000	252,076
5.90%, 03/01/2055	435,000	428,435
6.20%, 09/15/2055	384,000	394,018
Talen Energy Supply LLC
6.25%, 02/01/2034*	302,000	307,715
6.50%, 02/01/2036*	302,000	312,233
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	318,000	327,636
Union Electric Co.
3.90%, 04/01/2052	882,000	690,511
Virginia Electric & Power Co.
5.55%, 08/15/2054	177,000	175,318
5.65%, 03/15/2055	1,600,000	1,602,948
Vistra Operations Co. LLC
4.30%, 10/15/2028*	553,000	551,582
5.00%, 07/31/2027*	381,000	382,220
5.70%, 12/30/2034*	3,000,000	3,099,201
6.00%, 04/15/2034*	101,000	106,607
7.75%, 10/15/2031*	160,000	169,951
Wisconsin Power & Light Co.
3.95%, 09/01/2032	334,000	322,532
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	398,000	407,882
8.38%, 01/15/2031*	730,000	764,976
		89,070,707
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	$ 230,000	$ 228,424
6.63%, 01/15/2032*	160,000	166,276
WESCO Distribution, Inc.
6.38%, 03/15/2033*	442,000	462,273
		856,973
Electronics — 0.3%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	436,000	456,462
5.60%, 05/29/2034	412,000	434,087
Amphenol Corp.
3.90%, 11/15/2028	410,000	410,188
4.13%, 11/15/2030	434,000	433,136
5.25%, 04/05/2034	385,000	403,283
5.30%, 11/15/2055	1,244,000	1,211,836
Flex, Ltd.
5.38%, 11/13/2035	372,000	373,774
Imola Merger Corp.
4.75%, 05/15/2029*	580,000	572,893
TD Synnex Corp.
6.10%, 04/12/2034	648,000	688,328
Trimble, Inc.
6.10%, 03/15/2033	309,000	333,386
TTM Technologies, Inc.
4.00%, 03/01/2029*	606,000	586,947
Tyco Electronics Group SA
5.00%, 05/09/2035	585,000	594,926
Vontier Corp.
2.95%, 04/01/2031	861,000	787,645
		7,286,891
Energy-Alternate Sources — 0.0%
India Green Power Holdings
4.00%, 02/22/2027	303,310	295,505
Engineering & Construction — 0.0%
MasTec, Inc.
5.90%, 06/15/2029	404,000	422,452
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	521,000	542,429
Flutter Treasury DAC
5.88%, 06/04/2031*	555,000	560,555
Light & Wonder International, Inc.
6.25%, 10/01/2033*	405,000	407,489
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	594,000	582,562
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	648,000	626,841
Voyager Parent LLC
9.25%, 07/01/2032*	685,000	725,864
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	585,000	467,924
		3,913,664
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	240,000	245,296
Waste Connections, Inc.
2.20%, 01/15/2032	619,000	548,801

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Waste Management, Inc.
4.95%, 07/03/2027	$ 621,000	$ 631,123
		1,425,220
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	296,460
6.25%, 03/15/2033*	690,000	714,503
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,192,297
C&S Group Enterprises LLC
5.00%, 12/15/2028*	571,000	530,359
Conagra Brands, Inc.
5.40%, 11/01/2048	124,000	114,044
7.00%, 10/01/2028	628,000	670,378
Hershey Co.
4.55%, 02/24/2028	352,000	357,909
Hormel Foods Corp.
4.80%, 03/30/2027	554,000	560,324
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	400,000	372,738
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	855,000	773,257
3.75%, 12/01/2031	1,100,000	1,045,194
6.50%, 12/01/2052	600,000	626,952
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*#	1,300,000	1,330,683
6.38%, 04/15/2066*	895,000	910,722
Kellanova
7.45%, 04/01/2031	968,000	1,114,983
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,184,000	1,834,431
4.88%, 10/01/2049	373,000	327,646
5.20%, 03/15/2032#	316,000	326,288
Kroger Co.
3.88%, 10/15/2046	486,000	382,530
5.00%, 09/15/2034	590,000	599,456
5.50%, 09/15/2054	764,000	744,912
5.65%, 09/15/2064	911,000	888,000
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	127,996
Mars, Inc.
4.65%, 04/20/2031*#	767,000	785,845
5.65%, 05/01/2045*	1,791,000	1,832,605
5.70%, 05/01/2055*	353,000	359,828
Performance Food Group, Inc.
4.25%, 08/01/2029*	150,000	147,275
5.50%, 10/15/2027*	199,000	198,988
Sysco Corp.
4.45%, 03/15/2048	427,000	368,000
4.50%, 04/01/2046	339,000	295,746
5.10%, 09/23/2030	626,000	646,617
		20,476,966
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
6.18%, 05/05/2032*#	665,000	684,952
Georgia-Pacific LLC
0.95%, 05/15/2026*	1,373,000	1,354,163
Security Description	Shares or Principal Amount	Value

Forest Products & Paper (continued)
4.40%, 06/30/2028*	$ 212,000	$ 214,319
Inversiones CMPC SA
6.13%, 02/26/2034*#	550,000	566,377
LD Celulose International GmbH
7.95%, 01/26/2032*	200,000	209,790
Magnera Corp.
4.75%, 11/15/2029*	515,000	465,824
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	200,423
Suzano Netherlands BV
5.50%, 01/15/2036	857,000	851,644
		4,547,492
Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	527,668
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	309,000	326,563
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,607,000	1,708,402
NiSource, Inc.
5.20%, 07/01/2029	750,000	774,550
5.85%, 04/01/2055	178,000	180,723
Southern California Gas Co.
5.60%, 04/01/2054	603,000	602,881
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	380,000	384,542
		4,505,329
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	799,000	800,217
Healthcare-Products — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	974,000	882,565
2.75%, 09/15/2029	768,000	730,799
Avantor Funding, Inc.
3.88%, 11/01/2029*	605,000	577,430
Baxter International, Inc.
5.65%, 12/15/2035	260,000	264,961
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	725,335
Insulet Corp.
6.50%, 04/01/2033*	474,000	495,071
Medline Borrower LP
3.88%, 04/01/2029*	396,000	384,421
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	185,000	191,349
Solventum Corp.
5.60%, 03/23/2034	904,000	944,707
STERIS PLC
3.75%, 03/15/2051	597,000	446,230
Stryker Corp.
4.85%, 12/08/2028	769,000	788,423
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	443,000	446,360
5.00%, 01/31/2029	1,011,000	1,042,815
VSP Optical Group, Inc.
5.45%, 12/01/2035*	185,000	187,820
		8,108,286

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services — 0.9%
Cigna Group
2.38%, 03/15/2031	$ 322,000	$ 291,816
2.40%, 03/15/2030	561,000	521,358
3.40%, 03/15/2050	961,000	683,555
3.88%, 10/15/2047	245,000	191,800
4.38%, 10/15/2028	315,000	318,134
5.00%, 05/15/2029	485,000	498,455
5.25%, 01/15/2036	1,485,000	1,522,699
Concentra Health Services, Inc.
6.88%, 07/15/2032*	541,000	566,414
Elevance Health, Inc.
5.70%, 09/15/2055	261,000	259,209
6.10%, 10/15/2052	520,000	542,089
HCA, Inc.
3.38%, 03/15/2029	770,000	751,031
3.50%, 09/01/2030	1,543,000	1,485,238
3.50%, 07/15/2051	1,685,000	1,171,962
3.63%, 03/15/2032	303,000	287,414
4.63%, 03/15/2052	681,000	569,120
4.90%, 11/15/2035	700,000	697,337
5.25%, 06/15/2049	638,000	587,988
5.45%, 04/01/2031	1,116,000	1,167,362
5.50%, 03/01/2032	466,000	488,714
5.75%, 03/01/2035	727,000	767,677
Humana, Inc.
4.88%, 04/01/2030	686,000	695,713
5.88%, 03/01/2033	228,000	240,892
Quest Diagnostics, Inc.
5.00%, 12/15/2034	517,000	526,876
Roche Holdings, Inc.
4.37%, 12/02/2032*	436,000	437,768
5.49%, 11/13/2030*	1,717,000	1,826,047
Select Medical Corp.
6.25%, 12/01/2032*#	268,000	266,108
Sotera Health Holdings LLC
7.38%, 06/01/2031*	372,000	391,777
Tenet Healthcare Corp.
5.50%, 11/15/2032*	595,000	604,428
6.00%, 11/15/2033*	425,000	438,824
UnitedHealth Group, Inc.
1.25%, 01/15/2026	1,560,000	1,554,107
4.25%, 06/15/2048	771,000	643,096
4.75%, 05/15/2052	1,376,000	1,216,007
4.90%, 04/15/2031	437,000	449,995
4.95%, 05/15/2062	586,000	516,674
		23,177,684
Home Builders — 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 08/01/2033*	570,000	572,904
Lennar Corp.
5.20%, 07/30/2030	288,000	297,386
Mattamy Group Corp.
4.63%, 03/01/2030*	575,000	557,843
		1,428,133
Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	568,000	581,790
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	$ 512,000	$ 526,702
Aon North America, Inc.
5.30%, 03/01/2031	2,093,000	2,183,695
5.75%, 03/01/2054	437,000	442,990
Arthur J Gallagher & Co.
5.75%, 07/15/2054	311,000	309,951
6.75%, 02/15/2054	404,000	452,077
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	292,000	298,399
5.75%, 03/02/2053	948,000	945,117
Assurant, Inc.
5.55%, 02/15/2036	570,000	579,974
Athene Global Funding
1.73%, 10/02/2026*	1,718,000	1,683,555
5.32%, 11/13/2031*	895,000	909,293
Athene Holding, Ltd.
3.45%, 05/15/2052	202,000	131,080
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	348,000	361,258
Brown & Brown, Inc.
5.25%, 06/23/2032	1,180,000	1,208,136
6.25%, 06/23/2055	995,000	1,042,440
Chubb INA Holdings LLC
4.65%, 08/15/2029	870,000	889,716
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	1,393,000	1,369,693
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	290,000	302,240
F&G Global Funding
2.30%, 04/11/2027*	1,683,000	1,639,885
Hanover Insurance Group, Inc.
5.50%, 09/01/2035	254,000	259,107
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	599,000	614,149
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	24,000	25,119
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,048,000	675,985
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	461,000	466,179
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	717,117
New York Life Global Funding
4.85%, 01/09/2028*	317,000	322,963
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	413,000	416,283
5.16%, 05/28/2031*	1,000,000	1,041,487
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	264,000	284,181
Pacific Life Insurance Co.
5.95%, 09/15/2055*	552,000	567,509
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	605,000	625,580
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	301,965
Prudential Financial, Inc.
3.91%, 12/07/2047	441,000	352,581
5.70%, 09/15/2048	379,000	383,747

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/2030	$ 396,000	$ 380,199
Unum Group
5.25%, 12/15/2035	313,000	312,366
Willis North America, Inc.
4.65%, 06/15/2027	770,000	775,387
5.90%, 03/05/2054	412,000	418,153
		24,798,048
Internet — 0.6%
Alphabet, Inc.
5.25%, 05/15/2055	367,000	364,611
5.30%, 05/15/2065	367,000	360,853
5.35%, 11/15/2045	374,000	382,424
5.70%, 11/15/2075	374,000	384,652
Amazon.com, Inc.
3.90%, 11/20/2028	977,000	980,778
4.05%, 08/22/2047	326,000	274,480
4.10%, 11/20/2030	651,000	654,130
5.55%, 11/20/2065	1,122,000	1,127,253
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	395,206
Gen Digital, Inc.
6.25%, 04/01/2033*	65,000	66,887
6.75%, 09/30/2027*	98,000	99,930
7.13%, 09/30/2030*	382,000	395,050
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(3)	715,575	607,026
ION Platform Finance US, Inc./ION Platform Finance SARL
4.63%, 05/01/2028*	628,000	576,961
9.50%, 05/30/2029*	200,000	203,249
Match Group Holdings II LLC
3.63%, 10/01/2031*	123,000	112,564
4.13%, 08/01/2030*	356,000	337,145
6.13%, 09/15/2033*	215,000	218,019
Meituan
3.05%, 10/28/2030	624,000	583,668
MercadoLibre, Inc.
3.13%, 01/14/2031	600,000	554,531
Meta Platforms, Inc.
4.88%, 11/15/2035	1,622,000	1,639,580
5.40%, 08/15/2054	875,000	848,655
5.50%, 11/15/2045	1,644,000	1,644,536
5.55%, 08/15/2064	260,000	251,512
5.63%, 11/15/2055	1,552,000	1,548,068
Prosus NV
4.03%, 08/03/2050	820,000	575,044
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	407,268
4.80%, 09/15/2035	209,000	208,905
Wayfair LLC
6.75%, 11/15/2032*	180,000	183,664
		15,986,649
Investment Companies — 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	185,000	191,710
8.00%, 06/01/2056	345,000	351,530
		543,240
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	$ 804,000	$ 824,137
7.63%, 01/15/2034*	175,000	181,584
Commercial Metals Co.
3.88%, 02/15/2031	560,000	529,744
5.75%, 11/15/2033*	50,000	51,131
6.00%, 12/15/2035*	100,000	101,867
Mineral Resources, Ltd.
7.00%, 04/01/2031*	116,000	120,568
8.50%, 05/01/2030*	25,000	25,982
9.25%, 10/01/2028*	283,000	297,149
Nucor Corp.
4.30%, 05/23/2027	519,000	521,486
5.10%, 06/01/2035	568,000	582,846
Steel Dynamics, Inc.
4.00%, 12/15/2028	300,000	299,188
5.38%, 08/15/2034	296,000	308,019
5.75%, 05/15/2055	168,000	170,605
Usiminas International Sarl
7.50%, 01/27/2032*	400,000	411,200
Vale Overseas, Ltd.
6.40%, 06/28/2054	430,000	443,333
		4,868,839
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	235,000	240,901
6.13%, 02/15/2033*	595,000	612,903
NCL Corp, Ltd.
5.88%, 01/15/2031*	51,000	50,329
NCL Corp., Ltd.
6.25%, 09/15/2033*	21,000	20,749
6.75%, 02/01/2032*	1,013,000	1,028,094
7.75%, 02/15/2029*	105,000	111,406
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	882,000	908,122
		2,972,504
Lodging — 0.2%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	534,259
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	555,000	514,045
5.00%, 06/01/2029*	321,000	308,427
Marriott International, Inc.
2.85%, 04/15/2031	772,000	716,115
3.50%, 10/15/2032	391,000	366,339
5.50%, 04/15/2037	249,000	257,186
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	441,000	425,780
Sands China, Ltd.
2.85%, 03/08/2029	800,000	754,832
4.38%, 06/18/2030#	1,158,000	1,132,343
Station Casinos LLC
6.63%, 03/15/2032*	618,000	632,907
Travel & Leisure Co.
4.50%, 12/01/2029*	416,000	405,866
Travel + Leisure Co.
6.13%, 09/01/2033*	330,000	335,207
		6,383,306

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	$ 977,000	$ 979,596
4.10%, 08/15/2028	499,000	502,480
4.40%, 03/03/2028	394,000	398,774
		1,880,850
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	748,000	757,542
CNH Industrial Capital LLC
4.50%, 10/16/2030	478,000	479,154
Deere & Co.
5.45%, 01/16/2035#	351,000	373,336
Deere Funding Canada Corp.
4.15%, 10/09/2030	445,000	445,517
John Deere Capital Corp.
4.40%, 09/08/2031	618,000	625,304
4.90%, 03/07/2031	381,000	394,558
nVent Finance SARL
2.75%, 11/15/2031	587,000	530,842
Otis Worldwide Corp.
5.13%, 09/04/2035	300,000	306,556
		3,912,809
Media — 0.7%
Belo Corp.
7.25%, 09/15/2027	216,000	224,909
Cable One, Inc.
4.00%, 11/15/2030*#	692,000	550,450
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*#	425,000	360,114
5.38%, 06/01/2029*	367,000	363,425
6.38%, 09/01/2029*	393,000	398,673
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,470,000	1,048,812
3.85%, 04/01/2061	1,363,000	833,833
4.80%, 03/01/2050	2,143,000	1,646,745
6.10%, 06/01/2029	406,000	423,347
6.38%, 10/23/2035	198,000	204,583
6.70%, 12/01/2055	263,000	256,301
Comcast Corp.
3.40%, 04/01/2030	535,000	518,696
4.60%, 10/15/2038	1,232,000	1,159,949
5.17%, 01/15/2037*	2,369,000	2,365,875
5.30%, 06/01/2034	1,000,000	1,032,807
5.50%, 05/15/2064	403,000	371,718
Cox Communications, Inc.
5.45%, 09/01/2034*	517,000	510,466
5.70%, 06/15/2033*	328,000	331,535
CSC Holdings LLC
4.13%, 12/01/2030*	250,000	142,589
4.50%, 11/15/2031*	455,000	257,251
6.50%, 02/01/2029*	545,000	342,285
Fox Corp.
5.58%, 01/25/2049#	526,000	513,015
Paramount Global
5.25%, 04/01/2044	302,000	244,533
5.85%, 09/01/2043	122,000	109,740
6.25%, 02/28/2057	513,000	499,341
6.38%, 03/30/2062	181,000	177,356
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.88%, 09/01/2031*#	$ 486,000	$ 443,136
4.00%, 07/15/2028*	308,000	300,249
Sunrise FinCo I BV
4.88%, 07/15/2031*	611,000	583,786
TEGNA, Inc.
4.63%, 03/15/2028	175,000	172,886
Time Warner Cable LLC
6.55%, 05/01/2037	2,085,000	2,131,435
Univision Communications, Inc.
7.38%, 06/30/2030*	480,000	486,929
8.50%, 07/31/2031*	330,000	341,383
9.38%, 08/01/2032*	285,000	302,545
Virgin Media Finance PLC
5.00%, 07/15/2030*	511,000	452,247
		20,102,944
Mining — 0.3%
Anglo American Capital PLC
5.75%, 04/05/2034*	1,330,000	1,404,531
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	498,381
Antofagasta PLC
5.63%, 09/09/2035*	400,000	410,200
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	365,000	380,516
Capstone Copper Corp.
6.75%, 03/31/2033*	390,000	404,559
Endeavour Mining PLC
7.00%, 05/28/2030*	400,000	413,549
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	560,000	540,171
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	339,000	343,402
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	277,695
5.63%, 02/12/2032*	450,000	463,230
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	289,712
Novelis Corp.
6.38%, 08/15/2033*	438,000	441,981
South32 Treasury, Ltd.
4.35%, 04/14/2032*	734,000	713,292
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032*	605,000	633,463
		7,214,682
Miscellaneous Manufacturing — 0.1%
Entegris, Inc.
5.95%, 06/15/2030*	387,000	396,178
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	623,020
Siemens Funding BV
4.90%, 05/28/2032*	567,000	586,273
5.80%, 05/28/2055*	208,000	221,271
5.90%, 05/28/2065*	206,000	220,370
		2,047,112
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*	760,000	776,668
African Export-Import Bank/The
3.80%, 05/17/2031	500,000	448,802

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National (continued)
Inter-American Development Bank
1.13%, 07/20/2028	$ 1,599,000	$ 1,502,358
		2,727,828
Oil & Gas — 1.0%
APA Corp.
4.38%, 10/15/2028	255,000	252,983
5.35%, 07/01/2049	1,704,000	1,444,286
Atlas Sand Co. LLC
5.00%, 01/31/2026(4)	171,432	168,860
Baytex Energy Corp.
7.38%, 03/15/2032*#	551,000	559,765
BP Capital Markets America, Inc.
3.54%, 04/06/2027	1,212,000	1,207,430
Chevron USA, Inc.
4.20%, 10/15/2049	577,000	480,333
Civitas Resources, Inc.
8.63%, 11/01/2030*	283,000	296,459
9.63%, 06/15/2033*	280,000	301,972
Comstock Resources, Inc.
5.88%, 01/15/2030*	378,000	367,264
6.75%, 03/01/2029*	211,000	211,640
ConocoPhillips Co.
5.50%, 01/15/2055	700,000	684,269
Coterra Energy, Inc.
5.40%, 02/15/2035	695,000	708,974
Crescent Energy Finance LLC
7.38%, 01/15/2033*	437,000	414,069
7.63%, 04/01/2032*	122,000	118,787
8.38%, 01/15/2034*	150,000	147,930
DBR Land Holdings LLC
6.25%, 12/01/2030*	265,000	268,395
Devon Energy Corp.
5.75%, 09/15/2054	253,000	235,509
Diamondback Energy, Inc.
4.40%, 03/24/2051#	365,000	297,304
6.25%, 03/15/2053	751,000	770,954
Eni SpA
5.95%, 05/15/2054*	490,000	492,481
EOG Resources, Inc.
4.40%, 01/15/2031	634,000	637,066
Hess Corp.
6.00%, 01/15/2040	736,000	805,846
HF Sinclair Corp.
5.00%, 02/01/2028	413,000	413,386
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	873,000	821,330
7.25%, 02/15/2035*	140,000	133,177
KazMunayGas National Co. JSC
3.50%, 04/14/2033	250,000	225,663
6.38%, 10/24/2048	600,000	608,512
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	400,000	389,280
Occidental Petroleum Corp.
4.40%, 04/15/2046	106,000	84,278
6.13%, 01/01/2031	584,000	618,085
6.38%, 09/01/2028	217,000	227,661
6.45%, 09/15/2036	705,000	752,781
7.50%, 05/01/2031	287,000	323,705
ORLEN SA
6.00%, 01/30/2035*#	700,000	741,981
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.
6.25%, 07/15/2033	$ 1,000,000	$ 1,060,852
Pertamina Hulu Energi PT
5.25%, 05/21/2030*	510,000	520,277
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,283,294
Pioneer Natural Resources Co.
2.15%, 01/15/2031	495,000	449,978
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	546,911
Raizen Fuels Finance SA
6.45%, 03/05/2034	250,000	216,242
6.95%, 03/05/2054	200,000	159,180
Santos Finance, Ltd.
5.75%, 11/13/2035*	245,000	245,646
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	425,000	419,339
Shell Finance US, Inc.
4.13%, 11/06/2030	338,000	339,764
Southwestern Energy Co.
4.75%, 02/01/2032	624,000	617,119
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	768,000	769,760
Sunoco LP
5.63%, 03/15/2031*	85,000	85,484
5.88%, 03/15/2034*	415,000	417,673
Talos Production, Inc.
9.38%, 02/01/2031*	518,000	545,844
TotalEnergies Capital SA
5.43%, 09/10/2064	560,000	538,871
Valaris, Ltd.
8.38%, 04/30/2030*	561,000	585,271
Vital Energy, Inc.
7.88%, 04/15/2032*#	670,000	649,306
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	511,000	515,835
Woodside Finance, Ltd.
5.40%, 05/19/2030	1,260,000	1,298,960
		27,478,021
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	520,000	535,457
Kodiak Gas Services LLC
6.50%, 10/01/2033*	106,000	108,126
6.75%, 10/01/2035*	110,000	113,023
7.25%, 02/15/2029*	537,000	559,883
WBI Operating LLC
6.25%, 10/15/2030*	325,000	325,130
6.50%, 10/15/2033*	225,000	224,891
		1,866,510
Packaging & Containers — 0.3%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031#	113,000	103,343
5.10%, 03/17/2030	231,000	237,067
AptarGroup, Inc.
4.75%, 03/30/2031	430,000	434,049
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	200,000	203,476

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	$ 838,000	$ 806,778
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	55,000	55,496
8.75%, 04/15/2030*	637,000	637,999
Crown Americas LLC
5.25%, 04/01/2030	395,000	403,289
5.88%, 06/01/2033*	155,000	158,680
Iris Holding, Inc.
10.00%, 12/15/2028*#	603,000	534,321
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	17,000	16,992
Packaging Corp. of America
5.70%, 12/01/2033	1,627,000	1,732,134
Silgan Holdings, Inc.
4.13%, 02/01/2028	173,000	171,176
Sonoco Products Co.
4.60%, 09/01/2029	538,000	542,805
5.00%, 09/01/2034#	635,000	631,279
		6,668,884
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,108,000	2,812,074
4.25%, 11/21/2049	827,000	698,145
4.95%, 03/15/2031	480,000	498,643
Astrazeneca Finance LLC
4.85%, 02/26/2029	749,000	770,059
4.88%, 03/03/2028	660,000	675,261
4.90%, 03/03/2030	714,000	739,831
Becton Dickinson & Co.
4.30%, 08/22/2032	742,000	734,166
4.69%, 02/13/2028	1,822,000	1,845,465
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	611,858
3.25%, 08/01/2042	640,000	500,433
4.25%, 10/26/2049	547,000	457,812
5.75%, 02/01/2031	658,000	705,918
Cardinal Health, Inc.
4.50%, 09/15/2030	300,000	303,101
4.50%, 11/15/2044	683,000	594,485
4.60%, 03/15/2043	2,880,000	2,552,240
5.13%, 02/15/2029	511,000	526,895
5.75%, 11/15/2054	252,000	255,504
Cencora, Inc.
4.30%, 12/15/2047	1,142,000	963,854
5.13%, 02/15/2034	1,821,000	1,881,655
CVS Health Corp.
5.13%, 07/20/2045	2,590,000	2,372,263
5.55%, 06/01/2031	557,000	585,372
Eli Lilly & Co.
3.10%, 05/15/2027	210,000	208,144
4.60%, 08/14/2034	427,000	432,390
4.70%, 02/09/2034	908,000	925,599
4.75%, 02/12/2030	439,000	452,207
5.65%, 10/15/2065	263,000	272,183
EMD Finance LLC
5.00%, 10/15/2035*	661,000	667,809
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	434,000	441,973
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*#	$ 804,000	$ 751,485
12.25%, 04/15/2029*	650,000	700,335
McKesson Corp.
4.95%, 05/30/2032	765,000	790,244
Novartis Capital Corp.
4.00%, 09/18/2031	411,000	410,770
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*#	643,000	538,483
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	519,000	529,150
5.11%, 05/19/2043	1,328,000	1,294,515
5.30%, 05/19/2053	1,468,000	1,422,856
5.34%, 05/19/2063	235,000	223,006
Pfizer, Inc.
3.88%, 11/15/2027	499,000	499,801
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	367,736
5.65%, 07/05/2044	253,000	259,242
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	275,000	288,685
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	275,000	285,386
		32,847,033
Pipelines — 1.4%
Acu Petroleo Luxembourg Sarl
7.50%, 01/13/2032	265,258	268,120
Cheniere Energy Partners LP
5.55%, 10/30/2035*	738,000	759,260
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	283,462
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	2,050,000	2,107,277
5.96%, 02/15/2055*	1,390,000	1,384,965
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	415,000	425,155
8.63%, 03/15/2029*	355,000	372,095
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	404,944
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	590,070	544,479
Enbridge, Inc.
4.60%, 06/20/2028	235,000	237,594
Energy Transfer LP
4.90%, 03/15/2035	798,000	782,622
4.95%, 05/15/2028	492,000	499,906
5.15%, 02/01/2043	366,000	330,984
5.35%, 05/15/2045	767,000	704,729
5.40%, 10/01/2047	1,820,000	1,657,415
6.13%, 12/15/2045	386,000	384,983
Enterprise Products Operating LLC
3.70%, 01/31/2051	177,000	132,275
4.60%, 01/15/2031	301,000	305,404
Excelerate Energy LP
8.00%, 05/15/2030*	540,000	575,314
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	734,149	663,337
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	712,000	734,451
8.00%, 05/15/2033	90,000	92,849

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
GNL Quintero SA
4.63%, 07/31/2029	$ 593,208	$ 593,922
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,927,000	2,889,857
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	360,000	392,688
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	364,420
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	319,463
7.50%, 05/15/2032*	758,000	787,660
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	75,000	76,886
7.38%, 07/15/2032*	592,000	624,848
ITT Holdings LLC
6.50%, 08/01/2029*	991,000	960,549
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,125,000	1,096,325
MPLX LP
4.80%, 02/15/2031	948,000	960,127
5.40%, 04/01/2035	745,000	755,547
5.50%, 06/01/2034	615,000	631,237
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	518,000	532,878
8.38%, 02/15/2032*	177,000	183,498
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	505,433
Northern Natural Gas Co.
5.63%, 02/01/2054*	332,000	326,490
NuStar Logistics LP
6.38%, 10/01/2030#	384,000	402,271
ONEOK Partners LP
6.65%, 10/01/2036	3,010,000	3,300,980
Oneok, Inc.
4.75%, 10/15/2031	720,000	723,339
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	309,000	254,427
5.60%, 01/15/2036	254,000	258,076
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	341,309	361,460
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	220,000	221,677
5.03%, 10/01/2029	255,000	258,859
Targa Resources Corp.
4.90%, 09/15/2030	1,212,000	1,236,175
5.40%, 07/30/2036	447,000	450,972
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056*	296,000	299,443
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	318,000	317,840
Venture Global LNG, Inc.
8.38%, 06/01/2031*	1,042,000	1,044,574
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	80,000	87,174
7.75%, 05/01/2035*	460,000	512,481
Western Midstream Operating LP
5.30%, 03/01/2048	206,000	178,987
Williams Cos., Inc.
4.63%, 06/30/2030	481,000	486,491
5.60%, 03/15/2035	540,000	564,633
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.75%, 06/24/2044	$ 1,289,000	$ 1,303,773
6.00%, 03/15/2055	145,000	149,874
		38,066,954
Real Estate — 0.1%
CBRE Services, Inc.
4.90%, 01/15/2033	313,000	316,939
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033*	600,000	604,230
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	542,000	547,922
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	423,000	448,967
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	641,000	619,333
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	956,171
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	300,000	311,742
		3,805,304
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,717,000	1,530,189
3.13%, 01/15/2027	461,000	456,153
5.20%, 02/15/2029	1,960,000	2,016,158
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*#	736,000	715,037
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	735,000	738,048
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	529,000	555,078
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	899,340
Crown Castle, Inc.
5.00%, 01/11/2028	435,000	441,563
5.60%, 06/01/2029	1,010,000	1,049,539
ERP Operating LP
4.95%, 06/15/2032	120,000	123,213
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	872,911
FIBRA Prologis
5.50%, 11/26/2035*	440,000	438,231
Goodman US Finance Six LLC
5.13%, 10/07/2034*	246,000	250,520
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,483,000	1,409,019
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	104,000	103,011
4.75%, 06/15/2029*	493,000	485,949
LXP Industrial Trust
2.38%, 10/01/2031	289,000	252,601
National Health Investors, Inc.
3.00%, 02/01/2031	493,000	447,816
5.35%, 02/01/2033	140,000	139,356
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	448,655
Service Properties Trust
0.01%, 09/30/2027*	24,000	21,383
8.88%, 06/15/2032	542,000	522,018
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	456,000	476,032

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
UDR, Inc.
2.10%, 08/01/2032	$ 583,000	$ 500,669
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	901,118
Weyerhaeuser Co.
4.00%, 03/09/2052	294,000	230,274
		16,023,881
Retail — 0.4%
Arcos Dorados BV
6.38%, 01/29/2032	400,000	424,140
AutoNation, Inc.
4.45%, 01/15/2029	248,000	248,677
5.89%, 03/15/2035	210,000	219,069
AutoZone, Inc.
5.10%, 07/15/2029	206,000	212,419
6.25%, 11/01/2028	319,000	338,098
Brinker International, Inc.
8.25%, 07/15/2030*	371,000	393,613
Darden Restaurants, Inc.
4.35%, 10/15/2027	321,000	322,388
El Puerto de Liverpool SAB de CV
6.26%, 01/22/2032*	540,000	573,245
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	224,764
5.63%, 01/01/2030*	273,000	274,710
6.88%, 03/01/2032*	65,000	67,587
Home Depot, Inc.
4.90%, 04/15/2029	368,000	378,785
Kohl's Corp.
5.13%, 05/01/2031	728,000	625,249
LBM Acquisition LLC
6.25%, 01/15/2029*#	567,000	507,192
9.50%, 06/15/2031*	305,000	314,370
McDonald's Corp.
3.63%, 09/01/2049	1,714,000	1,285,262
4.45%, 03/01/2047	1,375,000	1,194,789
4.80%, 08/14/2028	1,116,000	1,139,114
Murphy Oil USA, Inc.
4.75%, 09/15/2029	577,000	572,276
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	703,000	697,977
Park River Holdings, Inc.
8.00%, 03/15/2031*	353,000	364,667
8.75%, 12/31/2030*#	235,264	227,618
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	575,000	579,403
QXO Building Products, Inc.
6.75%, 04/30/2032*	321,000	335,225
		11,520,637
Savings & Loans — 0.1%
Nationwide Building Society
5.54%, 07/14/2036*	2,010,000	2,085,785
Semiconductors — 0.5%
Amkor Technology, Inc.
5.88%, 10/01/2033*	345,000	351,217
Applied Materials, Inc.
4.60%, 01/15/2036	367,000	364,333
Broadcom, Inc.
2.45%, 02/15/2031	953,000	876,034
3.19%, 11/15/2036*	2,293,000	1,980,221
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
4.80%, 02/15/2036	$ 412,000	$ 412,969
4.90%, 07/15/2032	416,000	428,042
5.05%, 07/12/2029	1,600,000	1,653,313
Foundry JV Holdco LLC
5.88%, 01/25/2034*	876,000	908,141
6.15%, 01/25/2032*	562,000	600,570
6.40%, 01/25/2038*	785,000	848,724
Intel Corp.
3.05%, 08/12/2051	580,000	366,529
3.25%, 11/15/2049	580,000	381,706
3.73%, 12/08/2047	1,179,000	862,135
4.15%, 08/05/2032	376,000	365,216
5.70%, 02/10/2053	369,000	353,724
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	1,020,810
5.45%, 07/15/2035	1,471,000	1,520,159
QUALCOMM, Inc.
4.75%, 05/20/2032	309,000	317,664
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	590,526
Texas Instruments, Inc.
4.60%, 02/15/2028	473,000	480,637
		14,682,670
Software — 0.6%
Adobe, Inc.
4.75%, 01/17/2028	448,000	457,312
Capstone Borrower, Inc.
8.00%, 06/15/2030*	545,000	555,633
Cloud Software Group, Inc.
6.50%, 03/31/2029*	683,000	688,486
6.63%, 08/15/2033*	295,000	294,478
8.25%, 06/30/2032*	50,000	52,670
Fiserv, Inc.
5.25%, 08/11/2035	670,000	672,221
Intuit, Inc.
5.20%, 09/15/2033	559,000	587,089
Open Text Corp.
3.88%, 12/01/2029*	360,000	341,398
Oracle Corp.
3.60%, 04/01/2050	1,590,000	1,051,767
3.80%, 11/15/2037	3,037,000	2,525,924
4.00%, 11/15/2047	911,000	662,205
4.80%, 09/26/2032	585,000	575,116
5.50%, 08/03/2035	399,000	399,767
5.55%, 02/06/2053	333,000	291,617
5.88%, 09/26/2045	864,000	814,680
5.95%, 09/26/2055#	764,000	715,895
6.00%, 08/03/2055	595,000	552,809
6.50%, 04/15/2038	460,000	481,468
Rackspace Finance LLC
3.50%, 05/15/2028*	884,400	357,596
Roper Technologies, Inc.
4.25%, 09/15/2028	338,000	339,588
4.75%, 02/15/2032	425,000	431,044
Synopsys, Inc.
5.70%, 04/01/2055	815,000	816,982
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	1,510,000	1,585,211
		15,250,956

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 1.1%
Altice Financing SA
5.00%, 01/15/2028*	$ 1,655,000	$ 1,106,318
AT&T, Inc.
3.85%, 06/01/2060	731,000	517,332
4.50%, 05/15/2035	6,270,000	6,090,724
4.75%, 05/15/2046	135,000	120,002
4.90%, 08/15/2037	2,070,000	2,039,104
5.70%, 11/01/2054	754,000	740,105
6.05%, 08/15/2056	187,000	192,843
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	357,000	370,548
7.00%, 09/15/2055	270,000	284,066
Bharti Airtel, Ltd.
3.25%, 06/03/2031	300,000	282,888
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	510,000	529,934
Cisco Systems, Inc.
5.10%, 02/24/2035	950,000	986,407
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	378,000	401,436
Corning, Inc.
3.90%, 11/15/2049	370,000	292,038
Iliad Holding SASU
7.00%, 04/15/2032*	672,000	692,720
8.50%, 04/15/2031*	400,000	429,646
MTN Mauritius Investments, Ltd.
6.50%, 10/13/2026	300,000	302,940
NTT Finance Corp.
5.17%, 07/16/2032*	1,349,000	1,391,090
Rogers Communications, Inc.
7.00%, 04/15/2055	111,000	115,374
7.13%, 04/15/2055	446,000	472,115
Sable International Finance, Ltd.
7.13%, 10/15/2032*	510,000	515,007
Telefonica Emisiones SA
4.90%, 03/06/2048	251,000	213,816
5.21%, 03/08/2047	500,000	446,373
T-Mobile USA, Inc.
3.00%, 02/15/2041	1,951,000	1,471,920
3.60%, 11/15/2060	413,000	281,722
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	400,000	419,209
Verizon Communications, Inc.
2.85%, 09/03/2041	953,000	696,221
3.00%, 11/20/2060	746,000	446,161
3.40%, 03/22/2041	423,000	334,887
3.88%, 03/01/2052	291,000	220,846
4.50%, 08/10/2033	728,000	721,841
5.25%, 04/02/2035	749,000	767,956
5.75%, 11/30/2045	299,000	301,589
6.00%, 11/30/2065	561,000	567,362
Viasat, Inc.
7.50%, 05/30/2031*#	454,000	430,421
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	576,000	600,780
Vodafone Group PLC
5.13%, 06/04/2081	251,000	199,195
5.75%, 06/28/2054	373,000	367,864
5.75%, 02/10/2063	994,000	957,277
5.88%, 06/28/2064	776,000	766,978
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(3)	$ 107,105	$ 98,687
13.75%, 09/09/2030*(3)	615,456	547,756
		28,731,498
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,573,000	1,316,080
4.45%, 03/15/2043	1,338,000	1,208,931
5.80%, 03/15/2056	214,000	224,041
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,086,000	978,186
6.13%, 12/31/2099	200,000	204,185
CSX Corp.
4.50%, 11/15/2052	793,000	687,115
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	1,217,643	1,068,340
Ryder System, Inc.
5.25%, 06/01/2028	746,000	766,445
6.60%, 12/01/2033	832,000	933,181
Star Leasing Co. LLC
7.63%, 02/15/2030*	603,000	576,073
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	606,000	640,474
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,297,741
		9,900,792
Trucking & Leasing — 0.1%
DAE Funding LLC
3.38%, 03/20/2028	300,000	292,089
GATX Corp.
3.25%, 09/15/2026	564,000	560,192
4.00%, 06/30/2030#	222,000	218,940
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	646,000	666,457
5.35%, 03/30/2029*	268,000	276,638
6.05%, 08/01/2028*	541,000	564,916
6.20%, 06/15/2030*	403,000	431,709
		3,010,941
Total Corporate Bonds & Notes (cost $853,451,933)		857,004,698
ASSET BACKED SECURITIES — 6.6%
Auto Loan Receivables — 2.6%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,099,207
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,978,896
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,055,000
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,395,240
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	1,130,000	1,144,626
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	310,573	311,156

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	$ 803,742	$ 807,850
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,810,000	1,820,099
Series 2025-1A, Class C 5.71%, 07/16/2035*	2,600,000	2,659,830
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,132,139
Exeter Automobile Receivables Trust
Series 2025-5A, Class D 5.16%, 03/15/2032	1,200,000	1,207,320
Series 2025-2A, Class D 5.89%, 07/15/2031	4,700,000	4,819,812
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	2,815,000	2,821,600
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,358,411
GLS Auto Receivables Issuer Trust 2024-3
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,575,514
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,581,661
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,256,803
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,212,088
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,185,463
Hyundai Auto Receivables Trust
Series 2023-C, Class A4 5.55%, 12/17/2029	1,400,000	1,435,943
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A4 5.32%, 02/15/2030	1,198,000	1,217,905
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	602,094	603,026
Santander Drive Auto Receivables Trust
Series 2025-4, Class D 4.95%, 01/15/2032	960,000	963,726
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,481,088
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,651,996
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	171,142	172,403
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	4,001,798
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	933,952
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2024-C, Class A3 4.88%, 03/15/2029	$ 2,800,000	$ 2,825,981
Series 2023-D, Class A3 5.54%, 08/15/2028	1,578,645	1,594,962
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	1,450,000	1,473,297
		69,778,792
Credit Card Receivables — 0.4%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	800,000	810,792
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,869,161
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	800,000	809,473
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,975,000	2,022,815
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	326,453
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,750,986
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	709,333
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,120,078
		11,419,091
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(5)	2,523,000	2,468,975
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,045,578
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,204,140
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(6)	2,537,906	2,624,797
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(6)	2,695,000	2,605,797
Crossroads Asset Trust
Series 2025-A, Class C 5.51%, 02/20/2032*	695,000	703,856
FirstKey Homes Trust
Series 2021-SFR1, Class E1 2.39%, 08/17/2038*	3,500,000	3,430,942
Series 2021-SFR1, Class E2 2.49%, 08/17/2038*	4,000,000	3,920,168
GoodLeap Home Improvement Solutions Trust
Series 2025-3A, Class A 5.00%, 10/20/2049*	2,630,000	2,635,566

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	$ 1,467,000	$ 1,487,105
HINNT LLC
Series 2025-A, Class B 5.45%, 03/15/2044*	2,752,018	2,787,005
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,844,905	2,768,619
Series 2021-2, Class E2 2.95%, 12/17/2026*	215,886	209,991
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	887,497
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,493,088
Identity Digital Capital LLC
6.79%, 03/20/2065	3,000,000	3,044,100
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	2,111,806	2,122,788
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,342,827
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,745,364
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	502,618	487,187
Navient Refinance Loan Trust
Series 2025-B, Class A 4.72%, 09/15/2055*	612,085	613,835
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	2,800,000	2,690,865
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	1,870,712	1,837,210
Series 2025-D, Class B 5.31%, 02/08/2033*	3,545,000	3,546,225
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,614,697
Progress Residential Trust
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,166,719
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,852,380
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,623,344
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	2,917,180	2,811,202
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,825,000	1,843,440
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,651,679
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	3,897,468	3,895,407
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,426,405
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SCF Equipment Leasing LLC
Series 2025-2A, Class C 4.82%, 06/20/2036*	$ 1,850,000	$ 1,849,029
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,781,288
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,193,428
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	623,000	642,394
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	1,266,869	1,288,847
Stream Innovations Issuer Trust
Series 2025-1A, Class B 5.48%, 09/15/2045*	1,598,899	1,621,832
Series 2024-1A, Class A 6.27%, 07/15/2044*	2,293,267	2,388,500
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,691,478	2,704,239
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	1,023,956	1,043,132
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,465,034
Series 2023-7, Class A1A 5.67%, 11/20/2029	200,000	203,404
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,394,599	1,417,063
Series 2024-1A, Class C 7.06%, 01/20/2038*	1,591,899	1,618,301
		96,805,289
Total Asset Backed Securities (cost $173,729,884)		178,003,172
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Commercial and Residential — 2.5%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(5)	3,947,980	3,855,718
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	1,705,000	1,710,639
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.45%, 01/27/2050*(6)	5,000,000	4,772,573
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	1,853,664	1,823,713
BVRT 2025-1 LLC FRS
Series 2025-1, Class A 4.19%, (SOFR30A+0.00%), 05/10/2033*	3,034,553	2,950,399
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.01%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,545,616
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(5)	2,950,000	2,981,186

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(6)	$ 760,798	$ 718,422
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(6)	1,000,000	998,336
COMM Mtg. Trust VRS
Series 2016-787S, Class B 3.96%, 02/10/2036*(6)	1,629,000	1,614,459
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 6.14%, 06/10/2037*(6)	2,900,000	2,945,470
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(5)	2,876,428	2,835,202
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(6)	3,101,790	3,127,732
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(5)	2,300,000	2,302,418
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(5)	2,100,000	2,112,615
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(5)	3,260,000	3,294,924
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(6)	5,310,000	5,151,293
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	4,000,000	4,029,980
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,584,838
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(6)	2,455,924	2,374,721
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(5)	1,271,913	1,258,187
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.63%, 02/25/2040*(5)	1,600,000	1,607,567
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,134,519
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(6)	146,622	136,377
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	2,500,000	2,516,401
		68,383,305
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(6)	4,800,000	4,583,094
Series 2017-K70, Class C 3.94%, 12/25/2049*(6)	4,500,000	4,439,299
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-K91, Class C 4.40%, 04/25/2051*(6)	$ 3,000,000	$ 2,955,009
Series 2018-K83, Class B 4.42%, 11/25/2051*(6)	3,000,000	2,991,504
Series 2019-K90, Class C 4.47%, 02/25/2052*(6)	1,500,000	1,486,335
Series 2019-K88, Class C 4.53%, 02/25/2052*(6)	1,645,000	1,617,907
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 6.92%, (SOFR30A+2.85%), 05/25/2044*	1,460,997	1,482,586
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	176,754	174,502
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 2.54%, (6.69%-SOFR30A), 09/15/2039(7)(8)	143,061	7,168
Federal National Mtg. Assoc. REMIC
Series 2021-95, Class GA 1.88%, 03/25/2051	4,376,828	3,692,345
Series 2017-100, Class NP 3.00%, 12/25/2047	2,141,390	1,968,471
Series 2018-27, Class EA 3.00%, 05/25/2048	2,771,921	2,529,645
Series 2018-35, Class CD 3.00%, 05/25/2048	2,909,230	2,623,072
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 2.01%, 04/25/2032(6)	5,000,000	4,417,378
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,548,578	4,366,002
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,905,475
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(6)	1,022,049	971,805
		43,211,597
Total Collateralized Mortgage Obligations (cost $109,599,047)		111,594,902
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.7%
U.S. Government — 20.9%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	604,738
1.38%, 08/15/2050	15,927,000	8,100,995
1.75%, 08/15/2041	14,960,000	10,294,934
1.88%, 02/15/2051 to 11/15/2051	9,801,000	5,635,380
2.00%, 11/15/2041 to 08/15/2051	13,971,000	9,825,933
2.25%, 02/15/2052	23,835,000	14,935,048
2.38%, 02/15/2042 to 05/15/2051	41,881,000	28,522,326
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,738,120
3.38%, 11/15/2048	22,308,000	18,106,079
3.63%, 08/15/2043	4,188,000	3,691,002
4.13%, 08/15/2053#	187,000	170,528
4.25%, 02/15/2054 to 08/15/2054	24,600,000	22,908,117
4.50%, 02/15/2044 to 11/15/2054	20,990,000	20,715,673
4.63%, 05/15/2044 to 02/15/2055	5,924,000	5,929,134
4.75%, 11/15/2043 to 05/15/2055	13,392,000	13,558,013
4.88%, 08/15/2045	291,000	300,094
5.00%, 05/15/2045	1,160,000	1,216,006

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Bonds STRIPS
0.01%, 11/15/2031 to 02/15/2043	$ 45,419,000	$ 31,498,271
United States Treasury Notes
1.25%, 12/31/2026	838,000	817,083
1.50%, 01/31/2027	2,280,000	2,225,494
1.63%, 11/30/2026	640,000	627,469
1.75%, 11/15/2029#	1,279,000	1,196,115
2.25%, 08/15/2027	230,000	225,130
2.38%, 05/15/2029	500,000	481,348
2.63%, 02/15/2029	171,000	166,378
2.88%, 04/30/2029	35,010,000	34,278,346
3.50%, 02/15/2033	5,082,000	4,982,147
3.63%, 09/30/2030	216,000	216,203
3.75%, 05/15/2028	2,000,000	2,012,188
3.88%, 08/31/2032 to 08/15/2034	14,610,000	14,654,715
4.00%, 12/15/2027 to 11/15/2035	76,344,000	77,388,280
4.13%, 03/31/2029 to 05/31/2032	116,200,000	118,632,695
4.25%, 01/15/2028 to 08/15/2035	65,043,000	66,654,041
4.38%, 12/31/2029 to 01/31/2032	11,404,000	11,797,127
4.50%, 03/31/2026 to 11/15/2033	17,585,000	18,347,416
4.63%, 04/30/2029 to 04/30/2031	8,600,000	8,934,375
		567,386,941
U.S. Government Agency — 33.8%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,344,896
3.25%, 11/16/2028#	1,000,000	995,027
5.50%, 07/15/2036	250,000	277,080
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	7,998,933	7,207,575
2.00%, 02/01/2036 to 04/01/2052	49,435,783	42,306,532
2.50%, 01/01/2028 to 11/01/2051	26,826,719	23,210,311
3.00%, 08/01/2027 to 06/01/2052	14,076,799	12,918,761
3.50%, 11/01/2041 to 03/01/2053	37,097,614	34,813,305
4.00%, 09/01/2040 to 06/01/2052	17,336,034	16,759,656
4.50%, 12/01/2039 to 12/01/2048	6,647,235	6,668,855
5.00%, 10/01/2033 to 06/01/2055	20,636,446	20,710,321
5.50%, 11/01/2032 to 12/01/2054	42,232,409	42,855,353
6.00%, 10/01/2033 to 07/01/2055	9,015,385	9,234,046
6.50%, 02/01/2035 to 01/01/2054	5,139,820	5,324,003
6.75%, 09/15/2029 to 03/15/2031	750,000	842,895
Federal Home Loan Mtg. Corp. FRS
6.10%, (RFUCCT6M+1.49%), 02/01/2037	31,127	31,563
Federal National Mtg. Assoc.
1.17%, 11/01/2030	9,000,000	7,842,499
1.50%, 12/01/2050 to 03/01/2051	8,463,957	6,580,248
1.97%, 11/01/2031	4,468,635	3,984,763
2.00%, 11/01/2035 to 03/01/2052	124,002,148	103,479,522
2.37%, 06/01/2029	2,961,544	2,807,760
2.50%, 12/01/2026 to 05/01/2052	142,111,406	123,478,190
3.00%, 10/01/2027 to 07/01/2052	83,128,270	75,451,753
3.50%, 08/01/2026 to 04/01/2052	52,345,447	49,132,321
4.00%, 07/01/2040 to 10/01/2052	43,474,374	41,996,709
4.37%, 01/01/2032	7,319,086	7,395,154
4.42%, 06/01/2032	6,200,000	6,262,065
4.45%, 08/01/2032	2,000,000	2,022,328
4.48%, 05/01/2035	8,578,883	8,640,542
4.50%, 02/01/2040 to 09/01/2054	25,392,823	25,102,155
4.61%, 07/01/2032 to 10/01/2032	13,787,000	14,074,343
4.70%, 05/01/2035	2,735,200	2,782,610
4.90%, 04/01/2035	7,892,000	8,143,939
4.96%, 09/01/2032	5,547,000	5,724,935
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 09/01/2033 to 11/01/2054	$ 35,580,333	$ 35,672,228
5.02%, 01/01/2033	1,933,000	2,005,085
5.08%, 09/01/2031	833,191	869,470
5.24%, 12/01/2033	2,782,000	2,942,156
5.50%, 04/01/2033 to 09/01/2053	12,448,158	12,676,666
6.00%, 02/01/2032 to 11/01/2053	32,305,793	33,173,192
6.50%, 10/01/2037 to 12/01/2053	6,573,920	6,812,337
Federal National Mtg. Assoc. FRS
6.35%, (H15T1Y+2.27%), 11/01/2036	108,538	112,424
6.35%, (RFUCCT1Y+1.83%), 10/01/2040	180,194	186,515
6.37%, (RFUCCT1Y+1.57%), 05/01/2037	44,113	45,539
6.57%, (RFUCCT1Y+1.83%), 10/01/2040	44,406	46,116
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(6)	5,414,685	4,571,773
1.51%, 11/01/2032(6)	9,106,573	7,712,366
2.15%, 02/01/2032(6)	7,890,265	7,057,781
Government National Mtg. Assoc.
2.00%, 11/20/2050	9,148,566	7,618,381
2.50%, 05/20/2050 to 12/20/2051	24,273,554	21,084,751
3.00%, 02/20/2045 to 02/20/2052	26,452,338	24,088,625
3.50%, 03/20/2045 to 10/20/2047	1,486,784	1,391,134
4.00%, 03/20/2044 to 05/20/2048	1,793,035	1,735,897
4.50%, 05/15/2039 to 07/20/2052	10,009,969	9,900,856
5.50%, 12/15/2039 to 05/20/2053	12,712,710	12,931,979
6.00%, 10/15/2039	63,244	65,478
		919,102,764
Total U.S. Government & Agency Obligations (cost $1,574,402,946)		1,486,489,705
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	1,151,000	1,154,455
Sovereign — 1.3%
Commonwealth of Bahamas
8.25%, 06/24/2036	500,000	543,260
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*	3,011,000	3,056,737
Emirate of Abu Dhabi
2.70%, 09/02/2070	400,000	231,710
3.88%, 04/16/2050	400,000	330,539
4.13%, 10/11/2047	400,000	349,658
Federative Republic of Brazil
5.50%, 11/06/2030	500,000	509,900
Government of Romania
6.00%, 05/25/2034	400,000	403,454
6.63%, 05/16/2036*	1,080,000	1,114,553
7.63%, 01/17/2053	400,000	439,083
Kingdom of Jordan
5.75%, 11/12/2032*	550,000	540,268
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	463,920
4.63%, 10/04/2047	200,000	176,515
5.00%, 01/18/2053	500,000	457,632
5.75%, 01/16/2054*	400,000	408,464
Oriental Republic of Uruguay
5.10%, 06/18/2050	100,000	95,400
Republic of Azerbaijan
3.50%, 09/01/2032	1,100,000	1,026,660
Republic of Chile
4.85%, 01/22/2029	400,000	408,020
4.95%, 01/05/2036	400,000	404,180

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Hungary
6.00%, 09/26/2035*	$ 1,000,000	$ 1,040,951
Republic of Indonesia
4.75%, 09/10/2034	200,000	200,174
Republic of Italy
3.88%, 05/06/2051	585,000	440,025
Republic of Ivory Coast
8.08%, 04/01/2036*	600,000	622,517
Republic of Kazakhstan
4.41%, 10/28/2030*#	500,000	497,000
5.50%, 07/01/2037*	1,200,000	1,231,687
6.50%, 07/21/2045	400,000	446,483
Republic of Panama
3.87%, 07/23/2060	300,000	196,980
6.40%, 02/14/2035	800,000	832,480
Republic of Peru
2.84%, 06/20/2030	200,000	187,800
5.50%, 03/30/2036	400,000	410,680
Republic of Trinidad & Tobago
6.40%, 06/26/2034	600,000	604,633
State of Kuwait
4.14%, 10/09/2030*#	700,000	700,468
State of Qatar
4.00%, 03/14/2029	320,000	320,970
4.40%, 04/16/2050	1,120,000	1,015,692
5.10%, 04/23/2048	200,000	201,121
United Mexican States
4.28%, 08/14/2041	3,203,000	2,590,458
5.38%, 03/22/2033	3,842,000	3,830,099
5.55%, 01/21/2045	300,000	279,075
5.85%, 07/02/2032	1,374,000	1,414,327
6.00%, 05/13/2030	587,000	614,031
6.00%, 05/07/2036	720,000	733,248
6.34%, 05/04/2053	218,000	210,741
6.35%, 02/09/2035	800,000	842,760
6.40%, 05/07/2054	1,560,000	1,520,579
6.63%, 01/29/2038	573,000	602,624
6.88%, 05/13/2037	1,443,000	1,548,916
		34,096,472
Total Foreign Government Obligations (cost $35,160,801)		35,250,927
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,513)	3,142	45,559
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. †(4) (cost $0)	123	0
Total Long-Term Investment Securities (cost $2,746,393,124)		2,668,388,963
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(9)	29,150,922	29,150,922
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(9)(10)	13,223,684	$ 13,223,684
Total Short-Term Investments (cost $42,374,606)		42,374,606
TOTAL INVESTMENTS (cost $2,788,767,730)(11)	99.8%	2,710,763,569
Other assets less liabilities	0.2	4,726,305
NET ASSETS	100.0%	$2,715,489,874
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $500,462,934 representing 18.4% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security in default of interest.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(4)	Securities classified as Level 3 (see Note 2).
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2025.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2025.
(8)	Interest Only
(9)	The rate shown is the 7-day yield as of November 30, 2025.
(10)	At November 30, 2025, the Fund had loaned securities with a total value of $23,181,914. This was secured by collateral of $10,687,470, which was received in cash and subsequently invested in short-term investments currently valued at $13,223,684 as reported in the Portfolio of Investments. Additional collateral of $10,692,784 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Home Loan Mtg. Corp.	0.44% to 5.67%	06/01/2029 to 06/25/2055	$77,595
Federal National Mtg. Assoc.	1.41% to 7.05%	01/01/2026 to 10/25/2055	41,283
Government National Mtg. Assoc.	0.75% to 6.98%	02/16/2034 to 03/20/2065	63,528
United States Treasury Bills	0.00%	10/29/2026	8,907
United States Treasury Notes/Bonds	0.13% to 5.00%	01/15/2026 to 08/15/2055	10,501,471
(11)	See Note 4 for cost of investments on a tax basis.
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The rates shown on FRS and/or VRS are the current interest rates at November 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
191	Long	U.S. Treasury 10 Year Notes	March 2026	$21,606,973	$21,648,656	$ 41,683
74	Long	U.S. Treasury Long Bonds	March 2026	8,637,313	8,690,376	53,063
268	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	30,935,590	31,142,437	206,847
						$301,593
						Unrealized (Depreciation)
429	Long	U.S. Treasury 2 Year Notes	March 2026	$89,608,013	$89,600,672	$ (7,341)
160	Short	U.S. Treasury 5 Year Notes	March 2026	17,540,202	17,562,500	(22,298)
83	Short	U.S. Treasury Ultra Bonds	March 2026	9,963,041	10,037,813	(74,772)
						$(104,411)
		Net Unrealized Appreciation (Depreciation)				$197,182
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$27,309,161	$168,860	$27,478,021
Other Industries	—	829,526,677	—	829,526,677
Asset Backed Securities	—	178,003,172	—	178,003,172
Collateralized Mortgage Obligations	—	111,594,902	—	111,594,902
U.S. Government & Agency Obligations	—	1,486,489,705	—	1,486,489,705
Foreign Government Obligations	—	35,250,927	—	35,250,927
Preferred Stocks	45,559	—	—	45,559
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	42,374,606	—	—	42,374,606
Total Investments at Value	$42,420,165	$2,668,174,544	$168,860	$2,710,763,569
Other Financial Instruments:†
Futures Contracts	$301,593	$—	$—	$301,593
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$104,411	$—	$—	$104,411
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Advertising — 0.4%
WPP PLC	574,496	$ 2,308,211
Aerospace/Defense — 3.2%
Airbus SE	7,249	1,682,177
Boeing Co.†	10,115	1,911,735
L3Harris Technologies, Inc.	19,645	5,474,865
Lockheed Martin Corp.	7,364	3,371,681
Northrop Grumman Corp.	4,808	2,751,378
RTX Corp.	21,737	3,802,019
		18,993,855
Agriculture — 0.7%
British American Tobacco PLC ADR	66,349	3,892,032
Auto Manufacturers — 0.3%
General Motors Co.	26,003	1,911,741
Banks — 8.6%
Bank of America Corp.	84,444	4,530,421
Citigroup, Inc.	123,824	12,828,166
First Citizens BancShares, Inc., Class A	4,742	8,904,954
JPMorgan Chase & Co.	30,346	9,500,726
PNC Financial Services Group, Inc.	14,140	2,696,781
Wells Fargo & Co.	145,682	12,506,800
		50,967,848
Beverages — 1.8%
Coca-Cola Co.	51,483	3,764,437
Diageo PLC	58,955	1,351,249
Keurig Dr Pepper, Inc.	136,676	3,813,260
PepsiCo, Inc.	12,389	1,842,740
		10,771,686
Building Materials — 1.0%
Fortune Brands Innovations, Inc.	47,896	2,472,870
Vulcan Materials Co.	12,315	3,660,511
		6,133,381
Chemicals — 3.2%
Air Products & Chemicals, Inc.	30,272	7,902,506
International Flavors & Fragrances, Inc.	28,714	1,995,049
Linde PLC	7,711	3,163,977
LyondellBasell Industries NV, Class A	33,144	1,623,725
PPG Industries, Inc.	40,514	4,053,020
Solstice Advanced Materials, Inc.†	2,860	136,365
		18,874,642
Commercial Services — 1.0%
Automatic Data Processing, Inc.	4,100	1,046,730
Rentokil Initial PLC	874,401	4,817,545
		5,864,275
Computers — 3.1%
Apple, Inc.	13,550	3,778,417
Hewlett Packard Enterprise Co.	196,019	4,286,936
HP, Inc.	161,906	3,953,745
Leidos Holdings, Inc.	11,872	2,268,739
Western Digital Corp.	25,972	4,242,007
		18,529,844
Cosmetics/Personal Care — 1.9%
Haleon PLC	818,887	4,020,398
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	16,097	$ 2,384,932
Unilever PLC†	80,324	4,831,809
		11,237,139
Distribution/Wholesale — 1.0%
WESCO International, Inc.	22,387	5,986,508
Diversified Financial Services — 3.9%
Apollo Global Management, Inc.	28,745	3,790,028
Capital One Financial Corp.	14,186	3,107,727
Charles Schwab Corp.	41,154	3,816,210
Intercontinental Exchange, Inc.	53,824	8,466,515
Visa, Inc., Class A	11,217	3,751,414
		22,931,894
Electric — 4.4%
Dominion Energy, Inc.	81,157	5,094,225
DTE Energy Co.	15,358	2,104,507
Edison International	28,080	1,653,631
Evergy, Inc.	31,198	2,422,525
Exelon Corp.	100,950	4,756,764
PG&E Corp.	222,963	3,594,163
Sempra	64,668	6,125,353
		25,751,168
Electronics — 1.4%
Fortive Corp.	39,410	2,107,647
Honeywell International, Inc.	13,306	2,557,280
Ralliant Corp.	10,667	526,630
TE Connectivity PLC	13,915	3,146,877
		8,338,434
Environmental Control — 0.5%
Waste Management, Inc.	13,537	2,949,306
Food — 2.5%
Campbell’s Co.	59,664	1,818,559
Kraft Heinz Co.	156,017	3,979,994
Lamb Weston Holdings, Inc.	19,275	1,138,381
Nestle SA ADR	61,066	6,080,952
Sysco Corp.	19,449	1,482,014
		14,499,900
Healthcare-Products — 2.7%
Baxter International, Inc.	399,666	7,489,741
Medtronic PLC	79,356	8,358,567
		15,848,308
Healthcare-Services — 1.1%
Elevance Health, Inc.	14,804	5,007,601
UnitedHealth Group, Inc.	4,667	1,539,037
		6,546,638
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA (Preference Shares)	46,070	3,721,569
Insurance — 4.1%
Chubb, Ltd.	13,650	4,042,857
Fidelity National Financial, Inc.	64,947	3,859,800
Hartford Insurance Group, Inc.	6,274	859,726
Marsh & McLennan Cos., Inc.	16,100	2,953,545
MetLife, Inc.	60,301	4,616,645
Prudential Financial, Inc.	7,984	864,268

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	12,516	$ 3,665,436
Willis Towers Watson PLC	11,283	3,621,843
		24,484,120
Internet — 6.0%
Alphabet, Inc., Class A	21,478	6,876,826
Alphabet, Inc., Class C	24,484	7,837,819
Amazon.com, Inc.†	42,297	9,864,506
CDW Corp.	26,316	3,795,294
Meta Platforms, Inc., Class A	11,139	7,217,515
		35,591,960
Machinery-Diversified — 0.3%
CNH Industrial NV	209,905	1,979,404
Media — 1.9%
Comcast Corp., Class A	287,875	7,683,384
Walt Disney Co.	35,117	3,668,673
		11,352,057
Mining — 1.4%
Barrick Mining Corp.	54,606	2,257,412
Freeport-McMoRan, Inc.	52,488	2,255,934
Teck Resources, Ltd., Class B	92,338	3,960,377
		8,473,723
Oil & Gas — 4.1%
BP PLC	1,343,366	8,079,013
EQT Corp.	29,287	1,782,407
Exxon Mobil Corp.	66,112	7,663,703
Shell PLC†	182,704	6,721,573
		24,246,696
Packaging & Containers — 1.3%
Crown Holdings, Inc.	33,193	3,214,078
Sealed Air Corp.	107,216	4,604,927
		7,819,005
Pharmaceuticals — 9.4%
AstraZeneca PLC	24,926	4,621,702
Becton Dickinson & Co.	77,260	14,989,985
Bristol-Myers Squibb Co.	42,620	2,096,904
Cardinal Health, Inc.	50,674	10,756,063
CVS Health Corp.	143,188	11,506,588
Johnson & Johnson	15,853	3,280,303
Merck & Co., Inc.	31,017	3,251,512
Pfizer, Inc.	36,410	937,193
Sanofi SA	40,109	3,997,098
		55,437,348
Pipelines — 2.8%
Enbridge, Inc.#	96,018	4,683,758
Enterprise Products Partners LP	142,906	4,678,743
Williams Cos., Inc.	115,169	7,017,247
		16,379,748
Private Equity — 0.4%
Carlyle Group, Inc.	38,976	2,125,361
REITS — 3.8%
American Tower Corp.	17,578	3,186,364
AvalonBay Communities, Inc.	34,094	6,203,062
Crown Castle, Inc.	34,273	3,128,440
Healthcare Realty Trust, Inc.#	112,779	2,055,961
Security Description	Shares or Principal Amount	Value

REITS (continued)
Public Storage	12,606	$ 3,460,851
Rexford Industrial Realty, Inc.#	63,617	2,647,103
STAG Industrial, Inc.	45,066	1,770,193
		22,451,974
Retail — 2.3%
Dollar General Corp.	66,762	7,309,771
Home Depot, Inc.	8,239	2,940,664
Industria de Diseno Textil SA ADR#	230,438	3,237,654
		13,488,089
Semiconductors — 4.4%
Broadcom, Inc.	22,815	9,193,532
Intel Corp.†	25,059	1,016,393
Samsung Electronics Co., Ltd. GDR	4,441	7,715,767
STMicroelectronics NV	10,984	252,522
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,312	2,714,541
Texas Instruments, Inc.	31,907	5,368,991
		26,261,746
Software — 6.5%
Electronic Arts, Inc.	19,821	4,004,437
Fidelity National Information Services, Inc.	115,240	7,579,335
Microsoft Corp.	30,976	15,240,502
Oracle Corp.	9,508	1,920,140
SS&C Technologies Holdings, Inc.	116,724	10,031,260
		38,775,674
Telecommunications — 2.2%
Cisco Systems, Inc.	71,390	5,492,747
Rogers Communications, Inc.#	20,376	797,109
T-Mobile US, Inc.	21,139	4,418,262
Verizon Communications, Inc.	58,834	2,418,666
		13,126,784
Toys/Games/Hobbies — 0.7%
Hasbro, Inc.	51,800	4,278,680
Transportation — 1.9%
CSX Corp.	38,102	1,347,287
FedEx Corp.	7,817	2,154,990
Old Dominion Freight Line, Inc.	13,900	1,880,531
Union Pacific Corp.	24,599	5,702,786
		11,085,594
Total Long-Term Investment Securities (cost $499,649,048)		573,416,342
SHORT-TERM INVESTMENTS — 2.9%
Unaffiliated Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1)	16,941,959	16,941,959

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	225,966	$ 225,966
Total Short-Term Investments (cost $17,167,925)		17,167,925
TOTAL INVESTMENTS (cost $516,816,973)(3)	99.7%	590,584,267
Other assets less liabilities	0.3	1,562,933
NET ASSETS	100.0%	$592,147,200
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $6,644,148. This was secured by collateral of $225,966, which was received in cash and subsequently invested in short-term investments currently valued at $225,966 as reported in the Portfolio of Investments. Additional collateral of $7,053,659 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$12,026
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	178,236
Federal National Mtg. Assoc.	0.64%	12/30/2025	12,275
United States Treasury Bills	0.00%	12/04/2025 to 10/29/2026	876
United States Treasury Notes/Bonds	0.13% to 6.13%	06/30/2026 to 08/15/2055	6,850,246
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$2,308,211	$—	$2,308,211
Aerospace/Defense	17,311,678	1,682,177	—	18,993,855
Beverages	9,420,437	1,351,249	—	10,771,686
Commercial Services	1,046,730	4,817,545	—	5,864,275
Cosmetics/Personal Care	2,384,932	8,852,207	—	11,237,139
Household Products/Wares	—	3,721,569	—	3,721,569
Oil & Gas	9,446,110	14,800,586	—	24,246,696
Pharmaceuticals	46,818,548	8,618,800	—	55,437,348
Semiconductors	18,545,979	7,715,767	—	26,261,746
Other Industries	414,573,817	—	—	414,573,817
Short-Term Investments	17,167,925	—	—	17,167,925
Total Investments at Value	$536,716,156	$53,868,111	$—	$590,584,267
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.3%
Domestic Equity Investment Companies — 60.7%
VALIC Company I Capital Appreciation Fund	135,282	$ 3,223,772
VALIC Company I Dividend Value Fund	433,870	5,944,024
VALIC Company I Growth Fund	218,379	4,247,468
VALIC Company I Large Cap Core Fund	254,406	4,660,709
VALIC Company I Nasdaq-100 Index Fund	237,092	6,524,780
VALIC Company I Stock Index Fund	552,572	37,563,851
VALIC Company I Systematic Growth Fund	346,597	7,493,430
VALIC Company I Systematic Value Fund	590,871	9,731,636
Total Domestic Equity Investment Companies (cost $69,033,849)		79,389,670
Domestic Fixed Income Investment Companies — 20.4%
VALIC Company I Core Bond Fund (cost $25,761,227)	2,612,844	26,624,880
International Equity Investment Companies — 1.2%
VALIC Company I International Value Fund (cost $1,304,616)	125,244	1,626,918
International Fixed Income Investment Companies0.0%
Total Affiliated Investment Companies (cost $96,099,692)		107,641,468
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.3%
U.S. Government — 14.3%
United States Treasury Notes
3.38%, 05/15/2033	$ 532,700	517,052
3.88%, 08/15/2033(2)	2,646,600	2,651,562
3.88%, 08/15/2034	1,609,600	1,602,935
4.00%, 02/15/2034	2,657,900	2,678,873
4.25%, 11/15/2034 to 08/15/2035	5,881,200	6,002,644
4.38%, 05/15/2034	2,343,400	2,422,673
4.50%, 11/15/2033	2,199,600	2,295,575
4.63%, 02/15/2035	466,800	490,268
Total U.S. Government & Agency Obligations (cost $18,297,983)		18,661,582
PURCHASED OPTIONS† — 0.6%
Purchased Options - Puts — 0.6%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/20/2026; Strike Price: $5,800.00; Counterparty: UBS AG)	1,000	44,280
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/17/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	4,000	$ 236,323
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/15/2026; Strike Price: $5,600.00; Counterparty: Citibank, N.A.)	4,000	239,225
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,900.00; Counterparty: Goldman Sachs International)	2,500	256,420
Total Purchased Options (cost $1,237,090)		776,248
Total Long-Term Investment Securities (cost $115,634,765)		127,079,298
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
AllianceBernstein Government STIF Portfolio, Class AB 4.02%(3) (cost $4,546,787)	4,546,787	4,546,787
TOTAL INVESTMENTS (cost $120,181,552)(4)	100.7%	131,626,085
Other assets less liabilities	(0.7)	(892,037)
NET ASSETS	100.0%	$130,734,048
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of November 30, 2025.
(4)	See Note 4 for cost of investments on a tax basis.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	S&P 500 E-Mini Index	December 2025	$10,168,263	$10,289,250	$120,987
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$107,641,468	$—	$—	$107,641,468
U.S. Government & Agency Obligations	—	18,661,582	—	18,661,582
Purchased Options	—	776,248	—	776,248
Short-Term Investments	4,546,787	—	—	4,546,787
Total Investments at Value	$112,188,255	$19,437,830	$—	$131,626,085
Other Financial Instruments:†
Futures Contracts	$120,987	$—	$—	$120,987
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Bermuda — 0.1%
Alibaba Health Information Technology, Ltd.†	460,000	$ 330,109
Geopark, Ltd.#	62,353	508,800
		838,909
Brazil — 3.9%
B3 SA - Brasil Bolsa Balcao	508,574	1,425,343
Banco Bradesco SA (Preference Shares)	586,298	2,158,314
Banco Bradesco SA ADR	113,200	418,840
Cogna Educacao SA	1,685,491	1,231,472
Construtora Tenda S/A	17,514	90,066
CPFL Energia SA	48,145	439,883
Cury Construtora e Incorporadora SA	39,546	284,268
Grupo SBF SA	231,906	634,306
Itau Unibanco Holding SA (Preference Shares)	553,780	4,319,979
Itau Unibanco Holding SA ADR	86,354	673,561
Lojas Renner SA	437,752	1,291,643
NU Holdings, Ltd., Class A†	345,753	6,012,645
Petroleo Brasileiro SA (Preference Shares)	542,012	3,227,997
Petroleo Brasileiro SA ADR	77,645	923,199
Raia Drogasil SA	198,057	890,873
Sao Martinho SA	296,842	775,770
Telefonica Brasil SA	186,419	1,237,357
Telefonica Brasil SA ADR#	60,418	798,726
Vale SA	301,660	3,809,003
XP, Inc., Class A	67,282	1,326,128
YDUQS Participacoes SA	367,425	936,829
		32,906,202
Chile — 0.6%
Banco de Chile	13,184,594	2,487,258
Banco de Chile ADR	36,172	1,366,578
Falabella SA	75,649	489,015
Latam Airlines Group SA	17,844,940	428,926
		4,771,777
China — 22.8%
Agricultural Bank of China, Ltd.	2,899,000	2,174,388
ANTA Sports Products, Ltd.	58,600	639,658
Avary Holding Shenzhen Co, Ltd., Class A	11,300	72,167
Baidu, Inc., Class A†	72,900	1,071,487
Bank of China, Ltd.	8,186,000	4,926,862
Bank of Ningbo Co., Ltd., Class A	229,400	919,352
Baoshan Iron & Steel Co, Ltd., Class A	3,685,600	3,778,674
Bilibili, Inc., Class Z#†	32,380	865,334
BOE Technology Group Co., Ltd., Class A	5,553,700	3,031,056
BYD Co., Ltd.	263,700	3,313,633
China Conch Venture Holdings, Ltd.	183,500	241,143
China Construction Bank Corp.	7,921,000	8,323,601
China East Education Holdings, Ltd.*	460,000	374,155
China Hongqiao Group, Ltd.	220,500	878,004
China International Capital Corp., Ltd.*	164,400	400,355
China International Capital Corp., Ltd., Class A	438,100	2,159,171
China Life Insurance Co., Ltd.	1,030,000	3,565,179
China Life Insurance Co., Ltd., Class A	186,700	1,149,284
China Mengniu Dairy Co., Ltd.	165,000	318,768
China Merchants Bank Co., Ltd.	147,500	990,605
China Merchants Bank Co., Ltd., Class A	351,100	2,129,880
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	523,400	685,270
China Pacific Insurance Group Co., Ltd.	188,000	747,600
China Pacific Insurance Group Co., Ltd., Class A	69,600	342,070
China Petroleum & Chemical Corp.	2,564,000	1,454,268
China Petroleum & Chemical Corp., Class A	335,100	273,987
Security Description	Shares or Principal Amount	Value

China (continued)
Citic Pacific Special Steel Group Co., Ltd., Class A	531,800	$ 1,139,569
CITIC Securities Co., Ltd.	68,500	235,988
CMOC Group, Ltd.	480,000	1,000,466
CMOC Group, Ltd., Class A	183,200	421,509
Consun Pharmaceutical Group, Ltd.	68,000	129,844
Contemporary Amperex Technology Co, Ltd.#	23,100	1,404,701
Contemporary Amperex Technology Co., Ltd., Class A	22,200	1,174,817
COSCO SHIPPING Holdings Co., Ltd.#	287,500	489,426
Country Garden Services Holdings Co., Ltd.	536,000	439,697
CRRC Corp, Ltd.	387,000	307,604
ENN Energy Holdings, Ltd.	9,500	86,709
Foxconn Industrial Internet Co., Ltd., Class A	32,200	276,963
Fufeng Group, Ltd.	894,000	922,901
Fuyao Glass Industry Group Co., Ltd., Class A	248,800	2,317,812
GD Power Development Co., Ltd., Class A	732,300	582,633
GoerTek, Inc., Class A	150,800	642,489
Great Wall Motor Co., Ltd.	237,000	456,822
Great Wall Motor Co., Ltd., Class A	168,700	522,735
Guoquan Food Shanghai Co, Ltd.	100,800	47,883
H World Group, Ltd. ADR#	26,562	1,224,508
Haier Smart Home Co., Ltd.	176,200	606,912
Haier Smart Home Co., Ltd., Class A	212,700	829,429
Hansoh Pharmaceutical Group Co., Ltd.*#	118,000	610,244
Huadian Power International Corp., Ltd.	392,000	224,248
Huaneng Power International, Inc.	408,000	325,569
Industrial & Commercial Bank of China, Ltd.	6,350,000	5,272,149
Industrial Bank Co., Ltd., Class A	192,800	574,786
InnoCare Pharma, Ltd.*†	418,000	796,757
Innovent Biologics, Inc.*†	259,500	3,147,028
JD Health International, Inc.*†	73,000	574,699
JD Logistics, Inc.*†	30,400	47,650
JD.com, Inc., Class A	258,500	3,869,063
Jiangsu Hengrui Pharmaceuticals Co, Ltd.#†	78,000	741,095
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	197,000	1,731,760
Jiumaojiu International Holdings, Ltd., Class A*	300,000	68,580
Kanzhun, Ltd. ADR	11,474	253,575
KE Holdings, Inc., Class A	56,773	328,571
Keymed Biosciences, Inc.*†	98,500	791,962
Kuaishou Technology*	269,900	2,361,935
Lens Technology Co., Ltd., Class A	46,800	182,528
Li Auto, Inc., Class A#†	96,200	889,543
Luxshare Precision Industry Co, Ltd., Class A	173,200	1,410,618
Meituan, Class B*†	495,700	6,443,994
Midea Group Co., Ltd., Class A	439,900	4,965,768
NetEase, Inc.	125,800	3,478,893
New China Life Insurance Co., Ltd.	13,900	83,067
New Oriental Education & Technology Group, Inc.	247,500	1,275,756
New Oriental Education & Technology Group, Inc. ADR	12,986	664,104
Nongfu Spring Co., Ltd.*	17,800	111,834
PetroChina Co., Ltd.	2,904,000	3,243,748
PetroChina Co., Ltd., Class A	834,100	1,151,637
PICC Property & Casualty Co., Ltd.	820,000	1,864,145
Ping An Insurance Group Co. of China, Ltd.#	839,000	6,136,008
Ping An Insurance Group Co. of China, Ltd., Class A	387,600	3,232,928
Poly Property Services Co, Ltd.#	357,600	1,614,162
Pop Mart International Group, Ltd.*#	36,600	1,063,582
Qfin Holdings, Inc.	15,119	295,274
Remegen Co., Ltd.*#†	32,500	389,566
SAIC Motor Corp., Ltd., Class A	512,400	1,084,833
Sany Heavy Equipment International Holdings Co., Ltd.	1,188,000	1,110,478
Shanghai Chicmax Cosmetic Co., Ltd.	5,300	59,313
Shanghai Junshi Biosciences Co., Ltd.*†	18,400	60,052
Sinopec Engineering Group Co, Ltd.	707,500	668,054

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sungrow Power Supply Co., Ltd., Class A	14,600	$ 378,684
Sunshine Insurance Group Co., Ltd.	781,000	363,833
TAL Education Group ADR†	73,850	812,350
Tencent Holdings, Ltd.	564,500	44,612,785
Tencent Music Entertainment Group ADR	40,903	754,660
Tingyi Cayman Islands Holding Corp.	1,064,000	1,632,501
Topsports International Holdings, Ltd.*	1,245,000	550,817
Uni-President China Holdings, Ltd.	1,993,000	2,120,232
Vipshop Holdings, Ltd. ADR	50,984	1,001,326
Weichai Power Co., Ltd.	199,000	493,377
Wuxi Biologics Cayman, Inc.*†	63,500	254,940
Xiaomi Corp., Class B*†	1,501,600	7,977,515
Xinjiang Goldwind Science & Technology Co., Ltd.	85,000	133,797
Xtep International Holdings, Ltd.	1,971,000	1,424,250
ZCZL Industrial Technology Group Co., Ltd.	505,200	1,340,912
Zhejiang Sanhua Intelligent Controls Co., Ltd.#†	24,100	108,053
Zijin Mining Group Co., Ltd.#	972,000	3,858,361
Zijin Mining Group Co., Ltd., Class A	281,900	1,146,739
		192,252,056
Czech Republic — 0.0%
Komercni Banka AS	1,841	103,023
Egypt — 0.0%
Commercial International Bank Egypt SAE GDR	191,205	420,711
Greece — 0.3%
Eurobank Ergasias Services & Holdings SA	34,439	136,478
OPAP SA	110,266	2,253,894
Piraeus Financial Holdings SA	30,966	254,184
		2,644,556
Hong Kong — 4.7%
Alibaba Group Holding, Ltd.	1,429,900	28,179,396
China Overseas Land & Investment, Ltd.	330,000	564,621
China Resources Beer Holdings Co., Ltd.	82,000	293,519
China Resources Land, Ltd.	200,000	776,654
Chow Tai Fook Jewellery Group, Ltd.#	235,800	413,960
CITIC, Ltd.	776,000	1,215,245
CSPC Pharmaceutical Group, Ltd.	594,000	605,509
Fosun International, Ltd.	305,000	190,747
Geely Automobile Holdings, Ltd.	644,000	1,403,956
Guangdong Investment, Ltd.	546,000	525,097
Hutchmed China, Ltd.#†	129,500	374,777
Hutchmed China, Ltd. ADR†	17,463	251,816
Simcere Pharmaceutical Group, Ltd.*	793,000	1,395,401
Sino Biopharmaceutical, Ltd.	2,621,000	2,380,000
TCL Electronics Holdings, Ltd.	496,000	653,087
Yuexiu Property Co., Ltd.	178,000	103,369
		39,327,154
Hungary — 0.5%
OTP Bank Nyrt	39,136	4,074,352
India — 14.8%
Adani Ports & Special Economic Zone, Ltd.	51,699	876,462
Aegis Logistics, Ltd.	18,556	158,677
Anthem Biosciences, Ltd.†	7,696	54,627
Apollo Hospitals Enterprise, Ltd.	8,553	701,648
Apollo Tyres, Ltd.	106,023	609,702
Asian Paints, Ltd.	40,940	1,316,029
Avanti Feeds, Ltd.	14,322	128,949
Axis Bank, Ltd.	184,202	2,641,488
Bajaj Auto, Ltd.	1,242	126,115
Security Description	Shares or Principal Amount	Value

India (continued)
Bajaj Finance, Ltd.	177,187	$ 2,055,879
Bajaj Holdings & Investment, Ltd.	493	63,384
Bharat Electronics, Ltd.	205,013	944,873
Bharat Petroleum Corp., Ltd.	216,464	869,924
Bharti Airtel, Ltd.	267,922	6,301,016
Biocon, Ltd.	67,470	300,781
Birlasoft, Ltd.	19,962	84,618
BrainBees Solutions, Ltd.†	36,677	124,858
Britannia Industries, Ltd.	10,894	711,793
CESC, Ltd.	348,064	657,866
Chennai Petroleum Corp, Ltd.	41,275	423,244
Coforge, Ltd.	8,658	185,242
Coromandel International, Ltd.	8,092	215,002
Cummins India, Ltd.	11,646	581,899
Cyient, Ltd.	16,098	202,306
Dalmia Bharat, Ltd.	42,537	955,780
DLF, Ltd.	52,993	429,547
Dr Lal PathLabs, Ltd.*	28,813	983,266
Eicher Motors, Ltd.	6,128	482,736
Engineers India, Ltd.	180,621	397,379
Escorts Kubota, Ltd.	15,643	665,871
Eternal, Ltd.†	74,935	252,263
Fortis Healthcare, Ltd.	127,382	1,312,370
GE Vernova T&D India, Ltd.	37,816	1,222,513
GMR Airports Infrastructure, Ltd.†	437,461	530,705
Great Eastern Shipping Co., Ltd.	29,800	368,750
HCL Technologies, Ltd.	96,851	1,759,347
HDFC Asset Management Co., Ltd.*	3,776	112,888
HDFC Bank, Ltd.	955,946	10,776,995
Hero MotoCorp, Ltd.	12,129	840,450
Hindalco Industries, Ltd.	42,347	383,517
Hindustan Aeronautics, Ltd.	12,981	658,865
Hindustan Petroleum Corp., Ltd.	117,693	602,467
Hindustan Unilever, Ltd.	46,789	1,292,611
Hindustan Zinc, Ltd.	113,510	615,669
Hitachi Energy India, Ltd.	570	141,121
ICICI Bank, Ltd.	520,930	8,089,523
ICICI Bank, Ltd. ADR	39,328	1,228,213
IndiaMart InterMesh, Ltd.*	23,291	601,481
Indian Oil Corp., Ltd.	441,099	798,144
Indraprastha Gas, Ltd.	193,722	431,971
Infosys, Ltd.	337,038	5,893,826
Infosys, Ltd. ADR#	59,095	1,032,981
InterGlobe Aviation, Ltd.*	12,982	856,773
Inventurus Knowledge Solutions, Ltd.†	8,333	157,061
ITC, Ltd.	277,063	1,253,003
Jindal Saw, Ltd.	39,896	72,416
JK Cement, Ltd.	15,685	1,006,644
Jubilant Foodworks, Ltd.	17,845	119,827
KEC International, Ltd.	84,521	646,568
Kotak Mahindra Bank, Ltd.	79,719	1,893,583
L&T Finance, Ltd.	106,440	370,270
Larsen & Toubro, Ltd.	84,501	3,855,171
Larsen & Toubro, Ltd. GDR	14,574	664,645
Laurus Labs, Ltd.*	55,791	644,064
Life Insurance Corp. of India	56,086	560,425
LTIMindtree, Ltd.*	9,348	639,139
Lupin, Ltd.	44,420	1,032,656
Mahanagar Gas, Ltd.	36,357	487,315
Mahindra & Mahindra, Ltd.	80,027	3,364,015
Marico, Ltd.	94,953	760,200
Maruti Suzuki India, Ltd.	9,898	1,760,706
Max Financial Services, Ltd.†	19,610	372,866

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Max Healthcare Institute, Ltd.	4,676	$ 60,744
Mphasis, Ltd.	5,296	166,722
Multi Commodity Exchange of India, Ltd.	1,728	195,122
Muthoot Finance, Ltd.	2,849	119,208
Natco Pharma, Ltd.	24,333	238,296
National Aluminium Co., Ltd.	438,666	1,276,795
Navin Fluorine International, Ltd.	15,485	992,610
NBCC India, Ltd.	257,039	335,133
Nippon Life India Asset Management, Ltd.*	23,657	231,616
NTPC, Ltd.	445,389	1,628,497
Oil & Natural Gas Corp., Ltd.	282,454	768,382
One 97 Communications, Ltd.†	26,606	392,577
PB Fintech, Ltd.†	11,398	231,373
Persistent Systems, Ltd.	10,401	740,323
Petronet LNG, Ltd.†	265,549	808,308
Polycab India, Ltd.	1,498	124,929
Power Grid Corp. of India, Ltd.	404,085	1,220,595
PTC India, Ltd.	64,555	113,813
PVR Inox, Ltd.†	118,439	1,413,203
Radico Khaitan, Ltd.	31,026	1,114,098
Reliance Industries, Ltd.	517,657	9,086,785
Samvardhana Motherson International, Ltd.	93,489	121,603
SBI Life Insurance Co., Ltd.*	1,868	41,133
Shree Cement, Ltd.	2,334	689,406
Shriram Finance, Ltd.	33,378	319,364
Solar Industries India, Ltd.	1,072	159,557
State Bank of India	175,767	1,918,421
Steel Authority of India, Ltd.	1,099,706	1,659,514
Strides Pharma Science, Ltd.	28,293	278,593
Sun Pharmaceutical Industries, Ltd.	45,007	923,767
Suzlon Energy, Ltd.†	327,857	198,617
Tata Consultancy Services, Ltd.	107,580	3,778,686
Tata Motors Passenger Vehicles, Ltd.	180,965	722,370
Tata Steel, Ltd.	254,375	478,572
Tech Mahindra, Ltd.	64,638	1,097,350
Titan Co., Ltd.	27,436	1,196,322
Trent, Ltd.	8,956	425,645
TVS Motor Co., Ltd.	31,414	1,241,042
United Spirits, Ltd.	33,662	546,049
UPL, Ltd.	57,322	485,295
VA Tech Wabag, Ltd.	21,893	331,210
Vedanta, Ltd.	201,348	1,188,214
Wipro, Ltd.	371,636	1,038,910
Wipro, Ltd. ADR#	158,916	432,252
Yes Bank, Ltd.†	1,290,372	331,088
Zensar Technologies, Ltd.	29,616	248,214
		124,825,301
Indonesia — 1.1%
Aneka Tambang Tbk	2,513,300	441,229
Bank Central Asia Tbk PT	10,938,200	5,458,310
Bank Mandiri Persero Tbk PT	4,950,500	1,437,541
Bank Rakyat Indonesia Persero Tbk PT	7,319,100	1,617,555
Kalbe Farma Tbk PT	1,280,300	92,511
Merdeka Copper Gold Tbk PT†	2,082,100	285,300
		9,332,446
Ireland — 0.8%
PDD Holdings, Inc. ADR†	56,191	6,522,651
Malaysia — 1.3%
99 Speed Mart Retail Holdings Bhd	1,196,400	969,675
Malayan Banking Bhd	2,161,000	5,181,817
Security Description	Shares or Principal Amount	Value

Malaysia (continued)
Nestle Malaysia Bhd	4,900	$ 126,743
Sime Darby Bhd	2,120,400	1,000,449
Sunway Construction Group BHD	811,100	1,157,918
Tenaga Nasional Bhd	719,300	2,294,473
		10,731,075
Marshall Islands — 0.3%
Costamare, Inc.	121,838	1,860,466
Star Bulk Carriers Corp.	21,891	435,631
		2,296,097
Mexico — 1.9%
America Movil SAB de CV	1,915,308	2,191,495
America Movil SAB de CV ADR	21,364	493,081
Fomento Economico Mexicano SAB de CV#	26,016	251,602
Gentera SAB de CV#	1,105,367	2,579,653
Gruma SAB de CV, Class B#	30,491	539,928
Grupo Financiero Banorte SAB de CV, Class O	396,935	3,784,775
Grupo Mexico SAB de CV, Class B	362,994	3,171,561
Industrias Penoles SAB de CV#†	31,306	1,317,175
Regional SAB de CV	57,337	426,526
Wal-Mart de Mexico SAB de CV#	401,907	1,356,746
		16,112,542
Netherlands — 0.0%
Pepco Group NV	28,230	207,114
Philippines — 0.5%
International Container Terminal Services, Inc.	269,640	2,497,575
SM Investments Corp.	92,840	1,171,485
SM Prime Holdings, Inc.	782,800	307,288
		3,976,348
Poland — 1.2%
Alior Bank SA	11	312
Asseco Poland SA	3,609	192,573
Bank Polska Kasa Opieki SA	8,183	448,280
Orlen SA	50,480	1,300,419
Powszechna Kasa Oszczednosci Bank Polski SA	177,757	3,769,472
Powszechny Zaklad Ubezpieczen SA	219,207	3,775,463
Santander Bank Polska SA	2,166	305,623
Tauron Polska Energia SA†	183,383	476,316
		10,268,458
Qatar — 0.8%
Ooredoo Q.P.S.C.	502,524	1,764,296
Qatar Islamic Bank Q.P.S.C.	194,501	1,242,084
Qatar National Bank Q.P.S.C.	733,659	3,646,609
		6,652,989
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 3.0%
Al Rajhi Bank	230,630	5,893,585
Alinma Bank	99,048	639,630
Banque Saudi Fransi	262,847	1,153,524
Co. for Cooperative Insurance	10,779	346,908
Derayah Financial Co.	14,455	111,457
Etihad Etisalat Co.	74,051	1,241,826
Mobile Telecommunications Co. Saudi Arabia	637,854	1,824,612

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Mouwasat Medical Services Co.	41,279	$ 763,713
Riyad Bank	23,687	163,255
Saudi Arabian Mining Co.†	106,610	1,733,853
Saudi Arabian Oil Co.*	527,891	3,466,444
Saudi Awwal Bank	129,905	1,061,445
Saudi Basic Industries Corp.	32,951	484,751
Saudi Electricity Co.	443,539	1,668,810
Saudi National Bank	465,759	4,585,072
		25,138,885
Singapore — 0.4%
Trip.com Group, Ltd.	48,700	3,394,362
South Africa — 3.0%
AVI, Ltd.	145,714	882,552
Capitec Bank Holdings, Ltd.	18,288	4,147,035
Clicks Group, Ltd.	20,936	424,957
FirstRand, Ltd.	915,425	4,359,781
Gold Fields, Ltd.	100,377	4,270,890
Gold Fields, Ltd. ADR	28,942	1,241,322
Harmony Gold Mining Co., Ltd.	7,900	155,597
Impala Platinum Holdings, Ltd.	18,291	229,650
Kumba Iron Ore, Ltd.	21,130	413,017
Mr. Price Group, Ltd.	41,594	510,457
MTN Group, Ltd.	151,038	1,396,309
Naspers, Ltd., Class N	38,617	2,422,242
Shoprite Holdings, Ltd.	35,993	577,097
Standard Bank Group, Ltd.	134,786	2,071,674
Tiger Brands, Ltd.#	68,570	1,439,559
Valterra Platinum, Ltd.	2,441	169,622
Woolworths Holdings, Ltd.	72,149	238,344
		24,950,105
South Korea — 12.3%
APR Corp.	3,151	548,767
BNK Financial Group, Inc.	9,363	95,904
CJ CheilJedang Corp.	4,782	681,536
CJ Corp.	2,082	249,774
CJ ENM Co., Ltd.†	16,833	727,619
DB HiTek Co., Ltd.	2,426	105,229
DL E&C Co, Ltd.	13,367	366,583
Dongsung Finetec Co, Ltd.	24,094	405,548
Doosan Enerbility Co., Ltd.†	24,482	1,276,170
E-MART, Inc.	29,927	1,591,420
Green Cross Corp.	4,685	431,739
GS Engineering & Construction Corp.	31,009	407,845
GS Holdings Corp.	14,722	565,580
Hana Financial Group, Inc.	20,980	1,332,533
Hanwha Aerospace Co., Ltd.	2,065	1,197,923
Hanwha Corp.	1,797	97,309
Hanwha Ocean Co., Ltd.†	1,593	116,920
HD Hyundai Co., Ltd.	3,936	528,053
HD Hyundai Construction Equipment Co., Ltd.	5,494	351,046
HD Hyundai Electric Co., Ltd.	1,828	962,931
HD Hyundai Infracore Co., Ltd.	79,260	789,111
HD Hyundai Mipo	256	38,053
HDC Hyundai Development Co-Engineering & Construction	57,662	770,518
HL Mando Co., Ltd.	75,201	2,389,008
Hugel, Inc.†	8,136	1,265,137
Hyosung Heavy Industries Corp.	195	252,971
Hyundai Elevator Co, Ltd.	28,594	1,692,134
Hyundai Heavy Industries Co., Ltd.	2,805	1,022,017
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Hyundai Marine & Fire Insurance Co, Ltd.†	16,546	$ 338,499
Hyundai Mobis Co., Ltd.	7,423	1,561,873
Hyundai Motor Co.	7,764	1,384,112
Hyundai Rotem Co., Ltd.	4,899	586,521
Hyundai Steel Co.	125,421	2,580,962
iM Financial Group Co, Ltd.	39,323	382,655
Kakao Corp.	32,535	1,300,550
Kangwon Land, Inc.	9,349	114,541
KB Financial Group, Inc.	28,466	2,419,372
Kia Corp.	4,518	351,178
KIWOOM Securities Co., Ltd.	1,503	280,084
Korea Electric Power Corp.	20,522	734,200
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,366	1,216,973
Korea Zinc Co., Ltd.	179	163,408
KT Corp.	7	240
KT Corp. ADR	104,141	1,912,029
KT&G Corp.	8,694	860,326
LEENO Industrial, Inc.	7,109	332,066
LG Energy Solution, Ltd.†	591	164,888
LG Innotek Co., Ltd.	10,848	1,747,973
Lotte Tour Development Co, Ltd.†	18,601	244,318
NAVER Corp.	10,550	1,753,223
NCSoft Corp.	5,475	783,971
Netmarble Corp.*	12,306	444,416
Pan Ocean Co., Ltd.	27,303	70,030
PharmaResearch Co., Ltd.	213	68,099
POSCO Holdings, Inc.	2,951	622,580
Samsung Biologics Co., Ltd.*†	1,158	1,268,443
Samsung C&T Corp.	1,312	201,339
Samsung E&A Co., Ltd.	181,239	3,150,326
Samsung Electro-Mechanics Co., Ltd.	524	89,654
Samsung Electronics Co., Ltd.	442,656	30,239,314
Samsung Electronics Co., Ltd. GDR	1,608	2,793,730
Samsung Episholdings Co., Ltd.†	622	181,442
Samsung Fire & Marine Insurance Co., Ltd.	998	327,000
Samsung Heavy Industries Co., Ltd.†	43,236	724,563
Samsung Life Insurance Co., Ltd.	895	93,261
Samsung Securities Co., Ltd.	37,003	1,988,792
Shinhan Financial Group Co., Ltd.	28,514	1,517,939
SK Hynix, Inc.	47,330	17,047,378
SK Square Co., Ltd.†	2,380	485,448
SNT Energy Co., Ltd.	2,918	75,654
WONIK IPS Co., Ltd.	11,465	478,557
		103,341,305
Taiwan — 19.9%
Accton Technology Corp.	48,000	1,567,529
Advanced Wireless Semiconductor Co.	245,000	807,806
Arcadyan Technology Corp.	380,000	2,215,542
Ardentec Corp.	47,000	137,130
ASE Technology Holding Co., Ltd.	150,000	1,097,701
Asia Vital Components Co., Ltd.	28,000	1,226,299
ASPEED Technology, Inc.	15,000	3,518,689
Bizlink Holding, Inc.	27,375	1,409,053
Cathay Financial Holding Co., Ltd.	404,000	827,011
Chenbro Micom Co., Ltd.	21,000	644,194
Chroma ATE, Inc.	39,000	1,020,322
Chunghwa Telecom Co., Ltd.	734,000	3,051,722
Chunghwa Telecom Co., Ltd. ADR	34,091	1,425,345
Compeq Manufacturing Co., Ltd.	842,000	2,234,414
CTBC Financial Holding Co., Ltd.	282,000	390,543
Delta Electronics, Inc.	221,000	6,563,560
E.Sun Financial Holding Co., Ltd.	1,717,348	1,660,408

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ennoconn Corp.	80,000	$ 760,221
Evergreen Aviation Technologies Corp.	14,000	65,866
Formosa Petrochemical Corp.	1,242,000	2,069,515
Getac Holdings Corp.	469,000	1,878,701
Global Unichip Corp.	1,000	71,989
Hon Hai Precision Industry Co., Ltd.	1,304,000	9,366,781
Hon Hai Precision Industry Co., Ltd. GDR	25,739	368,705
Innodisk Corp.	20,000	315,465
King Yuan Electronics Co., Ltd.	286,000	2,084,030
MediaTek, Inc.	125,000	5,562,432
Nanya Technology Corp.†	208,000	966,526
Phison Electronics Corp.	9,000	321,290
Primax Electronics, Ltd.	696,000	1,829,516
Quanta Computer, Inc.	32,000	287,479
Sercomm Corp.	318,000	835,999
Sunonwealth Electric Machine Industry Co., Ltd.	243,000	1,288,900
Taiwan Semiconductor Manufacturing Co., Ltd.	2,105,000	96,763,708
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,580	2,209,646
Tripod Technology Corp.	227,000	2,218,747
TS Financial Holding Co., Ltd.	670,000	385,576
United Integrated Services Co, Ltd.	73,000	1,870,653
Visual Photonics Epitaxy Co., Ltd.	102,000	463,026
Win Semiconductors Corp.	205,000	936,264
Winbond Electronics Corp.†	538,000	998,554
Wisdom Marine Lines Co, Ltd.	184,000	384,572
Wistron Corp.	81,000	373,810
Wistron NeWeb Corp.	235,000	764,224
Wiwynn Corp.	7,000	1,018,588
WT Microelectronics Co, Ltd.	105,000	480,113
Yuanta Financial Holding Co., Ltd.	380,000	437,403
		167,175,567
Thailand — 1.4%
Advanced Info Service PCL NVDR	205,200	1,958,475
Amata Corp. PCL NVDR	160,800	83,566
Bangchak Corp. PCL NVDR	60,300	46,850
Bangkok Dusit Medical Services PCL NVDR	1,465,000	864,422
Com7 PCL NVDR	641,800	437,599
CP ALL PCL NVDR	786,800	1,058,071
Delta Electronics Thailand PCL NVDR	290,300	1,821,557
Global Power Synergy PCL NVDR	429,800	466,991
Gulf Development PCL NVDR†	822,200	1,043,047
Krungthai Card PCL NVDR	925,400	783,020
Osotspa PCL NVDR	107,600	52,904
PTT Exploration & Production PCL NVDR	204,700	678,193
PTT Oil & Retail Business PCL NVDR	2,662,500	1,119,063
SCG Packaging PCL NVDR	367,900	178,733
Srisawad Corp. PCL NVDR	209,200	164,559
Thai Oil PCL NVDR	674,300	735,452
		11,492,502
Turkey — 0.4%
Turk Telekomunikasyon AS†	1,700,191	2,239,436
Turkiye Garanti Bankasi AS	179,991	591,299
Turkiye Sise ve Cam Fabrikalari AS	675,556	595,662
		3,426,397
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	307,682	1,181,069
Abu Dhabi Islamic Bank PJSC	119,591	647,918
Abu Dhabi National Oil Co. PJSC	910,132	954,003
Dubai Electricity & Water Authority PJSC	1,285,221	955,069
Emaar Development PJSC	138,650	554,934
Security Description	Shares or Principal Amount	Value

United Arab Emirates (continued)
Emaar Properties PJSC	1,047,971	$ 3,794,266
Emirates NBD Bank PJSC	25,687	170,691
First Abu Dhabi Bank PJSC	920,341	3,969,592
		12,227,542
United Kingdom — 0.4%
Anglogold Ashanti PLC†	40,048	3,403,453
United States — 0.7%
BeOne Medicines, Ltd.†	81,900	2,146,421
BeOne Medicines, Ltd. ADR†	975	332,095
Coupang, Inc.†	83,889	2,362,314
Southern Copper Corp.	8,603	1,159,446
		6,000,276
Total Common Stocks (cost $708,695,136)		828,814,155
PREFERRED STOCKS — 0.0%
India — 0.0%
TVS Motor Co., Ltd. 6.00%†(1)(2) (cost $0)	67,628	7,561
Total Long-Term Investment Securities (cost $708,695,136)		828,821,716
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(3)	12,893,007	12,893,007
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(3)(4)	2,309,425	2,309,425
Total Short-Term Investments (cost $15,202,432)		15,202,432
TOTAL INVESTMENTS (cost $723,897,568)(5)	100.3%	844,024,148
Other assets less liabilities	(0.3)	(2,409,807)
NET ASSETS	100.0%	$841,614,341
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $36,710,729 representing 4.4% of net assets.

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/21	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	12/14/20, 12/16/20, 02/10/21	2,290,683	1,607,263	0	0.00	0.0
Sberbank of Russia PJSC	11/12/20, 11/20/20, 12/14/20, 12/16/20, 11/24/21	1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR	10/30/20, 11/20/20, 12/14/20, 12/16/20	75,082	1,073,688	0	0.00	0.0
Preferred Stocks
TVS Motor Co., Ltd.	08/25/25	67,628	0	7,561	0.11	0.0
				$7,561		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2025.
(4)	At November 30, 2025, the Fund had loaned securities with a total value of $15,425,394. This was secured by collateral of $2,309,425, which was received in cash and subsequently invested in short-term investments currently valued at $2,309,425 as reported in the Portfolio of Investments. Additional collateral of $13,848,134 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$6,212
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	92,065
Federal National Mtg. Assoc.	0.64%	12/30/2025	6,341
United States Treasury Bills	0.00%	12/11/2025 to 10/29/2026	38,860
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	13,704,656
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
191	Long	MSCI Emerging Markets Index	December 2025	$13,178,634	$13,156,080	$(22,554)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	19.7%
Banks	15.7
Internet	12.9

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Telecommunications	5.0%
Oil & Gas	4.2
Computers	3.1
Mining	3.0
Insurance	2.5
Electronics	2.5
Diversified Financial Services	2.4
Retail	2.4
Auto Manufacturers	1.9
Iron/Steel	1.9
Short-Term Investments	1.8
Electric	1.8
Engineering & Construction	1.8
Pharmaceuticals	1.7
Auto Parts & Equipment	1.5
Electrical Components & Equipment	1.3
Real Estate	1.2
Commercial Services	1.1
Biotechnology	1.0
Food	1.0
Software	0.9
Home Furnishings	0.9
Chemicals	0.8
Healthcare-Services	0.6
Entertainment	0.6
Machinery-Construction & Mining	0.5
Beverages	0.5
Transportation	0.4
Leisure Time	0.4
Shipbuilding	0.3
Aerospace/Defense	0.3
Building Materials	0.3
Machinery-Diversified	0.3
Agriculture	0.3
Distribution/Wholesale	0.2
Holding Companies-Diversified	0.2
Miscellaneous Manufacturing	0.2
Household Products/Wares	0.2
Lodging	0.1
Airlines	0.1
Energy-Alternate Sources	0.1
Pipelines	0.1
Oil & Gas Services	0.1
Cosmetics/Personal Care	0.1
Housewares	0.1
Investment Companies	0.1
Water	0.1
Gas	0.1
100.3%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$508,800	$330,109	$—	$838,909
Brazil	32,906,202	—	—	32,906,202
Chile	4,771,777	—	—	4,771,777
China	5,005,797	187,246,259	—	192,252,056
Hong Kong	251,816	39,075,338	—	39,327,154
India	2,693,446	122,131,855	—	124,825,301
Ireland	6,522,651	—	—	6,522,651
Marshall Islands	2,296,097	—	—	2,296,097
Mexico	16,112,542	—	—	16,112,542
Russia	—	—	0	0
South Africa	1,241,322	23,708,783	—	24,950,105
South Korea	2,093,471	101,247,834	—	103,341,305
Taiwan	3,634,991	163,540,576	—	167,175,567
United States	3,853,855	2,146,421	—	6,000,276
Other Countries	—	107,494,213	—	107,494,213
Preferred Stocks	—	—	7,561	7,561
Short-Term Investments	15,202,432	—	—	15,202,432
Total Investments at Value	$97,095,199	$746,921,388	$7,561	$844,024,148
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$22,554	$—	$—	$22,554
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 7.5%
Charter Hall Group	121,473	$ 1,979,554
Goodman Group	356,576	6,939,496
GPT Group	523,243	1,906,325
National Storage REIT#	1,127,020	2,001,493
NEXTDC, Ltd.#†	150,898	1,347,629
Scentre Group	2,599,237	6,951,446
		21,125,943
Belgium — 1.0%
Aedifica SA	20,605	1,588,602
Warehouses De Pauw CVA	46,197	1,201,469
		2,790,071
Canada — 1.7%
Canadian Apartment Properties REIT	44,001	1,197,437
Chartwell Retirement Residences(1)	112,300	1,621,678
First Capital Real Estate Investment Trust	141,770	1,992,460
		4,811,575
France — 0.8%
Klepierre SA	61,685	2,400,819
Germany — 2.0%
Vonovia SE	184,366	5,587,313
Guernsey — 0.7%
Shurgard Self Storage, Ltd.	51,163	1,915,451
Hong Kong — 1.8%
Link REIT	157,100	745,886
Swire Properties, Ltd.	1,597,501	4,386,102
		5,131,988
Japan — 9.9%
Comforia Residential REIT, Inc.	463	981,418
Industrial & Infrastructure Fund Investment Corp.	712	687,763
Invincible Investment Corp.	1,723	736,747
Japan Hotel REIT Investment Corp.	2,945	1,626,914
Japan Metropolitan Fund Investment Corp.	2,210	1,741,562
KDX Realty Investment Corp.	1,145	1,305,418
Mitsubishi Estate Co., Ltd.#	300,137	7,116,921
Mitsui Fudosan Co., Ltd.	752,835	8,848,851
Mitsui Fudosan Logistics Park, Inc.	1,912	1,475,863
Nippon Accommodations Fund, Inc.	804	684,153
Nippon Building Fund, Inc.#	1,926	1,840,773
Star Asia Investment Corp.	1,661	664,554
		27,710,937
Singapore — 1.9%
CapitaLand Ascendas REIT	1,291,600	2,804,088
CapitaLand India Trust(1)	1,805,958	1,658,927
Parkway Life Real Estate Investment Trust	238,800	746,289
		5,209,304
Spain — 1.5%
Merlin Properties Socimi SA#	288,693	4,262,043
SupraNational — 0.9%
Unibail-Rodamco-Westfield	23,504	2,499,632
Sweden — 0.4%
Catena AB	21,685	1,017,531
United Kingdom — 5.8%
Big Yellow Group PLC	75,677	1,160,590
British Land Co. PLC	302,930	1,632,195
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Derwent London PLC	62,639	$ 1,406,090
Grainger PLC	588,907	1,442,491
Helios Towers PLC†	76,636	161,933
Safestore Holdings PLC	145,305	1,425,815
Segro PLC	239,328	2,261,083
Shaftesbury Capital PLC	509,474	975,204
Tritax Big Box REIT PLC	1,654,450	3,255,891
UNITE Group PLC	379,618	2,654,234
		16,375,526
United States — 62.4%
Acadia Realty Trust	97,822	2,012,199
Agree Realty Corp.	21,000	1,579,620
Alexandria Real Estate Equities, Inc.	25,233	1,354,255
American Homes 4 Rent, Class A	204,759	6,576,859
American Tower Corp.	13,154	2,384,426
Americold Realty Trust, Inc.	87,006	942,275
AvalonBay Communities, Inc.	27,269	4,961,322
Brixmor Property Group, Inc.	122,001	3,189,106
BXP, Inc.	52,272	3,782,402
Cousins Properties, Inc.	64,000	1,649,920
CubeSmart	77,870	2,899,100
Digital Realty Trust, Inc.	72,512	11,610,621
DigitalBridge Group, Inc.#	64,975	630,907
Douglas Emmett, Inc.	69,366	845,572
Equinix, Inc.	19,076	14,370,142
Equity LifeStyle Properties, Inc.	84,982	5,342,818
Essential Properties Realty Trust, Inc.#	124,867	3,953,289
Essex Property Trust, Inc.	17,651	4,653,157
Extra Space Storage, Inc.	23,537	3,134,422
Federal Realty Investment Trust	20,688	2,042,526
First Industrial Realty Trust, Inc.	71,025	4,065,471
Healthcare Realty Trust, Inc.#	153,286	2,794,404
Highwoods Properties, Inc.	68,482	1,903,800
Iron Mountain, Inc.	36,840	3,181,134
Kimco Realty Corp.	104,345	2,155,768
Lamar Advertising Co., Class A	16,264	2,153,191
Mid-America Apartment Communities, Inc.	40,101	5,449,325
NNN REIT, Inc.	42,929	1,775,114
Phillips Edison & Co., Inc.	57,375	2,036,812
Prologis, Inc.	160,157	20,584,979
Public Storage	10,765	2,955,423
Regency Centers Corp.	22,614	1,609,212
Rexford Industrial Realty, Inc.#	66,926	2,784,791
Ryman Hospitality Properties, Inc.	38,651	3,688,465
Simon Property Group, Inc.	46,515	8,666,675
Smartstop Self Storage REIT, Inc.#	39,606	1,294,324
Sunstone Hotel Investors, Inc.	126,848	1,187,297
Ventas, Inc.	132,514	10,684,604
Vornado Realty Trust	52,305	1,925,870
Welltower, Inc.	78,295	16,302,585
		175,114,182
Total Long-Term Investment Securities (cost $261,479,688)		275,952,315
SHORT-TERM INVESTMENTS — 3.0%
U.S. Government Agency — 1.1%
Federal Home Loan Bank Disc. Notes 3.84%, 12/01/2025	$3,026,000	3,025,105

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(2)(3)	5,355,652	$ 5,355,652
Total Short-Term Investments (cost $8,381,652)		8,380,757
TOTAL INVESTMENTS (cost $269,861,340)(4)	101.3%	284,333,072
Other assets less liabilities	(1.3)	(3,710,118)
NET ASSETS	100.0%	$280,622,954
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	At November 30, 2025, the Fund had loaned securities with a total value of $16,612,328. This was secured by collateral of $5,355,652, which was received in cash and subsequently invested in short-term investments currently valued at $5,355,652 as reported in the Portfolio of Investments. Additional collateral of $11,814,623 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$24,942
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	369,657
Federal National Mtg. Assoc.	0.64%	12/30/2025	25,458
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	227
United States Treasury Bills	0.00%	12/26/2025 to 05/14/2026	101,990
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 02/15/2055	11,292,349
(4)	See Note 4 for cost of investments on a tax basis.
CVA—Certification Van Aandelen (Dutch Cert.)
Industry Allocation*
Diversified REITS	17.3%
Warehouse/Industrial REITS	14.7
Health Care REITS	12.0
Real Estate	10.7
Apartment REITS	9.9
Shopping Centers REITS	9.6
Storage REITS	7.1
Office Property REITS	4.9
Regional Malls REITS	3.9
Short-Term Investments	3.0
Single Tenant REITS	2.6
Hotel REITS	2.3
Manufactured Homes REITS	1.9
Telecommunications	0.7
Healthcare-Services	0.6
Engineering & Construction	0.1
101.3%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$4,811,575	$—	$—	$4,811,575
United States	175,114,182	—	—	175,114,182
Other Countries	—	96,026,558	—	96,026,558
Short-Term Investments:
U.S. Government Agency	—	3,025,105	—	3,025,105
Other Short-Term Investments	5,355,652	—	—	5,355,652
Total Investments at Value	$185,281,409	$99,051,663	$—	$284,333,072
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.4%
Australia — 0.4%
BHP Group, Ltd.#†	9,652	$ 264,679
Brambles, Ltd.	10,342	163,198
Fortescue, Ltd.#	28,138	395,656
Qantas Airways, Ltd.	12,320	80,745
		904,278
Austria — 0.0%
Erste Group Bank AG	584	63,875
OMV AG	526	29,123
		92,998
Belgium — 0.0%
KBC Group NV	269	33,173
Bermuda — 0.0%
Arch Capital Group, Ltd.†	264	24,795
Brazil — 0.7%
AMBEV SA	65	169
B3 SA - Brasil Bolsa Balcao	14,100	39,517
BB Seguridade Participacoes SA	12,200	77,961
Cia de Saneamento Basico do Estado de Sao Paulo	7,934	209,563
CPFL Energia SA	4,100	37,460
Itausa SA (Preference Shares)	67,959	156,980
MBRF Global Foods Co. SA	7,140	25,855
Petroleo Brasileiro SA	61,709	385,894
Petroleo Brasileiro SA (Preference Shares)	62,200	370,437
Vale SA	20,600	260,112
		1,563,948
Canada — 1.1%
Agnico Eagle Mines, Ltd.	1,500	261,680
Barrick Mining Corp.	1,400	58,537
Canadian Imperial Bank of Commerce	400	34,586
CGI, Inc.	100	8,907
Empire Co., Ltd., Class A	2,200	80,998
Fairfax Financial Holdings, Ltd.	316	544,134
Great-West Lifeco, Inc.#	4,300	199,361
iA Financial Corp., Inc.	1,400	165,361
Imperial Oil, Ltd.#	400	39,987
Kinross Gold Corp.	20,361	573,771
Loblaw Cos., Ltd.	5,200	230,706
Lundin Gold, Inc.	1,800	151,695
Magna International, Inc.	1,019	49,869
Open Text Corp.	3,900	131,307
Suncor Energy, Inc.#	3,700	166,380
		2,697,279
Chile — 0.0%
Enel Chile SA	459,458	35,829
China — 3.0%
3SBio, Inc.*#	37	148
Agricultural Bank of China, Ltd.	354,000	265,517
Aluminum Corp. of China, Ltd.	153	207
Bank of China, Ltd.	361,000	217,273
China CITIC Bank Corp., Ltd.	135,798	125,138
China Communications Services Corp., Ltd.	1,925	1,206
China Construction Bank Corp.	1,595,471	1,676,564
China Everbright Bank Co., Ltd.	56,000	27,343
China Hongqiao Group, Ltd.	46,230	184,082
China Life Insurance Co., Ltd.	123,454	427,316
China Merchants Bank Co., Ltd.	4,000	26,864
China Minsheng Banking Corp., Ltd.	278	155
Security Description	Shares or Principal Amount	Value

China (continued)
China National Building Material Co., Ltd.	61,657	$ 41,520
China Pacific Insurance Group Co., Ltd.	43,737	173,924
China Tower Corp., Ltd.*	100	158
Contemporary Amperex Technology Co., Ltd., Class A	3	159
COSCO SHIPPING Holdings Co., Ltd.#	43,000	73,201
Huaneng Power International, Inc.	72,000	57,453
Industrial & Commercial Bank of China, Ltd.	1,079,977	896,661
JD Logistics, Inc.*†	34,200	53,606
JD.com, Inc., Class A	8	120
Kuaishou Technology*	40,800	357,047
NetEase, Inc.	28,500	788,144
New China Life Insurance Co., Ltd.	32,241	192,674
People's Insurance Co. Group of China, Ltd.	144,774	131,516
PetroChina Co., Ltd.	350,044	390,997
PICC Property & Casualty Co., Ltd.	86,000	195,508
Ping An Insurance Group Co. of China, Ltd.#	76,500	559,481
Pop Mart International Group, Ltd.*#	8,912	258,979
Qfin Holdings, Inc.	1,673	32,674
Shandong Weigao Group Medical Polymer Co., Ltd.	42,000	29,985
Vipshop Holdings, Ltd. ADR	5,437	106,783
		7,292,403
Czech Republic — 0.1%
CEZ AS	2,384	145,869
Denmark — 0.2%
Genmab A/S†	1,013	327,240
Novo Nordisk A/S, Class B	2	99
Pandora A/S	1,313	157,022
ROCKWOOL A/S, Class B	946	31,974
		516,335
Egypt — 0.0%
Commercial International Bank Egypt SAE	6,409	14,462
Finland — 0.1%
Nokia Oyj	32	194
Orion Oyj, Class B	2	143
Wartsila OYJ Abp	6,260	203,136
		203,473
France — 1.7%
Air Liquide SA	226	43,293
BNP Paribas SA	1,844	158,670
Bouygues SA	3	150
Cie de Saint-Gobain SA	2,023	202,131
Credit Agricole SA	10,576	202,999
Eiffage SA	1,140	157,339
Engie SA	20,409	518,833
Klepierre SA	3,569	138,908
Orange SA	10,362	170,977
Safran SA	4,652	1,570,144
Sanofi SA	450	44,845
Schneider Electric SE	1	269
Societe Generale SA	11,973	835,231
TotalEnergies SE	734	48,236
		4,092,025
Germany — 1.2%
Bayer AG	4,731	167,359
Deutsche Bank AG	30,312	1,076,713
Deutsche Post AG	2,980	155,213
GEA Group AG	2,436	165,091
Heidelberg Materials AG	1,869	480,080
Muenchener Rueckversicherungs-Gesellschaft AG	44	27,777

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Rheinmetall AG(1)	74	$ 127,116
RWE AG	10,293	523,114
Siemens Energy AG†	645	86,302
		2,808,765
Greece — 0.0%
OPAP SA	3,076	62,875
Hong Kong — 0.6%
Alibaba Group Holding, Ltd.	7	138
Bosideng International Holdings, Ltd.	243	155
China Resources Land, Ltd.	53,238	206,738
China Taiping Insurance Holdings Co., Ltd.	23,848	53,372
CITIC, Ltd.	67,559	105,800
CK Asset Holdings, Ltd.	31	159
CK Hutchison Holdings, Ltd.	22,000	155,621
Geely Automobile Holdings, Ltd.	100,000	218,006
Sinotruk Hong Kong, Ltd.	11,500	40,068
Sun Hung Kai Properties, Ltd.	12	152
WH Group, Ltd.*	564,714	591,848
		1,372,057
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,893	61,016
OTP Bank Nyrt	3,146	327,522
Richter Gedeon Nyrt	2,319	68,692
		457,230
India — 0.7%
Bharat Petroleum Corp., Ltd.	25,186	101,217
Cipla, Ltd.	8	137
Coal India, Ltd.	13,509	56,847
HCL Technologies, Ltd.	9	163
Hindalco Industries, Ltd.	17,150	155,319
Hindustan Petroleum Corp., Ltd.	32	164
Infosys, Ltd.	394	6,890
NTPC, Ltd.	30,946	113,149
Oil & Natural Gas Corp., Ltd.	52,165	141,909
Power Finance Corp., Ltd.	221,826	899,646
REC, Ltd.	18,249	73,546
Shriram Finance, Ltd.	3,542	33,890
Tata Consultancy Services, Ltd.	4	141
Tata Motors Passenger Vehicles, Ltd.	3,418	13,644
Tata Motors, Ltd.†	3,418	13,451
Vedanta, Ltd.	29	171
		1,610,284
Indonesia — 0.1%
Astra International Tbk PT	335,737	131,971
Indofood Sukses Makmur Tbk PT	72,818	32,178
United Tractors Tbk PT	26,400	44,424
		208,573
Ireland — 0.3%
Eaton Corp. PLC	400	138,356
Linde PLC	103	42,263
Medtronic PLC	2,900	305,457
TE Connectivity PLC	701	158,531
Trane Technologies PLC	300	126,444
		771,051
Israel — 0.2%
Bank Leumi Le-Israel BM	12,372	258,926
Check Point Software Technologies, Ltd.†	297	55,471
Security Description	Shares or Principal Amount	Value

Israel (continued)
Nice, Ltd.†	797	$ 84,777
Phoenix Financial, Ltd.	5	201
		399,375
Italy — 0.7%
Enel SpA	19,638	203,052
Generali	4	159
Leonardo SpA	2,565	139,850
Poste Italiane SpA*#	5,928	141,909
Prysmian SpA	473	47,304
UniCredit SpA	14,786	1,105,311
Unipol Assicurazioni SpA	5,963	136,896
		1,774,481
Japan — 3.0%
Advantest Corp.	2,400	318,659
Asahi Kasei Corp.	19,400	161,914
Asics Corp.	8,300	198,335
Bandai Namco Holdings, Inc.	6,600	193,342
Central Japan Railway Co.	16,253	443,595
Chugai Pharmaceutical Co., Ltd.	3	162
Daifuku Co., Ltd.	5,372	170,384
Daiwa House Industry Co., Ltd.	5,100	173,915
ENEOS Holdings, Inc.	8,400	55,292
Fujikura, Ltd.	3,300	378,846
Fujitsu, Ltd.	6,500	174,141
Hoya Corp.	1,200	180,055
Inpex Corp.	22,565	473,215
Kao Corp.	3,100	125,271
Kirin Holdings Co., Ltd.	8,000	125,526
Komatsu, Ltd.	4,900	160,480
Konami Group Corp.	1	152
Marubeni Corp.	8,100	213,516
Mitsubishi Electric Corp.	12,600	343,032
Mitsubishi Heavy Industries, Ltd.	1,600	40,391
NEC Corp.	20,500	774,407
Nitto Denko Corp.#	9,200	227,272
Otsuka Holdings Co., Ltd.	3,400	192,671
Panasonic Holdings Corp.	14,500	182,404
Recruit Holdings Co., Ltd.	11,900	615,216
Ryohin Keikaku Co., Ltd.	7	139
SCREEN Holdings Co., Ltd.	2	164
Shionogi & Co., Ltd.	8,400	143,898
Sompo Holdings, Inc.	5	158
Subaru Corp.	7,000	156,889
Sumitomo Corp.	6,800	213,155
TDK Corp.	10	164
TIS, Inc.	2,700	89,127
Tokyo Electron, Ltd.	200	41,230
Tokyo Gas Co., Ltd.	4,700	190,451
Toray Industries, Inc.	17,804	115,661
Toyota Tsusho Corp.	6,600	213,451
		7,086,680
Luxembourg — 0.0%
Spotify Technology SA†	70	41,921
Tenaris SA	9	182
		42,103
Malaysia — 0.0%
Petronas Dagangan Bhd	27	130
Tenaga Nasional Bhd	14,508	46,278
		46,408

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico — 0.1%
Gruma SAB de CV, Class B#	2,695	$ 47,722
Grupo Mexico SAB de CV, Class B	15,500	135,427
Prologis Property Mexico SA de CV	7,500	31,888
		215,037
Netherlands — 0.4%
AerCap Holdings NV	2,315	310,210
JBS NV†	11	162
Koninklijke Ahold Delhaize NV	14,459	598,016
Wolters Kluwer NV	1	106
		908,494
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,119	45,386
Norway — 0.2%
Equinor ASA	12,728	291,920
Kongsberg Gruppen ASA	5	119
Yara International ASA	2,747	100,328
		392,367
Poland — 0.2%
Orlen SA	9,653	248,671
PGE Polska Grupa Energetyczna SA†	56,778	153,580
		402,251
Qatar — 0.0%
Qatar National Bank Q.P.S.C.	5,542	27,546
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	56,300	0
Saudi Arabia — 0.0%
SABIC Agri-Nutrients Co.	3,723	115,677
Saudi Electricity Co.	39	147
		115,824
Singapore — 0.4%
Singapore Exchange, Ltd.	14,241	185,705
Singapore Technologies Engineering, Ltd.	25,935	166,485
Singapore Telecommunications, Ltd.	118,500	431,927
Yangzijiang Shipbuilding Holdings, Ltd.	115,110	297,408
		1,081,525
South Africa — 0.5%
FirstRand, Ltd.	6,248	29,757
Gold Fields, Ltd.	14,761	628,058
Harmony Gold Mining Co., Ltd.	9,489	186,893
MTN Group, Ltd.	28,933	267,479
Sasol, Ltd.†	22	143
		1,112,330
South Korea — 2.6%
DB Insurance Co., Ltd.	782	66,303
Hana Financial Group, Inc.	4,723	299,979
Hyundai Glovis Co., Ltd.	622	69,603
Hyundai Mobis Co., Ltd.	990	208,306
Kia Corp.	3,958	307,650
Korea Electric Power Corp.	4,259	152,371
Korea Investment Holdings Co., Ltd.	693	75,850
Korea Shipbuilding & Offshore Engineering Co., Ltd.	704	196,232
LG Uplus Corp.	33,476	342,601
Meritz Financial Group, Inc.	2	148
Samsung Electronics Co., Ltd.	29,270	1,999,532
Samsung Electronics Co., Ltd. (Preference Shares)	13,511	691,056
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Shinhan Financial Group Co., Ltd.	5,800	$ 308,762
SK Hynix, Inc.	3,072	1,106,477
SK Square Co., Ltd.†	1,474	300,651
Woori Financial Group, Inc.	8	144
		6,125,665
Spain — 0.6%
Acciona SA#	410	82,401
ACS Actividades de Construccion y Servicios SA	2	185
Aena SME SA*	8,690	236,523
Banco Bilbao Vizcaya Argentaria SA	13,293	286,683
CaixaBank SA	22,924	255,131
Endesa SA	5,280	191,533
Iberdrola SA	4,854	102,559
International Consolidated Airlines Group SA#	20,161	106,104
Repsol SA	10,973	203,750
		1,464,869
Sweden — 0.1%
Atlas Copco AB, Class B	1,631	24,976
Telefonaktiebolaget LM Ericsson, Class B	16,759	161,565
Volvo AB, Class B	5	150
		186,691
Switzerland — 1.6%
ABB, Ltd.	3,153	227,166
Bunge Global SA	2	192
Coca-Cola HBC AG	3,465	173,731
Garmin, Ltd.	1	195
Geberit AG	218	170,139
Holcim AG	1,706	159,984
Novartis AG	9,740	1,270,796
Roche Holding AG	4,241	1,622,921
Roche Holding AG (BR)	40	15,907
Schindler Holding AG (Participation Certificate)	578	206,764
		3,847,795
Taiwan — 1.6%
ASE Technology Holding Co., Ltd.	26	190
Asustek Computer, Inc.	7	134
Evergreen Marine Corp. Taiwan, Ltd.	17,103	97,812
Hon Hai Precision Industry Co., Ltd.	3,000	21,549
Novatek Microelectronics Corp.	11	137
Taiwan Semiconductor Manufacturing Co., Ltd.	72,000	3,309,733
United Microelectronics Corp.	187,439	273,511
Zhen Ding Technology Holding, Ltd.	11,094	51,551
		3,754,617
Thailand — 0.1%
Advanced Info Service PCL	16,400	156,525
Charoen Pokphand Foods PCL	63,200	39,868
PTT Exploration & Production PCL	41	136
		196,529
Turkey — 0.0%
Turk Hava Yollari AO	9,103	58,615
Turkcell Iletisim Hizmetleri AS	17,751	39,226
		97,841
United Arab Emirates — 0.3%
Aldar Properties PJSC	3,448	7,650
Emaar Development PJSC	16,586	66,384

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
Emaar Properties PJSC	109,953	$ 398,094
Emirates NBD Bank PJSC	24,165	160,578
		632,706
United Kingdom — 2.3%
3i Group PLC	16,172	676,881
Anglogold Ashanti PLC†	2	170
Associated British Foods PLC	832	23,526
Auto Trader Group PLC*	2,523	21,348
BAE Systems PLC	6	131
Barclays PLC	62,992	357,992
Centrica PLC	80,675	183,216
Compass Group PLC	3,993	125,434
Fresnillo PLC	5	174
GSK PLC	38,886	922,782
HSBC Holdings PLC	15,337	217,813
Imperial Brands PLC	1,781	75,640
JD Sports Fashion PLC	118	121
Kingfisher PLC	29,108	117,819
Marks & Spencer Group PLC	2,857	13,151
NatWest Group PLC	120,797	1,007,627
Next PLC	1,939	362,703
RELX PLC	1,751	70,329
Rolls-Royce Holdings PLC	21,115	299,062
Royalty Pharma PLC, Class A	5,136	205,543
Sage Group PLC	10	142
SSE PLC	1,113	32,402
Standard Chartered PLC	8	177
Unilever PLC†	12,915	776,889
Vodafone Group PLC	39,161	48,925
		5,539,997
United States — 36.1%
Abbott Laboratories	4,990	643,211
AbbVie, Inc.	8,445	1,922,926
Adobe, Inc.†	5,031	1,610,574
Akamai Technologies, Inc.†	302	27,035
Albertsons Cos., Inc., Class A	5,630	103,198
Allstate Corp.	1,720	366,326
Alphabet, Inc., Class A	11,041	3,535,107
Alphabet, Inc., Class C	13,903	4,450,628
Altria Group, Inc.	26,603	1,569,843
Amazon.com, Inc.†	12,376	2,886,331
American Express Co.	642	234,503
Amgen, Inc.	2,763	954,506
Amphenol Corp., Class A	411	57,910
Apple, Inc.	21,430	5,975,755
AppLovin Corp., Class A†	2,326	1,394,390
Arista Networks, Inc.†	1	131
AT&T, Inc.	6,180	160,804
Automatic Data Processing, Inc.	1	255
AutoZone, Inc.†	12	47,452
AvalonBay Communities, Inc.	628	114,258
Bank of New York Mellon Corp.	10,343	1,159,450
Best Buy Co., Inc.	1,683	133,428
Booking Holdings, Inc.	339	1,666,080
Boston Scientific Corp.†	453	46,016
Bristol-Myers Squibb Co.	1,683	82,804
Broadcom, Inc.	4,951	1,995,055
Broadridge Financial Solutions, Inc.	57	13,001
Builders FirstSource, Inc.†	1	112
Cardinal Health, Inc.	684	145,186
Security Description	Shares or Principal Amount	Value

United States (continued)
Caterpillar, Inc.	442	$ 254,486
Cencora, Inc.(1)	516	190,368
CF Industries Holdings, Inc.	2,687	211,467
Cintas Corp.	3,948	734,407
Cisco Systems, Inc.	2,043	157,188
Cognizant Technology Solutions Corp., Class A	2,147	166,843
Colgate-Palmolive Co.	11,111	893,213
Comcast Corp., Class A	10,159	271,144
Corpay, Inc.†	41	12,128
CVS Health Corp.	5,143	413,291
Deckers Outdoor Corp.†	1,811	159,422
Devon Energy Corp.	10,118	374,973
Dick's Sporting Goods, Inc.	1	207
DocuSign, Inc.†	2,840	196,954
Domino's Pizza, Inc.	325	136,380
eBay, Inc.	1,303	107,875
Electronic Arts, Inc.	181	36,567
Eli Lilly & Co.	129	138,736
EMCOR Group, Inc.	280	172,220
Entergy Corp.	482	47,005
EOG Resources, Inc.	4,887	527,063
Equity LifeStyle Properties, Inc.	2	126
Expedia Group, Inc.	437	111,737
FactSet Research Systems, Inc.	73	20,241
Fair Isaac Corp.†	229	413,535
Fastenal Co.	3,645	147,258
FedEx Corp.	180	49,622
Fortinet, Inc.†	1,765	143,194
Fox Corp., Class A	2,988	195,714
Gaming & Leisure Properties, Inc.	2,586	112,569
Gartner, Inc.†	1	233
Gen Digital, Inc.	5,716	150,731
General Electric Co.	1	298
General Motors Co.	15,947	1,172,423
Gilead Sciences, Inc.	14,102	1,774,596
GoDaddy, Inc., Class A†	1	128
Goldman Sachs Group, Inc.	260	214,770
Hartford Insurance Group, Inc.	956	131,001
HCA Healthcare, Inc.	2,371	1,205,156
Hewlett Packard Enterprise Co.	6	131
Home Depot, Inc.	363	129,562
Howmet Aerospace, Inc.	1,162	237,734
Hubbell, Inc.	184	79,383
IDEXX Laboratories, Inc.†	1,334	1,004,342
Illinois Tool Works, Inc.	572	142,588
Incyte Corp.†	2	209
International Business Machines Corp.	1	309
Intuit, Inc.	207	131,255
Johnson & Johnson	791	163,674
Kimberly-Clark Corp.	909	99,190
KLA Corp.	212	249,200
Kroger Co.	10,166	683,968
Lam Research Corp.	3,371	525,876
Leidos Holdings, Inc.	956	182,692
Lennox International, Inc.	91	45,397
LKQ Corp.(1)	3	89
Lowe's Cos., Inc.	606	146,943
Lululemon Athletica, Inc.†	405	74,593
Masco Corp.	218	14,142
Mastercard, Inc., Class A	2,521	1,387,886
MercadoLibre, Inc.†	20	41,436
Merck & Co., Inc.	1,202	126,006
Meta Platforms, Inc., Class A	5,165	3,346,662

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Mettler-Toledo International, Inc.†	338	$ 499,131
Micron Technology, Inc.	8,362	1,977,446
Microsoft Corp.	14,305	7,038,203
Mid-America Apartment Communities, Inc.	151	20,519
Molina Healthcare, Inc.†	1	148
Molson Coors Beverage Co., Class B	876	40,743
Monster Beverage Corp.†	9,717	728,678
Moody's Corp.	2,359	1,157,750
Morgan Stanley	1,072	181,875
NetApp, Inc.	1	112
Netflix, Inc.†	8,300	892,914
Neurocrine Biosciences, Inc.†	229	34,845
New Fortress Energy, Inc.†	8,698	10,612
Northern Trust Corp.	1,247	163,781
NRG Energy, Inc.	3,205	543,215
NVIDIA Corp.	46,889	8,299,353
NVR, Inc.†	3	22,522
Old Dominion Freight Line, Inc.	1	135
Oracle Corp.	163	32,918
O'Reilly Automotive, Inc.†	1,635	166,279
Packaging Corp. of America	346	70,608
Palantir Technologies, Inc., Class A†	1,609	271,036
Parker-Hannifin Corp.	44	37,915
Paychex, Inc.	211	23,567
PepsiCo, Inc.	1	149
Procter & Gamble Co.	382	56,597
Progressive Corp.	216	49,419
Public Storage	648	177,902
PulteGroup, Inc.	237	30,144
QUALCOMM, Inc.	10,777	1,811,506
ResMed, Inc.	579	148,126
Rollins, Inc.	3,322	204,237
Ross Stores, Inc.	175	30,863
Royal Caribbean Cruises, Ltd.	156	41,535
RPM International, Inc.	214	22,951
RTX Corp.	1	175
Sherwin-Williams Co.	217	74,581
Simon Property Group, Inc.	998	185,947
Snap-on, Inc.	487	165,604
Solventum Corp.†	1,378	117,488
State Street Corp.	4,374	520,593
Stryker Corp.	122	45,284
Synchrony Financial	13,849	1,071,359
T. Rowe Price Group, Inc.	3,654	374,096
Tapestry, Inc.	3,445	376,470
Targa Resources Corp.	1	175
Tesla, Inc.†	2,735	1,176,515
TJX Cos., Inc.	1,291	196,129
T-Mobile US, Inc.	1	209
Uber Technologies, Inc.†	1,756	153,720
Ulta Beauty, Inc.†	745	401,428
Union Pacific Corp.	210	48,684
United Therapeutics Corp.†	571	277,506
Universal Health Services, Inc., Class B	949	231,205
Veeva Systems, Inc., Class A†	601	144,414
VeriSign, Inc.	1,368	344,722
Verisk Analytics, Inc.	1	225
Verizon Communications, Inc.	3,787	155,684
Vertiv Holdings Co., Class A	334	60,030
VICI Properties, Inc.	30,152	868,981
Visa, Inc., Class A	3,762	1,258,163
Walmart, Inc.	13,027	1,439,614
Security Description	Shares or Principal Amount	Value

United States (continued)
Welltower, Inc.	973	$ 202,598
Williams-Sonoma, Inc.	1,653	297,556
WW Grainger, Inc.	48	45,534
Yum! Brands, Inc.	1,014	155,355
Zoom Communications, Inc.†	4,101	348,421
		86,681,010
Total Common Stocks (cost $107,175,446)		147,085,229
CORPORATE BONDS & NOTES — 16.7%
Argentina — 0.4%
Pluspetrol SA
8.13%, 05/18/2031*#	$ 180,000	177,534
YPF Energia Electrica SA
7.88%, 10/16/2032*	220,000	219,864
YPF SA
6.95%, 07/21/2027*	320,000	321,215
8.25%, 01/17/2034*	370,000	372,239
		1,090,852
Bermuda — 0.4%
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	470,000	467,764
Geopark, Ltd.
8.75%, 01/31/2030*	310,000	294,624
Transocean, Ltd.
8.50%, 05/15/2031*	250,000	252,032
		1,014,420
Brazil — 0.1%
Vale Overseas, Ltd.
6.40%, 06/28/2054	270,000	278,372
Canada — 0.5%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	189,361	186,914
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	356,775
Taseko Mines, Ltd.
8.25%, 05/01/2030*	160,000	169,673
Teine Energy, Ltd.
6.88%, 04/15/2029*	575,000	574,929
		1,288,291
Cayman Islands — 0.3%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	416,244
5.31%, 10/20/2031*	415,000	416,261
		832,505
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	328,362
8.88%, 01/13/2033	200,000	213,961
		542,323
Ireland — 0.3%
Flutter Treasury DAC
5.88%, 06/04/2031*	710,000	717,107
Japan — 0.3%
Kioxia Holdings Corp.
6.63%, 07/24/2033*	640,000	665,635

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Luxembourg — 0.4%
Adecoagro SA
7.50%, 07/29/2032*		$ 90,000	$ 84,825
CSN Resources SA
8.88%, 12/05/2030*		400,000	358,550
PRIO Luxembourg Holding Sarl
6.75%, 10/15/2030*#		320,000	312,774
Raizen Fuels Finance SA
5.70%, 01/17/2035*#		220,000	181,026
			937,175
Mexico — 0.6%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(3)		400,000	394,915
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041*		198,101	207,050
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029*		200,000	199,994
Petroleos Mexicanos
5.35%, 02/12/2028		430,000	430,141
Trust Fibra Uno
7.70%, 01/23/2032*		200,000	216,000
			1,448,100
Netherlands — 0.2%
Yinson Boronia Production BV
8.95%, 07/31/2042*		372,814	404,919
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,480,879	1,378,077
Peru — 0.3%
Banco de Credito del Peru S.A.
5.65%, 01/15/2037*		250,000	250,563
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045*	PEN	500,000	156,506
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	220,506
			627,575
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	942,458
United Kingdom — 0.4%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	325,328
4.00%, 03/08/2026	GBP	479,000	633,939
			959,267
United States — 11.3%
Air Lease Corp.
5.20%, 07/15/2031		155,000	158,074
Allegiant Travel Co.
7.25%, 08/15/2027*		332,000	336,185
American Express Co.
3.55%, 09/15/2026(3)		290,000	284,852
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033*		130,000	136,577
Antares Holdings LP
2.75%, 01/15/2027*		1,547,000	1,506,799
Ares Capital Corp.
2.88%, 06/15/2028		980,000	935,392
Security Description	Shares or Principal Amount	Value

United States (continued)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/2030*	$ 270,000	$ 277,584
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	603,797
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	929,189
Block, Inc.
6.00%, 08/15/2033*	210,000	215,829
Blue Owl Capital Corp
2.63%, 01/15/2027#	1,095,000	1,066,918
Blue Owl Finance LLC
3.13%, 06/10/2031	1,027,000	932,421
Boeing Co.
5.81%, 05/01/2050	870,000	866,392
Boost Newco Borrower LLC
7.50%, 01/15/2031*	290,000	307,965
Burford Capital Global Finance LLC
7.50%, 07/15/2033*	200,000	195,528
Capital One Financial Corp. FRS
3.95%, 09/01/2026#(3)	285,000	280,882
Charles Schwab Corp.
4.00%, 06/01/2026(3)	855,000	848,573
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	320,000	280,419
Citadel Finance LLC
5.90%, 02/10/2030*	1,000,000	1,016,730
Citigroup, Inc.
3.88%, 02/18/2026(3)	280,000	278,890
4.15%, 11/15/2026(3)	260,000	255,520
Citigroup, Inc. FRS
4.00%, 12/10/2025(3)	495,000	494,443
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	218,000	223,460
7.63%, 01/15/2034*	642,000	666,155
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*#	450,000	410,101
Credit Acceptance Corp.
9.25%, 12/15/2028*	383,000	401,915
Deluxe Corp.
8.13%, 09/15/2029*	380,000	400,276
DISH Network Corp.
11.75%, 11/15/2027*	830,000	866,694
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	943,381
Enova International, Inc.
9.13%, 08/01/2029*	220,000	232,408
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	331,550
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	189,077
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	159,907
Getty Images, Inc.
10.50%, 11/15/2030*	270,000	275,869
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	920,012
Golub Capital Private Credit Fund
5.88%, 05/01/2030#	380,000	385,223
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	476,243

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
JH North America Holdings, Inc.
6.13%, 07/31/2032*	$ 150,000	$ 153,762
JPMorgan Chase & Co.
3.65%, 06/01/2026(3)	350,000	346,764
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029*	350,000	346,470
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	672,392
MasTec, Inc.
4.50%, 08/15/2028*	303,000	302,387
Mativ Holdings, Inc.
8.00%, 10/01/2029*	230,000	230,411
Millrose Properties, Inc.
6.38%, 08/01/2030*	270,000	275,435
NextEra Energy Capital Holdings, Inc.
3.80%, 03/15/2082	63,000	61,602
NFE Financial Holding LLC
12.00%, 11/15/2029*†(4)	1,362,400	345,232
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	90,000	92,585
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	413,932
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/2030*	120,000	126,143
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034	400,000	414,768
PNC Financial Services Group, Inc.
3.40%, 09/15/2026(3)	165,000	160,226
5.00%, 11/01/2026(3)	180,000	179,968
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	116,860
6.40%, 04/15/2033	110,000	118,619
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	587,783
5.88%, 08/01/2032*	200,000	204,449
Saks Global Enterprises LLC
11.00%, 12/15/2029*	12,900	2,645
11.00%, 12/15/2029*	344,000	118,171
Sempra
4.13%, 04/01/2052	910,000	886,326
SGUS LLC
11.00%, 12/15/2029*	250,100	202,670
Synchrony Bank
5.63%, 08/23/2027	380,000	387,609
US Bancorp
3.70%, 01/15/2027#(3)	390,000	378,610
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	460,000	391,591
Vistra Corp.
7.00%, 12/15/2026*(3)	220,000	223,101
8.00%, 10/15/2026*(3)	185,000	189,063
		27,020,804
Total Corporate Bonds & Notes (cost $40,931,993)		40,147,880
CONVERTIBLE BONDS & NOTES — 0.1%
United States — 0.1%
Global Payments, Inc.
1.50%, 03/01/2031 (cost $348,623)	365,000	326,654
Security Description	Shares or Principal Amount	Value
LOANS(5)(6)(7) — 0.2%
United States — 0.2%
Sabre GLBL, Inc. BTL-B FRS
9.02%, (SOFR+5.00%), 06/30/2028 (cost $524,798)	$ 553,255	$ 524,670
ASSET BACKED SECURITIES — 4.0%
Cayman Islands — 0.8%
Ares LXXV CLO, Ltd. FRS
Series 2024-75A, Class C 5.75%, (TSFR3M+1.85%), 01/15/2037*	475,000	476,312
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 7.17%, (TSFR3M+3.26%), 07/15/2031*	840,000	841,552
Morgan Stanley Eaton Vance CLO, Ltd. FRS
Series 2021-1A, Class D1R 6.84%, (TSFR3M+2.90%), 10/23/2037*	590,000	586,511
		1,904,375
United States — 3.2%
Cogent Ipv4 LLC
Series 2025-1A, Class A2 6.65%, 04/25/2055*	470,000	483,647
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A, Class B 5.77%, 12/20/2055*	120,000	120,596
Series 2025-1A, Class A2 6.00%, 05/20/2055*	340,000	346,812
Series 2025-1A, Class B 6.51%, 05/20/2055*	800,000	817,493
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	990,000	970,357
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	1,305,000	1,303,526
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	1,400,000	1,411,644
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2 5.10%, 09/15/2054*	1,100,000	1,100,715
Zayo Issuer LLC
Series 2025-3A, Class A2 5.57%, 10/20/2055*	180,000	181,128
Series 2025-2A, Class B 6.59%, 06/20/2055*	820,000	844,328
		7,580,246
Total Asset Backed Securities (cost $9,461,444)		9,484,621
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Cayman Islands — 0.5%
MF1 LLC FRS
Series 2025-FL19, Class A 5.45%, (TSFR1M+1.49%), 05/18/2042*	430,000	431,068
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.48%, (TSFR1M+1.45%), 06/18/2043*	750,000	749,999
		1,181,067

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States — 3.7%
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 5.87%, (SOFR30A+1.80%), 01/25/2044*		$ 710,000	$ 714,173
Series 2023-R07, Class 2M2 7.32%, (SOFR30A+3.25%), 09/25/2043*		330,000	341,833
Series 2023-R02, Class 1M2 7.42%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,125,099
Series 2022-R06, Class 1M2 7.92%, (SOFR30A+3.85%), 05/25/2042*		860,000	893,126
Series 2023-R03, Class 2M2 7.97%, (SOFR30A+3.90%), 04/25/2043*		420,000	442,335
Series 2022-R04, Class 1B1 9.32%, (SOFR30A+5.25%), 03/25/2042*		260,000	273,238
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 7.42%, (SOFR30A+3.35%), 06/25/2043*		1,180,000	1,218,321
Series 2022-HQA3, Class M1B 7.62%, (SOFR30A+3.55%), 08/25/2042*		820,000	856,522
Series 2022-DNA4, Class M2 9.32%, (SOFR30A+5.25%), 05/25/2042*		780,000	825,520
Series 2022-HQA1, Class B1 11.07%, (SOFR30A+7.00%), 03/25/2042*		710,000	762,194
Government National Mtg. Assoc.
6.00%, 02/20/2055		652,386	665,991
6.00%, 03/20/2055		742,593	757,307
			8,875,659
Total Collateralized Mortgage Obligations (cost $10,138,892)			10,056,726
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.3%
United States — 0.3%
United States Treasury Notes FRS
3.84%, (3 UTBMM+0.16%), 04/30/2027 (cost $599,944)		600,000	599,835
FOREIGN GOVERNMENT OBLIGATIONS — 6.3%
Argentina — 0.8%
Republic of Argentina
1.75%, 07/09/2030(8)		1,100,000	908,600
5.00%, 07/09/2035(8)		1,260,000	891,891
			1,800,491
Brazil — 2.6%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	5,240,000	989,828
Series F 10.00%, 01/01/2033	BRL	31,330,000	5,278,696
			6,268,524
Chile — 0.5%
Republic of Chile
2.75%, 01/31/2027		1,326,000	1,301,469
Egypt — 0.2%
Arab Republic of Egypt
7.63%, 05/29/2032*		260,000	267,038
9.45%, 02/04/2033*		200,000	220,978
			488,016
Security Description		Shares or Principal Amount	Value

Mexico — 2.2%
United Mexican States
7.50%, 05/26/2033	MXN	25,400,000	$ 1,306,071
8.00%, 07/31/2053	MXN	84,500,000	4,026,967
			5,333,038
Total Foreign Government Obligations (cost $14,515,399)			15,191,538
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.#†(2) Expires 03/31/2040 (cost $0)		100	0
Total Long-Term Investment Securities (cost $183,696,539)			223,417,153
SHORT-TERM INVESTMENTS — 6.5%
Sovereign — 2.8%
Canadian Treasury Bills 2.32%, 01/14/2026		1,840,000	1,312,984
Canadian Treasury Bills 2.34%, 01/14/2026		3,680,000	2,625,968
Egypt Treasury Bills 24.33%, 01/06/2026	EGP	136,475,000	2,790,437
			6,729,389
Unaffiliated Investment Companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(9)		7,075,084	7,075,083
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(9)(10)		1,904,071	1,904,071
			8,979,154
Total Short-Term Investments (cost $15,690,656)			15,708,543
TOTAL INVESTMENTS (cost $199,387,195)		99.7%	239,125,696
Other assets less liabilities		0.3	683,781
NET ASSETS		100.0%	$239,809,477
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $41,257,577 representing 17.2% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cencora, Inc.	12/06/23	516	$104,818	$190,368	$368.93	0.1%
LKQ Corp.	07/23/24	3	136	89	29.69	0.0
MMC Norilsk Nickel PJSC	01/20/20, 04/24/20 12/11/20	56,300	158,889	0	0.00	0.0
Rheinmetall AG	06/11/25	74	142,773	127,116	1,717.79	0.1
				$317,573		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Security in default
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of November 30, 2025.
(9)	The rate shown is the 7-day yield as of November 30, 2025.
(10)	At November 30, 2025, the Fund had loaned securities with a total value of $4,412,398. This was secured by collateral of $1,904,071, which was received in cash and subsequently invested in short-term investments currently valued at $1,904,071 as reported in the Portfolio of Investments. Additional collateral of $2,685,728 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
United States Treasury Bills	0.00%	05/14/2026	$2,549
United States Treasury Notes/Bonds	0.13% to 5.00%	12/31/2025 to 05/15/2055	2,683,179
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
BRL—Brazilian Real
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	1.10	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(8,255)	$9,670	$1,415
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	U.S. Treasury 10 Year Notes	March 2026	$ 679,602	$ 680,062	$ 460
193	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	22,348,535	22,427,204	78,669
24	Long	U.S. Treasury Ultra Bonds	March 2026	2,876,176	2,902,500	26,324
						$105,453
						Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2025	$1,032,157	$1,028,925	$ (3,232)
		Net Unrealized Appreciation (Depreciation)				$102,221
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	JPY	452,000,000	USD	3,035,326	01/16/2026	$127,387	$ —
	USD	1,018,736	GBP	760,000	01/13/2026	—	(12,113)
	USD	3,903,446	JPY	571,000,000	01/16/2026	—	(229,923)
	USD	4,399,659	KRW	6,200,000,000	01/21/2026	—	(173,095)
						127,387	(415,131)
HSBC Bank PLC	CAD	5,240,000	USD	3,762,983	01/28/2026	1,685	—
	GBP	3,330,000	USD	4,499,413	01/13/2026	88,815	—
	JPY	119,000,000	USD	804,492	01/16/2026	38,907	—
	USD	1,742,498	EGP	90,000,000	06/02/2026	17,945	—
	USD	2,592,166	GBP	1,970,000	01/13/2026	17,106	—
						164,458	—
Unrealized Appreciation (Depreciation)						$291,845	$(415,131)
CAD—Canadian Dollar
EGP—Egyptian Pound
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
USD—United States Dollar
Industry Allocation*
Semiconductors	9.8%
Internet	8.4
Banks	7.0
Short-Term Investments	6.5
Foreign Government Obligations	6.3
Diversified Financial Services	5.0
Software	4.7
Collateralized Mortgage Obligations	4.2
Other Asset Backed Securities	4.0
Pharmaceuticals	3.3
Oil & Gas	3.2
Computers	3.2
Investment Companies	3.1
Electric	2.5
Retail	2.2
Insurance	1.8
Commercial Services	1.7
Biotechnology	1.4
Auto Manufacturers	1.4
Mining	1.4
Aerospace/Defense	1.3
Telecommunications	1.1

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Food	1.0%
REITS	1.0
Iron/Steel	1.0
Healthcare-Products	0.9
Building Materials	0.7
Cosmetics/Personal Care	0.7
Airlines	0.7
Media	0.7
Agriculture	0.6
Healthcare-Services	0.6
Pipelines	0.6
Chemicals	0.5
Engineering & Construction	0.5
Water	0.5
Private Equity	0.5
Transportation	0.5
Distribution/Wholesale	0.5
Beverages	0.4
Electronics	0.4
Electrical Components & Equipment	0.4
Apparel	0.4
Machinery-Diversified	0.3
Entertainment	0.3
Real Estate	0.3
U.S. Government & Agency Obligations	0.3
Machinery-Construction & Mining	0.2
Leisure Time	0.2
Shipbuilding	0.2
Oil & Gas Services	0.2
Hand/Machine Tools	0.2
Diversified Finan Serv	0.1
Auto Parts & Equipment	0.1
Home Builders	0.1
Energy-Alternate Sources	0.1
Toys/Games/Hobbies	0.1
Gas	0.1
Home Furnishings	0.1
Miscellaneous Manufacturing	0.1
Food Service	0.1
99.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$24,795	$—	$—	$24,795
Brazil	1,563,948	—	—	1,563,948
Canada	2,697,279	—	—	2,697,279
Chile	35,829	—	—	35,829
China	139,457	7,152,946	—	7,292,403
India	13,451	1,596,833	—	1,610,284
Ireland	771,051	—	—	771,051
Israel	55,471	343,904	—	399,375
Luxembourg	41,921	182	—	42,103
Mexico	215,037	—	—	215,037
Netherlands	310,372	598,122	—	908,494
Russia	—	—	0	0
Switzerland	387	3,847,408	—	3,847,795
United Kingdom	205,543	5,334,454	—	5,539,997
United States	86,681,010	—	—	86,681,010

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Other Countries	$—	$35,455,829	$—	$35,455,829
Corporate Bonds & Notes	—	40,147,880	—	40,147,880
Convertible Bonds & Notes	—	326,654	—	326,654
Loans	—	524,670	—	524,670
Asset Backed Securities	—	9,484,621	—	9,484,621
Collateralized Mortgage Obligations	—	10,056,726	—	10,056,726
U.S. Government & Agency Obligations	—	599,835	—	599,835
Foreign Government Obligations	—	15,191,538	—	15,191,538
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	6,729,389	—	6,729,389
Other Short-Term Investments	8,979,154	—	—	8,979,154
Total Investments at Value	$101,734,705	$137,390,991	$0	$239,125,696
Other Financial Instruments:†
Swaps	$—	$9,670	$—	$9,670
Futures Contracts	105,453	—	—	105,453
Forward Foreign Currency Contracts	—	291,845	—	291,845
Total Other Financial Instruments	$105,453	$301,515	$—	$406,968
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,232	$—	$—	$3,232
Forward Foreign Currency Contracts	—	415,131	—	415,131
Total Other Financial Instruments	$3,232	$415,131	$—	$418,363
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.2%
Airlines — 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 429,112	$ 414,375
3.35%, 04/15/2031	194,265	187,604
		601,979
Banks — 3.3%
AIB Group PLC
6.61%, 09/13/2029*	500,000	531,898
BPCE SA
5.13%, 01/18/2028*	1,000,000	1,021,152
Citigroup, Inc.
4.50%, 09/11/2031	400,000	402,805
Goldman Sachs Group, Inc.
4.37%, 10/21/2031	400,000	400,471
HSBC Holdings PLC
4.62%, 11/06/2031	500,000	503,252
Morgan Stanley
4.36%, 10/22/2031	400,000	400,431
Morgan Stanley Private Bank, N.A.
4.47%, 11/19/2031	385,000	387,106
Santander UK Group Holdings PLC
5.69%, 04/15/2031	500,000	523,580
Truist Financial Corp.
4.92%, 07/28/2033	715,000	716,291
Wells Fargo & Co.
5.15%, 04/23/2031	400,000	414,257
		5,301,243
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/2028	500,000	497,293
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	500,000	518,110
		1,015,403
Internet — 0.3%
Amazon.com, Inc.
4.65%, 11/20/2035	215,000	216,918
Meta Platforms, Inc.
4.88%, 11/15/2035	224,000	226,428
		443,346
Telecommunications — 0.6%
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	1,019,220
Total Corporate Bonds & Notes (cost $8,342,045)		8,381,191
ASSET BACKED SECURITIES — 6.6%
Auto Loan Receivables — 1.8%
Exeter Select Automobile Receivables Trust
Series 2025-1, Class A3 4.69%, 04/15/2030	910,000	917,710
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A3 4.75%, 01/16/2029*	1,000,000	1,005,466
Honda Auto Receivables Owner Trust
Series 2025-2, Class A3 4.15%, 10/15/2029	425,000	427,126
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	$ 615,000	$ 619,069
		2,969,371
Other Asset Backed Securities — 4.8%
AMSR Trust
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	996,061	975,763
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	283,759
Series 2025-SFR1, Class A 3.66%, 06/17/2042*	1,065,000	1,031,316
Aqua Finance Issuer Trust
Series 2025-A, Class A 5.25%, 12/19/2050*	1,196,608	1,220,401
Bridge Trust
Series 2025-SFR1, Class A 4.05%, 09/17/2042*	855,000	827,505
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,162,077	1,138,976
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A2 4.59%, 12/27/2060*	170,000	170,662
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	211,009	210,321
Series 2025-2A, Class A 4.54%, 05/25/2044*	356,026	358,032
Lendmark Funding Trust
Series 2025-3A, Class A 4.51%, 05/21/2035*	545,000	545,303
MVW LLC
Series 2025-2A, Class A 4.48%, 10/20/2044*	505,000	506,984
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 4.33%, 06/20/2036*	540,000	541,181
		7,810,203
Total Asset Backed Securities (cost $10,743,415)		10,779,574
COLLATERALIZED MORTGAGE OBLIGATIONS — 25.4%
Commercial and Residential — 3.5%
BANK
Series 2020-BNK26, Class A4 2.40%, 03/15/2063	500,000	459,740
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	500,000	479,924
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	17,568	17,471
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,164,796
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,084,621
IRV Trust VRS
Series 2025-200P, Class A 5.47%, 03/14/2047*(1)	750,000	774,321

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PRPM LLC
Series 2025-RPL2, Class A1 3.75%, 04/25/2055*	$ 753,414	$ 735,849
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	900,781
		5,617,503
U.S. Government Agency — 21.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	595,932
Series K145, Class A2 2.58%, 05/25/2032	430,000	393,144
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,906,116
Series K146, Class A2 2.92%, 06/25/2032	705,000	657,013
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,928,807
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,041,875
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,635,480
Series 4594, Class GN 2.50%, 02/15/2045	246,684	233,190
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,697,655
Series 4150, Class IG 3.00%, 01/15/2033(2)	552,688	26,744
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	941,013
Series 4365, Class HZ 3.00%, 01/15/2040	321,581	304,362
Series 4057, Class WY 3.50%, 06/15/2027	178,632	177,447
Series 3786, Class PB 4.50%, 07/15/2040	103,373	103,839
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.24%, (6.39%-SOFR30A), 05/15/2042(2)(3)	119,222	15,277
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	410,366	363,236
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	202,591	188,383
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,113,686	1,095,760
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	19,103	18,477
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	182,025
Series 2020-12, Class JC 2.00%, 03/25/2050	583,401	500,884
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2013-23, Class KJ 2.25%, 05/25/2042	$ 425,206	$ 402,410
Series 2012-93, Class ME 2.50%, 01/25/2042	360,269	345,620
Series 2013-73, Class TD 2.50%, 09/25/2042	137,332	132,563
Series 2019-M22, Class A2 2.52%, 08/25/2029	305,466	292,330
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	896,786
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,679,200	1,569,570
Series 2016-30, Class PA 3.00%, 04/25/2045	228,166	219,385
Series 2016-25, Class LA 3.00%, 07/25/2045	177,733	169,832
Series 2016-33, Class JA 3.00%, 07/25/2045	166,635	159,626
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,791,590
Series 2016-38, Class NA 3.00%, 01/25/2046	330,071	313,054
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	777,092
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	241,126
Series 2007-116, Class PB 5.50%, 08/25/2035	16,285	16,967
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	871,449
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	50,146	8,278
Government National Mtg. Assoc. REMIC
Series 2022-94, Class AO Zero Coupon, 05/20/2052(4)	1,614,567	1,147,520
Series 2024-164, Class AO Zero Coupon, 10/20/2054(4)	1,040,375	838,503
Series 2022-119, Class AZ 3.50%, 07/20/2052	1,700,003	1,481,103
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	394,872
Series 2022-120, Class LN 4.00%, 07/20/2052	1,431,540	1,256,108
Series 2004-18, Class Z 4.50%, 03/16/2034	62,349	62,236
Series 2008-6, Class GL 4.50%, 02/20/2038	288,210	287,488
Series 2024-159, Class PA 4.50%, 10/20/2054	3,812,039	3,774,864
Series 2005-21, Class Z 5.00%, 03/20/2035	129,996	130,774
Government National Mtg. Assoc. REMIC FRS
Series 2025-100, Class JS 4.68%, (15.95%-SOFR30A), 06/20/2055(3)	1,443,099	1,428,146

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Seasoned Credit Risk Transfer Trust Series
Series 2025-1, Class MAU 3.25%, 11/25/2064	$1,313,388	$ 1,225,218
Series 2025-1, Class MTU 3.25%, 11/25/2064	1,368,417	1,199,791
		35,440,960
Total Collateralized Mortgage Obligations (cost $42,335,829)		41,058,463
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.4%
U.S. Government — 36.4%
United States Treasury Bonds
1.38%, 08/15/2050	1,180,000	600,187
1.88%, 02/15/2041	1,800,000	1,282,570
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,526,133
2.88%, 08/15/2045	1,000,000	768,320
3.00%, 02/15/2048	750,000	572,900
3.13%, 02/15/2043	2,000,000	1,651,016
3.25%, 05/15/2042	500,000	425,020
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,591,738
3.88%, 08/15/2040	1,500,000	1,411,758
4.88%, 08/15/2045	365,000	376,406
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	872,227
1.25%, 06/30/2028(5)	3,500,000	3,307,637
1.88%, 02/15/2032	4,500,000	4,040,508
3.38%, 05/15/2033	1,250,000	1,213,281
3.50%, 04/30/2030	4,000,000	3,987,188
3.63%, 03/31/2030 to 08/31/2030	2,735,000	2,739,496
3.88%, 06/30/2030#	2,145,000	2,170,891
4.00%, 03/31/2030 to 04/30/2032	3,945,000	4,007,045
4.00%, 02/15/2034#	2,000,000	2,015,781
4.13%, 10/31/2027 to 02/29/2032	9,000,000	9,122,617
4.25%, 08/15/2035	1,000,000	1,019,375
4.50%, 11/15/2033#	2,000,000	2,087,266
4.63%, 05/31/2031 to 02/15/2035	4,000,000	4,198,593
		58,987,953
U.S. Government Agency — 25.0%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	455,868
Federal Home Loan Mtg. Corp.
3.20%, 04/01/2034	586,872	545,807
3.50%, 06/01/2033	287,968	283,425
3.70%, 05/01/2037	2,983,022	2,785,712
4.00%, 05/01/2052	1,724,129	1,669,854
4.50%, 09/01/2039 to 06/01/2041	730,617	736,922
5.00%, 10/01/2052 to 11/01/2053	1,359,378	1,374,211
5.50%, 12/01/2036 to 06/01/2054	3,587,145	3,648,673
6.00%, 11/01/2033 to 02/01/2055	1,817,758	1,887,464
6.50%, 02/01/2032	5,250	5,474
8.00%, 08/01/2030	34	36
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	571,190
2.04%, 06/01/2037	237,753	190,429
2.14%, 10/01/2029	978,786	917,622
2.31%, 05/01/2037	938,450	776,137
2.50%, 01/01/2052	1,842,827	1,603,951
2.53%, 04/01/2034	2,500,000	2,193,020
2.55%, 09/01/2034	698,198	615,310
3.00%, 12/01/2051 to 03/01/2052	2,802,076	2,534,804
3.30%, 02/01/2030	2,646,467	2,552,182
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.43%, 05/01/2032	$2,000,000	$ 1,915,543
3.54%, 06/01/2032	1,000,000	960,954
3.69%, 05/01/2030	1,339,261	1,324,722
4.00%, 09/01/2040 to 03/01/2043	1,792,226	1,760,463
4.33%, 10/01/2037	1,000,000	979,682
5.00%, 12/01/2036	3,144	3,188
5.50%, 12/01/2033 to 11/01/2055	1,342,481	1,367,571
6.50%, 07/01/2032	1,225	1,289
7.00%, 09/01/2031	1,609	1,684
Government National Mtg. Assoc.
2.50%, 03/20/2051 to 08/20/2053	1,790,128	1,558,653
3.50%, 09/15/2048 to 09/20/2051	3,889,433	3,593,420
4.00%, 04/20/2053	1,444,590	1,354,982
4.50%, 03/15/2038 to 08/15/2040	250,633	251,821
5.00%, 09/15/2035 to 05/15/2036	19,331	19,740
6.00%, 01/15/2032	2,133	2,191
7.50%, 01/15/2031	1,605	1,637
		40,445,631
Total U.S. Government & Agency Obligations (cost $104,976,763)		99,433,584
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	261,316
Total Long-Term Investment Securities (cost $166,673,052)		159,914,128

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $1,870,739 and collateralized by $1,939,400 of United States Treasury Notes, bearing interest at 1.88% due 02/27/2027 and having an approximate value of $1,908,104 (cost $1,870,558)	$1,870,558	$ 1,870,558
TOTAL INVESTMENTS (cost $168,543,610)(6)	99.9%	161,784,686
Other assets less liabilities	0.1	90,472
NET ASSETS	100.0%	$161,875,158
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $13,934,320 representing 8.6% of net assets.
#	The security or a portion thereof is out on loan.
At November 30, 2025, the Fund had loaned securities with a total value of $6,218,487. This was secured by collateral of $6,352,834 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Home Loan Mtg. Corp.	4.50% to 6.35%	10/25/2036 to 12/25/2055	$5,261,901
Federal National Mtg. Assoc.	2.50% to 6.00%	04/01/2032 to 12/01/2055	575,941
Government National Mtg. Assoc.	3.00% to 6.50%	03/20/2050 to 11/20/2055	514,992
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2025.
(4)	Principal Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
28	Long	U.S. Treasury 10 Year Notes	March 2026	$3,166,670	$3,173,625	$6,955
						Unrealized (Depreciation)
1	Long	U.S. Treasury 2 Year Notes	March 2026	$208,876	$208,859	$ (17)
		Net Unrealized Appreciation (Depreciation)				$6,938
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$8,381,191	$—	$8,381,191
Asset Backed Securities	—	10,779,574	—	10,779,574
Collateralized Mortgage Obligations	—	41,058,463	—	41,058,463
U.S. Government & Agency Obligations	—	99,433,584	—	99,433,584
Municipal Securities	—	261,316	—	261,316
Repurchase Agreements	—	1,870,558	—	1,870,558
Total Investments at Value	$—	$161,784,686	$—	$161,784,686
Other Financial Instruments:†
Futures Contracts	$6,955	$—	$—	$6,955
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$17	$—	$—	$17
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.4%
Advertising — 0.0%
Trade Desk, Inc., Class A†	6,592	$ 260,779
Aerospace/Defense — 1.8%
Boeing Co.†	1,502	283,878
FTAI Aviation, Ltd.	1,562	270,601
General Electric Co.	15,639	4,667,459
HEICO Corp.	642	203,456
HEICO Corp., Class A	1,107	273,396
Howmet Aerospace, Inc.	103,486	21,172,201
Karman Holdings, Inc.†	392	26,276
Leonardo DRS, Inc.	423	14,454
Loar Holdings, Inc.†	637	43,603
Lockheed Martin Corp.	858	392,844
Rocket Lab Corp.†	6,109	257,433
Spirit AeroSystems Holdings, Inc., Class A†	330	12,121
StandardAero, Inc.†	78	2,037
TransDigm Group, Inc.	4,459	6,064,998
		33,684,757
Agriculture — 0.0%
Darling Ingredients, Inc.†	390	14,278
Airlines — 0.0%
Alaska Air Group, Inc.†	313	13,415
American Airlines Group, Inc.†	1,288	18,096
Southwest Airlines Co.#	796	27,709
		59,220
Apparel — 0.0%
Birkenstock Holding PLC†	289	12,522
Deckers Outdoor Corp.†	2,240	197,187
On Holding AG, Class A†	3,323	146,179
Ralph Lauren Corp.	42	15,428
Tapestry, Inc.	2,914	318,442
		689,758
Auto Manufacturers — 4.2%
Ferrari NV#	37,059	14,523,422
Tesla, Inc.†	149,807	64,442,477
		78,965,899
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	211	18,707
Banks — 0.1%
Bank of America Corp.	7,914	424,586
Bank of New York Mellon Corp.	769	86,205
Citigroup, Inc.	4,812	498,523
Goldman Sachs Group, Inc.	242	199,902
NU Holdings, Ltd., Class A†	49,943	868,509
Pinnacle Financial Partners, Inc.	160	14,669
Popular, Inc.	120	13,765
Western Alliance Bancorp	334	27,231
		2,133,390
Beverages — 0.2%
Celsius Holdings, Inc.†	2,622	107,345
Coca-Cola Co.	28,372	2,074,561
Coca-Cola Consolidated, Inc.	112	18,250
Monster Beverage Corp.†	10,299	772,322
PepsiCo, Inc.	2,771	412,158
		3,384,636
Biotechnology — 0.3%
Alnylam Pharmaceuticals, Inc.†	1,864	841,093
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Amgen, Inc.	5,924	$ 2,046,505
Apellis Pharmaceuticals, Inc.†	1,575	33,547
Exelixis, Inc.†	3,153	139,268
Gilead Sciences, Inc.	5,006	629,955
Halozyme Therapeutics, Inc.†	1,780	127,092
Incyte Corp.†	606	63,303
Insmed, Inc.†	2,579	535,839
Ionis Pharmaceuticals, Inc.†	2,144	177,373
Sarepta Therapeutics, Inc.†	1,346	28,724
Summit Therapeutics, Inc.†	1,729	30,932
Ultragenyx Pharmaceutical, Inc.†	1,306	45,383
Vertex Pharmaceuticals, Inc.†	3,807	1,650,753
		6,349,767
Building Materials — 0.1%
AAON, Inc.#	991	92,639
Armstrong World Industries, Inc.	216	40,984
Carlisle Cos., Inc.	101	32,125
Eagle Materials, Inc.	30	6,712
James Hardie Industries PLC†	1,508	29,828
Lennox International, Inc.	476	237,462
Simpson Manufacturing Co., Inc.	75	12,553
Trane Technologies PLC	3,295	1,388,777
		1,841,080
Chemicals — 0.2%
Ecolab, Inc.	909	250,120
Sherwin-Williams Co.	10,446	3,590,186
		3,840,306
Commercial Services — 1.5%
Adyen NV*#†	10,490	16,331,813
Affirm Holdings, Inc.†	2,331	165,384
Automatic Data Processing, Inc.	5,584	1,425,595
Avis Budget Group, Inc.†	56	7,609
Block, Inc.†	2,975	198,730
Booz Allen Hamilton Holding Corp.	1,903	158,824
Bright Horizons Family Solutions, Inc.†	127	13,051
Cintas Corp.	5,133	954,841
Corpay, Inc.†	997	294,913
Equifax, Inc.	312	66,259
Grand Canyon Education, Inc.†	136	21,453
H&R Block, Inc.	391	16,469
Moody's Corp.	2,321	1,139,100
Morningstar, Inc.	236	50,707
Paylocity Holding Corp.†	663	97,680
Quanta Services, Inc.	1,685	783,323
Rollins, Inc.	4,127	253,728
S&P Global, Inc.	11,338	5,655,735
Shift4 Payments, Inc., Class A#†	1,074	79,240
Toast, Inc., Class A†	6,671	228,081
U-Haul Holding Co. (Non-Voting)	638	30,694
Valvoline, Inc.†	1,526	47,779
Verisk Analytics, Inc.	1,235	277,961
WillScot Holdings Corp.#	774	15,287
		28,314,256
Computers — 7.8%
Apple, Inc.	507,930	141,636,281
Crowdstrike Holdings, Inc., Class A†	3,619	1,842,650
Dell Technologies, Inc., Class C	596	79,477
ExlService Holdings, Inc.†	2,361	93,803
Fortinet, Inc.†	9,500	770,735
Gartner, Inc.†	1,156	269,047

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
KBR, Inc.	337	$ 13,891
Kyndryl Holdings, Inc.†	416	10,745
Lumentum Holdings, Inc.#†	78	25,362
NetApp, Inc.	1,138	126,955
Okta, Inc.†	911	73,181
Pure Storage, Inc., Class A†	4,013	356,996
Rubrik, Inc., Class A†	1,034	71,677
Super Micro Computer, Inc.†	3,641	123,248
Zscaler, Inc.†	1,442	362,663
		145,856,711
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	5,626	452,274
Distribution/Wholesale — 0.1%
Copart, Inc.†	12,495	487,055
Core & Main, Inc., Class A†	1,623	78,456
Fastenal Co.	13,917	562,247
Pool Corp.	99	24,116
RB Global, Inc.#	167	16,399
SiteOne Landscape Supply, Inc.†	242	32,496
WW Grainger, Inc.	558	529,336
		1,730,105
Diversified Financial Services — 4.2%
Ally Financial, Inc.	548	22,632
American Express Co.	2,689	982,211
Ameriprise Financial, Inc.	1,255	571,954
Apollo Global Management, Inc.	4,300	566,955
Ares Management Corp., Class A	2,782	436,357
BitMine Immersion Technologies, Inc.†	237,807	7,876,168
Blue Owl Capital, Inc.#	9,114	136,710
Brookfield Asset Management, Ltd., Class A#	1,973	104,056
Charles Schwab Corp.	2,204	204,377
Circle Internet Group, Inc.#†	104	8,313
Coinbase Global, Inc., Class A†	298	81,300
Freedom Holding Corp.†	222	29,282
Hamilton Lane, Inc., Class A	385	47,715
Houlihan Lokey, Inc.	305	53,497
Interactive Brokers Group, Inc., Class A	334	21,717
Jefferies Financial Group, Inc.	494	28,435
Lazard, Inc.	315	15,907
LPL Financial Holdings, Inc.	1,178	419,415
Mastercard, Inc., Class A	12,100	6,661,413
SoFi Technologies, Inc.#†	2,374	70,555
TPG, Inc.	1,792	105,871
Tradeweb Markets, Inc., Class A	145	15,785
UWM Holdings Corp.	159	930
Visa, Inc., Class A	179,866	60,154,385
XP, Inc., Class A	690	13,600
		78,629,540
Electric — 0.1%
NRG Energy, Inc.	2,808	475,928
Vistra Corp.	5,051	903,422
		1,379,350
Electronics — 1.2%
Amphenol Corp., Class A	159,130	22,421,417
Jabil, Inc.	1,022	215,346
		22,636,763
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,836	$ 52,969
Engineering & Construction — 0.0%
Comfort Systems USA, Inc.	523	510,940
EMCOR Group, Inc.	226	139,006
MasTec, Inc.†	194	41,493
TopBuild Corp.†	39	17,647
		709,086
Entertainment — 0.1%
Churchill Downs, Inc.	808	88,145
DraftKings, Inc., Class A†	7,058	234,043
Flutter Entertainment PLC†	2,140	446,854
Live Nation Entertainment, Inc.#†	2,347	308,513
TKO Group Holdings, Inc.	433	83,954
Vail Resorts, Inc.#	476	66,740
		1,228,249
Environmental Control — 0.1%
Tetra Tech, Inc.	842	29,251
Veralto Corp.	1,400	141,708
Waste Management, Inc.	5,458	1,189,135
		1,360,094
Food — 0.0%
Hershey Co.	297	55,860
Performance Food Group Co.†	321	31,159
Sprouts Farmers Market, Inc.†	1,496	125,380
Sysco Corp.	3,812	290,474
		502,873
Healthcare-Products — 3.1%
Boston Scientific Corp.†	139,693	14,190,015
Danaher Corp.	51,614	11,705,023
Exact Sciences Corp.†	246	24,917
IDEXX Laboratories, Inc.†	1,205	907,220
Inspire Medical Systems, Inc.†	431	53,621
Insulet Corp.†	1,067	349,112
Intuitive Surgical, Inc.†	52,037	29,842,179
Masimo Corp.†	581	82,752
Natera, Inc.†	1,962	468,545
Penumbra, Inc.†	542	158,898
Repligen Corp.†	117	20,009
ResMed, Inc.	509	130,218
Stryker Corp.	1,308	485,503
Tempus AI, Inc.#†	1,218	94,919
Waters Corp.†	461	185,977
		58,698,908
Healthcare-Services — 0.0%
Chemed Corp.	22	9,662
Cigna Group	313	86,789
DaVita, Inc.†	564	67,499
HCA Healthcare, Inc.	545	277,018
Medpace Holdings, Inc.†	332	196,697
Molina Healthcare, Inc.†	435	64,493
		702,158
Home Furnishings — 0.0%
SharkNinja, Inc.†	193	18,831
Somnigroup International, Inc.	2,973	272,089
		290,920
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	1,781	194,343

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 0.1%
Aon PLC, Class A	2,896	$ 1,024,952
Arthur J. Gallagher & Co.	262	64,876
Brown & Brown, Inc.	432	34,746
Everest Group, Ltd.	102	32,058
Kinsale Capital Group, Inc.	326	125,477
Markel Group, Inc.†	37	76,976
Marsh & McLennan Cos., Inc.	875	160,519
Progressive Corp.	436	99,753
Ryan Specialty Holdings, Inc.#	1,504	87,337
		1,706,694
Internet — 21.4%
Airbnb, Inc., Class A†	6,349	742,770
Alphabet, Inc., Class A	270,919	86,742,845
Alphabet, Inc., Class C	43,403	13,894,168
Amazon.com, Inc.†	573,986	133,865,015
AppLovin Corp., Class A†	29,404	17,627,110
Booking Holdings, Inc.	453	2,226,355
CDW Corp.	137	19,758
Chewy, Inc., Class A†	3,127	108,726
Coupang, Inc.†	18,829	530,225
DoorDash, Inc., Class A†	5,357	1,062,668
Etsy, Inc.†	841	45,599
Expedia Group, Inc.	1,807	462,032
Gen Digital, Inc.	883	23,285
GoDaddy, Inc., Class A†	2,111	269,912
Lyft, Inc., Class A†	944	19,852
Meta Platforms, Inc., Class A	137,991	89,411,268
Netflix, Inc.†	318,596	34,274,558
Palo Alto Networks, Inc.†	9,732	1,850,345
Pinterest, Inc., Class A†	4,388	114,615
Reddit, Inc., Class A†	1,731	374,710
Robinhood Markets, Inc., Class A†	1,456	187,081
Roku, Inc.†	279	27,004
Shopify, Inc., Class A†	93,213	14,787,310
Spotify Technology SA†	2,273	1,361,232
Trump Media & Technology Group Corp.†	1,498	17,287
Uber Technologies, Inc.†	29,894	2,616,921
Wayfair, Inc., Class A†	243	26,924
		402,689,575
Iron/Steel — 0.0%
Carpenter Technology Corp.	126	40,136
Steel Dynamics, Inc.	199	33,398
		73,534
Leisure Time — 0.1%
Carnival Corp.†	4,933	127,173
Norwegian Cruise Line Holdings, Ltd.†	5,873	108,416
Planet Fitness, Inc., Class A†	1,257	140,746
Royal Caribbean Cruises, Ltd.	3,783	1,007,223
Viking Holdings, Ltd.†	2,532	169,087
		1,552,645
Lodging — 0.1%
Choice Hotels International, Inc.#	122	11,134
Hilton Worldwide Holdings, Inc.	3,446	982,213
Las Vegas Sands Corp.	4,676	318,716
Marriott International, Inc., Class A	2,581	786,663
Travel & Leisure Co.	287	19,683
Wyndham Hotels & Resorts, Inc.	1,006	73,639
		2,192,048
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 1.9%
BWX Technologies, Inc.	278	$ 49,728
Caterpillar, Inc.	854	491,699
GE Vernova, Inc.	4,058	2,433,867
Vertiv Holdings Co., Class A	182,686	32,834,155
		35,809,449
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	155	61,358
Media — 0.0%
FactSet Research Systems, Inc.	37	10,259
Liberty Broadband Corp., Class A†	9	417
Liberty Broadband Corp., Class C†	397	18,377
Liberty Media Corp.-Liberty Formula One, Class A†	145	12,743
Liberty Media Corp.-Liberty Formula One, Class C†	966	92,717
Nexstar Media Group, Inc.	25	4,803
		139,316
Metal Fabricate/Hardware — 0.0%
RBC Bearings, Inc.†	93	41,382
Mining — 0.0%
Anglogold Ashanti PLC†	904	77,455
Miscellaneous Manufacturing — 1.1%
3M Co.	1,294	222,633
Axon Enterprise, Inc.†	36,629	19,784,788
Entegris, Inc.	352	27,153
Illinois Tool Works, Inc.	1,424	354,975
		20,389,549
Oil & Gas — 0.0%
HF Sinclair Corp.	251	13,281
Phillips 66	431	59,030
Texas Pacific Land Corp.	291	251,508
		323,819
Oil & Gas Services — 0.0%
SLB, Ltd.	1,740	63,058
Pharmaceuticals — 3.9%
AbbVie, Inc.	26,348	5,999,439
Bristol-Myers Squibb Co.	5,805	285,606
Cardinal Health, Inc.	1,791	380,158
Cencora, Inc.	2,734	1,008,654
Corcept Therapeutics, Inc.†	1,391	110,445
Dexcom, Inc.†	5,778	366,730
Eli Lilly & Co.	58,251	62,647,203
McKesson Corp.	1,714	1,510,240
Neurocrine Biosciences, Inc.†	1,225	186,396
Zoetis, Inc.	5,315	681,277
		73,176,148
Pipelines — 0.1%
Cheniere Energy, Inc.	1,517	316,234
Targa Resources Corp.	3,170	555,733
Williams Cos., Inc.	956	58,249
		930,216
Private Equity — 1.6%
Blackstone, Inc.	10,928	1,600,078
KKR & Co., Inc.	226,734	27,731,835
		29,331,913
Real Estate — 0.7%
CBRE Group, Inc., Class A†	483	78,164

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
CoStar Group, Inc.†	197,796	$ 13,608,365
Jones Lang LaSalle, Inc.†	211	68,720
		13,755,249
REITS — 0.1%
American Tower Corp.	6,984	1,265,990
Lamar Advertising Co., Class A	1,301	172,239
Public Storage	306	84,009
Simon Property Group, Inc.	1,058	197,126
Sun Communities, Inc.	358	46,125
UDR, Inc.	354	12,893
		1,778,382
Retail — 1.0%
AutoZone, Inc.†	39	154,219
BJ's Wholesale Club Holdings, Inc.†	286	25,520
Burlington Stores, Inc.†	932	235,078
Carvana Co.†	1,971	738,139
Casey's General Stores, Inc.	93	53,053
Cava Group, Inc.#†	1,549	75,731
Chipotle Mexican Grill, Inc.†	20,028	691,366
Costco Wholesale Corp.	6,601	6,030,608
Darden Restaurants, Inc.	1,631	292,895
Domino's Pizza, Inc.	142	59,587
Dutch Bros, Inc., Class A†	1,757	102,978
Ferguson Enterprises, Inc.†	200	50,334
Floor & Decor Holdings, Inc., Class A†	563	35,818
Freshpet, Inc.†	218	12,461
Home Depot, Inc.	11,285	4,027,842
Lithia Motors, Inc.	41	13,072
Lululemon Athletica, Inc.†	926	170,551
McDonald's Corp.	600	187,092
Murphy USA, Inc.	269	103,584
O'Reilly Automotive, Inc.†	11,695	1,189,381
Restaurant Brands International, Inc.#	3,071	222,310
RH†	63	9,928
Ross Stores, Inc.	950	167,542
Starbucks Corp.	2,253	196,259
Texas Roadhouse, Inc.	991	173,673
TJX Cos., Inc.	8,350	1,268,532
Tractor Supply Co.	7,856	430,352
Ulta Beauty, Inc.†	167	89,985
Walmart, Inc.	6,491	717,320
Wendy's Co.#	1,248	10,546
Williams-Sonoma, Inc.	262	47,163
Wingstop, Inc.	450	119,128
Yum! Brands, Inc.	1,393	213,421
		17,915,468
Semiconductors — 23.2%
Advanced Micro Devices, Inc.†	145,107	31,565,126
Applied Materials, Inc.	3,359	847,308
ASM International NV	11,599	6,437,628
Astera Labs, Inc.†	1,922	302,849
Broadcom, Inc.	260,138	104,825,208
Intel Corp.†	755,401	30,639,065
KLA Corp.	1,987	2,335,659
Lam Research Corp.	162,409	25,335,804
Lattice Semiconductor Corp.†	1,668	117,110
MACOM Technology Solutions Holdings, Inc.†	226	39,548
Marvell Technology, Inc.	870	77,778
Monolithic Power Systems, Inc.	684	634,868
NVIDIA Corp.	1,314,384	232,645,968
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Onto Innovation, Inc.†	156	$ 22,333
QUALCOMM, Inc.	3,687	619,748
Texas Instruments, Inc.	5,552	934,235
		437,380,235
Software — 14.3%
Adobe, Inc.†	6,311	2,020,340
Appfolio, Inc., Class A†	356	81,268
Atlassian Corp., Class A†	2,445	365,576
Autodesk, Inc.†	3,181	964,925
Bentley Systems, Inc., Class B	2,363	99,152
Broadridge Financial Solutions, Inc.	1,582	360,838
Cadence Design Systems, Inc.†	22,231	6,932,515
Cloudflare, Inc., Class A†	4,607	922,368
Confluent, Inc., Class A†	4,249	94,540
Datadog, Inc., Class A†	4,606	737,006
Dayforce, Inc.†	235	16,239
DocuSign, Inc.†	2,244	155,621
DoubleVerify Holdings, Inc.†	1,184	12,479
Doximity, Inc., Class A†	1,912	98,353
Dropbox, Inc., Class A†	930	27,788
Duolingo, Inc.†	562	107,572
Dynatrace, Inc.†	4,411	196,554
Elastic NV†	1,436	101,281
Fair Isaac Corp.†	285	514,662
Fiserv, Inc.†	2,251	138,369
Gitlab, Inc., Class A#†	2,167	88,977
Guidewire Software, Inc.†	1,231	265,871
HubSpot, Inc.†	757	278,061
Intuit, Inc.	19,767	12,533,859
Manhattan Associates, Inc.†	890	157,041
Microsoft Corp.	357,095	175,694,311
MongoDB, Inc.†	111	36,893
MSCI, Inc.	546	307,791
nCino, Inc.†	221	5,459
Nutanix, Inc., Class A†	873	41,729
Oracle Corp.	128,359	25,922,100
Palantir Technologies, Inc., Class A†	118,692	19,993,667
Paychex, Inc.	1,511	168,764
Paycom Software, Inc.	413	66,563
Pegasystems, Inc.	427	23,387
Procore Technologies, Inc.†	1,759	130,272
PTC, Inc.†	204	35,788
RingCentral, Inc., Class A†	1,174	33,154
ROBLOX Corp., Class A†	9,122	866,864
Salesforce, Inc.	1,547	356,645
Samsara, Inc., Class A†	3,974	151,131
SentinelOne, Inc., Class A†	3,112	50,446
ServiceNow, Inc.†	3,068	2,492,474
Snowflake, Inc.†	52,581	13,210,450
Strategy, Inc., Class A#†	226	40,043
Synopsys, Inc.†	2,023	845,634
Take-Two Interactive Software, Inc.†	957	235,489
Teradata Corp.†	321	9,193
Twilio, Inc., Class A†	334	43,317
Tyler Technologies, Inc.†	527	247,490
Unity Software, Inc.†	288	12,246
Veeva Systems, Inc., Class A†	1,786	429,158
Workday, Inc., Class A†	3,213	692,787
		269,414,500
Telecommunications — 1.7%
Arista Networks, Inc.†	240,527	31,432,068

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
AST SpaceMobile, Inc.#†	2,670	$ 150,054
GCI Liberty, Inc., Class A†	1	33
Iridium Communications, Inc.	11	180
Motorola Solutions, Inc.	1,036	382,989
Ubiquiti, Inc.	60	34,986
		32,000,310
Transportation — 0.0%
Old Dominion Freight Line, Inc.	155	20,970
Union Pacific Corp.	704	163,208
XPO, Inc.†	349	49,579
		233,757
Total Common Stocks (cost $1,230,001,131)		1,815,017,236
CONVERTIBLE PREFERRED STOCKS — 2.6%
Internet — 0.6%
ByteDance, Ltd. Series E-1†(1)(2)	47,885	11,167,740
Software — 2.0%
Databricks, Inc. Series D †(1)(2)	163,280	29,292,432
Databricks, Inc. Series J†(1)(2)	48,194	8,646,003
		37,938,435
Total Convertible Preferred Stocks (cost $24,808,305)		49,106,175
Total Long-Term Investment Securities (cost $1,254,809,436)		1,864,123,411
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class 3.88%(3)	17,092,333	17,092,333
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(3)	2,507,767	2,507,767
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(3)(4)	16,110,548	16,110,548
Total Short-Term Investments (cost $35,710,648)		35,710,648
TOTAL INVESTMENTS (cost $1,290,520,084)(5)	100.9%	1,899,834,059
Other assets less liabilities	(0.9)	(16,877,564)
NET ASSETS	100.0%	$1,882,956,495
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $16,331,813 representing 0.9% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd. Series E-1	12/10/20	47,885	$5,246,960	$11,167,740	$233.22	0.6%
Databricks, Inc. Series D	03/27/25	163,280	15,103,400	29,292,432	179.40	1.5
Databricks, Inc. Series J	01/21/25	48,194	4,457,945	8,646,003	179.40	0.5
				$49,106,175		2.6%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2025.
(4)	At November 30, 2025, the Fund had loaned securities with a total value of $17,594,406. This was secured by collateral of $16,110,548, which was received in cash and subsequently invested in short-term investments currently valued at $16,110,548 as reported in the Portfolio of Investments. Additional collateral of $1,573,615 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$4,155
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	61,581
Federal National Mtg. Assoc.	0.64%	12/30/2025	4,241
United States Treasury Bills	0.00%	10/29/2026	254
United States Treasury Notes/Bonds	0.13% to 6.13%	01/15/2026 to 08/15/2055	1,503,384
(5)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	E-Mini Russell 1000 Index	December 2025	$2,837,494	$2,883,540	$46,046
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$11,982,443	$16,331,813	$—	$28,314,256
Semiconductors	430,942,607	6,437,628	—	437,380,235
Other Industries	1,349,322,745	—	—	1,349,322,745
Convertible Preferred Stocks	—	—	49,106,175	49,106,175
Short-Term Investments	35,710,648	—	—	35,710,648
Total Investments at Value	$1,827,958,443	$22,769,441	$49,106,175	$1,899,834,059
Other Financial Instruments:†
Futures Contracts	$46,046	$—	$—	$46,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Convertible Preferred Securities
Balance as of May 31, 2025	$31,211,839
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	17,894,336
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2025	$49,106,175
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2025 includes:
Convertible Preferred Securities
$17,894,336
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2025.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Convertible Preferred Securities	$37,938,435	Market Approach	Pending Capital Raise*	$190.00
			Discount for Uncertainty	5.6%
	$11,167,740	Market Approach	Last Twelve Months Revenue Multiple*	1.35x
(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#  The average is a dollar value weighted average of proposed secondary market transactions.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 89.7%
Advertising — 1.5%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$ 1,281,000	$ 1,333,274
7.50%, 03/15/2033*	1,326,000	1,393,714
7.88%, 04/01/2030*	856,000	901,884
Lamar Media Corp.
3.75%, 02/15/2028	450,000	441,093
5.38%, 11/01/2033*	1,258,000	1,259,371
		5,329,336
Aerospace/Defense — 1.8%
ATI, Inc.
4.88%, 10/01/2029	893,000	891,114
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	1,552,000	1,629,865
TransDigm, Inc.
4.88%, 05/01/2029	125,000	124,218
6.00%, 01/15/2033*	203,000	207,568
6.25%, 01/31/2034*	195,000	202,184
6.38%, 05/31/2033*	1,415,000	1,450,369
6.75%, 08/15/2028*	540,000	551,040
6.75%, 01/31/2034*	957,000	999,912
7.13%, 12/01/2031*	391,000	409,922
		6,466,192
Agriculture — 0.3%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	1,042,000	1,058,136
Airlines — 0.4%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	1,347,000	1,330,499
Apparel — 1.4%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,035,000	1,120,022
Under Armour, Inc.
7.25%, 07/15/2030*	2,020,000	2,011,564
Wolverine World Wide
4.00%, 08/15/2029*	1,845,000	1,691,313
		4,822,899
Auto Manufacturers — 0.5%
Nissan Motor Co, Ltd.
7.75%, 07/17/2032*	450,000	473,059
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,220,000	1,195,303
		1,668,362
Auto Parts & Equipment — 0.8%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	400,000	410,417
Clarios Global LP / Clarios US Finance Co.
6.75%, 09/15/2032*	1,001,000	1,029,603
Forvia SE
6.75%, 09/15/2033*	635,000	646,444
Qnity Electronics, Inc.
5.75%, 08/15/2032*	464,000	476,213
6.25%, 08/15/2033*	294,000	304,682
		2,867,359
Security Description		Shares or Principal Amount	Value

Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*		$ 415,000	$ 426,716
7.25%, 12/15/2033*		200,000	209,457
			636,173
Building Materials — 2.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*		323,000	306,998
5.00%, 03/01/2030*		2,044,000	2,035,410
6.75%, 05/15/2035*		202,000	213,048
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*		1,786,000	1,806,784
12.75%, 01/15/2031*(1)		855,000	791,944
Quikrete Holdings, Inc.
6.38%, 03/01/2032*		565,000	586,693
Standard Building Solutions, Inc.
6.50%, 08/15/2032*		726,000	748,974
Standard Industries, Inc.
4.38%, 07/15/2030*		1,088,000	1,054,961
			7,544,812
Chemicals — 1.7%
Mativ Holdings, Inc.
8.00%, 10/01/2029*		1,201,000	1,203,145
Olympus Water US Holding Corp.
6.13%, 02/15/2033*	EUR	469,000	536,197
6.25%, 10/01/2029*#		567,000	547,842
7.25%, 06/15/2031*		400,000	400,395
7.25%, 02/15/2033*		1,770,000	1,757,002
Tronox, Inc.
9.13%, 09/30/2030*#		1,479,000	1,394,471
			5,839,052
Commercial Services — 4.9%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,104,000	3,268,068
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 06/15/2030*		470,000	485,789
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	932,000	1,198,616
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.38%, 06/15/2032*		1,814,000	1,867,756
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	884,730
Block, Inc.
5.63%, 08/15/2030*		708,000	721,405
6.00%, 08/15/2033*		374,000	384,381
Boost Newco Borrower LLC
7.50%, 01/15/2031*		740,000	785,843
Deluxe Corp.
8.13%, 09/15/2029*		765,000	805,818
Garda World Security Corp.
8.25%, 08/01/2032*		1,641,000	1,677,460
8.38%, 11/15/2032*		1,563,000	1,602,433
Hertz Corp.
12.63%, 07/15/2029*		667,000	666,390
Service Corp. International
3.38%, 08/15/2030		1,754,000	1,643,659
5.75%, 10/15/2032		314,000	320,410

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	$ 880,000	$ 914,683
		17,227,441
Computers — 2.6%
Amentum Holdings, Inc.
7.25%, 08/01/2032*	1,887,000	1,980,703
CACI International, Inc.
6.38%, 06/15/2033*	543,000	566,079
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	930,000	970,392
Insight Enterprises, Inc.
6.63%, 05/15/2032*	1,875,000	1,919,550
McAfee Corp.
7.38%, 02/15/2030*#	2,532,000	2,209,326
Science Applications International Corp.
5.88%, 11/01/2033*	1,626,000	1,619,711
		9,265,761
Distribution/Wholesale — 0.7%
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	1,115,000	1,099,703
Windsor Holdings III LLC
8.50%, 06/15/2030*	1,448,000	1,523,688
		2,623,391
Diversified Financial Services — 6.4%
Azorra Finance, Ltd.
7.25%, 01/15/2031*	1,592,000	1,661,750
Credit Acceptance Corp.
6.63%, 03/15/2030*	789,000	783,264
9.25%, 12/15/2028*	1,000,000	1,049,386
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030*	182,000	184,311
6.75%, 12/01/2032*	1,500,000	1,516,727
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	468,000	483,649
8.38%, 04/01/2032*	886,000	930,681
9.13%, 05/15/2031*	250,000	267,503
9.25%, 02/01/2029*	1,323,000	1,387,000
Hightower Holding LLC
9.13%, 01/31/2030*	936,000	994,855
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	575,000	565,174
OneMain Finance Corp.
5.38%, 11/15/2029	1,416,000	1,411,370
6.13%, 05/15/2030	836,000	849,442
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*	484,000	487,813
6.88%, 02/15/2033*	435,000	452,773
7.13%, 11/15/2030*	1,129,000	1,184,980
7.88%, 12/15/2029*	895,000	954,598
Planet Financial Group LLC
10.50%, 12/15/2029*	1,722,000	1,803,719
Rocket Cos., Inc.
6.13%, 08/01/2030*	995,000	1,032,872
6.38%, 08/01/2033*	663,000	694,272
6.50%, 08/01/2029*	250,000	259,323
Stonebriar ABF Issuer LLC
8.13%, 12/15/2030*	875,000	889,219
TrueNoord Capital DAC
8.75%, 03/01/2030*	1,472,000	1,539,856
Security Description		Shares or Principal Amount	Value

Diversified Financial Services (continued)
United Wholesale Mtg. LLC
5.50%, 04/15/2029*		$ 1,278,000	$ 1,264,782
			22,649,319
Electric — 1.0%
Clearway Energy Operating LLC
3.75%, 02/15/2031*		2,106,000	1,962,289
3.75%, 01/15/2032*		90,000	82,396
4.75%, 03/15/2028*		1,140,000	1,139,728
VoltaGrid LLC
7.38%, 11/01/2030*		350,000	349,050
			3,533,463
Electronics — 0.5%
Imola Merger Corp.
4.75%, 05/15/2029*		1,721,000	1,699,912
Engineering & Construction — 0.5%
AECOM
6.00%, 08/01/2033*		1,613,000	1,658,067
Entertainment — 4.3%
Caesars Entertainment, Inc.
6.00%, 10/15/2032*#		2,556,000	2,438,502
6.50%, 02/15/2032*		410,000	417,032
Cinemark USA, Inc.
5.25%, 07/15/2028*		1,486,000	1,482,129
7.00%, 08/01/2032*		131,000	136,541
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	307,401
7.88%, 07/31/2028*	EUR	775,000	939,010
Flutter Treasury DAC
5.88%, 06/04/2031*		620,000	626,206
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*		796,000	802,641
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,152,000	2,142,151
Warnermedia Holdings, Inc.
4.28%, 03/15/2032#		1,016,000	928,370
5.05%, 03/15/2042		1,264,000	1,011,036
5.14%, 03/15/2052		189,000	141,372
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*		845,000	864,055
7.13%, 02/15/2031*		2,608,000	2,817,527
			15,053,973
Environmental Control — 0.5%
Clean Harbors, Inc.
5.75%, 10/15/2033*		1,076,000	1,099,743
Reworld Holding Corp.
4.88%, 12/01/2029*		503,000	476,646
			1,576,389
Food — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*		800,000	810,933
5.75%, 03/31/2034*		800,000	806,451
Altice France
Zero Coupon, 12/31/2099*	EUR	669	103
B&G Foods, Inc.
5.25%, 09/15/2027#		632,000	617,241
8.00%, 09/15/2028*		829,000	822,414
Bellis Acquisition Co. PLC
8.00%, 07/01/2031*	EUR	1,042,000	1,177,927

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Performance Food Group, Inc.
4.25%, 08/01/2029*	$ 655,000	$ 643,102
5.50%, 10/15/2027*	540,000	539,967
Post Holdings, Inc.
4.63%, 04/15/2030*	700,000	681,810
6.25%, 10/15/2034*#	927,000	941,500
6.38%, 03/01/2033*	1,000,000	1,012,166
		8,053,614
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.50%, 06/01/2030*	816,000	864,800
Healthcare-Products — 1.7%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,485,000	2,461,530
Medline Borrower LP
3.88%, 04/01/2029*	2,705,000	2,625,907
5.25%, 10/01/2029*	979,000	981,287
		6,068,724
Healthcare-Services — 3.5%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*#	1,439,000	1,287,386
5.25%, 05/15/2030*	425,000	401,495
6.88%, 04/15/2029*	585,000	527,965
9.75%, 01/15/2034*	540,000	574,279
10.88%, 01/15/2032*	2,034,000	2,196,974
IQVIA, Inc.
6.25%, 06/01/2032*	1,303,000	1,362,892
Star Parent, Inc.
9.00%, 10/01/2030*	1,284,000	1,376,063
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	2,257,000	2,316,174
Tenet Healthcare Corp.
6.00%, 11/15/2033*	846,000	873,519
6.13%, 06/15/2030	1,375,000	1,405,444
		12,322,191
Home Builders — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	1,218,000	1,154,055
4.63%, 04/01/2030*	563,000	532,983
Century Communities, Inc.
3.88%, 08/15/2029*	1,705,000	1,619,786
6.63%, 09/15/2033*	1,046,000	1,060,694
KB Home
4.80%, 11/15/2029	510,000	509,350
M/I Homes, Inc.
3.95%, 02/15/2030	1,856,000	1,781,281
STL Holding Co. LLC
8.75%, 02/15/2029*	1,177,000	1,241,050
Taylor Morrison Communities, Inc.
5.75%, 11/15/2032*	530,000	546,283
		8,445,482
Housewares — 0.3%
Newell Brands, Inc.
6.63%, 05/15/2032#	1,223,000	1,151,629
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	302,000	309,332
7.50%, 11/06/2030*	1,648,000	1,711,262
Security Description		Shares or Principal Amount	Value

Insurance (continued)
8.50%, 06/15/2029*		$ 1,141,000	$ 1,195,857
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*		2,459,000	2,542,173
HUB International, Ltd.
7.25%, 06/15/2030*		693,000	726,115
7.38%, 01/31/2032*		2,116,000	2,201,705
			8,686,444
Internet — 0.7%
Rakuten Group, Inc.
8.13%, 12/15/2029*(2)		900,000	924,742
9.75%, 04/15/2029*		725,000	805,614
United Group BV FRS
6.31%, (3 ME+4.25%), 02/15/2031*	EUR	669,000	780,711
			2,511,067
Iron/Steel — 0.6%
Carpenter Technology Corp.
5.63%, 03/01/2034*		860,000	874,063
Commercial Metals Co.
5.75%, 11/15/2033*		570,000	582,898
6.00%, 12/15/2035*		795,000	809,845
			2,266,806
Leisure Time — 1.4%
NCL Corp, Ltd.
5.88%, 01/15/2031*		847,000	835,861
NCL Corp., Ltd.
6.25%, 09/15/2033*		804,000	794,374
6.75%, 02/01/2032*		1,290,000	1,309,221
Viking Cruises, Ltd.
5.88%, 10/15/2033*		964,000	979,628
9.13%, 07/15/2031*		887,000	951,530
			4,870,614
Lodging — 0.4%
Station Casinos LLC
6.63%, 03/15/2032*		1,407,000	1,440,940
Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		795,000	796,331
Media — 6.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		2,213,000	2,038,685
4.25%, 01/15/2034*#		1,279,000	1,083,732
4.50%, 08/15/2030*		1,334,000	1,248,214
4.50%, 05/01/2032		1,000,000	900,868
4.75%, 03/01/2030*		484,000	460,999
4.75%, 02/01/2032*#		720,000	661,561
7.38%, 03/01/2031*#		1,636,000	1,669,293
CSC Holdings LLC
5.75%, 01/15/2030*		1,201,000	443,664
11.75%, 01/31/2029*		2,124,000	1,497,242
Directv Financing LLC
8.88%, 02/01/2030*		1,048,000	1,040,461
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*		165,000	165,049
10.00%, 02/15/2031*		1,575,000	1,564,493
EW Scripps Co.
9.88%, 08/15/2030*		1,210,000	1,219,388

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Gray Media, Inc.
9.63%, 07/15/2032*		$ 1,097,000	$ 1,136,942
iHeartCommunications, Inc.
9.13%, 05/01/2029*		535,000	495,046
Sinclair Television Group, Inc.
8.13%, 02/15/2033*		794,000	827,165
Sunrise FinCo I BV
4.88%, 07/15/2031*		1,873,000	1,789,577
Univision Communications, Inc.
8.50%, 07/31/2031*		2,124,000	2,197,267
Versant Media Group, Inc.
7.25%, 01/30/2031*		445,000	457,189
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	775,000	942,937
4.50%, 08/15/2030*		760,000	708,613
Ziggo BV
4.88%, 01/15/2030*		1,675,000	1,586,944
			24,135,329
Mining — 1.5%
Constellium SE
3.75%, 04/15/2029*		915,000	881,210
5.63%, 06/15/2028*		500,000	500,769
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*		42,000	40,513
4.50%, 09/15/2027*		595,000	593,147
5.88%, 04/15/2030*		1,242,000	1,282,900
Kaiser Aluminum Corp.
5.88%, 03/01/2034*		1,694,000	1,688,402
Novelis Corp.
4.75%, 01/30/2030*		451,000	433,908
			5,420,849
Miscellaneous Manufacturing — 0.5%
Avient Corp.
6.25%, 11/01/2031*		186,000	189,695
7.13%, 08/01/2030*		1,363,000	1,407,251
			1,596,946
Oil & Gas — 4.8%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,014,000	2,142,326
Matador Resources Co.
6.50%, 04/15/2032*		556,000	564,658
6.88%, 04/15/2028*		1,245,000	1,275,226
Nabors Industries, Inc.
9.13%, 01/31/2030*		969,000	1,015,938
Noble Finance II LLC
8.00%, 04/15/2030*		289,000	300,236
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*		218,000	212,158
8.75%, 06/15/2031*		826,000	844,582
SM Energy Co.
6.50%, 07/15/2028		165,000	166,891
6.75%, 08/01/2029*		1,328,000	1,326,321
7.00%, 08/01/2032*		1,004,000	982,307
Sunoco LP
5.63%, 03/15/2031*		379,000	381,156
5.88%, 03/15/2034*		371,000	373,390
6.25%, 07/01/2033*		704,000	723,094
7.00%, 05/01/2029*		637,000	663,073
7.25%, 05/01/2032*		980,000	1,034,248
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Talos Production, Inc.
9.00%, 02/01/2029*	$ 766,000	$ 798,911
9.38%, 02/01/2031*	1,195,000	1,259,234
Transocean International, Ltd.
7.88%, 10/15/2032*	339,000	353,377
8.75%, 02/15/2030*	1,817,250	1,894,676
Vital Energy, Inc.
7.75%, 07/31/2029*	460,000	453,704
		16,765,506
Oil & Gas Services — 1.7%
Enerflex, Ltd.
9.00%, 10/15/2027*	1,625,000	1,659,920
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	1,015,000	1,024,097
7.13%, 03/15/2029*	1,512,000	1,571,670
Weatherford International, Ltd.
6.75%, 10/15/2033*	1,675,000	1,714,334
		5,970,021
Packaging & Containers — 2.5%
Ardagh Group SA
9.50%, 12/01/2030*	539,550	581,564
12.00%, 12/01/2030*#(1)	1,750,000	1,583,750
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	633,000	640,511
6.75%, 04/15/2032*	93,000	93,838
8.75%, 04/15/2030*	423,000	423,664
Graphic Packaging International LLC
3.75%, 02/01/2030*#	1,140,000	1,079,591
6.38%, 07/15/2032*	100,000	101,690
Mauser Packaging Solutions
7.88%, 04/15/2030*	810,000	781,565
9.25%, 04/15/2030*	988,000	930,292
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#	1,201,000	1,216,013
7.38%, 06/01/2032*	485,000	487,934
Trivium Packaging Finance BV
12.25%, 01/15/2031*	775,000	826,200
		8,746,612
Pharmaceuticals — 1.0%
1261229 BC, Ltd.
10.00%, 04/15/2032*	2,770,000	2,863,668
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	600,000	622,856
		3,486,524
Pipelines — 3.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 10/15/2033*	851,000	855,207
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	500,000	500,593
6.63%, 02/01/2032*	1,153,000	1,195,137
Buckeye Partners LP
4.50%, 03/01/2028*	935,000	930,034
5.60%, 10/15/2044	861,000	797,123
6.88%, 07/01/2029*	1,553,000	1,617,695
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	1,398,000	1,433,158
7.38%, 07/15/2032*	222,000	234,318

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Rockies Express Pipeline LLC
6.75%, 03/15/2033*		$ 1,565,000	$ 1,641,976
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*		1,652,000	1,653,953
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*		898,000	928,804
6.75%, 01/15/2036*		465,000	487,386
			12,275,384
Real Estate — 0.5%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	1,389,000	1,726,872
REITS — 3.6%
Brandywine Operating Partnership LP
4.55%, 10/01/2029#		560,000	538,307
6.13%, 01/15/2031		190,000	187,857
8.30%, 03/15/2028		80,000	84,357
8.88%, 04/12/2029		1,391,000	1,506,564
Hudson Pacific Properties LP
3.25%, 01/15/2030#		250,000	210,538
4.65%, 04/01/2029#		2,469,000	2,272,714
5.95%, 02/15/2028#		207,000	201,992
Iron Mountain, Inc.
4.50%, 02/15/2031*		227,000	217,113
5.25%, 07/15/2030*		1,028,000	1,019,041
7.00%, 02/15/2029*		825,000	847,438
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*		1,107,000	1,169,860
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*		2,491,000	2,551,970
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/2029*		300,000	295,940
6.50%, 04/01/2032*		97,000	100,531
7.25%, 07/15/2028*		1,250,000	1,289,563
			12,493,785
Retail — 6.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		1,865,000	1,842,424
4.38%, 01/15/2028*		500,000	495,564
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,060,000	1,039,750
5.00%, 02/15/2032*		562,000	546,986
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,515,000	1,618,068
FirstCash, Inc.
4.63%, 09/01/2028*		685,000	678,253
6.88%, 03/01/2032*		491,000	510,538
LBM Acquisition LLC
6.25%, 01/15/2029*#		2,079,000	1,859,705
9.50%, 06/15/2031*		630,000	649,354
Michaels Cos., Inc.
5.25%, 05/01/2028*		1,595,000	1,502,918
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*		1,750,000	1,763,401
10.00%, 09/15/2033*		750,000	766,891
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		1,944,000	1,922,699
Staples, Inc.
10.75%, 09/01/2029*		3,129,000	3,075,309
Security Description		Shares or Principal Amount	Value

Retail (continued)
Victoria's Secret & Co.
4.63%, 07/15/2029*#		$ 892,000	$ 863,321
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*#		806,000	853,399
Yum! Brands, Inc.
4.63%, 01/31/2032		822,000	809,374
5.38%, 04/01/2032		124,000	125,839
			20,923,793
Software — 3.0%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		2,406,000	2,389,513
Cloud Software Group, Inc.
6.63%, 08/15/2033*		187,000	186,669
8.25%, 06/30/2032*		708,000	745,806
9.00%, 09/30/2029*		2,457,000	2,534,476
Open Text Corp.
3.88%, 02/15/2028*		830,000	809,486
3.88%, 12/01/2029*		257,000	243,720
Rocket Software, Inc.
6.50%, 02/15/2029*		1,628,000	1,585,202
9.00%, 11/28/2028*		475,000	489,386
UKG, Inc.
6.88%, 02/01/2031*		1,516,000	1,565,049
			10,549,307
Telecommunications — 5.9%
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/2033*		129,000	122,887
Altice France SA
6.50%, 04/15/2032*		940,000	914,553
6.88%, 10/15/2030*		388,312	382,618
6.88%, 07/15/2032*		248,040	241,768
9.50%, 11/01/2029*		1,445,084	1,483,109
Cipher Compute LLC
7.13%, 11/15/2030*		140,000	142,232
EchoStar Corp.
6.75%, 11/30/2030(1)		1,819,825	1,889,961
10.75%, 11/30/2029		2,632,000	2,901,780
Fibercop SpA
6.38%, 11/15/2033*		977,000	956,769
7.20%, 07/18/2036*		898,000	895,429
7.72%, 06/04/2038*		403,000	400,089
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,129,000	1,398,747
7.00%, 10/15/2028*		680,000	689,683
7.00%, 04/15/2032*		638,000	657,672
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	645,000	758,064
5.13%, 09/30/2029	EUR	645,000	758,064
Level 3 Financing, Inc.
3.75%, 07/15/2029*		1,391,000	1,228,983
3.88%, 10/15/2030*		420,000	375,803
4.00%, 04/15/2031*#		1,717,000	1,510,954
4.88%, 06/15/2029*		496,000	472,440
6.88%, 06/30/2033*		244,000	248,486
Telecom Italia Capital SA
7.20%, 07/18/2036		517,000	562,199
WULF Compute LLC
7.75%, 10/15/2030*		1,558,000	1,610,848
			20,603,138
Total Corporate Bonds & Notes (cost $307,700,355)			315,023,244

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES — 3.6%
Biotechnology — 0.4%
Ionis Pharmaceuticals, Inc.
Zero Coupon, 12/01/2030*	$ 1,190,000	$ 1,295,193
Electric — 0.2%
WEC Energy Group, Inc.
3.38%, 06/01/2028*	806,000	830,420
Healthcare-Products — 0.3%
QIAGEN NV
2.50%, 09/10/2031	1,000,000	1,056,357
Home Builders — 0.2%
Meritage Homes Corp.
1.75%, 05/15/2028#	824,000	825,110
Internet — 0.1%
Uber Technologies, Inc.
0.88%, 12/01/2028	367,000	497,602
Investment Companies — 0.3%
Terawulf, Inc.
Zero Coupon, 05/01/2032*	850,000	863,459
Leisure Time — 0.3%
NCL Corp, Ltd.
0.75%, 09/15/2030*	1,272,000	1,137,645
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.
Zero Coupon, 11/01/2030*	1,175,000	1,132,911
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	564,000	545,480
Pharmaceuticals — 0.2%
Jazz Investments I, Ltd.
2.00%, 06/15/2026	225,000	266,190
3.13%, 09/15/2030	382,000	519,330
		785,520
REITS — 0.3%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	764,000	770,876
4.38%, 03/15/2027*	361,000	360,773
		1,131,649
Semiconductors — 0.3%
Semtech Corp.
Zero Coupon, 10/15/2030*	823,000	865,358
Software — 0.5%
Cloudflare, Inc.
Zero Coupon, 06/15/2030*	772,000	847,959
Datadog, Inc.
Zero Coupon, 12/01/2029*	891,000	942,801
		1,790,760
Total Convertible Bonds & Notes (cost $12,518,460)		12,757,464
LOANS(3)(4)(5) — 1.5%
Healthcare-Products — 0.1%
Bausch & Lomb Corp. FRS
BTL-B 8.17%, (SOFR12+ 4.25%), 01/15/2031	422,955	424,188
Security Description	Shares or Principal Amount	Value

Insurance — 0.4%
HUB International, Ltd. FRS
BTL-B 6.12%, (SOFR4+ 2.25%), 06/20/2030	$ 1,394,929	$ 1,399,579
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 7.09%, (SOFR12+ 3.18%), 04/13/2029	1,278,000	1,272,917
Retail — 0.6%
Great Outdoors Group LLC FRS
BTL-B 7.17% , (SOFR12+ 3.25%), 01/23/2032	1,183,983	1,184,723
Specialty Building Products Holdings LLC FRS
BTL-B 7.77% , (SOFR12+ 3.25%), 10/15/2028	901,410	867,748
		2,052,471
Total Loans (cost $5,163,072)		5,149,155
COMMON STOCKS — 0.2%
Packaging & Containers — 0.1%
Yeoman Capital SA#†(6)	103,288	516,442
Telecommunications — 0.1%
Altice France Luxco 3†(6)	24,525	442,286
Total Common Stocks (cost $2,745,277)		958,728
Total Long-Term Investment Securities (cost $328,127,164)		333,888,591
SHORT-TERM INVESTMENTS — 7.8%
Unaffiliated Investment Companies — 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(7)(8) (cost $27,433,584)	27,433,584	27,433,584
REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $11,449,216 and collateralized by $11,869,100 of United States Treasury Notes, , bearing interest at 1.88% due 02/28/2027 and having an approximate value of $11,677,248 (cost $11,448,109)	11,448,109	11,448,109
TOTAL INVESTMENTS (cost $367,008,857)(9)	106.1%	372,770,284
Other assets less liabilities	(6.1)	(21,524,989)
NET ASSETS	100.0%	$351,245,295
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $292,437,901 representing 83.3% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

(4)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Altice France Luxco 3	10/01/25	24,525	$417,666	$442,286	$18.03	0.1%
Yeoman Capital SA	10/25/22, 06/08/23 06/15/23, 06/16/23 02/26/24	103,288	2,327,611	516,442	5.00	0.1
				$958,728		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(7)	The rate shown is the 7-day yield as of November 30, 2025.
(8)	At November 30, 2025, the Fund had loaned securities with a total value of $28,418,663. This was secured by collateral of $27,433,584, which was received in cash and subsequently invested in short-term investments currently valued at $27,433,584 as reported in the Portfolio of Investments. Additional collateral of $1,660,059 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
United States Treasury Notes/Bonds	0.13% to 5.00%	04/30/2026 to 02/15/2054	$1,660,059
(9)	See Note 4 for cost of investments on a tax basis.
3 ME—3 Month Euribor
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	6,122,331	USD	7,068,642	12/31/2025	$—	$(44,718)
Deutsche Bank AG	GBP	2,819,000	USD	3,678,614	12/31/2025	—	(55,190)
Unrealized Appreciation (Depreciation)						$—	$(99,908)
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$315,023,244	$—	$315,023,244
Convertible Bonds & Notes	—	12,757,464	—	12,757,464
Loans	—	5,149,155	—	5,149,155
Common Stocks	—	958,728	—	958,728
Short-Term Investments	27,433,584	—	—	27,433,584
Repurchase Agreements	—	11,448,109	—	11,448,109
Total Investments at Value	$27,433,584	$345,336,700	$—	$372,770,284
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$99,908	$—	$99,908
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 3.7%
Banks — 2.3%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	800,000	$ 947,551
Banca Transilvania SA
8.88%, 04/27/2027	EUR	825,000	978,363
Banco Santander SA
3.50%, 10/02/2032	EUR	1,000,000	1,170,648
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,779,471
mBank SA
0.97%, 09/21/2027	EUR	900,000	1,026,303
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	667,638
Societe Generale SA
1.11%, 07/17/2031	EUR	1,000,000	1,029,025
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,224,483
			8,823,482
Electric — 0.3%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,050,227
Food — 0.1%
NBM US Holdings, Inc.
7.00%, 05/14/2026		483,000	483,408
Investment Companies — 0.3%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		1,000,000	1,021,219
Oil & Gas — 0.4%
Petroleos Mexicanos
6.84%, 01/23/2030		1,500,000	1,517,965
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,191,584
Total Corporate Bonds & Notes (cost $13,333,686)			14,087,885
ASSET BACKED SECURITIES — 1.2%
Auto Loan Receivables — 0.5%
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*		300,000	302,547
Series 2023-3A, Class A 6.39%, 08/15/2033*		237,678	239,002
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.02%, 12/15/2032*		752,978	763,356
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*		355,000	357,960
			1,662,865
Commercial and Residential — 0.2%
CD Mtg. Trust
Series 2017-CD3, Class A4 3.63%, 02/10/2050		920,000	895,264
Other Asset Backed Securities — 0.5%
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*		1,659,997	1,548,006
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	$ 310,275	$ 299,729
		1,847,735
Total Asset Backed Securities (cost $4,512,334)		4,405,864
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Commercial and Residential — 2.4%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 6.12%, 01/25/2061*(1)	187,487	187,466
BANK
Series 2019-BN18, Class A4 3.58%, 05/15/2062	1,000,000	963,563
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	151,299	142,401
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	727,634	636,731
Series 2021-RPL2, Class M3 3.54%, 01/25/2060*(2)	376,575	262,293
Series 2021-RPL4, Class A1 4.14%, 12/27/2060*(2)	318,571	317,314
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	209,669	178,919
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	526,478	464,872
HIH Trust FRS
Series 2024-61P, Class B 6.30%, (TSFR1M2.34%), 10/15/2041*	167,493	167,964
JPMBB Commercial Mtg. Securities Trust
Series 2015-C32, Class A5 3.60%, 11/15/2048	380,416	374,234
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(1)	306,694	306,709
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(1)	420,080	420,072
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	179,663	169,747
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	120,462	115,557
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	844,865	747,718
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	858,509	718,735
SHR Trust FRS
6.41%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,256,317
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	91,460	86,773

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)		$ 1,585,153	$ 1,452,838
			8,970,223
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.71%, (SOFR30A+0.56%), 01/15/2041		24,175	24,161
Series 4001, Class FM 4.76%, (SOFR30A+0.61%), 02/15/2042		111,841	110,967
Series 3355, Class BF 4.96%, (SOFR30A+0.81%), 08/15/2037		128,810	129,128
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.59%, (SOFR30A+0.51%), 09/25/2042		168,944	166,941
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.62%, (TSFR1M+0.66%), 02/16/2040		72,340	72,237
			503,434
Total Collateralized Mortgage Obligations (cost $10,187,741)			9,473,657
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.6%
U.S. Government — 47.6%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		9,379,557	5,556,722
0.63%, 02/15/2043(3)		9,711,625	7,373,984
0.75%, 02/15/2042 to 02/15/2045(3)		22,063,036	16,880,673
0.88%, 02/15/2047(3)		11,261,082	8,318,239
1.00%, 02/15/2046(3)		13,884,339	10,711,774
1.38%, 02/15/2044(3)		11,294,480	9,646,291
1.50%, 02/15/2053(3)		4,545,133	3,640,054
2.13%, 02/15/2054		9,571,600	8,833,202
United States Treasury Notes
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		41,481,971	39,237,061
0.63%, 07/15/2032(3)		7,148,267	6,774,830
0.88%, 01/15/2029(3)		1,948,623	1,925,871
1.38%, 07/15/2033(3)(4)		18,831,430	18,556,031
1.63%, 04/15/2030(3)		15,834,125	16,022,813
1.75%, 01/15/2034(3)		1,574,259	1,582,942
1.88%, 07/15/2034 to 07/15/2035(3)		14,650,592	14,809,828
2.13%, 01/15/2035(3)		3,401,209	3,501,434
2.38%, 10/15/2028		6,340,773	6,562,336
			179,934,085
U.S. Government Agency — 6.0%
Tennessee Valley Authority
5.25%, 02/01/2055		4,000,000	4,058,324
Uniform Mtg. Backed Securities
5.50%, December 30 TBA		8,200,000	8,303,369
6.00%, December 30 TBA		9,955,000	10,192,418
			22,554,111
Total U.S. Government & Agency Obligations (cost $220,956,847)			202,488,196
FOREIGN GOVERNMENT OBLIGATIONS — 41.7%
Regional(State/Province) — 1.8%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,692,250	5,440,583
Security Description		Shares or Principal Amount	Value

Regional(State/Province) (continued)
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	$ 1,307,038
			6,747,621
Sovereign — 39.9%
Bonos de la Tesoreria de la Republica TIPS
2.00%, 03/01/2035(3)	CLP	8,919,807,750	9,403,383
Commonwealth of Australia TIPS
0.97%, 11/21/2027(3)	AUD	13,495,616	8,811,536
1.68%, 08/21/2040(3)	AUD	6,825,212	3,798,479
2.80%, 08/21/2035(3)	AUD	19,310,166	12,482,790
Federative Republic of Brazil TIPS
6.00%, 05/15/2027(3)	BRL	9,215,000	7,647,045
6.00%, 05/15/2035(3)	BRL	15,665,000	12,298,782
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	13,595,271	15,053,505
Government of New Zealand TIPS
3.33%, 09/20/2040(3)	NZD	16,208,805	8,958,945
3.36%, 09/20/2035(3)	NZD	16,849,107	9,768,955
Government of Romania
4.63%, 04/03/2049	EUR	1,445,000	1,326,501
Government of Spain TIPS
0.70%, 11/30/2033*(3)	EUR	14,668,972	16,483,562
Republic of Italy TIPS
0.10%, 05/15/2033*(3)	EUR	13,389,527	14,181,921
United Kingdom Gilt Treasury TIPS
1.13%, 09/22/2035(3)	GBP	9,730,890	12,389,472
United Mexican States
6.00%, 05/07/2036		$ 500,000	509,200
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	294,262,546	14,700,425
4.00%, 10/29/2054(3)	MXN	62,483,188	3,163,144
			150,977,645
Total Foreign Government Obligations (cost $153,909,731)			157,725,266
MUNICIPAL SECURITIES — 0.9%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,661,003
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,624,057
Total Municipal Securities (cost $3,595,013)			3,285,060
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	705
Total Long-Term Investment Securities (cost $406,495,352)			391,466,633

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $2,421,147 and collateralized by $2,510,000 of United States Treasury Notes, , bearing interest at 1.88% due 02/28/2027 and having an approximate value of $2,469,489
(cost $2,420,912)	$ 2,420,912	$ 2,420,912
TOTAL INVESTMENTS (cost $408,916,264)(6)	104.2%	393,887,545
Other assets less liabilities	(4.2)	(16,037,914)
NET ASSETS	100.0%	$377,849,631
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $58,169,052 representing 15.4% of net assets.
#	The security or a portion thereof is out on loan.
At November 30, 2025, the Fund had loaned securities with a total value of $63,086. This was secured by collateral of $66,402 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Home Loan Mtg. Corp.	0.44% to 5.67%	06/01/2029 to 06/25/2055	$28,248
Federal National Mtg. Assoc.	1.41% to 7.05%	01/01/2026 to 10/25/2055	15,028
Government National Mtg. Assoc.	0.75% to 6.98%	02/16/2034 to 03/20/2065	23,126
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Securities classified as Level 3 (see Note 2).
(6)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at November 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	24,590,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ —	$ 50,337	$50,337
Centrally Cleared	13,805,000	USD	Fixed 2.545	12-Month USA CPI	Maturity	Maturity	Mar 2028	7,048	(10,334)	(3,286)
								$7,048	$40,003	$47,051
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,880,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$179,357	$(30,771)	$148,586
SOFR—Secured Overnight Financing Rate

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
66	Long	U.S. Treasury Long Bonds	March 2026	$ 7,742,145	$ 7,750,875	$ 8,730
29	Long	U.S. Treasury Ultra 10 Year Notes	March 2026	3,358,815	3,369,891	11,076
49	Long	U.S. Treasury Ultra Bonds	March 2026	5,912,211	5,925,938	13,727
274	Short	U.S. Treasury 5 Year Notes	March 2026	30,079,316	30,075,781	3,535
						$37,068
						Unrealized (Depreciation)
171	Long	Australian 10 Year Bonds	December 2025	$12,675,902	$12,520,456	$(155,446)
7	Long	Euro Buxl 30 Year Bonds	December 2025	939,728	924,335	(15,393)
3	Long	U.S. Treasury 10 Year Notes	March 2026	340,036	340,032	(4)
82	Short	Canada 10 Year Bonds	March 2026	7,186,806	7,213,911	(27,105)
102	Short	Euro-BTP	December 2025	14,038,475	14,364,830	(326,355)
91	Short	Euro-BUND	December 2025	13,577,829	13,608,676	(30,847)
82	Short	Euro-OAT	December 2025	11,425,421	11,689,017	(263,596)
43	Short	Long Gilt	March 2026	5,174,649	5,212,653	(38,004)
						$(856,750)
		Net Unrealized Appreciation (Depreciation)				$(819,682)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	38,204,000	USD	22,823,795	12/17/2025	$ 888,187	$ —
	USD	3,652,651	NZD	6,351,000	12/17/2025	—	(6,094)
						888,187	(6,094)
Bank of America, N.A.	MXN	8,700,000	USD	469,671	12/17/2025	—	(4,928)
	USD	2,272,023	MXN	42,173,000	12/17/2025	28,582	—
						28,582	(4,928)
Barclays Bank PLC	BRL	1,600,000	USD	295,063	12/17/2025	—	(3,866)
	USD	391,606	BRL	2,100,000	12/17/2025	737	—
	USD	5,104,700	EUR	4,358,000	12/17/2025	—	(45,222)
	USD	3,343,856	GBP	2,541,000	12/17/2025	21,700	—
						22,437	(49,088)
Canadian Imperial Bank of Commerce	USD	5,053,956	AUD	7,777,000	12/17/2025	40,695	—
Citibank, N.A.	BRL	133,447,000	USD	24,121,432	12/17/2025	—	(810,515)
	USD	502,879	AUD	770,000	12/17/2025	1,542	—
						1,542	(810,515)
Credit Agricole SA	NZD	790,000	USD	453,779	12/17/2025	184	—
Deutsche Bank AG	EUR	53,957,000	USD	63,549,010	12/17/2025	906,921	—
Goldman Sachs International	GBP	13,568,000	USD	18,350,421	12/17/2025	379,599	—
	USD	1,132,908	MXN	20,910,000	12/17/2025	7,766	—
						387,365	—
HSBC Bank PLC	CAD	7,344,000	USD	5,326,010	12/17/2025	65,186	—
JPMorgan Chase Bank, N.A.	CLP	8,469,792,000	USD	8,790,286	12/17/2025	—	(335,596)
	USD	4,866,255	BRL	26,870,000	12/17/2025	153,876	—
	USD	3,039,258	EUR	2,617,000	12/17/2025	—	(1,018)
						153,876	(336,614)
Morgan Stanley & Co. International PLC	CLP	280,000,000	USD	296,485	12/17/2025	—	(5,205)
	MXN	7,100,000	USD	383,053	12/17/2025	—	(4,263)
	NZD	670,000	USD	383,978	12/17/2025	—	(717)
						—	(10,185)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Royal Bank of Canada	AUD	47,623,000	USD	31,530,855	12/17/2025	$ 333,402	$ —
	USD	2,335,352	GBP	1,739,000	12/17/2025	—	(32,045)
	USD	2,701,370	MXN	50,008,000	12/17/2025	26,647	—
						360,049	(32,045)
State Street Bank & Trust Co.	AUD	1,290,000	USD	844,585	12/17/2025	—	(484)
Toronto Dominion Bank	USD	383,825	EUR	328,000	12/17/2025	—	(3,029)
Wells Fargo & Co.	MXN	426,543,000	USD	22,703,311	12/17/2025	—	(565,294)
Unrealized Appreciation (Depreciation)						$2,855,024	$(1,818,276)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$14,087,885	$—	$14,087,885
Asset Backed Securities	—	4,405,864	—	4,405,864
Collateralized Mortgage Obligations	—	9,473,657	—	9,473,657
U.S. Government & Agency Obligations	—	202,488,196	—	202,488,196
Foreign Government Obligations	—	157,725,266	—	157,725,266
Municipal Securities	—	3,285,060	—	3,285,060
Escrows and Litigation Trusts	—	—	705	705
Repurchase Agreements	—	2,420,912	—	2,420,912
Total Investments at Value	$—	$393,886,840	$705	$393,887,545
Other Financial Instruments:†
Swaps	$—	$50,337	$—	$50,337
Futures Contracts	37,068	—	—	37,068
Forward Foreign Currency Contracts	—	2,855,024	—	2,855,024
Total Other Financial Instruments	$37,068	$2,905,361	$—	$2,942,429
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$41,105	$—	$41,105
Futures Contracts	856,750	—	—	856,750
Forward Foreign Currency Contracts	—	1,818,276	—	1,818,276
Total Other Financial Instruments	$856,750	$1,859,381	$—	$2,716,131
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Australia — 6.2%
ANZ Group Holdings, Ltd.	318,891	$ 7,245,962
APA Group	136,968	831,662
Aristocrat Leisure, Ltd.	58,876	2,258,760
ASX, Ltd.	21,391	815,711
BHP Group, Ltd.#	540,987	14,835,061
Brambles, Ltd.	146,110	2,305,629
CAR Group, Ltd.	40,066	913,129
Cochlear, Ltd.#	6,990	1,278,628
Coles Group, Ltd.	143,364	2,096,377
Commonwealth Bank of Australia#	178,312	17,839,869
Computershare, Ltd.	55,638	1,309,392
CSL, Ltd.	51,755	6,313,188
Evolution Mining, Ltd.#	214,023	1,688,703
Fortescue, Ltd.#	181,001	2,545,101
Goodman Group#	217,098	4,225,048
Insurance Australia Group, Ltd.	252,812	1,286,445
Lottery Corp., Ltd.	234,043	838,993
Lynas Rare Earths, Ltd.†	96,521	918,808
Macquarie Group, Ltd.#	38,701	5,011,679
Medibank Private, Ltd.	292,109	909,587
National Australia Bank, Ltd.	325,821	8,573,233
Northern Star Resources, Ltd.	145,055	2,613,158
Origin Energy, Ltd.	184,135	1,409,907
Pro Medicus, Ltd.	6,141	1,076,154
Qantas Airways, Ltd.	81,002	530,888
QBE Insurance Group, Ltd.	161,397	2,037,638
REA Group, Ltd.#	5,822	747,631
Rio Tinto, Ltd.#	39,677	3,441,123
Santos, Ltd.#	347,136	1,472,191
Scentre Group	555,115	1,484,609
SGH, Ltd.#	22,221	690,519
Sigma Healthcare, Ltd.#	491,069	926,160
Sonic Healthcare, Ltd.	51,221	782,654
South32, Ltd.	480,525	1,014,674
Stockland	256,503	1,013,575
Suncorp Group, Ltd.	115,742	1,332,732
Telstra Group, Ltd.	425,908	1,373,234
Transurban Group#	332,237	3,251,091
Vicinity, Ltd.	424,905	685,202
Washington H. Soul Pattinson & Co., Ltd.#	36,227	898,451
Wesfarmers, Ltd.	120,493	6,473,371
Westpac Banking Corp.	365,763	9,024,387
WiseTech Global, Ltd.#	21,460	1,027,631
Woodside Energy Group, Ltd.#	202,947	3,321,049
Woolworths Group, Ltd.#	130,569	2,508,170
		133,177,164
Austria — 0.3%
Erste Group Bank AG	32,908	3,599,297
OMV AG	15,741	871,545
Raiffeisen Bank International AG	14,020	567,158
Verbund AG	7,475	548,014
		5,586,014
Belgium — 0.8%
Ageas SA	15,948	1,088,332
Anheuser-Busch InBev SA NV#	105,651	6,497,917
D'ieteren Group#	2,334	406,729
Elia Group SA	4,782	578,031
Financiere de Tubize SA	2,134	520,855
Groupe Bruxelles Lambert NV#	8,542	739,555
KBC Group NV	24,546	3,027,026
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Lotus Bakeries NV#	45	$ 404,233
Sofina SA#	1,680	473,327
Syensqo SA#	7,974	650,814
UCB SA	13,513	3,780,011
		18,166,830
Bermuda — 0.2%
Aegon, Ltd.#	141,326	1,135,897
CK Infrastructure Holdings, Ltd.	66,500	460,358
Hongkong Land Holdings, Ltd.	116,700	741,717
Jardine Matheson Holdings, Ltd.	17,300	1,137,480
		3,475,452
Denmark — 1.9%
AP Moller-Maersk A/S, Series A	318	637,451
AP Moller-Maersk A/S, Series B	412	824,341
Carlsberg A/S, Class B	10,048	1,248,502
Coloplast A/S, Class B	13,480	1,216,818
Danske Bank A/S	71,398	3,286,702
Demant A/S†	9,493	323,492
DSV A/S	21,845	4,978,662
Genmab A/S†	6,514	2,104,285
Novo Nordisk A/S, Class B	343,165	16,909,434
Novonesis (Novozymes), Class B	37,663	2,349,302
Orsted A/S*†	55,454	1,180,011
Pandora A/S	8,444	1,009,818
ROCKWOOL A/S, Class B	10,217	345,331
Tryg A/S	35,559	881,245
Vestas Wind Systems A/S	107,939	2,567,384
		39,862,778
Finland — 1.1%
Elisa Oyj	15,203	666,774
Fortum Oyj	47,745	980,748
Kesko Oyj, Class B	29,193	621,603
Kone Oyj, Class B	36,329	2,469,680
Metso Oyj	70,883	1,168,608
Neste Oyj	44,985	869,828
Nokia Oyj	553,987	3,354,448
Nordea Bank Abp	330,902	5,884,644
Orion Oyj, Class B	11,460	820,337
Sampo Oyj, Class A	258,790	3,044,209
Stora Enso Oyj, Class R	63,326	745,174
UPM-Kymmene Oyj	56,407	1,540,013
Wartsila OYJ Abp	53,759	1,744,468
		23,910,534
France — 9.6%
Accor SA	20,946	1,137,819
Aeroports de Paris SA	3,702	543,079
Air Liquide SA	61,615	11,802,993
Alstom SA†	36,890	967,134
Amundi SA*	6,738	539,915
AXA SA	184,826	8,344,214
BioMerieux	4,521	566,333
BNP Paribas SA	107,097	9,215,349
Bollore SE	77,662	430,956
Bouygues SA	20,321	1,015,751
Bureau Veritas SA	36,384	1,165,288
Capgemini SE	16,432	2,570,083
Carrefour SA	62,648	961,262
Cie de Saint-Gobain SA	48,008	4,796,788
Cie Generale des Etablissements Michelin SCA	71,662	2,342,597
Covivio SA	6,155	397,993

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	113,198	$ 2,172,757
Danone SA	68,730	6,137,420
Dassault Aviation SA	2,095	657,507
Dassault Systemes SE	71,847	2,011,671
Edenred SE	25,641	550,114
Eiffage SA	7,282	1,005,035
Engie SA	195,220	4,962,839
EssilorLuxottica SA	32,177	11,532,014
FDJ United	12,299	346,406
Gecina SA	5,027	466,087
Getlink SE	32,332	584,426
Hermes International S.C.A.	3,367	8,205,134
Ipsen SA	4,116	594,140
Kering SA	7,957	2,713,505
Klepierre SA	22,696	883,342
Legrand SA	28,030	4,251,162
L'Oreal SA	25,593	11,156,362
LVMH Moet Hennessy Louis Vuitton SE	26,646	19,774,340
Orange SA	199,023	3,283,953
Pernod Ricard SA	21,571	1,943,830
Publicis Groupe SA	24,464	2,385,926
Renault SA	20,184	808,037
Rexel SA	23,469	894,029
Safran SA	38,368	12,949,977
Sanofi SA	117,697	11,729,200
Sartorius Stedim Biotech	3,197	770,088
Schneider Electric SE	58,419	15,716,129
Societe Generale SA	75,297	5,252,684
Sodexo SA	9,456	499,975
Thales SA	9,905	2,589,517
TotalEnergies SE	211,606	13,906,113
Veolia Environnement SA	67,302	2,289,279
Vinci SA	52,859	7,495,242
		207,315,794
Germany — 9.5%
adidas AG	18,277	3,409,497
Allianz SE	41,147	17,777,353
BASF SE	95,397	4,970,767
Bayer AG	105,006	3,714,587
Bayerische Motoren Werke AG	29,988	3,063,453
Bayerische Motoren Werke AG (Preference Shares)	5,652	532,921
Beiersdorf AG	10,406	1,120,017
Brenntag SE	12,711	729,430
Commerzbank AG	78,089	3,067,777
Continental AG	11,594	868,342
Covestro AG†	19,191	1,378,322
CTS Eventim AG & Co. KGaA	6,670	653,652
Daimler Truck Holding AG	50,783	2,148,932
Delivery Hero SE*†	20,126	472,216
Deutsche Bank AG	197,826	7,026,979
Deutsche Boerse AG	19,955	5,334,877
Deutsche Lufthansa AG	65,632	629,895
Deutsche Post AG	102,609	5,344,381
Deutsche Telekom AG	391,995	12,632,949
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,495	647,293
E.ON SE	237,649	4,233,100
Evonik Industries AG	27,982	430,923
Fresenius Medical Care AG	23,521	1,125,817
Fresenius SE & Co. KGaA	45,151	2,477,420
GEA Group AG	15,661	1,061,368
Hannover Rueck SE	6,445	1,941,419
Security Description	Shares or Principal Amount	Value

Germany (continued)
Heidelberg Materials AG	14,304	$ 3,674,194
Henkel AG & Co. KGaA	10,899	818,559
Henkel AG & Co. KGaA (Preference Shares)	17,021	1,374,969
Hensoldt AG	7,011	556,181
HOCHTIEF AG	1,656	585,763
Infineon Technologies AG	139,582	5,885,069
Knorr-Bremse AG	7,513	796,854
LEG Immobilien SE	8,077	607,609
Mercedes-Benz Group AG	76,558	5,167,060
Merck KGaA	13,814	1,858,116
MTU Aero Engines AG	5,753	2,351,485
Muenchener Rueckversicherungs-Gesellschaft AG	13,897	8,773,024
Nemetschek SE	6,317	705,530
Porsche Automobil Holding SE (Preference Shares)	16,722	720,508
Rational AG	565	422,702
Rheinmetall AG	4,905	8,425,742
RWE AG	67,579	3,434,518
SAP SE	111,265	26,928,949
Sartorius AG (Preference Shares)	2,725	795,227
Scout24 SE*	7,922	810,132
Siemens AG	80,980	21,458,891
Siemens Energy AG†	82,578	11,049,123
Siemens Healthineers AG*	36,170	1,798,204
Symrise AG	14,192	1,176,548
Talanx AG	6,825	886,307
Volkswagen AG (Preference Shares)	22,040	2,516,316
Vonovia SE	80,383	2,436,051
Zalando SE*†	24,000	646,939
		203,454,257
Hong Kong — 1.9%
AIA Group, Ltd.	1,119,200	11,662,239
BOC Hong Kong Holdings, Ltd.	395,500	1,906,772
CK Asset Holdings, Ltd.	205,500	1,055,447
CK Hutchison Holdings, Ltd.	286,500	2,026,613
CLP Holdings, Ltd.	175,500	1,533,595
Futu Holdings, Ltd. ADR	6,060	1,028,140
Galaxy Entertainment Group, Ltd.	210,000	1,089,046
Hang Seng Bank, Ltd.	80,500	1,573,392
Henderson Land Development Co., Ltd.#	159,000	600,087
HKT Trust & HKT, Ltd.	387,000	591,915
Hong Kong & China Gas Co., Ltd.#	1,197,000	1,113,733
Hong Kong Exchanges & Clearing, Ltd.	127,700	6,790,373
Link REIT	277,900	1,319,426
MTR Corp., Ltd.#	170,500	676,961
Power Assets Holdings, Ltd.	146,500	979,843
Sino Land Co., Ltd.#	392,000	526,280
SITC International Holdings Co., Ltd.	144,000	495,447
Sun Hung Kai Properties, Ltd.	155,000	1,966,403
Swire Pacific, Ltd., Class A	37,000	317,742
Techtronic Industries Co., Ltd.	156,500	1,842,573
WH Group, Ltd.*	884,500	926,999
Wharf Holdings, Ltd.#	111,000	337,171
Wharf Real Estate Investment Co., Ltd.	182,000	574,695
		40,934,892
Ireland — 0.5%
AIB Group PLC	228,387	2,350,014
Bank of Ireland Group PLC	100,575	1,858,188
DCC PLC#	10,492	692,526
Kerry Group PLC, Class A	17,499	1,623,372

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	16,540	$ 1,415,903
Ryanair Holdings PLC	89,334	2,925,632
		10,865,635
Isle of Man — 0.0%
Entain PLC	64,939	668,034
Israel — 1.0%
Azrieli Group, Ltd.	4,650	471,721
Bank Hapoalim BM	133,608	2,884,443
Bank Leumi Le-Israel BM	157,658	3,299,533
Check Point Software Technologies, Ltd.†	9,266	1,730,611
CyberArk Software, Ltd.†	5,107	2,342,019
Elbit Systems, Ltd.	2,926	1,372,588
ICL Group, Ltd.	84,485	467,090
Israel Discount Bank, Ltd., Class A	130,137	1,359,629
Mizrahi Tefahot Bank, Ltd.	16,372	1,144,476
Monday.com, Ltd.†	4,341	624,496
Nice, Ltd.†	6,901	734,061
Nova, Ltd.†	3,192	995,529
Phoenix Financial, Ltd.	24,618	990,366
Teva Pharmaceutical Industries, Ltd. ADR†	122,592	3,296,499
Wix.com, Ltd.†	5,950	569,474
		22,282,535
Italy — 2.8%
Banca Mediolanum SpA#	24,479	524,595
Banca Monte dei Paschi di Siena SpA	211,093	2,002,168
Banco BPM SpA#	121,462	1,753,518
BPER Banca SpA	156,306	1,887,420
Buzzi SpA	8,210	506,705
Enel SpA	865,366	8,947,665
Eni SpA#	218,621	4,091,873
FinecoBank Banca Fineco SpA	65,368	1,599,856
Generali#	91,106	3,617,741
Infrastrutture Wireless Italiane SpA*#	30,987	283,403
Intesa Sanpaolo SpA#	1,515,929	9,852,593
Leonardo SpA	43,257	2,358,477
Moncler SpA	24,967	1,688,050
Nexi SpA*#	60,476	282,248
Poste Italiane SpA*#	48,861	1,169,676
Prysmian SpA#	30,092	3,009,453
Recordati Industria Chimica e Farmaceutica SpA#	12,294	726,605
Snam SpA	215,534	1,434,265
Telecom Italia SpA†	1,261,404	710,304
Terna - Rete Elettrica Nazionale#	150,386	1,587,061
UniCredit SpA	149,273	11,158,740
Unipol Assicurazioni SpA#	37,749	866,624
		60,059,040
Japan — 22.3%
Advantest Corp.	81,500	10,821,128
Aeon Co., Ltd.#	238,000	4,311,751
AGC, Inc.	21,400	739,799
Aisin Corp.	52,700	937,591
Ajinomoto Co., Inc.	96,700	2,242,200
ANA Holdings, Inc.	16,700	314,984
Asahi Group Holdings, Ltd.	154,400	1,791,450
Asahi Kasei Corp.	131,400	1,096,673
Asics Corp.	74,600	1,782,625
Astellas Pharma, Inc.	193,400	2,435,879
Bandai Namco Holdings, Inc.	62,500	1,830,893
Bridgestone Corp.	61,000	2,859,085
Security Description	Shares or Principal Amount	Value

Japan (continued)
Canon, Inc.#	92,700	$ 2,732,672
Capcom Co., Ltd.	37,000	905,335
Central Japan Railway Co.	82,600	2,254,410
Chiba Bank, Ltd.#	61,500	647,267
Chubu Electric Power Co., Inc.	72,900	1,139,469
Chugai Pharmaceutical Co., Ltd.	71,000	3,827,953
Dai Nippon Printing Co., Ltd.	42,000	709,670
Daifuku Co., Ltd.#	34,500	1,094,237
Dai-ichi Life Holdings, Inc.	375,800	2,930,530
Daiichi Sankyo Co., Ltd.#	191,800	4,734,213
Daikin Industries, Ltd.	28,200	3,658,887
Daito Trust Construction Co., Ltd.	32,000	611,818
Daiwa House Industry Co., Ltd.	59,900	2,042,649
Daiwa Securities Group, Inc.#	142,600	1,181,299
Denso Corp.	186,700	2,457,805
Disco Corp.	9,700	2,713,124
East Japan Railway Co.	103,100	2,666,409
Ebara Corp.	49,200	1,286,610
Eisai Co., Ltd.	27,100	847,972
ENEOS Holdings, Inc.	289,300	1,904,298
FANUC Corp.	99,800	3,197,959
Fast Retailing Co., Ltd.	20,400	7,473,332
Fuji Electric Co., Ltd.	14,400	1,018,387
FUJIFILM Holdings Corp.	119,700	2,574,129
Fujikura, Ltd.	26,900	3,088,173
Fujitsu, Ltd.	186,500	4,996,520
Hankyu Hanshin Holdings, Inc.#	25,700	645,094
Hikari Tsushin, Inc.	1,700	472,680
Hitachi, Ltd.	488,200	15,534,776
Honda Motor Co., Ltd.	393,800	3,977,791
Hoya Corp.	36,400	5,461,666
Hulic Co., Ltd.	50,300	554,961
Idemitsu Kosan Co., Ltd.	84,000	624,934
IHI Corp.	109,900	1,958,120
Inpex Corp.	94,200	1,975,486
Isuzu Motors, Ltd.	57,200	918,368
ITOCHU Corp.	127,000	7,645,462
Japan Airlines Co., Ltd.	15,100	280,932
Japan Exchange Group, Inc.	105,400	1,208,110
Japan Post Bank Co., Ltd.	189,400	2,276,573
Japan Post Holdings Co., Ltd.	190,700	1,873,581
Japan Post Insurance Co., Ltd.	20,100	558,971
Japan Tobacco, Inc.	128,300	4,826,575
JFE Holdings, Inc.#	61,500	753,799
JX Advanced Metals Corp.	59,400	634,220
Kajima Corp.	45,200	1,683,566
Kansai Electric Power Co., Inc.	101,300	1,732,486
Kao Corp.	49,800	2,012,416
Kawasaki Heavy Industries, Ltd.	15,900	1,005,212
Kawasaki Kisen Kaisha, Ltd.#	38,400	511,215
KDDI Corp.	312,400	5,392,103
Keyence Corp.	20,600	7,005,403
Kikkoman Corp.#	74,000	677,623
Kioxia Holdings Corp.†	14,400	865,813
Kirin Holdings Co., Ltd.	82,600	1,296,058
Kobe Bussan Co., Ltd.#	16,500	400,311
Komatsu, Ltd.	101,600	3,327,511
Konami Group Corp.#	10,700	1,632,309
Kubota Corp.	104,600	1,522,153
Kyocera Corp.	137,200	1,876,284
Kyowa Kirin Co., Ltd.	25,900	435,824
Lasertec Corp.#	8,500	1,539,437
LY Corp.	296,800	804,354

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
M3, Inc.#	47,200	$ 775,897
Makita Corp.	23,900	697,116
Marubeni Corp.	150,900	3,977,723
MatsukiyoCocokara & Co.	35,100	648,400
Minebea Mitsumi, Inc.	39,600	803,514
Mitsubishi Chemical Group Corp.	136,800	771,590
Mitsubishi Corp.	343,900	8,147,970
Mitsubishi Electric Corp.	203,300	5,534,791
Mitsubishi Estate Co., Ltd.	113,600	2,693,710
Mitsubishi HC Capital, Inc.	94,100	752,028
Mitsubishi Heavy Industries, Ltd.	341,000	8,608,392
Mitsubishi UFJ Financial Group, Inc.	1,221,600	19,213,074
Mitsui & Co., Ltd.	264,000	7,006,652
Mitsui Fudosan Co., Ltd.	282,500	3,320,516
Mitsui OSK Lines, Ltd.#	36,800	1,044,247
Mizuho Financial Group, Inc.	265,300	9,345,012
MonotaRO Co., Ltd.#	27,400	400,883
MS&AD Insurance Group Holdings, Inc.	137,500	3,072,460
Murata Manufacturing Co., Ltd.	178,300	3,665,612
NEC Corp.	138,500	5,231,968
Nexon Co., Ltd.	35,200	856,966
NIDEC Corp.#	89,200	1,124,033
Nintendo Co., Ltd.	118,000	10,001,839
Nippon Building Fund, Inc.	832	795,183
Nippon Paint Holdings Co., Ltd.#	103,500	674,683
Nippon Sanso Holdings Corp.#	18,900	614,886
Nippon Steel Corp.	516,900	2,080,164
Nippon Yusen KK#	43,900	1,390,954
Nissan Motor Co., Ltd.†	243,100	595,785
Nitori Holdings Co., Ltd.#	42,800	740,401
Nitto Denko Corp.#	72,300	1,786,062
Nomura Holdings, Inc.	321,200	2,420,106
Nomura Research Institute, Ltd.	40,400	1,624,044
NTT, Inc.	3,193,900	3,183,274
Obayashi Corp.	66,800	1,361,245
Obic Co., Ltd.	34,600	1,112,833
Olympus Corp.#	121,800	1,642,908
Oracle Corp. Japan	4,200	360,940
Oriental Land Co., Ltd.#	115,500	2,227,513
ORIX Corp.	124,300	3,390,507
Osaka Gas Co., Ltd.#	38,000	1,333,198
Otsuka Corp.	24,900	492,350
Otsuka Holdings Co., Ltd.	46,400	2,629,391
Pan Pacific International Holdings Corp.	202,900	1,229,954
Panasonic Holdings Corp.	249,200	3,134,825
Rakuten Group, Inc.†	161,900	988,947
Recruit Holdings Co., Ltd.	150,000	7,754,829
Renesas Electronics Corp.	179,900	2,130,854
Resona Holdings, Inc.	221,900	2,257,482
Ryohin Keikaku Co., Ltd.	54,000	1,071,033
Sanrio Co., Ltd.	19,500	696,899
SBI Holdings, Inc.	59,600	1,253,894
SCREEN Holdings Co., Ltd.#	8,800	722,510
SCSK Corp.	17,100	623,178
Secom Co., Ltd.#	42,300	1,429,949
Seibu Holdings, Inc.	22,400	695,234
Sekisui Chemical Co., Ltd.#	40,000	680,570
Sekisui House, Ltd.#	63,800	1,427,848
Seven & i Holdings Co., Ltd.	222,700	3,065,630
SG Holdings Co., Ltd.#	31,300	312,749
Shimadzu Corp.#	25,800	736,317
Shimano, Inc.#	7,700	819,552
Security Description	Shares or Principal Amount	Value

Japan (continued)
Shin-Etsu Chemical Co., Ltd.	178,800	$ 5,392,622
Shionogi & Co., Ltd.	78,900	1,351,611
Shiseido Co., Ltd.#	43,600	621,002
SMC Corp.#	6,100	2,142,237
SoftBank Corp.#	3,065,600	4,381,211
SoftBank Group Corp.	101,700	10,941,668
Sompo Holdings, Inc.#	94,900	3,005,206
Sony Financial Holdings, Inc.†	649,500	614,552
Sony Group Corp.	655,300	19,219,082
Subaru Corp.	62,700	1,405,275
Sumitomo Corp.	116,500	3,651,839
Sumitomo Electric Industries, Ltd.	76,400	3,001,081
Sumitomo Metal Mining Co., Ltd.#	25,700	845,231
Sumitomo Mitsui Financial Group, Inc.#	390,500	11,822,632
Sumitomo Mitsui Trust Group, Inc.	67,600	1,956,042
Sumitomo Realty & Development Co., Ltd.	32,100	1,549,883
Suntory Beverage & Food, Ltd.	15,200	481,803
Suzuki Motor Corp.	168,000	2,624,498
Sysmex Corp.	54,900	526,007
T&D Holdings, Inc.	49,300	1,070,752
Taisei Corp.	15,600	1,332,856
Takeda Pharmaceutical Co., Ltd.	170,000	4,899,301
TDK Corp.	207,800	3,402,572
Terumo Corp.	142,400	2,236,597
TIS, Inc.	23,200	765,829
Toho Co., Ltd.#	10,800	621,803
Tokio Marine Holdings, Inc.	195,200	6,881,795
Tokyo Electron, Ltd.	47,600	9,812,819
Tokyo Gas Co., Ltd.	33,600	1,361,526
Tokyo Metro Co., Ltd.#	30,500	313,426
Tokyu Corp.#	54,500	635,500
Toppan Holdings, Inc.	25,200	812,892
Toray Industries, Inc.	148,200	962,757
Toyota Industries Corp.#	17,400	1,947,449
Toyota Motor Corp.	1,009,800	20,390,266
Toyota Tsusho Corp.	73,800	2,386,769
Trend Micro, Inc.	13,600	678,605
Tsuruha Holdings, Inc.	28,100	498,060
Unicharm Corp.#	119,400	699,527
West Japan Railway Co.#	43,100	857,015
Yamaha Motor Co., Ltd.	97,900	709,633
Yokogawa Electric Corp.	24,400	779,445
Yokohama Financial Group, Inc.	110,100	869,893
Zensho Holdings Co., Ltd.#	10,500	632,723
ZOZO, Inc.#	45,700	392,576
		480,430,304
Jersey — 0.5%
CVC Capital Partners PLC*	23,265	384,596
Experian PLC	97,257	4,278,831
Glencore PLC	1,071,078	5,126,856
		9,790,283
Luxembourg — 0.6%
ArcelorMittal SA	50,134	2,162,212
Eurofins Scientific SE	12,499	851,047
InPost SA#†	25,237	295,636
Spotify Technology SA†	16,341	9,786,134
Tenaris SA	40,103	809,587
		13,904,616
Macau — 0.0%
Sands China, Ltd.	259,600	710,057

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands — 6.3%
ABN AMRO Bank NV CVA*	62,328	$ 2,112,127
Adyen NV*#†	2,694	4,194,271
AerCap Holdings NV	18,859	2,527,106
Airbus SE	63,315	14,692,651
Akzo Nobel NV	18,254	1,190,374
Argenx SE†	6,541	5,959,260
ASM International NV	5,009	2,780,074
ASML Holding NV	41,358	43,890,230
ASR Nederland NV#	16,763	1,129,363
BE Semiconductor Industries NV#	7,806	1,187,335
Davide Campari-Milano NV#	67,258	460,422
Euronext NV*	8,076	1,239,961
EXOR NV	9,864	829,155
Ferrari NV#	13,368	5,251,662
Ferrovial SE#	54,899	3,595,024
Heineken Holding NV#	13,795	985,330
Heineken NV#	30,783	2,507,417
IMCD NV#	6,436	577,018
ING Groep NV	321,286	8,342,738
JDE Peet's NV	18,263	670,005
Koninklijke Ahold Delhaize NV#	95,571	3,952,759
Koninklijke KPN NV#	415,666	1,898,014
Koninklijke Philips NV#	82,337	2,321,169
Nebius Group NV#†	22,602	2,144,252
NN Group NV	28,752	2,086,960
Prosus NV	139,850	8,806,658
QIAGEN NV	23,146	1,104,615
Randstad NV#	11,896	463,641
Stellantis NV#	215,516	2,304,498
STMicroelectronics NV	71,200	1,638,611
Universal Music Group NV#	117,622	3,013,812
Wolters Kluwer NV	24,775	2,633,926
		136,490,438
New Zealand — 0.2%
Contact Energy, Ltd.	89,514	495,018
Fisher & Paykel Healthcare Corp., Ltd.	62,663	1,342,138
Infratil, Ltd.	107,952	723,288
Meridian Energy, Ltd.	156,636	506,516
Xero, Ltd.†	17,595	1,413,992
		4,480,952
Norway — 0.6%
Aker BP ASA	33,286	810,211
DNB Bank ASA	94,760	2,531,746
Equinor ASA	81,985	1,880,350
Gjensidige Forsikring ASA	21,377	598,341
Kongsberg Gruppen ASA	47,008	1,114,388
Mowi ASA	49,744	1,128,847
Norsk Hydro ASA	148,029	1,059,090
Orkla ASA	74,926	801,891
Salmar ASA	7,126	416,279
Telenor ASA	65,777	950,454
Yara International ASA	18,107	661,317
		11,952,914
Portugal — 0.2%
Banco Comercial Portugues SA	805,217	768,334
EDP SA	335,405	1,498,324
Galp Energia SGPS SA#	44,049	885,405
Jeronimo Martins SGPS SA#	30,268	717,910
		3,869,973
Security Description	Shares or Principal Amount	Value

Singapore — 1.7%
CapitaLand Ascendas REIT	414,200	$ 899,236
CapitaLand Integrated Commercial Trust	625,682	1,136,012
CapitaLand Investment, Ltd.#	255,400	522,967
DBS Group Holdings, Ltd.	227,500	9,526,138
Grab Holdings, Ltd., Class A†	252,906	1,378,338
Keppel, Ltd.	155,700	1,228,716
Oversea-Chinese Banking Corp., Ltd.	362,000	5,170,372
Sea, Ltd. ADR†	40,888	5,683,841
Sembcorp Industries, Ltd.#	98,200	465,464
Singapore Airlines, Ltd.#	158,300	792,702
Singapore Exchange, Ltd.	93,400	1,217,954
Singapore Technologies Engineering, Ltd.	166,900	1,071,387
Singapore Telecommunications, Ltd.	794,300	2,895,185
United Overseas Bank, Ltd.	133,200	3,495,891
Wilmar International, Ltd.	210,700	527,012
Yangzijiang Shipbuilding Holdings, Ltd.	276,100	713,354
		36,724,569
Spain — 3.5%
Acciona SA#	2,702	543,043
ACS Actividades de Construccion y Servicios SA	18,700	1,731,374
Aena SME SA*	80,163	2,181,861
Amadeus IT Group SA	48,151	3,547,614
Banco Bilbao Vizcaya Argentaria SA	613,978	13,241,328
Banco de Sabadell SA	536,967	1,947,829
Banco Santander SA	1,586,069	16,953,020
Bankinter SA#	72,056	1,135,548
CaixaBank SA	416,535	4,635,791
Cellnex Telecom SA*#	52,858	1,586,077
EDP Renovaveis SA#	34,902	464,901
Endesa SA	33,949	1,231,506
Grifols SA#	32,648	399,542
Iberdrola SA	676,307	14,289,566
Industria de Diseno Textil SA#	116,592	6,537,597
International Consolidated Airlines Group SA#	132,843	699,133
Mapfre SA	98,440	455,647
Naturgy Energy Group SA	15,256	469,587
Repsol SA	120,231	2,232,487
Telefonica SA#	393,933	1,707,332
		75,990,783
SupraNational — 0.1%
Unibail-Rodamco-Westfield	13,014	1,384,029
Sweden — 3.1%
AddTech AB, Class B	27,496	946,640
Alfa Laval AB	30,925	1,460,091
Assa Abloy AB, Class B	107,130	4,079,719
Atlas Copco AB, Class A	287,098	4,892,305
Atlas Copco AB, Class B	166,833	2,554,828
Beijer Ref AB	41,141	656,354
Boliden AB†	30,379	1,457,016
Epiroc AB, Class A	70,423	1,513,226
Epiroc AB, Class B	40,627	782,915
EQT AB	52,620	1,815,533
Essity AB, Class B	64,385	1,781,244
Evolution AB*	14,161	968,191
Fastighets AB Balder, Class B†	78,671	566,015
H & M Hennes & Mauritz AB, Class B	52,587	954,360
Hexagon AB, Class B	221,911	2,603,078
Holmen AB, Class B	8,027	293,878
Industrivarden AB, Class A	13,027	546,004
Industrivarden AB, Class C	16,973	712,006
Indutrade AB	30,126	748,257

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investment AB Latour, Class B	16,339	$ 390,739
Investor AB, Class B	194,132	6,617,191
L E Lundbergforetagen AB, Class B	8,379	444,804
Lifco AB, Class B	24,659	906,281
Nibe Industrier AB, Class B	161,983	599,870
Saab AB, Class B	34,236	1,726,427
Sagax AB, Class B	23,951	512,514
Sandvik AB	113,963	3,449,957
Securitas AB, Class B	52,567	801,623
Skandinaviska Enskilda Banken AB, Class A	161,813	3,214,571
Skanska AB, Class B	36,266	931,390
SKF AB, Class B	36,120	946,015
Svenska Cellulosa AB SCA, Class B	63,825	829,696
Svenska Handelsbanken AB, Class A	155,900	2,161,965
Swedbank AB, Class A	90,745	2,892,306
Swedish Orphan Biovitrum AB†	21,489	772,047
Tele2 AB, Class B	58,118	924,746
Telefonaktiebolaget LM Ericsson, Class B	299,130	2,883,758
Telia Co. AB	250,961	1,007,472
Trelleborg AB, Class B	21,311	895,269
Volvo AB, Class B	169,804	5,093,238
		67,333,539
Switzerland — 9.5%
ABB, Ltd.	167,521	12,069,459
Alcon AG	52,859	4,211,059
Avolta AG	9,396	516,341
Baloise Holding AG	4,406	1,153,346
Banque Cantonale Vaudoise#	3,340	405,326
Barry Callebaut AG#	393	630,984
Belimo Holding AG	1,052	1,028,009
BKW AG#	2,310	482,451
Chocoladefabriken Lindt & Spruengli AG#	11	1,640,529
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	100	1,473,913
Cie Financiere Richemont SA, Class A	57,255	12,169,461
Coca-Cola HBC AG	23,312	1,168,838
DSM-Firmenich AG	18,401	1,511,087
EMS-Chemie Holding AG#	765	522,066
Galderma Group AG	16,528	3,298,224
Geberit AG	3,626	2,829,920
Givaudan SA	977	4,120,654
Helvetia Holding AG	3,965	1,029,509
Holcim AG	54,531	5,113,773
Julius Baer Group, Ltd.#	22,018	1,576,314
Kuehne & Nagel International AG	5,147	1,034,489
Logitech International SA	16,257	1,832,751
Lonza Group AG#	7,506	5,155,163
Nestle SA	274,535	27,289,769
Novartis AG	202,576	26,430,467
Partners Group Holding AG#	2,426	2,866,729
Roche Holding AG	74,860	28,646,987
Roche Holding AG (BR)	3,421	1,360,445
Sandoz Group AG	44,678	3,161,123
Schindler Holding AG	2,472	839,791
Schindler Holding AG (Participation Certificate)	4,352	1,556,810
SGS SA#	17,696	2,031,013
Sika AG#	16,295	3,218,503
Sonova Holding AG	5,417	1,353,487
Straumann Holding AG#	11,930	1,361,530
Swatch Group AG #	3,194	645,570
Swiss Life Holding AG	3,050	3,347,018
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Swiss Prime Site AG	8,576	$ 1,265,690
Swiss Re AG#	31,697	5,574,247
Swisscom AG	2,768	1,987,247
UBS Group AG	338,214	13,012,391
VAT Group AG*	2,886	1,273,679
Zurich Insurance Group AG	15,583	11,209,826
		203,405,988
United Kingdom — 14.1%
3i Group PLC	104,042	4,354,691
Admiral Group PLC	27,828	1,168,395
Anglo American PLC	119,619	4,527,054
Antofagasta PLC	42,149	1,542,851
Ashtead Group PLC	44,920	2,875,415
Associated British Foods PLC	34,403	972,800
AstraZeneca PLC	165,231	30,636,619
Auto Trader Group PLC*	92,220	780,304
Aviva PLC	326,745	2,821,636
BAE Systems PLC	320,185	6,999,627
Barclays PLC	1,487,778	8,455,244
Barratt Redrow PLC	150,606	786,939
BP PLC	1,676,417	10,081,984
British American Tobacco PLC	232,934	13,642,414
BT Group PLC	639,180	1,532,784
Bunzl PLC	35,022	1,003,514
Centrica PLC	519,025	1,178,723
Coca-Cola Europacific Partners PLC	22,143	2,030,292
Compass Group PLC	181,429	5,699,313
Diageo PLC	237,852	5,451,569
Endeavour Mining PLC	20,580	951,704
Fresnillo PLC	23,012	803,184
GSK PLC	433,105	10,277,774
Haleon PLC	948,999	4,659,195
Halma PLC	40,578	1,916,216
Hikma Pharmaceuticals PLC	18,324	377,206
HSBC Holdings PLC	1,834,265	26,049,808
Imperial Brands PLC	81,542	3,463,113
Informa PLC	136,031	1,729,209
InterContinental Hotels Group PLC	15,371	2,038,368
Intertek Group PLC	16,826	1,031,198
J Sainsbury PLC	180,160	768,583
JD Sports Fashion PLC	271,975	278,403
Kingfisher PLC	193,085	781,541
Land Securities Group PLC	77,736	623,041
Legal & General Group PLC	599,604	1,961,450
Lloyds Banking Group PLC	6,308,203	7,991,564
London Stock Exchange Group PLC	49,782	5,873,848
M&G PLC	240,448	867,573
Marks & Spencer Group PLC	219,796	1,011,738
Melrose Industries PLC	135,922	1,072,607
National Grid PLC	523,927	7,944,085
NatWest Group PLC	856,165	7,141,689
Next PLC	12,247	2,290,884
Pearson PLC	61,715	814,705
Phoenix Group Holdings PLC	76,795	708,306
Prudential PLC	272,951	3,958,898
Reckitt Benckiser Group PLC	71,936	5,572,474
RELX PLC	194,473	7,811,025
Rentokil Initial PLC	269,994	1,487,542
Rio Tinto PLC	120,632	8,678,774
Rolls-Royce Holdings PLC	896,787	12,701,629
Sage Group PLC	100,529	1,430,202
Schroders PLC	79,889	411,409

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC	137,434	$ 1,298,426
Severn Trent PLC	28,932	1,079,095
Shell PLC†	617,191	22,706,095
Smith & Nephew PLC	85,897	1,427,176
Smiths Group PLC	35,350	1,144,270
Spirax Group PLC	8,065	716,240
SSE PLC	128,488	3,740,563
Standard Chartered PLC	207,360	4,601,526
Tesco PLC	692,612	4,129,971
Unilever PLC†	261,255	15,715,532
United Utilities Group PLC	72,883	1,193,260
Vodafone Group PLC	2,040,622	2,549,423
Whitbread PLC	19,280	635,987
Wise PLC, Class A†	70,385	821,771
		303,780,448
Total Long-Term Investment Securities (cost $1,579,557,124)		2,120,007,852
SHORT-TERM INVESTMENTS — 6.0%
Unaffiliated Investment Companies — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1)	6,455,112	6,455,112
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	123,215,845	123,215,845
Total Short-Term Investments (cost $129,670,957)		129,670,957
TOTAL INVESTMENTS (cost $1,709,228,081)(3)	104.5%	2,249,678,809
Other assets less liabilities	(4.5)	(96,440,022)
NET ASSETS	100.0%	$2,153,238,787
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $23,478,103 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $153,244,691. This was secured by collateral of $123,215,845, which was received in cash and subsequently invested in short-term investments currently valued at $123,215,845 as reported in the Portfolio of Investments. Additional collateral of $38,132,483 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	$2,899
United States Treasury Bills	0.00%	12/26/2025 to 02/26/2026	866,061
United States Treasury Notes/Bonds	0.13% to 5.00%	12/15/2025 to 08/15/2055	37,263,523
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs & Co. LLC	Pay	Redeia Corp. SA	32,782	2.19% (ESTR + 0.26%)	Monthly	08/19/2026	$572,856	$11,411	$11,411
BNP Paribas	Pay	Redeia Corp. SA	9,554	2.19% (ESTR + 0.26%)	Monthly	06/17/2027	166,953	3,326	3,326
								14,737	14,737
Hong Kong
Bank of America Merrill Lynch	Pay	Hong Kong Exchanges & Clearing, Ltd.	1,000	3.25% (HONIA + 0.30%)	Monthly	02/15/2028	54,306	(1,054)	(1,054)
Singapore
HSBC Holdings	Pay	Singapore Exchange, Ltd.	1,800	1.82% (SORA + 0.55%)	Monthly	02/10/2028	23,377	(16)	(16)
								$13,667	$13,667
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
SORA—Singapore Overnight Rate Average

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
166	Long	Euro STOXX 50 Index	December 2025	$10,675,119	$10,929,151	$254,032
54	Long	FTSE 100 Index	December 2025	6,845,613	6,966,424	120,811
30	Long	SGX Nikkei 225 Index	December 2025	4,694,846	4,830,671	135,825
27	Long	SPI 200 Index	December 2025	3,757,716	3,813,759	56,043
						$566,711
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.5%
Pharmaceuticals	7.8
Short-Term Investments	6.0
Insurance	5.7
Semiconductors	3.9
Aerospace/Defense	3.5
Oil & Gas	3.4
Telecommunications	3.3
Electric	3.2
Food	3.1
Auto Manufacturers	2.5
Retail	2.4
Mining	2.4
Machinery-Construction & Mining	2.2
Commercial Services	2.1
Chemicals	2.1
Software	2.0
Diversified Financial Services	2.0
Healthcare-Products	1.9
Electrical Components & Equipment	1.8
Cosmetics/Personal Care	1.7
Distribution/Wholesale	1.7
Apparel	1.7
Machinery-Diversified	1.6
Engineering & Construction	1.6
Building Materials	1.4
Internet	1.4
Miscellaneous Manufacturing	1.3
Beverages	1.3
Electronics	1.2
Home Furnishings	1.1
Transportation	1.0
Computers	1.0
Agriculture	1.0
Real Estate	0.8
REITS	0.8
Biotechnology	0.7
Auto Parts & Equipment	0.6
Toys/Games/Hobbies	0.6
Entertainment	0.4
Healthcare-Services	0.4
Private Equity	0.4
Household Products/Wares	0.4
Gas	0.4
Investment Companies	0.3
Iron/Steel	0.3
Food Service	0.3
Hand/Machine Tools	0.3
Lodging	0.3
Water	0.3
Leisure Time	0.2
Home Builders	0.2
Metal Fabricate/Hardware	0.2

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Airlines	0.1%
Office/Business Equipment	0.1
Energy-Alternate Sources	0.1
Media	0.1
Advertising	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Holding Companies-Diversified	0.1
104.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$1,028,140	$39,906,752	$—	$40,934,892
Israel	8,563,099	13,719,436	—	22,282,535
Japan	614,552	479,815,752	—	480,430,304
Luxembourg	9,786,134	4,118,482	—	13,904,616
Netherlands	4,671,358	131,819,080	—	136,490,438
Singapore	7,062,179	29,662,390	—	36,724,569
United Kingdom	2,030,292	301,750,156	—	303,780,448
Other Countries	—	1,085,460,050	—	1,085,460,050
Short-Term Investments	129,670,957	—	—	129,670,957
Total Investments at Value	$163,426,711	$2,086,252,098	$—	$2,249,678,809
Other Financial Instruments:†
Swaps	$—	$14,737	$—	$14,737
Futures Contracts	566,711	—	—	566,711
Total Other Financial Instruments	$566,711	$14,737	$—	$581,448
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,070	$—	$1,070
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.0%
Bahrain — 0.4%
Gulf International Bank BSC
5.75%, 06/05/2029	$ 400,000	$ 415,956
Canada — 0.4%
ERO Copper Corp.
6.50%, 02/15/2030	400,000	402,000
Cayman Islands — 0.9%
Gaci First Investment Co.
4.88%, 02/14/2035	300,000	300,227
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	500,000	519,570
		819,797
Colombia — 0.5%
Ecopetrol SA
4.63%, 11/02/2031	500,000	445,717
Luxembourg — 0.7%
PRIO Luxembourg Holding Sarl
6.75%, 10/15/2030*#	285,000	278,565
Raizen Fuels Finance SA
6.25%, 07/08/2032*#	400,000	346,360
		624,925
Mexico — 0.7%
Petroleos Mexicanos
6.70%, 02/16/2032	470,000	465,918
6.75%, 09/21/2047	250,000	203,436
		669,354
Morocco — 0.3%
OCP SA
6.70%, 03/01/2036*#	280,000	298,816
Netherlands — 0.8%
Petrobras Global Finance BV
6.25%, 01/10/2036	800,000	785,400
Singapore — 0.2%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	140,460	146,264
Turkey — 1.1%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	500,000	524,011
Turkiye Sinai Kalkinma Bankasi AS
7.38%, 07/02/2030*	500,000	518,189
		1,042,200
Total Corporate Bonds & Notes (cost $5,621,425)		5,650,429
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.0%
United States — 39.0%
United States Treasury Bonds
1.88%, 02/15/2041	1,400,000	997,555
2.88%, 05/15/2043 to 05/15/2049	970,000	748,113
3.00%, 02/15/2047	500,000	385,957
3.75%, 11/15/2043	470,000	420,558
4.25%, 02/15/2054 to 08/15/2054	2,400,000	2,234,984
4.63%, 02/15/2055	500,000	495,781
4.75%, 02/15/2041 to 05/15/2055	1,150,000	1,171,386
United States Treasury Notes
0.50%, 06/30/2027	500,000	476,856
0.88%, 11/15/2030	2,000,000	1,754,141
1.13%, 08/31/2028#	1,020,000	957,206
Security Description		Shares or Principal Amount	Value

United States (continued)
1.25%, 12/31/2026 to 08/15/2031		$ 1,950,000	$ 1,786,188
1.38%, 12/31/2028		1,500,000	1,407,773
1.38%, 11/15/2031#		400,000	350,469
1.50%, 01/31/2027		3,000,000	2,928,281
1.63%, 05/15/2031#		1,700,000	1,530,863
1.88%, 02/28/2029		1,000,000	949,961
2.38%, 05/15/2027		1,120,000	1,101,406
2.75%, 08/15/2032#		1,200,000	1,127,766
2.88%, 05/15/2028		500,000	492,754
2.88%, 05/15/2032#		1,100,000	1,045,172
3.38%, 05/15/2033#		700,000	679,438
3.63%, 08/31/2029#		900,000	902,320
3.75%, 06/30/2030		1,000,000	1,006,758
3.88%, 03/31/2027 to 08/15/2034		3,400,000	3,417,894
4.00%, 02/15/2034#		600,000	604,734
4.13%, 01/31/2027 to 02/28/2027		2,000,000	2,012,070
4.25%, 11/30/2026 to 05/15/2035		2,000,000	2,026,453
4.38%, 12/31/2029 to 11/30/2030		2,200,000	2,271,758
4.38%, 05/15/2034#		300,000	310,148
4.63%, 02/15/2035		800,000	840,219
Total U.S. Government & Agency Obligations (cost $37,013,393)			36,434,962
FOREIGN GOVERNMENT OBLIGATIONS — 53.2%
Angola — 1.1%
Republic of Angola
8.00%, 11/26/2029		700,000	677,127
9.88%, 10/15/2035*		400,000	391,605
			1,068,732
Argentina — 1.0%
Republic of Argentina
1.75%, 07/09/2030(1)		320,000	264,320
3.50%, 07/09/2041(1)		380,000	252,225
5.00%, 07/09/2035(1)		620,000	438,867
			955,412
Armenia — 0.3%
Republic of Armenia
6.75%, 03/12/2035		300,000	310,861
Australia — 2.6%
Commonwealth of Australia
1.25%, 05/21/2032	AUD	600,000	327,459
2.75%, 11/21/2027	AUD	650,000	417,318
2.75%, 05/21/2041	AUD	1,500,000	762,418
3.00%, 03/21/2047	AUD	559,000	269,819
3.75%, 05/21/2034	AUD	600,000	374,485
3.75%, 04/21/2037	AUD	400,000	242,280
			2,393,779
Bahamas — 0.5%
Commonwealth of Bahamas
8.25%, 06/24/2036		400,000	434,608
Belgium — 0.5%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	442,588
Benin — 0.8%
Republic of Benin
7.96%, 02/13/2038		300,000	305,729
7.96%, 02/13/2038		400,000	407,638
			713,367

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil — 0.6%
Federative Republic of Brazil
5.00%, 01/27/2045		$ 400,000	$ 323,800
5.50%, 11/06/2030		200,000	203,960
			527,760
Canada — 0.8%
Canadian Government Bond
2.75%, 09/01/2030	CAD	1,000,000	716,426
Cayman Islands — 0.4%
RAK Capital
5.00%, 03/12/2035		325,000	336,342
Chile — 0.9%
Republic of Chile
3.50%, 04/15/2053		400,000	291,260
4.95%, 01/05/2036		500,000	505,225
			796,485
Colombia — 1.2%
Republic of Colombia
3.13%, 04/15/2031		200,000	173,600
5.63%, 02/19/2036	EUR	500,000	552,430
7.50%, 02/02/2034		400,000	421,300
			1,147,330
Ecuador — 0.9%
Republic of Ecuador
5.00%, 07/31/2040(1)		410,000	306,270
6.90%, 07/31/2035(1)		650,164	550,689
			856,959
Egypt — 0.3%
Arab Republic of Egypt
8.75%, 09/30/2051		300,000	283,899
Finland — 0.3%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	282,000
France — 2.8%
Government of France
0.75%, 05/25/2028*	EUR	400,000	447,120
1.75%, 05/25/2066*	EUR	235,000	138,510
2.00%, 11/25/2032*	EUR	800,000	870,606
2.50%, 05/25/2030*	EUR	500,000	577,831
2.75%, 02/25/2029*	EUR	250,000	293,047
3.00%, 05/25/2054*	EUR	350,000	320,881
			2,647,995
Germany — 2.7%
Federal Republic of Germany
2.30%, 02/15/2033	EUR	400,000	458,338
2.40%, 11/15/2030	EUR	500,000	582,865
2.50%, 08/15/2054	EUR	200,000	197,261
4.00%, 01/04/2037	EUR	100,000	129,120
4.75%, 07/04/2040	EUR	260,000	363,024
5.50%, 01/04/2031	EUR	400,000	534,719
6.50%, 07/04/2027	EUR	200,000	248,212
			2,513,539
Guatemala — 0.3%
Republic of Guatemala
5.38%, 04/24/2032		300,000	301,200
Security Description		Shares or Principal Amount	Value

Indonesia — 0.5%
Republic of Indonesia
2.15%, 07/28/2031		$ 500,000	$ 442,647
Italy — 4.4%
Republic of Italy
0.60%, 08/01/2031*	EUR	500,000	514,470
2.00%, 02/01/2028	EUR	465,000	538,090
2.50%, 12/01/2032	EUR	600,000	675,393
2.70%, 03/01/2047*	EUR	470,000	442,062
3.00%, 08/01/2029	EUR	300,000	355,233
4.75%, 09/01/2028*	EUR	140,000	172,984
4.75%, 09/01/2044*	EUR	500,000	642,262
5.00%, 08/01/2039*	EUR	400,000	529,236
6.00%, 05/01/2031	EUR	200,000	270,482
			4,140,212
Ivory Coast — 0.8%
Republic of Ivory Coast
8.25%, 01/30/2037		700,000	733,204
Japan — 7.1%
Government of Japan
0.10%, 03/20/2031	JPY	70,000,000	419,592
0.20%, 06/20/2028	JPY	50,000,000	313,492
0.40%, 03/20/2056	JPY	150,000,000	435,092
0.60%, 09/20/2029	JPY	80,000,000	500,732
0.70%, 07/01/2027	JPY	100,000,000	638,104
0.70%, 03/20/2061	JPY	285,000,000	841,507
0.80%, 03/20/2047	JPY	80,000,000	341,484
1.00%, 03/20/2030	JPY	200,000,000	1,266,413
1.20%, 12/20/2034	JPY	150,000,000	917,890
1.60%, 03/20/2032	JPY	40,000,000	258,284
1.70%, 09/20/2032	JPY	60,000,000	388,870
2.30%, 03/20/2039	JPY	50,000,000	323,453
			6,644,913
Jordan — 0.9%
Kingdom of Jordan
5.85%, 07/07/2030		400,000	401,348
7.38%, 10/10/2047		400,000	397,895
			799,243
Kazakhstan — 1.5%
Republic of Kazakhstan
1.50%, 09/30/2034	EUR	500,000	488,715
4.41%, 10/28/2030*		200,000	198,800
6.50%, 07/21/2045		600,000	669,724
			1,357,239
Kenya — 0.5%
Republic of Kenya
8.80%, 10/09/2038*		200,000	193,590
9.50%, 03/05/2036		300,000	303,570
			497,160
Kuwait — 0.2%
State of Kuwait
4.14%, 10/09/2030*#		200,000	200,134
Kyrgyzstan — 0.5%
Kyrgyzstan Republic
7.75%, 06/03/2030*		300,000	302,640
7.75%, 06/03/2030		200,000	201,760
			504,400

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico — 1.7%
United Mexican States
2.66%, 05/24/2031		$ 700,000	$ 624,750
8.50%, 11/18/2038	MXN	16,000,000	833,808
10.00%, 11/20/2036	MXN	3,000,000	176,818
			1,635,376
Nigeria — 0.8%
Republic of Nigeria
8.25%, 09/28/2051		200,000	193,147
9.13%, 01/13/2046*		500,000	530,983
			724,130
Pakistan — 0.3%
Islamic Republic of Pakistan
7.38%, 04/08/2031		300,000	294,136
Panama — 0.8%
Republic of Panama
3.87%, 07/23/2060		500,000	328,300
6.40%, 02/14/2035		400,000	416,240
			744,540
Peru — 0.6%
Republic of Peru
2.84%, 06/20/2030		400,000	375,600
5.63%, 11/18/2050		200,000	197,780
			573,380
Poland — 1.0%
Republic of Poland
4.88%, 02/12/2030		300,000	309,799
5.00%, 10/25/2035	PLN	1,500,000	406,948
5.50%, 03/18/2054		200,000	195,171
			911,918
Qatar — 0.7%
State of Qatar
4.88%, 02/27/2035#		200,000	210,032
5.10%, 04/23/2048		400,000	402,243
			612,275
Romania — 0.9%
Government of Romania
5.75%, 09/16/2030*		200,000	205,287
6.63%, 05/16/2036		300,000	309,598
7.63%, 01/17/2053		300,000	329,312
			844,197
Saudi Arabia — 1.8%
Kingdom of Saudi Arabia
3.25%, 10/22/2030#		800,000	765,168
3.45%, 02/02/2061		300,000	198,823
5.38%, 01/13/2031		500,000	524,074
5.75%, 01/16/2054#		200,000	204,232
			1,692,297
South Africa — 0.6%
Republic of South Africa
7.95%, 11/19/2054		500,000	535,920
Spain — 4.1%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	410,040
1.00%, 10/31/2050*	EUR	470,000	297,475
Security Description		Shares or Principal Amount	Value

Spain (continued)
1.30%, 10/31/2026*	EUR	400,000	$ 460,984
1.95%, 07/30/2030*	EUR	400,000	453,604
3.45%, 10/31/2034*	EUR	400,000	478,149
3.55%, 10/31/2033*	EUR	1,000,000	1,209,581
5.75%, 07/30/2032	EUR	400,000	548,326
			3,858,159
Sri Lanka — 0.4%
Republic of Sri Lanka
3.60%, 06/15/2035(1)		$ 550,000	415,152
Sweden — 0.4%
Kingdom of Sweden
2.25%, 05/11/2035	SEK	4,000,000	407,717
Trinidad and Tobago — 0.2%
Republic of Trinidad & Tobago
6.40%, 06/26/2034		200,000	201,544
Turkey — 1.2%
Republic of Turkiye
4.88%, 04/16/2043		700,000	538,157
6.95%, 09/16/2035		200,000	204,871
7.25%, 05/29/2032#		400,000	424,872
			1,167,900
United Arab Emirates — 0.3%
Emirate of Abu Dhabi
3.88%, 04/16/2050		300,000	247,904
United Kingdom — 2.5%
United Kingdom Gilt Treasury
0.50%, 10/22/2061	GBP	1,000,000	346,198
0.88%, 01/31/2046	GBP	468,000	291,515
3.25%, 01/31/2033	GBP	300,000	373,621
3.75%, 03/07/2027	GBP	300,000	397,074
4.00%, 10/22/2031	GBP	350,000	462,112
4.38%, 07/31/2054	GBP	400,000	464,735
			2,335,255
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/2050		200,000	190,800
Zambia — 0.3%
Repubic of Zambia
5.75%, 06/30/2033(1)		282,824	272,205
Total Foreign Government Obligations (cost $50,890,295)			49,713,239
Total Long-Term Investment Securities (cost $93,525,113)			91,798,630

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Unaffiliated Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(2)(3) (cost $1,967,313)	1,967,313	$ 1,967,313
TOTAL INVESTMENTS (cost $95,492,426)(4)	100.3%	93,765,943
Other assets less liabilities	(0.3)	(312,073)
NET ASSETS	100.0%	$93,453,870
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $12,972,410 representing 13.9% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of November 30, 2025.
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	At November 30, 2025, the Fund had loaned securities with a total value of $9,441,359. This was secured by collateral of $1,967,313, which was received in cash and subsequently invested in short-term investments currently valued at $1,967,313 as reported in the Portfolio of Investments. Additional collateral of $7,852,968 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Home Loan Mtg. Corp.	0.44% to 6.35%	06/01/2029 to 12/25/2055	$3,665,229
Federal National Mtg. Assoc.	1.41% to 7.05%	01/01/2026 to 12/01/2055	1,455,088
Government National Mtg. Assoc.	0.75% to 6.98%	02/16/2034 to 03/20/2065	2,156,512
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 05/15/2055	576,139
(4)	See Note 4 for cost of investments on a tax basis.
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	53.2%
U.S. Government & Agency Obligations	39.0
Oil & Gas	2.7
Short-Term Investments	2.1
Telecommunications	0.6
Real Estate	0.6
Diversified Financial Services	0.5
Banks	0.4
Mining	0.4
Investment Companies	0.3
Chemicals	0.3
Electric	0.2
100.3%
*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$5,650,429	$—	$5,650,429
U.S. Government & Agency Obligations	—	36,434,962	—	36,434,962
Foreign Government Obligations	—	49,713,239	—	49,713,239
Short-Term Investments	1,967,313	—	—	1,967,313
Total Investments at Value	$1,967,313	$91,798,630	$—	$93,765,943
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Brazil — 2.2%
NU Holdings, Ltd., Class A†	453,957	$ 7,894,312
Canada — 6.9%
Brookfield Corp.#	200,341	9,416,027
Canada Goose Holdings, Inc.#†	346,252	4,857,915
Canadian Pacific Kansas City, Ltd.	69,961	5,067,911
Shopify, Inc., Class A†	35,406	5,616,808
		24,958,661
Denmark — 7.6%
DSV A/S	119,435	27,220,256
France — 23.3%
EssilorLuxottica SA	26,961	9,662,636
Hermes International S.C.A.	11,310	27,561,648
L'Oreal SA	36,651	15,976,706
LVMH Moet Hennessy Louis Vuitton SE	17,520	13,001,818
Schneider Electric SE	64,849	17,445,955
		83,648,763
Germany — 1.9%
SAP SE ADR	27,526	6,654,411
Hong Kong — 2.2%
AIA Group, Ltd.	764,918	7,970,565
India — 8.6%
HDFC Bank, Ltd.	967,805	10,910,690
ICICI Bank, Ltd. ADR	364,487	11,382,929
Tata Capital, Ltd.†	986,761	3,613,995
Titan Co., Ltd.	113,253	4,938,294
		30,845,908
Italy — 6.0%
Moncler SpA	317,189	21,445,541
Japan — 5.8%
Keyence Corp.	43,600	14,826,970
Sanrio Co., Ltd.	172,700	6,172,019
		20,998,989
Luxembourg — 6.3%
Spotify Technology SA†	37,704	22,579,794
Netherlands — 6.3%
Adyen NV*†	3,258	5,072,359
ASML Holding NV	16,642	17,660,941
		22,733,300
Switzerland — 6.7%
Chocoladefabriken Lindt & Spruengli AG	23	3,430,197
Cie Financiere Richemont SA, Class A	30,414	6,464,448
On Holding AG, Class A†	135,941	5,980,045
Straumann Holding AG	70,563	8,053,113
		23,927,803
Security Description	Shares or Principal Amount	Value

Taiwan — 6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	526,000	$ 24,179,435
United Kingdom — 1.7%
Birkenstock Holding PLC#†	77,651	3,364,618
Rightmove PLC	384,286	2,791,715
		6,156,333
United States — 6.7%
Liberty Media Corp.-Liberty Formula One, Class C†	108,668	10,429,955
MercadoLibre, Inc.†	6,582	13,636,456
		24,066,411
Total Long-Term Investment Securities (cost $237,495,812)		355,280,482
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2) (cost $2,303,056)	2,303,056	2,303,056
TOTAL INVESTMENTS (cost $239,798,868)(3)	99.5%	357,583,538
Other assets less liabilities	0.5	1,648,437
NET ASSETS	100.0%	$359,231,975
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $5,072,359 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $15,088,636. This was secured by collateral of $2,303,056, which was received in cash and subsequently invested in short-term investments currently valued at $2,303,056 as reported in the Portfolio of Investments. Additional collateral of $14,154,574 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	$144,512
United States Treasury Notes/Bonds	0.13% to 5.38%	12/31/2025 to 08/15/2055	14,010,062
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Industry Allocation*
Apparel	15.2%
Internet	12.5
Semiconductors	11.6
Retail	9.2
Transportation	9.0
Banks	8.4
Healthcare-Products	4.9
Electrical Components & Equipment	4.9

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Cosmetics/Personal Care	4.4%
Machinery-Diversified	4.1
Media	2.9
Private Equity	2.6
Insurance	2.2
Software	1.9
Toys/Games/Hobbies	1.7
Commercial Services	1.4
Diversified Financial Services	1.0
Food	1.0
Short-Term Investments	0.6
99.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$7,894,312	$—	$—	$7,894,312
Canada	24,958,661	—	—	24,958,661
Germany	6,654,411	—	—	6,654,411
India	14,996,924	15,848,984	—	30,845,908
Luxembourg	22,579,794	—	—	22,579,794
Switzerland	5,980,045	17,947,758	—	23,927,803
United Kingdom	3,364,618	2,791,715	—	6,156,333
United States	24,066,411	—	—	24,066,411
Other Countries	—	208,196,849	—	208,196,849
Short-Term Investments	2,303,056	—	—	2,303,056
Total Investments at Value	$112,798,232	$244,785,306	$—	$357,583,538
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Australia — 5.0%
ALS, Ltd.	109,714	$ 1,609,780
Challenger, Ltd.	243,303	1,417,252
Charter Hall Group	136,360	2,222,156
Cochlear, Ltd.#	7,507	1,373,199
Computershare, Ltd.	89,715	2,111,365
Genesis Minerals, Ltd.†	265,687	1,175,701
Judo Capital Holdings, Ltd.†	608,728	639,393
Liberty Financial Group, Ltd.	253,582	708,192
NEXTDC, Ltd.#†	71,414	637,779
Nufarm, Ltd.#†	95,996	157,305
Orica, Ltd.	47,449	742,857
Orora, Ltd.#	296,590	433,949
PLS Group, Ltd.#†	276,627	735,312
Sandfire Resources, Ltd.†	114,902	1,185,539
SiteMinder, Ltd.#†	85,845	370,061
Stockland	481,085	1,901,013
Woolworths Group, Ltd.#	59,744	1,147,654
		18,568,507
Austria — 1.7%
Addiko Bank AG†	4,937	122,056
ANDRITZ AG	21,942	1,587,078
BAWAG Group AG*	25,106	3,352,494
Wienerberger AG	31,391	1,077,259
		6,138,887
Belgium — 0.9%
Aedifica SA	2,692	207,548
KBC Ancora	13,504	1,124,254
VGP NV	15,469	1,864,355
		3,196,157
Bermuda — 0.2%
Hiscox, Ltd.	43,902	779,305
Brazil — 4.1%
Itausa SA (Preference Shares)	1,019,458	2,354,865
Odontoprev SA	464,501	1,009,435
Raia Drogasil SA	613,108	2,757,800
Rumo SA	520,977	1,644,569
TIM SA	169,080	802,345
TOTVS SA	455,425	3,651,693
WEG SA	362,214	3,002,701
		15,223,408
Canada — 3.7%
Advantage Energy, Ltd.†	51,560	464,149
Birchcliff Energy, Ltd.	111,500	627,135
Canada Goose Holdings, Inc.†	31,988	446,818
CCL Industries, Inc.	32,376	1,979,698
Collective Mining, Ltd.†	67,830	772,731
Faraday Copper Corp.†	562,968	797,650
IMAX Corp.#†	29,571	1,097,084
LunR Royalties Corp.†(1)(2)	30,199	31,119
Marimaca Copper Corp.†	28,747	226,076
Marimaca Copper Pipe†	67,242	528,813
Methanex Corp.#	13,660	491,191
Metro, Inc.	15,726	1,128,261
Montage Gold Corp.†	174,475	1,059,997
NGEx Minerals, Ltd.†	120,797	2,145,466
Peyto Exploration & Development Corp.#	11,502	184,532
PrairieSky Royalty, Ltd.#	27,811	533,951
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sprott, Inc.#	10,569	$ 968,015
Topaz Energy Corp.#	16,110	326,016
		13,808,702
China — 1.2%
ENN Energy Holdings, Ltd.	121,015	1,104,530
Hangzhou Tigermed Consulting Co., Ltd.*	72,600	368,316
Kanzhun, Ltd. ADR	12,731	281,355
Pony AI, Inc.#†	12,667	173,158
Shandong Weigao Group Medical Polymer Co., Ltd.	458,328	327,210
Tingyi Cayman Islands Holding Corp.	1,148,000	1,761,383
Zai Lab, Ltd. ADR#†	23,691	483,533
Zhongsheng Group Holdings, Ltd.	50,656	76,338
		4,575,823
Denmark — 2.4%
ALK-Abello A/S†	27,143	973,833
Alm Brand A/S	74,496	209,302
Ascendis Pharma A/S ADR†	3,374	716,401
Chemometec A/S	19,295	2,344,688
FLSmidth & Co. A/S	22,132	1,415,049
Pandora A/S	12,417	1,484,950
ROCKWOOL A/S, Class B	11,884	401,675
Royal Unibrew A/S	14,081	1,220,890
		8,766,788
Finland — 1.6%
Elisa Oyj	38,318	1,680,554
Kemira Oyj	36,063	806,089
Konecranes OYJ	20,999	2,153,019
Wartsila OYJ Abp	40,087	1,300,814
		5,940,476
France — 4.0%
Alten SA	16,204	1,267,547
Ayvens SA*	117,343	1,513,672
Gaztransport Et Technigaz SA	10,842	2,169,946
Interparfums SA	29,966	851,350
JCDecaux SE	89,065	1,587,429
Kaufman & Broad SA	11,124	387,462
Lectra	34,896	984,671
Legrand SA	14,859	2,253,586
Medincell SA†	26,229	858,466
Neurones	33,069	1,680,261
Thermador Groupe	5,779	505,625
Valeo SE	41,193	520,906
Vetoquinol SA	4,731	402,617
		14,983,538
Germany — 3.7%
Atoss Software SE	5,500	735,222
Aumovio SE†	12,686	546,199
Bertrandt AG	2,366	49,817
Carl Zeiss Meditec AG	77,378	4,000,516
CTS Eventim AG & Co. KGaA	27,780	2,722,408
Fuchs SE (Preference Shares)	34,301	1,565,202
Knorr-Bremse AG	24,811	2,631,539
United Internet AG	43,186	1,298,884
		13,549,787
Greece — 0.6%
Alpha Bank SA	128,873	525,672
Hellenic Telecommunications Organization SA	80,162	1,591,628
		2,117,300

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.7%
Chow Tai Fook Jewellery Group, Ltd.#	828,000	$ 1,453,601
Dah Sing Financial Holdings, Ltd.	183,916	854,986
HKT Trust & HKT, Ltd.	1,222,000	1,869,045
Hysan Development Co., Ltd.	648,783	1,479,508
Stella International Holdings, Ltd.#	381,053	802,088
		6,459,228
India — 0.1%
Ashok Leyland, Ltd.	108,630	192,168
Indonesia — 1.5%
Indofood CBP Sukses Makmur Tbk PT	2,208,900	1,120,526
Selamat Sempurna Tbk PT	6,038,900	599,950
Telkom Indonesia Persero Tbk PT	11,858,600	2,509,827
United Tractors Tbk PT	691,500	1,163,595
		5,393,898
Ireland — 1.6%
AIB Group PLC	191,580	1,971,284
Bank of Cyprus Holdings PLC (ASE)	100,210	930,566
Bank of Cyprus Holdings PLC (CSE)	13,952	129,190
ICON PLC†	13,040	2,412,400
Irish Residential Properties REIT PLC	475,454	534,286
		5,977,726
Israel — 3.7%
Camtek, Ltd.#†	11,932	1,256,380
Cellebrite DI, Ltd.†	96,048	1,619,369
First International Bank of Israel, Ltd.	14,320	1,078,294
Fiverr International, Ltd.#†	78,052	1,633,628
Melisron, Ltd.	11,643	1,450,681
Nova, Ltd.#†	4,450	1,392,138
Oddity Tech, Ltd., Class A†	18,162	785,688
Phoenix Financial, Ltd.	13,276	534,085
Sapiens International Corp. NV	8,078	349,535
SimilarWeb, Ltd.#†	213,734	1,673,537
Tower Semiconductor, Ltd.†	19,318	2,088,469
		13,861,804
Italy — 2.4%
Azimut Holding SpA	1,229	50,917
BFF Bank SpA*†	75,011	954,380
Brunello Cucinelli SpA#	878	93,529
De' Longhi SpA	26,378	1,122,624
Eurogroup Laminations SpA	5,877	21,949
Interpump Group SpA	28,927	1,472,388
Italgas SpA	218,848	2,469,722
Recordati Industria Chimica e Farmaceutica SpA	38,001	2,245,952
Saipem SpA#	134,964	367,963
		8,799,424
Japan — 24.9%
ABC-Mart, Inc.	75,223	1,305,524
Activia Properties, Inc.	139	127,663
and ST HD Co., Ltd.#	54,384	1,023,999
As One Corp.	30,300	472,456
Asahi Intecc Co., Ltd.	40,744	763,639
ASKUL Corp.#	86,842	795,131
Azbil Corp.	288,700	2,719,607
BayCurrent, Inc.	3,308	144,881
Canon Marketing Japan, Inc.	36,905	1,615,754
Disco Corp.	9,700	2,713,124
Ebara Corp.	24,000	627,615
Security Description	Shares or Principal Amount	Value

Japan (continued)
eGuarantee, Inc.	60,024	$ 683,084
en, Inc.	48,626	470,550
FP Corp.	22,805	395,057
Fujimi, Inc.#	80,700	1,239,822
Fukui Computer Holdings, Inc.	29,200	579,380
Funai Soken Holdings, Inc.	30,400	461,578
GMO Payment Gateway, Inc.	12,478	802,393
Hachijuni Bank, Ltd.	67,212	719,816
Harmonic Drive Systems, Inc.	18,300	361,781
Ibiden Co., Ltd.	19,280	1,466,115
Japan Real Estate Investment Corp.	1,030	881,577
Japan Steel Works, Ltd.	11,881	701,877
JCU Corp.	13,600	393,405
Kadokawa Corp.	9,400	199,209
Katitas Co., Ltd.	129,598	2,646,116
Kikkoman Corp.#	254,300	2,328,641
Koito Manufacturing Co., Ltd.	32,281	468,746
Kokusai Electric Corp.#	52,000	1,428,033
Kurita Water Industries, Ltd.	7,800	310,639
Kyoto Financial Group, Inc.	43,990	957,207
Kyushu Electric Power Co., Inc.	225,947	2,520,835
Lixil Corp.	89,900	1,064,003
M3, Inc.#	65,215	1,072,036
Marui Group Co., Ltd.	38,702	786,519
Maruwa Co. Ltd#	5,061	1,531,352
Mebuki Financial Group, Inc.	420,648	2,744,658
MEC Co., Ltd.#	37,648	1,230,708
MEITEC Group Holdings, Inc.	81,000	1,796,572
MISUMI Group, Inc.	216,188	3,130,223
Mitsubishi Gas Chemical Co., Inc.	52,062	898,811
Nabtesco Corp.#	48,991	1,066,145
Nichias Corp.	11,713	466,005
Nifco, Inc.	21,733	668,389
Nissan Chemical Corp.#	13,918	470,243
NOF Corp.	59,900	1,214,852
Nomura Research Institute, Ltd.	26,800	1,077,336
NS Solutions Corp.#	15,044	367,982
NSD Co., Ltd.	39,800	922,933
Nxera Pharma Co., Ltd.#†	72,750	414,350
OBIC Business Consultants Co., Ltd.	21,800	1,220,455
Obic Co., Ltd.	74,200	2,386,479
Olympus Corp.	85,100	1,147,878
PALTAC Corp.	31,696	952,469
Penta-Ocean Construction Co., Ltd.	176,021	1,942,963
Persol Holdings Co., Ltd.	355,673	639,461
PILLAR Corp.	12,683	385,518
Rakuten Bank, Ltd.†	23,200	1,100,435
Relo Group, Inc.	22,367	245,649
Resonac Holdings Corp.#	40,477	1,689,882
Resorttrust, Inc.	149,891	1,865,787
Rohto Pharmaceutical Co., Ltd.	21,517	348,548
Sansan, Inc.†	37,251	401,954
Sega Sammy Holdings, Inc.	84,997	1,458,576
Seria Co., Ltd.	110,600	2,314,736
Shikoku Kasei Holdings Corp.#	7,300	133,055
Shimadzu Corp.	12,300	351,035
Shimamura Co., Ltd.	28,711	2,056,720
Shimano, Inc.#	13,700	1,458,165
Shimizu Corp.	59,500	1,055,153
SHO-BOND Holdings Co., Ltd.	41,100	1,329,891
Sinfonia Technology Co., Ltd.	4,857	269,678
SMS Co., Ltd.	49,300	432,910
Sumitomo Rubber Industries, Ltd.	21,247	296,085

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sysmex Corp.#	129,800	$ 1,243,637
Takeuchi Manufacturing Co., Ltd.	9,200	419,692
TKC Corp.	39,100	1,039,535
Tokyo Electric Power Co. Holdings, Inc.†	113,200	574,448
Tokyotokeiba Co., Ltd.	28,333	999,944
Tokyu Fudosan Holdings Corp.	270,351	2,514,760
Toyo Suisan Kaisha, Ltd.	47,437	3,406,462
Ulvac, Inc.	31,058	1,331,623
USS Co., Ltd.	133,000	1,482,291
Visional, Inc.†	6,965	467,436
Yaskawa Electric Corp.	9,500	249,166
		92,460,847
Luxembourg — 0.1%
Subsea 7 SA	21,604	416,598
Mauritius — 0.3%
Alphamin Resources Corp.#	943,468	749,400
MakeMyTrip, Ltd.†	6,833	487,808
		1,237,208
Mexico — 0.8%
Esentia Energy Development SAB de CV†	212,000	547,115
Gruma SAB de CV, Class B#	105,725	1,872,155
Grupo Aeroportuario del Sureste SAB de CV, Class B	20,730	626,227
		3,045,497
Netherlands — 2.5%
Arcadis NV	69,069	3,052,598
IMCD NV	14,780	1,325,097
Immatics NV#†	54,192	579,312
Koninklijke Vopak NV#	29,388	1,332,036
Pharvaris NV†	30,419	863,291
Technip Energies NV	15,088	590,075
Wereldhave NV	67,710	1,571,007
		9,313,416
Norway — 0.4%
Europris ASA*	96,812	868,954
Storebrand ASA	48,462	754,083
		1,623,037
Poland — 0.2%
Alior Bank SA	15,941	451,814
KGHM Polska Miedz SA†	5,781	335,777
		787,591
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
Singapore — 0.4%
BOC Aviation, Ltd.*	53,439	486,268
Keppel DC REIT	496,053	885,644
		1,371,912
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	22,151	917,563
South Africa — 0.3%
Harmony Gold Mining Co., Ltd.	29,109	573,325
Hudaco Industries, Ltd.	37,388	405,436
		978,761
South Korea — 0.9%
Coway Co., Ltd.	28,767	1,682,466
Security Description	Shares or Principal Amount	Value

South Korea (continued)
NICE Information Service Co., Ltd.	57,962	$ 677,824
Park Systems Corp.	4,994	805,905
		3,166,195
Spain — 0.7%
Almirall SA#	55,902	821,173
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	300,008	397,389
Logista Integral SA	34,555	1,180,533
Unicaja Banco SA*	102,947	302,744
		2,701,839
Sweden — 4.2%
AddTech AB, Class B	44,890	1,545,486
Billerud Aktiebolag	60,984	603,367
Camurus AB†	6,371	416,545
Castellum AB	51,582	585,692
Cibus Nordic Real Estate AB publ	54,594	947,230
Haypp Group AB†	43,744	694,793
Hexpol AB	115,499	1,056,659
Karnov Group AB†	100,302	1,086,595
Loomis AB	37,022	1,490,352
MIPS AB	23,935	794,132
Mycronic AB	92,517	2,139,855
NOBA Bank Group AB†	64,221	809,772
Svenska Handelsbanken AB, Class A	195,959	2,717,488
Thule Group AB*	31,323	833,692
		15,721,658
Switzerland — 4.3%
BKW AG	8,203	1,713,223
Cembra Money Bank AG	12,363	1,460,547
Flughafen Zurich AG	2,080	620,396
Oculis Holding AG†	24,364	462,916
Partners Group Holding AG	3,755	4,437,167
PSP Swiss Property AG	2,789	493,711
Siegfried Holding AG	8,326	748,777
Sulzer AG	9,170	1,603,013
Tecan Group AG#	10,691	1,844,904
VZ Holding AG	12,616	2,347,034
		15,731,688
Taiwan — 2.7%
Advantech Co., Ltd.	205,000	1,887,627
Airtac International Group	31,305	900,592
ASPEED Technology, Inc.	9,644	2,262,282
Chroma ATE, Inc.	71,455	1,869,413
Minth Group, Ltd.	34,033	149,275
Nien Made Enterprise Co., Ltd.	150,000	1,780,971
Unimicron Technology Corp.	204,725	1,221,006
		10,071,166
United Kingdom — 14.4%
Allfunds Group PLC	116,015	1,089,240
Babcock International Group PLC	78,250	1,175,821
Beazley PLC	74,326	783,662
Bellway PLC	21,677	813,936
BP Marsh & Partners PLC	20,331	178,157
Bunzl PLC	90,322	2,588,070
Currys PLC	1,350,636	2,356,253
Diploma PLC	16,999	1,229,978
easyJet PLC	179,834	1,189,236
Elementis PLC	324,971	701,781
Games Workshop Group PLC	2,308	593,322

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Genuit Group Plc	290,288	$ 1,269,717
Genus PLC	21,849	760,936
Greggs PLC#	61,042	1,261,461
Halma PLC	40,130	1,895,060
Hammerson PLC	601,323	2,590,109
Hill & Smith PLC	57,397	1,715,071
Howden Joinery Group PLC	167,694	1,867,404
ICG PLC	25,677	705,553
IMI PLC	119,061	3,838,680
Immunocore Holdings PLC ADR#†	12,837	507,061
Inchcape PLC	88,441	902,210
Intertek Group PLC	29,547	1,810,817
JET2 PLC	23,049	429,041
Kingfisher PLC	148,290	600,226
Marks & Spencer Group PLC	255,610	1,176,592
Pennon Group PLC	94,337	688,795
QinetiQ Group PLC	83,288	458,256
Rathbones Group PLC	45,646	1,118,520
Rightmove PLC	161,308	1,171,851
Rotork PLC	753,136	3,357,214
Senior PLC	259,914	630,007
Shawbrook Group PLC*†	136,419	753,732
SigmaRoc PLC†	1,107,804	1,754,424
Softcat PLC	73,085	1,402,050
Spirax Group PLC	35,201	3,126,145
St. James's Place PLC	29,215	538,946
Synthomer PLC#†	75,703	63,129
Tate & Lyle PLC	125,446	622,016
Trainline PLC*†	379,526	1,186,652
Weir Group PLC	68,125	2,504,106
		53,405,237
United States — 0.4%
PriceSmart, Inc.#	13,126	1,615,811
Total Common Stocks (cost $322,942,343)		362,898,950
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
United States — 0.8%
iShares MSCI EAFE Small-Cap ETF# (cost $2,919,981)	38,863	3,010,717
Total Long-Term Investment Securities (cost $325,862,324)		365,909,667
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(3)(4) (cost $4,129,560)	4,129,560	4,129,560
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $610,710 and collateralized by $633,200 of United States Treasury Notes, , bearing interest at 1.88% due 02/28/2027 and having an approximate value of $623,056
(cost $610,651)	$ 610,651	$ 610,651
TOTAL INVESTMENTS (cost $330,602,535)(5)	100.0%	370,649,878
Other assets less liabilities	0.0	90,508
NET ASSETS	100.0%	$370,740,386
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $10,620,904 representing 2.9% of net assets.

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
LunR Royalties Corp.	10/28/25	30,199	$0	$31,119	$1.03	0.0%
Moscow Exchange MICEX-RTS PJSC	03/26/20, 03/27,20 10/19/20	205,642	256,066	0	0.00	0.0
				$31,119		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of November 30, 2025.
(4)	At November 30, 2025, the Fund had loaned securities with a total value of $29,799,168. This was secured by collateral of $4,129,560, which was received in cash and subsequently invested in short-term investments currently valued at $4,129,560 as reported in the Portfolio of Investments. Additional collateral of $27,275,172 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$10,943
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	162,181
Federal National Mtg. Assoc.	0.64%	12/30/2025	11,169
Government National Mtg. Assoc.	2.30% to 5.50%	11/16/2050 to 12/16/2057	17,473
United States Treasury Bills	0.00%	12/11/2025 to 10/29/2026	584,157
United States Treasury Notes/Bonds	0.13% to 6.25%	12/15/2025 to 08/15/2055	26,489,249
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CSE—Cyprus Stock Exchange
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Banks	7.1%
Machinery-Diversified	5.7
Retail	5.5
Food	4.2
Electronics	4.1
Commercial Services	3.6
Miscellaneous Manufacturing	3.6
Software	3.6
Semiconductors	3.4
Mining	3.1
Healthcare-Products	3.0
Engineering & Construction	3.0
REITS	2.9
Computers	2.7
Real Estate	2.7
Building Materials	2.6

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Internet	2.5%
Telecommunications	2.5
Diversified Financial Services	2.5
Chemicals	2.4
Distribution/Wholesale	2.2
Pharmaceuticals	2.0
Insurance	1.6
Private Equity	1.5
Electric	1.4
Entertainment	1.3
Home Furnishings	1.3
Short-Term Investments	1.1
Auto Parts & Equipment	1.0
Gas	1.0
Pipelines	1.0
Packaging & Containers	0.9
Metal Fabricate/Hardware	0.8
Leisure Time	0.8
Unaffiliated Investment Companies	0.8
Machinery-Construction & Mining	0.8
Transportation	0.7
Oil & Gas	0.7
Electrical Components & Equipment	0.7
Healthcare-Services	0.7
Biotechnology	0.6
Investment Companies	0.6
Hand/Machine Tools	0.6
Cosmetics/Personal Care	0.5
Lodging	0.5
Housewares	0.5
Airlines	0.4
Office/Business Equipment	0.4
Advertising	0.4
Apparel	0.3
Beverages	0.3
Home Builders	0.3
Oil & Gas Services	0.2
Agriculture	0.2
Iron/Steel	0.2
Water	0.2
Repurchase Agreements	0.2
Toys/Games/Hobbies	0.2
Aerospace/Defense	0.1
Environmental Control	0.1
Media	0.1
Auto Manufacturers	0.1
100.0%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$15,223,408	$—	$—	$15,223,408
Canada	13,777,583	—	31,119	13,808,702
China	938,046	3,637,777	—	4,575,823
Denmark	716,401	8,050,387	—	8,766,788
Ireland	2,541,590	3,436,136	—	5,977,726
Israel	10,798,744	3,063,060	—	13,861,804
Mauritius	1,237,208	—	—	1,237,208
Mexico	3,045,497	—	—	3,045,497
Netherlands	1,442,603	7,870,813	—	9,313,416
Russia	—	—	0	0
Switzerland	462,916	15,268,772	—	15,731,688
United Kingdom	1,260,793	52,144,444	—	53,405,237
United States	1,615,811	—	—	1,615,811
Other Countries	—	216,335,842	—	216,335,842
Unaffiliated Investment Companies	3,010,717	—	—	3,010,717
Short-Term Investments	4,129,560	—	—	4,129,560
Repurchase Agreements	—	610,651	—	610,651
Total Investments at Value	$60,200,877	$310,417,882	$31,119	$370,649,878
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Australia — 5.4%
APA Group	117,773	$ 715,111
ASX, Ltd.	8,852	337,557
Brambles, Ltd.	79,984	1,262,155
Cochlear, Ltd.	2,144	392,186
Coles Group, Ltd.	29,295	428,374
Commonwealth Bank of Australia	4,556	455,822
Computershare, Ltd.	28,543	671,735
CSL, Ltd.	19,280	2,351,817
Evolution Mining, Ltd.	99,198	782,701
Goodman Group	62,615	1,218,580
Lynas Rare Earths, Ltd.†	25,379	241,589
Macquarie Group, Ltd.	17,110	2,215,700
Medibank Private, Ltd.	16,248	50,594
Northern Star Resources, Ltd.	106,276	1,914,556
Origin Energy, Ltd.	73,263	560,969
Pro Medicus, Ltd.	457	80,085
Qantas Airways, Ltd.	20,794	136,284
QBE Insurance Group, Ltd.	57,944	731,543
Scentre Group	272,778	729,522
Sigma Healthcare, Ltd.	233,777	440,905
Sonic Healthcare, Ltd.	50,356	769,437
South32, Ltd.	556,397	1,174,885
Stockland	134,404	531,099
Suncorp Group, Ltd.	58,934	678,606
Telstra Group, Ltd.	30,862	99,507
Transurban Group	207,053	2,026,108
Vicinity, Ltd.	260,754	420,492
Washington H. Soul Pattinson & Co., Ltd.	59,244	1,469,286
Wesfarmers, Ltd.	33,956	1,824,254
Westpac Banking Corp.	151,589	3,740,121
Woodside Energy Group, Ltd.	145,926	2,387,950
Woolworths Group, Ltd.	5,466	104,999
		30,944,529
Austria — 0.7%
Erste Group Bank AG	15,130	1,654,837
OMV AG	37,891	2,097,942
Raiffeisen Bank International AG	3,706	149,920
Verbund AG	2,542	186,361
		4,089,060
Belgium — 0.9%
Ageas SA	4,006	273,380
D'ieteren Group	2,612	455,174
Elia Group SA	898	108,547
Financiere de Tubize SA	564	137,658
Groupe Bruxelles Lambert NV	12,784	1,106,822
KBC Group NV	15,132	1,866,087
Sofina SA	422	118,895
Syensqo SA	5,684	463,911
UCB SA	1,488	416,240
		4,946,714
Bermuda — 0.1%
Aegon, Ltd.	60,528	486,489
CK Infrastructure Holdings, Ltd.	12,500	86,533
Hongkong Land Holdings, Ltd.	21,300	135,378
		708,400
Denmark — 1.4%
AP Moller-Maersk A/S, Series B	599	1,198,495
Coloplast A/S, Class B	2,853	257,536
Demant A/S†	4,073	138,795
Security Description	Shares or Principal Amount	Value

Denmark (continued)
DSV A/S	8,123	$ 1,851,301
Genmab A/S†	3,173	1,025,007
Novonesis (Novozymes), Class B	12,875	803,103
Orsted A/S*†	43,541	926,513
Pandora A/S	5,824	696,492
ROCKWOOL A/S, Class B	9,823	332,014
Vestas Wind Systems A/S	39,375	936,555
		8,165,811
Finland — 1.3%
Elisa Oyj	2,995	131,355
Kesko Oyj, Class B	9,720	206,967
Kone Oyj, Class B	8,300	564,242
Metso Oyj	9,703	159,968
Neste Oyj	31,325	605,699
Nokia Oyj	226,054	1,368,780
Nordea Bank Abp	94,264	1,676,357
Orion Oyj, Class B	12,380	886,193
Sampo Oyj, Class A	79,532	935,554
UPM-Kymmene Oyj	25,250	689,371
Wartsila OYJ Abp	7,246	235,131
		7,459,617
France — 9.2%
Accor SA	8,001	434,627
Aeroports de Paris SA	2,429	356,331
Air Liquide SA	29,126	5,579,388
Alstom SA†	24,771	649,414
Amundi SA*	3,485	279,252
AXA SA	120,628	5,445,911
BioMerieux	1,580	197,922
BNP Paribas SA	6,293	541,492
Bureau Veritas SA	8,771	280,913
Capgemini SE	8,288	1,296,303
Carrefour SA	6,535	100,272
Covivio SA	3,180	205,624
Credit Agricole SA	137,890	2,646,702
Dassault Systemes SE	34,390	962,898
Edenred SE	16,570	355,500
Eiffage SA	11,099	1,531,843
EssilorLuxottica SA	14,661	5,254,401
Gecina SA	2,448	226,971
Getlink SE	36,038	651,415
Hermes International S.C.A.	1,687	4,111,096
Ipsen SA	8,054	1,162,586
Kering SA	3,895	1,328,277
Klepierre SA	16,114	627,167
Legrand SA	8,364	1,268,524
Orange SA	68,021	1,122,372
Publicis Groupe SA	14,226	1,387,434
Rexel SA	16,485	627,980
Sanofi SA	4,948	493,097
Sartorius Stedim Biotech	1,538	370,471
Schneider Electric SE	21,505	5,785,367
Societe Generale SA	38,430	2,680,859
Sodexo SA	7,791	411,940
Vinci SA	29,665	4,206,405
		52,580,754
Germany — 9.2%
adidas AG	6,662	1,242,768
Allianz SE	11,586	5,005,673
Bayerische Motoren Werke AG	33,083	3,379,626
Bayerische Motoren Werke AG (Preference Shares)	7,797	735,171

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	15,494	$ 1,667,648
Brenntag SE	3,761	215,828
Commerzbank AG	49,319	1,937,529
Covestro AG†	2,058	147,808
Daimler Truck Holding AG	25,966	1,098,776
Deutsche Boerse AG	9,618	2,571,328
Deutsche Post AG	10,262	534,495
E.ON SE	67,180	1,196,637
Evonik Industries AG	26,479	407,777
Fresenius Medical Care AG	3,034	145,220
Fresenius SE & Co. KGaA	13,396	735,034
GEA Group AG	6,949	470,944
Hannover Rueck SE	3,725	1,122,077
Henkel AG & Co. KGaA	4,406	330,909
Henkel AG & Co. KGaA (Preference Shares)	17,854	1,442,259
HOCHTIEF AG	438	154,930
Infineon Technologies AG	60,409	2,546,970
Knorr-Bremse AG	1,764	187,096
Merck KGaA	11,713	1,575,511
Muenchener Rueckversicherungs-Gesellschaft AG	6,098	3,849,601
Nemetschek SE	2,323	259,450
RWE AG	13,738	698,196
SAP SE	35,033	8,478,874
Sartorius AG (Preference Shares)	1,106	322,760
Siemens AG	26,901	7,128,496
Siemens Healthineers AG*	21,543	1,071,018
Symrise AG	5,944	492,771
Vonovia SE	25,103	760,760
Zalando SE*†	12,172	328,106
		52,242,046
Hong Kong — 2.6%
AIA Group, Ltd.	394,200	4,107,626
BOC Hong Kong Holdings, Ltd.	208,000	1,002,803
CK Asset Holdings, Ltd.	161,500	829,463
Futu Holdings, Ltd. ADR	1,838	311,835
Hang Seng Bank, Ltd.	34,400	672,357
Henderson Land Development Co., Ltd.	140,000	528,378
HKT Trust & HKT, Ltd.	203,000	310,488
Hong Kong & China Gas Co., Ltd.	632,000	588,036
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,807,930
Link REIT	72,400	343,744
MTR Corp., Ltd.	81,500	323,591
Power Assets Holdings, Ltd.	68,500	458,152
SITC International Holdings Co., Ltd.	68,000	233,961
Sun Hung Kai Properties, Ltd.	79,500	1,008,575
Swire Pacific, Ltd., Class A	59,500	510,963
Techtronic Industries Co., Ltd.	48,500	571,021
WH Group, Ltd.*	1,018,500	1,067,437
Wharf Holdings, Ltd.	24,000	72,902
Wharf Real Estate Investment Co., Ltd.	85,000	268,401
		15,017,663
Ireland — 0.8%
AIB Group PLC	62,526	643,368
Bank of Ireland Group PLC	83,479	1,542,329
DCC PLC	7,880	520,121
Kerry Group PLC, Class A	15,369	1,425,773
Kingspan Group PLC	1,989	170,268
		4,301,859
Israel — 1.0%
Bank Hapoalim BM	71,791	1,549,885
Security Description	Shares or Principal Amount	Value

Israel (continued)
Bank Leumi Le-Israel BM	80,179	$ 1,678,020
Check Point Software Technologies, Ltd.†	1,981	369,991
CyberArk Software, Ltd.†	621	284,784
ICL Group, Ltd.	46,403	256,547
Israel Discount Bank, Ltd., Class A	62,143	649,250
Mizrahi Tefahot Bank, Ltd.	8,963	626,554
Monday.com, Ltd.†	1,187	170,762
Nice, Ltd.†	1,606	170,831
Wix.com, Ltd.†	1,486	142,225
		5,898,849
Italy — 3.2%
Banca Monte dei Paschi di Siena SpA	9,811	93,055
Banco BPM SpA	73,493	1,061,001
BPER Banca SpA	72,942	880,786
Buzzi SpA	2,170	133,928
FinecoBank Banca Fineco SpA	22,561	552,171
Generali	25,898	1,028,387
Infrastrutture Wireless Italiane SpA*	51,764	473,427
Intesa Sanpaolo SpA	604,657	3,929,893
Moncler SpA	20,870	1,411,047
Nexi SpA*	12,294	57,378
Poste Italiane SpA*	13,350	319,584
Prysmian SpA	8,362	836,270
Recordati Industria Chimica e Farmaceutica SpA	18,231	1,077,497
Snam SpA	59,694	397,232
Telecom Italia SpA†	498,492	280,704
Terna - Rete Elettrica Nazionale	119,137	1,257,283
UniCredit SpA	60,081	4,491,289
		18,280,932
Japan — 23.1%
Advantest Corp.	23,000	3,053,815
Aeon Co., Ltd.	121,200	2,195,732
Aisin Corp.	18,000	320,240
Ajinomoto Co., Inc.	43,500	1,008,642
ANA Holdings, Inc.	9,700	182,955
Asahi Kasei Corp.	22,800	190,290
Asics Corp.	14,000	334,541
Astellas Pharma, Inc.	105,500	1,328,776
Bandai Namco Holdings, Inc.	12,200	357,390
Canon, Inc.	52,300	1,541,734
Capcom Co., Ltd.	5,000	122,343
Central Japan Railway Co.	47,800	1,304,610
Chiba Bank, Ltd.	12,400	130,506
Chubu Electric Power Co., Inc.	5,200	81,279
Chugai Pharmaceutical Co., Ltd.	28,300	1,525,790
Daifuku Co., Ltd.	3,200	101,494
Dai-ichi Life Holdings, Inc.	176,300	1,374,807
Daiichi Sankyo Co., Ltd.	66,900	1,651,297
Daikin Industries, Ltd.	3,200	415,193
Daiwa House Industry Co., Ltd.	10,000	341,010
Daiwa Securities Group, Inc.	12,200	101,065
Denso Corp.	97,900	1,288,801
Disco Corp.	2,600	727,229
East Japan Railway Co.	35,900	928,459
Ebara Corp.	13,000	339,958
Eisai Co., Ltd.	27,400	857,359
ENEOS Holdings, Inc.	93,000	612,166
FANUC Corp.	36,300	1,163,186
Fast Retailing Co., Ltd.	6,700	2,454,477
Fuji Electric Co., Ltd.	1,400	99,010
FUJIFILM Holdings Corp.	47,000	1,010,727

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujikura, Ltd.	8,600	$ 987,297
Fujitsu, Ltd.	52,800	1,414,564
Hoya Corp.	9,800	1,470,449
Idemitsu Kosan Co., Ltd.	185,400	1,379,319
Inpex Corp.	95,900	2,011,138
Isuzu Motors, Ltd.	63,500	1,019,517
ITOCHU Corp.	39,300	2,365,879
Japan Airlines Co., Ltd.	5,700	106,047
Japan Exchange Group, Inc.	29,500	338,133
Japan Post Bank Co., Ltd.	53,800	646,672
Japan Post Holdings Co., Ltd.	29,700	291,795
JFE Holdings, Inc.	89,900	1,101,895
JX Advanced Metals Corp.	15,700	167,631
Kajima Corp.	35,100	1,307,371
Kao Corp.	26,900	1,087,028
KDDI Corp.	141,300	2,438,874
Keyence Corp.	6,800	2,312,463
Kioxia Holdings Corp.†	3,800	228,478
Komatsu, Ltd.	40,000	1,310,044
Kubota Corp.	41,700	606,824
Kyocera Corp.	38,700	529,243
Kyowa Kirin Co., Ltd.	24,600	413,948
Lasertec Corp.	2,200	398,442
M3, Inc.	11,900	195,618
Marubeni Corp.	85,200	2,245,871
Mitsubishi Chemical Group Corp.	93,200	525,674
Mitsubishi Electric Corp.	56,900	1,549,088
Mitsubishi Estate Co., Ltd.	58,700	1,391,909
Mitsubishi UFJ Financial Group, Inc.	344,000	5,410,361
Mitsui Fudosan Co., Ltd.	123,600	1,452,799
Mitsui OSK Lines, Ltd.	10,700	303,626
Mizuho Financial Group, Inc.	102,800	3,621,060
MS&AD Insurance Group Holdings, Inc.	61,100	1,365,289
Murata Manufacturing Co., Ltd.	68,700	1,412,381
NEC Corp.	36,700	1,386,377
Nexon Co., Ltd.	13,000	316,493
NIDEC Corp.	16,700	210,441
Nintendo Co., Ltd.	35,500	3,009,028
Nippon Paint Holdings Co., Ltd.	18,700	121,899
Nippon Steel Corp.	24,600	98,998
Nippon Yusen KK	17,400	551,312
Nitori Holdings Co., Ltd.	6,000	103,795
Nitto Denko Corp.	11,400	281,620
Nomura Holdings, Inc.	13,700	103,224
Nomura Research Institute, Ltd.	6,900	277,374
NTT, Inc.	100,900	100,564
Obayashi Corp.	25,700	523,713
Obic Co., Ltd.	9,600	308,763
Olympus Corp.	34,000	458,612
Oriental Land Co., Ltd.	42,000	810,005
ORIX Corp.	59,100	1,612,059
Osaka Gas Co., Ltd.	29,500	1,034,983
Otsuka Holdings Co., Ltd.	23,800	1,348,696
Pan Pacific International Holdings Corp.	108,000	654,682
Panasonic Holdings Corp.	8,800	110,700
Rakuten Group, Inc.†	43,300	264,493
Recruit Holdings Co., Ltd.	42,200	2,181,692
Renesas Electronics Corp.	42,600	504,582
Resona Holdings, Inc.	102,600	1,043,793
Ryohin Keikaku Co., Ltd.	15,000	297,509
Sanrio Co., Ltd.	1,700	60,755
SBI Holdings, Inc.	16,600	349,239
Security Description	Shares or Principal Amount	Value

Japan (continued)
Secom Co., Ltd.	12,000	$ 405,659
Seibu Holdings, Inc.	5,900	183,120
Sekisui House, Ltd.	9,200	205,897
Seven & i Holdings Co., Ltd.	49,300	678,651
SG Holdings Co., Ltd.	7,200	71,942
Shimano, Inc.	2,400	255,445
Shin-Etsu Chemical Co., Ltd.	76,100	2,295,182
Shionogi & Co., Ltd.	59,500	1,019,275
Shiseido Co., Ltd.	22,900	326,168
SMC Corp.	1,600	561,898
SoftBank Corp.	1,092,100	1,560,778
SoftBank Group Corp.	32,700	3,518,118
Sompo Holdings, Inc.	26,600	842,344
Sony Financial Holdings, Inc.†	181,600	171,829
Sony Group Corp.	181,600	5,326,088
Subaru Corp.	58,700	1,315,624
Sumitomo Corp.	59,800	1,874,506
Sumitomo Electric Industries, Ltd.	55,900	2,195,817
Sumitomo Metal Mining Co., Ltd.	7,100	233,507
Sumitomo Mitsui Financial Group, Inc.	154,600	4,680,612
Sumitomo Mitsui Trust Group, Inc.	10,400	300,930
Sumitomo Realty & Development Co., Ltd.	4,600	222,102
Suntory Beverage & Food, Ltd.	18,600	589,575
Suzuki Motor Corp.	107,800	1,684,053
Sysmex Corp.	4,600	44,073
T&D Holdings, Inc.	7,500	162,893
Taisei Corp.	1,200	102,527
Takeda Pharmaceutical Co., Ltd.	46,900	1,351,631
TDK Corp.	57,800	946,432
Terumo Corp.	26,200	411,509
Tokio Marine Holdings, Inc.	67,300	2,372,668
Tokyo Electron, Ltd.	13,800	2,844,893
Tokyo Gas Co., Ltd.	21,500	871,214
Toppan Holdings, Inc.	600	19,355
Toray Industries, Inc.	65,700	426,809
Toyota Industries Corp.	7,700	861,802
Toyota Motor Corp.	24,800	500,771
Tsuruha Holdings, Inc.	7,500	132,934
Unicharm Corp.	31,700	185,720
West Japan Railway Co.	13,400	266,450
Yamaha Motor Co., Ltd.	120,000	869,826
		131,567,636
Luxembourg — 0.8%
Eurofins Scientific SE	3,690	251,249
Spotify Technology SA†	4,606	2,758,395
Tenaris SA	60,135	1,213,987
		4,223,631
Netherlands — 6.9%
ABN AMRO Bank NV CVA*	31,505	1,067,619
Adyen NV*†	747	1,162,999
AerCap Holdings NV	3,147	421,698
Akzo Nobel NV	11,652	759,846
Argenx SE†	2,142	1,951,496
ASM International NV	952	528,375
ASML Holding NV	12,274	13,025,501
ASR Nederland NV	4,415	297,449
BE Semiconductor Industries NV	1,430	217,511
Euronext NV*	985	151,234
EXOR NV	2,671	224,521
Ferrari NV	5,199	2,042,444
Ferrovial SE	46,204	3,025,638

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	90,671	$ 2,354,427
JDE Peet's NV	34,063	1,249,652
Koninklijke Ahold Delhaize NV	56,194	2,324,150
Koninklijke KPN NV	146,860	670,592
Nebius Group NV#†	5,958	565,235
NN Group NV	17,789	1,291,212
Prosus NV	51,545	3,245,901
QIAGEN NV	11,519	549,730
STMicroelectronics NV	36,153	832,032
Universal Music Group NV	25,864	662,710
Wolters Kluwer NV	7,086	753,340
		39,375,312
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	8,805	188,588
Meridian Energy, Ltd.	77,092	249,294
Xero, Ltd.†	3,782	303,934
		741,816
Norway — 0.9%
Aker BP ASA	53,557	1,303,626
DNB Bank ASA	25,803	689,391
Equinor ASA	32,917	754,961
Mowi ASA	38,141	865,538
Orkla ASA	63,087	675,185
Telenor ASA	30,180	436,090
Yara International ASA	6,204	226,587
		4,951,378
Portugal — 0.7%
EDP SA	292,190	1,305,274
Galp Energia SGPS SA	88,298	1,774,830
Jeronimo Martins SGPS SA	40,329	956,541
		4,036,645
Singapore — 2.0%
CapitaLand Ascendas REIT	23,000	49,933
CapitaLand Integrated Commercial Trust	174,800	317,374
DBS Group Holdings, Ltd.	90,700	3,797,893
Grab Holdings, Ltd., Class A†	85,903	468,171
Keppel, Ltd.	46,700	368,536
Oversea-Chinese Banking Corp., Ltd.	170,100	2,429,504
Sea, Ltd. ADR†	12,019	1,670,761
Singapore Exchange, Ltd.	24,800	323,397
Singapore Telecommunications, Ltd.	154,300	562,416
United Overseas Bank, Ltd.	48,200	1,265,030
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	291,956
		11,544,971
Spain — 2.4%
Acciona SA	2,024	406,780
ACS Actividades de Construccion y Servicios SA	10,986	1,017,159
Aena SME SA*	85,715	2,332,974
Amadeus IT Group SA	22,347	1,646,456
Banco de Sabadell SA	554,036	2,009,746
Bankinter SA	80,192	1,263,765
CaixaBank SA	244,960	2,726,262
Cellnex Telecom SA*	20,733	622,122
Grifols SA	8,917	109,125
International Consolidated Airlines Group SA	182,065	958,181
Mapfre SA	26,024	120,457
Security Description	Shares or Principal Amount	Value

Spain (continued)
Naturgy Energy Group SA	3,889	$ 119,705
Repsol SA	5,474	101,643
		13,434,375
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,709	607,148
Sweden — 3.6%
AddTech AB, Class B	1,514	52,124
Alfa Laval AB	4,040	190,744
Assa Abloy AB, Class B	28,787	1,096,265
Atlas Copco AB, Class A	103,690	1,766,934
Atlas Copco AB, Class B	46,706	715,241
Boliden AB†	49,800	2,388,472
Epiroc AB, Class A	12,571	270,121
Epiroc AB, Class B	33,990	655,015
EQT AB	9,683	334,090
Essity AB, Class B	52,353	1,448,373
Hexagon AB, Class B	60,210	706,280
Industrivarden AB, Class A	1,908	79,970
Industrivarden AB, Class C	4,681	196,365
Investor AB, Class B	114,997	3,919,792
Lifco AB, Class B	1,363	50,094
Sandvik AB	46,829	1,417,636
Skandinaviska Enskilda Banken AB, Class A	97,136	1,929,700
Skanska AB, Class B	3,796	97,490
SKF AB, Class B	3,865	101,228
Svenska Cellulosa AB SCA, Class B	8,286	107,714
Svenska Handelsbanken AB, Class A	87,012	1,206,651
Tele2 AB, Class B	6,335	100,800
Telia Co. AB	24,928	100,072
Volvo AB, Class B	47,659	1,429,522
		20,360,693
Switzerland — 9.5%
ABB, Ltd.	86,710	6,247,233
Alcon AG	24,295	1,935,483
Baloise Holding AG	3,126	818,284
Barry Callebaut AG	150	240,834
Belimo Holding AG	291	284,364
Chocoladefabriken Lindt & Spruengli AG	2	298,278
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	28	412,696
Coca-Cola HBC AG	28,434	1,425,650
DSM-Firmenich AG	9,365	769,052
EMS-Chemie Holding AG	1,497	1,021,611
Galderma Group AG	4,441	886,218
Geberit AG	1,161	906,105
Givaudan SA	584	2,463,114
Helvetia Holding AG	388	100,744
Holcim AG	15,132	1,419,039
Julius Baer Group, Ltd.	5,886	421,391
Kuehne & Nagel International AG	3,998	803,553
Logitech International SA	10,692	1,205,375
Lonza Group AG	2,549	1,750,667
Novartis AG	78,388	10,227,428
Partners Group Holding AG	1,568	1,852,857
Sandoz Group AG	15,641	1,106,655
Schindler Holding AG	334	113,467
Schindler Holding AG (Participation Certificate)	5,222	1,868,029
SGS SA	11,982	1,375,203
Sika AG	8,897	1,757,289
Sonova Holding AG	2,558	639,140
Straumann Holding AG	6,765	772,066

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swatch Group AG	6,240	$ 1,261,227
Swiss Life Holding AG	1,350	1,481,467
Swiss Prime Site AG	6,256	923,292
Swiss Re AG	16,918	2,975,206
Swisscom AG	1,000	717,936
VAT Group AG*	1,072	473,106
Zurich Insurance Group AG	4,583	3,296,838
		54,250,897
United Kingdom — 12.6%
3i Group PLC	59,889	2,506,662
Admiral Group PLC	9,707	407,561
Anglo American PLC	13,400	507,131
Antofagasta PLC	74,610	2,731,076
Ashtead Group PLC	23,641	1,513,306
Associated British Foods PLC	33,977	960,754
AstraZeneca PLC	63,684	11,808,090
Auto Trader Group PLC*	40,872	345,831
Aviva PLC	335,955	2,901,170
Barratt Redrow PLC	97,429	509,081
Bunzl PLC	36,752	1,053,085
Centrica PLC	471,021	1,069,704
Coca-Cola Europacific Partners PLC	19,610	1,798,041
Compass Group PLC	98,381	3,090,488
Endeavour Mining PLC	5,437	251,429
Fresnillo PLC	16,584	578,829
GSK PLC	20,881	495,515
Haleon PLC	298,408	1,465,061
Halma PLC	31,063	1,466,889
Hikma Pharmaceuticals PLC	29,760	612,620
Informa PLC	114,123	1,450,717
InterContinental Hotels Group PLC	13,100	1,737,208
Intertek Group PLC	13,487	826,564
JD Sports Fashion PLC	344,064	352,196
Kingfisher PLC	285,409	1,155,236
Land Securities Group PLC	97,015	777,559
Legal & General Group PLC	443,375	1,450,387
London Stock Exchange Group PLC	19,956	2,354,636
M&G PLC	220,155	794,353
Marks & Spencer Group PLC	99,158	456,432
National Grid PLC	311,485	4,722,916
Pearson PLC	66,907	883,245
Phoenix Group Holdings PLC	126,522	1,166,955
Prudential PLC	161,810	2,346,902
RELX PLC	84,746	3,403,831
Rentokil Initial PLC	193,090	1,063,837
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Sage Group PLC	57,507	$ 818,138
Schroders PLC	155,152	798,996
Segro PLC	90,738	857,259
Severn Trent PLC	2,662	99,286
Smith & Nephew PLC	86,653	1,439,737
Smiths Group PLC	46,446	1,503,445
Spirax Group PLC	5,596	496,972
SSE PLC	94,851	2,761,317
Standard Chartered PLC	18,243	404,830
United Utilities Group PLC	10,628	174,005
Whitbread PLC	30,845	1,017,481
Wise PLC, Class A†	17,608	205,580
		71,592,343
Total Long-Term Investment Securities (cost $415,749,139)		561,323,079
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1)	1,566,650	1,566,650
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	576,437	576,437
Total Short-Term Investments (cost $2,143,087)		2,143,087
TOTAL INVESTMENTS (cost $417,892,226)(3)	98.9%	563,466,166
Other assets less liabilities	1.1	6,183,749
NET ASSETS	100.0%	$569,649,915
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $10,678,600 representing 1.9% of net assets.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $565,235. This was secured by collateral of $576,437, which was received in cash and subsequently invested in short-term investments currently valued at $576,437 as reported in the Portfolio of Investments.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
HSBC Holdings	Pay	Redeia Corp. SA	11,724	2.38% (ESTR + 0.45%)	Monthly	02/10/2028	$207,161	$ 1,360	$ 1,360
Hong Kong
BNP Paribas	Pay	Hong Kong Exchanges & Clearing, Ltd.	5,800	1.55% (HONIA + 0.30%)	Monthly	05/24/2027	314,973	(6,110)	(6,110)
								$(4,750)	$(4,750)
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
41	Long	Euro STOXX 50 Index	December 2025	$2,661,846	$2,699,368	$37,522
13	Long	FTSE 100 Index	December 2025	1,662,821	1,677,101	14,280
7	Long	SGX Nikkei 225 Index	December 2025	1,114,165	1,127,157	12,992
6	Long	SPI 200 Index	December 2025	843,434	847,502	4,068
						$68,862
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	13.7%
Insurance	8.7
Pharmaceuticals	7.4
Semiconductors	4.3
Chemicals	3.0
Commercial Services	3.0
Engineering & Construction	2.9
Electrical Components & Equipment	2.6
Healthcare-Products	2.5
Food	2.5
Electric	2.4
Auto Manufacturers	2.4
Oil & Gas	2.3
Diversified Financial Services	2.3
Retail	2.2
Telecommunications	2.1
Software	2.1
Mining	1.8
Machinery-Diversified	1.8
Miscellaneous Manufacturing	1.7
Transportation	1.6
Internet	1.6
Distribution/Wholesale	1.5
Electronics	1.5
Building Materials	1.4
Real Estate	1.3
Computers	1.3
Investment Companies	1.2
Apparel	1.2
Cosmetics/Personal Care	1.2
REITS	1.0
Biotechnology	1.0
Home Furnishings	0.9
Beverages	0.9
Auto Parts & Equipment	0.9
Private Equity	0.8
Machinery-Construction & Mining	0.7
Healthcare-Services	0.6
Food Service	0.6
Toys/Games/Hobbies	0.6
Gas	0.6
Lodging	0.6
Leisure Time	0.5
Media	0.5
Hand/Machine Tools	0.4
Short-Term Investments	0.4
Household Products/Wares	0.4
Metal Fabricate/Hardware	0.3
Office/Business Equipment	0.3
Entertainment	0.2
Advertising	0.2
Airlines	0.2
Iron/Steel	0.2

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Home Builders	0.2%
Energy-Alternate Sources	0.2
Pipelines	0.1
Forest Products & Paper	0.1
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$311,835	$14,705,828	$—	$15,017,663
Israel	967,762	4,931,087	—	5,898,849
Japan	171,829	131,395,807	—	131,567,636
Luxembourg	2,758,395	1,465,236	—	4,223,631
Netherlands	986,933	38,388,379	—	39,375,312
Singapore	2,138,932	9,406,039	—	11,544,971
United Kingdom	1,798,041	69,794,302	—	71,592,343
Other Countries	—	282,102,674	—	282,102,674
Short-Term Investments	2,143,087	—	—	2,143,087
Total Investments at Value	$11,276,814	$552,189,352	$—	$563,466,166
Other Financial Instruments:†
Swaps	$—	$1,360	$—	$1,360
Futures Contracts	68,862	—	—	68,862
Total Other Financial Instruments	$68,862	$1,360	$—	$70,222
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$6,110	$—	$6,110
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 1.7%
Northern Star Resources, Ltd.	228,827	$ 4,122,306
Paladin Energy, Ltd.†	279,295	1,495,952
Santos, Ltd.	332,779	1,411,303
		7,029,561
Belgium — 0.2%
Galapagos NV ADR†	26,209	820,866
Brazil — 0.6%
Banco do Brasil SA	601,584	2,532,404
Canada — 2.3%
Energy Fuels, Inc.†	47,475	683,640
Finning International, Inc.	28,556	1,527,673
NexGen Energy, Ltd.†	130,135	1,166,010
Nutrien, Ltd.	13,025	757,664
Pan American Silver Corp.	51,075	2,332,595
Teck Resources, Ltd., Class B	37,901	1,625,574
Vermilion Energy, Inc.	165,911	1,537,995
		9,631,151
China — 0.9%
Ping An Insurance Group Co. of China, Ltd.	493,500	3,609,202
Finland — 0.5%
UPM-Kymmene Oyj	78,491	2,142,947
France — 10.5%
Accor SA	55,713	3,026,415
AXA SA	77,375	3,493,197
BNP Paribas SA	27,403	2,357,939
Capgemini SE	22,802	3,566,397
Cie de Saint-Gobain SA	6,112	610,689
Eiffage SA	8,960	1,236,626
Orange SA	147,156	2,428,128
Sanofi SA	38,051	3,792,007
Schneider Electric SE	21,416	5,761,424
Societe Generale SA	38,825	2,708,414
TotalEnergies SE	167,582	11,012,987
Vinci SA	21,640	3,068,485
		43,062,708
Germany — 5.5%
Deutsche Telekom AG	195,098	6,287,486
Duerr AG	37,888	856,459
E.ON SE	205,100	3,653,324
Fresenius Medical Care AG	42,457	2,032,176
KION Group AG	24,175	1,810,392
Siemens AG	30,481	8,077,161
		22,716,998
Greece — 1.0%
Piraeus Financial Holdings SA	494,960	4,062,874
Guernsey — 0.3%
Burford Capital, Ltd.	129,816	1,242,339
Hong Kong — 2.3%
BOC Hong Kong Holdings, Ltd.	586,000	2,825,205
Sun Hung Kai Properties, Ltd.	283,500	3,596,615
WH Group, Ltd.*	2,965,500	3,107,988
		9,529,808
Ireland — 1.9%
Bank of Ireland Group PLC	244,281	4,513,249
Flutter Entertainment PLC†	3,453	721,021
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Jazz Pharmaceuticals PLC†	9,885	$ 1,744,999
Smurfit WestRock PLC	26,152	933,365
		7,912,634
Israel — 1.0%
Check Point Software Technologies, Ltd.†	21,188	3,957,283
Italy — 3.1%
BPER Banca SpA	358,586	4,329,982
Buzzi SpA	20,525	1,266,763
Enel SpA	498,280	5,152,088
PRADA SpA	302,400	1,793,654
		12,542,487
Japan — 20.2%
Dai-ichi Life Holdings, Inc.	252,800	1,971,363
Daiwabo Holdings Co, Ltd.	116,500	2,268,113
ITOCHU Corp.	106,000	6,381,252
Iyogin Holdings, Inc.	113,000	1,856,488
Kinden Corp.	42,700	1,771,813
Macnica Holdings, Inc.	119,000	1,766,650
MatsukiyoCocokara & Co.	136,900	2,528,946
Mebuki Financial Group, Inc.	521,700	3,404,005
Medipal Holdings Corp.	99,300	1,731,489
Murata Manufacturing Co., Ltd.	155,200	3,190,706
Nippon Television Holdings, Inc.	93,900	2,405,540
ORIX Corp.	402,200	10,970,732
Sankyo Co., Ltd.	187,900	3,249,600
Sanwa Holdings Corp.	40,000	1,030,037
Shimamura Co., Ltd.	40,200	2,879,738
Ship Healthcare Holdings, Inc.	48,300	800,406
Subaru Corp.	135,500	3,036,917
Sumitomo Corp.	97,900	3,068,799
Sumitomo Mitsui Financial Group, Inc.	297,600	9,010,026
Sundrug Co., Ltd.	32,100	889,403
Takeda Pharmaceutical Co., Ltd.	100,600	2,899,234
Tokyo Electron, Ltd.	13,600	2,803,663
Tokyo Tatemono Co., Ltd.	123,300	2,725,171
Toppan Holdings, Inc.	72,800	2,348,354
Toyota Motor Corp.	294,300	5,942,618
Toyota Tsusho Corp.	40,600	1,313,046
TV Asahi Holdings Corp.	42,900	921,210
		83,165,319
Jersey — 0.9%
TP ICAP Group PLC	717,215	2,416,362
Yellow Cake PLC*†	208,641	1,448,105
		3,864,467
Kazakhstan — 0.3%
Kaspi.KZ JSC ADR	15,811	1,222,348
Marshall Islands — 0.3%
Star Bulk Carriers Corp.	62,132	1,236,427
Netherlands — 5.7%
ASR Nederland NV	52,716	3,551,602
ING Groep NV	372,978	9,685,009
JBS NV, Class A†	133,707	1,964,156
Koninklijke Ahold Delhaize NV	176,687	7,307,668
Prosus NV	17,030	1,072,416
		23,580,851

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 1.2%
DNB Bank ASA	109,296	$ 2,920,111
Leroy Seafood Group ASA	461,869	2,145,427
		5,065,538
Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	98,513	2,089,043
Singapore — 3.2%
BW LPG, Ltd. (NYSE)*	82,408	1,045,758
BW LPG, Ltd. (OSEAX)*	24,980	317,243
DBS Group Holdings, Ltd.	129,400	5,418,383
Singapore Exchange, Ltd.	294,700	3,842,946
Venture Corp., Ltd.	201,600	2,326,893
		12,951,223
South Africa — 0.3%
Impala Platinum Holdings, Ltd.	106,795	1,340,846
South Korea — 0.3%
Youngone Corp.	21,922	1,305,024
Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	286,922	6,187,890
Banco Santander SA	609,030	6,509,741
Endesa SA	54,890	1,991,145
Iberdrola SA	191,771	4,051,894
Industria de Diseno Textil SA	80,274	4,501,158
		23,241,828
Switzerland — 5.8%
Nestle SA	26,384	2,622,665
Novartis AG	47,886	6,247,775
Partners Group Holding AG	2,096	2,476,778
Roche Holding AG	4,697	1,797,420
Swiss Re AG	21,336	3,752,158
Zurich Insurance Group AG	9,464	6,808,047
		23,704,843
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	62,000	2,850,048
United Arab Emirates — 0.8%
Emaar Properties PJSC	952,645	3,449,130
United Kingdom — 20.4%
3i Group PLC	59,884	2,506,452
Ashtead Group PLC	54,021	3,457,923
AstraZeneca PLC	44,782	8,303,339
AstraZeneca PLC ADR	19,301	1,789,589
Centrica PLC	803,016	1,823,676
Coca-Cola Europacific Partners PLC	66,360	6,084,548
Compass Group PLC	148,300	4,658,616
HSBC Holdings PLC	712,442	10,117,937
Imperial Brands PLC	118,407	5,028,780
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
JD Sports Fashion PLC	1,290,884	$ 1,321,394
Marks & Spencer Group PLC	572,727	2,636,306
National Grid PLC	452,508	6,861,189
NatWest Group PLC	833,489	6,952,538
Rio Tinto PLC	99,678	7,171,255
Shell PLC†	370,847	13,643,244
Vodafone Group PLC	1,279,609	1,598,662
		83,955,448
United States — 0.9%
Diversified Energy Co.	123,064	1,850,883
Primo Brands Corp.	109,141	1,712,422
		3,563,305
Total Common Stocks (cost $334,219,961)		407,378,950
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
United States — 0.0%
iShares MSCI EAFE Value ETF (cost $40,892)	598	42,021
Total Long-Term Investment Securities (cost $334,260,853)		407,420,971
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
Allspring Government Money Market Fund, Institutional Shares Class 3.57%(1)	635,837	635,837
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1)	370,387	370,387
Total Short-Term Investments (cost $1,006,224)		1,006,224
TOTAL INVESTMENTS (cost $335,267,077)(2)	99.2%	408,427,195
Other assets less liabilities	0.8	3,419,386
NET ASSETS	100.0%	$411,846,581
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At November 30, 2025, the aggregate value of these securities was $5,919,094 representing 1.4% of net assets.
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
NYSE—New York Stock Exchange
OSEAX—Oslo Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	211,525	EUR	182,000	01/05/2026	$ —	$ (9)
	USD	1,267,016	GBP	965,000	01/05/2026	11,139	—
	USD	626,880	SGD	811,000	01/05/2026	583	—
						11,722	(9)
Citibank, N.A.	AUD	1,285,000	USD	837,505	01/05/2026	—	(4,412)
	NZD	2,249,000	USD	1,276,577	01/05/2026	—	(15,767)

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	11,585,656	AUD	17,794,000	01/05/2026	$ 72,763	$ —
	USD	8,066,397	GBP	6,181,000	01/05/2026	120,415	—
	USD	1,030,824	JPY	160,926,000	01/05/2026	3,464	—
	USD	1,034,128	SEK	9,857,000	01/05/2026	12,140	—
						208,782	(20,179)
HSBC Bank PLC	CAD	13,371,000	USD	9,505,063	01/05/2026	—	(82,426)
	USD	1,033,560	DKK	6,686,000	01/05/2026	7,310	—
						7,310	(82,426)
JPMorgan Chase Bank, N.A.	GBP	317,000	USD	419,469	01/05/2026	—	(402)
Morgan Stanley & Co. International PLC	JPY	948,991,000	USD	6,194,893	01/05/2026	95,630	—
State Street Bank & Trust Co.	AUD	1,278,000	USD	825,839	01/05/2026	—	(11,492)
	CAD	1,184,000	USD	847,949	01/05/2026	—	(1,021)
	USD	7,472,221	CHF	6,000,000	01/05/2026	27,844	—
						27,844	(12,513)
UBS AG	SGD	2,956,000	USD	2,271,269	01/05/2026	—	(15,759)
	USD	9,092,777	EUR	7,885,000	01/05/2026	70,985	—
	USD	839,423	JPY	129,175,000	01/05/2026	—	(9,202)
	USD	1,466,565	SEK	13,896,000	01/05/2026	8,421	—
						79,406	(24,961)
Unrealized Appreciation (Depreciation)						$430,694	$(140,490)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	21.3%
Oil & Gas	7.2
Pharmaceuticals	7.1
Insurance	5.7
Electric	5.4
Mining	4.8
Food	4.8
Diversified Financial Services	4.5
Distribution/Wholesale	3.1
Retail	2.9
Telecommunications	2.5
Real Estate	2.4
Auto Manufacturers	2.1
Miscellaneous Manufacturing	2.0
Beverages	1.9
Computers	1.9
Electronics	1.8
Commercial Services	1.7
Engineering & Construction	1.4
Electrical Components & Equipment	1.4
Semiconductors	1.4
Agriculture	1.2
Private Equity	1.2
Food Service	1.1
Entertainment	1.0
Media	0.8
Building Materials	0.8
Apparel	0.7

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Industry Allocation*(continued)
Lodging	0.7%
Transportation	0.7
Machinery-Diversified	0.6
Forest Products & Paper	0.5
Healthcare-Services	0.5
Gas	0.5
Hand/Machine Tools	0.4
Investment Companies	0.3
Short-Term Investments	0.3
Internet	0.2
Packaging & Containers	0.2
Chemicals	0.2
99.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$820,866	$—	$—	$820,866
Brazil	2,532,404	—	—	2,532,404
Canada	9,631,151	—	—	9,631,151
Guernsey	1,242,339	—	—	1,242,339
Ireland	3,399,385	4,513,249	—	7,912,634
Israel	3,957,283	—	—	3,957,283
Kazakhstan	1,222,348	—	—	1,222,348
Marshall Islands	1,236,427	—	—	1,236,427
Netherlands	1,964,156	21,616,695	—	23,580,851
Singapore	1,045,758	11,905,465	—	12,951,223
United Kingdom	7,874,137	76,081,311	—	83,955,448
United States	3,563,305	—	—	3,563,305
Other Countries	—	254,772,671	—	254,772,671
Unaffiliated Investment Companies	42,021	—	—	42,021
Short-Term Investments	1,006,224	—	—	1,006,224
Total Investments at Value	$39,537,804	$368,889,391	$—	$408,427,195
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$430,694	$—	$430,694
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$140,490	$—	$140,490
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.0%
Trade Desk, Inc., Class A†	2,097	$ 82,957
Aerospace/Defense — 2.3%
Boeing Co.†	7,685	1,452,465
General Electric Co.	9,146	2,729,624
Howmet Aerospace, Inc.	22,410	4,584,862
L3Harris Technologies, Inc.	2,304	642,102
Northrop Grumman Corp.	15,002	8,584,894
RTX Corp.	3,649	638,247
TransDigm Group, Inc.	343	466,538
		19,098,732
Agriculture — 0.3%
Altria Group, Inc.	10,035	592,165
Philip Morris International, Inc.	12,669	1,995,114
		2,587,279
Airlines — 0.0%
United Airlines Holdings, Inc.†	3,760	383,370
Apparel — 0.0%
NIKE, Inc., Class B	2,411	155,823
Auto Manufacturers — 1.9%
Cummins, Inc.	1,190	592,596
General Motors Co.	5,249	385,907
PACCAR, Inc.	3,170	334,181
Tesla, Inc.†	34,046	14,645,568
		15,958,252
Banks — 4.6%
Bank of America Corp.	58,086	3,116,314
Bank of New York Mellon Corp.	7,628	855,099
Citigroup, Inc.	22,786	2,360,630
East West Bancorp, Inc.	4,321	461,051
Fifth Third Bancorp	10,462	454,678
Goldman Sachs Group, Inc.	1,734	1,432,353
Huntington Bancshares, Inc.	27,423	446,995
JPMorgan Chase & Co.	18,403	5,761,611
KeyCorp	17,783	326,852
Morgan Stanley	37,714	6,398,557
Popular, Inc.	1,021	117,119
State Street Corp.	2,253	268,152
Truist Financial Corp.	1,933	89,884
US Bancorp	78,813	3,865,778
Wells Fargo & Co.	142,830	12,261,955
Western Alliance Bancorp	2,920	238,068
		38,455,096
Beverages — 0.6%
Coca-Cola Co.	34,269	2,505,749
Keurig Dr Pepper, Inc.	20,123	561,432
Monster Beverage Corp.†	6,861	514,506
PepsiCo, Inc.	6,960	1,035,231
		4,616,918
Biotechnology — 1.3%
Amgen, Inc.	943	325,769
Corteva, Inc.	5,012	338,160
Gilead Sciences, Inc.	15,062	1,895,402
Regeneron Pharmaceuticals, Inc.	5,063	3,950,102
Vertex Pharmaceuticals, Inc.†	9,640	4,180,000
		10,689,433
Security Description	Shares or Principal Amount	Value

Building Materials — 2.0%
Carrier Global Corp.	45,139	$ 2,477,228
Johnson Controls International PLC	4,934	573,874
Lennox International, Inc.	100	49,887
Trane Technologies PLC	14,374	6,058,353
Vulcan Materials Co.	23,228	6,904,291
West Fraser Timber Co., Ltd.	4,554	280,071
		16,343,704
Chemicals — 0.4%
CF Industries Holdings, Inc.	1,445	113,721
Dow, Inc.	2,329	55,547
Ecolab, Inc.	2,245	617,734
Linde PLC	4,574	1,876,804
Mosaic Co.	3,390	83,021
RPM International, Inc.	474	50,837
Sherwin-Williams Co.	1,871	643,044
		3,440,708
Commercial Services — 1.0%
API Group Corp.†	9,469	374,594
Automatic Data Processing, Inc.	419	106,971
Block, Inc.†	16,273	1,087,036
Booz Allen Hamilton Holding Corp.	1,179	98,399
Cintas Corp.	3,202	595,636
Corpay, Inc.†	3,473	1,027,313
Equifax, Inc.	1,687	358,268
Global Payments, Inc.	527	39,926
Klarna Group PLC†	1,516	47,709
Moody's Corp.	1,715	841,688
S&P Global, Inc.	2,147	1,070,988
United Rentals, Inc.	2,223	1,812,145
Verisk Analytics, Inc.	2,246	505,507
		7,966,180
Computers — 8.3%
Accenture PLC, Class A	4,653	1,163,250
Apple, Inc.	221,029	61,633,937
Crowdstrike Holdings, Inc., Class A†	1,874	954,166
Dell Technologies, Inc., Class C	1,327	176,955
Fortinet, Inc.†	8,367	678,815
International Business Machines Corp.	6,969	2,150,494
Sandisk Corp.†	900	200,952
Seagate Technology Holdings PLC	2,970	821,769
Western Digital Corp.	3,247	530,332
		68,310,670
Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	9,084	730,263
e.l.f. Beauty, Inc.†	2,435	185,474
Estee Lauder Cos., Inc., Class A	4,352	409,393
Kenvue, Inc.	14,606	253,414
Procter & Gamble Co.	18,904	2,800,816
Unilever PLC ADR	9,516	576,574
		4,955,934
Distribution/Wholesale — 0.1%
Pool Corp.	229	55,784
SiteOne Landscape Supply, Inc.†	1,933	259,563
WW Grainger, Inc.	628	595,740
		911,087
Diversified Financial Services — 5.0%
American Express Co.	32,809	11,984,143
Ameriprise Financial, Inc.	5,171	2,356,631

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Apollo Global Management, Inc.	3,828	$ 504,722
Ares Management Corp., Class A	3,078	482,784
Blackrock, Inc.	1,108	1,160,408
Capital One Financial Corp.	2,287	501,013
Cboe Global Markets, Inc.	418	107,915
Charles Schwab Corp.	20,597	1,909,960
CME Group, Inc.	4,384	1,233,921
Intercontinental Exchange, Inc.	2,066	324,982
Mastercard, Inc., Class A	25,852	14,232,302
Rocket Cos., Inc., Class A	15,764	314,965
TPG, Inc.	6,887	406,884
Tradeweb Markets, Inc., Class A	7,575	824,614
Visa, Inc., Class A	14,220	4,755,737
Voya Financial, Inc.	5,023	353,117
		41,454,098
Electric — 2.8%
Alliant Energy Corp.	10,761	747,567
Ameren Corp.	3,678	391,155
CMS Energy Corp.	5,060	381,726
Consolidated Edison, Inc.	7,202	722,793
Constellation Energy Corp.	2,149	783,010
DTE Energy Co.	3,101	424,930
Entergy Corp.	23,831	2,323,999
NextEra Energy, Inc.	98,349	8,486,535
PG&E Corp.	53,590	863,871
Sempra	10,776	1,020,703
Southern Co.	54,794	4,992,829
Vistra Corp.	4,028	720,448
Xcel Energy, Inc.	15,220	1,249,714
		23,109,280
Electrical Components & Equipment — 0.7%
Eaton Corp. PLC	16,937	5,858,339
Emerson Electric Co.	2,613	348,522
		6,206,861
Electronics — 1.2%
Amphenol Corp., Class A	36,813	5,186,952
Fortive Corp.	11,418	610,635
Honeywell International, Inc.	3,600	691,884
Hubbell, Inc.	1,509	651,028
Keysight Technologies, Inc.†	6,276	1,242,334
Mettler-Toledo International, Inc.†	150	221,508
TE Connectivity PLC	4,343	982,169
		9,586,510
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	924	252,178
Entertainment — 0.0%
TKO Group Holdings, Inc.	2,011	389,913
Environmental Control — 0.1%
Veralto Corp.	900	91,098
Waste Connections, Inc.	2,203	388,940
Waste Management, Inc.	2,023	440,751
		920,789
Food — 0.6%
Lamb Weston Holdings, Inc.	676	39,925
Mondelez International, Inc., Class A	77,224	4,445,786
Tyson Foods, Inc., Class A	2,748	159,521
		4,645,232
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.1%
International Paper Co.	11,662	$ 460,416
Gas — 0.1%
Atmos Energy Corp.	3,253	573,732
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	2,080	148,762
Healthcare-Products — 3.7%
Abbott Laboratories	14,791	1,906,560
Boston Scientific Corp.†	10,803	1,097,369
Danaher Corp.	7,191	1,630,775
Edwards Lifesciences Corp.†	66,552	5,768,062
IDEXX Laboratories, Inc.†	600	451,728
Intuitive Surgical, Inc.†	3,516	2,016,356
Medtronic PLC	63,456	6,683,820
ResMed, Inc.	1,848	472,774
Stryker Corp.	20,053	7,443,272
Thermo Fisher Scientific, Inc.	3,531	2,086,221
Waters Corp.†	400	161,368
West Pharmaceutical Services, Inc.	900	249,525
Zimmer Biomet Holdings, Inc.	2,677	261,061
		30,228,891
Healthcare-Services — 0.6%
Centene Corp.†	4,080	160,507
Cigna Group	2,576	714,273
Elevance Health, Inc.	784	265,196
IQVIA Holdings, Inc.†	737	169,517
Quest Diagnostics, Inc.	1,388	262,582
Tenet Healthcare Corp.†	3,284	712,103
UnitedHealth Group, Inc.	6,977	2,300,805
		4,584,983
Home Builders — 0.1%
NVR, Inc.†	85	638,120
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	835	91,115
Insurance — 3.3%
Allstate Corp.	6,758	1,439,319
American International Group, Inc.	12,360	941,338
Arthur J. Gallagher & Co.	27,315	6,763,740
Axis Capital Holdings, Ltd.	2,501	255,702
Berkshire Hathaway, Inc., Class B†	8,596	4,416,711
Chubb, Ltd.	6,747	1,998,326
Equitable Holdings, Inc.	9,190	429,081
Hartford Insurance Group, Inc.	4,029	552,094
Marsh & McLennan Cos., Inc.	7,662	1,405,594
MetLife, Inc.	12,991	994,591
Progressive Corp.	20,005	4,576,944
RenaissanceRe Holdings, Ltd.	932	243,410
Travelers Cos., Inc.	11,800	3,455,748
		27,472,598
Internet — 13.8%
Alphabet, Inc., Class A	90,970	29,126,774
Alphabet, Inc., Class C	43,324	13,868,879
Amazon.com, Inc.†	149,486	34,863,125
AppLovin Corp., Class A†	2,701	1,619,195
Booking Holdings, Inc.	268	1,317,137
CDW Corp.	862	124,318
DoorDash, Inc., Class A†	14,007	2,778,568
eBay, Inc.	4,691	388,368
Meta Platforms, Inc., Class A	35,737	23,155,789

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Netflix, Inc.†	35,820	$ 3,853,516
Palo Alto Networks, Inc.†	6,977	1,326,537
Pinterest, Inc., Class A†	8,822	230,431
Robinhood Markets, Inc., Class A†	4,363	560,602
Spotify Technology SA†	1,017	609,051
Uber Technologies, Inc.†	1,322	115,728
		113,938,018
Iron/Steel — 0.1%
Steel Dynamics, Inc.	2,981	500,301
Leisure Time — 0.1%
Royal Caribbean Cruises, Ltd.	2,456	653,910
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	3,306	942,309
Las Vegas Sands Corp.	4,793	326,691
Marriott International, Inc., Class A	7,310	2,228,015
		3,497,015
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	4,321	2,487,859
GE Vernova, Inc.	1,279	767,106
Vertiv Holdings Co., Class A	3,852	692,320
		3,947,285
Machinery-Diversified — 0.9%
Deere & Co.	11,386	5,288,683
Dover Corp.	3,948	731,485
Esab Corp.	3,618	406,084
Ingersoll Rand, Inc.	4,872	391,417
Middleby Corp.†	2,588	305,902
Xylem, Inc.	1,011	142,217
		7,265,788
Media — 1.1%
Walt Disney Co.	84,291	8,805,881
Mining — 0.1%
Agnico Eagle Mines, Ltd.	600	104,658
Franco-Nevada Corp.	3,167	664,563
Freeport-McMoRan, Inc.	10,573	454,428
		1,223,649
Miscellaneous Manufacturing — 0.3%
3M Co.	2,097	360,789
Parker-Hannifin Corp.	1,513	1,303,752
Teledyne Technologies, Inc.†	1,770	884,150
		2,548,691
Oil & Gas — 1.1%
Chevron Corp.	15,775	2,384,076
ConocoPhillips	15,008	1,331,059
Diamondback Energy, Inc.	3,417	521,400
EOG Resources, Inc.	3,724	401,633
EQT Corp.	6,032	367,108
Expand Energy Corp.	2,737	333,722
Exxon Mobil Corp.	26,280	3,046,378
Marathon Petroleum Corp.	1,859	360,144
Valero Energy Corp.	2,377	420,159
		9,165,679
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 1.1%
Baker Hughes Co.	181,840	$ 9,128,368
SLB, Ltd.	11,526	417,702
		9,546,070
Packaging & Containers — 0.0%
Ball Corp.	4,988	247,056
Packaging Corp. of America	357	72,853
		319,909
Pharmaceuticals — 4.0%
AbbVie, Inc.	38,296	8,719,999
Bristol-Myers Squibb Co.	2,294	112,865
Cardinal Health, Inc.	2,598	551,451
Cencora, Inc.	2,147	792,093
Chugai Pharmaceutical Co., Ltd. ADR	23,143	618,381
CVS Health Corp.	12,455	1,000,884
Eli Lilly & Co.	13,707	14,741,467
Johnson & Johnson	14,637	3,028,688
McKesson Corp.	699	615,903
Merck & Co., Inc.	16,046	1,682,102
Pfizer, Inc.	14,069	362,136
Viatris, Inc.	45,504	486,438
Zoetis, Inc.	1,700	217,906
		32,930,313
Pipelines — 0.2%
Targa Resources Corp.	3,395	595,178
Williams Cos., Inc.	16,881	1,028,559
		1,623,737
Private Equity — 0.9%
Blackstone, Inc.	48,613	7,117,915
KKR & Co., Inc.	6,268	766,639
		7,884,554
Real Estate — 0.1%
CBRE Group, Inc., Class A†	3,471	561,712
CoStar Group, Inc.†	973	66,942
		628,654
REITS — 1.2%
American Tower Corp.	4,306	780,549
AvalonBay Communities, Inc.	1,649	300,019
BXP, Inc.	1,815	131,333
CubeSmart	6,718	250,111
Equinix, Inc.	1,152	867,813
Equity LifeStyle Properties, Inc.	1,000	62,870
Essex Property Trust, Inc.	1,189	313,444
Kimco Realty Corp.	6,593	136,211
Prologis, Inc.	32,331	4,155,503
Public Storage	1,503	412,634
Regency Centers Corp.	1,888	134,350
Rexford Industrial Realty, Inc.	15,361	639,171
Simon Property Group, Inc.	1,939	361,275
Sun Communities, Inc.	904	116,471
Ventas, Inc.	3,242	261,403
Welltower, Inc.	5,425	1,129,594
		10,052,751
Retail — 5.6%
AutoZone, Inc.†	185	731,551
Carvana Co.†	805	301,473
Chipotle Mexican Grill, Inc.†	74,224	2,562,212
Costco Wholesale Corp.	3,072	2,806,548

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Darden Restaurants, Inc.	674	$ 121,037
Domino's Pizza, Inc.	288	120,853
Home Depot, Inc.	8,144	2,906,756
Lowe's Cos., Inc.	45,322	10,989,679
McDonald's Corp.	31,864	9,935,833
O'Reilly Automotive, Inc.†	8,917	906,859
Ross Stores, Inc.	4,755	838,592
TJX Cos., Inc.	6,763	1,027,435
Ulta Beauty, Inc.†	578	311,444
Walmart, Inc.	116,279	12,849,992
Wingstop, Inc.	1,082	286,438
		46,696,702
Semiconductors — 14.4%
Advanced Micro Devices, Inc.†	14,631	3,182,681
Applied Materials, Inc.	4,237	1,068,783
Broadcom, Inc.	75,961	30,609,245
Intel Corp.†	31,877	1,292,931
KLA Corp.	1,470	1,727,941
Lam Research Corp.	8,935	1,393,860
Marvell Technology, Inc.	5,857	523,616
Micron Technology, Inc.	11,038	2,610,266
Monolithic Power Systems, Inc.	1,476	1,369,979
NVIDIA Corp.	372,798	65,985,246
NXP Semiconductors NV	37,206	7,252,938
QUALCOMM, Inc.	9,033	1,518,357
Teradyne, Inc.	1,606	292,115
		118,827,958
Software — 10.8%
Adobe, Inc.†	1,387	444,020
Autodesk, Inc.†	685	207,788
Datadog, Inc., Class A†	5,582	893,176
Dayforce, Inc.†	1,197	82,713
Descartes Systems Group, Inc.†	6,202	511,169
Electronic Arts, Inc.	1,110	224,253
Fair Isaac Corp.†	72	130,020
Fiserv, Inc.†	1,759	108,126
HubSpot, Inc.†	200	73,464
Intuit, Inc.	9,249	5,864,606
Microsoft Corp.	120,226	59,152,394
Oracle Corp.	45,157	9,119,456
Security Description	Shares or Principal Amount	Value

Software (continued)
Palantir Technologies, Inc., Class A†	16,451	$ 2,771,171
PTC, Inc.†	1,972	345,948
Roper Technologies, Inc.	5,351	2,387,723
Salesforce, Inc.	4,597	1,059,792
ServiceNow, Inc.†	7,449	6,051,642
Workday, Inc., Class A†	640	137,997
		89,565,458
Telecommunications — 0.9%
Arista Networks, Inc.†	9,142	1,194,677
AT&T, Inc.	4,646	120,889
Cisco Systems, Inc.	23,136	1,780,084
Corning, Inc.	5,879	495,012
T-Mobile US, Inc.	16,945	3,541,674
		7,132,336
Transportation — 0.4%
Canadian National Railway Co.	4,351	417,217
CSX Corp.	24,933	881,631
Old Dominion Freight Line, Inc.	6,558	887,232
Saia, Inc.†	2,372	667,860
Union Pacific Corp.	1,058	245,276
		3,099,216
Total Long-Term Investment Securities (cost $734,872,564)		824,573,496
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
T. Rowe Price Government Reserve Fund 4.02% (cost $552,747)	552,747	552,747
TOTAL INVESTMENTS (cost $735,425,311)(1)	99.8%	825,126,243
Other assets less liabilities	0.2	1,756,976
NET ASSETS	100.0%	$826,883,219
^	Prior to September 29, 2025, the Fund was known as Large Capital Growth Fund.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$824,573,496	$—	$—	$824,573,496
Short-Term Investments	552,747	—	—	552,747
Total Investments at Value	$825,126,243	$—	$—	$825,126,243
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.0%
AeroVironment, Inc.†	25,935	$ 7,247,795
ATI, Inc.†	111,875	11,277,000
Curtiss-Wright Corp.	30,633	17,285,895
Hexcel Corp.	64,755	4,936,274
Kratos Defense & Security Solutions, Inc.†	137,087	10,432,321
		51,179,285
Agriculture — 0.2%
Darling Ingredients, Inc.†	127,621	4,672,205
Airlines — 0.4%
Alaska Air Group, Inc.†	93,729	4,017,225
American Airlines Group, Inc.†	536,454	7,537,179
		11,554,404
Apparel — 0.6%
Capri Holdings, Ltd.†	97,450	2,472,306
Columbia Sportswear Co.#	21,165	1,136,772
Crocs, Inc.#†	44,320	3,766,314
PVH Corp.	39,176	3,320,558
Under Armour, Inc., Class A#†	155,563	718,701
Under Armour, Inc., Class C#†	94,938	420,575
VF Corp.	266,388	4,661,790
		16,497,016
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	57,581	6,793,982
Gentex Corp.	176,789	4,036,093
Goodyear Tire & Rubber Co.†	235,057	2,035,594
Lear Corp.	43,342	4,653,197
Visteon Corp.	22,059	2,277,592
		19,796,458
Banks — 6.4%
Associated Banc-Corp.	132,068	3,472,068
Bank OZK	86,348	3,973,735
Cadence Bank	133,378	5,313,780
Columbia Banking System, Inc.	243,132	6,739,619
Comerica, Inc.	104,326	8,385,724
Commerce Bancshares, Inc.	100,588	5,422,699
Cullen/Frost Bankers, Inc.	52,339	6,475,381
East West Bancorp, Inc.	112,052	11,955,948
First Financial Bankshares, Inc.	105,274	3,288,760
First Horizon Corp.	412,809	9,222,153
Flagstar Financial, Inc.	241,303	2,953,549
FNB Corp.	292,683	4,870,245
Glacier Bancorp, Inc.	104,399	4,416,078
Hancock Whitney Corp.	68,875	4,173,136
Home BancShares, Inc.	148,255	4,160,035
International Bancshares Corp.	44,281	2,943,801
Old National Bancorp	283,206	6,154,066
Pinnacle Financial Partners, Inc.	62,324	5,713,864
Prosperity Bancshares, Inc.	77,567	5,329,629
SouthState Bank Corp.	82,089	7,347,786
Synovus Financial Corp.	112,311	5,413,390
Texas Capital Bancshares, Inc.†	36,908	3,327,994
UMB Financial Corp.	58,088	6,452,415
United Bankshares, Inc.	114,881	4,278,169
Valley National Bancorp	391,368	4,430,286
Webster Financial Corp.	134,848	8,036,941
Western Alliance Bancorp	84,303	6,873,224
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wintrust Financial Corp.	54,571	$ 7,313,605
Zions Bancorp NA	120,021	6,388,718
		164,826,798
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	6,502	1,266,590
Celsius Holdings, Inc.†	129,456	5,299,929
Coca-Cola Consolidated, Inc.	48,728	7,940,227
		14,506,746
Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.†	156,112	8,731,344
Bio-Rad Laboratories, Inc., Class A#†	14,868	4,830,019
Cytokinetics, Inc.†	97,422	6,637,361
Exelixis, Inc.†	218,867	9,667,355
Halozyme Therapeutics, Inc.†	95,182	6,795,995
Illumina, Inc.†	124,961	16,426,123
Roivant Sciences, Ltd.†	349,774	7,278,797
United Therapeutics Corp.†	36,770	17,870,220
		78,237,214
Building Materials — 2.1%
AAON, Inc.#	54,943	5,136,072
Carlisle Cos., Inc.	34,676	11,029,395
Eagle Materials, Inc.#	26,335	5,891,666
Fortune Brands Innovations, Inc.	97,988	5,059,121
Knife River Corp.†	45,718	3,421,535
Louisiana-Pacific Corp.	51,642	4,235,160
Owens Corning	67,991	7,699,301
Simpson Manufacturing Co., Inc.	33,760	5,650,749
Trex Co., Inc.†	87,261	3,052,390
UFP Industries, Inc.	47,664	4,432,275
		55,607,664
Chemicals — 1.1%
Ashland, Inc.	36,738	1,943,440
Axalta Coating Systems, Ltd.†	176,723	5,324,664
Cabot Corp.	42,897	2,684,065
NewMarket Corp.	6,366	4,860,632
Olin Corp.	92,976	1,961,794
RPM International, Inc.	104,372	11,193,897
Westlake Corp.	27,107	1,811,019
		29,779,511
Commercial Services — 3.3%
API Group Corp.†	300,931	11,904,830
Avis Budget Group, Inc.#†	13,712	1,863,187
Brink's Co.	33,802	3,796,979
Euronet Worldwide, Inc.†	32,506	2,408,369
FTI Consulting, Inc.†	25,807	4,210,412
Graham Holdings Co., Class B	2,762	3,056,153
Grand Canyon Education, Inc.†	22,586	3,562,716
GXO Logistics, Inc.†	93,453	4,741,805
H&R Block, Inc.	108,423	4,566,777
Insperity, Inc.	29,614	1,047,447
Morningstar, Inc.	19,905	4,276,788
Paylocity Holding Corp.†	36,192	5,332,167
Service Corp. International	113,671	9,028,887
Shift4 Payments, Inc., Class A#†	54,652	4,032,225
TransUnion	158,376	13,469,879
Valvoline, Inc.†	102,803	3,218,762
WEX, Inc.†	27,883	4,136,722
		84,654,105

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 3.9%
ASGN, Inc.†	36,030	$ 1,621,710
CACI International, Inc., Class A†	17,839	11,008,447
Crane NXT Co.#	40,366	2,272,606
ExlService Holdings, Inc.†	130,773	5,195,611
Genpact, Ltd.	131,304	5,785,254
KBR, Inc.	105,046	4,329,996
Kyndryl Holdings, Inc.†	186,952	4,828,970
Lumentum Holdings, Inc.#†	56,728	18,445,677
Maximus, Inc.	45,752	3,938,790
Okta, Inc.†	135,779	10,907,127
Parsons Corp.#†	43,308	3,667,321
Pure Storage, Inc., Class A†	252,435	22,456,618
Qualys, Inc.†	29,330	4,131,131
Science Applications International Corp.	37,957	3,272,273
		101,861,531
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	302,005	1,002,657
e.l.f. Beauty, Inc.†	48,214	3,672,460
Perrigo Co. PLC	111,833	1,492,971
		6,168,088
Distribution/Wholesale — 1.6%
Core & Main, Inc., Class A†	153,994	7,444,070
RB Global, Inc.#	150,896	14,817,987
Watsco, Inc.	28,377	9,829,793
WESCO International, Inc.	39,418	10,540,767
		42,632,617
Diversified Financial Services — 3.1%
Affiliated Managers Group, Inc.	23,025	6,189,811
Ally Financial, Inc.	226,798	9,366,757
Evercore, Inc., Class A	31,277	10,010,829
Federated Hermes, Inc.	59,738	2,997,055
Hamilton Lane, Inc., Class A	32,843	4,070,397
Houlihan Lokey, Inc.	44,203	7,753,206
Janus Henderson Group PLC	101,615	4,441,592
Jefferies Financial Group, Inc.	133,854	7,704,636
SEI Investments Co.	76,387	6,176,653
SLM Corp.	169,855	4,976,752
Stifel Financial Corp.	82,862	10,109,164
Voya Financial, Inc.	78,192	5,496,898
		79,293,750
Electric — 2.1%
ALLETE, Inc.	47,182	3,190,447
Black Hills Corp.	59,380	4,381,650
IDACORP, Inc.	43,837	5,776,840
Northwestern Energy Group, Inc.	49,944	3,450,631
OGE Energy Corp.	163,232	7,472,761
Ormat Technologies, Inc.	49,571	5,597,062
Portland General Electric Co.	88,677	4,506,565
Talen Energy Corp.#†	37,143	14,644,371
TXNM Energy, Inc.	77,181	4,511,229
		53,531,556
Electrical Components & Equipment — 1.2%
Acuity, Inc.	24,697	9,049,475
Belden, Inc.	32,337	3,667,016
EnerSys	30,423	4,353,835
Littelfuse, Inc.	20,100	5,146,002
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Novanta, Inc.#†	29,342	$ 3,335,012
Universal Display Corp.	36,106	4,294,086
		29,845,426
Electronics — 3.6%
Arrow Electronics, Inc.†	42,041	4,540,849
Avnet, Inc.	67,771	3,219,800
Coherent Corp.†	126,377	20,758,686
Flex, Ltd.†	305,147	18,037,239
nVent Electric PLC	130,853	14,036,601
Sensata Technologies Holding PLC	118,113	3,787,884
TD SYNNEX Corp.	62,230	9,488,831
Vontier Corp.	119,580	4,338,362
Woodward, Inc.	48,741	14,623,762
		92,832,014
Energy-Alternate Sources — 0.4%
Nextpower, Inc., Class A†	120,298	11,021,703
Engineering & Construction — 3.0%
AECOM	107,681	11,105,141
Comfort Systems USA, Inc.	28,620	27,960,023
Exponent, Inc.	41,296	2,985,701
Fluor Corp.†	131,216	5,633,103
MasTec, Inc.†	49,774	10,645,663
Sterling Infrastructure, Inc.†	24,767	8,527,526
TopBuild Corp.#†	22,683	10,264,057
		77,121,214
Entertainment — 0.6%
Churchill Downs, Inc.	53,904	5,880,387
Marriott Vacations Worldwide Corp.#	22,760	1,242,696
Vail Resorts, Inc.#	30,270	4,244,157
Warner Music Group Corp., Class A	118,317	3,341,272
		14,708,512
Environmental Control — 0.6%
Clean Harbors, Inc.†	41,067	9,345,206
Tetra Tech, Inc.	212,520	7,382,945
		16,728,151
Food — 2.1%
Marzetti Company	16,464	2,748,500
Albertsons Cos., Inc., Class A	327,261	5,998,694
Flowers Foods, Inc.	173,600	1,862,728
Ingredion, Inc.	52,133	5,606,383
Performance Food Group Co.†	127,253	12,352,449
Pilgrim's Pride Corp.	34,272	1,303,707
Post Holdings, Inc.†	38,845	4,041,045
Sprouts Farmers Market, Inc.†	79,320	6,647,809
US Foods Holding Corp.†	183,069	14,402,038
		54,963,353
Food Service — 0.3%
Aramark	213,650	7,941,370
Gas — 1.1%
National Fuel Gas Co.	73,466	6,057,272
New Jersey Resources Corp.	81,061	3,897,413
ONE Gas, Inc.	48,417	4,054,439
Southwest Gas Holdings, Inc.	52,061	4,323,666
Spire, Inc.	47,980	4,253,907
UGI Corp.	174,408	6,897,836
		29,484,533

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	44,823	$ 10,731,971
MSA Safety, Inc.	30,037	4,844,968
		15,576,939
Healthcare-Products — 2.1%
Avantor, Inc.†	555,945	6,521,235
Bruker Corp.	90,471	4,415,890
Dentsply Sirona, Inc.	161,848	1,835,356
Envista Holdings Corp.†	134,062	2,801,896
Globus Medical, Inc., Class A†	91,525	8,332,436
Haemonetics Corp.†	38,901	3,164,597
Lantheus Holdings, Inc.†	54,982	3,236,790
LivaNova PLC†	44,400	2,833,164
Masimo Corp.†	37,410	5,328,306
Penumbra, Inc.†	31,660	9,281,762
Repligen Corp.†	42,995	7,353,005
		55,104,437
Healthcare-Services — 2.5%
Chemed Corp.	11,787	5,176,732
Encompass Health Corp.	81,629	9,486,922
Ensign Group, Inc.	46,567	8,640,041
HealthEquity, Inc.†	70,306	7,394,785
Medpace Holdings, Inc.†	18,019	10,675,537
Option Care Health, Inc.†	131,516	4,090,148
Sotera Health Co.†	169,643	2,965,360
Tenet Healthcare Corp.†	71,831	15,575,834
		64,005,359
Home Builders — 0.9%
KB Home	55,149	3,547,735
Taylor Morrison Home Corp.†	80,708	5,059,585
Thor Industries, Inc.#	43,361	4,579,789
Toll Brothers, Inc.	79,823	11,161,650
		24,348,759
Home Furnishings — 0.9%
Dolby Laboratories, Inc., Class A	49,442	3,334,863
Somnigroup International, Inc.#	170,643	15,617,247
Whirlpool Corp.	45,276	3,502,099
		22,454,209
Housewares — 0.1%
Scotts Miracle-Gro Co.	36,100	2,043,982
Insurance — 4.9%
American Financial Group, Inc.	56,168	7,735,457
Brighthouse Financial, Inc.†	46,536	3,050,435
CNO Financial Group, Inc.	78,460	3,211,368
Equitable Holdings, Inc.	187,555	8,756,943
Essent Group, Ltd.	80,381	5,044,711
Fidelity National Financial, Inc.	207,661	12,341,293
First American Financial Corp.	83,146	5,467,681
Hanover Insurance Group, Inc.	29,217	5,421,214
Kemper Corp.	51,150	2,082,828
Kinsale Capital Group, Inc.	17,938	6,904,336
MGIC Investment Corp.	186,497	5,287,190
Old Republic International Corp.	185,469	8,550,121
Primerica, Inc.	26,402	6,793,763
Reinsurance Group of America, Inc.	53,701	10,196,209
RenaissanceRe Holdings, Ltd.	45,611	11,912,225
RLI Corp.	74,832	4,614,141
Ryan Specialty Holdings, Inc.#	91,100	5,290,177
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Selective Insurance Group, Inc.	49,158	$ 3,861,852
Unum Group	126,946	9,644,088
		126,166,032
Internet — 0.7%
Chewy, Inc., Class A†	181,436	6,308,530
Hims & Hers Health, Inc.#†	167,934	6,677,056
Maplebear, Inc.†	149,632	6,286,040
		19,271,626
Iron/Steel — 1.4%
Carpenter Technology Corp.	40,504	12,902,144
Cleveland-Cliffs, Inc.†	465,519	6,070,368
Commercial Metals Co.	90,627	5,780,190
Reliance, Inc.	42,760	11,943,723
		36,696,425
Leisure Time — 0.7%
Brunswick Corp.	52,982	3,502,640
Harley-Davidson, Inc.	97,929	2,398,281
Planet Fitness, Inc., Class A†	68,289	7,646,319
Polaris, Inc.#	43,711	2,900,662
YETI Holdings, Inc.†	65,458	2,715,198
		19,163,100
Lodging — 0.8%
Boyd Gaming Corp.	48,177	4,013,144
Choice Hotels International, Inc.#	16,993	1,550,781
Hilton Grand Vacations, Inc.†	50,715	2,172,123
Hyatt Hotels Corp., Class A#	34,245	5,629,536
Travel & Leisure Co.	52,590	3,606,622
Wyndham Hotels & Resorts, Inc.	61,624	4,510,877
		21,483,083
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	74,309	13,292,394
Oshkosh Corp.	52,103	6,678,563
Terex Corp.#	53,139	2,455,553
		22,426,510
Machinery-Diversified — 3.4%
AGCO Corp.	50,137	5,312,516
Applied Industrial Technologies, Inc.	30,910	8,000,126
Chart Industries, Inc.†	36,028	7,347,910
CNH Industrial NV	719,682	6,786,601
Cognex Corp.	136,276	5,192,116
Crane Co.	39,633	7,262,747
Esab Corp.	46,415	5,209,620
Flowserve Corp.	106,219	7,578,726
Graco, Inc.	134,713	11,105,740
Middleby Corp.†	38,074	4,500,347
Regal Rexnord Corp.	53,819	7,857,036
Toro Co.	80,120	5,587,569
Watts Water Technologies, Inc., Class A	22,280	6,146,606
		87,887,660
Media — 0.5%
New York Times Co., Class A	131,387	8,474,461
Nexstar Media Group, Inc.	23,211	4,459,762
		12,934,223
Metal Fabricate/Hardware — 1.6%
Advanced Drainage Systems, Inc.	58,134	8,858,459
Mueller Industries, Inc.	89,700	9,855,339

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
RBC Bearings, Inc.†	25,529	$ 11,359,639
Timken Co.	51,444	4,187,027
Valmont Industries, Inc.	16,047	6,626,930
		40,887,394
Mining — 1.1%
Alcoa Corp.	209,968	8,764,064
MP Materials Corp.#†	109,207	6,765,374
Royal Gold, Inc.	65,671	13,386,377
		28,915,815
Miscellaneous Manufacturing — 1.7%
Avient Corp.	74,064	2,265,618
Donaldson Co., Inc.	94,606	8,505,079
Entegris, Inc.#	123,254	9,507,814
Fabrinet†	29,131	13,383,073
ITT, Inc.	63,416	11,678,690
		45,340,274
Oil & Gas — 2.8%
Antero Resources Corp.†	238,369	8,683,783
Chord Energy Corp.	46,591	4,373,031
Civitas Resources, Inc.#	68,567	2,013,813
CNX Resources Corp.#†	114,980	4,465,823
HF Sinclair Corp.	129,503	6,852,004
Matador Resources Co.	95,159	4,034,742
Murphy Oil Corp.#	109,074	3,498,003
Ovintiv, Inc.	208,772	8,551,301
PBF Energy, Inc., Class A	66,275	2,285,162
Permian Resources Corp.	570,104	8,260,807
Range Resources Corp.	193,003	7,621,688
Valaris, Ltd.#†	54,135	3,053,755
Viper Energy, Inc., Class A	136,504	4,986,491
Weatherford International PLC	58,387	4,367,348
		73,047,751
Oil & Gas Services — 0.8%
NOV, Inc.	302,306	4,643,420
TechnipFMC PLC	334,164	15,124,263
		19,767,683
Packaging & Containers — 1.1%
AptarGroup, Inc.	53,631	6,690,467
Crown Holdings, Inc.	93,195	9,024,072
Graphic Packaging Holding Co.#	241,225	3,903,020
Greif, Inc., Class A	21,492	1,410,520
Silgan Holdings, Inc.#	71,712	2,842,664
Sonoco Products Co.	80,545	3,396,583
		27,267,326
Pharmaceuticals — 1.3%
BellRing Brands, Inc.†	101,706	3,141,698
Elanco Animal Health, Inc.†	401,972	9,353,889
Jazz Pharmaceuticals PLC†	49,395	8,719,699
Neurocrine Biosciences, Inc.†	80,637	12,269,726
		33,485,012
Pipelines — 0.6%
Antero Midstream Corp.	273,417	4,924,240
DT Midstream, Inc.	82,345	10,001,624
		14,925,864
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	211,546	$ 11,535,603
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	38,522	12,546,230
REITS — 6.7%
Agree Realty Corp.	89,814	6,755,809
American Homes 4 Rent, Class A	264,916	8,509,102
Annaly Capital Management, Inc.	522,021	11,902,079
Brixmor Property Group, Inc.	249,182	6,513,617
COPT Defense Properties	91,347	2,807,093
Cousins Properties, Inc.	137,387	3,541,837
CubeSmart	184,648	6,874,445
EastGroup Properties, Inc.	43,188	7,824,802
EPR Properties	62,012	3,241,367
Equity LifeStyle Properties, Inc.	157,233	9,885,239
First Industrial Realty Trust, Inc.	107,453	6,150,610
Gaming & Leisure Properties, Inc.	229,882	10,006,763
Healthcare Realty Trust, Inc.#	284,495	5,186,344
Independence Realty Trust, Inc.	191,222	3,279,457
Kilroy Realty Corp.#	88,168	3,781,526
Kite Realty Group Trust	178,555	4,131,763
Lamar Advertising Co., Class A	70,569	9,342,630
National Storage Affiliates Trust	57,854	1,703,800
NNN REIT, Inc.	153,574	6,350,285
Omega Healthcare Investors, Inc.	239,554	11,000,320
Park Hotels & Resorts, Inc.#	164,405	1,778,862
PotlatchDeltic Corp.	57,750	2,323,860
Rayonier, Inc.	110,943	2,464,044
Rexford Industrial Realty, Inc.#	191,767	7,979,425
Sabra Health Care REIT, Inc.	194,490	3,794,500
STAG Industrial, Inc.	151,429	5,948,131
Starwood Property Trust, Inc.	279,219	5,120,876
Vornado Realty Trust	130,406	4,801,549
WP Carey, Inc.	177,849	11,981,687
		174,981,822
Retail — 5.5%
Abercrombie & Fitch Co., Class A†	38,780	3,795,398
AutoNation, Inc.†	23,084	4,877,418
Bath & Body Works, Inc.	172,134	2,996,853
BJ's Wholesale Club Holdings, Inc.†	107,197	9,565,188
Burlington Stores, Inc.†	50,660	12,777,972
Casey's General Stores, Inc.	30,229	17,244,435
Cava Group, Inc.#†	80,408	3,931,147
Dick's Sporting Goods, Inc.	54,324	11,221,709
FirstCash Holdings, Inc.	31,853	5,045,834
Five Below, Inc.†	44,863	7,397,460
Floor & Decor Holdings, Inc., Class A†	87,419	5,561,597
GameStop Corp., Class A†	333,230	7,507,672
Gap, Inc.	184,895	5,005,108
Lithia Motors, Inc.	20,857	6,650,046
Macy's, Inc.	220,714	4,935,165
MSC Industrial Direct Co., Inc., Class A	36,845	3,277,731
Murphy USA, Inc.	14,211	5,472,230
Ollie's Bargain Outlet Holdings, Inc.†	49,871	6,139,619
Penske Automotive Group, Inc.	15,018	2,428,711
RH#†	12,502	1,970,190
Texas Roadhouse, Inc.	54,112	9,483,128
Wingstop, Inc.	22,642	5,994,017
		143,278,628
Semiconductors — 2.3%
Allegro MicroSystems, Inc.†	99,844	2,664,836
Amkor Technology, Inc.	92,704	3,373,499

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cirrus Logic, Inc.†	41,520	$ 4,996,517
IPG Photonics Corp.†	20,828	1,658,742
Lattice Semiconductor Corp.†	111,057	7,797,312
MACOM Technology Solutions Holdings, Inc.†	52,215	9,137,103
MKS, Inc.	54,477	8,519,658
Onto Innovation, Inc.†	39,647	5,675,864
Power Integrations, Inc.	45,704	1,535,654
Rambus, Inc.†	87,061	8,320,420
Silicon Laboratories, Inc.†	26,579	3,390,949
Synaptics, Inc.†	31,224	2,139,156
		59,209,710
Software — 4.5%
Appfolio, Inc., Class A†	18,626	4,251,943
Bentley Systems, Inc., Class B#	121,210	5,085,972
BILL Holdings, Inc.†	74,321	3,727,198
Blackbaud, Inc.†	30,452	1,716,884
Commvault Systems, Inc.†	36,053	4,452,546
Concentrix Corp.#	36,792	1,332,238
DocuSign, Inc.†	164,281	11,392,887
Doximity, Inc., Class A†	111,345	5,727,587
Dropbox, Inc., Class A†	150,663	4,501,810
Duolingo, Inc.†	32,247	6,172,398
Dynatrace, Inc.†	245,130	10,922,993
Guidewire Software, Inc.†	68,452	14,784,263
Manhattan Associates, Inc.†	49,014	8,648,520
Nutanix, Inc., Class A†	217,952	10,418,106
Pegasystems, Inc.	75,197	4,118,540
Twilio, Inc., Class A†	124,745	16,178,179
ZoomInfo Technologies, Inc.†	225,723	2,239,172
		115,671,236
Telecommunications — 1.6%
Ciena Corp.†	114,934	23,470,672
EchoStar Corp., Class A#†	109,241	8,006,273
Frontier Communications Parent, Inc.†	203,018	7,698,443
Iridium Communications, Inc.	86,253	1,414,549
		40,589,937
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	262,587	5,545,837
Transportation — 1.6%
Kirby Corp.†	45,391	5,152,786
Knight-Swift Transportation Holdings, Inc.	131,694	6,031,585
Landstar System, Inc.	28,084	3,674,511
Ryder System, Inc.	33,120	5,736,715
Saia, Inc.†	21,652	6,096,337
XPO, Inc.†	95,741	13,600,967
		40,292,901
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	29,025	$ 4,641,968
Water — 0.3%
Essential Utilities, Inc.	228,027	9,027,589
Total Long-Term Investment Securities (cost $1,873,735,241)		2,579,966,148
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1)	12,532,064	12,532,064
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	26,657,810	26,657,810
Total Short-Term Investments (cost $39,189,874)		39,189,874
TOTAL INVESTMENTS (cost $1,912,925,115)(3)	101.0%	2,619,156,022
Other assets less liabilities	(1.0)	(25,288,452)
NET ASSETS	100.0%	$2,593,867,570
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $133,461,428. This was secured by collateral of $26,657,810, which was received in cash and subsequently invested in short-term investments currently valued at $26,657,810 as reported in the Portfolio of Investments. Additional collateral of $114,066,004 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$161,432
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	2,392,496
Federal National Mtg. Assoc.	0.64%	12/30/2025	164,772
United States Treasury Bills	0.00%	12/04/2025 to 10/29/2026	290,985
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	111,056,319
(3)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Bank of America Merrill Lynch	Pay	Equitable Holdings, Inc.	3,192	4.28% (OBFR + 0.40%)	Monthly	02/16/2028	$ 137,001	$ 12,034	$12,034
BNP Paribas	Pay	Equitable Holdings, Inc.	49,236	4.08% (OBFR + 0.20%)	Monthly	05/24/2027	2,113,209	185,620	185,620
								197,654	197,654
Banks
HSBC Holdings	Pay	Cadence Bank	17,653	4.28% (OBFR + 0.40%)	Monthly	02/09/2028	683,877	19,418	19,418

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
								$217,072	$217,072
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
35	Long	S&P Mid Cap 400 E-Mini Index	December 2025	$11,200,972	$11,600,400	$399,428
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,579,966,148	$—	$—	$2,579,966,148
Short-Term Investments	39,189,874	—	—	39,189,874
Total Investments at Value	$2,619,156,022	$—	$—	$2,619,156,022
Other Financial Instruments:†
Swaps	$—	$217,072	$—	$217,072
Futures Contracts	399,428	—	—	399,428
Total Other Financial Instruments	$399,428	$217,072	$—	$616,500
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 5.4%
AeroVironment, Inc.†	38,234	$ 10,684,874
Archer Aviation, Inc., Class A#†	270,179	2,104,694
HEICO Corp.	37,690	11,944,338
Howmet Aerospace, Inc.	115,110	23,550,355
Joby Aviation, Inc.†	181,749	2,622,638
Leonardo DRS, Inc.	221,945	7,583,861
Rocket Lab Corp.†	147,380	6,210,593
StandardAero, Inc.†	109,294	2,854,759
		67,556,112
Airlines — 0.6%
Ryanair Holdings PLC ADR	107,032	7,295,301
Apparel — 1.3%
Gildan Activewear, Inc.#	142,415	7,949,605
On Holding AG, Class A†	200,244	8,808,734
		16,758,339
Auto Manufacturers — 1.4%
Cummins, Inc.	19,765	9,842,575
PACCAR, Inc.	68,894	7,262,805
		17,105,380
Beverages — 0.2%
Celsius Holdings, Inc.†	65,795	2,693,647
Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc.†	26,895	12,135,831
Argenx SE ADR†	6,508	5,935,166
Bridgebio Pharma, Inc.†	25,577	1,841,800
Corteva, Inc.	95,715	6,457,891
Illumina, Inc.†	24,542	3,226,046
Insmed, Inc.†	103,879	21,582,940
Revolution Medicines, Inc.†	39,984	3,109,156
Royalty Pharma PLC, Class A	106,587	4,265,611
		58,554,441
Building Materials — 0.3%
Martin Marietta Materials, Inc.	6,640	4,138,314
Commercial Services — 4.3%
API Group Corp.†	254,262	10,058,605
Cimpress PLC†	37,943	2,612,375
Quanta Services, Inc.	32,122	14,932,875
Rentokil Initial PLC	329,208	1,813,784
Rentokil Initial PLC ADR#	140,146	3,875,037
TransUnion	40,161	3,415,693
UL Solutions, Inc.#	28,613	2,609,792
United Rentals, Inc.	8,810	7,181,736
WEX, Inc.†	53,188	7,890,972
		54,390,869
Computers — 2.1%
SailPoint, Inc.#†	403,678	7,435,749
Varonis Systems, Inc.†	177,746	5,878,060
Zscaler, Inc.†	49,595	12,473,142
		25,786,951
Cosmetics/Personal Care — 0.5%
e.l.f. Beauty, Inc.†	87,024	6,628,618
Distribution/Wholesale — 0.6%
Fermi, Inc.†	117,534	1,938,135
RB Global, Inc.#	58,324	5,727,417
		7,665,552
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 4.2%
Ameriprise Financial, Inc.	25,011	$ 11,398,513
Cboe Global Markets, Inc.	11,543	2,980,056
Charles Schwab Corp.	43,556	4,038,948
Coinbase Global, Inc., Class A†	27,595	7,528,468
LPL Financial Holdings, Inc.	31,119	11,079,609
Rocket Cos., Inc., Class A	416,569	8,323,049
Tradeweb Markets, Inc., Class A	68,583	7,465,945
		52,814,588
Electric — 3.4%
Alliant Energy Corp.	139,669	9,702,806
Ameren Corp.	65,461	6,961,777
DTE Energy Co.	44,308	6,071,525
Vistra Corp.	110,564	19,775,477
		42,511,585
Electronics — 4.0%
Celestica, Inc.†	35,505	12,228,277
Flex, Ltd.†	313,977	18,559,180
Garmin, Ltd.	47,805	9,337,273
Sensata Technologies Holding PLC	190,810	6,119,277
TE Connectivity PLC	18,078	4,088,340
		50,332,347
Energy-Alternate Sources — 1.7%
First Solar, Inc.†	43,950	11,994,834
Shoals Technologies Group, Inc., Class A†	1,078,260	9,046,601
		21,041,435
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	14,815	14,473,366
Entertainment — 1.2%
Entain PLC	241,129	2,480,517
Live Nation Entertainment, Inc.#†	95,656	12,573,981
		15,054,498
Environmental Control — 0.8%
Clean Harbors, Inc.†	27,602	6,281,111
Veralto Corp.	33,647	3,405,749
		9,686,860
Food Service — 0.6%
Aramark	198,867	7,391,886
Healthcare-Products — 8.5%
Boston Scientific Corp.†	101,105	10,270,246
Cooper Cos., Inc.†	27,386	2,134,191
Globus Medical, Inc., Class A†	43,716	3,979,905
ICU Medical, Inc.†	26,447	3,925,793
IDEXX Laboratories, Inc.†	13,392	10,082,569
Insulet Corp.†	33,338	10,907,860
Lantheus Holdings, Inc.†	22,035	1,297,200
Natera, Inc.†	59,921	14,309,734
Penumbra, Inc.†	30,327	8,890,967
Repligen Corp.†	56,295	9,627,571
Revvity, Inc.#	109,723	11,456,178
STERIS PLC	14,834	3,949,998
Teleflex, Inc.	64,317	7,359,151
Waters Corp.†	19,127	7,716,214
		105,907,577

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.5%
BrightSpring Health Services, Inc.†	205,295	$ 7,423,467
Tenet Healthcare Corp.†	53,898	11,687,243
		19,110,710
Home Builders — 0.7%
D.R. Horton, Inc.	56,843	9,038,605
Insurance — 2.9%
Arthur J. Gallagher & Co.	31,764	7,865,401
Intact Financial Corp.	67,022	13,687,845
MGIC Investment Corp.	231,454	6,561,721
W.R. Berkley Corp.	50,026	3,886,520
Willis Towers Watson PLC	12,223	3,923,583
		35,925,070
Internet — 4.2%
AppLovin Corp., Class A†	28,084	16,835,796
CDW Corp.	30,063	4,335,686
DoorDash, Inc., Class A†	30,367	6,023,902
Robinhood Markets, Inc., Class A†	154,148	19,806,477
Wayfair, Inc., Class A†	42,699	4,731,049
Ziff Davis, Inc.#†	35,733	1,172,757
		52,905,667
Investment Companies — 0.4%
Bitdeer Technologies Group#†	205,424	2,754,736
Hut 8 Corp.#†	63,484	2,856,780
		5,611,516
Iron/Steel — 0.8%
Carpenter Technology Corp.	29,591	9,425,917
Leisure Time — 1.8%
Royal Caribbean Cruises, Ltd.	82,360	21,928,350
Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	74,755	21,307,418
Machinery-Construction & Mining — 1.6%
Vertiv Holdings Co., Class A	108,674	19,531,978
Machinery-Diversified — 1.4%
Ingersoll Rand, Inc.	92,092	7,398,671
Rockwell Automation, Inc.	24,030	9,512,516
		16,911,187
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	13,784	1,211,338
Liberty Media Corp.-Liberty Formula One, Class C†	92,979	8,924,124
		10,135,462
Miscellaneous Manufacturing — 2.3%
Axon Enterprise, Inc.†	11,085	5,987,452
Parker-Hannifin Corp.	15,360	13,235,712
Teledyne Technologies, Inc.†	19,957	9,968,921
		29,192,085
Pharmaceuticals — 2.7%
Ascendis Pharma A/S ADR†	43,653	9,268,842
Cencora, Inc.	58,180	21,464,347
Vaxcyte, Inc.†	58,752	2,914,687
		33,647,876
Pipelines — 1.8%
Cheniere Energy, Inc.	51,820	10,802,397
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.	23,872	$ 1,738,359
Targa Resources Corp.	53,630	9,401,876
		21,942,632
Real Estate — 0.7%
CoStar Group, Inc.†	100,599	6,921,211
FirstService Corp.	15,438	2,421,450
		9,342,661
REITS — 0.5%
Lamar Advertising Co., Class A	42,030	5,564,352
Lineage, Inc.#	36,928	1,322,761
		6,887,113
Retail — 6.8%
Burlington Stores, Inc.†	10,908	2,751,325
CarMax, Inc.†	66,532	2,572,127
Carvana Co.†	39,065	14,629,842
Cava Group, Inc.#†	116,868	5,713,677
Darden Restaurants, Inc.	37,431	6,721,859
Dollar Tree, Inc.†	28,215	3,126,504
Ferguson Enterprises, Inc.†	54,616	13,745,209
O'Reilly Automotive, Inc.†	107,905	10,973,938
QXO, Inc.#†	257,455	4,822,132
Texas Roadhouse, Inc.	60,440	10,592,110
Wingstop, Inc.#	34,701	9,186,396
		84,835,119
Semiconductors — 4.9%
Astera Labs, Inc.†	71,894	11,328,338
KLA Corp.	3,597	4,228,166
Microchip Technology, Inc.	191,035	10,235,655
Monolithic Power Systems, Inc.	22,512	20,894,963
NXP Semiconductors NV	37,659	7,341,245
ON Semiconductor Corp.†	150,853	7,578,855
		61,607,222
Software — 11.4%
Broadridge Financial Solutions, Inc.	33,652	7,675,685
Cloudflare, Inc., Class A†	120,078	24,040,816
Constellation Software, Inc.	4,508	10,910,718
Dayforce, Inc.†	115,845	8,004,889
Descartes Systems Group, Inc.†	23,674	1,951,211
Dynatrace, Inc.†	50,805	2,263,871
Elastic NV†	85,186	6,008,169
Guidewire Software, Inc.†	33,825	7,305,524
PTC, Inc.†	49,624	8,705,538
ROBLOX Corp., Class A†	109,065	10,364,447
Samsara, Inc., Class A†	268,765	10,221,133
Snowflake, Inc.†	50,405	12,663,752
SS&C Technologies Holdings, Inc.	183,013	15,728,137
Take-Two Interactive Software, Inc.†	39,630	9,751,754
Topicus.com, Inc.†	21,064	1,983,177
Workday, Inc., Class A†	20,229	4,361,777
		141,940,598
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	78,208	12,424,905
Canadian Pacific Kansas City, Ltd.	64,133	4,654,132

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
JB Hunt Transport Services, Inc.	55,558	$ 9,664,870
TFI International, Inc.	37,374	3,269,851
		30,013,758
Total Long-Term Investment Securities (cost $1,006,611,753)		1,229,028,610
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 0.2%
Canadian Imperial Bank of Commerce
3.90%, 12/01/2025	$ 2,900,000	2,899,061
Unaffiliated Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	26,701,994	26,701,994
Total Short-Term Investments (cost $29,601,994)		29,601,055
TOTAL INVESTMENTS (cost $1,036,213,747)(3)	100.7%	1,258,629,665
Other assets less liabilities	(0.7)	(9,151,620)
NET ASSETS	100.0%	$1,249,478,045
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $49,749,771. This was secured by collateral of $26,701,994, which was received in cash and subsequently invested in short-term investments currently valued at $26,701,994 as reported in the Portfolio of Investments. Additional collateral of $23,830,762 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$61,260
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	907,906
Federal National Mtg. Assoc.	0.64%	12/30/2025	62,528
United States Treasury Bills	0.00%	12/04/2025 to 10/29/2026	45,972
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	22,753,096
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$52,577,085	$1,813,784	$—	$54,390,869
Entertainment	12,573,981	2,480,517	—	15,054,498
Other Industries	1,159,583,243	—	—	1,159,583,243
Short-Term Investments:
Commercial Paper	—	2,899,061	—	2,899,061
Other Short-Term Investments	26,701,994	—	—	26,701,994
Total Investments at Value	$1,251,436,303	$7,193,362	$—	$1,258,629,665
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 2.2%
Ducommun, Inc.†	20,063	$ 1,839,577
Howmet Aerospace, Inc.	18,355	3,755,249
L3Harris Technologies, Inc.	8,472	2,361,062
Moog, Inc., Class A	13,946	3,203,117
StandardAero, Inc.†	90,307	2,358,819
		13,517,824
Apparel — 1.1%
Ralph Lauren Corp.	8,006	2,940,844
Steven Madden, Ltd.	88,387	3,692,809
		6,633,653
Auto Parts & Equipment — 0.9%
Allison Transmission Holdings, Inc.	13,036	1,155,772
Gentex Corp.	66,025	1,507,351
Goodyear Tire & Rubber Co.†	308,046	2,667,678
		5,330,801
Banks — 6.5%
Ameris Bancorp	39,017	2,955,928
Cadence Bank	67,586	2,692,626
Columbia Banking System, Inc.	152,643	4,231,264
East West Bancorp, Inc.	34,322	3,662,157
Fifth Third Bancorp	51,156	2,223,240
Huntington Bancshares, Inc.	242,195	3,947,778
National Bank Holdings Corp., Class A	64,698	2,407,413
Seacoast Banking Corp. of Florida	94,160	2,971,690
SouthState Bank Corp.	43,205	3,867,280
Synovus Financial Corp.	98,357	4,740,807
UMB Financial Corp.	32,951	3,660,197
Webster Financial Corp.	50,038	2,982,265
		40,342,645
Beverages — 1.1%
Coca-Cola Consolidated, Inc.	23,746	3,869,411
Coca-Cola Europacific Partners PLC	21,007	1,926,132
Primo Brands Corp.	54,421	853,865
		6,649,408
Biotechnology — 0.8%
Biogen, Inc.†	10,934	1,990,972
Bio-Rad Laboratories, Inc., Class A†	2,816	914,806
United Therapeutics Corp.†	4,320	2,099,520
		5,005,298
Building Materials — 3.7%
Boise Cascade Co.	48,439	3,692,989
Builders FirstSource, Inc.†	18,741	2,103,302
Hayward Holdings, Inc.†	160,959	2,647,776
James Hardie Industries PLC†	208,770	4,129,471
Louisiana-Pacific Corp.	12,493	1,024,551
Masco Corp.	58,399	3,788,343
Masterbrand, Inc.†	76,956	853,442
Modine Manufacturing Co.†	17,154	2,781,178
UFP Industries, Inc.	20,731	1,927,776
		22,948,828
Chemicals — 2.0%
CF Industries Holdings, Inc.	40,158	3,160,435
DuPont de Nemours, Inc.	28,113	1,118,054
Ingevity Corp.†	59,346	3,099,642
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Qnity Electronics, Inc.	14,057	$ 1,139,882
Quaker Chemical Corp.#	26,738	3,685,833
		12,203,846
Commercial Services — 2.2%
H&R Block, Inc.	34,866	1,468,556
TransUnion	50,868	4,326,323
TriNet Group, Inc.	16,436	963,150
Valvoline, Inc.†	169,777	5,315,718
WEX, Inc.#†	9,768	1,449,180
		13,522,927
Computers — 4.2%
Amdocs, Ltd.	37,687	2,882,302
CACI International, Inc., Class A†	13,109	8,089,564
Check Point Software Technologies, Ltd.†	17,529	3,273,891
Dell Technologies, Inc., Class C	9,189	1,225,353
EPAM Systems, Inc.†	13,839	2,587,893
Leidos Holdings, Inc.	12,910	2,467,101
NetApp, Inc.	29,171	3,254,317
Seagate Technology Holdings PLC	8,317	2,301,231
		26,081,652
Distribution/Wholesale — 1.8%
LKQ Corp.	71,742	2,130,020
RB Global, Inc.#	29,554	2,902,203
Resideo Technologies, Inc.†	46,859	1,545,878
WESCO International, Inc.	16,744	4,477,513
		11,055,614
Diversified Financial Services — 8.2%
Affiliated Managers Group, Inc.	12,946	3,480,273
Ally Financial, Inc.	83,959	3,467,507
Ameriprise Financial, Inc.	13,271	6,048,125
Bread Financial Holdings, Inc.	44,751	3,030,985
Credit Acceptance Corp.#†	4,037	1,864,973
Evercore, Inc., Class A	9,538	3,052,828
LPL Financial Holdings, Inc.	17,050	6,070,482
PRA Group, Inc.†	112,145	1,816,749
Rocket Cos., Inc., Class A	149,253	2,982,075
SLM Corp.	48,989	1,435,378
Stifel Financial Corp.	60,438	7,373,436
Synchrony Financial	43,485	3,363,999
TPG, Inc.	24,961	1,474,696
Voya Financial, Inc.	83,129	5,843,969
		51,305,475
Electric — 2.6%
CenterPoint Energy, Inc.	38,680	1,546,426
DTE Energy Co.	28,594	3,918,236
Entergy Corp.	27,307	2,662,979
FirstEnergy Corp.	44,387	2,118,148
NRG Energy, Inc.	8,575	1,453,377
OGE Energy Corp.	64,366	2,946,675
Xcel Energy, Inc.	22,248	1,826,783
		16,472,624
Electrical Components & Equipment — 1.3%
AMETEK, Inc.	11,468	2,269,403
Belden, Inc.	24,785	2,810,619
Generac Holdings, Inc.†	20,777	3,150,416
		8,230,438

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 3.8%
Allegion PLC	29,442	$ 4,888,255
Arrow Electronics, Inc.†	15,348	1,657,737
Atmus Filtration Technologies, Inc.	45,716	2,313,687
Flex, Ltd.†	116,859	6,907,535
Jabil, Inc.	8,498	1,790,614
Keysight Technologies, Inc.†	23,380	4,628,071
TE Connectivity PLC	7,992	1,807,391
		23,993,290
Engineering & Construction — 1.2%
Fluor Corp.†	37,629	1,615,413
Frontdoor, Inc.†	48,994	2,642,246
TopBuild Corp.#†	7,669	3,470,223
		7,727,882
Entertainment — 0.5%
Brightstar Lottery PLC#	119,386	1,867,197
Churchill Downs, Inc.	14,037	1,531,296
		3,398,493
Food — 2.3%
Lamb Weston Holdings, Inc.	23,189	1,369,542
Sysco Corp.	38,652	2,945,283
US Foods Holding Corp.†	129,715	10,204,679
		14,519,504
Gas — 1.2%
Chesapeake Utilities Corp.	26,678	3,709,842
ONE Gas, Inc.	43,343	3,629,543
		7,339,385
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	9,496	2,273,627
Healthcare-Products — 3.2%
Cooper Cos., Inc.†	39,050	3,043,166
GE HealthCare Technologies, Inc.	31,743	2,539,123
ICU Medical, Inc.†	23,730	3,522,481
LivaNova PLC†	40,827	2,605,171
QIAGEN NV#	45,032	2,150,278
Solventum Corp.†	46,524	3,966,636
STERIS PLC	7,184	1,912,956
		19,739,811
Healthcare-Services — 4.0%
Acadia Healthcare Co., Inc.#†	78,836	1,355,978
Centene Corp.†	45,449	1,787,964
Cigna Group	11,020	3,055,625
Evotec SE†	346,014	1,152,226
ICON PLC†	29,385	5,436,225
IQVIA Holdings, Inc.†	17,266	3,971,353
Labcorp Holdings, Inc.	5,791	1,556,505
Quest Diagnostics, Inc.	12,744	2,410,910
Tenet Healthcare Corp.†	19,719	4,275,868
		25,002,654
Home Builders — 1.7%
Cavco Industries, Inc.†	3,347	1,993,640
Century Communities, Inc.	29,138	1,902,420
D.R. Horton, Inc.	18,001	2,862,339
NVR, Inc.†	499	3,746,138
		10,504,537
Security Description	Shares or Principal Amount	Value

Home Furnishings — 1.3%
Somnigroup International, Inc.	91,845	$ 8,405,654
Insurance — 3.1%
Equitable Holdings, Inc.	39,085	1,824,879
Everest Group, Ltd.	10,820	3,400,618
First American Financial Corp.	38,138	2,507,955
Kemper Corp.	82,998	3,379,678
Markel Group, Inc.†	2,121	4,412,613
RenaissanceRe Holdings, Ltd.	5,534	1,445,315
Travelers Cos., Inc.	7,872	2,305,394
		19,276,452
Internet — 1.9%
CDW Corp.	27,049	3,901,007
eBay, Inc.	49,418	4,091,316
Gen Digital, Inc.	108,208	2,853,445
Wix.com, Ltd.†	13,107	1,254,471
		12,100,239
Iron/Steel — 1.6%
Commercial Metals Co.	34,144	2,177,704
Reliance, Inc.	28,677	8,010,060
		10,187,764
Leisure Time — 0.9%
Malibu Boats, Inc., Class A#†	112,248	3,186,721
OneSpaWorld Holdings, Ltd.	108,193	2,209,301
		5,396,022
Lodging — 1.5%
Boyd Gaming Corp.	32,106	2,674,430
Marriott International, Inc., Class A	5,609	1,709,567
Wyndham Hotels & Resorts, Inc.	67,036	4,907,035
		9,291,032
Machinery-Diversified — 1.1%
Dover Corp.	9,354	1,733,109
IDEX Corp.	15,199	2,643,562
Watts Water Technologies, Inc., Class A	10,142	2,797,975
		7,174,646
Metal Fabricate/Hardware — 0.5%
Helios Technologies, Inc.	54,100	2,920,859
Miscellaneous Manufacturing — 2.6%
3M Co.	17,324	2,980,594
Avient Corp.	53,775	1,644,977
ITT, Inc.	7,787	1,434,054
JBT Marel Corp.	26,349	3,702,825
Parker-Hannifin Corp.	1,858	1,601,039
Textron, Inc.	57,536	4,784,694
		16,148,183
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	10,593	2,677,381
Oil & Gas — 4.7%
Antero Resources Corp.†	126,184	4,596,883
Chord Energy Corp.	21,672	2,034,134
Coterra Energy, Inc.	78,203	2,098,969
Diamondback Energy, Inc.	15,882	2,423,435
EQT Corp.	50,543	3,076,047
Marathon Petroleum Corp.	24,674	4,780,094
Permian Resources Corp.	186,006	2,695,227
Phillips 66	12,842	1,758,840

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Range Resources Corp.	88,284	$ 3,486,335
Viper Energy, Inc., Class A	70,172	2,563,383
		29,513,347
Oil & Gas Services — 0.9%
DNOW, Inc.†	77,310	1,079,248
TechnipFMC PLC	104,894	4,747,502
		5,826,750
Packaging & Containers — 1.6%
Ball Corp.	53,466	2,648,171
Packaging Corp. of America	18,598	3,795,294
Silgan Holdings, Inc.#	82,836	3,283,619
		9,727,084
Pharmaceuticals — 1.4%
Cencora, Inc.	15,722	5,800,317
McKesson Corp.	3,025	2,665,388
		8,465,705
Private Equity — 0.5%
Carlyle Group, Inc.	62,976	3,434,081
REITS — 7.6%
American Healthcare REIT, Inc.	42,379	2,152,006
Brixmor Property Group, Inc.	167,855	4,387,730
BXP, Inc.	39,164	2,833,907
Camden Property Trust	37,655	4,004,233
CareTrust REIT, Inc.	84,865	3,184,983
Douglas Emmett, Inc.	155,801	1,899,214
EastGroup Properties, Inc.	13,466	2,439,770
Equity LifeStyle Properties, Inc.	32,415	2,037,931
Equity Residential	27,206	1,679,970
Essential Properties Realty Trust, Inc.	98,850	3,129,591
Essex Property Trust, Inc.	7,242	1,909,136
Extra Space Storage, Inc.	11,313	1,506,552
First Industrial Realty Trust, Inc.	61,085	3,496,505
Lamar Advertising Co., Class A	25,648	3,395,539
Regency Centers Corp.	39,235	2,791,963
Simon Property Group, Inc.	27,311	5,088,585
VICI Properties, Inc.	50,246	1,448,090
		47,385,705
Retail — 3.8%
AutoZone, Inc.†	1,608	6,358,562
Boot Barn Holdings, Inc.†	9,587	1,858,152
Darden Restaurants, Inc.	6,888	1,236,947
Dick's Sporting Goods, Inc.	20,704	4,276,825
Five Below, Inc.†	12,675	2,089,981
MSC Industrial Direct Co., Inc., Class A	19,734	1,755,537
Ross Stores, Inc.	15,355	2,708,008
Williams-Sonoma, Inc.	14,572	2,623,106
Yum! Brands, Inc.	5,615	860,274
		23,767,392
Semiconductors — 1.3%
Microchip Technology, Inc.	62,052	3,324,746
MKS, Inc.	31,537	4,932,072
		8,256,818
Software — 1.7%
Adeia, Inc.	149,430	1,848,449
Pegasystems, Inc.	25,142	1,377,028
Progress Software Corp.†	54,300	2,248,563
Security Description	Shares or Principal Amount	Value

Software (continued)
PTC, Inc.†	13,077	$ 2,294,098
SS&C Technologies Holdings, Inc.	30,463	2,617,990
		10,386,128
Telecommunications — 0.9%
InterDigital, Inc.#	8,109	2,900,995
Viavi Solutions, Inc.†	138,842	2,490,825
		5,391,820
Transportation — 2.6%
Expeditors International of Washington, Inc.	28,965	4,254,958
Landstar System, Inc.	14,333	1,875,330
Old Dominion Freight Line, Inc.	23,092	3,124,117
Ryder System, Inc.	15,386	2,665,009
XPO, Inc.†	30,747	4,367,919
		16,287,333
Total Long-Term Investment Securities (cost $559,579,461)		615,820,611
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional US Government Money Market Fund 3.69%(1)	7,134,035	7,134,035
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	800,869	800,869
Total Short-Term Investments (cost $7,934,904)		7,934,904
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $180,791 and collateralized by $187,500 of United States Treasury Notes,, bearing interest at 1.88% due 02/28/2027 and having an approximate value of $184,547 (cost $180,773)	$ 180,773	180,773
TOTAL INVESTMENTS (cost $567,695,138)(3)	100.1%	623,936,288
Other assets less liabilities	(0.1)	(698,766)
NET ASSETS	100.0%	$623,237,522
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $19,626,590. This was secured by collateral of $800,869, which was received in cash and subsequently invested in short-term investments currently valued at $800,869 as reported in the Portfolio of Investments. Additional collateral of $19,755,171 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$21,950
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	325,315
Federal National Mtg. Assoc.	0.64%	12/30/2025	22,404
Government National Mtg. Assoc.	2.65%	11/16/2050	280,453
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	56,333
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	19,048,716
(3)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$615,820,611	$—	$—	$615,820,611
Short-Term Investments	7,934,904	—	—	7,934,904
Repurchase Agreements	—	180,773	—	180,773
Total Investments at Value	$623,755,515	$180,773	$—	$623,936,288
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 98.9%
Domestic Fixed Income Investment Companies — 42.1%
VALIC Company I Core Bond Fund	41,945,949	$ 427,429,223
VALIC Company I High Yield Bond Fund	1,468,432	10,807,657
Total Domestic Fixed Income Investment Companies (cost $411,222,269)		438,236,880
Domestic Equity Investment Companies — 41.9%
VALIC Company I Large Cap Core Fund	5,546,427	101,610,547
VALIC Company I Small Cap Growth Fund	1,054,935	18,978,286
VALIC Company I Small Cap Value Fund	1,399,177	18,637,033
VALIC Company I Stock Index Fund	2,220,671	150,961,228
VALIC Company I Systematic Growth Fund	3,532,963	76,382,660
VALIC Company I Systematic Value Fund	4,171,478	68,704,232
Total Domestic Equity Investment Companies (cost $360,361,555)		435,273,986
International Equity Investment Companies — 14.9%
VALIC Company I Emerging Economies Fund	323,938	2,523,478
VALIC Company I International Equities Index Fund	15,555,908	152,759,014
Total International Equity Investment Companies (cost $117,375,887)		155,282,492
Total Long-Term Investment Securities (cost $888,959,711)		1,028,793,358
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(2) (cost $11,153,741)	11,153,741	$ 11,153,741
TOTAL INVESTMENTS (cost $900,113,452)(3)	100.0%	1,039,947,099
Other assets less liabilities	(0.0)	(26,430)
NET ASSETS	100.0%	$1,039,920,669
^	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
#	The VALIC Company I Moderate Allocation Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,028,793,358	$—	$—	$1,028,793,358
Short-Term Investments	11,153,741	—	—	11,153,741
Total Investments at Value	$1,039,947,099	$—	$—	$1,039,947,099
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Advertising — 0.1%
Trade Desk, Inc., Class A†	26,604	$ 1,052,454
Auto Manufacturers — 3.6%
PACCAR, Inc.	31,047	3,272,975
Tesla, Inc.†	88,022	37,864,424
		41,137,399
Beverages — 1.9%
Coca-Cola Europacific Partners PLC	27,201	2,494,060
Keurig Dr Pepper, Inc.	80,270	2,239,533
Monster Beverage Corp.†	58,200	4,364,418
PepsiCo, Inc.	81,345	12,099,255
		21,197,266
Biotechnology — 2.9%
Amgen, Inc.	31,987	11,050,229
Biogen, Inc.†	8,753	1,593,834
Gilead Sciences, Inc.	73,724	9,277,428
Regeneron Pharmaceuticals, Inc.	6,189	4,828,596
Vertex Pharmaceuticals, Inc.†	15,234	6,605,615
		33,355,702
Chemicals — 1.0%
Linde PLC	27,861	11,431,926
Commercial Services — 1.4%
Automatic Data Processing, Inc.	24,115	6,156,559
Cintas Corp.	23,943	4,453,877
PayPal Holdings, Inc.	56,710	3,555,150
Verisk Analytics, Inc.	8,357	1,880,910
		16,046,496
Computers — 10.1%
Apple, Inc.	358,400	99,939,840
Cognizant Technology Solutions Corp., Class A	28,898	2,245,664
Crowdstrike Holdings, Inc., Class A†	14,903	7,588,011
Fortinet, Inc.†	45,567	3,696,851
Zscaler, Inc.†	9,207	2,315,560
		115,785,926
Distribution/Wholesale — 0.4%
Copart, Inc.†	57,299	2,233,515
Fastenal Co.	68,560	2,769,824
		5,003,339
Electric — 1.4%
American Electric Power Co., Inc.	31,808	3,936,876
Constellation Energy Corp.	18,513	6,745,397
Exelon Corp.	59,649	2,810,661
Xcel Energy, Inc.	35,315	2,899,714
		16,392,648
Electronics — 0.6%
Honeywell International, Inc.	37,679	7,241,527
Food — 0.5%
Kraft Heinz Co.	70,129	1,788,991
Mondelez International, Inc., Class A	76,693	4,415,216
		6,204,207
Healthcare-Products — 1.6%
GE HealthCare Technologies, Inc.	27,070	2,165,329
IDEXX Laboratories, Inc.†	4,766	3,588,226
Intuitive Surgical, Inc.†	21,299	12,214,551
		17,968,106
Security Description	Shares or Principal Amount	Value

Internet — 23.3%
Airbnb, Inc., Class A†	25,539	$ 2,987,808
Alphabet, Inc., Class A	140,482	44,979,527
Alphabet, Inc., Class C	131,136	41,979,256
Amazon.com, Inc.†	257,561	60,068,376
AppLovin Corp., Class A†	18,279	10,957,895
Booking Holdings, Inc.	1,926	9,465,693
CDW Corp.	7,752	1,117,993
DoorDash, Inc., Class A†	23,891	4,739,258
MercadoLibre, Inc.†	3,012	6,240,201
Meta Platforms, Inc., Class A	52,381	33,940,269
Netflix, Inc.†	252,474	27,161,153
Palo Alto Networks, Inc.†	39,736	7,555,006
PDD Holdings, Inc. ADR†	39,754	4,614,644
Shopify, Inc., Class A†	72,512	11,503,304
		267,310,383
Lodging — 0.4%
Marriott International, Inc., Class A	16,168	4,927,845
Media — 1.3%
Charter Communications, Inc., Class A#†	8,101	1,621,172
Comcast Corp., Class A	218,815	5,840,172
Thomson Reuters Corp.#	26,878	3,640,088
Warner Bros. Discovery, Inc.†	147,801	3,547,224
		14,648,656
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	4,639	2,505,709
Oil & Gas — 0.2%
Diamondback Energy, Inc.	17,088	2,607,458
Oil & Gas Services — 0.3%
Baker Hughes Co.	58,617	2,942,573
Pharmaceuticals — 0.4%
AstraZeneca PLC ADR	35,093	3,253,823
Dexcom, Inc.†	23,330	1,480,755
		4,734,578
Real Estate — 0.2%
CoStar Group, Inc.†	25,347	1,743,874
Retail — 3.5%
Costco Wholesale Corp.	26,350	24,073,096
Lululemon Athletica, Inc.†	6,731	1,239,716
O'Reilly Automotive, Inc.†	50,355	5,121,104
Ross Stores, Inc.	19,440	3,428,438
Starbucks Corp.	67,683	5,895,866
		39,758,220
Semiconductors — 26.7%
Advanced Micro Devices, Inc.†	96,423	20,974,895
Analog Devices, Inc.	29,167	7,739,172
Applied Materials, Inc.	47,333	11,939,749
ARM Holdings PLC ADR†	8,057	1,092,207
ASML Holding NV	5,054	5,357,240
Broadcom, Inc.	187,868	75,703,289
GlobalFoundries, Inc.#†	32,942	1,180,641
Intel Corp.†	260,064	10,548,196
KLA Corp.	7,841	9,216,860
Lam Research Corp.	75,198	11,730,888
Marvell Technology, Inc.	51,445	4,599,183
Microchip Technology, Inc.	31,800	1,703,844
Micron Technology, Inc.	66,494	15,724,501
NVIDIA Corp.	586,853	103,872,981
NXP Semiconductors NV	14,900	2,904,606

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ON Semiconductor Corp.†	24,593	$ 1,235,553
QUALCOMM, Inc.	64,110	10,776,250
Texas Instruments, Inc.	54,017	9,089,441
		305,389,496
Software — 14.3%
Adobe, Inc.†	25,199	8,066,956
Atlassian Corp., Class A†	9,972	1,491,013
Autodesk, Inc.†	12,685	3,847,868
Cadence Design Systems, Inc.†	16,185	5,047,130
Datadog, Inc., Class A†	19,312	3,090,113
Electronic Arts, Inc.	14,785	2,987,014
Intuit, Inc.	16,574	10,509,242
Microsoft Corp.	179,513	88,322,191
Palantir Technologies, Inc., Class A†	135,128	22,762,312
Paychex, Inc.	21,234	2,371,626
Roper Technologies, Inc.	6,388	2,850,453
Strategy, Inc., Class A#†	15,635	2,770,209
Synopsys, Inc.†	10,970	4,585,570
Take-Two Interactive Software, Inc.†	11,014	2,710,215
Workday, Inc., Class A†	12,929	2,787,751
		164,199,663
Telecommunications — 2.8%
Cisco Systems, Inc.	235,287	18,102,982
T-Mobile US, Inc.	66,868	13,976,080
		32,079,062
Transportation — 0.5%
CSX Corp.	111,209	3,932,350
Old Dominion Freight Line, Inc.	12,531	1,695,319
		5,627,669
Total Common Stocks (cost $469,997,554)		1,141,292,182
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
Invesco QQQ Trust Series 1 (cost $4,716)	10	6,192
Total Long-Term Investment Securities (cost $470,002,270)		1,141,298,374
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1) (cost $3,834,316)	3,834,316	$ 3,834,317
TOTAL INVESTMENTS (cost $473,836,586)(2)	99.9%	1,145,132,691
Other assets less liabilities	0.1	772,213
NET ASSETS	100.0%	$1,145,904,904
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2025, the Fund had loaned securities with a total value of $7,837,886. This was secured by collateral of $8,265,098 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$1,405
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	20,827
Federal National Mtg. Assoc.	0.64%	12/30/2025	1,434
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	120,545
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	8,120,887
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	NASDAQ 100 E-Mini Index	December 2025	$4,538,798	$4,586,760	$47,962
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,141,292,182	$—	$—	$1,141,292,182
Unaffiliated Investment Companies	6,192	—	—	6,192
Short-Term Investments	3,834,317	—	—	3,834,317
Total Investments at Value	$1,145,132,691	$—	$—	$1,145,132,691
Other Financial Instruments:†
Futures Contracts	$47,962	$—	$—	$47,962
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Aerospace/Defense — 0.7%
AeroVironment, Inc.†	26,798	$ 7,488,969
Kratos Defense & Security Solutions, Inc.†	122,314	9,308,095
Rocket Lab Corp.†	125,190	5,275,507
		22,072,571
Auto Manufacturers — 0.8%
Tesla, Inc.†	56,524	24,314,929
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00(1)	963	10
PrognomiQ, Inc., Class A(1)(2)	28,713	9,188
		9,198
Commercial Services — 0.1%
Klarna Group PLC†	138,269	4,351,325
Computers — 12.2%
Apple, Inc.	724,009	201,889,910
Crowdstrike Holdings, Inc., Class A†	120,660	61,435,246
CyberArk Software, Ltd.†	15,211	6,975,612
International Business Machines Corp.	27,786	8,574,204
Lumentum Holdings, Inc.#†	27,580	8,967,913
Okta, Inc.†	108,757	8,736,450
Rubrik, Inc., Class A†	332,478	23,047,375
SailPoint, Inc.#†	597,434	11,004,734
Sandisk Corp.†	42,495	9,488,284
Seagate Technology Holdings PLC	35,135	9,721,503
Western Digital Corp.	98,615	16,106,788
Zscaler, Inc.†	78,815	19,821,972
		385,769,991
Diversified Financial Services — 0.9%
CME Group, Inc.	41,051	11,554,215
Coinbase Global, Inc., Class A†	31,060	8,473,789
Futu Holdings, Ltd. ADR	52,361	8,883,567
		28,911,571
Electronics — 3.2%
Amphenol Corp., Class A	378,548	53,337,413
Celestica, Inc.†	57,165	19,688,198
Coherent Corp.†	53,870	8,848,686
Flex, Ltd.†	308,963	18,262,803
		100,137,100
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,007,088
Healthcare-Products — 0.0%
Caris Life Sciences, Inc. (Lockup Shares)†(2)(3)	54,478	1,390,817
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B(1)(2)	6,986	242,065
Internet — 18.9%
Alphabet, Inc., Class A	179,421	57,447,016
Alphabet, Inc., Class C	540,185	172,924,022
Amazon.com, Inc.†	106,166	24,760,034
AppLovin Corp., Class A†	51,279	30,740,735
DoorDash, Inc., Class A†	38,819	7,700,525
MercadoLibre, Inc.†	8,022	16,619,819
Meta Platforms, Inc., Class A	175,343	113,613,497
Netflix, Inc.†	180,240	19,390,219
Palo Alto Networks, Inc.†	198,798	37,797,464
Reddit, Inc., Class A†	36,821	7,970,642
Robinhood Markets, Inc., Class A†	222,179	28,547,780
Security Description	Shares or Principal Amount	Value

Internet (continued)
Shopify, Inc., Class A†	212,962	$ 33,784,291
Spotify Technology SA†	56,079	33,584,031
Stubhub Holdings, Inc.†	312,922	3,670,575
Tencent Holdings, Ltd.	115,600	9,135,940
		597,686,590
Machinery-Construction & Mining — 1.6%
Bloom Energy Corp., Class A†	67,190	7,339,836
BWX Technologies, Inc.	83,281	14,897,305
Siemens Energy AG†	121,813	16,298,855
Vertiv Holdings Co., Class A	65,639	11,797,297
		50,333,293
Semiconductors — 34.6%
Advanced Micro Devices, Inc.†	104,965	22,833,037
Advantest Corp.	229,600	30,485,043
Analog Devices, Inc.	119,475	31,701,497
Applied Materials, Inc.	60,004	15,136,009
ARM Holdings PLC ADR†	81,968	11,111,582
ASM International NV	13,818	7,669,208
ASML Holding NV	12,111	12,852,521
Broadcom, Inc.	651,666	262,595,331
KLA Corp.	35,986	42,300,463
Lam Research Corp.	442,073	68,963,388
Micron Technology, Inc.	241,931	57,211,843
Monolithic Power Systems, Inc.	33,894	31,459,394
NVIDIA Corp.	2,225,574	393,926,598
NXP Semiconductors NV	66,762	13,014,584
Samsung Electronics Co., Ltd.	464,449	31,728,066
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	219,743	64,057,282
		1,097,045,846
Software — 21.8%
Autodesk, Inc.†	37,277	11,307,605
Cadence Design Systems, Inc.†	61,062	19,041,574
Cloudflare, Inc., Class A†	116,729	23,370,313
CoreWeave, Inc.†	69,690	5,095,733
Datadog, Inc., Class A†	89,030	14,245,690
Elastic NV†	148,701	10,487,882
Figma, Inc., Class A†	126,101	4,535,853
Guidewire Software, Inc.†	35,707	7,711,998
IonQ, Inc.#†	187,270	9,232,411
Klaviyo, Inc., Class A†	333,685	9,530,044
Microsoft Corp.	521,915	256,787,399
MongoDB, Inc.†	73,470	24,419,224
Oracle Corp.	339,901	68,643,007
Palantir Technologies, Inc., Class A†	337,758	56,895,335
Samsara, Inc., Class A†	668,317	25,416,095
SAP SE	4,257	1,030,302
SAP SE ADR	29,390	7,105,032
ServiceNow, Inc.†	29,438	23,915,726
Snowflake, Inc.†	367,869	92,423,408
Take-Two Interactive Software, Inc.†	74,549	18,344,272
		689,538,903
Telecommunications — 2.4%
Arista Networks, Inc.†	317,485	41,488,940
Cisco Systems, Inc.	88,043	6,774,029
SoftBank Group Corp.	261,500	28,134,181
		76,397,150

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.3%
Nintendo Co., Ltd.	125,900	$ 10,671,454
Total Common Stocks (cost $1,927,446,658)		3,090,879,891
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automotive - Cars & Lt. Trucks — 0.1%
Waymo LLC Series A-2 (1)(2)	21,059	1,540,782
Waymo LLC Series B-2(1)(2)	10,055	747,287
		2,288,069
Biotechnology — 0.0%
Freenome Holdings, Inc. Series B (1)(2)	94,602	234,613
Freenome Holdings, Inc. Series C(1)(2)	53,807	168,954
Insitro, Inc. Series B(1)(2)	52,029	520,810
		924,377
E-Commerce/Services — 0.1%
Rappi, Inc. Series E (1)(2)	39,184	1,234,949
Rappi, Inc. Series F(1)(2)	14,609	460,427
		1,695,376
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	69,360	874,630
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C (1)(2)	160,251	4,808
RefleXion Medical, Inc. Series D(1)(2)	67,040	2,011
		6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5(1)(2)	542,402	547,121
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	255,446
Therapeutics — 0.0%
Color Health, Inc. Series D-1(1)(2)	26,210	161,978
Total Convertible Preferred Stocks (cost $9,974,555)		6,753,816
UNAFFILIATED INVESTMENT COMPANIES — 1.6%
KraneShares CSI China Internet ETF # (cost $49,708,656)	1,376,772	51,725,324
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)	$ 216,096	123,175
Exact Sciences FDA Milestone †(1)	108,048	69,151
Total Escrows and Litigation Trusts (cost $0)		192,326
Security Description		Shares or Principal Amount	Value
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	$ 0
Total Long-Term Investment Securities (cost $1,987,129,869)			3,149,551,357
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(4)		9,869,164	9,869,163
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(4)(5)		2,001,494	2,001,494
Total Short-Term Investments (cost $11,870,657)			11,870,657
TOTAL INVESTMENTS (cost $1,999,000,526)(6)		99.8%	3,161,422,014
Other assets less liabilities		0.2	5,714,847
NET ASSETS		100.0%	$3,167,136,861
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Caris Life Sciences, Inc. (Lockup Shares)	08/14/20	54,478	$601,434	$1,390,817	$25.53	0.0%
Epic Games, Inc.	06/18/20, 03/29/21	3,719	2,457,490	2,007,088	539.69	0.1
PrognomiQ, Inc., Class A	11/15/19, 05/12/20, 09/11/20	28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	01/23/19	6,986	861,094	242,065	34.65	0.0
Convertible Preferred Stocks
Color Health, Inc. Series D-1	01/13/20	26,210	543,971	161,978	6.18	0.0
Freenome Holdings, Inc. Series B	06/24/19	94,602	431,111	234,613	2.48	0.0
Freenome Holdings, Inc. Series C	08/14/20	53,807	355,842	168,954	3.14	0.0
Honor Tech, Inc. Series D	10/16/20	180,527	434,723	255,446	1.42	0.0
Insitro, Inc. Series B	05/21/20	52,029	324,177	520,810	10.01	0.0
Kardium, Inc. Series D-5	11/29/18	542,402	525,533	547,121	1.01	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
National Resilience, Inc. Series B	10/23/20	69,360	$947,457	$874,630	$12.61	0.0%
Rappi, Inc. Series E	09/08/20	39,184	2,341,089	1,234,949	31.52	0.1
Rappi, Inc. Series F	07/08/21	14,609	941,157	460,427	31.52	0.0
RefleXion Medical, Inc. Series C	04/03/18	160,251	271,145	4,808	0.03	0.0
RefleXion Medical, Inc. Series D	04/04/20	67,040	127,808	2,011	0.03	0.0
Waymo LLC Series A-2	05/08/20	21,059	1,808,277	1,540,782	73.17	0.1
Waymo LLC Series B-2	06/11/21	10,055	922,265	747,287	74.32	0.0
				$10,402,974		0.3%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Security is subject to a contractual sale restriction. The value represents 0.1% of net assets. The lock-up agreement lasts for 180 days and ends on December 14, 2025. A lapse in the restriction may occur if the company decides to waive or modify the lock-up agreement.
(4)	The rate shown is the 7-day yield as of November 30, 2025.
(5)	At November 30, 2025, the Fund had loaned securities with a total value of $17,461,608. This was secured by collateral of $2,001,494, which was received in cash and subsequently invested in short-term investments currently valued at $2,001,494 as reported in the Portfolio of Investments. Additional collateral of $15,576,475 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$14,530
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	215,339
Federal National Mtg. Assoc.	0.64%	12/30/2025	14,830
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	198,804
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	15,132,972
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CAD—Canadian Dollar

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,198	$9,198
Entertainment Software	—	—	2,007,088	2,007,088
Healthcare-Services	—	—	242,065	242,065
Internet	588,550,650	9,135,940	—	597,686,590
Machinery-Construction & Mining	34,034,438	16,298,855	—	50,333,293
Semiconductors	1,014,311,008	82,734,838	—	1,097,045,846
Software	688,508,601	1,030,302	—	689,538,903
Telecommunications	48,262,969	28,134,181	—	76,397,150
Toys/Games/Hobbies	—	10,671,454	—	10,671,454
Other Industries	566,948,304	—	—	566,948,304
Convertible Preferred Stocks	—	—	6,753,816	6,753,816
Unaffiliated Investment Companies	51,725,324	—	—	51,725,324
Escrows and Litigation Trusts	—	—	192,326	192,326
Warrants	—	—	0	0
Short-Term Investments	11,870,657	—	—	11,870,657
Total Investments at Value	$3,004,211,951	$148,005,570	$9,204,493	$3,161,422,014
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 5.4%
AAR Corp.†	55,060	$ 4,581,543
Astronics Corp.†	55,674	3,038,130
ATI, Inc.†	64,714	6,523,171
Firefly Aerospace, Inc.†	26,932	476,966
Hexcel Corp.	101,010	7,699,992
Karman Holdings, Inc.†	45,904	3,076,945
		25,396,747
Agriculture — 0.5%
Farmer's Business Network, Inc.†(1)(2)	6,066	0
Vital Farms, Inc.†	72,335	2,365,355
		2,365,355
Airlines — 0.5%
Alaska Air Group, Inc.†	54,336	2,328,841
Banks — 2.2%
Bancorp, Inc.†	70,122	4,492,716
Coastal Financial Corp.†	28,606	3,185,278
Dogwood State Bank†	449	10,251
Triumph Financial, Inc.#†	49,446	2,700,246
		10,388,491
Beverages — 0.8%
Celsius Holdings, Inc.†	50,883	2,083,150
Vita Coco Co., Inc.†	27,638	1,476,146
		3,559,296
Biotechnology — 10.9%
ADMA Biologics, Inc.†	296,277	5,682,593
Akero Therapeutics, Inc.†	50,346	2,736,808
Arcellx, Inc.†	28,766	2,091,576
Arcutis Biotherapeutics, Inc.†	107,143	3,283,933
Biohaven, Ltd.†	49,285	494,328
Bridgebio Pharma, Inc.†	84,183	6,062,018
Celldex Therapeutics, Inc.†	53,833	1,454,568
Crinetics Pharmaceuticals, Inc.#†	69,761	3,178,311
Cytokinetics, Inc.†	32,382	2,206,186
Edgewise Therapeutics, Inc.#†	82,518	2,148,769
Evommune, Inc.†	31,161	645,344
Ionis Pharmaceuticals, Inc.†	31,001	2,564,713
Mineralys Therapeutics, Inc.†	52,020	2,243,102
Newamsterdam Pharma Co. NV#†	28,213	1,165,197
Nuvalent, Inc., Class A†	28,206	3,084,326
Revolution Medicines, Inc.†	33,097	2,573,623
Scholar Rock Holding Corp.†	56,976	2,510,362
UroGen Pharma, Ltd.†	61,859	1,782,158
Vera Therapeutics, Inc.†	54,192	1,828,980
Viking Therapeutics, Inc.†	22,775	838,348
Xenon Pharmaceuticals, Inc.†	53,700	2,401,464
		50,976,707
Building Materials — 3.4%
Fortune Brands Innovations, Inc.	52,777	2,724,877
Hayward Holdings, Inc.†	436,303	7,177,184
Titan America SA	184,376	2,994,266
Trex Co., Inc.†	93,181	3,259,471
		16,155,798
Chemicals — 0.8%
Element Solutions, Inc.	144,600	3,748,032
Coal — 0.2%
Ramaco Resources, Inc., Class A†	53,511	839,588
Security Description	Shares or Principal Amount	Value

Commercial Services — 3.6%
Colliers International Group, Inc.#	25,985	$ 3,741,580
Coursera, Inc.†	228,338	1,815,287
First Advantage Corp.#†	153,405	2,129,261
Herc Holdings, Inc.	39,836	5,348,780
Verra Mobility Corp.†	168,347	3,673,332
		16,708,240
Computers — 0.1%
Netskope, Inc., Class A†	17,859	328,248
Distribution/Wholesale — 1.7%
OPENLANE, Inc.†	163,314	4,154,708
SiteOne Landscape Supply, Inc.†	27,868	3,742,115
		7,896,823
Diversified Financial Services — 3.0%
Dave, Inc.†	15,540	3,391,760
Hamilton Lane, Inc., Class A	30,958	3,836,780
Miami International Holdings, Inc.†	71,160	3,245,608
Piper Sandler Cos.	10,156	3,411,400
		13,885,548
Electric — 2.3%
Talen Energy Corp.#†	14,308	5,641,215
TransAlta Corp.#	354,876	5,160,171
		10,801,386
Electrical Components & Equipment — 1.4%
Littelfuse, Inc.	13,904	3,559,702
Novanta, Inc.#†	26,351	2,995,055
		6,554,757
Electronics — 3.2%
Itron, Inc.†	20,258	2,006,352
Mirion Technologies, Inc.#†	146,260	3,805,685
Plexus Corp.†	39,962	5,712,568
TD SYNNEX Corp.	24,033	3,664,552
		15,189,157
Engineering & Construction — 4.0%
Argan, Inc.	12,478	4,931,305
Construction Partners, Inc., Class A†	61,927	6,750,043
Sterling Infrastructure, Inc.†	20,286	6,984,673
		18,666,021
Environmental Control — 1.2%
CECO Environmental Corp.†	111,188	5,798,454
Healthcare-Products — 4.3%
Alphatec Holdings, Inc.†	470,654	10,613,248
Caris Life Sciences, Inc. (Lockup Shares)†(2)(3)	4,481	114,400
SI-BONE, Inc.†	166,660	3,243,204
Twist Bioscience Corp.†	68,405	2,189,644
UFP Technologies, Inc.†	18,379	4,166,335
		20,326,831
Healthcare-Services — 4.9%
Encompass Health Corp.	26,159	3,040,199
Ensign Group, Inc.	22,700	4,211,758
HealthEquity, Inc.†	53,793	5,657,948
PACS Group, Inc.†	59,845	1,999,421
Pediatrix Medical Group, Inc. †	113,795	2,741,321
RadNet, Inc.#†	46,606	3,858,511
U.S. Physical Therapy, Inc.	20,441	1,509,568
		23,018,726

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	$ 52,225
Insurance — 1.7%
Bowhead Specialty Holdings, Inc.†	97,218	2,707,521
HCI Group, Inc.	15,195	2,700,911
Kinsale Capital Group, Inc.	7,057	2,716,240
		8,124,672
Internet — 4.2%
Etoro Group, Ltd., Class A†	59,927	2,515,136
Magnite, Inc.#†	286,815	4,213,312
Q2 Holdings, Inc.†	82,299	5,936,227
RealReal, Inc.†	208,141	3,013,882
Wayfair, Inc., Class A†	35,446	3,927,417
		19,605,974
Investment Companies — 0.6%
Core Scientific, Inc.†	93,511	1,579,401
Riot Platforms, Inc.†	87,135	1,405,487
		2,984,888
Iron/Steel — 1.4%
Carpenter Technology Corp.	20,095	6,401,061
Leisure Time — 2.1%
Life Time Group Holdings, Inc.†	163,709	4,570,756
OneSpaWorld Holdings, Ltd.	116,267	2,374,172
Planet Fitness, Inc., Class A†	27,359	3,063,387
		10,008,315
Machinery-Construction & Mining — 0.4%
NuScale Power Corp.†	82,704	1,654,080
Machinery-Diversified — 2.1%
Applied Industrial Technologies, Inc.	12,381	3,204,450
Cognex Corp.	62,367	2,376,183
Regal Rexnord Corp.	28,141	4,108,305
		9,688,938
Media — 0.7%
New York Times Co., Class A	48,242	3,111,609
Metal Fabricate/Hardware — 1.4%
RBC Bearings, Inc.†	15,192	6,759,984
Mining — 1.2%
Centrus Energy Corp., Class A#†	9,086	2,356,000
SSR Mining, Inc.†	132,462	3,083,715
		5,439,715
Miscellaneous Manufacturing — 1.1%
Fabrinet†	11,385	5,230,383
Oil & Gas — 0.7%
Kosmos Energy, Ltd.#†	809,355	906,478
Transocean, Ltd.†	578,598	2,551,617
		3,458,095
Oil & Gas Services — 0.7%
Expro Group Holdings NV#†	246,322	3,436,192
Packaging & Containers — 0.4%
Graphic Packaging Holding Co.	111,116	1,797,857
Pharmaceuticals — 3.7%
Alkermes PLC†	85,614	2,532,462
Centessa Pharmaceuticals PLC ADR†	88,088	2,557,195
Madrigal Pharmaceuticals, Inc.†	12,488	7,455,086
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Protagonist Therapeutics, Inc.†	38,793	$ 3,491,370
Vaxcyte, Inc.†	25,880	1,283,907
		17,320,020
Private Equity — 0.4%
P10, Inc., Class A#	206,385	1,935,891
Real Estate — 0.4%
FirstService Corp.	12,300	1,934,096
REITS — 0.6%
American Healthcare REIT, Inc.	59,991	3,046,343
Retail — 5.1%
Boot Barn Holdings, Inc.†	35,791	6,937,012
Five Below, Inc.†	27,024	4,455,987
National Vision Holdings, Inc.†	165,379	4,771,184
Ollie's Bargain Outlet Holdings, Inc.†	17,460	2,149,501
PriceSmart, Inc.#	22,073	2,717,186
Urban Outfitters, Inc.†	36,383	2,694,889
		23,725,759
Semiconductors — 6.4%
Impinj, Inc.†	26,156	4,495,432
Kulicke & Soffa Industries, Inc.	4,237	191,131
Lattice Semiconductor Corp.†	21,198	1,488,311
MACOM Technology Solutions Holdings, Inc.†	29,834	5,220,652
MKS, Inc.	28,699	4,488,237
Onto Innovation, Inc.†	17,002	2,434,006
Silicon Laboratories, Inc.†	39,717	5,067,095
SiTime Corp.†	18,839	5,608,370
Veeco Instruments, Inc.†	44,396	1,297,695
		30,290,929
Software — 6.6%
ACI Worldwide, Inc.†	62,124	2,911,131
Agilysys, Inc.#†	42,637	5,242,646
BlackLine, Inc.†	94,116	5,363,671
Elastic NV†	26,734	1,885,549
Klaviyo, Inc., Class A†	150,005	4,284,143
Life360, Inc.#†	23,122	1,840,742
Onestream, Inc.†	92,458	1,925,900
Pegasystems, Inc.	62,017	3,396,671
Phreesia, Inc.†	81,049	1,660,694
Schrodinger, Inc.†	85,674	1,504,435
Talkspace, Inc.†	332,448	1,123,674
		31,139,256
Telecommunications — 2.8%
Credo Technology Group Holding, Ltd.†	59,018	10,481,597
Globalstar, Inc.#†	45,913	2,789,215
NII Holdings, Inc.(1)	3,000	0
		13,270,812
Transportation — 0.4%
Cargojet, Inc.#	35,856	2,083,186
Total Common Stocks (cost $410,994,493)		467,433,326
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	2,221	0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	$ 15,461
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	45,366
Human Resources — 0.1%
Checkr, Inc. Series C †(1)(2)	8,994	80,047
Checkr, Inc. Series D†(1)(2)	12,252	109,043
		189,090
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C †(1)(2)	6,234	86,933
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	5,496	69,305
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	59,355
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	61,019
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	3,165
Total Convertible Preferred Stocks (cost $721,279)		529,694
Total Long-Term Investment Securities (cost $411,715,772)		467,963,020
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(4)	1,656,365	1,656,365
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(4)(5)	2,357,817	2,357,817
Total Short-Term Investments (cost $4,014,182)		4,014,182
TOTAL INVESTMENTS (cost $415,729,954)(6)	100.5%	471,977,202
Other assets less liabilities	(0.5)	(2,383,540)
NET ASSETS	100.0%	$469,593,662
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Caris Life Sciences, Inc. (Lockup Shares)	08/14/20	4,481	$49,462	$114,400	$25.53	0.0%
Checkr, Inc.	06/29/18, 12/02/19	5,868	44,688	52,225	8.90	0.0
Farmer's Business Network, Inc.	11/03/17	6,066	112,003	0	0.00	0.0
Convertible Preferred Stocks
Checkr, Inc. Series C	04/10/18	8,994	40,926	80,047	8.90	0.0
Checkr, Inc. Series D	09/06/19	12,252	123,526	109,043	8.90	0.1
Farmer's Business Network, Inc. Series D	11/03/17	2,221	41,009	0	0.00	0.0
Flexe, Inc. Series C	11/18/20	4,643	56,492	15,461	3.33	0.0
Haul Hub, Inc. Series B	02/14/20	2,168	31,609	3,165	1.46	0.0
Honor Tech, Inc. Series D	10/16/20	43,123	103,844	61,019	1.42	0.0
Kardium, Inc. Series D	01/08/21	58,843	59,775	59,355	1.01	0.0
National Resilience, Inc. Series B	10/23/20	5,496	75,075	69,305	12.61	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Nuro, Inc. Series C	10/30/20	6,234	$81,383	$86,933	$13.95	0.0%
Sila Nanotechnologies, Inc. Series F	01/07/21	2,608	107,640	45,366	17.40	0.0
				$696,319		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	Security is subject to a contractual sale restriction. The value represents 0.0% of net assets. The lock-up agreement lasts for 180 days and ends on December 14,2025. A lapse in the restriction may occur if the company decides to waive or modify the lock-up agreement.
(4)	The rate shown is the 7-day yield as of November 30, 2025.
(5)	At November 30, 2025, the Fund had loaned securities with a total value of $36,684,319. This was secured by collateral of $2,357,817, which was received in cash and subsequently invested in short-term investments currently valued at $2,357,817 as reported in the Portfolio of Investments. Additional collateral of $35,374,086 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$55,450
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	821,788
Federal National Mtg. Assoc.	0.64%	12/30/2025	56,597
United States Treasury Bills	0.00%	12/11/2025 to 10/29/2026	645,990
United States Treasury Notes/Bonds	0.13% to 6.25%	12/31/2025 to 08/15/2055	33,794,261
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	216,709	CAD	303,356	12/19/2025	$ 620	$—
Citibank, N.A.	CAD	13,839,785	USD	10,017,299	12/19/2025	102,239	—
	USD	1,649,236	CAD	2,304,779	12/19/2025	1,948	—
						104,187	—
Unrealized Appreciation (Depreciation)						$104,807	$—
CAD—Canadian Dollar
USD—United States Dollar

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$2,365,355	$—	$0	$2,365,355
Human Resources	—	—	52,225	52,225
Telecommunications	13,270,812	—	0	13,270,812
Other Industries	451,744,934	—	—	451,744,934
Convertible Preferred Stocks	—	—	529,694	529,694
Short-Term Investments	4,014,182	—	—	4,014,182
Total Investments at Value	$471,395,283	$—	$581,919	$471,977,202
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$104,807	$—	$104,807
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.1%
Advantage Solutions, Inc.#†	38,322	$ 36,391
Boston Omaha Corp., Class A#†	8,854	110,055
National CineMedia, Inc.	26,068	112,353
Nexxen International, Ltd.†	14,413	93,252
Stagwell, Inc.#†	41,775	223,914
TechTarget, Inc.†	10,795	56,458
		632,423
Aerospace/Defense — 1.8%
AAR Corp.†	13,442	1,118,509
AeroVironment, Inc.†	12,023	3,359,948
AerSale Corp.†	13,079	84,621
Amprius Technologies, Inc.†	35,318	399,800
Archer Aviation, Inc., Class A#†	232,719	1,812,881
Astronics Corp.†	11,476	626,245
Ducommun, Inc.†	5,343	489,900
Eve Holding, Inc.#†	20,761	81,798
Intuitive Machines, Inc.#†	41,959	398,610
Joby Aviation, Inc.#†	173,960	2,510,243
Kratos Defense & Security Solutions, Inc.†	62,559	4,760,740
Mercury Systems, Inc.†	19,711	1,377,602
Moog, Inc., Class A	10,586	2,431,392
National Presto Industries, Inc.	2,022	189,765
Red Cat Holdings, Inc.#†	29,553	219,283
Redwire Corp.#†	13,076	72,049
Voyager Technologies, Inc.†	5,267	118,402
		20,051,788
Agriculture — 0.3%
Alico, Inc.	2,172	75,575
Andersons, Inc.	12,224	629,536
Dole PLC	26,233	379,854
Fresh Del Monte Produce, Inc.	12,847	464,291
Ispire Technology, Inc.#†	7,662	18,695
Limoneira Co.	6,773	94,077
Tejon Ranch Co.#†	8,001	129,856
Turning Point Brands, Inc.	6,441	645,130
Universal Corp.	8,988	474,207
Vital Farms, Inc.†	12,880	421,176
		3,332,397
Airlines — 0.3%
Allegiant Travel Co.#†	5,375	408,500
Frontier Group Holdings, Inc.#†	32,078	146,276
JetBlue Airways Corp.†	125,174	572,045
SkyWest, Inc.†	15,309	1,554,169
Sun Country Airlines Holdings, Inc.†	19,981	273,740
		2,954,730
Apparel — 0.5%
Capri Holdings, Ltd.†	43,570	1,105,371
Carter's, Inc.	13,518	431,359
Ermenegildo Zegna NV	23,974	255,803
Kontoor Brands, Inc.	20,880	1,552,428
Lakeland Industries, Inc.#	3,724	56,530
Oxford Industries, Inc.#	5,509	210,223
Rocky Brands, Inc.	2,871	87,192
Steven Madden, Ltd.	27,052	1,130,233
Superior Group of Cos., Inc.	4,600	44,712
Torrid Holdings, Inc.#†	9,630	12,519
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,158	$ 64,654
Wolverine World Wide, Inc.	29,878	484,322
		5,435,346
Auto Manufacturers — 0.2%
Blue Bird Corp.†	11,789	615,622
Faraday Future Intelligent Electric, Inc.#†	36,191	41,620
Hyliion Holdings Corp.#†	42,041	79,037
REV Group, Inc.	18,260	972,710
Wabash National Corp.	15,707	132,567
		1,841,556
Auto Parts & Equipment — 0.9%
Adient PLC†	31,044	604,116
Aeva Technologies, Inc.#†	11,381	126,898
American Axle & Manufacturing Holdings, Inc.#†	44,625	293,186
Cooper-Standard Holdings, Inc.†	6,601	206,281
Dana, Inc.	49,676	1,113,239
Dorman Products, Inc.†	10,453	1,382,618
Douglas Dynamics, Inc.	8,590	277,543
Fox Factory Holding Corp.†	15,770	233,238
Garrett Motion, Inc.	49,420	816,913
Gentherm, Inc.†	11,373	405,675
Goodyear Tire & Rubber Co.†	97,995	848,637
Holley, Inc.†	24,217	103,165
indie Semiconductor, Inc., Class A†	72,651	258,638
Luminar Technologies, Inc.#†	16,357	14,824
Methode Electronics, Inc.	13,772	104,392
Microvast Holdings, Inc.†	77,827	273,951
Miller Industries, Inc.	4,261	165,071
Motorcar Parts of America, Inc.†	5,096	67,165
Phinia, Inc.	14,400	778,896
Solid Power, Inc.†	55,660	289,432
Standard Motor Products, Inc.	7,825	293,751
Strattec Security Corp.†	1,576	118,200
Titan International, Inc.#†	18,692	151,218
Visteon Corp.	10,338	1,067,399
XPEL, Inc.#†	8,909	414,090
		10,408,536
Banks — 8.8%
Mechanics Bancorp, Class A†	6,952	108,034
1st Source Corp.	7,030	438,953
ACNB Corp.	3,947	191,035
Alerus Financial Corp.	8,617	185,610
Amalgamated Financial Corp.	8,700	255,345
Amerant Bancorp, Inc.	13,434	252,694
Ameris Bancorp	24,818	1,880,212
Ames National Corp.	3,617	78,923
Arrow Financial Corp.	6,224	187,654
Associated Banc-Corp.	62,200	1,635,238
Atlantic Union Bankshares Corp.#	53,472	1,808,958
BancFirst Corp.	7,732	857,015
Bancorp, Inc.†	17,096	1,095,341
Bank First Corp.	3,368	420,091
Bank of Hawaii Corp.	14,761	967,436
Bank of Marin Bancorp	5,583	151,048
Bank of N.T. Butterfield & Son, Ltd.	15,547	722,003
Bank7 Corp.	1,682	69,685
BankUnited, Inc.	28,344	1,224,744
Bankwell Financial Group, Inc.	2,759	126,638
Banner Corp.	12,640	793,918
Bar Harbor Bankshares	5,608	167,343
BayCom Corp.	4,072	118,821

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	6,313	$ 50,441
Blue Foundry Bancorp†	7,295	82,871
Blue Ridge Bankshares, Inc.#	26,121	113,104
Bridgewater Bancshares, Inc.†	8,253	142,859
Burke & Herbert Financial Services Corp.	5,100	332,724
Business First Bancshares, Inc.	10,714	278,778
Byline Bancorp, Inc.	10,727	299,498
C & F Financial Corp.	1,241	86,187
Cadence Bank	64,831	2,582,867
California Bancorp†	8,519	165,354
Camden National Corp.	5,945	240,416
Capital Bancorp, Inc.	4,472	124,322
Capital City Bank Group, Inc.	5,350	224,272
Carter Bankshares, Inc.†	8,764	160,995
Cathay General Bancorp	25,385	1,229,649
CB Financial Services, Inc.#	1,896	67,213
Central Pacific Financial Corp.	9,772	290,619
Chain Bridge Bancorp, Inc.†	952	30,207
Chemung Financial Corp.	1,693	89,170
ChoiceOne Financial Services, Inc.#	5,464	166,324
Citizens & Northern Corp.	5,553	111,948
Citizens Financial Services, Inc.	1,771	98,981
City Holding Co.	5,314	644,641
Civista Bancshares, Inc.	6,061	137,827
CNB Financial Corp.#	10,826	280,610
Coastal Financial Corp.†	4,801	534,591
Colony Bankcorp, Inc.	6,454	110,686
Community Financial System, Inc.	20,116	1,141,784
Community Trust Bancorp, Inc.	5,920	328,560
Community West Bancshares	6,658	150,804
ConnectOne Bancorp, Inc.	18,407	465,145
Customers Bancorp, Inc.†	10,903	751,217
CVB Financial Corp.	50,298	989,865
Dime Community Bancshares, Inc.	15,397	436,505
Eagle Bancorp, Inc.	10,693	202,846
Eagle Financial Services, Inc.	1,868	70,181
Eastern Bankshares, Inc.	83,509	1,572,474
ECB Bancorp, Inc.#†	3,129	54,445
Enterprise Financial Services Corp.	13,570	741,058
Equity Bancshares, Inc., Class A	5,415	235,769
Esquire Financial Holdings, Inc.	2,723	277,909
Farmers & Merchants Bancorp, Inc.	5,001	122,525
Farmers National Banc Corp.	13,979	189,975
FB Bancorp, Inc.#†	7,252	91,738
FB Financial Corp.	15,524	867,171
Fidelity D&D Bancorp, Inc.	1,933	84,627
Financial Institutions, Inc.	6,834	209,120
Finwise Bancorp†	3,685	66,514
First Bancorp	14,893	759,692
First Bancorp, Inc.	3,984	101,951
First BanCorp.	60,963	1,205,239
First Bank	8,288	130,246
First Busey Corp.	31,611	744,123
First Business Financial Services, Inc.	3,141	164,023
First Commonwealth Financial Corp.	39,450	641,062
First Community Bankshares, Inc.	5,693	190,260
First Community Corp.	3,008	87,292
First Financial Bancorp	35,529	883,962
First Financial Bankshares, Inc.	50,591	1,580,463
First Financial Corp.	4,307	251,400
First Foundation, Inc.†	25,022	133,117
First Internet Bancorp	3,068	58,445
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Interstate BancSystem, Inc., Class A	33,810	$ 1,110,320
First Merchants Corp.	21,681	798,728
First Mid Bancshares, Inc.	8,160	310,570
First National Corp.	3,170	77,665
First United Corp.	2,448	93,465
Firstsun Capital Bancorp#†	4,855	162,303
Five Star Bancorp	6,009	207,250
Flagstar Financial, Inc.	114,248	1,398,396
Franklin Financial Services Corp.	1,704	91,181
Fulton Financial Corp.	68,553	1,244,237
FVCBankcorp, Inc.	6,225	79,120
German American Bancorp, Inc.	13,569	538,689
Glacier Bancorp, Inc.	48,276	2,042,075
Great Southern Bancorp, Inc.	3,314	199,370
Hancock Whitney Corp.	32,344	1,959,723
Hanmi Financial Corp.	11,518	318,127
Hanover Bancorp, Inc.	1,926	43,817
Hawthorn Bancshares, Inc.	2,364	80,376
HBT Financial, Inc.	4,196	101,543
Heritage Commerce Corp.	21,488	234,004
Heritage Financial Corp.	12,309	294,677
Hilltop Holdings, Inc.	17,138	588,176
Home BancShares, Inc.	70,603	1,981,120
Hope Bancorp, Inc.	45,248	480,534
Horizon Bancorp, Inc.	15,899	272,509
Independent Bank Corp.	18,365	1,323,198
Independent Bank Corp.	7,173	234,198
International Bancshares Corp.	20,540	1,365,499
Investar Holding Corp.	3,396	84,221
John Marshall Bancorp, Inc.	5,140	102,800
Kearny Financial Corp.	21,607	148,440
Lakeland Financial Corp.	9,635	561,335
Landmark Bancorp, Inc.#	1,846	53,608
LCNB Corp.	5,473	86,857
LINKBANCORP, Inc.	8,747	66,652
Live Oak Bancshares, Inc.	13,662	436,091
MainStreet Bancshares, Inc.	2,860	55,741
Mercantile Bank Corp.	6,019	276,754
Merchants Bancorp	9,941	324,971
Meridian Corp.	3,688	58,934
Metrocity Bankshares, Inc.	7,002	186,603
Metropolitan Bank Holding Corp.	3,516	262,329
Mid Penn Bancorp, Inc.	7,010	204,622
Middlefield Banc Corp.	2,971	103,391
Midland States Bancorp, Inc.	7,998	130,047
MidWestOne Financial Group, Inc.	6,296	249,133
MVB Financial Corp.	4,242	114,789
National Bank Holdings Corp., Class A	14,168	527,191
National Bankshares, Inc.	2,532	74,770
NB Bancorp, Inc.	15,191	297,592
NBT Bancorp, Inc.	18,962	786,165
NewtekOne, Inc.	9,593	102,453
Nicolet Bankshares, Inc.	5,095	641,868
Northeast Bank	2,896	257,396
Northeast Community Bancorp, Inc.	4,793	101,420
Northpointe Bancshares, Inc.	4,292	74,852
Northrim BanCorp, Inc.	8,132	199,722
Norwood Financial Corp.	3,127	89,620
Oak Valley Bancorp	2,780	78,118
OFG Bancorp	16,606	659,756
Ohio Valley Banc Corp.	1,545	59,915
Old National Bancorp	131,262	2,852,323
Old Second Bancorp, Inc.	16,546	311,892

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OP Bancorp	4,790	$ 64,426
Orange County Bancorp, Inc.	4,162	112,832
Origin Bancorp, Inc.	11,481	417,794
Orrstown Financial Services, Inc.	6,735	240,844
Park National Corp.	5,537	850,206
Parke Bancorp, Inc.	4,035	92,361
Pathward Financial, Inc.	8,874	638,041
Patriot National Bancorp, Inc.†	17,868	25,551
PCB Bancorp	4,141	89,943
Peapack-Gladstone Financial Corp.	6,165	166,455
Peoples Bancorp of North Carolina, Inc.	1,713	56,101
Peoples Bancorp, Inc.	12,349	365,901
Peoples Financial Services Corp.	3,434	167,545
Pioneer Bancorp, Inc.†	4,575	60,848
Plumas Bancorp	2,096	90,987
Ponce Financial Group, Inc.†	7,484	119,295
Primis Financial Corp.	8,462	95,028
Princeton Bancorp, Inc.	2,157	74,179
QCR Holdings, Inc.	6,139	501,127
RBB Bancorp	6,367	126,130
Red River Bancshares, Inc.	1,756	123,008
Renasant Corp.	35,550	1,259,892
Republic Bancorp, Inc., Class A	3,176	219,176
Rhinebeck Bancorp, Inc.†	1,836	19,994
Richmond Mutual BanCorp, Inc.	3,703	50,990
S&T Bancorp, Inc.	14,280	563,774
SB Financial Group, Inc.	2,415	51,669
Seacoast Banking Corp. of Florida	31,879	1,006,101
ServisFirst Bancshares, Inc.	19,533	1,389,382
Shore Bancshares, Inc.	10,157	177,443
Sierra Bancorp	4,776	148,343
Simmons First National Corp., Class A	53,030	983,706
SmartFinancial, Inc.	5,625	203,962
South Plains Financial, Inc.	5,014	189,479
Southern First Bancshares, Inc.†	3,008	152,686
Southside Bancshares, Inc.	10,274	301,336
SR Bancorp, Inc.#	3,200	49,248
Stellar Bancorp, Inc.	17,766	561,583
Stock Yards Bancorp, Inc.	9,972	659,847
Texas Capital Bancshares, Inc.†	17,154	1,546,776
Third Coast Bancshares, Inc.†	4,951	188,683
Tompkins Financial Corp.	5,254	363,104
Towne Bank	27,647	927,557
TriCo Bancshares	11,385	547,618
Triumph Financial, Inc.†	8,668	473,359
TrustCo Bank Corp.	7,283	306,833
Trustmark Corp.	21,087	820,284
UMB Financial Corp.	27,270	3,029,152
Union Bankshares, Inc.	1,480	34,232
United Bankshares, Inc.	53,151	1,979,343
United Community Banks, Inc.	46,248	1,413,339
United Security Bancshare/Ca	5,630	55,681
Unity Bancorp, Inc.	2,818	140,985
Univest Financial Corp.	11,054	351,517
Valley National Bancorp	182,157	2,062,017
Virginia National Bankshares Corp.	1,936	78,602
Walker & Dunlop, Inc.	12,354	798,563
Washington Trust Bancorp, Inc.	6,388	181,419
WesBanco, Inc.	35,691	1,151,749
West BanCorp, Inc.	5,596	124,343
Security Description	Shares or Principal Amount	Value

Banks (continued)
Westamerica BanCorp	9,395	$ 450,772
Western New England Bancorp, Inc.	7,476	91,506
		96,233,288
Beverages — 0.1%
BRC, Inc., Class A#†	25,218	32,027
MGP Ingredients, Inc.	5,391	122,969
National Beverage Corp.†	9,255	315,225
Vita Coco Co., Inc.†	15,578	832,021
Westrock Coffee Co.†	14,656	63,754
Zevia PBC, Class A†	12,831	34,387
		1,400,383
Biotechnology — 8.4%
4D Molecular Therapeutics, Inc.#†	16,007	186,642
Aardvark Therapeutics, Inc.#†	2,304	22,994
Abeona Therapeutics, Inc.#†	16,323	82,758
Absci Corp.#†	41,473	131,470
ACADIA Pharmaceuticals, Inc.†	47,273	1,183,716
ADC Therapeutics SA†	29,457	126,665
ADMA Biologics, Inc.†	86,955	1,667,797
Akero Therapeutics, Inc.†	26,328	1,431,190
Aldeyra Therapeutics, Inc.†	21,450	117,546
Allogene Therapeutics, Inc.#†	61,653	90,013
Alpha Teknova, Inc.#†	4,411	20,643
Altimmune, Inc.†	30,194	158,820
Alumis Inc#†	18,311	140,445
Amicus Therapeutics, Inc.†	105,922	1,051,805
AnaptysBio, Inc.†	7,546	314,291
Anavex Life Sciences Corp.†	31,884	122,116
ANI Pharmaceuticals, Inc.†	6,827	579,271
Annexon, Inc.†	36,633	164,848
Apogee Therapeutics, Inc.†	12,030	865,799
Arbutus Biopharma Corp.#†	58,841	259,489
Arcellx, Inc.†	12,874	936,068
Arcturus Therapeutics Holdings, Inc.#†	9,614	65,279
Arcus Biosciences, Inc.†	25,848	674,633
Arcutis Biotherapeutics, Inc.†	40,624	1,245,126
Ardelyx, Inc.†	87,897	509,803
ArriVent Biopharma, Inc.#†	8,898	204,120
Arrowhead Pharmaceuticals, Inc.†	45,663	2,406,440
ARS Pharmaceuticals, Inc.#†	20,812	198,546
Astria Therapeutics, Inc.†	13,632	172,445
Atea Pharmaceuticals, Inc.†	30,300	93,930
Atlantic International Corp.†	4,579	9,364
Aura Biosciences, Inc.#†	15,246	100,624
Aurinia Pharmaceuticals, Inc.†	42,647	687,470
Avidity Biosciences, Inc.†	38,274	2,744,246
Axsome Therapeutics, Inc.†	15,275	2,314,162
Beam Therapeutics, Inc.#†	34,959	885,511
Benitec Biopharma, Inc.#†	5,884	76,257
Bicara Therapeutics, Inc.†	13,004	241,354
BioAge Labs, Inc.†	9,646	91,540
BioCryst Pharmaceuticals, Inc.†	78,686	564,965
Biohaven, Ltd.†	34,832	349,365
Bridgebio Pharma, Inc.†	58,691	4,226,339
Bright Minds Biosciences, Inc.†	1,870	130,900
Capricor Therapeutics, Inc.#†	14,790	79,126
Cardiff Oncology, Inc.†	24,027	54,782
Cartesian Therapeutics, Inc.#†	3,544	26,545
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	11,188
Celcuity, Inc.†	10,915	1,103,943
Celldex Therapeutics, Inc.†	24,522	662,584

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CG oncology, Inc.#†	20,583	$ 922,942
Chinook Therapeutics, Inc. CVR†(1)	22,455	3,817
Cogent Biosciences, Inc.†	51,804	2,083,557
Compass Therapeutics, Inc.†	36,234	210,157
Crinetics Pharmaceuticals, Inc.†	34,144	1,555,601
CRISPR Therapeutics AG†	31,327	1,675,055
Cullinan Therapeutics, Inc.†	19,389	220,453
Cytek Biosciences, Inc.†	44,843	253,363
Cytokinetics, Inc.†	44,017	2,998,878
Day One Biopharmaceuticals, Inc.†	27,724	263,101
Denali Therapeutics, Inc.†	48,595	946,145
Design Therapeutics, Inc.†	9,163	86,041
DiaMedica Therapeutics, Inc.#†	10,741	92,695
Dianthus Therapeutics, Inc.†	6,303	277,206
Disc Medicine, Inc.†	8,607	803,549
Dynavax Technologies Corp.†	38,487	437,597
Dyne Therapeutics, Inc.†	40,599	889,118
Edgewise Therapeutics, Inc.#†	25,884	674,019
Editas Medicine, Inc.†	34,316	82,702
Eledon Pharmaceuticals, Inc.#†	19,778	32,238
Emergent BioSolutions, Inc.†	20,476	228,717
Entrada Therapeutics, Inc.†	11,437	117,458
Erasca, Inc.#†	61,155	193,861
Esperion Therapeutics, Inc.#†	76,178	305,474
Evolus, Inc.#†	20,602	147,510
EyePoint Pharmaceuticals, Inc.†	22,507	333,779
Fate Therapeutics, Inc.†	38,835	44,272
Forafric Global PLC#†	2,051	21,023
Geron Corp.†	209,533	247,249
Gossamer Bio, Inc.#†	72,599	242,481
Greenwich Lifesciences, Inc.#†	2,590	22,611
GTX, Inc. CVR#†(1)	368	0
Humacyte, Inc.#†	50,962	68,799
Icosavax, Inc. CVR(1)	10,570	3,277
Ideaya Biosciences, Inc.†	30,007	1,068,849
ImmunityBio, Inc.#†	89,732	211,767
Immunome, Inc.#†	28,971	533,646
Immunovant, Inc.†	25,491	615,608
Inhibrx Biosciences, Inc.†	3,300	277,596
Inhibrx. Inc. CVR†(1)	13,726	22,511
Inmune Bio, Inc.†	7,131	12,408
Innoviva, Inc.†	23,445	509,460
Intellia Therapeutics, Inc.#†	38,072	342,267
Iovance Biotherapeutics, Inc.†	99,663	246,168
Jade Biosciences, Inc.	11,869	152,161
Janux Therapeutics, Inc.†	14,677	500,339
Keros Therapeutics, Inc.†	13,347	233,306
Kodiak Sciences, Inc.†	12,224	280,907
Korro Bio, Inc.#†	2,289	13,047
Krystal Biotech, Inc.†	9,343	2,036,774
Kura Oncology, Inc.†	31,263	379,533
Kymera Therapeutics, Inc.†	18,275	1,240,507
Larimar Therapeutics, Inc.#†	15,445	54,675
LENZ Therapeutics, Inc.#†	6,202	189,285
Lexeo Therapeutics, Inc.†	8,458	83,396
Ligand Pharmaceuticals, Inc.†	7,228	1,468,585
Liquidia Corp.#†	23,612	770,460
Maravai LifeSciences Holdings, Inc., Class A†	38,311	138,686
Maze Therapeutics, Inc.†	7,494	282,898
MBX Biosciences, Inc.†	5,697	196,489
MeiraGTx Holdings PLC#†	15,772	130,908
Mind Medicine MindMed, Inc.#†	28,700	363,055
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Mineralys Therapeutics, Inc.†	14,643	$ 631,406
Monopar Therapeutics, Inc.†	1,276	109,966
Monte Rosa Therapeutics, Inc.#†	16,984	274,631
Myriad Genetics, Inc.†	35,368	269,858
NeoGenomics, Inc.†	48,405	585,700
Niagen Bioscience, Inc.†	20,341	137,709
Nkarta, Inc.†	12,557	23,733
Novavax, Inc.#†	58,087	409,513
Nurix Therapeutics, Inc.†	28,113	497,038
Nuvalent, Inc., Class A†	17,400	1,902,690
Nuvation Bio, Inc.#†	93,668	752,154
Olema Pharmaceuticals, Inc.†	22,357	633,150
Omeros Corp.#†	20,742	200,990
Organogenesis Holdings, Inc.†	25,562	132,411
Oruka Therapeutics, Inc.#†	10,320	310,632
Palvella Therapeutics, Inc.†	2,563	263,451
Perspective Therapeutics, Inc.#†	23,144	54,388
Phathom Pharmaceuticals, Inc.†	15,071	235,409
Praxis Precision Medicines, Inc.†	7,787	1,529,834
Precigen, Inc.†	56,514	216,449
Prime Medicine, Inc.†	23,070	88,127
Protalix BioTherapeutics, Inc.†	28,351	50,465
Protara Therapeutic, Inc.†	13,134	96,929
Prothena Corp. PLC†	15,186	163,249
PTC Therapeutics, Inc.†	29,172	2,508,500
Puma Biotechnology, Inc.†	15,939	80,492
Rain Oncology, Inc. CVR#†(1)	6,782	339
Rapport Therapeutics, Inc.†	6,280	186,579
Recursion Pharmaceuticals, Inc., Class A†	132,500	613,475
REGENXBIO, Inc.†	17,993	240,926
Relay Therapeutics, Inc.†	49,131	389,117
Replimune Group, Inc.†	25,953	259,530
Rezolute, Inc.†	25,325	246,159
Rigel Pharmaceuticals, Inc.†	6,869	346,816
Rocket Pharmaceuticals, Inc.†	32,577	111,413
Sana Biotechnology, Inc.†	52,742	226,791
Savara, Inc.†	43,923	276,276
Scholar Rock Holding Corp.†	30,167	1,329,158
Septerna, Inc.†	8,180	237,384
Sionna Therapeutics, Inc.†	4,452	193,974
Soleno Therapeutics, Inc.†	15,480	780,966
Solid Biosciences, Inc.†	21,622	117,407
Stoke Therapeutics, Inc.†	15,805	488,533
Syndax Pharmaceuticals, Inc.†	32,821	650,512
Tango Therapeutics, Inc.#†	26,885	293,315
Tarsus Pharmaceuticals, Inc.†	14,713	1,176,451
Taysha Gene Therapies, Inc.†	63,355	300,303
Tectonic Therapeutic, Inc.#†	4,467	95,772
Terns Pharmaceuticals, Inc.†	26,451	743,538
Tevogen Bio Holdings, Inc.†	11,524	5,084
TG Therapeutics, Inc.†	54,851	1,824,344
Theravance Biopharma, Inc.†	14,931	303,099
Travere Therapeutics, Inc.†	33,385	1,182,163
TriSalus Life Sciences, Inc.†	6,488	44,573
Tvardi Therapeutics, Inc.†	1,388	5,719
Tyra Biosciences, Inc.#†	8,314	187,564
Upstream Bio, Inc.†	12,042	344,401
UroGen Pharma, Ltd.†	14,290	411,695
Vera Therapeutics, Inc.†	19,133	645,739
Veracyte, Inc.†	29,419	1,392,695
Verastem, Inc.#†	17,108	182,029
Vericel Corp.†	18,433	741,928
Vir Biotechnology, Inc.†	35,046	224,995

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Viridian Therapeutics, Inc.†	26,129	$ 835,083
Wave Life Sciences, Ltd.†	41,629	323,041
Xencor, Inc.†	26,283	455,222
Xenon Pharmaceuticals, Inc.†	28,547	1,276,622
XOMA Royalty Corp.#†	3,499	112,423
Zenas Biopharma, Inc.#†	5,681	220,593
Zevra Therapeutics, Inc. #†	20,256	170,758
Zymeworks, Inc.†	19,184	512,405
		91,290,792
Building Materials — 1.5%
NWPX Infrastructure, Inc. †	3,490	204,584
AirJoule Technologies Corp.†	8,737	28,483
American Woodmark Corp.†	5,417	298,639
Apogee Enterprises, Inc.	7,869	286,510
Aspen Aerogels, Inc.†	25,594	82,413
Boise Cascade Co.	14,181	1,081,160
Gibraltar Industries, Inc.†	11,295	564,298
Griffon Corp.	14,437	1,082,775
JELD-WEN Holding, Inc.†	33,614	89,749
Knife River Corp.†	21,598	1,616,394
LSI Industries, Inc.	10,361	189,503
Masterbrand, Inc.†	47,793	530,024
Modine Manufacturing Co.†	19,663	3,187,962
Smith-Midland Corp.#†	1,108	38,581
SPX Technologies, Inc.†	18,110	3,894,374
Tecnoglass, Inc.#	9,346	465,244
Titan America SA	9,188	149,213
UFP Industries, Inc.	22,719	2,112,640
		15,902,546
Chemicals — 1.4%
AdvanSix, Inc.	10,384	159,810
American Vanguard Corp.†	10,596	49,377
Balchem Corp.	12,377	1,933,411
Cabot Corp.	20,506	1,283,060
Calumet, Inc.#†	26,583	513,052
Chemours Co.	55,778	713,401
Codexis, Inc.#†	32,365	55,992
Ecovyst, Inc.†	42,699	392,831
H.B. Fuller Co.	20,570	1,198,820
Hawkins, Inc.	7,261	944,075
Ingevity Corp.†	13,366	698,106
Innospec, Inc.	9,251	691,605
Intrepid Potash, Inc.†	4,077	103,148
Koppers Holdings, Inc.	6,876	204,011
Kronos Worldwide, Inc.	8,875	44,996
Mativ Holdings, Inc.	20,576	256,994
Minerals Technologies, Inc.	11,761	689,783
Oil-Dri Corp. of America	3,740	203,568
Orion SA	21,603	109,743
Perimeter Solutions, Inc.†	52,408	1,461,135
Quaker Chemical Corp.	5,123	706,206
Rayonier Advanced Materials, Inc.†	24,153	157,719
Rogers Corp.†	6,965	583,737
Sensient Technologies Corp.	15,878	1,547,946
Stepan Co.	8,317	377,010
Trinseo PLC#	13,843	13,487
Tronox Holdings PLC	46,746	193,528
Valhi, Inc.	987	12,515
		15,299,066
Security Description	Shares or Principal Amount	Value

Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	4,306	$ 685,558
Core Natural Resources, Inc.	19,752	1,580,160
Hallador Energy Co.†	11,941	243,477
NACCO Industries, Inc., Class A	1,620	78,149
Peabody Energy Corp.	46,079	1,255,192
Ramaco Resources, Inc., Class A†	11,112	174,347
SunCoke Energy, Inc.	30,182	196,787
Warrior Met Coal, Inc.	19,649	1,538,320
		5,751,990
Commercial Services — 3.7%
Chaince Digital Holdings, Inc.#†	11,557	111,409
ABM Industries, Inc.	23,284	1,001,212
Acacia Research Corp.#†	13,907	52,012
Adtalem Global Education, Inc.†	13,476	1,247,339
AirSculpt Technologies, Inc.†	5,193	18,331
Alarm.com Holdings, Inc.†	17,814	925,615
Alight, Inc., Class A	165,740	382,859
Alta Equipment Group, Inc.	8,264	40,328
American Public Education, Inc.†	6,286	218,847
AMN Healthcare Services, Inc.†	13,728	228,571
Arlo Technologies, Inc.†	37,428	542,706
Barrett Business Services, Inc.	9,625	337,741
BrightView Holdings, Inc.†	23,796	300,305
Brink's Co.	15,786	1,773,241
Cadiz, Inc.#†	18,690	104,103
Carriage Services, Inc.	5,552	240,402
Cass Information Systems, Inc.	4,044	169,848
CBIZ, Inc.#†	18,560	903,872
Cimpress PLC†	5,575	383,839
CompoSecure, Inc., Class A†	17,197	341,704
CoreCivic, Inc.†	39,993	721,874
Coursera, Inc.†	51,877	412,422
CPI Card Group, Inc.†	2,403	32,465
CRA International, Inc.	2,510	442,613
Cross Country Healthcare, Inc.†	11,959	122,699
Custom Truck One Source, Inc.†	22,836	145,922
Deluxe Corp.	16,302	331,257
Distribution Solutions Group, Inc.#†	3,986	110,651
Driven Brands Holdings, Inc.#†	22,235	324,853
Emerald Holding, Inc.#	5,660	20,716
Ennis, Inc.	8,716	152,007
European Wax Center, Inc., Class A†	11,876	45,960
EVERTEC, Inc.	23,852	689,323
First Advantage Corp.†	30,698	426,088
Flywire Corp.†	43,912	614,329
Forrester Research, Inc.†	4,011	28,839
Franklin Covey Co.#†	4,327	68,020
GEO Group, Inc.†	50,646	798,181
Graham Holdings Co., Class B	1,211	1,339,971
Green Dot Corp., Class A†	20,861	262,223
Hackett Group, Inc.	9,274	171,291
Healthcare Services Group, Inc.†	28,142	528,507
Heidrick & Struggles International, Inc.	7,665	451,239
Herc Holdings, Inc.	12,373	1,661,323
Hertz Global Holdings, Inc.#†	42,260	221,442
HireQuest, Inc.	2,251	19,561
Huron Consulting Group, Inc.†	6,383	1,050,706
ICF International, Inc.	6,923	540,271
Information Services Group, Inc.	12,992	69,897
Insperity, Inc.	13,622	481,810
John Wiley & Sons, Inc., Class A	15,472	562,562
Kelly Services, Inc., Class A	11,534	99,654

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Kforce, Inc.	6,719	$ 197,539
KinderCare Learning Cos., Inc.†	12,823	51,036
Korn Ferry	19,440	1,278,569
Laureate Education, Inc.†	48,518	1,499,206
Legalzoom.com, Inc.†	42,838	399,679
Lifecore Biomedical, Inc.†	11,221	88,646
Lincoln Educational Services Corp.#†	11,082	228,068
MarketWise, Inc.#	886	14,406
Marqeta, Inc., Class A#†	142,335	681,785
Matthews International Corp., Class A	11,727	287,781
Medifast, Inc.#†	3,803	41,719
Mister Car Wash, Inc.†	38,746	206,904
Monro, Inc.	11,467	214,548
National Research Corp.	4,995	84,865
NPK International, Inc.†	29,818	367,060
Payoneer Global, Inc.†	104,963	606,686
Paysafe, Ltd.#†	12,464	95,848
Perdoceo Education Corp.	22,802	637,544
Priority Technology Holdings, Inc.#†	10,151	59,383
PROG Holdings, Inc.	14,961	430,578
Progyny, Inc.†	28,007	738,545
Quad/Graphics, Inc.	11,294	64,828
RCM Technologies, Inc.†	1,997	39,101
Remitly Global, Inc.†	61,180	828,683
Repay Holdings Corp.#†	29,634	98,385
Resources Connection, Inc.	11,991	57,976
Sezzle, Inc.†	5,660	349,505
SoundThinking, Inc.†	3,884	24,158
Spire Global, Inc.†	11,159	91,392
StoneCo., Ltd., Class A†	94,454	1,591,550
Strategic Education, Inc.	8,704	679,086
Stride, Inc.†	16,247	1,032,172
Target Hospitality Corp.†	12,571	98,054
TIC Solutions, Inc.#†	63,023	612,584
Transcat, Inc.†	3,239	183,133
TriNet Group, Inc.	11,012	645,303
TrueBlue, Inc.†	10,809	52,964
Udemy, Inc.†	38,155	193,827
Universal Technical Institute, Inc.†	17,323	398,775
Upbound Group, Inc.	19,978	358,006
USCB Financial Holdings, Inc.	3,912	69,594
Verra Mobility Corp.†	60,155	1,312,582
Vestis Corp.#	45,218	293,013
Willdan Group, Inc.†	5,333	538,100
		40,096,126
Computers — 1.9%
3D Systems Corp.†	51,572	107,270
ASGN, Inc.†	15,851	713,454
Cantaloupe, Inc.†	20,695	220,816
Conduent, Inc.†	56,716	110,029
Corsair Gaming, Inc.†	17,898	116,695
Cricut, Inc., Class A	18,722	88,742
CSP, Inc.#	2,822	32,340
Diebold Nixdorf, Inc.†	9,495	612,617
D-Wave Quantum, Inc.#†	115,914	2,627,770
Grid Dynamics Holdings, Inc.†	23,674	207,384
Insight Enterprises, Inc.†	10,822	936,861
Integral Ad Science Holding Corp.†	29,799	306,334
Maximus, Inc.	21,240	1,828,552
Mitek Systems, Inc.†	17,599	155,927
NCR Atleos Corp.†	27,499	1,019,388
Security Description	Shares or Principal Amount	Value

Computers (continued)
NCR Voyix Corp.#†	52,613	$ 531,917
NetScout Systems, Inc.†	25,640	689,203
NextNav, Inc.#†	34,115	484,774
OneSpan, Inc.	14,009	170,910
PAR Technology Corp.#†	15,346	529,591
Pitney Bowes, Inc.	43,608	429,975
Qualys, Inc.†	13,712	1,931,335
Rapid7, Inc.†	24,768	388,362
Rigetti Computing, Inc.†	119,886	3,065,485
Rimini Street, Inc.†	19,844	75,606
Telos Corp.†	20,730	119,819
Tenable Holdings, Inc.†	45,858	1,216,154
TTEC Holdings, Inc.#†	8,084	27,162
Unisys Corp.†	27,133	72,717
V2X, Inc.†	6,632	363,765
Varonis Systems, Inc.†	41,998	1,388,874
Vuzix Corp.#†	26,115	70,249
		20,640,077
Cosmetics/Personal Care — 0.2%
Beauty Health Co.#†	46,494	68,811
Edgewell Personal Care Co.	16,971	303,102
Honest Co., Inc.#†	35,770	96,221
Interparfums, Inc.	6,821	554,343
Olaplex Holdings, Inc.†	54,467	62,092
Prestige Consumer Healthcare, Inc.†	18,687	1,112,811
Solesence, Inc.†	7,648	17,514
Waldencast PLC, Class A†	17,220	43,395
		2,258,289
Distribution/Wholesale — 0.7%
Gold.com, Inc.	7,247	208,062
EVI Industries, Inc.	2,062	42,147
G-III Apparel Group, Ltd.†	14,696	428,388
Global Industrial Co.	5,618	160,900
Hudson Technologies, Inc.†	14,815	100,742
OPENLANE, Inc.†	39,988	1,017,295
Resideo Technologies, Inc.†	51,757	1,707,463
Rush Enterprises, Inc., Class A	23,015	1,198,161
Rush Enterprises, Inc., Class B	3,176	169,503
ScanSource, Inc.†	8,052	331,098
ThredUp, Inc., Class A†	35,804	269,246
Titan Machinery, Inc.†	8,074	149,531
VSE Corp.	8,547	1,540,084
		7,322,620
Diversified Financial Services — 2.7%
Acadian Asset Management, Inc.	10,297	461,718
AlTi Global, Inc.#†	17,306	69,916
Artisan Partners Asset Management, Inc., Class A	23,718	983,823
Atlanticus Holdings Corp.†	2,002	118,018
Bakkt Holdings, Inc.†	2,085	32,881
Better Home & Finance Holding Co.#†	1,997	96,695
BGC Group, Inc., Class A	137,357	1,195,006
Bread Financial Holdings, Inc.	6,237	422,432
Brookfield Business Corp., Class A#	8,727	304,223
Burford Capital, Ltd.#	75,069	718,410
Cohen & Steers, Inc.	10,327	653,183
Columbia Financial, Inc.†	9,475	149,989
Consumer Portfolio Services, Inc.†	3,786	31,310
Dave, Inc.†	3,435	749,723
Diamond Hill Investment Group, Inc.	967	114,106
Enact Holdings, Inc.	11,176	432,623
Encore Capital Group, Inc.†	8,670	449,886

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Enova International, Inc.†	9,082	$ 1,190,559
Federal Agricultural Mtg. Corp., Class C	3,496	600,473
Finance Of America Cos, Inc., Class A#†	1,805	43,248
First Western Financial, Inc.†	3,029	73,756
Forge Global Holdings, Inc.†	3,919	173,847
GBank Financial Holdings, Inc.†	3,422	115,869
GCM Grosvenor, Inc., Class A#	17,150	188,307
International Money Express, Inc.†	10,696	163,007
Jefferson Capital, Inc.	4,456	93,442
LendingClub Corp.†	41,690	754,589
LendingTree, Inc.†	4,282	244,203
loanDepot, Inc., Class A#†	33,200	93,956
Marex Group PLC	20,017	696,391
Medallion Financial Corp.	6,614	65,743
Moelis & Co., Class A	18,951	1,216,086
Navient Corp.	26,150	324,260
Nelnet, Inc., Class A	4,949	639,609
NerdWallet, Inc., Class A†	15,844	237,818
Onity Group, Inc.#†	2,460	109,593
Oportun Financial Corp.†	13,614	70,384
OppFi, Inc.	9,863	97,644
Pagseguro Digital, Ltd., Class A	66,834	700,420
Paysign, Inc.†	12,020	62,624
PennyMac Financial Services, Inc.	11,023	1,483,365
Perella Weinberg Partners#	23,390	427,101
Piper Sandler Cos.	6,583	2,211,230
PJT Partners, Inc., Class A	8,647	1,452,783
PRA Group, Inc.†	14,082	228,128
Radian Group, Inc.	50,838	1,807,291
Regional Management Corp.	3,502	133,216
Resolute Holdings Management, Inc.†	1,596	283,514
Security National Financial Corp., Class A†	6,286	54,311
Siebert Financial Corp.†	5,751	18,461
Silvercrest Asset Management Group, Inc., Class A	3,259	44,974
StepStone Group, Inc., Class A	26,098	1,648,350
StoneX Group, Inc.†	17,317	1,569,093
SWK Holdings Corp.#	1,236	20,987
Upstart Holdings, Inc.#†	31,897	1,434,089
Velocity Financial, Inc.†	3,405	65,819
Victory Capital Holdings, Inc., Class A	16,644	1,046,741
Virtus Investment Partners, Inc.	2,546	406,316
Vroom, Inc.†	435	8,987
Westwood Holdings Group, Inc.	3,029	51,311
WisdomTree, Inc.#	45,163	498,600
World Acceptance Corp.†	1,001	154,815
		29,989,252
Electric — 1.9%
ALLETE, Inc.	22,059	1,491,630
Ameresco, Inc., Class A†	11,924	413,882
Avista Corp.	30,343	1,255,593
Black Hills Corp.	27,252	2,010,925
Genie Energy, Ltd., Class B	8,172	118,331
Hawaiian Electric Industries, Inc.#†	64,268	755,792
MGE Energy, Inc.	13,911	1,152,109
Northwestern Energy Group, Inc.	23,284	1,608,691
Oklo, Inc.†	40,968	3,743,656
Ormat Technologies, Inc.	23,024	2,599,640
Otter Tail Corp.	14,511	1,192,804
Portland General Electric Co.	41,405	2,104,202
Security Description	Shares or Principal Amount	Value

Electric (continued)
TXNM Energy, Inc.	36,657	$ 2,142,602
Unitil Corp.	5,963	299,521
		20,889,378
Electrical Components & Equipment — 0.9%
American Superconductor Corp.†	16,765	521,224
AZZ, Inc.	11,158	1,176,276
Belden, Inc.	14,933	1,693,402
Energizer Holdings, Inc.#	25,012	455,969
EnerSys	14,418	2,063,360
Graham Corp.†	3,886	223,445
Insteel Industries, Inc.	7,146	218,525
nLight, Inc.†	17,921	631,357
Novanta, Inc.†	13,556	1,540,775
Powell Industries, Inc.	3,600	1,163,592
		9,687,925
Electronics — 2.7%
Advanced Energy Industries, Inc.	14,213	3,001,643
Allient, Inc.	5,608	302,047
Applied Optoelectronics, Inc.#†	20,754	555,792
Atkore, Inc.	12,562	841,026
Atmus Filtration Technologies, Inc.	31,449	1,591,634
Badger Meter, Inc.	11,221	2,003,397
Bel Fuse, Inc., Class A	504	66,296
Bel Fuse, Inc., Class B#	3,891	599,331
Benchmark Electronics, Inc.	13,407	602,377
CTS Corp.	11,107	470,159
Enovix Corp.#†	61,478	478,914
ESCO Technologies, Inc.	9,747	2,075,234
Evolv Technologies Holdings, Inc.†	43,034	274,987
Itron, Inc.†	17,018	1,685,463
Kimball Electronics, Inc.†	9,366	270,677
Knowles Corp.†	31,840	715,763
Kopin Corp.#†	55,976	136,581
KULR Technology Group, Inc.#†	13,409	43,445
Mesa Laboratories, Inc.	1,976	158,475
MicroVision, Inc.†	89,724	84,511
Mirion Technologies, Inc.#†	88,428	2,300,897
M-Tron Industries, Inc.†	998	51,567
Napco Security Technologies, Inc.	13,104	529,402
Neonode, Inc.†	3,818	8,514
NVE Corp.	1,676	107,163
OSI Systems, Inc.#†	6,046	1,637,559
Plexus Corp.†	10,092	1,442,651
Sanmina Corp.†	19,703	3,076,919
SKYX Platforms Corp.†	24,896	53,526
Standard BioTools, Inc.†	113,627	170,441
TTM Technologies, Inc.†	37,955	2,663,682
Turtle Beach Corp.#†	6,084	84,446
Vicor Corp.†	8,532	762,334
Vishay Intertechnology, Inc.	44,574	609,327
		29,456,180
Energy-Alternate Sources — 1.1%
Nextpower, Inc., Class A†	54,778	5,018,760
SunPower, Inc.#†	24,517	42,414
Array Technologies, Inc.#†	57,428	431,284
ASP Isotopes, Inc.#†	29,390	182,806
Eos Energy Enterprises, Inc.#†	109,505	1,648,050
Fluence Energy, Inc.#†	28,677	563,216
FutureFuel Corp.	7,527	24,839
Gevo, Inc.†	88,455	189,294
Green Plains, Inc.†	23,193	239,584

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Montauk Renewables, Inc.†	27,358	$ 44,594
OPAL Fuels, Inc., Class A#†	8,596	20,716
Plug Power, Inc.†	400,896	805,801
REX American Resources Corp.†	11,001	362,923
Shoals Technologies Group, Inc., Class A†	63,086	529,292
Sunrun, Inc.†	79,364	1,607,121
T1 Energy, Inc.†	38,990	160,639
		11,871,333
Engineering & Construction — 2.7%
908 Devices, Inc.#†	11,133	70,694
Arcosa, Inc.	18,200	1,939,028
Argan, Inc.	4,978	1,967,306
Bowman Consulting Group, Ltd.†	5,426	196,313
Centuri Holdings, Inc.†	26,975	606,668
Concrete Pumping Holdings, Inc.	9,129	57,421
Construction Partners, Inc., Class A†	17,652	1,924,068
Dycom Industries, Inc.†	10,528	3,806,188
Energy Services of America Corp.#	4,805	43,005
Exponent, Inc.	19,186	1,387,148
Fluor Corp.†	61,507	2,640,495
Frontdoor, Inc.†	28,178	1,519,639
Granite Construction, Inc.	16,406	1,764,137
Great Lakes Dredge & Dock Corp.†	26,007	332,109
IES Holdings, Inc.#†	3,393	1,420,208
Latham Group, Inc.†	16,958	121,250
Limbach Holdings, Inc.#†	4,102	290,216
Mistras Group, Inc.†	6,693	80,249
MYR Group, Inc.†	5,858	1,314,067
Orion Group Holdings, Inc.†	14,485	144,850
Primoris Services Corp.	20,276	2,566,131
Southland Holdings, Inc.†	4,325	13,753
Sterling Infrastructure, Inc.†	11,244	3,871,422
TSS, Inc.#†	7,018	67,583
Tutor Perini Corp.†	16,743	1,147,733
Uniti Group, Inc.†	52,900	336,973
		29,628,654
Entertainment — 0.9%
Accel Entertainment, Inc.†	21,197	217,057
AMC Entertainment Holdings, Inc., Class A†	168,675	413,254
Atlanta Braves Holdings, Inc., Class A#†	2,075	90,408
Atlanta Braves Holdings, Inc., Class C†	16,947	674,491
Bally's Corp.#†	2,983	52,053
Brightstar Lottery PLC	41,038	641,834
Cinemark Holdings, Inc.#	39,164	1,072,310
Golden Entertainment, Inc.	7,592	227,912
IMAX Corp.#†	16,673	618,568
Inspired Entertainment, Inc.#†	9,325	76,652
Lionsgate Studios Corp.†	74,245	553,868
Madison Square Garden Entertainment Corp.†	14,537	719,145
Marriott Vacations Worldwide Corp.	10,388	567,185
Monarch Casino & Resort, Inc.	4,788	462,425
Pursuit Attractions & Hospitality, Inc.†	8,292	284,664
RCI Hospitality Holdings, Inc.#	3,345	81,484
Red Rock Resorts, Inc., Class A	18,373	1,076,107
Reservoir Media, Inc.#†	8,277	63,071
Rush Street Interactive, Inc.†	33,587	619,344
Six Flags Entertainment Corp.#†	35,688	541,744
Starz Entertainment Corp.#†	5,022	55,091
Super Group SGHC, Ltd.	58,637	635,039
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
United Parks & Resorts, Inc.#†	10,542	$ 380,461
Webtoon Entertainment, Inc.#†	7,300	101,543
		10,225,710
Environmental Control — 0.4%
Arq, Inc.#†	12,507	46,526
Casella Waste Systems, Inc., Class A†	23,587	2,273,551
CECO Environmental Corp.†	10,910	568,956
Energy Recovery, Inc.†	20,336	293,855
Enviri Corp.†	28,423	521,278
Montrose Environmental Group, Inc.†	12,061	309,365
Perma-Fix Environmental Services, Inc.#†	7,035	86,319
Pure Cycle Corp.†	8,052	91,632
PureCycle Technologies, Inc.#†	49,132	432,362
		4,623,844
Food — 0.9%
Marzetti Company	7,529	1,256,891
B&G Foods, Inc.#	31,027	143,034
Beyond Meat, Inc.#†	29,948	29,403
Calavo Growers, Inc.	6,457	132,304
Cal-Maine Foods, Inc.	17,381	1,448,185
Chefs' Warehouse, Inc.†	13,684	839,103
Grocery Outlet Holding Corp.#†	35,542	395,582
Hain Celestial Group, Inc.†	30,290	33,319
HF Foods Group, Inc.†	14,789	37,120
Ingles Markets, Inc., Class A	5,616	431,983
J&J Snack Foods Corp.	5,826	538,031
John B. Sanfilippo & Son, Inc.	2,998	217,745
Lifeway Foods, Inc.†	2,089	51,776
Mama's Creations, Inc.#†	12,529	141,828
Mission Produce, Inc.†	16,368	196,743
Nathan's Famous, Inc.	1,074	99,087
Natural Grocers by Vitamin Cottage, Inc.	4,932	136,863
Seneca Foods Corp., Class A†	1,768	213,840
Simply Good Foods Co.†	34,333	675,673
SunOpta, Inc.†	37,251	140,064
Tootsie Roll Industries, Inc.#	6,619	253,905
TreeHouse Foods, Inc.†	18,830	449,849
United Natural Foods, Inc.†	22,048	822,611
Utz Brands, Inc.	27,766	269,053
Village Super Market, Inc., Class A	3,428	118,472
Weis Markets, Inc.	6,238	405,283
		9,477,747
Forest Products & Paper — 0.1%
Magnera Corp.†	12,751	180,554
Sylvamo Corp.	12,867	609,510
		790,064
Gas — 1.1%
Brookfield Infrastructure Corp., Class A#	45,271	2,066,621
Chesapeake Utilities Corp.	8,608	1,197,028
New Jersey Resources Corp.	37,901	1,822,280
Northwest Natural Holding Co.	14,811	732,700
ONE Gas, Inc.	22,470	1,881,638
RGC Resources, Inc.	3,367	75,960
Southwest Gas Holdings, Inc.	24,317	2,019,527
Spire, Inc.	21,985	1,949,190
		11,744,944
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.#	10,914	465,809
Enerpac Tool Group Corp.	20,108	761,490

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Franklin Electric Co., Inc.	14,986	$ 1,425,918
Kennametal, Inc.	27,854	770,999
Luxfer Holdings PLC	10,238	127,975
		3,552,191
Healthcare-Products — 3.7%
10X Genomics, Inc., Class A#†	39,244	738,180
Accuray, Inc.#†	27,911	30,144
Adaptive Biotechnologies Corp.†	55,097	1,083,207
Alphatec Holdings, Inc.†	43,603	983,248
AngioDynamics, Inc.†	13,732	170,277
Anteris Technologies Global Corp.#†	13,030	53,423
Artivion, Inc.†	14,297	667,098
AtriCure, Inc.†	17,585	635,170
Avanos Medical, Inc.†	17,329	203,442
Avita Medical, Inc.†	4,675	17,298
Axogen, Inc.†	16,980	486,477
Azenta, Inc.†	15,392	547,340
Beta Bionics, Inc.†	13,734	430,424
BioLife Solutions, Inc.†	14,018	371,477
Bioventus, Inc., Class A#†	17,337	131,588
Butterfly Network, Inc.#†	71,144	220,546
CapsoVision, Inc.†	287	1,604
CareDx, Inc.†	20,034	358,008
Castle Biosciences, Inc.†	11,003	439,570
Ceribell, Inc.†	9,462	160,570
Cerus Corp.†	75,101	132,178
ClearPoint Neuro, Inc.#†	10,059	145,453
CONMED Corp.	11,660	506,277
CVRx, Inc.#†	4,946	48,520
Delcath Systems, Inc.#†	11,215	108,786
Electromed, Inc.†	1,925	51,532
Embecta Corp.	22,492	286,885
Enovis Corp.†	20,766	628,587
Glaukos Corp.†	20,798	2,210,619
GRAIL, Inc.†	11,720	1,293,771
Guardant Health, Inc.†	44,834	4,860,902
Haemonetics Corp.†	18,167	1,477,885
ICU Medical, Inc.†	9,097	1,350,359
Inogen, Inc.†	8,576	60,718
Integer Holdings Corp.†	12,780	922,460
Integra LifeSciences Holdings Corp.†	24,955	327,410
iRadimed Corp.	2,832	263,999
iRhythm Technologies, Inc.†	11,985	2,253,300
Kestra Medical Technologies, Ltd.#†	4,675	126,132
KORU Medical Systems, Inc.†	11,930	70,626
Lantheus Holdings, Inc.†	25,676	1,511,546
LeMaitre Vascular, Inc.	7,629	632,826
Lensar, Inc.#†	2,088	21,256
LivaNova PLC†	20,140	1,285,133
Lucid Diagnostics, Inc.#†	8,091	8,576
MaxCyte, Inc.†	40,429	71,155
Merit Medical Systems, Inc.†	21,848	1,891,818
MiMedx Group, Inc.†	43,716	300,766
Myomo, Inc.#†	13,237	11,781
Neogen Corp.†	82,464	493,135
NeuroPace, Inc.†	7,587	124,123
Novocure, Ltd.†	37,721	483,206
OmniAb, Inc.†	38,572	69,815
Omnicell, Inc.†	16,916	617,603
OraSure Technologies, Inc.†	30,575	72,769
Orthofix Medical, Inc.†	14,823	238,502
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
OrthoPediatrics Corp.#†	6,393	$ 118,207
Outset Medical, Inc.†	5,655	25,787
Pacific Biosciences of California, Inc.†	107,956	250,458
PROCEPT BioRobotics Corp.#†	19,576	620,168
Pulmonx Corp.†	14,206	23,014
Pulse Biosciences, Inc.#†	6,760	92,544
Quanterix Corp.#†	14,273	103,622
Quantum-Si, Inc.†	53,165	74,963
QuidelOrtho Corp.†	24,954	682,492
RxSight, Inc.†	12,729	145,365
Sanara Medtech, Inc.†	1,121	23,451
SANUWAVE Health, Inc.†	2,852	96,740
Semler Scientific, Inc.†	4,613	100,194
Shoulder Innovations, Inc.†	1,826	28,193
SI-BONE, Inc.†	14,316	278,589
STAAR Surgical Co.†	18,578	493,060
Stereotaxis, Inc.†	23,285	57,281
Tactile Systems Technology, Inc.†	7,972	204,960
Tandem Diabetes Care, Inc.#†	24,528	515,333
TransMedics Group, Inc.#†	12,583	1,841,019
Treace Medical Concepts, Inc.#†	18,826	56,102
Twist Bioscience Corp.†	22,281	713,215
UFP Technologies, Inc.†	2,818	638,812
Utah Medical Products, Inc.	1,084	61,083
Varex Imaging Corp.†	13,900	160,823
		40,094,975
Healthcare-Services — 2.5%
Strata Critical Medical, Inc. †	26,074	113,161
Addus HomeCare Corp.†	6,802	817,600
agilon health, Inc.†	120,781	78,641
Ardent Health, Inc.#†	7,976	70,029
Astrana Health, Inc.#†	15,780	363,571
Aveanna Healthcare Holdings, Inc.†	18,444	172,267
BrightSpring Health Services, Inc.†	40,386	1,460,358
Brookdale Senior Living, Inc.†	84,574	941,309
Clover Health Investments Corp.#†	153,340	381,817
Community Health Systems, Inc.#†	49,991	172,969
Concentra Group Holdings Parent, Inc.	43,561	895,614
CorVel Corp.†	10,836	792,979
DocGo, Inc.†	37,043	38,154
Enhabit, Inc.†	18,746	167,589
Ensign Group, Inc.	21,094	3,913,781
Fortrea Holdings, Inc.†	34,957	444,303
Fulgent Genetics, Inc.†	7,979	236,019
GeneDx Holdings Corp.†	6,966	1,162,974
Ginkgo Bioworks Holdings, Inc.#†	14,907	138,337
HealthEquity, Inc.†	32,167	3,383,325
Innovage Holding Corp.†	8,226	43,433
Joint Corp.#†	5,050	42,521
LifeStance Health Group, Inc.†	49,000	318,500
Nano-X Imaging, Ltd.†	22,486	100,737
National HealthCare Corp.	4,755	648,059
Neuronetics, Inc.#†	6,955	10,363
Oncology Institute, Inc.†	24,000	75,360
OPKO Health, Inc.#†	139,587	189,838
Option Care Health, Inc.†	62,107	1,931,528
Oscar Health, Inc., Class A†	71,698	1,288,413
PACS Group, Inc.†	16,322	545,318
Pediatrix Medical Group, Inc. †	31,231	752,355
Pennant Group, Inc.†	12,543	347,441
Personalis, Inc.†	18,111	194,331
Privia Health Group, Inc.†	43,253	1,054,076

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
RadNet, Inc.†	25,736	$ 2,130,683
SBC Medical Group Holdings, Inc.†	2,381	8,500
Select Medical Holdings Corp.	41,841	648,117
Sonida Senior Living, Inc.#†	2,233	72,349
Surgery Partners, Inc.#†	29,121	497,095
Teladoc Health, Inc.#†	67,783	514,473
U.S. Physical Therapy, Inc.	5,841	431,358
Viemed Healthcare, Inc.†	12,590	86,997
		27,676,642
Home Builders — 1.7%
Beazer Homes USA, Inc.†	10,635	243,223
Cavco Industries, Inc.†	2,855	1,700,581
Century Communities, Inc.	10,005	653,227
Champion Homes, Inc.†	21,463	1,842,384
Dream Finders Homes, Inc., Class A#†	11,613	229,589
Forestar Group, Inc.†	7,400	188,848
Green Brick Partners, Inc.†	11,706	794,603
Hovnanian Enterprises, Inc., Class A†	1,718	226,054
Installed Building Products, Inc.#	8,821	2,364,204
KB Home	25,137	1,617,063
LCI Industries	9,191	1,044,741
LGI Homes, Inc.†	8,062	419,385
M/I Homes, Inc.†	9,841	1,354,023
Meritage Homes Corp.	26,674	1,949,336
Taylor Morrison Home Corp.†	36,589	2,293,764
Tri Pointe Homes, Inc.†	32,455	1,107,365
Winnebago Industries, Inc.	10,199	369,102
		18,397,492
Home Furnishings — 0.2%
Arhaus, Inc.†	19,824	204,980
Daktronics, Inc.†	14,815	280,448
Ethan Allen Interiors, Inc.	8,668	204,912
Flexsteel Industries, Inc.	1,502	59,374
Hamilton Beach Brands Holding Co., Class A	2,925	46,654
Leggett & Platt, Inc.	51,638	529,806
Lovesac Co.#†	5,127	73,572
MillerKnoll, Inc.	26,270	415,854
Sleep Number Corp.#†	8,496	43,330
Sonos, Inc.†	43,072	799,416
Traeger, Inc.†	12,881	11,735
Xperi, Inc.†	18,161	105,152
		2,775,233
Household Products/Wares — 0.2%
ACCO Brands Corp.	32,880	113,106
Acme United Corp.	1,351	49,987
Helen of Troy, Ltd.†	9,058	171,649
Quanex Building Products Corp.	17,114	221,797
Spectrum Brands Holdings, Inc.	9,148	542,934
WD-40 Co.	5,147	1,007,783
		2,107,256
Housewares — 0.1%
Central Garden & Pet Co.#†	3,173	108,390
Central Garden & Pet Co., Class A†	19,168	593,058
		701,448
Insurance — 2.1%
Octave Specialty Group, Inc.†	15,600	140,244
Abacus Global Management, Inc.#	15,482	102,646
American Coastal Insurance Corp.	9,331	111,505
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American Integrity Insurance Group, Inc.†	3,072	$ 64,942
AMERISAFE, Inc.	6,969	284,335
Aspen Insurance Holdings, Ltd., Class A Class A#†	5,921	219,373
Baldwin Insurance Group, Inc.#†	26,356	751,410
Bowhead Specialty Holdings, Inc.†	6,123	170,526
Citizens, Inc.†	18,387	109,586
CNO Financial Group, Inc.	36,381	1,489,074
Crawford & Co., Class A	6,454	72,156
Donegal Group, Inc., Class A	6,038	121,545
eHealth, Inc.†	11,702	47,744
Employers Holdings, Inc.	9,155	364,827
Essent Group, Ltd.	36,727	2,304,986
F&G Annuities & Life, Inc.	7,711	249,142
Fidelis Insurance Holdings, Ltd.	21,739	413,911
Genworth Financial, Inc.,†	152,692	1,325,367
GoHealth, Inc., Class A#†	1,988	5,964
Goosehead Insurance, Inc., Class A	9,194	657,831
Greenlight Capital Re, Ltd., Class A†	9,976	131,783
Hamilton Insurance Group, Ltd., Class B†	17,613	480,483
HCI Group, Inc.	3,845	683,449
Heritage Insurance Holdings, Inc.†	8,633	250,789
Hippo Holdings, Inc.†	6,892	225,920
Horace Mann Educators Corp.	14,951	684,457
Investors Title Co.#	553	154,237
James River Group Holdings, Inc.	14,159	83,396
Kestrel Group, Ltd.†	701	10,438
Kingstone Cos, Inc.	4,494	68,399
Kingsway Financial Services, Inc.#†	6,620	86,060
Lemonade, Inc.#†	20,941	1,635,911
MBIA, Inc.#†	16,922	127,761
Mercury General Corp.	9,961	927,568
NI Holdings, Inc.†	2,784	37,807
NMI Holdings, Inc.†	29,395	1,121,419
Palomar Holdings, Inc.†	9,807	1,218,127
ProAssurance Corp.†	19,762	475,869
Root, Inc., Class A#†	4,089	330,759
Safety Insurance Group, Inc.	5,694	432,858
Selective Insurance Group, Inc.	22,993	1,806,330
Selectquote, Inc.†	55,887	81,036
Skyward Specialty Insurance Group, Inc.†	13,715	671,486
Slide Insurance Holdings, Inc.†	10,258	173,258
Stewart Information Services Corp.	10,257	785,994
Tiptree, Inc.	9,091	170,729
Trupanion, Inc.†	13,955	492,472
United Fire Group, Inc.	7,619	278,474
Universal Insurance Holdings, Inc.	9,400	311,422
		22,945,805
Internet — 1.5%
Bed Bath & Beyond, Inc. #†	21,431	129,015
1-800-Flowers.com, Inc., Class A#†	8,909	30,380
Angi, Inc.†	15,606	178,221
Arena Group Holdings, Inc.#†	1,455	6,111
AudioEye, Inc.#†	2,715	33,557
Backblaze, Inc., Class A†	20,417	96,777
BARK, Inc.†	19,764	14,129
Bumble, Inc., Class A#†	28,116	99,812
Cargurus, Inc.†	30,979	1,092,939
Cars.com, Inc.#†	20,905	242,498
Cogent Communications Holdings, Inc.#	16,738	319,361
Crexendo, Inc.†	5,881	41,049
Entravision Communications Corp., Class A	25,298	70,328

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
ePlus, Inc.	9,685	$ 867,776
Eventbrite, Inc., Class A†	30,649	76,316
EverQuote, Inc., Class A†	10,732	283,217
Figs, Inc., Class A†	34,239	335,200
fuboTV, Inc.†	129,124	392,537
Gaia, Inc.†	6,928	26,673
Gambling.com Group, Ltd.#†	5,446	30,879
Getty Images Holdings, Inc.†	44,774	68,952
Grindr, Inc.#†	12,335	158,258
Groupon, Inc.#†	8,923	150,888
HealthStream, Inc.	8,771	220,591
Hims & Hers Health, Inc.#†	71,559	2,845,186
Lands' End, Inc.#†	4,840	76,424
LifeMD, Inc.#†	14,010	53,658
Liquidity Services, Inc.†	9,040	271,562
Magnite, Inc.†	52,152	766,113
MediaAlpha, Inc., Class A†	12,520	159,755
Nerdy, Inc.#†	23,511	31,505
Newsmax, Inc.#†	3,089	25,639
Nextdoor Holdings, Inc.†	81,120	141,960
Open Lending Corp.†	41,686	79,620
OptimizeRx Corp.#†	5,838	89,146
Q2 Holdings, Inc.†	23,401	1,687,914
QuinStreet, Inc.†	21,468	299,693
RealReal, Inc.†	36,786	532,661
Revolve Group, Inc.†	15,751	380,702
Rumble, Inc.#†	40,934	277,123
Serve Robotics, Inc.#†	18,192	186,650
Shutterstock, Inc.	9,193	191,398
Sprinklr, Inc., Class A†	43,547	314,845
Stitch Fix, Inc., Class A†	40,776	173,298
Travelzoo#†	2,583	18,365
Triller Group, Inc.†	41,901	17,012
TripAdvisor, Inc.†	42,814	636,644
TrueCar, Inc.†	32,014	68,190
Tucows, Inc., Class A#†	2,740	59,376
Upwork, Inc.#†	45,901	906,086
Vivid Seats, Inc.†	1,409	10,863
Yelp, Inc.†	23,035	665,942
Ziff Davis, Inc.#†	15,981	524,496
ZipRecruiter, Inc., Class A†	25,898	123,015
		16,580,305
Investment Companies — 1.4%
Bit Digital, Inc.#†	122,058	290,498
Bitdeer Technologies Group†	33,789	453,110
Cannae Holdings, Inc.#	22,199	357,404
Cipher Mining, Inc.†	99,936	2,033,698
Cleanspark, Inc.#†	104,975	1,585,123
Compass Diversified Holdings	25,731	189,380
Core Scientific, Inc.†	107,636	1,817,972
FTAI Infrastructure, Inc.#	38,084	163,000
HA Sustainable Infrastructure Capital, Inc.	45,258	1,555,065
Hut 8 Corp.†	35,682	1,605,690
MARA Holdings, Inc.#†	140,119	1,654,805
Riot Platforms, Inc.†	131,671	2,123,853
Terawulf, Inc.#†	106,959	1,658,934
		15,488,532
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.2%
Commercial Metals Co.	42,753	$ 2,726,786
Friedman Industries, Inc.	2,704	54,864
		2,781,650
Leisure Time — 0.8%
Acushnet Holdings Corp.#	10,278	864,380
American Outdoor Brands, Inc.#†	4,996	35,821
Escalade, Inc.	4,112	54,525
Global Business Travel Group I#†	36,815	283,844
Johnson Outdoors, Inc., Class A	1,878	76,979
Life Time Group Holdings, Inc.†	51,067	1,425,791
Lindblad Expeditions Holdings, Inc.†	14,482	174,219
Livewire Group, Inc.#†	14,936	63,627
Malibu Boats, Inc., Class A†	6,715	190,639
Marine Products Corp.#	3,326	28,171
MasterCraft Boat Holdings, Inc.†	6,117	113,042
OneSpaWorld Holdings, Ltd.	35,027	715,251
Patrick Industries, Inc.#	12,238	1,324,397
Peloton Interactive, Inc., Class A†	141,218	958,870
Polaris, Inc.#	20,150	1,337,154
Sabre Corp.#†	140,054	225,487
Topgolf Callaway Brands Corp.†	49,092	632,305
Xponential Fitness, Inc., Class A#†	11,144	73,996
		8,578,498
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	21,608	925,470
Marcus Corp.	9,084	142,619
		1,068,089
Machinery-Construction & Mining — 1.1%
Astec Industries, Inc.	8,584	379,928
Bloom Energy Corp., Class A†	80,620	8,806,929
Hyster-Yale, Inc.	4,522	131,500
Lightbridge Corp.†	7,624	123,966
Manitowoc Co., Inc.†	13,781	155,450
NANO Nuclear Energy, Inc.#†	10,575	345,802
Net Power, Inc.†	13,807	40,040
NuScale Power Corp.†	47,880	957,600
Terex Corp.	24,356	1,125,491
		12,066,706
Machinery-Diversified — 1.7%
Aebi Schmidt Holding AG#	12,832	152,829
Alamo Group, Inc.	3,865	619,830
Albany International Corp., Class A	11,499	548,272
Cactus, Inc., Class A	25,797	1,107,207
Chart Industries, Inc.†	16,988	3,464,703
Columbus McKinnon Corp.	10,837	178,160
CSW Industrials, Inc.	6,110	1,661,126
DXP Enterprises, Inc.†	4,871	457,825
Eastman Kodak Co.†	24,320	185,805
Gencor Industries, Inc.†	4,207	56,416
Gorman-Rupp Co.	7,939	369,084
Ichor Holdings, Ltd.†	13,381	224,801
Kadant, Inc.	4,478	1,245,421
Lindsay Corp.	4,086	469,604
Mueller Water Products, Inc., Class A	58,718	1,423,324
Palladyne AI Corp.†	7,991	45,549
Power Solutions International, Inc.#†	2,540	137,363
Pro-Dex, Inc.#†	860	31,339
Richtech Robotics, Inc.†	23,905	84,863
Tennant Co.	7,038	514,689
Thermon Group Holdings, Inc.†	12,409	435,556

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Watts Water Technologies, Inc., Class A	10,356	$ 2,857,013
Zurn Elkay Water Solutions Corp.	56,674	2,703,350
		18,974,129
Media — 0.4%
Optimum Communications, Inc., Class A#†	102,669	195,071
USA TODAY Co., Inc.#†	54,541	273,250
AMC Networks, Inc., Class A†	13,134	117,155
Cable One, Inc.#	2,024	237,193
CuriosityStream, Inc.	12,996	62,511
E.W. Scripps Co., Class A†	25,562	108,127
Gray Media, Inc.#	34,127	167,905
iHeartMedia, Inc., Class A†	41,977	164,970
Liberty Latin America, Ltd., Class A†	11,218	97,372
Liberty Latin America, Ltd., Class C†	46,997	411,224
Scholastic Corp.	7,525	222,288
Sinclair, Inc.	15,034	236,936
Sphere Entertainment Co.#†	10,398	879,567
TEGNA, Inc.	60,626	1,183,419
Thryv Holdings, Inc.†	14,304	80,532
Value Line, Inc.	320	11,875
WideOpenWest, Inc.†	20,571	106,558
		4,555,953
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.†	3,235	45,840
Eastern Co.	2,337	45,571
Helios Technologies, Inc.	12,136	655,223
Hillman Solutions Corp.†	74,716	653,765
Janus International Group, Inc.†	52,627	326,814
L.B. Foster Co., Class A†	3,392	91,516
Mayville Engineering Co., Inc.#†	5,789	98,355
Metallus, Inc.†	14,283	241,526
Olympic Steel, Inc.	3,412	132,693
Omega Flex, Inc.	1,449	39,268
Park-Ohio Holdings Corp.	3,908	83,670
Proto Labs, Inc.†	9,191	467,087
Ryerson Holding Corp.#	10,581	242,622
Standex International Corp.	4,519	1,107,878
Tredegar Corp.†	10,152	79,186
Worthington Enterprises, Inc.	11,871	651,243
Worthington Steel, Inc.	11,934	402,772
Xometry, Inc., Class A#†	16,084	940,431
		6,305,460
Mining — 1.9%
American Battery Technology Co.#†	32,992	123,390
Caledonia Mining Corp. PLC	6,521	200,912
Centrus Energy Corp., Class A#†	5,890	1,527,277
Century Aluminum Co.†	19,835	594,455
Coeur Mining, Inc.†	240,476	4,153,020
Compass Minerals International, Inc.†	12,493	237,242
Constellium SE†	52,781	887,249
Contango ORE, Inc.†	3,474	84,140
Critical Metals Corp.#†	11,623	95,657
Dakota Gold Corp.†	32,395	151,285
Encore Energy Corp.#†	71,400	194,922
Energy Fuels, Inc.#†	81,250	1,170,000
Ferroglobe PLC	46,256	204,914
Hecla Mining Co.	226,195	3,804,600
Idaho Strategic Resources, Inc.†	4,705	186,741
Ivanhoe Electric, Inc.#†	32,393	463,544
Kaiser Aluminum Corp.	6,174	593,013
Security Description	Shares or Principal Amount	Value

Mining (continued)
Lifezone Metals, Ltd.†	11,299	$ 44,179
NioCorp Developments, Ltd.†	21,065	131,867
Novagold Resources, Inc.†	113,576	1,157,339
Perpetua Resources Corp.#†	28,834	742,187
SSR Mining, Inc.†	76,225	1,774,518
United States Antimony Corp.#†	34,731	212,206
United States Lime & Minerals, Inc.	4,024	489,198
Uranium Energy Corp.†	159,818	1,960,967
US Gold Corp.†	3,660	63,172
US Goldmining, Inc.†	1,110	10,956
Vox Royalty Corp.	11,906	57,030
		21,315,980
Miscellaneous Manufacturing — 1.7%
Avient Corp.	34,604	1,058,537
Byrna Technologies, Inc.#†	6,888	125,706
Core Molding Technologies, Inc.†	3,448	65,167
Enpro, Inc.	7,988	1,780,126
Fabrinet†	13,568	6,233,275
Federal Signal Corp.	22,507	2,565,798
Hillenbrand, Inc.	25,967	826,789
JBT Marel Corp.	19,695	2,767,738
LSB Industries, Inc.#†	18,977	169,465
Materion Corp.	7,899	965,179
Myers Industries, Inc.	14,398	260,028
NL Industries, Inc.	3,425	19,351
Outdoor Holding Co.#†	35,756	65,791
Park Aerospace Corp.	6,833	132,492
Sight Sciences, Inc.†	16,795	140,406
Smith & Wesson Brands, Inc.	16,592	144,516
Sturm Ruger & Co., Inc.#	6,242	188,009
Trinity Industries, Inc.	30,418	806,685
		18,315,058
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,590	475,491
Office Furnishings — 0.2%
CompX International, Inc.	626	14,079
HNI Corp.	16,927	702,809
Interface, Inc.	21,763	607,405
Steelcase, Inc., Class A	31,828	518,478
Virco Mfg. Corp.#	4,479	31,532
		1,874,303
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	46,560	129,437
Oil & Gas — 2.2%
Berry Corp.	31,332	106,215
BKV Corp.†	6,328	174,716
Borr Drilling, Ltd.	85,020	281,416
California Resources Corp.	25,534	1,220,015
CNX Resources Corp.#†	51,313	1,992,997
Comstock Resources, Inc.#†	27,004	725,327
Crescent Energy Co., Class A#	66,980	631,621
CVR Energy, Inc.†	11,633	401,687
Delek US Holdings, Inc.	22,200	858,474
Diversified Energy Co.	21,666	325,857
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.†	5,961	17,883
Epsilon Energy, Ltd.	6,027	28,990
Evolution Petroleum Corp.#	9,124	35,857
Granite Ridge Resources, Inc.#	20,117	103,603

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Gulfport Energy Corp.†	5,991	$ 1,332,938
Helmerich & Payne, Inc.	35,799	998,792
HighPeak Energy, Inc.#	7,437	49,902
Infinity Natural Resources, Inc., Class A†	5,124	67,842
Kolibri Global Energy, Inc.#†	10,561	42,455
Kosmos Energy, Ltd.#†	172,290	192,965
Magnolia Oil & Gas Corp., Class A	70,567	1,632,920
Murphy Oil Corp.	50,938	1,633,582
Nabors Industries, Ltd.#†	5,415	270,046
NextNRG, Inc.#†	7,126	8,694
Noble Corp. PLC#	47,560	1,456,287
Northern Oil & Gas, Inc.	35,506	794,979
Par Pacific Holdings, Inc.†	18,875	861,644
Patterson-UTI Energy, Inc.	130,627	758,943
PBF Energy, Inc., Class A	31,441	1,084,086
Prairie Operating Co.#†	8,783	16,424
PrimeEnergy Resources Corp.#†	185	33,968
Riley Exploration Permian, Inc.#	4,943	135,389
Sable Offshore Corp.#†	29,179	127,512
SandRidge Energy, Inc.	13,757	194,524
Seadrill, Ltd.#†	23,108	705,256
SM Energy Co.	42,738	814,159
Talos Energy, Inc.†	45,474	521,132
Transocean, Ltd.†	318,408	1,404,179
VAALCO Energy, Inc.#	39,313	140,741
Valaris, Ltd.†	24,065	1,357,507
Vital Energy, Inc.†	11,487	205,962
Vitesse Energy, Inc.#	10,683	226,052
W&T Offshore, Inc.#	40,366	71,448
		24,044,986
Oil & Gas Services — 1.1%
Archrock, Inc.	62,344	1,529,922
Atlas Energy Solutions, Inc.#	29,495	254,247
Bristow Group, Inc.†	10,974	411,635
Core Laboratories, Inc.#	18,198	274,790
DMC Global, Inc.#†	7,917	49,165
DNOW, Inc.†	68,168	951,625
Expro Group Holdings NV†	38,693	539,767
Flotek Industries, Inc.#†	5,794	82,796
Flowco Holdings, Inc., Class A	6,310	107,081
Forum Energy Technologies, Inc.†	3,846	120,764
Helix Energy Solutions Group, Inc.†	53,298	354,965
Innovex International, Inc.†	14,327	315,481
Kodiak Gas Services, Inc.	27,980	984,896
Liberty Energy, Inc.	58,668	1,043,117
Mammoth Energy Services, Inc.†	9,864	18,150
Matrix Service Co.†	10,138	118,513
National Energy Services Reunited Corp.†	23,126	322,376
Natural Gas Services Group, Inc.	4,132	127,968
Oceaneering International, Inc.†	34,958	852,975
Oil States International, Inc.†	20,290	127,827
ProFrac Holding Corp., Class A†	4,969	17,590
ProPetro Holding Corp.†	30,793	294,689
Ranger Energy Services, Inc., Class A	6,971	94,178
RPC, Inc.#	34,171	181,790
SEACOR Marine Holdings, Inc.#†	8,354	59,480
Select Water Solutions, Inc.	35,209	355,611
Solaris Energy Infrastructure, Inc.	13,699	656,045
TETRA Technologies, Inc.†	47,255	367,171
Tidewater, Inc.#†	18,433	995,751
		11,610,365
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	54,474	$ 204,277
Clearwater Paper Corp.†	6,247	113,633
Greif, Inc., Class A	9,506	623,879
Greif, Inc., Class B	1,487	105,845
Karat Packaging, Inc.	2,140	47,166
O-I Glass, Inc.†	56,594	762,887
Ranpak Holdings Corp.#†	19,096	94,334
TriMas Corp.	12,853	437,902
		2,389,923
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.†	28,601	80,941
Actuate Therapeutics, Inc.†	2,392	18,251
AdaptHealth Corp.†	36,628	353,826
Aduro Biotech Holding, Inc. CVR†(1)	6,346	1,618
Agios Pharmaceuticals, Inc.†	21,228	619,858
Akebia Therapeutics, Inc.†	95,169	150,367
Alector, Inc.†	23,824	31,686
Alkermes PLC†	60,830	1,799,351
Amneal Pharmaceuticals, Inc.†	56,288	704,726
Amphastar Pharmaceuticals, Inc.†	13,791	382,011
Amylyx Pharmaceuticals, Inc.#†	26,989	404,295
Anika Therapeutics, Inc.†	5,068	50,072
Aquestive Therapeutics, Inc.#†	32,576	201,645
Arvinas, Inc.†	24,119	303,538
aTyr Pharma, Inc.#†	33,620	26,240
Avadel Pharmaceuticals PLC†	33,418	718,153
Biote Corp., Class A†	11,859	32,079
Candel Therapeutics, Inc.#†	15,995	76,296
Catalyst Pharmaceuticals, Inc.†	43,568	1,019,927
Cidara Therapeutics, Inc.†	5,806	1,276,623
Coherus Oncology, Inc.#†	41,926	57,019
Collegium Pharmaceutical, Inc.†	11,932	556,986
CorMedix, Inc.#†	25,216	247,369
Corvus Pharmaceuticals, Inc.†	21,298	195,303
Enanta Pharmaceuticals, Inc.†	7,475	105,547
Enliven Therapeutics, Inc.#†	16,125	348,300
Eton Pharmaceuticals, Inc.†	9,717	156,930
Fennec Pharmaceuticals, Inc.#†	8,991	73,636
FitLife Brands, Inc.†	1,587	29,598
Foghorn Therapeutics, Inc.†	13,316	63,251
Fulcrum Therapeutics, Inc.†	16,519	180,718
Guardian Pharmacy Services, Inc., Class A†	7,496	219,483
Gyre Therapeutics, Inc.†	2,579	19,987
Harmony Biosciences Holdings, Inc.†	16,325	576,109
Harrow, Inc.#†	11,875	496,137
Herbalife, Ltd.†	37,678	479,641
Heron Therapeutics, Inc.#†	62,202	72,154
Indivior PLC†	45,656	1,534,042
Inhibikase Therapeutics, Inc.†	24,590	37,377
Ironwood Pharmaceuticals, Inc.#†	54,756	191,646
Journey Medical Corp.#†	4,935	39,825
KalVista Pharmaceuticals, Inc.#†	14,700	212,709
Lifevantage Corp.#	4,303	29,562
Madrigal Pharmaceuticals, Inc.†	7,009	4,184,233
MannKind Corp.†	113,176	605,492
MediWound, Ltd.#†	3,049	54,638
Mirum Pharmaceuticals, Inc.†	15,192	1,109,776
Nature's Sunshine Products, Inc.†	5,941	122,266
Neurogene, Inc.#†	4,003	84,383
Nuvectis Pharma, Inc.†	5,234	32,660
Ocular Therapeutix, Inc.†	64,179	779,775
ORIC Pharmaceuticals, Inc.†	22,265	264,508

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc.#†	30,041	$ 81,711
Pacira BioSciences, Inc.†	17,761	418,627
Phibro Animal Health Corp., Class A	7,562	316,697
Protagonist Therapeutics, Inc.†	21,934	1,974,060
Rhythm Pharmaceuticals, Inc.†	19,608	2,139,037
SELLAS Life Sciences Group, Inc.†	38,806	62,866
SIGA Technologies, Inc.	15,488	93,857
Spyre Therapeutics, Inc.†	18,702	561,060
Supernus Pharmaceuticals, Inc.†	20,154	918,821
Tonix Pharmaceuticals Holding Corp.#†	2,852	45,546
Trevi Therapeutics, Inc.†	29,987	395,528
TuHURA Biosciences, Inc.†	10,444	20,888
USANA Health Sciences, Inc.†	4,186	83,092
Vanda Pharmaceuticals, Inc.†	21,489	115,181
Vaxcyte, Inc.†	42,955	2,130,997
Voyager Therapeutics, Inc.†	19,304	78,953
Xeris Biopharma Holdings, Inc.†	59,116	424,453
		31,273,937
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	8,988	252,383
Golar LNG, Ltd.	37,667	1,391,796
Kinetik Holdings, Inc.#	16,818	583,248
New Fortress Energy, Inc.#†	66,355	80,953
NextDecade Corp.#†	51,999	317,714
Summit Midstream Corp.†	3,034	75,971
		2,702,065
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	7,015	89,511
P10, Inc., Class A#	21,241	199,241
Patria Investments, Ltd., Class A#	22,499	339,060
		627,812
Real Estate — 0.7%
American Realty Investors, Inc.†	298	4,691
Anywhere Real Estate, Inc.†	41,721	594,524
Compass, Inc., Class A†	175,427	1,827,949
Douglas Elliman, Inc.†	29,817	79,015
eXp World Holdings, Inc.#	33,780	383,403
FRP Holdings, Inc.†	4,736	110,396
Kennedy-Wilson Holdings, Inc.	45,603	443,717
Legacy Housing Corp.†	3,515	70,054
Logistic Properties Of The Americas†	1,596	5,395
Marcus & Millichap, Inc.	9,367	274,453
Maui Land & Pineapple Co., Inc.#†	2,775	43,984
McGrath RentCorp	9,332	961,943
Mobile Infrastructure Corp.†	5,856	18,271
Newmark Group, Inc., Class A	59,674	1,037,134
RE/MAX Holdings, Inc., Class A†	7,240	59,513
Real Brokerage, Inc.†	41,930	166,462
RMR Group, Inc., Class A#	6,312	96,258
Seaport Entertainment Group, Inc.#†	3,035	65,131
Sky Harbour Group Corp.#†	8,650	79,926
St. Joe Co.	14,059	848,179
Stratus Properties, Inc.†	2,715	60,137
Transcontinental Realty Investors, Inc.†	769	35,359
		7,265,894
REITS — 5.9%
Rithm Property Trust, Inc.#	17,126	45,898
Acadia Realty Trust	49,541	1,019,058
ACRES Commercial Realty Corp.†	2,503	53,089
Security Description	Shares or Principal Amount	Value

REITS (continued)
Adamas Trust, Inc.	33,091	$ 252,153
Advanced Flower Capital, Inc.#	7,442	21,731
AG Mtg. Investment Trust, Inc.	10,923	89,350
Alexander & Baldwin, Inc.	27,015	422,244
Alexander's, Inc.#	832	176,326
Alpine Income Property Trust, Inc.	5,141	89,145
American Assets Trust, Inc.	19,498	380,211
American Healthcare REIT, Inc.	60,022	3,047,917
Angel Oak Mtg. REIT, Inc.#	5,051	44,449
Apartment Investment & Management Co., Class A	51,027	291,364
Apollo Commercial Real Estate Finance, Inc.	52,057	527,337
Apple Hospitality REIT, Inc.	84,077	999,676
Arbor Realty Trust, Inc.	62,789	559,450
Ares Commercial Real Estate Corp.#	20,651	109,450
Armada Hoffler Properties, Inc.	28,238	185,524
ARMOUR Residential REIT, Inc.#	39,237	687,432
Blackstone Mtg. Trust, Inc., Class A	61,226	1,192,070
Braemar Hotels & Resorts, Inc.#	23,969	63,997
Brandywine Realty Trust#	61,713	211,676
BrightSpire Capital, Inc.	51,009	286,160
Broadstone Net Lease, Inc.	71,631	1,258,557
BRT Apartments Corp.	4,407	64,518
CareTrust REIT, Inc.	80,037	3,003,789
CBL & Associates Properties, Inc.#	7,041	235,310
Centerspace	6,292	420,054
Chatham Lodging Trust	17,502	118,664
Chimera Investment Corp.	30,716	392,858
City Office REIT, Inc.	15,924	108,442
Claros Mtg. Trust, Inc.†	34,542	115,025
Clipper Realty, Inc.	6,219	22,388
Community Healthcare Trust, Inc.	10,530	164,057
COPT Defense Properties	42,960	1,320,161
CTO Realty Growth, Inc.#	11,795	213,254
Curbline Properties Corp.	36,117	864,641
DiamondRock Hospitality Co.	76,269	694,811
Diversified Healthcare Trust	81,854	395,355
Douglas Emmett, Inc.	55,766	679,788
Dynex Capital, Inc.	49,897	699,057
Easterly Government Properties, Inc.	15,731	342,936
Ellington Financial, Inc.#	34,291	469,787
Elme Communities	32,904	571,213
Empire State Realty Trust, Inc., Class A	51,762	363,887
Essential Properties Realty Trust, Inc.	74,830	2,369,118
Farmland Partners, Inc.#	15,957	157,017
Four Corners Property Trust, Inc.	37,339	897,630
Franklin BSP Realty Trust, Inc.	30,333	316,070
Franklin Street Properties Corp.	30,172	31,379
FrontView REIT, Inc.	7,194	109,924
Getty Realty Corp.	20,150	573,670
Gladstone Commercial Corp.	17,869	197,631
Gladstone Land Corp.#	11,624	108,219
Global Medical REIT, Inc.#	4,913	162,964
Global Net Lease, Inc.	76,805	630,569
Hudson Pacific Properties, Inc.†	126,219	249,914
Independence Realty Trust, Inc.	88,189	1,512,441
Industrial Logistics Properties Trust	21,750	120,495
Innovative Industrial Properties, Inc.	10,375	513,044
InvenTrust Properties Corp.	28,975	826,946
Invesco Mtg. Capital, Inc.	25,448	208,674
JBG SMITH Properties#	23,949	436,590
Kite Realty Group Trust	82,878	1,917,797
KKR Real Estate Finance Trust, Inc.	22,105	187,671
Ladder Capital Corp.	42,333	467,780

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
LTC Properties, Inc.	17,110	$ 624,344
Lument Finance Trust, Inc.	18,556	30,246
LXP Industrial Trust	21,893	1,061,810
Macerich Co.	95,030	1,649,721
MFA Financial, Inc.	38,367	369,091
Modiv Industrial, Inc.#	3,804	56,680
National Health Investors, Inc.	17,428	1,385,177
NET Lease Office Properties	5,760	169,862
NETSTREIT Corp.#	36,406	667,322
NexPoint Diversified Real Estate Trust#	14,153	40,902
Nexpoint Real Estate Finance, Inc.#	3,109	45,018
NexPoint Residential Trust, Inc.	8,848	281,455
One Liberty Properties, Inc.	7,023	146,359
Orchid Island Capital, Inc.#	42,473	307,080
Outfront Media, Inc.	52,195	1,228,148
Paramount Group, Inc.†	72,370	476,918
Peakstone Realty Trust	14,227	194,483
Pebblebrook Hotel Trust	45,471	515,641
PennyMac Mtg. Investment Trust	33,653	432,105
Phillips Edison & Co., Inc.	47,249	1,677,339
Piedmont Office Realty Trust, Inc.	46,704	408,193
Plymouth Industrial REIT, Inc.	15,245	334,475
Postal Realty Trust, Inc., Class A	8,801	136,768
PotlatchDeltic Corp.	29,420	1,183,861
Ready Capital Corp.#	64,980	164,399
Redwood Trust, Inc.	52,384	288,636
RLJ Lodging Trust#	55,803	420,755
Ryman Hospitality Properties, Inc.	23,235	2,217,316
Sabra Health Care REIT, Inc.	90,066	1,757,188
Safehold, Inc.	22,016	305,362
Saul Centers, Inc.	4,704	146,294
Service Properties Trust#	59,063	102,770
Seven Hills Realty Trust#	5,436	47,619
Sila Realty Trust, Inc.	20,717	495,551
SITE Centers Corp.#	19,508	143,579
SL Green Realty Corp.	27,218	1,282,784
Smartstop Self Storage REIT, Inc.	11,190	365,689
Strawberry Fields REIT, Inc.	2,934	36,763
Summit Hotel Properties, Inc.	42,721	228,985
Sunrise Realty Trust, Inc.	4,132	41,527
Sunstone Hotel Investors, Inc.	70,595	660,769
Tanger, Inc.	42,115	1,414,222
Terreno Realty Corp.	38,519	2,418,608
TPG RE Finance Trust, Inc.	24,140	219,433
Two Harbors Investment Corp.	39,104	396,515
UMH Properties, Inc.	29,527	446,743
Universal Health Realty Income Trust	4,996	203,087
Urban Edge Properties	47,672	916,256
Veris Residential, Inc.	30,491	459,194
Whitestone REIT	17,540	233,107
Xenia Hotels & Resorts, Inc.	37,966	530,765
		64,636,716
Retail — 3.2%
Abercrombie & Fitch Co., Class A†	17,699	1,732,201
Academy Sports & Outdoors, Inc.	24,937	1,203,210
Advance Auto Parts, Inc.#	22,506	1,167,611
American Eagle Outfitters, Inc.	61,030	1,245,012
America's Car-Mart, Inc.#†	2,854	61,789
Arko Corp.#	29,180	138,897
Asbury Automotive Group, Inc.†	7,357	1,711,017
Barnes & Noble Education, Inc.#†	6,087	56,913
Security Description	Shares or Principal Amount	Value

Retail (continued)
Bassett Furniture Industries, Inc.	2,692	$ 41,807
Biglari Holdings, Inc., Class B†	260	76,417
BJ's Restaurants, Inc.†	7,740	296,829
Bloomin' Brands, Inc.	30,443	216,145
BlueLinx Holdings, Inc.†	3,026	188,792
Boot Barn Holdings, Inc.†	11,554	2,239,396
Brinker International, Inc.†	16,628	2,557,220
Buckle, Inc.	11,554	652,570
Build-A-Bear Workshop, Inc.#	4,483	238,047
Caleres, Inc.	12,669	148,354
Camping World Holdings, Inc., Class A	23,462	262,540
Cheesecake Factory, Inc.#	17,280	823,565
Citi Trends, Inc.†	1,942	87,953
Clean Energy Fuels Corp.†	66,776	145,572
Cracker Barrel Old Country Store, Inc.	8,621	249,061
Dave & Buster's Entertainment, Inc.†	10,719	187,475
Denny's Corp.†	17,074	105,347
Designer Brands, Inc., Class A#	10,047	43,604
Dine Brands Global, Inc.#	5,992	187,250
El Pollo Loco Holdings, Inc.#†	10,764	117,435
Envela Corp.†	2,705	31,189
EVgo, Inc.†	49,166	159,298
First Watch Restaurant Group, Inc.†	16,026	297,443
FirstCash Holdings, Inc.	14,929	2,364,903
Genesco, Inc.†	3,434	123,109
Group 1 Automotive, Inc.	4,733	1,898,122
Haverty Furniture Cos., Inc.	4,587	109,171
J. Jill, Inc.	2,792	44,058
Jack in the Box, Inc.#	7,349	144,849
Kohl's Corp.	41,079	1,010,133
Krispy Kreme, Inc.	31,367	131,114
Kura Sushi USA, Inc., Class A#†	2,415	118,649
La-Z-Boy, Inc.	15,453	601,431
MarineMax, Inc.†	7,300	170,674
Movado Group, Inc.	5,748	120,363
National Vision Holdings, Inc.†	28,655	826,697
Nu Skin Enterprises, Inc., Class A	18,693	184,874
ODP Corp.†	10,653	297,964
OneWater Marine, Inc., Class A#†	4,544	55,210
Papa John's International, Inc.#	12,318	518,218
PC Connection, Inc.	4,017	233,147
Petco Health & Wellness Co., Inc.#†	31,920	102,144
Portillo's, Inc., Class A#†	21,747	113,519
PriceSmart, Inc.	9,687	1,192,470
Sally Beauty Holdings, Inc.†	38,215	606,090
Savers Value Village, Inc.†	14,727	134,163
Shake Shack, Inc., Class A†	14,794	1,294,179
Shoe Carnival, Inc.#	6,888	113,790
Signet Jewelers, Ltd.	15,163	1,518,726
Sonic Automotive, Inc., Class A	5,711	359,964
Sweetgreen, Inc., Class A#†	39,624	257,160
Tile Shop Holdings, Inc.#†	11,722	76,076
Urban Outfitters, Inc.†	23,192	1,717,831
Victoria's Secret & Co.†	25,858	1,068,711
Warby Parker, Inc., Class A†	36,609	725,224
Winmark Corp.	1,153	473,894
Zumiez, Inc.†	5,333	138,658
		35,515,244
Savings & Loans — 0.9%
Beacon Financial Corp.	30,471	779,753
Axos Financial, Inc.†	20,314	1,669,405
Banc of California, Inc.	47,978	884,714

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Bankfinancial Corp.#	4,537	$ 53,355
BV Financial, Inc.#†	3,523	64,612
Capitol Federal Financial, Inc.	45,076	297,952
CF Bankshares, Inc.	1,562	37,347
Citizens Community Bancorp, Inc.	3,902	67,310
Eagle Bancorp Montana, Inc.	3,012	49,999
Finward Bancorp	1,396	53,055
First Capital, Inc.#	1,326	66,287
First Savings Financial Group, Inc.	2,253	70,203
Flushing Financial Corp.	11,391	186,926
FS Bancorp, Inc.	2,142	87,715
Greene County Bancorp, Inc.	2,579	58,801
Hingham Institution for Savings	589	172,524
Home Bancorp, Inc.	2,631	145,942
HomeTrust Bancshares, Inc.	5,733	235,110
Northfield Bancorp, Inc.	13,030	140,073
Northwest Bancshares, Inc.	54,658	653,710
OceanFirst Financial Corp.	22,017	415,020
Provident Financial Services, Inc.	45,569	874,013
Riverview Bancorp, Inc.	8,310	43,794
Sound Financial Bancorp, Inc.	871	38,594
Southern Missouri Bancorp, Inc.	3,747	210,919
Timberland Bancorp, Inc.	3,032	103,694
WaFd, Inc.	29,528	934,857
WaterStone Financial, Inc.	5,034	78,832
WSFS Financial Corp.	21,065	1,175,638
		9,650,154
Semiconductors — 2.3%
ACM Research, Inc., Class A†	18,621	622,128
Aehr Test Systems#†	10,962	251,797
Aeluma, Inc.†	3,910	54,818
Alpha & Omega Semiconductor, Ltd.†	9,784	198,420
Ambarella, Inc.†	15,492	1,149,197
Ambiq Micro, Inc.†	1,787	43,799
Arteris, Inc.†	9,913	142,153
Atomera, Inc.#†	11,899	29,510
Axcelis Technologies, Inc.†	12,107	1,002,096
Blaize Holdings, Inc.#†	28,089	70,223
CEVA, Inc.†	8,870	191,503
Cohu, Inc.†	17,007	413,610
Diodes, Inc.†	17,078	789,174
FormFactor, Inc.†	29,501	1,623,145
Impinj, Inc.†	9,843	1,691,716
Kulicke & Soffa Industries, Inc.	19,258	868,728
MaxLinear, Inc.†	31,604	492,074
Navitas Semiconductor Corp.†	49,648	433,924
Ouster, Inc.†	19,142	439,500
Penguin Solutions, Inc.†	19,840	401,363
Photronics, Inc.†	22,322	511,397
Power Integrations, Inc.	21,238	713,597
Rambus, Inc.†	40,683	3,888,074
Richardson Electronics, Ltd.#	4,921	51,474
Semtech Corp.†	32,858	2,436,749
Silicon Laboratories, Inc.†	12,136	1,548,311
SiTime Corp.†	8,038	2,392,913
SkyWater Technology, Inc.†	9,819	151,114
Synaptics, Inc.†	14,075	964,278
Ultra Clean Holdings, Inc.†	16,577	420,393
Veeco Instruments, Inc.†	21,534	629,439
Vishay Precision Group, Inc.†	4,497	153,528
		24,770,145
Security Description	Shares or Principal Amount	Value

Software — 4.8%
Teads Holding Co.#†	12,189	$ 8,630
TruBridge, Inc.†	4,062	89,202
8x8, Inc.†	53,029	102,876
ACI Worldwide, Inc.†	39,651	1,858,046
ACV Auctions, Inc., Class A†	64,290	504,677
Adeia, Inc.	41,038	507,640
Agilysys, Inc.†	9,804	1,205,500
Airship AI Holdings, Inc.†	8,137	29,944
Alignment Healthcare, Inc.†	54,721	1,051,190
Alkami Technology, Inc.#†	26,047	555,322
Amplitude, Inc., Class A†	33,524	344,627
Appian Corp., Class A†	14,726	594,930
Asana, Inc., Class A†	33,226	427,951
Asure Software, Inc.†	8,777	70,216
AvePoint, Inc.†	49,317	641,121
Bandwidth, Inc., Class A†	10,265	146,174
BigBear.ai Holdings, Inc.#†	108,219	686,108
Blackbaud, Inc.†	14,301	806,290
BlackLine, Inc.†	19,564	1,114,952
Blend Labs, Inc., Class A†	75,383	238,210
Box, Inc., Class A†	53,232	1,572,473
Braze, Inc., Class A†	29,807	855,461
C3.ai, Inc., Class A#†	45,347	655,264
Carlsmed, Inc.†	2,603	42,377
Cerence, Inc.†	14,762	163,563
Claritev Corp.†	2,980	161,129
Clear Secure, Inc., Class A	31,778	1,128,119
Clearwater Analytics Holdings, Inc., Class A†	93,010	2,051,801
Climb Global Solutions, Inc.#	1,474	148,962
Commerce.com, Inc.†	25,991	119,299
Commvault Systems, Inc.†	16,763	2,070,231
Consensus Cloud Solutions, Inc.†	7,597	165,919
CS Disco, Inc.†	9,423	67,469
CSG Systems International, Inc.	10,218	804,872
Daily Journal Corp.#†	456	209,026
Definitive Healthcare Corp.†	14,415	40,939
Digi International, Inc.†	13,568	567,549
Digimarc Corp.#†	6,354	50,896
Digital Turbine, Inc.†	39,461	189,018
DigitalOcean Holdings, Inc.†	25,778	1,147,637
Domo, Inc., Class B#†	11,961	136,834
Donnelley Financial Solutions, Inc.†	9,890	485,203
eGain Corp.#†	6,072	63,270
EverCommerce, Inc.#†	5,975	51,863
Evolent Health, Inc., Class A†	45,940	192,948
Expensify, Inc.†	24,315	37,688
Fastly, Inc., Class A†	52,671	614,144
Five9, Inc.†	29,003	568,169
Freshworks, Inc., Class A†	75,207	913,013
Genius Sports, Ltd.†	81,792	823,645
GigaCloud Technology, Inc., Class A†	9,527	353,452
Golden Matrix Group, Inc.†	5,944	4,321
Health Catalyst, Inc.†	26,035	77,845
I3 Verticals, Inc., Class A#†	9,031	213,764
IBEX Holdings, Ltd.†	3,704	130,344
Ibotta, Inc., Class A#†	5,029	119,992
Immersion Corp.	9,063	64,438
Innodata, Inc.#†	11,401	655,216
Intapp, Inc.†	21,070	910,013
IonQ, Inc.#†	103,753	5,115,023
Jamf Holding Corp.†	26,196	338,714
Kaltura, Inc.†	33,128	48,698
Life360, Inc.#†	6,035	480,446

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LiveRamp Holdings, Inc.†	24,129	$ 696,122
McGraw Hill, Inc.†	9,003	158,003
N-able, Inc.†	26,026	187,387
Nutex Health, Inc.#†	1,304	150,103
Omada Health, Inc.#†	3,530	66,117
ON24, Inc.†	14,693	83,162
Pagaya Technologies, Ltd., Class A#†	17,654	440,467
PagerDuty, Inc.†	32,694	392,328
PDF Solutions, Inc.†	11,875	321,813
Phreesia, Inc.†	21,982	450,411
Planet Labs PBC†	87,976	1,046,914
Playstudios, Inc.†	35,914	23,057
Playtika Holding Corp.	22,872	92,632
Porch Group, Inc.†	31,178	302,115
Progress Software Corp.†	16,195	670,635
PROS Holdings, Inc.†	16,180	376,023
PubMatic, Inc., Class A†	16,137	145,394
Quantum Computing, Inc.†	50,092	586,076
Rackspace Technology, Inc.#†	33,996	36,036
Red Violet, Inc.	4,033	218,548
ReposiTrak, Inc.#	4,346	58,584
Rezolve AI PLC†	56,263	171,602
Sapiens International Corp. NV	11,587	501,370
Schrodinger, Inc.†	21,756	382,035
SEMrush Holdings, Inc., Class A†	17,578	207,948
Silvaco Group, Inc.#†	3,366	15,315
Simulations Plus, Inc.#†	6,791	115,447
Skillsoft Corp.†	1,813	18,112
SoundHound AI, Inc., Class A#†	137,754	1,659,936
Sprout Social, Inc., Class A†	19,489	194,305
SPS Commerce, Inc.†	14,262	1,188,310
Synchronoss Technologies, Inc.†	4,379	21,238
Talkspace, Inc.†	48,580	164,200
Vertex, Inc., Class A#†	25,011	491,966
Viant Technology, Inc., Class A†	3,774	40,042
VTEX#†	21,787	90,416
Waystar Holding Corp.†	41,407	1,528,332
Weave Communications, Inc.#†	22,412	142,989
WM Technology, Inc.†	35,509	30,076
Workiva, Inc.†	18,949	1,753,919
Yext, Inc.†	38,398	323,311
Zeta Global Holdings Corp., Class A#†	70,305	1,283,066
Zspace, Inc.#†	1,745	742
		52,421,257
Telecommunications — 3.3%
A10 Networks, Inc.	26,733	460,342
ADTRAN Holdings, Inc.†	26,532	210,399
Anterix, Inc.†	4,245	87,277
Applied Digital Corp.#†	80,716	2,187,404
ATN International, Inc.	3,635	76,662
Aviat Networks, Inc.†	4,527	100,092
BK Technologies Corp.†	1,104	70,645
BlackSky Technology, Inc.#†	10,987	194,690
Calix, Inc.†	22,236	1,228,984
Clearfield, Inc.†	4,540	133,294
CommScope Holding Co., Inc.†	80,476	1,588,596
Credo Technology Group Holding, Ltd.†	55,629	9,879,710
DigitalBridge Group, Inc.#	63,230	613,963
EchoStar Corp., Class A#†	51,059	3,742,114
Extreme Networks, Inc.†	49,438	865,165
Frequency Electronics, Inc.#†	2,676	76,641
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Globalstar, Inc.#†	18,906	$ 1,148,540
Gogo, Inc.†	26,137	186,880
Harmonic, Inc.†	42,986	410,946
IDT Corp., Class B	6,013	299,267
Inseego Corp.#†	5,048	55,175
InterDigital, Inc.#	9,729	3,480,550
Lumen Technologies, Inc.†	359,617	2,916,494
NETGEAR, Inc.†	10,561	279,338
Ooma, Inc.†	9,708	109,118
Powerfleet, Inc.#†	48,287	239,986
Preformed Line Products Co.	919	188,625
Ribbon Communications, Inc.#†	35,512	101,564
Satellogic, Inc.†	28,032	46,253
Shenandoah Telecommunications Co.	19,274	210,665
Spok Holdings, Inc.	7,742	102,814
Telephone & Data Systems, Inc.	37,709	1,518,541
Viasat, Inc.†	44,630	1,532,148
Viavi Solutions, Inc.†	83,459	1,497,254
		35,840,136
Textiles — 0.1%
UniFirst Corp.	5,651	975,080
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	14,563	46,019
JAKKS Pacific, Inc.#	3,625	59,559
		105,578
Transportation — 1.0%
ArcBest Corp.	8,687	557,445
Ardmore Shipping Corp.	13,098	160,189
Costamare Bulkers Holdings, Ltd.†	3,406	56,097
Costamare, Inc.	16,893	257,956
Covenant Logistics Group, Inc.	6,452	128,653
CryoPort, Inc.†	19,317	185,830
DHT Holdings, Inc.	48,549	632,593
Dorian LPG, Ltd.	14,355	355,717
FLEX LNG, Ltd.	11,894	301,751
Forward Air Corp.#†	8,038	184,633
Genco Shipping & Trading, Ltd.	13,027	246,471
Heartland Express, Inc.	17,062	134,107
Himalaya Shipping, Ltd.#	11,116	99,933
Hub Group, Inc., Class A	22,123	853,284
International Seaways, Inc.#	14,776	782,685
Marten Transport, Ltd.	20,371	208,803
Matson, Inc.	12,258	1,335,877
Navigator Holdings, Ltd.#	12,625	225,861
Nordic American Tankers, Ltd.#	79,610	289,780
PAMT Corp.#†	2,449	21,992
Pangaea Logistics Solutions, Ltd.	11,788	82,752
Proficient Auto Logistics, Inc.†	9,715	79,274
Radiant Logistics, Inc.†	13,483	84,134
RXO, Inc.#†	60,828	804,146
Safe Bulkers, Inc.	22,781	120,511
Scorpio Tankers, Inc.	16,676	956,035
SFL Corp., Ltd.#	46,811	385,254
Teekay Corp., Ltd.	19,846	192,705
Teekay Tankers, Ltd., Class A#	8,945	515,858
Universal Logistics Holdings, Inc.#	2,748	41,275

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Werner Enterprises, Inc.	22,249	$ 568,684
World Kinect Corp.	20,626	478,111
		11,328,396
Trucking & Leasing — 0.3%
GATX Corp.	13,517	2,161,774
Greenbrier Cos., Inc.	11,468	510,096
Willis Lease Finance Corp.	1,093	134,122
		2,805,992
Water — 0.3%
H2O America	11,952	554,931
American States Water Co.	14,558	1,073,944
California Water Service Group	22,390	1,015,834
Consolidated Water Co., Ltd.	5,799	198,500
Global Water Resources, Inc.	5,047	43,253
Middlesex Water Co.#	6,643	340,852
York Water Co.#	5,539	180,738
		3,408,052
Total Common Stocks (cost $808,348,534)		1,077,369,349
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $4,083)	$ 10,213	306
RIGHTS — 0.0%
REITS — 0.0%
Seven Hills Realty Trust Expires 12/04/2025, Strike Price USD 8.65#† (cost $0)	5,436	152
Total Long-Term Investment Securities (cost $808,352,617)		1,077,369,807
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(2)	13,046,616	13,046,616
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(2)(3)	23,730,819	$ 23,730,819
Total Short-Term Investments (cost $36,777,435)		36,777,435
TOTAL INVESTMENTS (cost $845,130,052)(4)	102.0%	1,114,147,242
Other assets less liabilities	(2.0)	(21,785,712)
NET ASSETS	100.0%	$1,092,361,530
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	At November 30, 2025, the Fund had loaned securities with a total value of $115,700,195. This was secured by collateral of $94,558,684, which was received in cash and subsequently invested in short-term investments currently valued at $23,730,819 as reported in the Portfolio of Investments. Additional collateral of $94,558,684 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$173,836
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	2,576,318
Federal National Mtg. Assoc.	0.64%	12/30/2025	177,432
Government National Mtg. Assoc.	2.65%	11/16/2050	113,798
United States Treasury Bills	0.00%	12/04/2025 to 10/29/2026	533,960
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	90,983,340
(4)	See Note 4 for cost of investments on a tax basis.
CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	2,571	4.08% (OBFR + 0.20%)	Monthly	02/11/2026	$ 47,872	$ 1,440	$1,440
Office/Business Equipment
BNP Paribas	Pay	Pitney Bowes, Inc.	18,429	4.08% (OBFR + 0.20%)	Monthly	05/24/2027	166,230	15,480	15,480
Goldman Sachs & Co. LLC	Pay	Preferred Bank	4,467	4.08% (OBFR + 0.20%)	Monthly	08/18/2026	400,645	21,084	21,084
								36,564	36,564
Diversified Financial Services
BNP Paribas	Pay	Moelis & Co., Class A	8,926	4.08% (OBFR + 0.20%)	Monthly	05/24/2027	541,094	31,687	31,687
HSBC Holdings	Pay	Bread Financial Holdings, Inc.	11,289	4.28% (OBFR + 0.40%)	Monthly	02/09/2028	719,787	44,818	44,818
								76,505	76,505

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
REITS
BNP Paribas	Pay	Arbor Realty Trust, Inc.	10,001	4.08% (OBFR + 0.20%)	Monthly	05/24/2027	$ 82,508	$ 6,601	$6,601
HSBC Holdings	Pay	Douglas Emmett, Inc.	4,667	4.28% (OBFR + 0.40%)	Monthly	02/09/2028	56,937	(47)	(47)
								6,554	6,554
Insurance
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	1,778	4.28% (OBFR + 0.40%)	Monthly	02/15/2028	35,080	1,902	1,902
HSBC Holdings	Pay	SiriusPoint, Ltd.	35,989	4.28% (OBFR + 0.40%)	Monthly	02/09/2028	725,538	23,033	23,033
JPMorgan Securities, LLC	Pay	Jackson Financial, Inc., Class A	27,029	4.08% (OBFR + 0.20%)	Monthly	02/11/2026	2,516,130	132,983	132,983
								157,918	157,918
Banks
HSBC Holdings	Pay	Cadence Bank	5,651	4.28% (OBFR + 0.40%)	Monthly	02/09/2028	218,920	6,216	6,216
								$285,197	$285,197
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
77	Long	E-Mini Russell 2000 Index	December 2025	$9,312,338	$9,644,635	$332,297
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$91,249,660	$—	$41,132	$91,290,792
Oil & Gas	24,044,986	—	0	24,044,986
Pharmaceuticals	31,272,319	—	1,618	31,273,937
Therapeutics	—	—	0	0
Other Industries	930,759,634	—	—	930,759,634
Escrows and Litigation Trusts	—	—	306	306
Rights	152	—	—	152
Short-Term Investments	36,777,435	—	—	36,777,435
Total Investments at Value	$1,114,104,186	$—	$43,056	$1,114,147,242
Other Financial Instruments:†
Swaps	$—	$285,244	$—	$285,244
Futures Contracts	332,297	—	—	332,297
Total Other Financial Instruments	$332,297	$285,244	$—	$617,541
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$47	$—	$47
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Apparel — 1.6%
Capri Holdings, Ltd.†	18,275	$ 463,637
Levi Strauss & Co., Class A	36,956	814,141
Steven Madden, Ltd.	34,359	1,435,519
		2,713,297
Auto Parts & Equipment — 3.0%
Douglas Dynamics, Inc.	79,372	2,564,509
Garrett Motion, Inc.	37,460	619,214
Holley, Inc.†	313,976	1,337,538
Visteon Corp.	5,093	525,852
		5,047,113
Banks — 11.7%
Associated Banc-Corp.	49,399	1,298,700
BOK Financial Corp.#	8,692	978,893
Hancock Whitney Corp.	57,084	3,458,720
Old National Bancorp	80,644	1,752,394
Renasant Corp.	56,778	2,012,212
SouthState Bank Corp.	38,555	3,451,058
UMB Financial Corp.	49,965	5,550,112
Webster Financial Corp.	19,583	1,167,147
		19,669,236
Building Materials — 6.6%
Eagle Materials, Inc.	19,614	4,388,044
Simpson Manufacturing Co., Inc.	10,574	1,769,876
Titan America SA	77,844	1,264,187
UFP Industries, Inc.	39,235	3,648,463
		11,070,570
Chemicals — 6.1%
Ecovyst, Inc.†	140,857	1,295,884
Innospec, Inc.	67,618	5,055,122
Mativ Holdings, Inc.	128,190	1,601,093
Minerals Technologies, Inc.	14,229	834,531
NewMarket Corp.	469	358,096
Quaker Chemical Corp.#	8,537	1,176,825
		10,321,551
Commercial Services — 4.7%
CBIZ, Inc.#†	24,604	1,198,215
Custom Truck One Source, Inc.#†	123,438	788,769
Ennis, Inc.	53,967	941,184
Euronet Worldwide, Inc.†	13,447	996,288
Graham Holdings Co., Class B	170	188,105
Korn Ferry	44,522	2,928,212
Matthews International Corp., Class A#	34,950	857,673
		7,898,446
Computers — 2.6%
Diebold Nixdorf, Inc.†	22,782	1,469,895
Insight Enterprises, Inc.†	7,401	640,704
Kyndryl Holdings, Inc.†	50,206	1,296,821
Maximus, Inc.	12,221	1,052,106
		4,459,526
Cosmetics/Personal Care — 1.7%
Prestige Consumer Healthcare, Inc.†	46,843	2,789,501
Diversified Financial Services — 0.8%
GlassBridge Enterprises, Inc.#†	292	8,176
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Marex Group PLC	27,544	$ 958,256
Westwood Holdings Group, Inc.	18,724	317,184
		1,283,616
Electrical Components & Equipment — 3.4%
Belden, Inc.	27,910	3,164,994
Novanta, Inc.#†	22,410	2,547,121
		5,712,115
Electronics — 2.7%
Atkore, Inc.	10,612	710,473
Atmus Filtration Technologies, Inc.	24,299	1,229,772
Ingram Micro Holding Corp.#	32,516	696,168
Knowles Corp.†	38,765	871,437
Sanmina Corp.†	6,647	1,038,029
		4,545,879
Entertainment — 1.0%
Pursuit Attractions & Hospitality, Inc.†	47,248	1,622,024
Food — 4.2%
J&J Snack Foods Corp.	52,101	4,811,527
Nomad Foods, Ltd.	140,791	1,721,874
Tootsie Roll Industries, Inc.#	16,689	640,190
		7,173,591
Gas — 0.5%
MDU Resources Group, Inc.	39,406	840,136
Hand/Machine Tools — 3.5%
Franklin Electric Co., Inc.	62,029	5,902,059
Healthcare-Products — 4.4%
Azenta, Inc.†	26,277	934,410
CONMED Corp.	11,980	520,172
Enovis Corp.†	25,261	764,651
Globus Medical, Inc., Class A†	14,958	1,361,776
Haemonetics Corp.†	25,001	2,033,831
UFP Technologies, Inc.†	3,826	867,316
Varex Imaging Corp.†	85,538	989,675
		7,471,831
Healthcare-Services — 0.7%
Ardent Health, Inc.#†	16,499	144,861
Chemed Corp.	2,378	1,044,394
		1,189,255
Household Products/Wares — 1.2%
ACCO Brands Corp.	248,817	855,931
Quanex Building Products Corp.	91,771	1,189,352
		2,045,283
Housewares — 1.6%
Central Garden & Pet Co.#†	36,118	1,233,791
Central Garden & Pet Co., Class A†	48,758	1,508,572
		2,742,363
Insurance — 5.8%
Abacus Global Management, Inc.#	47,209	312,996
CNO Financial Group, Inc.	32,771	1,341,317
Hanover Insurance Group, Inc.	11,838	2,196,541
Stewart Information Services Corp.	53,113	4,070,049
White Mountains Insurance Group, Ltd.	924	1,870,407
		9,791,310

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 0.4%
IAC, Inc.†	20,333	$ 713,078
Investment Companies — 0.6%
Compass Diversified Holdings	136,126	1,001,887
Lodging — 0.5%
Boyd Gaming Corp.	10,960	912,968
Machinery-Diversified — 3.0%
Alamo Group, Inc.	18,782	3,012,070
CSW Industrials, Inc.#	4,475	1,216,618
Gates Industrial Corp. PLC†	39,428	897,381
		5,126,069
Media — 0.0%
Thryv Holdings, Inc.†	12,656	71,253
Metal Fabricate/Hardware — 5.9%
Hillman Solutions Corp.†	227,377	1,989,549
Janus International Group, Inc.†	100,747	625,639
Mayville Engineering Co., Inc.#†	63,286	1,075,229
Mueller Industries, Inc.	46,095	5,064,458
Standex International Corp.	4,651	1,140,239
		9,895,114
Miscellaneous Manufacturing — 2.9%
Avient Corp.	114,775	3,510,967
Myers Industries, Inc.	74,147	1,339,095
		4,850,062
Oil & Gas — 3.5%
Berry Corp.	93,964	318,538
Chord Energy Corp.	22,132	2,077,310
Magnolia Oil & Gas Corp., Class A	86,596	2,003,831
Northern Oil & Gas, Inc.	37,631	842,558
Patterson-UTI Energy, Inc.	101,479	589,593
		5,831,830
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	316,418
Liberty Energy, Inc.	43,807	778,888
		1,095,306
Packaging & Containers — 3.3%
Silgan Holdings, Inc.#	66,811	2,648,388
TriMas Corp.	85,184	2,902,219
		5,550,607
REITS — 2.5%
Adamas Trust, Inc.#	117,777	897,461
AGNC Investment Corp.#	129,333	1,356,703
Agree Realty Corp.	10,702	805,004
Two Harbors Investment Corp.#	113,429	1,150,170
		4,209,338
Retail — 2.0%
Denny's Corp.#†	156,360	964,741
Five Below, Inc.†	4,744	782,238
Group 1 Automotive, Inc.	1,572	630,435
La-Z-Boy, Inc.	24,294	945,523
		3,322,937
Semiconductors — 1.1%
Axcelis Technologies, Inc.†	8,563	708,760
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Diodes, Inc.†	7,672	$ 354,523
Onto Innovation, Inc.†	5,359	767,194
		1,830,477
Software — 1.7%
Genius Sports, Ltd.†	82,064	826,385
Pattern Group, Inc., Class A†	51,984	755,847
Progress Software Corp.†	28,152	1,165,774
Synchronoss Technologies, Inc.#†	18,177	88,159
		2,836,165
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Telecommunications — 0.8%
CommScope Holding Co., Inc.†	71,511	1,411,627
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	25,627	541,242
Transportation — 0.9%
Werner Enterprises, Inc.	58,905	1,505,612
Total Common Stocks (cost $158,469,769)		164,994,274
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd. Expires 09/23/2033†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $158,469,769)		164,994,274
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(3)	3,785,287	3,785,287
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(3)(4)	1,748,856	1,748,856
Total Short-Term Investments (cost $5,534,143)		5,534,143
TOTAL INVESTMENTS (cost $164,003,912)(5)	101.1%	170,528,417
Other assets less liabilities	(1.1)	(1,834,157)
NET ASSETS	100.0%	$168,694,260
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd. Expires 09/23/2033	07/26/22	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of November 30, 2025.
(4)	At November 30, 2025, the Fund had loaned securities with a total value of $15,269,630. This was secured by collateral of $1,748,856, which was received in cash and subsequently invested in short-term investments currently valued at $1,748,856 as reported in the Portfolio of Investments. Additional collateral of $14,289,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$28,088
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	416,271
Federal National Mtg. Assoc.	0.64%	12/30/2025	28,669
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	51,046
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	13,765,266
(5)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$1,275,440	$8,176	$—	$1,283,616
Special Purpose Acquisition Company	—	—	0	0
Other Industries	163,710,658	—	—	163,710,658
Rights	—	—	0	0
Short-Term Investments	5,534,143	—	—	5,534,143
Total Investments at Value	$170,520,241	$8,176	$0	$170,528,417
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.1%
Stagwell, Inc.#†	57,643	$ 308,966
Aerospace/Defense — 0.3%
Mercury Systems, Inc.†	6,776	473,575
StandardAero, Inc.†	8,225	214,837
		688,412
Agriculture — 0.7%
Andersons, Inc.	12,812	659,818
Dole PLC	38,096	551,630
Fresh Del Monte Produce, Inc.	10,722	387,493
Turning Point Brands, Inc.	1,322	132,412
		1,731,353
Airlines — 0.4%
SkyWest, Inc.†	9,342	948,400
Apparel — 0.3%
Capri Holdings, Ltd.†	29,964	760,187
Auto Manufacturers — 0.2%
Blue Bird Corp.†	6,946	362,720
Auto Parts & Equipment — 1.7%
Adient PLC†	56,472	1,098,945
Dana, Inc.	42,374	949,601
Garrett Motion, Inc.	62,120	1,026,844
Motorcar Parts of America, Inc.†	19,723	259,949
Phinia, Inc.	14,190	767,537
		4,102,876
Banks — 16.0%
1st Source Corp.	2,471	154,289
Amerant Bancorp, Inc.	10,826	203,637
Ameris Bancorp	19,484	1,476,108
Associated Banc-Corp.	4,333	113,915
Atlantic Union Bankshares Corp.#	5,491	185,761
Bank of N.T. Butterfield & Son, Ltd.	31,739	1,473,959
BankUnited, Inc.	17,182	742,434
BayCom Corp.	1,628	47,505
Bridgewater Bancshares, Inc.†	14,930	258,438
Burke & Herbert Financial Services Corp.	2,046	133,481
Business First Bancshares, Inc.	17,518	455,818
Byline Bancorp, Inc.	31,660	883,947
Capital City Bank Group, Inc.	3,380	141,690
Central Pacific Financial Corp.	10,086	299,958
ChoiceOne Financial Services, Inc.	2,680	81,579
CNB Financial Corp.	13,744	356,244
Community Trust Bancorp, Inc.	7,078	392,829
ConnectOne Bancorp, Inc.	40,084	1,012,923
Customers Bancorp, Inc.†	21,556	1,485,208
Dime Community Bancshares, Inc.	5,515	156,350
Eastern Bankshares, Inc.	77,692	1,462,940
Enterprise Financial Services Corp.	24,528	1,339,474
Equity Bancshares, Inc., Class A	22,293	970,637
FB Financial Corp.	3,017	168,530
Financial Institutions, Inc.	15,391	470,965
First BanCorp.	34,373	679,554
First Busey Corp.	4,138	97,409
First Commonwealth Financial Corp.	4,043	65,699
First Financial Bancorp	7,503	186,675
First Financial Corp.	12,192	711,647
First Interstate BancSystem, Inc., Class A	4,470	146,795
First Merchants Corp.	21,457	790,476
First Mid Bancshares, Inc.	14,810	563,669
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fulton Financial Corp.	12,412	$ 225,278
Hancock Whitney Corp.	13,390	811,300
Hanmi Financial Corp.	20,927	578,004
HBT Financial, Inc.	1,908	46,174
Heritage Commerce Corp.	79,882	869,915
Hilltop Holdings, Inc.	32,159	1,103,697
Home BancShares, Inc.	8,322	233,515
Horizon Bancorp, Inc.	42,967	736,454
Independent Bank Corp.	8,135	586,127
Mercantile Bank Corp.	10,083	463,616
Metropolitan Bank Holding Corp.	8,887	663,059
Mid Penn Bancorp, Inc.	3,009	87,833
Midland States Bancorp, Inc.	3,684	59,902
MidWestOne Financial Group, Inc.	6,697	265,000
National Bank Holdings Corp., Class A	6,314	234,944
Nicolet Bankshares, Inc.	2,578	324,776
Northrim BanCorp, Inc.	7,643	187,712
OFG Bancorp	20,417	811,167
Old National Bancorp	86,339	1,876,146
Old Second Bancorp, Inc.	49,388	930,964
Origin Bancorp, Inc.	4,802	174,745
Orrstown Financial Services, Inc.	2,750	98,340
Pathward Financial, Inc.	11,353	816,281
Peapack-Gladstone Financial Corp.	3,847	103,869
Pinnacle Financial Partners, Inc.	902	82,695
QCR Holdings, Inc.	16,078	1,312,447
Renasant Corp.	5,991	212,321
Seacoast Banking Corp. of Florida	6,621	208,959
Sierra Bancorp	3,280	101,877
Simmons First National Corp., Class A	41,564	771,012
SmartFinancial, Inc.	2,727	98,881
South Plains Financial, Inc.	25,012	945,203
Southside Bancshares, Inc.	10,361	303,888
SouthState Bank Corp.	5,546	496,422
Texas Capital Bancshares, Inc.†	3,863	348,327
Towne Bank	16,588	556,527
TriCo Bancshares	7,396	355,748
Trustmark Corp.	3,591	139,690
UMB Financial Corp.	8,856	983,724
United Bankshares, Inc.	10,715	399,027
United Community Banks, Inc.	2,838	86,729
Unity Bancorp, Inc.	733	36,672
Univest Financial Corp.	5,142	163,516
Walker & Dunlop, Inc.	9,520	615,373
WesBanco, Inc.	17,854	576,149
Wintrust Financial Corp.	3,800	509,276
		39,303,824
Biotechnology — 5.7%
Alumis Inc#†	27,870	213,763
Atea Pharmaceuticals, Inc.†	30,666	95,065
Aurinia Pharmaceuticals, Inc.†	27,130	437,336
Avidity Biosciences, Inc.†	4,194	300,710
Beam Therapeutics, Inc.#†	26,150	662,379
Biohaven, Ltd.†	663	6,650
Celldex Therapeutics, Inc.†	9,879	266,931
Compass Therapeutics, Inc.†	214,780	1,245,724
Contra Iteos Therapeutic	67,297	0
CRISPR Therapeutics AG†	19,731	1,055,017
Cytek Biosciences, Inc.†	36,239	204,750
Cytokinetics, Inc.†	17,384	1,184,372
Denali Therapeutics, Inc.†	6,682	130,098
Erasca, Inc.†	137,829	436,918

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Esperion Therapeutics, Inc.†	70,724	$ 283,603
Intellia Therapeutics, Inc.#†	17,984	161,676
Nuvation Bio, Inc.†	64,791	520,272
Olema Pharmaceuticals, Inc.†	44,986	1,274,003
Phathom Pharmaceuticals, Inc.†	10,952	171,070
Praxis Precision Medicines, Inc.†	4,430	870,318
PTC Therapeutics, Inc.†	8,734	751,037
Relay Therapeutics, Inc.†	45,651	361,556
Replimune Group, Inc.†	50,692	506,920
Scholar Rock Holding Corp.†	4,327	190,648
Septerna, Inc.†	7,293	211,643
Syndax Pharmaceuticals, Inc.†	21,143	419,054
Theravance Biopharma, Inc.†	8,748	177,584
Travere Therapeutics, Inc.†	10,505	371,982
Upstream Bio, Inc.†	12,044	344,458
Viridian Therapeutics, Inc.†	25,082	801,621
Wave Life Sciences, Ltd.†	38,681	300,164
		13,957,322
Building Materials — 1.8%
Apogee Enterprises, Inc.	11,135	405,425
Boise Cascade Co.	8,084	616,324
Griffon Corp.	14,238	1,067,850
Masterbrand, Inc.†	44,000	487,960
Modine Manufacturing Co.†	7,449	1,207,707
UFP Industries, Inc.	6,896	641,259
		4,426,525
Chemicals — 1.8%
Ecovyst, Inc.†	7,513	69,120
H.B. Fuller Co.	21,580	1,257,682
Innospec, Inc.	6,423	480,184
Mativ Holdings, Inc.	47,837	597,484
Perimeter Solutions, Inc.†	48,592	1,354,745
Quaker Chemical Corp.	4,793	660,715
		4,419,930
Coal — 1.0%
Alpha Metallurgical Resources, Inc.†	560	89,158
Core Natural Resources, Inc.	4,680	374,400
Peabody Energy Corp.	33,174	903,660
Warrior Met Coal, Inc.	12,302	963,123
		2,330,341
Commercial Services — 1.6%
ABM Industries, Inc.	22,251	956,794
Alight, Inc., Class A	15,462	35,717
API Group Corp.†	10,602	419,415
Healthcare Services Group, Inc.†	32,085	602,557
John Wiley & Sons, Inc., Class A	13,338	484,970
Kelly Services, Inc., Class A	16,456	142,180
Laureate Education, Inc.†	21,911	677,050
Perdoceo Education Corp.	7,844	219,318
PROG Holdings, Inc.	15,335	441,341
		3,979,342
Computers — 0.5%
NCR Voyix Corp.#†	26,337	266,267
OneSpan, Inc.	25,859	315,480
Unisys Corp.†	62,714	168,074
V2X, Inc.†	8,079	443,133
		1,192,954
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.1%
Prestige Consumer Healthcare, Inc.†	2,896	$ 172,457
Distribution/Wholesale — 1.6%
Hudson Technologies, Inc.†	11,987	81,511
OPENLANE, Inc.†	7,618	193,802
Resideo Technologies, Inc.†	46,814	1,544,394
Rush Enterprises, Inc., Class A	14,799	770,436
WESCO International, Inc.	4,451	1,190,242
		3,780,385
Diversified Financial Services — 2.4%
BGC Group, Inc., Class A	28,799	250,551
Burford Capital, Ltd.#	28,959	277,138
Enact Holdings, Inc.	10,739	415,707
Encore Capital Group, Inc.†	5,130	266,196
Enova International, Inc.†	8,008	1,049,769
LendingClub Corp.†	16,641	301,202
Marex Group PLC	9,578	333,218
Nelnet, Inc., Class A	3,002	387,978
PennyMac Financial Services, Inc.	7,930	1,067,140
Radian Group, Inc.	27,220	967,671
StoneX Group, Inc.†	3,492	316,410
Virtus Investment Partners, Inc.	1,827	291,571
		5,924,551
Electric — 3.3%
Avista Corp.	2,929	121,202
Black Hills Corp.	17,055	1,258,488
Clearway Energy, Inc., Class A	13,592	464,846
Clearway Energy, Inc., Class C#	2,926	107,150
IDACORP, Inc.	8,283	1,091,534
Northwestern Energy Group, Inc.	5,372	371,152
Oklo, Inc.†	8,801	804,235
Otter Tail Corp.	15,524	1,276,073
Portland General Electric Co.	30,145	1,531,969
Unitil Corp.	21,018	1,055,734
		8,082,383
Electrical Components & Equipment — 0.7%
EnerSys	10,856	1,553,602
nLight, Inc.†	5,427	191,193
		1,744,795
Electronics — 2.8%
Atkore, Inc.	12,139	812,706
Benchmark Electronics, Inc.	11,738	527,388
CTS Corp.	2,259	95,624
Kimball Electronics, Inc.†	11,975	346,078
Knowles Corp.†	63,411	1,425,479
Plexus Corp.†	3,155	451,007
Sanmina Corp.†	10,457	1,633,017
TTM Technologies, Inc.†	16,942	1,188,990
Turtle Beach Corp.#†	13,993	194,223
Vishay Intertechnology, Inc.	19,284	263,612
		6,938,124
Energy-Alternate Sources — 0.3%
Nextpower, Inc., Class A†	1,119	102,523
Sunrun, Inc.†	35,065	710,066
		812,589
Engineering & Construction — 1.9%
Arcosa, Inc.	7,952	847,206
Fluor Corp.†	13,907	597,028
MYR Group, Inc.†	5,287	1,185,980

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Primoris Services Corp.	7,341	$ 929,077
Tutor Perini Corp.†	15,810	1,083,775
		4,643,066
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A†	86,889	212,878
Brightstar Lottery PLC	13,846	216,552
Cinemark Holdings, Inc.#	3,593	98,376
Marriott Vacations Worldwide Corp.	8,333	454,982
United Parks & Resorts, Inc.#†	13,389	483,209
		1,465,997
Food — 0.3%
United Natural Foods, Inc.†	17,340	646,955
Gas — 1.9%
Chesapeake Utilities Corp.	4,724	656,920
New Jersey Resources Corp.	23,742	1,141,515
Southwest Gas Holdings, Inc.	29,133	2,419,496
Spire, Inc.	5,846	518,306
		4,736,237
Healthcare-Products — 2.3%
10X Genomics, Inc., Class A#†	48,677	915,615
Alphatec Holdings, Inc.†	41,169	928,361
Beta Bionics, Inc.†	21,873	685,500
Embecta Corp.	7,417	94,604
GRAIL, Inc.†	5,134	566,742
LivaNova PLC†	9,400	599,814
Omnicell, Inc.†	29,969	1,094,168
OraSure Technologies, Inc.†	37,316	88,812
Orthofix Medical, Inc.†	23,424	376,892
Varex Imaging Corp.†	24,716	285,964
		5,636,472
Healthcare-Services — 1.1%
Strata Critical Medical, Inc. †	22,928	99,507
Enhabit, Inc.†	29,086	260,029
Fortrea Holdings, Inc.†	31,625	401,954
Fulgent Genetics, Inc.†	3,929	116,220
Pediatrix Medical Group, Inc. †	58,744	1,415,143
Teladoc Health, Inc.#†	54,081	410,475
		2,703,328
Home Builders — 2.7%
Beazer Homes USA, Inc.†	8,713	199,266
Century Communities, Inc.	6,705	437,770
Green Brick Partners, Inc.†	6,048	410,538
KB Home	14,977	963,471
LCI Industries	2,121	241,094
LGI Homes, Inc.†	1,803	93,792
M/I Homes, Inc.†	7,734	1,064,121
Meritage Homes Corp.	9,550	697,914
Taylor Morrison Home Corp.†	20,374	1,277,246
Tri Pointe Homes, Inc.†	38,150	1,301,678
		6,686,890
Home Furnishings — 0.5%
Daktronics, Inc.†	24,475	463,312
MillerKnoll, Inc.	23,537	372,591
Xperi, Inc.#†	64,151	371,434
		1,207,337
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.0%
ACCO Brands Corp.	14,859	$ 51,115
Housewares — 0.1%
Central Garden & Pet Co., Class A†	9,595	296,869
Insurance — 3.1%
CNO Financial Group, Inc.	29,280	1,198,430
Essent Group, Ltd.	19,858	1,246,288
Fidelis Insurance Holdings, Ltd.	25,164	479,123
Hamilton Insurance Group, Ltd., Class B†	20,014	545,982
Heritage Insurance Holdings, Inc.†	5,319	154,517
Horace Mann Educators Corp.	4,459	204,133
Jackson Financial, Inc., Class A	15,477	1,516,901
Mercury General Corp.	3,166	294,818
NMI Holdings, Inc.†	18,087	690,019
RLI Corp.	3,505	216,118
Safety Insurance Group, Inc.	4,553	346,119
Selective Insurance Group, Inc.	1,446	113,598
SiriusPoint, Ltd.†	15,809	328,827
Stewart Information Services Corp.	3,008	230,503
Universal Insurance Holdings, Inc.	3,611	119,632
		7,685,008
Internet — 0.3%
Cars.com, Inc.#†	17,298	200,657
QuinStreet, Inc.†	3,522	49,167
RealReal, Inc.†	24,669	357,207
Shutterstock, Inc.	2,688	55,964
		662,995
Investment Companies — 2.4%
Cipher Mining, Inc.#†	63,067	1,283,413
Cleanspark, Inc.#†	74,096	1,118,850
HA Sustainable Infrastructure Capital, Inc.#	20,014	687,681
Hut 8 Corp.†	15,671	705,195
MARA Holdings, Inc.#†	76,096	898,694
Riot Platforms, Inc.†	60,233	971,558
Terawulf, Inc.#†	17,051	264,461
		5,929,852
Iron/Steel — 0.6%
Commercial Metals Co.	23,944	1,527,148
Leisure Time — 1.0%
MasterCraft Boat Holdings, Inc.†	8,233	152,146
Peloton Interactive, Inc., Class A†	73,220	497,164
Polaris, Inc.#	14,304	949,213
Topgolf Callaway Brands Corp.†	68,369	880,593
		2,479,116
Machinery-Construction & Mining — 0.2%
Terex Corp.	9,968	460,621
Machinery-Diversified — 0.1%
Thermon Group Holdings, Inc.†	8,724	306,212
Media — 0.4%
AMC Networks, Inc., Class A†	11,449	102,125
Gray Media, Inc.#	21,713	106,828
Scholastic Corp.	14,884	439,673
Sphere Entertainment Co.#†	4,677	395,628
		1,044,254
Metal Fabricate/Hardware — 0.5%
Hillman Solutions Corp.†	51,767	452,961

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Mueller Industries, Inc.	5,678	$ 623,842
Worthington Enterprises, Inc.	3,157	173,193
		1,249,996
Mining — 2.5%
Centrus Energy Corp., Class A#†	559	144,949
Coeur Mining, Inc.†	93,327	1,611,757
Constellium SE†	67,797	1,139,668
Energy Fuels, Inc.#†	31,173	448,891
Hecla Mining Co.	101,091	1,700,351
Ivanhoe Electric, Inc.†	1,903	27,232
SSR Mining, Inc.†	39,162	911,691
		5,984,539
Miscellaneous Manufacturing — 0.7%
Avient Corp.	11,285	345,208
Hillenbrand, Inc.	12,420	395,453
Materion Corp.	6,954	849,709
		1,590,370
Multi-National — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	7,771	348,918
Office Furnishings — 0.2%
Steelcase, Inc., Class A	35,815	583,426
Oil & Gas — 3.2%
Berry Corp.	70,177	237,900
California Resources Corp.	4,011	191,646
Chord Energy Corp.	2,904	272,569
CNX Resources Corp.#†	28,246	1,097,075
Gulfport Energy Corp.†	3,563	792,732
Magnolia Oil & Gas Corp., Class A	21,036	486,773
Murphy Oil Corp.#	12,605	404,242
Noble Corp. PLC#	7,212	220,831
Ovintiv, Inc.	5,792	237,240
Par Pacific Holdings, Inc.†	27,109	1,237,526
Patterson-UTI Energy, Inc.	59,117	343,470
PBF Energy, Inc., Class A	13,822	476,583
SM Energy Co.	9,590	182,689
Transocean, Ltd.†	279,209	1,231,312
Valaris, Ltd.#†	8,483	478,526
		7,891,114
Oil & Gas Services — 1.9%
Bristow Group, Inc.†	12,749	478,215
DMC Global, Inc.#†	9,536	59,219
DNOW, Inc.†	79,517	1,110,057
Forum Energy Technologies, Inc.†	14,683	461,046
Helix Energy Solutions Group, Inc.†	10,300	68,598
Liberty Energy, Inc.	50,391	895,952
Mammoth Energy Services, Inc.†	20,264	37,286
National Energy Services Reunited Corp.†	19,638	273,754
Oceaneering International, Inc.†	5,826	142,154
Oil States International, Inc.†	61,029	384,483
ProPetro Holding Corp.†	53,774	514,617
Ranger Energy Services, Inc., Class A	24,320	328,563
		4,753,944
Packaging & Containers — 0.4%
Greif, Inc., Class A	7,888	517,690
O-I Glass, Inc.†	29,932	403,483
		921,173
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.†	45,363	$ 128,377
Agios Pharmaceuticals, Inc.†	14,343	418,816
BellRing Brands, Inc.†	4,181	129,151
Cidara Therapeutics, Inc.†	2,658	584,441
Enanta Pharmaceuticals, Inc.†	12,958	182,967
Nature's Sunshine Products, Inc.†	13,074	269,063
ORIC Pharmaceuticals, Inc.†	63,754	757,398
Supernus Pharmaceuticals, Inc.†	8,659	394,764
Vanda Pharmaceuticals, Inc.†	35,868	192,252
Vaxcyte, Inc.†	20,677	1,025,786
		4,083,015
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	13,529	379,895
New Fortress Energy, Inc.#†	44,633	54,452
		434,347
Real Estate — 0.6%
Cushman & Wakefield, Ltd.†	23,664	396,372
Newmark Group, Inc., Class A	53,743	934,053
RE/MAX Holdings, Inc., Class A†	22,909	188,312
		1,518,737
REITS — 10.7%
Adamas Trust, Inc.	28,111	214,206
Agree Realty Corp.	1,142	85,901
Alexander & Baldwin, Inc.	51,760	809,009
American Assets Trust, Inc.	17,790	346,905
American Healthcare REIT, Inc.	1,273	64,643
Apollo Commercial Real Estate Finance, Inc.	23,643	239,504
BrightSpire Capital, Inc.	104,118	584,102
Broadstone Net Lease, Inc.	77,139	1,355,332
CareTrust REIT, Inc.	35,060	1,315,802
Centerspace	2,806	187,329
Chatham Lodging Trust	39,850	270,183
Community Healthcare Trust, Inc.	5,105	79,536
COPT Defense Properties	55,624	1,709,325
Curbline Properties Corp.	30,984	741,757
DiamondRock Hospitality Co.	93,068	847,849
Ellington Financial, Inc.#	23,394	320,498
Empire State Realty Trust, Inc., Class A	39,442	277,277
Essential Properties Realty Trust, Inc.	47,582	1,506,446
Four Corners Property Trust, Inc.	12,479	299,995
Getty Realty Corp.	13,298	378,594
Independence Realty Trust, Inc.	39,700	680,855
InvenTrust Properties Corp.	19,948	569,316
Kite Realty Group Trust	43,732	1,011,958
KKR Real Estate Finance Trust, Inc.	21,157	179,623
Ladder Capital Corp.	140,933	1,557,310
LTC Properties, Inc.	4,580	167,124
LXP Industrial Trust	19,386	940,221
Macerich Co.	29,148	506,009
National Health Investors, Inc.	3,149	250,282
NETSTREIT Corp.#	18,593	340,810
Outfront Media, Inc.	12,174	286,454
Phillips Edison & Co., Inc.	29,620	1,051,510
Piedmont Office Realty Trust, Inc.	85,071	743,521
Postal Realty Trust, Inc., Class A	11,362	176,565
PotlatchDeltic Corp.	17,415	700,780
RLJ Lodging Trust#	23,355	176,097
Ryman Hospitality Properties, Inc.	6,534	623,540
Sabra Health Care REIT, Inc.	46,126	899,918
SL Green Realty Corp.	11,157	525,829
Smartstop Self Storage REIT, Inc.	14,073	459,906

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Tanger, Inc.	11,867	$ 398,494
Terreno Realty Corp.	10,206	640,835
TPG RE Finance Trust, Inc.	34,787	316,214
UMH Properties, Inc.	7,145	108,104
Veris Residential, Inc.	12,105	182,301
Xenia Hotels & Resorts, Inc.	74,200	1,037,316
		26,165,085
Retail — 3.6%
American Eagle Outfitters, Inc.	41,047	837,359
Asbury Automotive Group, Inc.†	3,060	711,664
Biglari Holdings, Inc., Class B†	1,087	319,480
Black Rock Coffee Bar, Inc.†	4,585	104,309
BlueLinx Holdings, Inc.†	2,230	139,130
Buckle, Inc.	6,358	359,100
Clean Energy Fuels Corp.†	149,430	325,757
EVgo, Inc.†	41,905	135,772
Genesco, Inc.†	10,008	358,787
Group 1 Automotive, Inc.	1,001	401,441
Jack in the Box, Inc.#	19,905	392,328
Kohl's Corp.	25,695	631,840
National Vision Holdings, Inc.†	13,153	379,464
Signet Jewelers, Ltd.	18,449	1,847,852
Sonic Automotive, Inc., Class A	3,374	212,663
Urban Outfitters, Inc.†	14,263	1,056,460
Victoria's Secret & Co.†	16,790	693,931
		8,907,337
Savings & Loans — 1.7%
Beacon Financial Corp.	13,854	354,524
Axos Financial, Inc.†	9,625	790,983
Banc of California, Inc.	61,436	1,132,880
Capitol Federal Financial, Inc.	32,665	215,916
HomeTrust Bancshares, Inc.	5,508	225,883
OceanFirst Financial Corp.	45,626	860,050
Provident Financial Services, Inc.	6,700	128,506
Southern Missouri Bancorp, Inc.	2,581	145,284
WSFS Financial Corp.	6,788	378,838
		4,232,864
Semiconductors — 0.8%
Ambarella, Inc.†	3,521	261,188
Diodes, Inc.†	14,873	687,281
Navitas Semiconductor Corp.†	18,421	160,999
Penguin Solutions, Inc.†	8,986	181,787
Veeco Instruments, Inc.†	9,943	290,634
Vishay Precision Group, Inc.#†	13,258	452,628
		2,034,517
Software — 2.1%
Adeia, Inc.	44,406	549,302
BigBear.ai Holdings, Inc.#†	43,868	278,123
Bullish†	8,321	362,962
Cerence, Inc.†	10,764	119,265
Consensus Cloud Solutions, Inc.†	9,443	206,235
Digital Turbine, Inc.†	31,159	149,252
GigaCloud Technology, Inc., Class A#†	19,878	737,474
Health Catalyst, Inc.†	28,047	83,861
IBEX Holdings, Ltd.†	6,872	241,826
LiveRamp Holdings, Inc.†	27,325	788,326
McGraw Hill, Inc.†	63,635	1,116,794
Security Description	Shares or Principal Amount	Value

Software (continued)
ON24, Inc.†	43,177	$ 244,382
Porch Group, Inc.†	24,660	238,955
		5,116,757
Telecommunications — 1.5%
DigitalBridge Group, Inc.#	20,228	196,414
EchoStar Corp., Class A#†	22,185	1,625,939
Lumen Technologies, Inc.†	17,908	145,234
NETGEAR, Inc.†	21,970	581,106
Spok Holdings, Inc.	8,955	118,922
Telephone & Data Systems, Inc.	7,112	286,400
Viasat, Inc.†	18,320	628,926
		3,582,941
Toys/Games/Hobbies — 0.1%
Funko, Inc., Class A†	39,351	124,349
Transportation — 2.1%
ArcBest Corp.	5,517	354,026
Costamare Bulkers Holdings, Ltd.†	3,044	50,135
Costamare, Inc.	56,757	866,679
International Seaways, Inc.#	7,870	416,874
Matson, Inc.	4,737	516,238
Radiant Logistics, Inc.†	31,174	194,526
Safe Bulkers, Inc.	26,665	141,058
Scorpio Tankers, Inc.	3,256	186,666
Teekay Corp., Ltd.	49,681	482,403
Teekay Tankers, Ltd., Class A	26,345	1,519,316
World Kinect Corp.	15,724	364,482
		5,092,403
Trucking & Leasing — 0.3%
GATX Corp.	4,893	782,537
Water — 0.7%
American States Water Co.	3,935	290,285
Consolidated Water Co., Ltd.	40,299	1,379,435
		1,669,720
Total Long-Term Investment Securities (cost $210,562,972)		241,205,997
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2) (cost $1,990,655)	1,990,655	1,990,655
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $3,464,629 and collateralized by $3,591,700 of United States Treasury Notes, bearing interest at 1.88% due 02/28/2027 and having an approximate value of $3,533,654 (cost $3,464,294)	$3,464,294	3,464,294
TOTAL INVESTMENTS (cost $216,017,921)(3)	100.7%	246,660,946
Other assets less liabilities	(0.7)	(1,606,026)
NET ASSETS	100.0%	$245,054,920
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $14,242,749. This was secured by collateral of $1,990,655, which was received in cash and subsequently invested in short-term investments currently valued at $1,990,655 as reported in the Portfolio of Investments. Additional collateral of $12,424,355 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$35,789
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	530,405
Federal National Mtg. Assoc.	0.64%	12/30/2025	36,529
United States Treasury Bills	0.00%	12/04/2025 to 10/29/2026	10,105
United States Treasury Notes/Bonds	0.13% to 6.13%	03/31/2026 to 08/15/2055	11,811,527
(3)	See Note 4 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	E-Mini Russell 2000 Index	December 2025	$3,645,440	$3,757,650	$112,210
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$13,957,322	$—	$0	$13,957,322
Other Industries	227,248,675	—	—	227,248,675
Short-Term Investments	1,990,655	—	—	1,990,655
Repurchase Agreements	—	3,464,294	—	3,464,294
Total Investments at Value	$243,196,652	$3,464,294	$0	$246,660,946
Other Financial Instruments:†
Futures Contracts	$112,210	$—	$—	$112,210
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Advertising — 0.1%
Omnicom Group, Inc.#	36,616	$ 2,622,438
Trade Desk, Inc., Class A†	51,106	2,021,753
		4,644,191
Aerospace/Defense — 2.0%
Boeing Co.†	86,428	16,334,892
General Dynamics Corp.	28,857	9,858,417
General Electric Co.	120,563	35,982,027
Howmet Aerospace, Inc.	46,077	9,426,894
L3Harris Technologies, Inc.	21,385	5,959,786
Lockheed Martin Corp.	23,483	10,751,926
Northrop Grumman Corp.	15,381	8,801,777
RTX Corp.	151,876	26,564,631
TransDigm Group, Inc.	6,441	8,760,855
		132,441,205
Agriculture — 0.7%
Altria Group, Inc.	192,009	11,330,451
Archer-Daniels-Midland Co.	54,652	3,319,563
Bunge Global SA	15,024	1,443,356
Philip Morris International, Inc.	176,653	27,819,314
		43,912,684
Airlines — 0.2%
Delta Air Lines, Inc.	75,156	4,817,500
Southwest Airlines Co.#	62,478	2,174,859
United Airlines Holdings, Inc.†	36,015	3,672,089
		10,664,448
Apparel — 0.2%
Deckers Outdoor Corp.†	17,820	1,568,695
NIKE, Inc., Class B	135,789	8,776,043
Ralph Lauren Corp.	4,509	1,656,291
Tapestry, Inc.	22,789	2,490,382
		14,491,411
Auto Manufacturers — 2.5%
Cummins, Inc.	15,715	7,825,756
Ford Motor Co.	446,795	5,933,437
General Motors Co.	108,821	8,000,520
PACCAR, Inc.	59,631	6,286,300
Tesla, Inc.†	319,605	137,484,483
		165,530,496
Auto Parts & Equipment — 0.0%
Aptiv PLC†	24,335	1,887,179
Banks — 4.5%
Bank of America Corp.	775,146	41,586,583
Bank of New York Mellon Corp.	80,609	9,036,269
Citigroup, Inc.	210,413	21,798,787
Citizens Financial Group, Inc.	48,219	2,608,648
Fifth Third Bancorp	77,319	3,360,284
Goldman Sachs Group, Inc.	34,352	28,376,126
Huntington Bancshares, Inc.	176,977	2,884,725
JPMorgan Chase & Co.	313,182	98,051,020
KeyCorp	106,458	1,956,698
M&T Bank Corp.	18,280	3,477,222
Morgan Stanley	137,471	23,323,330
Northern Trust Corp.	22,161	2,910,626
PNC Financial Services Group, Inc.	44,868	8,557,225
Regions Financial Corp.	101,129	2,573,733
State Street Corp.	31,992	3,807,688
Truist Financial Corp.	147,381	6,853,216
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	177,870	$ 8,724,523
Wells Fargo & Co.	363,842	31,235,836
		301,122,539
Beverages — 1.0%
Brown-Forman Corp., Class B#	16,475	477,445
Coca-Cola Co.	439,955	32,169,510
Constellation Brands, Inc., Class A	16,985	2,316,414
Keurig Dr Pepper, Inc.	155,267	4,331,949
Molson Coors Beverage Co., Class B	17,872	831,227
Monster Beverage Corp.†	81,325	6,098,562
PepsiCo, Inc.	155,138	23,075,226
		69,300,333
Biotechnology — 1.1%
Amgen, Inc.	61,534	21,257,536
Biogen, Inc.†	16,200	2,949,858
Corteva, Inc.	77,437	5,224,674
Gilead Sciences, Inc.	141,823	17,847,006
Incyte Corp.†	18,434	1,925,616
Moderna, Inc.†	36,223	941,074
Regeneron Pharmaceuticals, Inc.	11,644	9,084,532
Vertex Pharmaceuticals, Inc.†	29,305	12,706,941
		71,937,237
Building Materials — 0.6%
Builders FirstSource, Inc.†	13,179	1,479,079
Carrier Global Corp.	89,656	4,920,321
Johnson Controls International PLC	74,795	8,699,407
Lennox International, Inc.	3,789	1,890,218
Martin Marietta Materials, Inc.	6,893	4,295,993
Masco Corp.	24,548	1,592,429
Mohawk Industries, Inc.†	6,765	784,064
Trane Technologies PLC	25,433	10,719,501
Vulcan Materials Co.	14,971	4,449,980
		38,830,992
Chemicals — 0.9%
Air Products & Chemicals, Inc.	25,080	6,547,134
Albemarle Corp.	13,071	1,699,099
CF Industries Holdings, Inc.	17,759	1,397,633
Dow, Inc.	81,404	1,941,485
DuPont de Nemours, Inc.	48,471	1,927,692
Ecolab, Inc.	29,176	8,028,068
International Flavors & Fragrances, Inc.	30,444	2,115,249
Linde PLC	53,132	21,801,122
LyondellBasell Industries NV, Class A	30,321	1,485,426
Mosaic Co.	35,067	858,791
PPG Industries, Inc.	26,510	2,652,061
Qnity Electronics, Inc.	24,235	1,965,216
Sherwin-Williams Co.	26,504	9,109,160
Solstice Advanced Materials, Inc.†	18,907	901,486
		62,429,622
Commercial Services — 1.3%
Automatic Data Processing, Inc.	46,296	11,819,369
Block, Inc.†	62,807	4,195,508
Cintas Corp.	39,151	7,282,869
Corpay, Inc.†	7,698	2,277,068
Equifax, Inc.	14,542	3,088,284
Global Payments, Inc.	26,891	2,037,262
Moody's Corp.	17,591	8,633,311
PayPal Holdings, Inc.	109,199	6,845,685
Quanta Services, Inc.	17,011	7,908,074

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Rollins, Inc.	32,897	$ 2,022,508
S&P Global, Inc.	35,718	17,817,210
United Rentals, Inc.	7,354	5,994,834
Verisk Analytics, Inc.	15,801	3,556,331
		83,478,313
Computers — 8.7%
Accenture PLC, Class A	71,191	17,797,750
Apple, Inc.	1,690,242	471,323,982
Cognizant Technology Solutions Corp., Class A	55,787	4,335,208
Crowdstrike Holdings, Inc., Class A†	28,489	14,505,459
Dell Technologies, Inc., Class C	34,176	4,557,369
EPAM Systems, Inc.†	6,037	1,128,919
Fortinet, Inc.†	73,306	5,947,316
Gartner, Inc.†	8,677	2,019,485
Hewlett Packard Enterprise Co.	149,985	3,280,172
HP, Inc.	105,142	2,567,568
International Business Machines Corp.	105,829	32,656,713
Leidos Holdings, Inc.	14,639	2,797,513
NetApp, Inc.	22,617	2,523,152
Sandisk Corp.†	15,714	3,508,622
Seagate Technology Holdings PLC	24,288	6,720,247
Super Micro Computer, Inc.†	57,338	1,940,891
Western Digital Corp.	39,409	6,436,672
		584,047,038
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	92,379	7,426,348
Estee Lauder Cos., Inc., Class A	28,070	2,640,545
Kenvue, Inc.	216,862	3,762,556
Procter & Gamble Co.	266,401	39,469,972
		53,299,421
Distribution/Wholesale — 0.2%
Copart, Inc.†	100,076	3,900,962
Fastenal Co.	130,063	5,254,545
LKQ Corp.	27,114	805,015
Pool Corp.	3,691	899,128
WW Grainger, Inc.	4,943	4,689,078
		15,548,728
Diversified Financial Services — 3.8%
American Express Co.	61,490	22,460,452
Ameriprise Financial, Inc.	10,775	4,910,599
Apollo Global Management, Inc.	52,007	6,857,123
Blackrock, Inc.	16,461	17,239,605
Capital One Financial Corp.	73,094	16,012,703
Cboe Global Markets, Inc.	11,887	3,068,867
Charles Schwab Corp.	195,029	18,085,039
CME Group, Inc.	41,191	11,593,619
Coinbase Global, Inc., Class A†	25,849	7,052,124
Franklin Resources, Inc.	31,332	707,790
Interactive Brokers Group, Inc., Class A	49,659	3,228,828
Intercontinental Exchange, Inc.	65,427	10,291,667
Invesco, Ltd.	48,744	1,191,791
Mastercard, Inc., Class A	93,993	51,745,966
Nasdaq, Inc.	51,669	4,697,746
Raymond James Financial, Inc.	20,128	3,150,837
Synchrony Financial	41,875	3,239,450
T. Rowe Price Group, Inc.	24,806	2,539,638
Visa, Inc., Class A	193,471	64,704,441
		252,778,285
Security Description	Shares or Principal Amount	Value

Electric — 2.2%
AES Corp.	76,979	$ 1,082,325
Alliant Energy Corp.	30,164	2,095,493
Ameren Corp.	30,908	3,287,066
American Electric Power Co., Inc.	61,126	7,565,565
CenterPoint Energy, Inc.	73,583	2,941,848
CMS Energy Corp.	33,129	2,499,252
Consolidated Edison, Inc.	41,786	4,193,643
Constellation Energy Corp.	35,708	13,010,567
Dominion Energy, Inc.	97,546	6,122,962
DTE Energy Co.	23,772	3,257,477
Duke Energy Corp.	88,881	11,015,911
Edison International	42,833	2,522,435
Entergy Corp.	50,937	4,967,376
Evergy, Inc.	26,978	2,094,842
Eversource Energy	41,581	2,793,412
Exelon Corp.	115,440	5,439,533
FirstEnergy Corp.	57,082	2,723,953
NextEra Energy, Inc.	235,375	20,310,509
NRG Energy, Inc.	22,376	3,792,508
PG&E Corp.	254,294	4,099,219
Pinnacle West Capital Corp.	12,428	1,129,208
PPL Corp.#	84,095	3,103,105
Public Service Enterprise Group, Inc.	57,044	4,764,315
Sempra	74,573	7,063,555
Southern Co.	125,734	11,456,882
Vistra Corp.	36,403	6,511,041
WEC Energy Group, Inc.	37,273	4,177,185
Xcel Energy, Inc.	66,030	5,421,723
		149,442,910
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	26,637	5,271,196
Eaton Corp. PLC	43,940	15,198,407
Emerson Electric Co.	64,327	8,579,935
Generac Holdings, Inc.†	6,691	1,014,556
		30,064,094
Electronics — 0.9%
Allegion PLC	10,047	1,668,103
Amphenol Corp., Class A	139,550	19,662,595
Fortive Corp.	37,466	2,003,682
Garmin, Ltd.	18,871	3,685,884
Honeywell International, Inc.	72,568	13,946,844
Hubbell, Inc.	6,006	2,591,169
Jabil, Inc.	12,343	2,600,793
Keysight Technologies, Inc.†	19,974	3,953,853
Mettler-Toledo International, Inc.†	2,372	3,502,780
TE Connectivity PLC	33,773	7,637,764
Trimble, Inc.†	26,700	2,173,914
		63,427,381
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	11,987	3,271,492
Engineering & Construction — 0.1%
EMCOR Group, Inc.	5,013	3,083,346
Jacobs Solutions, Inc.	13,047	1,758,866
		4,842,212
Entertainment — 0.1%
Live Nation Entertainment, Inc.#†	17,499	2,300,243
TKO Group Holdings, Inc.	7,583	1,470,268
		3,770,511

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	19,461	$ 2,048,075
Republic Services, Inc.	22,778	4,944,193
Veralto Corp.	27,954	2,829,504
Waste Management, Inc.	42,360	9,228,973
		19,050,745
Food — 0.6%
Campbell’s Co.	25,404	774,314
Conagra Brands, Inc.	50,075	893,839
General Mills, Inc.	59,376	2,811,453
Hershey Co.	16,784	3,156,735
Hormel Foods Corp.	28,902	670,815
J.M. Smucker Co.	11,940	1,243,909
Kellanova	29,837	2,495,567
Kraft Heinz Co.	96,608	2,464,470
Kroger Co.	69,279	4,661,091
Lamb Weston Holdings, Inc.	14,935	882,061
McCormick & Co., Inc.	29,854	2,014,548
Mondelez International, Inc., Class A	147,896	8,514,373
Sysco Corp.	55,316	4,215,079
Tyson Foods, Inc., Class A	33,253	1,930,337
		36,728,591
Forest Products & Paper — 0.0%
International Paper Co.	58,638	2,315,028
Gas — 0.1%
Atmos Energy Corp.	18,093	3,191,063
NiSource, Inc.	51,263	2,262,236
		5,453,299
Hand/Machine Tools — 0.1%
Snap-on, Inc.	6,153	2,092,328
Stanley Black & Decker, Inc.	17,379	1,242,946
		3,335,274
Healthcare-Products — 2.8%
Abbott Laboratories	198,932	25,642,335
Agilent Technologies, Inc.	32,252	4,950,682
Align Technology, Inc.†	8,023	1,180,905
Baxter International, Inc.	57,800	1,083,172
Bio-Techne Corp.	16,922	1,091,638
Boston Scientific Corp.†	169,362	17,203,792
Cooper Cos., Inc.†	23,064	1,797,378
Danaher Corp.	71,954	16,317,728
Edwards Lifesciences Corp.†	66,070	5,726,287
GE HealthCare Technologies, Inc.	51,119	4,089,009
Hologic, Inc.†	25,934	1,944,272
IDEXX Laboratories, Inc.†	9,095	6,847,444
Insulet Corp.†	7,781	2,545,865
Intuitive Surgical, Inc.†	40,615	23,291,890
Medtronic PLC	146,447	15,425,263
ResMed, Inc.	16,686	4,268,779
Revvity, Inc.#	13,741	1,434,698
Solventum Corp.†	17,844	1,521,379
STERIS PLC	11,121	2,961,300
Stryker Corp.	39,327	14,597,396
Thermo Fisher Scientific, Inc.	42,821	25,299,931
Waters Corp.†	7,006	2,826,361
West Pharmaceutical Services, Inc.	8,476	2,349,971
Zimmer Biomet Holdings, Inc.	21,416	2,088,488
		186,485,963
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.2%
Centene Corp.†	54,068	$ 2,127,035
Charles River Laboratories International, Inc.†	5,328	949,130
Cigna Group	30,510	8,459,813
DaVita, Inc.†	4,136	494,997
Elevance Health, Inc.	25,738	8,706,136
HCA Healthcare, Inc.	18,722	9,516,205
Humana, Inc.	14,016	3,444,712
IQVIA Holdings, Inc.†	19,409	4,464,264
Labcorp Holdings, Inc.	9,257	2,488,096
Molina Healthcare, Inc.†	6,496	963,097
Quest Diagnostics, Inc.	13,194	2,496,041
UnitedHealth Group, Inc.	102,907	33,935,641
Universal Health Services, Inc., Class B	6,501	1,583,839
		79,629,006
Home Builders — 0.2%
D.R. Horton, Inc.	31,168	4,956,024
Lennar Corp., Class A	25,258	3,316,375
NVR, Inc.†	313	2,349,782
PulteGroup, Inc.	22,598	2,874,239
		13,496,420
Household Products/Wares — 0.1%
Avery Dennison Corp.	9,267	1,597,353
Church & Dwight Co., Inc.	27,404	2,333,724
Clorox Co.	14,272	1,540,520
Kimberly-Clark Corp.	37,891	4,134,666
		9,606,263
Insurance — 3.4%
Aflac, Inc.	54,677	6,031,420
Allstate Corp.	30,118	6,414,532
American International Group, Inc.	76,606	5,834,313
Aon PLC, Class A	24,624	8,714,926
Arch Capital Group, Ltd.†	42,005	3,945,110
Arthur J. Gallagher & Co.	29,302	7,255,761
Assurant, Inc.	5,580	1,273,133
Berkshire Hathaway, Inc., Class B†	208,853	107,310,760
Brown & Brown, Inc.	34,212	2,751,671
Chubb, Ltd.	41,716	12,355,445
Cincinnati Financial Corp.	17,655	2,958,801
Erie Indemnity Co., Class A	2,502	739,316
Everest Group, Ltd.	4,947	1,554,793
Globe Life, Inc.	9,350	1,259,726
Hartford Insurance Group, Inc.	32,378	4,436,757
Loews Corp.	18,721	2,019,434
Marsh & McLennan Cos., Inc.	56,192	10,308,422
MetLife, Inc.	62,196	4,761,726
Principal Financial Group, Inc.	22,334	1,894,370
Progressive Corp.	66,131	15,130,111
Prudential Financial, Inc.	40,111	4,342,016
Travelers Cos., Inc.	25,610	7,500,145
W.R. Berkley Corp.	33,460	2,599,507
Willis Towers Watson PLC	11,025	3,539,025
		224,931,220
Internet — 14.5%
Airbnb, Inc., Class A†	48,056	5,622,071
Alphabet, Inc., Class A	662,525	212,127,255
Alphabet, Inc., Class C	531,865	170,260,624
Amazon.com, Inc.†	1,105,356	257,791,126
AppLovin Corp., Class A†	30,943	18,549,710
Booking Holdings, Inc.	3,704	18,204,012
CDW Corp.	14,747	2,126,812

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
DoorDash, Inc., Class A†	42,310	$ 8,393,035
eBay, Inc.	52,235	4,324,536
Expedia Group, Inc.	13,120	3,354,653
F5, Inc.†	6,782	1,621,983
Gen Digital, Inc.	63,601	1,677,158
GoDaddy, Inc., Class A†	15,553	1,988,607
Match Group, Inc.	27,282	908,763
Meta Platforms, Inc., Class A	247,033	160,065,032
Netflix, Inc.†	483,925	52,060,652
Palo Alto Networks, Inc.†	75,388	14,333,520
Robinhood Markets, Inc., Class A†	88,463	11,366,611
Uber Technologies, Inc.†	236,219	20,678,611
VeriSign, Inc.	9,816	2,473,534
		967,928,305
Iron/Steel — 0.1%
Nucor Corp.	26,007	4,147,856
Steel Dynamics, Inc.	15,530	2,606,400
		6,754,256
Leisure Time — 0.2%
Carnival Corp.†	120,453	3,105,279
Norwegian Cruise Line Holdings, Ltd.†	46,044	849,972
Royal Caribbean Cruises, Ltd.	28,873	7,687,436
		11,642,687
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	26,882	7,662,176
Las Vegas Sands Corp.	36,379	2,479,593
Marriott International, Inc., Class A	25,753	7,849,257
MGM Resorts International†	23,120	815,905
Wynn Resorts, Ltd.	9,781	1,258,619
		20,065,550
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	53,192	30,625,826
GE Vernova, Inc.	31,115	18,661,844
		49,287,670
Machinery-Diversified — 0.6%
Deere & Co.	28,788	13,371,738
Dover Corp.	15,562	2,883,327
IDEX Corp.	8,589	1,493,885
Ingersoll Rand, Inc.	40,448	3,249,592
Nordson Corp.	6,088	1,446,874
Otis Worldwide Corp.	44,716	3,973,017
Rockwell Automation, Inc.	12,851	5,087,197
Westinghouse Air Brake Technologies Corp.	19,154	3,994,567
Xylem, Inc.	27,052	3,805,405
		39,305,602
Media — 0.7%
Charter Communications, Inc., Class A#†	10,232	2,047,628
Comcast Corp., Class A	420,935	11,234,755
FactSet Research Systems, Inc.	4,461	1,236,902
Fox Corp., Class A	24,558	1,608,549
Fox Corp., Class B	17,034	992,401
News Corp., Class A	42,325	1,086,906
News Corp., Class B#	14,424	424,498
Paramount Skydance Corp., Class B	37,803	605,604
Walt Disney Co.	205,502	21,468,794
Warner Bros. Discovery, Inc.†	282,978	6,791,472
		47,497,509
Security Description	Shares or Principal Amount	Value

Mining — 0.3%
Freeport-McMoRan, Inc.	164,107	$ 7,053,319
Newmont Corp.	125,551	11,391,242
		18,444,561
Miscellaneous Manufacturing — 0.6%
3M Co.	60,879	10,474,232
A.O. Smith Corp.	12,515	825,740
Axon Enterprise, Inc.†	8,973	4,846,676
Illinois Tool Works, Inc.	30,319	7,557,920
Parker-Hannifin Corp.	14,605	12,585,129
Teledyne Technologies, Inc.†	5,260	2,627,475
Textron, Inc.	21,253	1,767,399
		40,684,571
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	6,031	1,524,335
Oil & Gas — 2.2%
APA Corp.#	38,868	970,534
Chevron Corp.	218,729	33,056,514
ConocoPhillips	142,753	12,660,764
Coterra Energy, Inc.	86,454	2,320,425
Devon Energy Corp.	73,065	2,707,789
Diamondback Energy, Inc.	21,501	3,280,838
EOG Resources, Inc.	62,406	6,730,487
EQT Corp.	70,268	4,276,510
Expand Energy Corp.	26,682	3,253,336
Exxon Mobil Corp.	485,561	56,286,231
Marathon Petroleum Corp.	34,749	6,731,924
Occidental Petroleum Corp.	81,175	3,409,350
Phillips 66	45,668	6,254,689
Texas Pacific Land Corp.	2,234	1,930,824
Valero Energy Corp.	35,396	6,256,597
		150,126,812
Oil & Gas Services — 0.2%
Baker Hughes Co.	112,685	5,656,787
Halliburton Co.	95,203	2,496,223
SLB, Ltd.	170,421	6,176,057
		14,329,067
Packaging & Containers — 0.1%
Amcor PLC	251,046	2,138,912
Ball Corp.	30,537	1,512,498
Packaging Corp. of America	10,535	2,149,877
Smurfit WestRock PLC	59,658	2,129,194
		7,930,481
Pharmaceuticals — 4.7%
AbbVie, Inc.	201,070	45,783,639
Becton Dickinson & Co.	32,726	6,349,498
Bristol-Myers Squibb Co.	232,648	11,446,282
Cardinal Health, Inc.	27,294	5,793,424
Cencora, Inc.	22,160	8,175,489
CVS Health Corp.	144,968	11,649,628
Dexcom, Inc.†	45,585	2,893,280
Eli Lilly & Co.	90,549	97,382,733
Henry Schein, Inc.†	12,263	914,452
Johnson & Johnson	274,268	56,751,535
McKesson Corp.	14,217	12,526,883
Merck & Co., Inc.	283,381	29,706,830
Pfizer, Inc.	642,021	16,525,621

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	134,065	$ 1,433,155
Zoetis, Inc.	50,655	6,492,958
		313,825,407
Pipelines — 0.4%
Kinder Morgan, Inc.	220,519	6,024,579
ONEOK, Inc.	71,980	5,241,584
Targa Resources Corp.	24,596	4,311,925
Williams Cos., Inc.	139,579	8,504,548
		24,082,636
Private Equity — 0.3%
Blackstone, Inc.	84,249	12,335,738
KKR & Co., Inc.	78,412	9,590,572
		21,926,310
Real Estate — 0.1%
CBRE Group, Inc., Class A†	32,793	5,306,891
CoStar Group, Inc.†	49,555	3,409,384
		8,716,275
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	17,446	936,327
American Tower Corp.	53,521	9,701,752
AvalonBay Communities, Inc.	16,250	2,956,525
BXP, Inc.	15,993	1,157,254
Camden Property Trust	11,988	1,274,804
Crown Castle, Inc.	49,774	4,543,371
Digital Realty Trust, Inc.	36,130	5,785,136
Equinix, Inc.	11,186	8,426,526
Equity Residential	37,932	2,342,301
Essex Property Trust, Inc.	7,612	2,006,675
Extra Space Storage, Inc.	24,699	3,289,166
Federal Realty Investment Trust	7,934	783,324
Healthpeak Properties, Inc.	78,740	1,437,792
Host Hotels & Resorts, Inc.	77,825	1,372,055
Invitation Homes, Inc.	67,463	1,902,457
Iron Mountain, Inc.	33,921	2,929,078
Kimco Realty Corp.	78,365	1,619,021
Mid-America Apartment Communities, Inc.	13,757	1,869,439
Prologis, Inc.	106,076	13,633,948
Public Storage	18,049	4,955,172
Realty Income Corp.	102,576	5,909,403
Regency Centers Corp.	18,340	1,305,074
SBA Communications Corp.	12,038	2,338,622
Simon Property Group, Inc.	37,317	6,952,903
UDR, Inc.	33,827	1,231,979
Ventas, Inc.	50,893	4,103,503
VICI Properties, Inc.	124,136	3,577,600
Welltower, Inc.	76,446	15,917,586
Weyerhaeuser Co.	86,102	1,912,325
		116,171,118
Retail — 4.1%
AutoZone, Inc.†	1,904	7,529,044
Best Buy Co., Inc.	22,238	1,763,029
Chipotle Mexican Grill, Inc.†	151,491	5,229,469
Costco Wholesale Corp.	50,476	46,114,369
Darden Restaurants, Inc.	13,081	2,349,086
Dollar General Corp.	24,743	2,709,111
Dollar Tree, Inc.†	22,033	2,441,477
Domino's Pizza, Inc.	3,582	1,503,115
Genuine Parts Co.	16,452	2,145,341
Security Description	Shares or Principal Amount	Value

Retail (continued)
Home Depot, Inc.	113,177	$ 40,395,135
Lowe's Cos., Inc.	64,057	15,532,541
Lululemon Athletica, Inc.†	12,848	2,366,345
McDonald's Corp.	81,564	25,433,286
O'Reilly Automotive, Inc.†	96,982	9,863,069
Ross Stores, Inc.	37,063	6,536,431
Starbucks Corp.	129,923	11,317,592
Target Corp.	52,579	4,764,709
TJX Cos., Inc.	127,514	19,371,927
Tractor Supply Co.	61,917	3,391,813
Ulta Beauty, Inc.†	5,142	2,770,664
Walmart, Inc.	499,769	55,229,472
Williams-Sonoma, Inc.	13,714	2,468,657
Yum! Brands, Inc.	31,722	4,860,128
		276,085,810
Semiconductors — 14.0%
Advanced Micro Devices, Inc.†	184,694	40,176,486
Analog Devices, Inc.	56,721	15,050,350
Applied Materials, Inc.	91,725	23,137,631
Broadcom, Inc.	535,700	215,865,672
Intel Corp.†	500,286	20,291,600
KLA Corp.	15,083	17,729,614
Lam Research Corp.	143,335	22,360,260
Microchip Technology, Inc.	59,822	3,205,263
Micron Technology, Inc.	127,120	30,061,337
Monolithic Power Systems, Inc.	5,440	5,049,245
NVIDIA Corp.	2,779,031	491,888,487
NXP Semiconductors NV	28,816	5,617,391
ON Semiconductor Corp.†	46,265	2,324,354
QUALCOMM, Inc.	123,274	20,721,127
Skyworks Solutions, Inc.	18,144	1,196,597
Teradyne, Inc.	17,820	3,241,280
Texas Instruments, Inc.	103,913	17,485,440
		935,402,134
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,327	1,357,034
Software — 10.0%
Adobe, Inc.†	48,486	15,521,823
Akamai Technologies, Inc.†	16,892	1,512,172
Autodesk, Inc.†	24,460	7,419,696
Broadridge Financial Solutions, Inc.	13,388	3,053,669
Cadence Design Systems, Inc.†	31,145	9,712,257
Datadog, Inc., Class A†	36,949	5,912,209
Dayforce, Inc.†	17,618	1,217,404
Electronic Arts, Inc.	25,739	5,200,050
Fair Isaac Corp.†	2,662	4,807,119
Fidelity National Information Services, Inc.	60,166	3,957,118
Fiserv, Inc.†	61,556	3,783,847
Intuit, Inc.	31,883	20,216,373
Jack Henry & Associates, Inc.	8,217	1,433,702
Microsoft Corp.	846,598	416,534,682
MSCI, Inc.	8,605	4,850,811
Oracle Corp.	188,536	38,074,845
Palantir Technologies, Inc., Class A†	258,817	43,597,724
Paychex, Inc.	36,977	4,129,961
Paycom Software, Inc.	6,080	979,914
PTC, Inc.†	13,275	2,328,833
Roper Technologies, Inc.	12,300	5,488,506
Salesforce, Inc.	108,464	25,005,291
ServiceNow, Inc.†	23,774	19,314,235
Synopsys, Inc.†	21,150	8,840,912

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Take-Two Interactive Software, Inc.†	19,471	$ 4,791,229
Tyler Technologies, Inc.†	4,744	2,227,877
Workday, Inc., Class A†	24,259	5,230,726
		665,142,985
Telecommunications — 1.8%
Arista Networks, Inc.†	117,800	15,394,104
AT&T, Inc.	817,280	21,265,626
Cisco Systems, Inc.	450,107	34,631,233
Corning, Inc.	89,099	7,502,136
Motorola Solutions, Inc.	19,043	7,039,816
T-Mobile US, Inc.	55,313	11,560,970
Verizon Communications, Inc.	481,921	19,811,772
		117,205,657
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	14,399	1,189,357
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	13,692	2,175,248
CSX Corp.	211,532	7,479,771
Expeditors International of Washington, Inc.	14,934	2,193,804
FedEx Corp.	24,506	6,755,814
JB Hunt Transport Services, Inc.	8,822	1,534,675
Norfolk Southern Corp.	25,618	7,482,762
Old Dominion Freight Line, Inc.	20,323	2,749,499
Union Pacific Corp.	67,784	15,714,365
United Parcel Service, Inc., Class B	84,014	8,047,701
		54,133,639
Water — 0.0%
American Water Works Co., Inc.	22,201	2,887,684
Total Common Stocks (cost $1,931,685,049)		6,655,841,983
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $2,741)	5	3,434
Total Long-Term Investment Securities (cost $1,931,687,790)		6,655,845,417
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1) (cost $21,188,377)	21,188,377	$ 21,188,377
TOTAL INVESTMENTS (cost $1,952,876,167)(2)	99.9%	6,677,033,794
Other assets less liabilities	0.1	6,552,519
NET ASSETS	100.0%	$6,683,586,313
#	The security or a portion thereof is out on loan.
At November 30, 2025, the Fund had loaned securities with a total value of $11,694,408. This was secured by collateral of $11,923,308 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$37,350
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	553,548
Federal National Mtg. Assoc.	0.64%	12/30/2025	38,123
United States Treasury Bills	0.00%	02/05/2026 to 04/16/2026	11,460
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 02/15/2055	11,282,827
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
82	Long	S&P 500 E-Mini Index	December 2025	$27,716,172	$28,123,950	$407,778
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,655,841,983	$—	$—	$6,655,841,983
Unaffiliated Investment Companies	3,434	—	—	3,434
Short-Term Investments	21,188,377	—	—	21,188,377
Total Investments at Value	$6,677,033,794	$—	$—	$6,677,033,794
Other Financial Instruments:†
Futures Contracts	$407,778	$—	$—	$407,778
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 0.1%
Curtiss-Wright Corp.	339	$ 191,294
General Electric Co.	816	243,535
RTX Corp.	994	173,861
		608,690
Agriculture — 0.5%
Altria Group, Inc.	26,280	1,550,783
Philip Morris International, Inc.	15,369	2,420,310
		3,971,093
Airlines — 0.2%
United Airlines Holdings, Inc.†	16,365	1,668,575
Apparel — 1.2%
Birkenstock Holding PLC#†	13,698	593,534
Columbia Sportswear Co.#	17,472	938,421
Crocs, Inc.†	7,948	675,421
Deckers Outdoor Corp.†	6,840	602,125
NIKE, Inc., Class B	1,234	79,754
On Holding AG, Class A†	17,056	750,294
PVH Corp.	12,038	1,020,341
Ralph Lauren Corp.	5,900	2,167,247
Tapestry, Inc.	20,650	2,256,632
		9,083,769
Auto Manufacturers — 1.1%
Cummins, Inc.	179	89,138
Tesla, Inc.†	19,521	8,397,349
		8,486,487
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	9,216	817,091
Aptiv PLC†	7,641	592,560
BorgWarner, Inc.	23,506	1,012,168
Gentex Corp.	3,275	74,768
		2,496,587
Banks — 4.4%
Bank of America Corp.	63,519	3,407,794
Bank of New York Mellon Corp.	21,534	2,413,961
Bank OZK	12,840	590,897
Citigroup, Inc.	19,153	1,984,251
Commerce Bancshares, Inc.	2,408	129,815
Cullen/Frost Bankers, Inc.	1,197	148,093
East West Bancorp, Inc.	7,491	799,290
First Horizon Corp.	8,114	181,267
Huntington Bancshares, Inc.	5,539	90,286
JPMorgan Chase & Co.	33,736	10,562,067
Morgan Stanley	15,808	2,681,985
Northern Trust Corp.	13,394	1,759,168
NU Holdings, Ltd., Class A†	5,550	96,514
PNC Financial Services Group, Inc.	1,718	327,657
Popular, Inc.	6,665	764,542
Regions Financial Corp.	4,304	109,537
State Street Corp.	15,400	1,832,908
Synovus Financial Corp.	7,083	341,400
US Bancorp	10,393	509,777
Wells Fargo & Co.	36,328	3,118,759
Western Alliance Bancorp	1,366	111,370
Wintrust Financial Corp.	1,533	205,453
Zions Bancorp NA	8,737	465,070
		32,631,861
Security Description	Shares or Principal Amount	Value

Beverages — 1.0%
Boston Beer Co., Inc., Class A†	6,775	$ 1,319,770
Coca-Cola Co.	20,872	1,526,161
Coca-Cola Consolidated, Inc.	11,519	1,877,021
Monster Beverage Corp.†	21,014	1,575,840
PepsiCo, Inc.	7,590	1,128,936
		7,427,728
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc.†	1,189	536,513
Biogen, Inc.†	2,491	453,586
Corteva, Inc.	6,598	445,167
Exelixis, Inc.†	59,561	2,630,809
Gilead Sciences, Inc.	26,061	3,279,516
Halozyme Therapeutics, Inc.†	11,736	837,951
Illumina, Inc.†	6,096	801,319
Incyte Corp.†	24,031	2,510,278
Regeneron Pharmaceuticals, Inc.	663	517,266
Summit Therapeutics, Inc.†	29,278	523,784
United Therapeutics Corp.†	3,675	1,786,050
Vertex Pharmaceuticals, Inc.†	2,936	1,273,079
		15,595,318
Building Materials — 0.8%
Armstrong World Industries, Inc.	5,925	1,124,209
Builders FirstSource, Inc.†	13,298	1,492,435
Carlisle Cos., Inc.	953	303,121
CRH PLC	3,182	381,713
Johnson Controls International PLC	2,256	262,395
Lennox International, Inc.	630	314,288
Louisiana-Pacific Corp.	3,201	262,514
Masco Corp.	11,549	749,184
Trane Technologies PLC	1,615	680,690
		5,570,549
Chemicals — 0.5%
CF Industries Holdings, Inc.	9,045	711,841
Ecolab, Inc.	1,031	283,690
NewMarket Corp.	1,895	1,446,889
RPM International, Inc.	4,062	435,650
Sherwin-Williams Co.	1,672	574,650
		3,452,720
Commercial Services — 1.7%
ADT, Inc.	119,411	985,141
API Group Corp.†	13,097	518,117
Block, Inc.†	8,253	551,300
Booz Allen Hamilton Holding Corp.	3,298	275,251
Cintas Corp.	6,379	1,186,622
Corpay, Inc.†	1,332	394,006
Euronet Worldwide, Inc.†	7,955	589,386
Grand Canyon Education, Inc.†	10,375	1,636,553
H&R Block, Inc.	26,579	1,119,507
Moody's Corp.	1,916	940,334
PayPal Holdings, Inc.	14,530	910,886
Robert Half, Inc.	13,934	376,775
Rollins, Inc.	23,349	1,435,497
Toast, Inc., Class A†	7,278	248,835
Verisk Analytics, Inc.	1,486	334,454
WEX, Inc.†	5,143	763,015
		12,265,679
Computers — 8.5%
Accenture PLC, Class A	6,210	1,552,500
Amdocs, Ltd.	13,444	1,028,197

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Apple, Inc.	170,430	$ 47,524,405
CACI International, Inc., Class A†	2,174	1,341,575
Cognizant Technology Solutions Corp., Class A	18,855	1,465,222
Crowdstrike Holdings, Inc., Class A†	830	422,603
Dell Technologies, Inc., Class C	1,152	153,619
EPAM Systems, Inc.†	466	87,142
ExlService Holdings, Inc.†	24,853	987,410
Fortinet, Inc.†	10,895	883,911
Gartner, Inc.†	2,308	537,164
Genpact, Ltd.	40,412	1,780,553
HP, Inc.	3,227	78,803
International Business Machines Corp.	8,519	2,628,793
Kyndryl Holdings, Inc.†	33,193	857,375
Leidos Holdings, Inc.	2,847	544,062
NetApp, Inc.	4,035	450,145
Pure Storage, Inc., Class A†	4,262	379,148
Rubrik, Inc., Class A†	2,181	151,187
Western Digital Corp.	1,487	242,872
Zscaler, Inc.†	444	111,666
		63,208,352
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	10,998	884,129
Coty, Inc., Class A†	69,365	230,292
e.l.f. Beauty, Inc.†	1,740	132,536
Estee Lauder Cos., Inc., Class A	2,764	260,009
Procter & Gamble Co.	22,323	3,307,376
		4,814,342
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	20,019	967,718
Fastenal Co.	32,653	1,319,181
LKQ Corp.	30,144	894,975
SiteOne Landscape Supply, Inc.†	5,742	771,036
WESCO International, Inc.	5,022	1,342,933
WW Grainger, Inc.	1,242	1,178,199
		6,474,042
Diversified Financial Services — 5.4%
Affiliated Managers Group, Inc.	4,603	1,237,424
American Express Co.	7,117	2,599,627
Ameriprise Financial, Inc.	3,961	1,805,186
Apollo Global Management, Inc.	2,277	300,222
Blackrock, Inc.	853	893,347
Brookfield Asset Management, Ltd., Class A#	5,649	297,928
Cboe Global Markets, Inc.	3,279	846,539
Charles Schwab Corp.	13,522	1,253,895
CME Group, Inc.	3,923	1,104,168
Credit Acceptance Corp.#†	1,124	519,254
Evercore, Inc., Class A	436	139,551
Lazard, Inc.	21,297	1,075,498
LPL Financial Holdings, Inc.	4,914	1,749,581
Mastercard, Inc., Class A	10,201	5,615,957
OneMain Holdings, Inc.	29,630	1,837,949
Raymond James Financial, Inc.	8,042	1,258,895
SEI Investments Co.	19,521	1,578,468
SLM Corp.	62,834	1,841,036
SoFi Technologies, Inc.#†	34,776	1,033,543
Synchrony Financial	31,343	2,424,694
T. Rowe Price Group, Inc.	4,058	415,458
Virtu Financial, Inc., Class A	45,112	1,613,205
Visa, Inc., Class A	19,981	6,682,446
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Voya Financial, Inc.	1,010	$ 71,003
Western Union Co.#	206,244	1,812,885
		40,007,759
Electric — 0.2%
NRG Energy, Inc.	6,990	1,184,735
Vistra Corp.	2,094	374,533
		1,559,268
Electrical Components & Equipment — 0.4%
Acuity, Inc.	5,637	2,065,509
Generac Holdings, Inc.†	4,206	637,756
		2,703,265
Electronics — 0.6%
Allegion PLC	6,351	1,054,456
Amphenol Corp., Class A	5,943	837,369
Avnet, Inc.	11,655	553,729
Jabil, Inc.	1,413	297,733
Keysight Technologies, Inc.†	1,848	365,812
Mettler-Toledo International, Inc.†	237	349,983
TD SYNNEX Corp.	955	145,618
Vontier Corp.	27,667	1,003,759
		4,608,459
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	1,180	1,152,789
EMCOR Group, Inc.	3,126	1,922,709
MasTec, Inc.†	2,391	511,387
TopBuild Corp.†	367	166,068
		3,752,953
Entertainment — 0.2%
Flutter Entertainment PLC†	1,288	268,947
Liberty Media Corp.-Liberty Live, Class A†	6,239	479,904
Liberty Media Corp.-Liberty Live, Class C†	6,904	546,866
Live Nation Entertainment, Inc.†	3,473	456,526
		1,752,243
Environmental Control — 0.1%
Veralto Corp.	6,314	639,103
Food — 1.9%
Albertsons Cos., Inc., Class A	99,290	1,819,986
Flowers Foods, Inc.	75,872	814,107
Ingredion, Inc.	4,794	515,547
Kellanova	943	78,872
Kroger Co.	39,162	2,634,819
Performance Food Group Co.†	18,114	1,758,326
Pilgrim's Pride Corp.	17,289	657,674
Post Holdings, Inc.†	2,087	217,111
Smithfield Foods, Inc.	7,012	151,529
Sprouts Farmers Market, Inc.†	12,934	1,083,998
Sysco Corp.	18,591	1,416,634
US Foods Holding Corp.†	32,596	2,564,327
		13,712,930
Gas — 0.1%
UGI Corp.	25,495	1,008,327
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	2,548	610,068
Snap-on, Inc.	3,165	1,076,258
		1,686,326

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.8%
Abbott Laboratories	15,763	$ 2,031,851
Align Technology, Inc.†	3,531	519,728
Boston Scientific Corp.†	16,369	1,662,763
Envista Holdings Corp.†	51,938	1,085,504
Globus Medical, Inc., Class A†	13,423	1,222,030
IDEXX Laboratories, Inc.†	779	586,494
Inspire Medical Systems, Inc.†	4,759	592,067
Insulet Corp.†	1,298	424,693
Masimo Corp.†	1,452	206,808
Medtronic PLC	6,294	662,947
Natera, Inc.†	2,809	670,817
Penumbra, Inc.†	2,184	640,283
QIAGEN NV#	8,209	391,980
ResMed, Inc.	3,544	906,662
Solventum Corp.†	1,040	88,670
Stryker Corp.	2,191	813,255
Tempus AI, Inc.#†	4,169	324,890
Zimmer Biomet Holdings, Inc.	3,508	342,100
		13,173,542
Healthcare-Services — 1.1%
Chemed Corp.	2,729	1,198,550
Cigna Group	354	98,157
DaVita, Inc.†	1,214	145,292
Encompass Health Corp.	1,552	180,373
HCA Healthcare, Inc.	1,619	822,922
Humana, Inc.	5,494	1,350,260
Labcorp Holdings, Inc.	3,195	858,752
Quest Diagnostics, Inc.	3,573	675,940
UnitedHealth Group, Inc.	9,107	3,003,215
		8,333,461
Home Builders — 0.1%
NVR, Inc.†	57	427,915
Thor Industries, Inc.#	4,974	525,354
		953,269
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	5,004	337,520
SharkNinja, Inc.†	11,433	1,115,518
		1,453,038
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	3,188	347,875
Insurance — 6.0%
Allstate Corp.	9,355	1,992,428
American Financial Group, Inc.	6,414	883,336
Aon PLC, Class A	3,368	1,192,002
Arch Capital Group, Ltd.†	9,162	860,495
Assurant, Inc.	2,040	465,446
Axis Capital Holdings, Ltd.	17,276	1,766,298
Berkshire Hathaway, Inc., Class B†	20,609	10,589,110
Brighthouse Financial, Inc.†	1,593	104,421
Chubb, Ltd.	4,964	1,470,237
Cincinnati Financial Corp.	3,481	583,381
Fidelity National Financial, Inc.	11,821	702,522
Globe Life, Inc.	12,534	1,688,706
Hanover Insurance Group, Inc.	7,738	1,435,786
Hartford Insurance Group, Inc.	15,157	2,076,964
Kemper Corp.	6,213	252,993
Kinsale Capital Group, Inc.	484	186,292
Lincoln National Corp.	32,708	1,345,607
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Loews Corp.	5,699	$ 614,751
Markel Group, Inc.†	365	759,361
Marsh & McLennan Cos., Inc.	6,588	1,208,569
MetLife, Inc.	10,753	823,250
MGIC Investment Corp.	46,251	1,311,216
Old Republic International Corp.	40,156	1,851,192
Primerica, Inc.	5,381	1,384,639
Progressive Corp.	10,041	2,297,280
RenaissanceRe Holdings, Ltd.	5,427	1,417,369
RLI Corp.	1,212	74,732
Ryan Specialty Holdings, Inc.#	1,396	81,066
Travelers Cos., Inc.	6,323	1,851,754
Unum Group	23,399	1,777,622
W.R. Berkley Corp.	20,129	1,563,822
		44,612,647
Internet — 15.3%
Alphabet, Inc., Class A	64,399	20,619,272
Alphabet, Inc., Class C	52,757	16,888,571
Amazon.com, Inc.†	106,376	24,809,011
AppLovin Corp., Class A†	5,666	3,396,654
Booking Holdings, Inc.	577	2,835,776
Chewy, Inc., Class A†	24,227	842,373
Coupang, Inc.†	26,732	752,773
DoorDash, Inc., Class A†	3,901	773,841
eBay, Inc.	14,296	1,183,566
Etsy, Inc.†	27,699	1,501,840
Expedia Group, Inc.	9,240	2,362,575
F5, Inc.†	6,245	1,493,554
GoDaddy, Inc., Class A†	6,029	770,868
IAC, Inc.†	23,696	831,019
Lyft, Inc., Class A†	69,344	1,458,304
Maplebear, Inc.†	27,692	1,163,341
Match Group, Inc.	47,359	1,577,528
Meta Platforms, Inc., Class A	25,137	16,287,519
Netflix, Inc.†	39,050	4,200,999
Pinterest, Inc., Class A†	23,442	612,305
Reddit, Inc., Class A†	1,946	421,251
Robinhood Markets, Inc., Class A†	10,886	1,398,742
Roku, Inc.†	7,865	761,253
Spotify Technology SA†	1,622	971,367
Uber Technologies, Inc.†	13,546	1,185,817
VeriSign, Inc.	8,562	2,157,538
Wayfair, Inc., Class A†	15,810	1,751,748
Zillow Group, Inc., Class A#†	2,765	200,048
Zillow Group, Inc., Class C†	2,739	203,727
		113,413,180
Iron/Steel — 0.2%
Reliance, Inc.	4,550	1,270,906
Leisure Time — 0.4%
Amer Sports, Inc.†	10,338	383,850
Carnival Corp.†	24,961	643,494
YETI Holdings, Inc.†	37,279	1,546,333
		2,573,677
Lodging — 0.3%
Boyd Gaming Corp.	15,254	1,270,658
Travel & Leisure Co.	18,381	1,260,569
		2,531,227
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	2,254	1,297,763

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
GE Vernova, Inc.	2,728	$ 1,636,173
Vertiv Holdings Co., Class A	1,937	348,137
		3,282,073
Machinery-Diversified — 0.5%
AGCO Corp.	1,854	196,450
Applied Industrial Technologies, Inc.	2,981	771,543
Gates Industrial Corp. PLC†	38,799	883,065
Graco, Inc.	5,918	487,880
Otis Worldwide Corp.	7,605	675,704
Toro Co.	8,253	575,564
		3,590,206
Media — 1.8%
Fox Corp., Class A	29,508	1,932,774
Fox Corp., Class B	30,724	1,789,980
Liberty Global, Ltd., Class A†	76,408	871,815
Liberty Global, Ltd., Class C†	86,068	988,061
New York Times Co., Class A	26,971	1,739,630
News Corp., Class A	32,491	834,369
News Corp., Class B#	41,025	1,207,366
Nexstar Media Group, Inc.	5,637	1,083,093
Walt Disney Co.	8,688	907,635
Warner Bros. Discovery, Inc.†	66,660	1,599,840
		12,954,563
Metal Fabricate/Hardware — 0.3%
Mueller Industries, Inc.	8,146	895,001
Valmont Industries, Inc.	3,857	1,592,825
		2,487,826
Mining — 0.1%
Newmont Corp.	9,536	865,201
Miscellaneous Manufacturing — 0.3%
A.O. Smith Corp.	5,563	367,047
Donaldson Co., Inc.	10,773	968,493
Illinois Tool Works, Inc.	2,561	638,406
ITT, Inc.	1,210	222,834
Teledyne Technologies, Inc.†	272	135,869
		2,332,649
Oil & Gas — 1.1%
APA Corp.#	44,316	1,106,570
Chevron Corp.	7,277	1,099,773
Civitas Resources, Inc.	5,076	149,082
ConocoPhillips	1,250	110,862
EOG Resources, Inc.	11,874	1,280,611
Exxon Mobil Corp.	32,765	3,798,119
Marathon Petroleum Corp.	983	190,437
Matador Resources Co.	5,312	225,229
Ovintiv, Inc.	2,947	120,709
		8,081,392
Packaging & Containers — 0.0%
Crown Holdings, Inc.	752	72,816
Pharmaceuticals — 4.0%
AbbVie, Inc.	16,973	3,864,752
BellRing Brands, Inc.†	12,936	399,593
Bristol-Myers Squibb Co.	49,162	2,418,770
Cardinal Health, Inc.	1,959	415,817
Corcept Therapeutics, Inc.†	3,701	293,859
CVS Health Corp.	8,927	717,374
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	6,399	$ 6,881,933
Henry Schein, Inc.†	20,346	1,517,201
Jazz Pharmaceuticals PLC†	14,654	2,586,871
Johnson & Johnson	29,905	6,187,943
McKesson Corp.	914	805,344
Merck & Co., Inc.	25,588	2,682,390
Organon & Co.	21,551	166,158
Viatris, Inc.	45,105	482,172
		29,420,177
Pipelines — 0.1%
Cheniere Energy, Inc.	2,083	434,222
Private Equity — 0.1%
Carlyle Group, Inc.	17,028	928,537
REITS — 0.2%
Rithm Capital Corp.	122,290	1,405,112
Retail — 7.4%
AutoNation, Inc.†	748	158,045
AutoZone, Inc.†	542	2,143,247
Bath & Body Works, Inc.	41,995	731,133
Best Buy Co., Inc.	14,774	1,171,283
BJ's Wholesale Club Holdings, Inc.†	13,338	1,190,150
Carvana Co.†	317	118,717
Casey's General Stores, Inc.	3,226	1,840,304
Costco Wholesale Corp.	4,975	4,545,110
Dick's Sporting Goods, Inc.	458	94,609
Dillard's, Inc., Class A#	3,102	2,078,526
Dollar General Corp.	16,589	1,816,330
Dollar Tree, Inc.†	18,342	2,032,477
Domino's Pizza, Inc.	2,071	869,054
Ferguson Enterprises, Inc.†	4,388	1,104,328
Five Below, Inc.†	5,000	824,450
Gap, Inc.	98,197	2,658,193
Genuine Parts Co.	4,369	569,718
Home Depot, Inc.	10,585	3,777,998
Lowe's Cos., Inc.	8,976	2,176,500
Lululemon Athletica, Inc.†	5,831	1,073,954
Macy's, Inc.	132,674	2,966,591
McDonald's Corp.	3,490	1,088,252
MSC Industrial Direct Co., Inc., Class A	14,948	1,329,774
Murphy USA, Inc.	2,061	793,629
O'Reilly Automotive, Inc.†	23,009	2,340,015
Penske Automotive Group, Inc.	4,720	763,318
Ross Stores, Inc.	3,043	536,663
Target Corp.	6,294	570,362
TJX Cos., Inc.	18,099	2,749,600
Tractor Supply Co.	5,249	287,540
Ulta Beauty, Inc.†	3,092	1,666,062
Walmart, Inc.	57,264	6,328,245
Williams-Sonoma, Inc.	7,015	1,262,770
Yum! Brands, Inc.	8,201	1,256,475
		54,913,422
Semiconductors — 10.6%
Applied Materials, Inc.	6,701	1,690,327
Astera Labs, Inc.†	620	97,694
Broadcom, Inc.	44,983	18,126,350
Cirrus Logic, Inc.†	13,397	1,612,195
KLA Corp.	1,062	1,248,349
Lam Research Corp.	11,378	1,774,968
NVIDIA Corp.	280,524	49,652,748
Qorvo, Inc.†	11,453	983,698

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	14,169	$ 2,381,667
Skyworks Solutions, Inc.	5,468	360,615
Teradyne, Inc.	1,436	261,194
		78,189,805
Software — 9.9%
Adobe, Inc.†	5,098	1,632,023
Akamai Technologies, Inc.†	3,813	341,340
Appfolio, Inc., Class A†	1,780	406,338
Atlassian Corp., Class A†	1,868	279,303
Autodesk, Inc.†	4,047	1,227,617
Broadridge Financial Solutions, Inc.	1,781	406,228
Cadence Design Systems, Inc.†	1,312	409,134
Cloudflare, Inc., Class A†	947	189,599
Concentrix Corp.	18,874	683,428
DocuSign, Inc.†	19,055	1,321,464
Dropbox, Inc., Class A†	85,811	2,564,033
Electronic Arts, Inc.	11,304	2,283,747
Fair Isaac Corp.†	144	260,040
Fiserv, Inc.†	1,864	114,580
Intuit, Inc.	1,685	1,068,425
Jack Henry & Associates, Inc.	729	127,196
Microsoft Corp.	85,681	42,155,909
Nutanix, Inc., Class A†	12,974	620,157
Oracle Corp.	7,499	1,514,423
Palantir Technologies, Inc., Class A†	22,995	3,873,508
Paycom Software, Inc.	991	159,720
Pegasystems, Inc.	29,494	1,615,386
RingCentral, Inc., Class A†	54,485	1,538,656
ROBLOX Corp., Class A†	7,125	677,089
Salesforce, Inc.	5,936	1,368,485
ServiceNow, Inc.†	822	667,801
SS&C Technologies Holdings, Inc.	2,945	253,093
Take-Two Interactive Software, Inc.†	2,374	584,170
Teradata Corp.†	60,145	1,722,553
Twilio, Inc., Class A†	10,054	1,303,903
Unity Software, Inc.†	9,038	384,296
Workday, Inc., Class A†	1,203	259,391
Zoom Communications, Inc.†	17,381	1,476,690
		73,489,725
Telecommunications — 2.2%
Arista Networks, Inc.†	4,692	613,151
AT&T, Inc.	77,956	2,028,415
Ciena Corp.†	9,410	1,921,616
Cisco Systems, Inc.	48,273	3,714,125
GCI Liberty, Inc., Class A†	7,036	234,580
GCI Liberty, Inc., Class C†	7,196	239,771
Millicom International Cellular SA#	35,501	1,884,038
Motorola Solutions, Inc.	2,275	841,022
T-Mobile US, Inc.	5,609	1,172,337
Ubiquiti, Inc.	3,032	1,767,929
Verizon Communications, Inc.	46,059	1,893,485
		16,310,469
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	4,568	377,317
Mattel, Inc.†	74,735	1,578,403
		1,955,720
Security Description	Shares or Principal Amount	Value

Transportation — 0.3%
C.H. Robinson Worldwide, Inc.	12,387	$ 1,967,923
Expeditors International of Washington, Inc.	990	145,431
FedEx Corp.	711	196,008
Landstar System, Inc.	1,621	212,092
		2,521,454
Total Common Stocks (cost $449,679,523)		731,084,616
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
Vanguard Russell 1000 ETF # (cost $7,767,165)	24,973	7,736,603
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	$ 1,081	0
RIGHTS — 0.0%
Telecommunications — 0.0%
GCI Liberty, Inc.† (cost $0)	5,462	33,866
Total Long-Term Investment Securities (cost $457,446,688)		738,855,085
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(2)(3) (cost $2,054,227)	2,054,227	2,054,227
TOTAL INVESTMENTS (cost $459,500,915)(4)	100.0%	740,909,312
Other assets less liabilities	0.0	236,524
NET ASSETS	100.0%	$741,145,836
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of November 30, 2025.
(3)	At November 30, 2025, the Fund had loaned securities with a total value of $12,151,069. This was secured by collateral of $2,054,227, which was received in cash and subsequently invested in short-term investments currently valued at $2,054,227 as reported in the Portfolio of Investments. Additional collateral of $10,348,151 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$17,128
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	253,849
Federal National Mtg. Assoc.	0.64%	12/30/2025	17,483
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	20,951
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	10,038,740
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$731,084,616	$—	$—	$731,084,616
Unaffiliated Investment Companies	7,736,603	—	—	7,736,603
Escrows and Litigation Trusts	—	—	0	0
Rights	33,866	—	—	33,866
Short-Term Investments	2,054,227	—	—	2,054,227
Total Investments at Value	$740,909,312	$—	$0	$740,909,312
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 0.4%
General Electric Co.	5,777	$ 1,724,145
HEICO Corp., Class A	8,702	2,149,133
Howmet Aerospace, Inc.	3,015	616,839
		4,490,117
Apparel — 0.7%
Deckers Outdoor Corp.†	30,934	2,723,120
Ralph Lauren Corp.	7,426	2,727,793
Tapestry, Inc.	22,097	2,414,760
		7,865,673
Auto Manufacturers — 2.9%
Tesla, Inc.†	73,790	31,742,244
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	2,675	237,165
Banks — 0.2%
Bank of America Corp.	3,965	212,722
Bank of New York Mellon Corp.	7,346	823,487
Citigroup, Inc.	8,377	867,857
Popular, Inc.	3,574	409,974
		2,314,040
Beverages — 0.5%
Celsius Holdings, Inc.†	11,885	486,572
Coca-Cola Consolidated, Inc.	7,909	1,288,772
Monster Beverage Corp.†	23,449	1,758,440
PepsiCo, Inc.	10,815	1,608,623
		5,142,407
Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.†	1,352	610,063
Exelixis, Inc.†	106,178	4,689,882
Gilead Sciences, Inc.	17,946	2,258,325
Halozyme Therapeutics, Inc.†	41,545	2,966,313
Incyte Corp.†	27,733	2,896,989
Summit Therapeutics, Inc.#†	19,441	347,800
Vertex Pharmaceuticals, Inc.†	8,051	3,490,994
		17,260,366
Building Materials — 0.4%
Armstrong World Industries, Inc.	6,294	1,194,223
Carlisle Cos., Inc.	166	52,800
Lennox International, Inc.	1,009	503,360
Trane Technologies PLC	6,994	2,947,831
		4,698,214
Chemicals — 0.0%
Ecolab, Inc.	199	54,757
Sherwin-Williams Co.	804	276,327
		331,084
Commercial Services — 1.5%
Automatic Data Processing, Inc.	6,262	1,598,689
Block, Inc.†	6,153	411,020
Cintas Corp.	7,895	1,468,628
Corpay, Inc.†	5,954	1,761,193
Grand Canyon Education, Inc.†	14,937	2,356,162
H&R Block, Inc.	12,916	544,022
Moody's Corp.	9,601	4,711,979
Morningstar, Inc.	8,334	1,790,643
Quanta Services, Inc.	261	121,334
Rollins, Inc.	20,698	1,272,513
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Toast, Inc., Class A†	2,214	$ 75,697
Verisk Analytics, Inc.	435	97,905
WEX, Inc.#†	3,093	458,878
		16,668,663
Computers — 12.6%
Apple, Inc.	466,401	130,055,919
Crowdstrike Holdings, Inc., Class A†	387	197,045
Dell Technologies, Inc., Class C	8,744	1,166,012
ExlService Holdings, Inc.†	26,553	1,054,951
Fortinet, Inc.†	37,054	3,006,191
Gartner, Inc.†	1,526	355,161
Kyndryl Holdings, Inc.†	23,327	602,536
NetApp, Inc.	2,074	231,376
Pure Storage, Inc., Class A†	4,783	425,496
Rubrik, Inc., Class A†	3,448	239,015
		137,333,702
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	4,968	399,377
Distribution/Wholesale — 0.4%
Core & Main, Inc., Class A†	18,661	902,073
Fastenal Co.	31,646	1,278,498
SiteOne Landscape Supply, Inc.†	7,470	1,003,071
WW Grainger, Inc.	1,625	1,541,524
		4,725,166
Diversified Financial Services — 5.1%
American Express Co.	6,046	2,208,422
Ameriprise Financial, Inc.	4,929	2,246,343
Apollo Global Management, Inc.	6,977	919,917
Brookfield Asset Management, Ltd., Class A#	2,150	113,391
Charles Schwab Corp.	2,014	186,758
Credit Acceptance Corp.#†	600	277,182
Houlihan Lokey, Inc.	23,453	4,113,656
Interactive Brokers Group, Inc., Class A	23,462	1,525,499
Lazard, Inc.	18,153	916,727
LPL Financial Holdings, Inc.	5,258	1,872,058
Mastercard, Inc., Class A	26,907	14,813,111
SLM Corp.	36,801	1,078,269
SoFi Technologies, Inc.#†	22,976	682,847
Tradeweb Markets, Inc., Class A	4,596	500,321
Visa, Inc., Class A	73,061	24,434,521
		55,889,022
Electric — 0.1%
NRG Energy, Inc.	5,792	981,686
Vistra Corp.	1,023	182,974
		1,164,660
Electronics — 1.1%
Amphenol Corp., Class A	75,990	10,706,991
Jabil, Inc.	3,198	673,851
		11,380,842
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	9,278	9,064,049
EMCOR Group, Inc.	5,475	3,367,508
MasTec, Inc.†	803	171,746
TopBuild Corp.#†	130	58,825
		12,662,128
Entertainment — 0.2%
Flutter Entertainment PLC†	1,030	215,074

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Live Nation Entertainment, Inc.#†	1,661	$ 218,339
TKO Group Holdings, Inc.	10,355	2,007,731
		2,441,144
Environmental Control — 0.0%
Veralto Corp.	2,962	299,814
Food — 0.5%
Performance Food Group Co.†	22,882	2,221,156
Sprouts Farmers Market, Inc.†	21,097	1,768,140
Sysco Corp.	16,777	1,278,407
		5,267,703
Healthcare-Products — 1.1%
Boston Scientific Corp.†	34,428	3,497,196
IDEXX Laboratories, Inc.†	324	243,933
Inspire Medical Systems, Inc.†	8,728	1,085,851
Insulet Corp.†	300	98,157
Masimo Corp.†	4,896	697,337
Natera, Inc.†	1,674	399,768
Penumbra, Inc.†	1,390	407,507
ResMed, Inc.	21,663	5,542,045
		11,971,794
Healthcare-Services — 0.3%
Chemed Corp.	1,881	826,116
Medpace Holdings, Inc.†	3,987	2,362,138
		3,188,254
Home Furnishings — 0.2%
SharkNinja, Inc.†	15,881	1,549,509
Insurance — 0.9%
Aon PLC, Class A	2,565	907,805
Arthur J. Gallagher & Co.	5,780	1,431,244
Brown & Brown, Inc.	56,590	4,551,534
Kinsale Capital Group, Inc.	244	93,916
Markel Group, Inc.†	160	332,870
Marsh & McLennan Cos., Inc.	1,380	253,161
Progressive Corp.	10,683	2,444,163
		10,014,693
Internet — 21.7%
Alphabet, Inc., Class A	141,645	45,351,896
Alphabet, Inc., Class C	119,029	38,103,563
Amazon.com, Inc.†	245,630	57,285,829
AppLovin Corp., Class A†	16,868	10,112,029
Booking Holdings, Inc.	2,160	10,615,730
Chewy, Inc., Class A†	17,315	602,043
Coupang, Inc.†	28,594	805,207
DoorDash, Inc., Class A†	3,614	716,909
Etsy, Inc.†	22,969	1,245,379
Expedia Group, Inc.	9,341	2,388,400
Gen Digital, Inc.	69,953	1,844,661
GoDaddy, Inc., Class A†	6,031	771,124
Lyft, Inc., Class A†	61,733	1,298,245
Meta Platforms, Inc., Class A	64,253	41,632,731
Netflix, Inc.†	117,595	12,650,870
Pinterest, Inc., Class A†	26,443	690,691
Reddit, Inc., Class A†	6,325	1,369,173
Robinhood Markets, Inc., Class A†	8,459	1,086,897
Roku, Inc.†	14,973	1,449,237
Spotify Technology SA†	1,754	1,050,418
Security Description	Shares or Principal Amount	Value

Internet (continued)
Uber Technologies, Inc.†	47,028	$ 4,116,831
Wayfair, Inc., Class A†	9,819	1,087,945
		236,275,808
Leisure Time — 0.1%
Carnival Corp.†	4,073	105,002
Royal Caribbean Cruises, Ltd.	1,370	364,762
		469,764
Lodging — 0.0%
Travel & Leisure Co.	4,324	296,540
Machinery-Construction & Mining — 0.5%
GE Vernova, Inc.	4,402	2,640,188
Vertiv Holdings Co., Class A	13,587	2,441,991
		5,082,179
Media — 0.1%
Nexstar Media Group, Inc.	2,508	481,887
Mining — 0.1%
Anglogold Ashanti PLC†	12,002	1,028,331
Miscellaneous Manufacturing — 0.1%
Illinois Tool Works, Inc.	1,914	477,122
Pharmaceuticals — 3.8%
AbbVie, Inc.	37,997	8,651,917
Bristol-Myers Squibb Co.	23,078	1,135,438
Cencora, Inc.	11,838	4,367,393
Corcept Therapeutics, Inc.†	7,500	595,500
Eli Lilly & Co.	21,662	23,296,831
McKesson Corp.	3,590	3,163,221
		41,210,300
Pipelines — 0.1%
Cheniere Energy, Inc.	2,584	538,661
Retail — 3.7%
AutoZone, Inc.†	432	1,708,271
BJ's Wholesale Club Holdings, Inc.†	11,438	1,020,613
Carvana Co.†	7,429	2,782,160
Casey's General Stores, Inc.	3,212	1,832,318
Costco Wholesale Corp.	12,084	11,039,822
Domino's Pizza, Inc.	2,154	903,883
Ferguson Enterprises, Inc.†	3,120	785,210
Home Depot, Inc.	20,792	7,421,081
Lululemon Athletica, Inc.†	10,780	1,985,460
Murphy USA, Inc.	1,332	512,913
O'Reilly Automotive, Inc.†	21,672	2,204,042
TJX Cos., Inc.	15,453	2,347,620
Ulta Beauty, Inc.†	3,865	2,082,578
Walmart, Inc.	12,541	1,385,906
Williams-Sonoma, Inc.	8,816	1,586,968
Yum! Brands, Inc.	4,157	636,894
		40,235,739
Semiconductors — 19.7%
Advanced Micro Devices, Inc.†	7,532	1,638,436
Applied Materials, Inc.	3,250	819,812
Astera Labs, Inc.†	1,810	285,202
Broadcom, Inc.	154,559	62,281,095
KLA Corp.	4,509	5,300,194
Lam Research Corp.	12,786	1,994,616

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	790,510	$ 139,920,270
QUALCOMM, Inc.	11,299	1,899,249
		214,138,874
Software — 16.7%
Adobe, Inc.†	26,155	8,373,000
Appfolio, Inc., Class A†	2,448	558,829
Atlassian Corp., Class A†	3,294	492,519
Autodesk, Inc.†	4,689	1,422,361
Bentley Systems, Inc., Class B	5,818	244,123
Broadridge Financial Solutions, Inc.	1,670	380,910
Cadence Design Systems, Inc.†	2,685	837,290
DocuSign, Inc.†	28,081	1,947,417
DoubleVerify Holdings, Inc.†	170,542	1,797,513
Doximity, Inc., Class A†	9,961	512,394
Dropbox, Inc., Class A†	91,629	2,737,875
Dynatrace, Inc.†	48,584	2,164,903
Fair Isaac Corp.†	626	1,130,450
Fiserv, Inc.†	38,799	2,384,975
HubSpot, Inc.†	454	166,763
Intuit, Inc.	9,720	6,163,258
Manhattan Associates, Inc.†	600	105,870
Microsoft Corp.	234,878	115,562,325
Nutanix, Inc., Class A†	12,243	585,215
Oracle Corp.	28,994	5,855,338
Palantir Technologies, Inc., Class A†	65,349	11,008,039
Paychex, Inc.	18,996	2,121,663
Paycom Software, Inc.	12,254	1,974,977
Pegasystems, Inc.	50,974	2,791,846
RingCentral, Inc., Class A†	55,235	1,559,836
ROBLOX Corp., Class A†	9,724	924,072
Salesforce, Inc.	7,656	1,765,014
Samsara, Inc., Class A†	7,024	267,123
ServiceNow, Inc.†	1,452	1,179,619
Strategy, Inc., Class A#†	2,341	414,778
Teradata Corp.†	51,596	1,477,710
Twilio, Inc., Class A†	11,621	1,507,128
Tyler Technologies, Inc.†	536	251,716
Unity Software, Inc.†	8,682	369,159
Workday, Inc., Class A†	1,351	291,303
		181,327,311
Telecommunications — 0.6%
Arista Networks, Inc.†	31,648	4,135,760
Motorola Solutions, Inc.	485	179,295
Ubiquiti, Inc.	3,708	2,162,098
		6,477,153
Total Common Stocks (cost $626,997,619)		1,077,077,450
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Russell 1000 Growth ETF # (cost $1,361,014)	2,878	$ 1,371,223
Total Long-Term Investment Securities (cost $628,358,633)		1,078,448,673
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1)	182	182
State Street Navigator Securities Lending Government Money Market Portfolio 4.02%(1)(2)	329,730	329,730
Total Short-Term Investments (cost $329,912)		329,912
TOTAL INVESTMENTS (cost $628,688,545)(3)	99.2%	1,078,778,585
Other assets less liabilities	0.8	8,639,207
NET ASSETS	100.0%	$1,087,417,792
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	At November 30, 2025, the Fund had loaned securities with a total value of $3,618,227. This was secured by collateral of $329,730, which was received in cash and subsequently invested in short-term investments currently valued at $329,730 as reported in the Portfolio of Investments. Additional collateral of $3,535,189 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$2,956
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	43,807
Federal National Mtg. Assoc.	0.64%	12/30/2025	3,017
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	8,728
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	3,476,681
(3)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,077,077,450	$—	$—	$1,077,077,450
Unaffiliated Investment Companies	1,371,223	—	—	1,371,223
Short-Term Investments	329,912	—	—	329,912
Total Investments at Value	$1,078,778,585	$—	$—	$1,078,778,585
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 1.8%
Omnicom Group, Inc.#	120,590	$ 8,636,656
Aerospace/Defense — 1.9%
Curtiss-Wright Corp.	3,570	2,014,515
General Dynamics Corp.	18,298	6,251,146
TransDigm Group, Inc.	480	652,882
		8,918,543
Agriculture — 2.8%
Altria Group, Inc.	96,630	5,702,136
Philip Morris International, Inc.	49,406	7,780,457
		13,482,593
Apparel — 0.2%
Tapestry, Inc.	7,287	796,323
Auto Manufacturers — 0.6%
Cummins, Inc.	2,150	1,070,657
General Motors Co.	8,037	590,880
Lucid Group, Inc.#†	73,565	1,002,691
		2,664,228
Auto Parts & Equipment — 0.6%
Aptiv PLC†	13,554	1,051,113
BorgWarner, Inc.	47,893	2,062,272
		3,113,385
Banks — 7.7%
Bank of America Corp.	71,413	3,831,308
Bank of New York Mellon Corp.	55,042	6,170,208
Cullen/Frost Bankers, Inc.	3,657	452,444
East West Bancorp, Inc.	20,532	2,190,764
JPMorgan Chase & Co.	58,000	18,158,640
Northern Trust Corp.	16,439	2,159,098
State Street Corp.	27,455	3,267,694
Wells Fargo & Co.	7,300	626,705
		36,856,861
Beverages — 1.8%
Keurig Dr Pepper, Inc.	152,463	4,253,718
PepsiCo, Inc.	29,596	4,402,109
		8,655,827
Biotechnology — 4.2%
Amgen, Inc.	17,930	6,194,098
Exelixis, Inc.†	61,048	2,696,490
Gilead Sciences, Inc.	53,663	6,752,952
Incyte Corp.†	13,022	1,360,278
Moderna, Inc.†	85,230	2,214,275
United Therapeutics Corp.†	1,995	969,570
		20,187,663
Building Materials — 0.4%
Johnson Controls International PLC	15,607	1,815,250
Chemicals — 1.5%
Mosaic Co.	38,661	946,808
PPG Industries, Inc.	41,297	4,131,352
RPM International, Inc.	20,527	2,201,521
		7,279,681
Commercial Services — 1.3%
S&P Global, Inc.	12,097	6,034,347
Computers — 6.9%
Accenture PLC, Class A	17,677	4,419,250
Security Description	Shares or Principal Amount	Value

Computers (continued)
Amdocs, Ltd.	23,184	$ 1,773,112
Amentum Holdings, Inc.†	19,388	555,078
CACI International, Inc., Class A†	2,334	1,440,311
Cognizant Technology Solutions Corp., Class A	74,742	5,808,201
Dell Technologies, Inc., Class C	37,936	5,058,766
Genpact, Ltd.	12,093	532,818
Hewlett Packard Enterprise Co.	189,203	4,137,870
International Business Machines Corp.	21,439	6,615,647
Leidos Holdings, Inc.	15,154	2,895,929
		33,236,982
Cosmetics/Personal Care — 0.3%
Procter & Gamble Co.	10,022	1,484,860
Diversified Financial Services — 6.5%
American Express Co.	6,058	2,212,806
Blackrock, Inc.	1,332	1,395,004
Coinbase Global, Inc., Class A†	2,328	635,125
Houlihan Lokey, Inc.	23,461	4,115,059
Invesco, Ltd.	213,822	5,227,948
Janus Henderson Group PLC	41,519	1,814,795
Synchrony Financial	67,872	5,250,578
T. Rowe Price Group, Inc.	35,303	3,614,321
Virtu Financial, Inc., Class A	120,636	4,313,943
Western Union Co.#	266,140	2,339,371
		30,918,950
Electric — 0.9%
Constellation Energy Corp.	8,316	3,030,018
Talen Energy Corp.#†	3,415	1,346,432
		4,376,450
Electrical Components & Equipment — 2.8%
Acuity, Inc.	12,632	4,628,617
Eaton Corp. PLC	18,150	6,277,904
Emerson Electric Co.	17,401	2,320,945
		13,227,466
Electronics — 1.5%
Allegion PLC	15,940	2,646,518
Garmin, Ltd.	9,779	1,910,034
Honeywell International, Inc.	11,084	2,130,234
Hubbell, Inc.	1,573	678,640
		7,365,426
Engineering & Construction — 1.0%
EMCOR Group, Inc.	7,721	4,748,955
Environmental Control — 0.2%
Pentair PLC	7,477	786,880
Food — 0.3%
Albertsons Cos., Inc., Class A	39,930	731,917
Flowers Foods, Inc.	55,248	592,811
		1,324,728
Gas — 0.4%
National Fuel Gas Co.	24,703	2,036,762
Hand/Machine Tools — 0.9%
Snap-on, Inc.	12,940	4,400,247
Healthcare-Products — 3.7%
Boston Scientific Corp.†	59,958	6,090,534
Cooper Cos., Inc.†	6,812	530,859
Medtronic PLC	39,456	4,155,900

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
ResMed, Inc.	18,793	$ 4,807,813
Stryker Corp.	6,327	2,348,456
		17,933,562
Healthcare-Services — 0.8%
UnitedHealth Group, Inc.	1,358	447,827
Universal Health Services, Inc., Class B	13,498	3,288,518
		3,736,345
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	5,262	574,189
Insurance — 9.4%
Aflac, Inc.	7,745	854,351
Allstate Corp.	10,016	2,133,208
Aon PLC, Class A	5,231	1,851,355
Arthur J. Gallagher & Co.	4,827	1,195,262
Berkshire Hathaway, Inc., Class B†	38,891	19,982,585
Brighthouse Financial, Inc.†	16,146	1,058,370
Brown & Brown, Inc.	53,816	4,328,421
Globe Life, Inc.	18,840	2,538,313
MGIC Investment Corp.	163,773	4,642,965
Progressive Corp.	27,517	6,295,614
		44,880,444
Internet — 8.7%
Alphabet, Inc., Class A	46,409	14,859,234
Alphabet, Inc., Class C	11,870	3,799,824
Amazon.com, Inc.†	37,018	8,633,338
Booking Holdings, Inc.	654	3,214,207
F5, Inc.†	5,448	1,302,944
Gen Digital, Inc.	110,297	2,908,532
IAC, Inc.†	102,020	3,577,841
Meta Platforms, Inc., Class A	5,480	3,550,766
		41,846,686
Machinery-Diversified — 1.4%
Dover Corp.	19,694	3,648,904
Westinghouse Air Brake Technologies Corp.	14,588	3,042,328
		6,691,232
Media — 3.2%
Comcast Corp., Class A	186,424	4,975,657
Fox Corp., Class A	74,328	4,868,484
Walt Disney Co.	52,515	5,486,242
		15,330,383
Mining — 0.8%
Newmont Corp.	43,023	3,903,477
Oil & Gas — 3.3%
APA Corp.	171,640	4,285,851
Chevron Corp.	2,921	441,451
Expand Energy Corp.	29,407	3,585,595
Exxon Mobil Corp.	28,432	3,295,837
Ovintiv, Inc.	108,487	4,443,628
		16,052,362
Packaging & Containers — 0.6%
AptarGroup, Inc.	14,475	1,805,756
Packaging Corp. of America	5,200	1,061,164
		2,866,920
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 6.3%
Cardinal Health, Inc.	8,602	$ 1,825,861
Johnson & Johnson	65,081	13,466,560
McKesson Corp.	4,180	3,683,082
Merck & Co., Inc.	95,545	10,015,982
Organon & Co.	132,382	1,020,665
		30,012,150
Pipelines — 1.0%
DT Midstream, Inc.	4,441	539,404
ONEOK, Inc.	61,336	4,466,487
		5,005,891
REITS — 4.4%
Agree Realty Corp.	61,603	4,633,778
Brixmor Property Group, Inc.	52,678	1,377,003
Kimco Realty Corp.	130,118	2,688,238
Mid-America Apartment Communities, Inc.	20,314	2,760,469
Realty Income Corp.	84,552	4,871,041
STAG Industrial, Inc.	127,068	4,991,231
		21,321,760
Retail — 3.2%
Dillard's, Inc., Class A#	939	629,186
Genuine Parts Co.	13,295	1,733,668
Macy's, Inc.	30,309	677,709
McDonald's Corp.	11,975	3,734,045
QXO, Inc.#†	33,481	627,099
Walmart, Inc.	70,913	7,836,596
		15,238,303
Semiconductors — 2.2%
Marvell Technology, Inc.	38,429	3,435,553
Micron Technology, Inc.	31,031	7,338,211
		10,773,764
Software — 1.3%
Concentrix Corp.	38,243	1,384,779
Roper Technologies, Inc.	10,724	4,785,263
		6,170,042
Telecommunications — 2.1%
Cisco Systems, Inc.	86,237	6,635,075
Verizon Communications, Inc.	81,812	3,363,291
		9,998,366
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	20,110	3,194,876
Total Long-Term Investment Securities (cost $396,855,622)		477,879,815

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.16% dated 11/28/2025, to be repurchased 12/01/2025 in the amount of $1,216,395 and collateralized by $1,261,000 of United States Treasury Notes, , bearing interest at 1.88% due 02/28/2027 and having an approximate value of $1,240,613 (cost $1,216,277)	$1,216,277	$ 1,216,277
TOTAL INVESTMENTS (cost $398,071,899)(1)	100.0%	479,096,092
Other assets less liabilities	0.0	183,810
NET ASSETS	100.0%	$479,279,902
#	The security or a portion thereof is out on loan.
At November 30, 2025, the Fund had loaned securities with a total value of $5,749,061. This was secured by collateral of $5,840,432 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$8,535
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	126,486
Federal National Mtg. Assoc.	0.64%	12/30/2025	8,711
United States Treasury Bills	0.00%	02/05/2026 to 10/29/2026	17,924
United States Treasury Notes/Bonds	0.13% to 6.13%	12/31/2025 to 08/15/2055	5,678,776
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$477,879,815	$—	$—	$477,879,815
Repurchase Agreements	—	1,216,277	—	1,216,277
Total Investments at Value	$477,879,815	$1,216,277	$—	$479,096,092
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.7%
Howmet Aerospace, Inc.	19,031	$ 3,893,552
Airlines — 1.0%
Delta Air Lines, Inc.	53,419	3,424,158
United Airlines Holdings, Inc.†	21,425	2,184,493
		5,608,651
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,572	432,109
Banks — 0.5%
Bank of New York Mellon Corp.	16,600	1,860,860
PNC Financial Services Group, Inc.	2,431	463,640
US Bancorp	6,434	315,588
		2,640,088
Beverages — 1.4%
Keurig Dr Pepper, Inc.	93,535	2,609,626
Monster Beverage Corp.†	66,847	5,012,857
		7,622,483
Biotechnology — 1.7%
Biogen, Inc.†	1,379	251,102
Incyte Corp.†	8,898	929,485
Regeneron Pharmaceuticals, Inc.	4,459	3,478,867
Vertex Pharmaceuticals, Inc.†	11,366	4,928,412
		9,587,866
Building Materials — 0.2%
Trane Technologies PLC	2,215	933,578
Chemicals — 2.1%
Air Products & Chemicals, Inc.	2,205	575,615
Ecolab, Inc.	6,104	1,679,577
Linde PLC	17,356	7,121,514
Sherwin-Williams Co.	6,250	2,148,062
		11,524,768
Commercial Services — 3.7%
Automatic Data Processing, Inc.	21,497	5,488,184
Cintas Corp.	20,546	3,821,967
Moody's Corp.	5,230	2,566,779
PayPal Holdings, Inc.	20,336	1,274,864
S&P Global, Inc.	15,165	7,564,757
		20,716,551
Computers — 7.6%
Accenture PLC, Class A	21,206	5,301,500
Cognizant Technology Solutions Corp., Class A	17,808	1,383,860
Dell Technologies, Inc., Class C	25,030	3,337,751
Fortinet, Inc.†	36,709	2,978,201
Hewlett Packard Enterprise Co.	179,323	3,921,794
HP, Inc.	192,153	4,692,376
NetApp, Inc.	50,116	5,590,941
Sandisk Corp.†	1,302	290,711
Seagate Technology Holdings PLC	23,045	6,376,321
Super Micro Computer, Inc.†	10,877	368,186
Western Digital Corp.	47,155	7,701,826
		41,943,467
Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	80,501	1,396,692
Distribution/Wholesale — 0.3%
Copart, Inc.†	45,398	1,769,614
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 9.2%
American Express Co.	20,387	$ 7,446,760
Ameriprise Financial, Inc.	1,984	904,188
Blackrock, Inc.	7,096	7,431,641
Charles Schwab Corp.	38,791	3,597,089
CME Group, Inc.	13,533	3,808,998
Coinbase Global, Inc., Class A†	1,655	451,517
Interactive Brokers Group, Inc., Class A	4,518	293,760
Intercontinental Exchange, Inc.	23,469	3,691,674
Mastercard, Inc., Class A	19,265	10,605,960
Nasdaq, Inc.	1,492	135,653
Visa, Inc., Class A	36,875	12,332,475
		50,699,715
Electric — 3.2%
Consolidated Edison, Inc.	28,656	2,875,916
Eversource Energy	28,826	1,936,531
Exelon Corp.	103,925	4,896,946
FirstEnergy Corp.	42,058	2,007,008
PPL Corp.#	125,930	4,646,817
WEC Energy Group, Inc.	12,827	1,437,522
		17,800,740
Electrical Components & Equipment — 0.9%
Eaton Corp. PLC	12,078	4,177,659
Emerson Electric Co.	5,887	785,208
		4,962,867
Electronics — 1.2%
Amphenol Corp., Class A	45,466	6,406,159
TE Connectivity PLC	1,306	295,352
		6,701,511
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	6,015	790,672
Environmental Control — 1.3%
Republic Services, Inc.	13,480	2,925,969
Waste Management, Inc.	18,468	4,023,623
		6,949,592
Food — 0.8%
General Mills, Inc.	24,396	1,155,150
Kellanova	15,343	1,283,288
Kraft Heinz Co.	56,211	1,433,943
Kroger Co.	1,163	78,247
McCormick & Co., Inc.	4,661	314,524
Sysco Corp.	1,513	115,291
		4,380,443
Healthcare-Products — 3.8%
Boston Scientific Corp.†	654	66,433
Danaher Corp.	9,319	2,113,363
Edwards Lifesciences Corp.†	16,291	1,411,941
GE HealthCare Technologies, Inc.	13,103	1,048,109
IDEXX Laboratories, Inc.†	2,507	1,887,470
Insulet Corp.†	494	161,632
ResMed, Inc.	6,644	1,699,735
STERIS PLC	1,639	436,433
Stryker Corp.	19,630	7,286,263
Thermo Fisher Scientific, Inc.	8,686	5,131,949
		21,243,328

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 0.9%
Elevance Health, Inc.	7,424	$ 2,511,242
HCA Healthcare, Inc.	4,764	2,421,494
		4,932,736
Household Products/Wares — 0.8%
Church & Dwight Co., Inc.	20,212	1,721,254
Kimberly-Clark Corp.	26,864	2,931,400
		4,652,654
Insurance — 2.5%
Aflac, Inc.	4,092	451,387
Aon PLC, Class A	2,575	911,344
Arthur J. Gallagher & Co.	7,637	1,891,074
Brown & Brown, Inc.	60	4,826
Chubb, Ltd.	9,998	2,961,207
Marsh & McLennan Cos., Inc.	13,777	2,527,391
Progressive Corp.	16,796	3,842,757
Travelers Cos., Inc.	3,528	1,033,210
		13,623,196
Internet — 7.3%
AppLovin Corp., Class A†	2,233	1,338,639
Booking Holdings, Inc.	1,356	6,664,320
DoorDash, Inc., Class A†	15,318	3,038,632
eBay, Inc.	78,462	6,495,869
Expedia Group, Inc.	5,610	1,434,421
Match Group, Inc.	125,780	4,189,732
Netflix, Inc.†	98,450	10,591,251
Palo Alto Networks, Inc.†	33,387	6,347,870
Robinhood Markets, Inc., Class A†	1,497	192,349
		40,293,083
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	222	59,108
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	18,364	5,234,291
Machinery-Construction & Mining — 0.4%
GE Vernova, Inc.	3,998	2,397,880
Machinery-Diversified — 0.4%
Deere & Co.	4,606	2,139,441
Media — 0.7%
Comcast Corp., Class A	124,974	3,335,556
Walt Disney Co.	4,283	447,445
		3,783,001
Mining — 0.4%
Newmont Corp.	25,338	2,298,917
Oil & Gas — 1.2%
Diamondback Energy, Inc.	7,529	1,148,850
EOG Resources, Inc.	29,222	3,151,593
EQT Corp.	15,237	927,324
Occidental Petroleum Corp.	4,955	208,110
Texas Pacific Land Corp.	329	284,351
Valero Energy Corp.	4,781	845,090
		6,565,318
Pharmaceuticals — 1.3%
McKesson Corp.	3,500	3,083,920
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	8,072	$ 846,188
Zoetis, Inc.	25,760	3,301,917
		7,232,025
Pipelines — 1.6%
Kinder Morgan, Inc.	83,645	2,285,181
ONEOK, Inc.	22,506	1,638,887
Targa Resources Corp.	10,693	1,874,590
Williams Cos., Inc.	53,898	3,284,005
		9,082,663
Private Equity — 0.7%
Blackstone, Inc.	26,545	3,886,719
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,258	365,412
REITS — 3.8%
American Tower Corp.	4,890	886,410
Digital Realty Trust, Inc.	5,085	814,210
Equinix, Inc.	2,986	2,249,384
Prologis, Inc.	33,547	4,311,796
Public Storage	3,596	987,246
Realty Income Corp.	40,939	2,358,496
Welltower, Inc.	44,074	9,177,088
		20,784,630
Retail — 4.9%
AutoZone, Inc.†	335	1,324,700
Chipotle Mexican Grill, Inc.†	23,395	807,595
Darden Restaurants, Inc.	2,233	401,002
Dollar General Corp.	4,040	442,340
Home Depot, Inc.	22,176	7,915,058
Lowe's Cos., Inc.	16,994	4,120,705
O'Reilly Automotive, Inc.†	27,300	2,776,410
Ross Stores, Inc.	4,521	797,324
TJX Cos., Inc.	51,048	7,755,212
Yum! Brands, Inc.	4,936	756,245
		27,096,591
Semiconductors — 18.1%
Advanced Micro Devices, Inc.†	16,826	3,660,160
Analog Devices, Inc.	14,407	3,822,753
Applied Materials, Inc.	14,178	3,576,401
Broadcom, Inc.	55,145	22,221,229
Intel Corp.†	50,728	2,057,528
KLA Corp.	3,371	3,962,509
Lam Research Corp.	30,697	4,788,732
Micron Technology, Inc.	12,188	2,882,218
NVIDIA Corp.	270,775	47,927,175
QUALCOMM, Inc.	25,757	4,329,494
Texas Instruments, Inc.	4,599	773,874
		100,002,073
Software — 9.0%
Adobe, Inc.†	13,590	4,350,567
Autodesk, Inc.†	11,607	3,520,867
Cadence Design Systems, Inc.†	8,533	2,660,931
Datadog, Inc., Class A†	3,431	548,994
Electronic Arts, Inc.	7,949	1,605,937
Fair Isaac Corp.†	751	1,356,178
Intuit, Inc.	7,827	4,962,944
Oracle Corp.	26,005	5,251,710
Palantir Technologies, Inc., Class A†	23,652	3,984,179
Paychex, Inc.	17,518	1,956,585

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Roper Technologies, Inc.	6,544	$ 2,920,064
Salesforce, Inc.	23,672	5,457,343
ServiceNow, Inc.†	8,462	6,874,613
Synopsys, Inc.†	2,343	979,398
Tyler Technologies, Inc.†	2,205	1,035,512
Workday, Inc., Class A†	11,585	2,497,958
		49,963,780
Telecommunications — 3.7%
Arista Networks, Inc.†	40,759	5,326,386
AT&T, Inc.	24,905	648,028
Cisco Systems, Inc.	120,310	9,256,652
Corning, Inc.	14,585	1,228,057
Motorola Solutions, Inc.	2,103	777,437
Verizon Communications, Inc.	71,253	2,929,211
		20,165,771
Transportation — 0.5%
CSX Corp.	15,975	564,876
Old Dominion Freight Line, Inc.	1,549	209,564
Union Pacific Corp.	8,817	2,044,045
		2,818,485
Total Long-Term Investment Securities (cost $352,175,590)		548,976,061
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94%(1) (cost $3,361,290)	3,361,290	3,361,290
TOTAL INVESTMENTS (cost $355,536,880)(2)	99.9%	552,337,351
Other assets less liabilities	0.1	541,738
NET ASSETS	100.0%	$552,879,089
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At November 30, 2025, the Fund had loaned securities with a total value of $4,646,817. This was secured by collateral of $4,723,459 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2025
Federal Farm Credit Bank	0.87% to 0.94%	09/01/2026 to 09/28/2026	$23,249
Federal Home Loan Bank	0.55% to 3.83%	01/20/2026 to 10/13/2026	344,554
Federal National Mtg. Assoc.	0.64%	12/30/2025	23,730
United States Treasury Notes/Bonds	0.13% to 6.13%	07/15/2026 to 02/15/2055	4,331,926
(1)	The rate shown is the 7-day yield as of November 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — November 30, 2025— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	S&P 500 E-Mini Index	December 2025	$3,703,680	$3,772,725	$69,045
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$548,976,061	$—	$—	$548,976,061
Short-Term Investments	3,361,290	—	—	3,361,290
Total Investments at Value	$552,337,351	$—	$—	$552,337,351
Other Financial Instruments:†
Futures Contracts	$69,045	$—	$—	$69,045
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2025 (unaudited)

	Aggressive Allocation Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Allocation Lifestyle Fund	Core Bond Fund	Dividend Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$5,247,394	$148,747,553	$358,870,151	$2,036,118	$2,710,763,569	$590,584,267
Investment securities, at value (affiliated)*‡	751,914,092	—	—	283,831,763	—	—
Repurchase agreements (cost approximates value)	—	2,648,185	—	—	—	—
Cash	—	236	—	—	3,000,116	158
Foreign cash*	—	—	—	—	369	75
Cash collateral on futures contracts	—	—	—	—	1,579,000	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	15	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	29,559	17,456	31,553	396	5,373	3,967
Dividends and interest	18,714	414,594	124,623	6,567	19,144,335	1,585,033
Investments sold	—	328	1	—	204,476	1,762,894
Securities lending income	—	597	—	—	10,446	6,351
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	22,948	8,145	7,665	14,389	102,875	20,293
Due from investment adviser for expense reimbursements/fee waivers	18,460	6,192	—	6,996	67,309	66,213
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	757,251,167	151,843,301	359,033,993	285,896,229	2,734,877,868	594,029,251
LIABILITIES:
Payable for:
Fund shares redeemed	66	2,732	31,882	317,949	139,945	217,438
Investments purchased	—	25,000	—	—	4,479,584	955,168
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	61,533	61,926	161,305	23,319	926,220	322,461
Administrative service fee	—	8,253	19,544	—	149,516	29,416
Transfer agent fees and expenses	961	720	1,187	950	2,641	966
Directors’ fees and expenses	25,482	8,572	7,545	15,630	113,519	23,934
Other accrued expenses	49,942	71,446	82,833	39,451	259,654	106,702
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	153,713	—	—	13,223,684	225,966
Due to custodian	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	93,231	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	137,984	332,362	304,296	397,299	19,387,994	1,882,051
Commitments and contingent liabilities (Note 5)
Net assets	$757,113,183	$151,510,939	$358,729,697	$285,498,930	$2,715,489,874	$592,147,200
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$596,210	$117,462	$150,526	$228,252	$2,664,549	$432,217
Additional paid-in-capital	549,500,949	113,057,058	229,744,609	260,178,409	2,896,218,010	393,524,693
Total accumulated earnings (loss)	207,016,024	38,336,419	128,834,562	25,092,269	(183,392,685)	198,190,290
Net assets	$757,113,183	$151,510,939	$358,729,697	$285,498,930	$2,715,489,874	$592,147,200
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	59,620,963	11,746,230	15,052,556	22,825,172	266,454,931	43,221,730
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.70	$12.90	$23.83	$12.51	$10.19	$13.70
* Cost
Investment securities (unaffiliated)	$5,247,394	$130,416,517	$265,439,709	$2,036,118	$2,788,767,730	$516,816,973
Investment securities (affiliated)	$623,734,647	$—	$—	$261,860,014	$—	$—
Foreign cash	$—	$—	$—	$—	$354	$84
‡ Including securities on loan	$—	$5,259,159	$—	$—	$23,181,914	$6,644,148
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2025 (unaudited) — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$23,984,617	$844,024,148	$284,333,072	$239,125,696	$159,914,128	$1,899,834,059
Investment securities, at value (affiliated)*‡	107,641,468	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	1,870,558	—
Cash	84	32,540	1,462,200	108	1	—
Foreign cash*	—	868,518	57	22,302	—	18,946
Cash collateral on futures contracts	—	425,186	—	755,710	—	201,968
Cash collateral for over-the-counter derivative contracts	—	—	—	321,079	—	—
Receivable for variation margin on futures contracts	47,238	48,421	—	434,794	—	12,507
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	7,565	30,938	47,023	419	8,129	563
Dividends and interest	141,863	1,966,976	529,804	1,579,227	772,207	770,348
Investments sold	1,280,487	70,954	639,328	659,327	—	4,870,814
Securities lending income	—	32,155	1,177	996	249	1,315
Receipts on swap contracts	—	—	—	980	—	—
Prepaid expenses and other assets	3,424	17,231	9,959	14,445	7,193	37,581
Due from investment adviser for expense reimbursements/fee waivers	5,697	—	2,124	11,789	15,319	243,036
Unrealized appreciation on forward foreign currency contracts	—	—	—	291,845	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	9,670	—	—
Total assets	133,112,443	847,517,067	287,024,744	243,228,387	162,587,784	1,905,991,137
LIABILITIES:
Payable for:
Fund shares redeemed	27,227	206,089	111,455	221,016	570,995	792,479
Investments purchased	1,345,485	—	626,027	640,786	—	4,822,082
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	26,887	530,654	158,909	98,241	66,603	1,012,874
Administrative service fee	1,289	46,914	14,155	13,094	8,877	101,224
Transfer agent fees and expenses	720	1,120	1,227	720	1,723	1,213
Directors’ fees and expenses	4,038	19,189	12,390	15,185	7,626	43,458
Other accrued expenses	44,249	504,888	121,975	100,548	50,169	150,691
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	2,284,447	—	1,863	—	—
Premiums received on over-the-counter swap contracts	—	—	—	8,255	—	—
Collateral upon return of securities loaned	—	2,309,425	5,355,652	1,904,071	—	16,110,548
Due to custodian	—	—	—	—	—	73
Payable for variation margin on futures contracts	—	—	—	—	6,633	—
Payable for collateral on over-the-counter derivative contracts	928,500	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	415,131	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	2,378,395	5,902,726	6,401,790	3,418,910	712,626	23,034,642
Commitments and contingent liabilities (Note 5)
Net assets	$130,734,048	$841,614,341	$280,622,954	$239,809,477	$161,875,158	$1,882,956,495
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$114,562	$1,081,001	$392,304	$206,393	$167,597	$968,201
Additional paid-in-capital	114,860,346	712,023,822	345,638,196	191,690,353	178,725,271	875,832,183
Total accumulated earnings (loss)	15,759,140	128,509,518	(65,407,546)	47,912,731	(17,017,710)	1,006,156,111
Net assets	$130,734,048	$841,614,341	$280,622,954	$239,809,477	$161,875,158	$1,882,956,495
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	11,456,173	108,100,052	39,230,441	20,639,327	16,759,657	96,820,058
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.41	$7.79	$7.15	$11.62	$9.66	$19.45
* Cost
Investment securities (unaffiliated)	$24,081,860	$723,897,568	$269,861,340	$199,387,195	$166,673,052	$1,290,520,084
Investment securities (affiliated)	$96,099,692	$—	$—	$—	$—	$—
Foreign cash	$—	$858,148	$57	$22,263	$—	$18,340
‡ Including securities on loan	$—	$15,425,394	$16,612,328	$4,412,398	$6,218,487	$17,594,406
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2025 (unaudited) — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$361,322,175	$391,466,633	$2,249,678,809	$93,765,943	$357,583,538	$370,039,227
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	11,448,109	2,420,912	—	—	—	610,651
Cash	28,334	4,141	23,299	589,742	4,968,757	601,386
Foreign cash*	1,000,187	125,702	11,522,730	486,863	163,864	943,799
Cash collateral on futures contracts	—	—	1,706,170	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	347,000	—	—	—
Receivable for variation margin on futures contracts	—	—	53,379	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	145,300	—	—	—	—
Receivable for:
Fund shares sold	1,879	1,504	12,088	1,189	4,076	1,175
Dividends and interest	5,696,775	1,716,402	14,036,935	962,172	616,218	1,515,186
Investments sold	205,608	—	782,561	—	—	4,000,174
Securities lending income	29,412	78	36,997	842	1,206	8,139
Receipts on swap contracts	—	118,403	19,661	—	—	—
Prepaid expenses and other assets	27,353	13,014	38,181	8,238	24,228	47,788
Due from investment adviser for expense reimbursements/fee waivers	24,374	29,870	62,905	5,590	76,500	8,974
Unrealized appreciation on forward foreign currency contracts	—	2,855,024	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	50,337	14,737	—	—	—
Total assets	379,784,206	398,947,320	2,278,335,452	95,820,579	363,438,387	377,776,499
LIABILITIES:
Payable for:
Fund shares redeemed	73,662	232,684	376,007	280,734	158,603	87,447
Investments purchased	615,000	18,473,680	—	—	—	2,288,930
Payments on swap contracts	—	103,871	104,399	—	—	—
Investment advisory and management fees	174,311	151,763	480,664	46,583	275,084	247,532
Administrative service fee	18,676	20,953	119,771	6,209	19,608	19,935
Transfer agent fees and expenses	2,034	966	4,092	1,224	966	1,212
Directors’ fees and expenses	28,411	13,744	41,006	8,312	25,668	49,252
Other accrued expenses	93,325	118,435	753,811	56,334	116,113	193,994
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	1,307,314	18,251
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	27,433,584	—	123,215,845	1,967,313	2,303,056	4,129,560
Due to custodian	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	163,317	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	99,908	1,818,276	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	1,070	—	—	—
Total liabilities	28,538,911	21,097,689	125,096,665	2,366,709	4,206,412	7,036,113
Commitments and contingent liabilities (Note 5)
Net assets	$351,245,295	$377,849,631	$2,153,238,787	$93,453,870	$359,231,975	$370,740,386
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$477,376	$421,688	$2,192,754	$86,350	$262,662	$209,906
Additional paid-in-capital	357,470,973	475,340,397	1,404,073,281	114,686,919	219,813,929	310,925,098
Total accumulated earnings (loss)	(6,703,054)	(97,912,454)	746,972,752	(21,319,399)	139,155,384	59,605,382
Net assets	$351,245,295	$377,849,631	$2,153,238,787	$93,453,870	$359,231,975	$370,740,386
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	47,737,625	42,168,777	219,275,434	8,635,030	26,266,196	20,990,614
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.36	$8.96	$9.82	$10.82	$13.68	$17.66
* Cost
Investment securities (unaffiliated)	$355,560,748	$406,495,352	$1,709,228,081	$95,492,426	$239,798,868	$329,991,884
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$999,935	$123,018	$11,462,692	$484,403	$161,484	$947,456
‡ Including securities on loan	$28,418,663	$63,086	$153,244,691	$9,441,359	$15,088,636	$29,799,168
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2025 (unaudited) — (continued)

	International Socially Responsible Fund	International Value Fund	Large Cap Core Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$563,466,166	$408,427,195	$825,126,243	$2,619,156,022	$1,258,629,665	$623,755,515
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	180,773
Cash	11,438	—	3,038,410	—	18,055,101	14
Foreign cash*	2,133,920	119,533	—	—	390	51
Cash collateral on futures contracts	407,878	—	—	804,574	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	152,715	—	—
Receivable for variation margin on futures contracts	35,313	—	—	452,532	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	26,084	8,733	3,181	20,201	8,686	1,776
Dividends and interest	3,058,472	2,911,323	545,066	2,195,014	471,666	714,207
Investments sold	5,101,301	607,034	1,512,832	—	—	197,224
Securities lending income	81	3,078	—	18,357	11,919	2,371
Receipts on swap contracts	—	—	—	14,344	—	—
Prepaid expenses and other assets	18,207	28,283	14,310	115,471	107,244	60,106
Due from investment adviser for expense reimbursements/fee waivers	41,845	23,336	51,327	31,212	—	—
Unrealized appreciation on forward foreign currency contracts	—	430,694	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	1,360	—	—	217,072	—	—
Total assets	574,302,065	412,559,209	830,291,369	2,623,177,514	1,277,284,671	624,912,037
LIABILITIES:
Payable for:
Fund shares redeemed	131,141	144,637	252,431	1,070,741	205,569	68,139
Investments purchased	3,571,468	—	1,248,913	—	—	220,195
Payments on swap contracts	18,727	—	—	388,907	—	—
Investment advisory and management fees	231,124	236,965	363,948	561,292	649,258	350,444
Administrative service fee	30,984	22,216	38,005	138,664	68,688	32,874
Transfer agent fees and expenses	1,463	1,216	1,214	4,189	1,214	1,684
Directors’ fees and expenses	19,286	30,197	16,711	127,840	28,540	64,198
Other accrued expenses	65,410	136,907	36,928	218,714	151,363	136,112
Line of credit	—	—	1,450,000	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	576,437	—	—	26,657,810	26,701,994	800,869
Due to custodian	—	—	—	141,787	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	140,490	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	6,110	—	—	—	—	—
Total liabilities	4,652,150	712,628	3,408,150	29,309,944	27,806,626	1,674,515
Commitments and contingent liabilities (Note 5)
Net assets	$569,649,915	$411,846,581	$826,883,219	$2,593,867,570	$1,249,478,045	$623,237,522
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$194,486	$317,155	$451,388	$1,001,837	$542,013	$351,233
Additional paid-in-capital	379,883,402	276,019,851	550,585,141	1,442,915,870	871,898,841	484,333,053
Total accumulated earnings (loss)	189,572,027	135,509,575	275,846,690	1,149,949,863	377,037,191	138,553,236
Net assets	$569,649,915	$411,846,581	$826,883,219	$2,593,867,570	$1,249,478,045	$623,237,522
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	19,448,572	31,715,524	45,138,820	100,183,719	54,201,317	35,123,337
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$29.29	$12.99	$18.32	$25.89	$23.05	$17.74
* Cost
Investment securities (unaffiliated)	$417,892,226	$335,267,077	$735,425,311	$1,912,925,115	$1,036,213,747	$567,514,365
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$2,131,936	$118,144	$—	$—	$386	$49
‡ Including securities on loan	$565,235	$—	$—	$133,461,428	$49,749,771	$19,626,590
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2025 (unaudited) — (continued)

	Moderate Allocation Lifestyle Fund	Nasdaq-100® Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$11,153,741	$1,145,132,691	$3,161,422,014	$471,977,202	$1,114,147,242	$170,528,417
Investment securities, at value (affiliated)*‡	1,028,793,358	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—
Cash	—	—	11,359,926	166,540	450,474	5
Foreign cash*	—	—	23,715	—	—	—
Cash collateral on futures contracts	—	301,182	—	—	732,723	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	51,900	—
Receivable for variation margin on futures contracts	—	36,164	—	—	13,091	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	69,239	323,182	74,829	7,726	11,921	1,297
Dividends and interest	23,181	641,536	888,991	103,757	739,622	118,198
Investments sold	—	—	6,312,073	65,426	841,307	48,421
Securities lending income	—	1,206	38,750	5,732	41,325	1,793
Receipts on swap contracts	—	—	—	—	194,216	—
Prepaid expenses and other assets	36,154	9,767	72,085	33,162	40,899	8,021
Due from investment adviser for expense reimbursements/fee waivers	25,445	74,670	131,252	18,688	52,312	4,047
Unrealized appreciation on forward foreign currency contracts	—	—	—	104,807	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	285,244	—
Total assets	1,040,101,118	1,146,520,398	3,180,323,635	472,483,040	1,117,602,276	170,710,199
LIABILITIES:
Payable for:
Fund shares redeemed	48	131,602	1,077,839	73,064	388,755	27,684
Investments purchased	—	—	7,317,424	—	—	66,539
Payments on swap contracts	—	—	—	—	423,093	—
Investment advisory and management fees	84,817	348,343	2,251,830	303,117	259,061	101,174
Administrative service fee	—	62,200	174,933	24,908	58,101	8,990
Transfer agent fees and expenses	961	2,493	2,629	2,169	3,550	1,226
Directors’ fees and expenses	40,208	12,214	75,735	36,373	44,422	8,819
Other accrued expenses	54,415	58,642	284,890	91,930	332,898	52,651
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	—	—	2,001,494	2,357,817	23,730,819	1,748,856
Due to custodian	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	47	—
Total liabilities	180,449	615,494	13,186,774	2,889,378	25,240,746	2,015,939
Commitments and contingent liabilities (Note 5)
Net assets	$1,039,920,669	$1,145,904,904	$3,167,136,861	$469,593,662	$1,092,361,530	$168,694,260
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$648,316	$416,440	$785,364	$261,042	$617,330	$154,995
Additional paid-in-capital	820,150,924	313,733,526	1,650,442,262	476,318,880	700,446,604	145,318,849
Total accumulated earnings (loss)	219,121,429	831,754,938	1,515,909,235	(6,986,260)	391,297,596	23,220,416
Net assets	$1,039,920,669	$1,145,904,904	$3,167,136,861	$469,593,662	$1,092,361,530	$168,694,260
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	64,831,589	41,644,035	78,536,365	26,104,203	61,732,956	15,499,465
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.04	$27.52	$40.33	$17.99	$17.69	$10.88
* Cost
Investment securities (unaffiliated)	$11,153,741	$473,836,586	$1,999,000,526	$415,729,954	$845,130,052	$164,003,912
Investment securities (affiliated)	$888,959,711	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$23,672	$—	$—	$—
‡ Including securities on loan	$—	$7,837,886	$17,461,608	$36,684,319	$115,700,195	$15,269,630
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2025 (unaudited) — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$243,196,652	$6,677,033,794	$740,909,312	$1,078,778,585	$477,879,815	$552,337,351
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,464,294	—	—	—	1,216,277	—
Cash	2,075	5	3,144,997	7,269,804	2	1
Foreign cash*	—	—	—	—	—	—
Cash collateral on futures contracts	478,000	1,835,020	—	—	—	246,161
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	18,357	149,177	—	—	—	44,813
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	537	416,398	6,039	4,562	960	212,821
Dividends and interest	195,681	6,363,577	416,509	388,949	493,995	336,978
Investments sold	131,937	—	—	1,680,250	1	—
Securities lending income	3,011	1,004	1,241	1,044	5,038	71
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	36,716	202,740	29,334	17,854	25,209	53,651
Due from investment adviser for expense reimbursements/fee waivers	—	470,380	132,223	677,863	53,999	9,072
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	247,527,260	6,686,472,095	744,639,655	1,088,818,911	479,675,296	553,240,919
LIABILITIES:
Payable for:
Fund shares redeemed	35,378	619,873	859,141	247,756	11,344	92,543
Investments purchased	141,362	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	130,404	1,199,946	446,009	638,064	260,985	113,397
Administrative service fee	12,948	368,778	40,052	59,276	25,704	30,227
Transfer agent fees and expenses	6,140	5,500	1,975	1,972	1,707	1,193
Directors’ fees and expenses	33,808	226,514	30,567	20,749	26,896	56,611
Other accrued expenses	121,645	465,171	61,848	103,572	68,758	67,859
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Collateral upon return of securities loaned	1,990,655	—	2,054,227	329,730	—	—
Due to custodian	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	2,472,340	2,885,782	3,493,819	1,401,119	395,394	361,830
Commitments and contingent liabilities (Note 5)
Net assets	$245,054,920	$6,683,586,313	$741,145,836	$1,087,417,792	$479,279,902	$552,879,089
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$183,973	$983,235	$199,645	$502,886	$291,062	$279,619
Additional paid-in-capital	167,229,222	539,159,071	382,124,191	436,475,673	320,068,093	253,497,668
Total accumulated earnings (loss)	77,641,725	6,143,444,007	358,822,000	650,439,233	158,920,747	299,101,802
Net assets	$245,054,920	$6,683,586,313	$741,145,836	$1,087,417,792	$479,279,902	$552,879,089
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	18,397,282	98,323,498	19,964,473	50,288,564	29,106,157	27,961,886
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.32	$67.98	$37.12	$21.62	$16.47	$19.77
* Cost
Investment securities (unaffiliated)	$212,553,627	$1,952,876,167	$459,500,915	$628,688,545	$396,855,622	$355,536,880
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—	$—
‡ Including securities on loan	$14,242,749	$11,694,408	$12,151,069	$3,618,227	$5,749,061	$4,646,817
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2025 (unaudited)

	Aggressive Allocation Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Allocation Lifestyle Fund	Core Bond Fund	Dividend Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$117,665	$478,776	$876,365	$43,737	$1,101,636	$7,155,682
Securities lending income (net of fees and rebates paid to borrowers)	—	3,155	—	—	70,862	47,147
Interest (unaffiliated)	—	1,160,655	97	—	60,204,472	413
Total investment income*	117,665	1,642,586	876,462	43,737	61,376,970	7,203,242
EXPENSES:
Investment advisory and management fees	372,091	376,973	978,673	142,390	5,641,268	2,219,006
Administration service fee	—	50,242	118,579	—	910,600	204,501
Transfer agent fees and expenses	2,603	1,953	3,268	2,615	7,160	2,598
Custodian fees	6,047	25,798	9,639	6,047	74,116	26,603
Reports to shareholders	13,046	5,225	23,545	7,158	51,459	19,680
Audit and tax fees	19,915	26,451	26,635	19,915	26,690	20,042
Legal fees	12,764	6,599	8,719	7,993	39,384	12,244
Directors’ fees and expenses	32,295	6,564	13,755	12,671	123,241	30,577
Interest expense	—	—	47	—	9,018	—
License fee	17,696	1,408	3,707	9,119	621	10,563
Other expenses	16,395	21,049	17,203	12,654	45,645	26,139
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	492,852	522,262	1,203,770	220,562	6,929,202	2,571,953
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(111,627)	(37,697)	—	(42,717)	(409,934)	(460,313)
Fees paid indirectly (Note 2)	—	(425)	—	—	—	(2,423)
Net expenses	381,225	484,140	1,203,770	177,845	6,519,268	2,109,217
Net investment income (loss)	(263,560)	1,158,446	(327,308)	(134,108)	54,857,702	5,094,025
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	8,136,581	16,906,008	—	2,001,919	66,573,171
Investments (affiliated)	46,711,300	—	—	6,869,320	—	—
Futures contracts	—	27,851	—	—	3,510,923	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(13)	22,245
Net realized gain (loss) on investments and foreign currencies	46,711,300	8,164,432	16,906,008	6,869,320	5,512,829	66,595,416
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	6,553,294	37,455,827	—	82,586,635	(2,171,627)
Investments (affiliated)	38,038,328	—	—	16,368,853	—	—
Futures contracts	—	—	—	—	(867,829)	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	176	—	—	12	2,685
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	38,038,328	6,553,470	37,455,827	16,368,853	81,718,818	(2,168,942)
Net realized and unrealized gain (loss) on investments and foreign currencies	84,749,628	14,717,902	54,361,835	23,238,173	87,231,647	64,426,474
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,486,068	$15,876,348	$54,034,527	$23,104,065	$142,089,349	$69,520,499
* Net of foreign withholding taxes on interest and dividends of	$—	$3,026	$—	$—	$(620)	$58,595
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2025 (unaudited) — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$92,643	$11,299,845	$3,947,394	$1,314,008	$—	$4,869,937
Securities lending income (net of fees and rebates paid to borrowers)	—	112,781	6,693	7,075	965	5,463
Interest (unaffiliated)	402,593	15,671	53,382	2,834,984	3,020,093	4,739
Total investment income*	495,236	11,428,297	4,007,469	4,156,067	3,021,058	4,880,139
EXPENSES:
Investment advisory and management fees	165,243	3,112,309	939,534	589,924	405,379	6,013,507
Administration service fee	8,020	274,472	83,527	78,625	54,029	599,440
Transfer agent fees and expenses	1,953	4,586	2,597	1,953	3,884	3,243
Custodian fees	11,725	626,300	22,303	38,870	9,008	28,250
Reports to shareholders	4,633	39,553	32,637	9,189	8,405	36,417
Audit and tax fees	20,420	26,329	20,783	27,616	23,534	20,042
Legal fees	6,344	14,227	8,420	7,829	6,759	27,468
Directors’ fees and expenses	5,881	33,500	12,605	10,138	7,017	75,685
Interest expense	23,099	2,741	—	1,087	—	865
License fee	2,408	2,487	18,359	11,955	1,012	23,232
Other expenses	15,054	85,837	34,348	41,199	19,469	47,925
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	264,780	4,222,341	1,175,113	818,385	538,496	6,876,074
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(34,701)	—	(12,534)	(70,791)	(74,613)	(1,439,231)
Fees paid indirectly (Note 2)	—	—	—	—	—	—
Net expenses	230,079	4,222,341	1,162,579	747,594	463,883	5,436,843
Net investment income (loss)	265,157	7,205,956	2,844,890	3,408,473	2,557,175	(556,704)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,002,838)	55,578,664	(173,987)	11,767,677	(610,077)	205,287,929
Investments (affiliated)	8,555,983	—	—	—	—	—
Futures contracts	1,402,853	2,169,004	—	597,291	13,965	248,880
Forward contracts	—	—	—	(757,960)	—	—
Swap contracts	—	—	—	3,873	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(654,600)	(10,560)	(55,327)	—	5,562
Net realized gain (loss) on investments and foreign currencies	7,955,998	57,093,068	(184,547)	11,555,554	(596,112)	205,542,371
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	612,801	67,921,157	6,538,092	13,621,662	5,152,033	45,053,817
Investments (affiliated)	3,161,427	—	—	—	—	—
Futures contracts	491,958	84,431	—	(49,967)	6,938	53,863
Forward contracts	—	—	—	90,173	—	—
Swap contracts	—	—	—	9,014	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(59,849)	(13,716)	(2,261)	—	563
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(1,968,617)	—	3,667	—	—
Net unrealized gain (loss) on investments and foreign currencies	4,266,186	65,977,122	6,524,376	13,672,288	5,158,971	45,108,243
Net realized and unrealized gain (loss) on investments and foreign currencies	12,222,184	123,070,190	6,339,829	25,227,842	4,562,859	250,650,614
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,487,341	$130,276,146	$9,184,719	$28,636,315	$7,120,034	$250,093,910
* Net of foreign withholding taxes on interest and dividends of	$—	$1,439,637	$125,899	$140,207	$—	$43,159
** Net of foreign withholding taxes on capital gains of	$—	$140,519	$—	$1,224	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2025 (unaudited) — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$20,532,809	$—	$823,619	$3,103,412
Securities lending income (net of fees and rebates paid to borrowers)	208,391	184	138,021	2,590	24,474	38,335
Interest (unaffiliated)	13,966,760	8,269,160	57,709	1,786,007	20,543	40,250
Total investment income*	14,175,151	8,269,344	20,728,539	1,788,597	868,636	3,181,997
EXPENSES:
Investment advisory and management fees	1,236,087	1,037,030	2,755,011	206,334	1,735,213	1,454,636
Administration service fee	133,111	144,359	681,447	27,500	123,842	116,995
Transfer agent fees and expenses	5,406	2,598	9,534	2,599	2,598	2,612
Custodian fees	15,173	41,966	370,228	10,569	33,689	154,515
Reports to shareholders	21,593	22,552	59,531	6,086	11,983	30,576
Audit and tax fees	26,636	24,664	26,275	26,651	25,311	26,636
Legal fees	9,469	9,855	29,145	6,754	9,773	8,877
Directors’ fees and expenses	18,017	18,143	79,230	2,734	16,939	15,405
Interest expense	—	7,353	22,078	—	1,155	4,097
License fee	13,869	2,402	286,887	14,573	1,793	1,857
Other expenses	23,360	23,017	76,223	17,541	36,901	66,847
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,502,721	1,333,939	4,395,589	321,341	1,999,197	1,883,053
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(144,441)	(110,784)	(134,276)	(16,237)	(483,179)	(52,669)
Fees paid indirectly (Note 2)	—	—	—	—	—	(23)
Net expenses	1,358,280	1,223,155	4,261,313	305,104	1,516,018	1,830,361
Net investment income (loss)	12,816,871	7,046,189	16,467,226	1,483,493	(647,382)	1,351,636
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,412,749	(6,930,988)	92,673,424	762,567	18,242,475	31,624,121
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	1,628,204	3,380,759	—	—	—
Forward contracts	54,489	(9,143,808)	—	—	—	—
Swap contracts	—	4,165	(76,402)	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(9,361)	94,306	632,686	23,531	18,191	4,840
Net realized gain (loss) on investments and foreign currencies	4,457,877	(14,348,121)	96,610,467	786,098	18,260,666	31,628,961
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	6,058,660	21,157,383	53,481,962	634,696	(11,946,939)	(2,734,290)
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	(552,594)	558,752	—	—	—
Forward contracts	(67,110)	6,324,167	—	—	—	—
Swap contracts	—	(196,565)	17,166	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,983)	(8,573)	(80,537)	(8,525)	9,423	(59,057)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(463,476)	72,114
Net unrealized gain (loss) on investments and foreign currencies	5,987,567	26,723,818	53,977,343	626,171	(12,400,992)	(2,721,233)
Net realized and unrealized gain (loss) on investments and foreign currencies	10,445,444	12,375,697	150,587,810	1,412,269	5,859,674	28,907,728
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,262,315	$19,421,886	$167,055,036	$2,895,762	$5,212,292	$30,259,364
* Net of foreign withholding taxes on interest and dividends of	$—	$3,660	$1,440,190	$327	$135,375	$298,094
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$63,150	$72,552
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2025 (unaudited) — (continued)

	International Socially Responsible Fund	International Value Fund	Large Cap Core Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,439,797	$5,688,630	$2,886,799	$19,256,967	$3,655,063	$5,075,825
Securities lending income (net of fees and rebates paid to borrowers)	81	15,114	730	76,527	228,730	73,426
Interest (unaffiliated)	19,033	—	46,613	21,260	285,611	9,270
Total investment income*	5,458,911	5,703,744	2,934,142	19,354,754	4,169,404	5,158,521
EXPENSES:
Investment advisory and management fees	1,419,128	1,434,177	1,988,876	3,472,996	4,036,074	2,145,762
Administration service fee	190,304	134,408	207,201	858,940	427,391	201,324
Transfer agent fees and expenses	3,883	3,239	3,241	9,095	3,242	3,922
Custodian fees	48,804	22,476	13,941	50,308	21,518	37,318
Reports to shareholders	43,272	35,537	24,930	84,560	41,912	39,100
Audit and tax fees	16,544	25,364	20,041	21,006	20,042	26,635
Legal fees	17,401	16,459	69,823	36,659	18,100	11,363
Directors’ fees and expenses	24,615	18,700	26,333	113,215	52,631	28,703
Interest expense	7,119	2,065	1,581	871	1,203	2,609
License fee	2,050	1,974	8,930	24,071	15,556	9,509
Other expenses	25,684	36,562	25,880	56,173	26,192	24,922
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,798,804	1,730,961	2,390,777	4,727,894	4,663,861	2,531,167
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(257,013)	(141,185)	(200,310)	(151,005)	—	—
Fees paid indirectly (Note 2)	—	(54)	—	—	(20,870)	(1,555)
Net expenses	1,541,791	1,589,722	2,190,467	4,576,889	4,642,991	2,529,612
Net investment income (loss)	3,917,120	4,114,022	743,675	14,777,865	(473,587)	2,628,909
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,799,039	23,452,213	113,222,388	146,230,167	81,271,974	25,852,787
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	393,330	—	(100,953)	458,801	—	—
Forward contracts	54,488	224,984	—	—	—	—
Swap contracts	(17,959)	—	—	(1,018,520)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	50,762	279,550	4,931	—	(1,622)	—
Net realized gain (loss) on investments and foreign currencies	17,279,660	23,956,747	113,126,366	145,670,448	81,270,352	25,852,787
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	23,249,960	22,211,022	(47,883,324)	104,112,439	25,725,525	30,764,383
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	66,165	—	—	422,190	—	—
Forward contracts	—	136,254	—	—	—	—
Swap contracts	(4,450)	—	—	132,685	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(80,018)	(62,335)	(1,143)	—	(7)	1
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	23,231,657	22,284,941	(47,884,467)	104,667,314	25,725,518	30,764,384
Net realized and unrealized gain (loss) on investments and foreign currencies	40,511,317	46,241,688	65,241,899	250,337,762	106,995,870	56,617,171
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,428,437	$50,355,710	$65,985,574	$265,115,627	$106,522,283	$59,246,080
* Net of foreign withholding taxes on interest and dividends of	$444,269	$485,133	$46,297	$14,266	$55,610	$15,467
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2025 (unaudited) — (continued)

	Moderate Allocation Lifestyle Fund	Nasdaq-100® Index Fund	Science & Technology Fund	Small Cap Growth Fund	Small Cap Index Fund	Small Cap Special Values Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$162,037	$3,807,632	$5,529,419	$914,715	$7,643,632	$1,752,553
Securities lending income (net of fees and rebates paid to borrowers)	—	4,117	122,376	24,893	392,595	9,394
Interest (unaffiliated)	—	5,869	85,281	2,127	15,630	13
Total investment income*	162,037	3,817,618	5,737,076	941,735	8,051,857	1,761,960
EXPENSES:
Investment advisory and management fees	514,480	2,059,930	13,341,251	2,036,139	1,591,635	655,634
Administration service fee	—	367,394	1,036,127	167,522	357,444	58,255
Transfer agent fees and expenses	2,604	7,048	6,483	5,219	8,294	2,598
Custodian fees	6,047	18,202	47,013	16,013	66,741	8,328
Reports to shareholders	16,075	23,422	44,377	14,931	57,311	7,885
Audit and tax fees	19,915	21,006	20,042	26,635	21,006	20,041
Legal fees	15,827	18,965	38,205	11,068	19,475	6,959
Directors’ fees and expenses	45,133	45,201	123,569	23,520	46,014	7,894
Interest expense	—	2,135	10,664	—	1,175	—
License fee	22,942	136,234	428	7,736	93,915	3,167
Other expenses	18,483	32,496	64,443	19,855	35,492	17,345
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	661,506	2,732,033	14,732,602	2,328,638	2,298,502	788,106
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(154,344)	(441,050)	(777,406)	(125,692)	(321,828)	(8,668)
Fees paid indirectly (Note 2)	—	—	(7,438)	—	—	(1,220)
Net expenses	507,162	2,290,983	13,947,758	2,202,946	1,976,674	778,218
Net investment income (loss)	(345,125)	1,526,635	(8,210,682)	(1,261,211)	6,075,183	983,742
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	57,482,098	176,188,183	13,300,438	71,026,883	3,594,126
Investments (affiliated)	48,966,208	—	—	—	—	—
Futures contracts	—	689,411	—	—	548,235	—
Forward contracts	—	—	74,388	(369,371)	—	—
Swap contracts	—	—	—	—	1,953,820	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(171,440)	61	—	—
Net realized gain (loss) on investments and foreign currencies	48,966,208	58,171,509	176,091,131	12,931,128	73,528,938	3,594,126
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	132,380,645	431,048,891	56,889,183	128,186,648	5,436,366
Investments (affiliated)	51,680,459	—	—	—	—	—
Futures contracts	—	2,569	—	—	436,711	—
Forward contracts	—	—	—	584,388	—	—
Swap contracts	—	—	—	—	170,973	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(17,270)	(137)	(1)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	51,680,459	132,383,214	431,031,621	57,473,434	128,794,331	5,436,366
Net realized and unrealized gain (loss) on investments and foreign currencies	100,646,667	190,554,723	607,122,752	70,404,562	202,323,269	9,030,492
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,301,542	$192,081,358	$598,912,070	$69,143,351	$208,398,452	$10,014,234
* Net of foreign withholding taxes on interest and dividends of	$—	$12,500	$151,620	$7,006	$11,218	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2025 (unaudited) — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,388,516	$41,220,350	$4,355,277	$2,681,886	$4,844,603	$3,505,953
Securities lending income (net of fees and rebates paid to borrowers)	21,807	137,042	70,036	9,449	42,617	954
Interest (unaffiliated)	43,235	42,430	16,227	27,604	16,483	4,653
Total investment income*	2,453,558	41,399,822	4,441,540	2,718,939	4,903,703	3,511,560
EXPENSES:
Investment advisory and management fees	793,609	7,279,037	2,735,725	3,806,603	1,592,402	708,756
Administration service fee	78,793	2,231,495	245,700	353,439	156,833	188,926
Transfer agent fees and expenses	8,668	13,211	4,521	5,157	4,530	3,262
Custodian fees	26,377	98,014	16,171	18,045	8,331	12,209
Reports to shareholders	19,177	125,078	15,112	21,897	11,718	45,527
Audit and tax fees	26,637	21,006	21,007	20,042	20,042	22,171
Legal fees	7,702	85,908	12,513	15,216	9,974	16,970
Directors’ fees and expenses	11,075	286,289	30,304	43,304	20,676	25,393
Interest expense	5,043	667	—	—	130	493
License fee	4,989	40,045	8,808	2,294	6,722	428
Other expenses	22,614	80,617	24,500	27,945	21,651	25,043
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,004,684	10,261,367	3,114,361	4,313,942	1,853,009	1,049,178
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(2,846,295)	(811,134)	(950,063)	(329,480)	(56,700)
Fees paid indirectly (Note 2)	(15,138)	—	—	—	—	—
Net expenses	989,546	7,415,072	2,303,227	3,363,879	1,523,529	992,478
Net investment income (loss)	1,464,012	33,984,750	2,138,313	(644,940)	3,380,174	2,519,082
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	11,847,106	663,656,397	32,985,234	73,125,474	29,430,915	29,215,644
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	733,443	3,052,975	—	—	—	323,623
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	12,580,549	666,709,372	32,985,234	73,125,474	29,430,915	29,539,267
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	32,549,100	309,071,945	63,706,624	111,115,581	17,663,187	20,540,144
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	131,037	635,360	—	—	—	70,943
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	32,680,137	309,707,305	63,706,624	111,115,581	17,663,187	20,611,087
Net realized and unrealized gain (loss) on investments and foreign currencies	45,260,686	976,416,677	96,691,858	184,241,055	47,094,102	50,150,354
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,724,698	$1,010,401,427	$98,830,171	$183,596,115	$50,474,276	$52,669,436
* Net of foreign withholding taxes on interest and dividends of	$2,639	$9,437	$15,482	$780	$—	$401
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Allocation Lifestyle Fund		Asset Allocation Fund		Capital Appreciation Fund		Conservative Allocation Lifestyle Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(263,560)	$14,730,982	$1,158,446	$2,308,068	$(327,308)	$(295,694)	$(134,108)	$8,171,848
Net realized gain (loss) on investments and foreign currencies	46,711,300	25,652,659	8,164,432	9,133,479	16,906,008	19,214,660	6,869,320	4,524,077
Net unrealized gain (loss) on investments and foreign currencies	38,038,328	30,208,646	6,553,470	523,844	37,455,827	19,874,095	16,368,853	9,003,363
Net increase (decrease) in net assets resulting from operations	84,486,068	70,592,287	15,876,348	11,965,391	54,034,527	38,793,061	23,104,065	21,699,288
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(18,268,533)	—	(7,933,999)	—	(4,286,202)	—	(7,642,651)
CAPITAL SHARE TRANSACTIONS (Note 7)	(40,318,119)	(35,180,768)	(9,452,944)	(6,576,396)	(23,121,897)	80,147,540	(17,354,438)	(27,869,115)
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,167,949	17,142,986	6,423,404	(2,545,004)	30,912,630	114,654,399	5,749,627	(13,812,478)
NET ASSETS:
Beginning of period	712,945,234	695,802,248	145,087,535	147,632,539	327,817,067	213,162,668	279,749,303	293,561,781
End of period	$757,113,183	$712,945,234	$151,510,939	$145,087,535	$358,729,697	$327,817,067	$285,498,930	$279,749,303
	Core Bond Fund		Dividend Value Fund		Dynamic Allocation Fund		Emerging Economies Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$54,857,702	$99,661,301	$5,094,025	$13,163,100	$265,157	$2,455,601	$7,205,956	$12,865,465
Net realized gain (loss) on investments and foreign currencies	5,512,829	(17,676,730)	66,595,416	61,482,274	7,955,998	2,674,574	57,093,068	6,722,843
Net unrealized gain (loss) on investments and foreign currencies	81,718,818	64,437,314	(2,168,942)	(6,185,165)	4,266,186	6,214,237	65,977,122	53,504,861
Net increase (decrease) in net assets resulting from operations	142,089,349	146,421,885	69,520,499	68,460,209	12,487,341	11,344,412	130,276,146	73,093,169
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(101,852,375)	—	(42,334,802)	—	(4,111,064)	—	(26,325,689)
CAPITAL SHARE TRANSACTIONS (Note 7)	(133,415,114)	85,342,413	(158,080,535)	(12,840,788)	(12,451,333)	(18,101,879)	6,121,612	14,112,125
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,674,235	129,911,923	(88,560,036)	13,284,619	36,008	(10,868,531)	136,397,758	60,879,605
NET ASSETS:
Beginning of period	2,706,815,639	2,576,903,716	680,707,236	667,422,617	130,698,040	141,566,571	705,216,583	644,336,978
End of period	$2,715,489,874	$2,706,815,639	$592,147,200	$680,707,236	$130,734,048	$130,698,040	$841,614,341	$705,216,583
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Global Real Estate Fund		Global Strategy Fund		Government Securities Fund		Growth Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,844,890	$7,800,189	$3,408,473	$7,497,498	$2,557,175	$3,595,685	$(556,704)	$(2,117,223)
Net realized gain (loss) on investments and foreign currencies	(184,547)	8,727,106	11,555,554	13,711,651	(596,112)	(23,387)	205,542,371	193,298,968
Net unrealized gain (loss) on investments and foreign currencies	6,524,376	7,404,559	13,672,288	(578,944)	5,158,971	2,825,513	45,108,243	58,320,503
Net increase (decrease) in net assets resulting from operations	9,184,719	23,931,854	28,636,315	20,630,205	7,120,034	6,397,811	250,093,910	249,502,248
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(6,623,573)	—	(8,347,100)	—	(3,794,637)	—	(53,217,747)
CAPITAL SHARE TRANSACTIONS (Note 7)	24,875,863	(117,357,384)	(14,889,707)	(7,647,182)	(1,994,676)	24,918,622	(87,613,160)	(132,379,260)
TOTAL INCREASE (DECREASE) IN NET ASSETS	34,060,582	(100,049,103)	13,746,608	4,635,923	5,125,358	27,521,796	162,480,750	63,905,241
NET ASSETS:
Beginning of period	246,562,372	346,611,475	226,062,869	221,426,946	156,749,800	129,228,004	1,720,475,745	1,656,570,504
End of period	$280,622,954	$246,562,372	$239,809,477	$226,062,869	$161,875,158	$156,749,800	$1,882,956,495	$1,720,475,745
	High Yield Bond Fund		Inflation Protected Fund		International Equities Index Fund		International Government Bond Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,816,871	$23,361,522	$7,046,189	$9,780,440	$16,467,226	$44,547,535	$1,483,493	$2,106,914
Net realized gain (loss) on investments and foreign currencies	4,457,877	(1,179,429)	(14,348,121)	(7,385,317)	96,610,467	79,399,520	786,098	(1,644,217)
Net unrealized gain (loss) on investments and foreign currencies	5,987,567	9,153,270	26,723,818	11,297,805	53,977,343	67,425,466	626,171	3,161,224
Net increase (decrease) in net assets resulting from operations	23,262,315	31,335,363	19,421,886	13,692,928	167,055,036	191,372,521	2,895,762	3,623,921
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(22,356,353)	—	(6,616,286)	—	(81,110,488)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(87,615,113)	(6,191,821)	(8,248,943)	(31,588,373)	279,577,080	(330,261,754)	35,072,008	(12,596,917)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,352,798)	2,787,189	11,172,943	(24,511,731)	446,632,116	(219,999,721)	37,967,770	(8,972,996)
NET ASSETS:
Beginning of period	415,598,093	412,810,904	366,676,688	391,188,419	1,706,606,671	1,926,606,392	55,486,100	64,459,096
End of period	$351,245,295	$415,598,093	$377,849,631	$366,676,688	$2,153,238,787	$1,706,606,671	$93,453,870	$55,486,100
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	International Growth Fund		International Opportunities Fund		International Socially Responsible Fund		International Value Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(647,382)	$346,197	$1,351,636	$5,066,632	$3,917,120	$11,555,750	$4,114,022	$12,703,286
Net realized gain (loss) on investments and foreign currencies	18,260,666	20,924,138	31,628,961	27,899,809	17,279,660	17,577,540	23,956,747	24,425,719
Net unrealized gain (loss) on investments and foreign currencies	(12,400,992)	41,326,189	(2,721,233)	2,177,677	23,231,657	26,424,628	22,284,941	29,760,629
Net increase (decrease) in net assets resulting from operations	5,212,292	62,596,524	30,259,364	35,144,118	44,428,437	55,557,918	50,355,710	66,889,634
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	—	(10,029,083)	—	(17,294,252)	—	(44,473,241)
CAPITAL SHARE TRANSACTIONS (Note 7)	(26,760,449)	(58,227,499)	11,890,171	(106,736,364)	(32,059,909)	19,569,864	(35,389,373)	(95,556,445)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,548,157)	4,369,025	42,149,535	(81,621,329)	12,368,528	57,833,530	14,966,337	(73,140,052)
NET ASSETS:
Beginning of period	380,780,132	376,411,107	328,590,851	410,212,180	557,281,387	499,447,857	396,880,244	470,020,296
End of period	$359,231,975	$380,780,132	$370,740,386	$328,590,851	$569,649,915	$557,281,387	$411,846,581	$396,880,244
	Large Cap Core Fund		Mid Cap Index Fund		Mid Cap Strategic Growth Fund		Mid Cap Value Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$743,675	$1,963,639	$14,777,865	$32,348,454	$(473,587)	$(180,438)	$2,628,909	$7,070,075
Net realized gain (loss) on investments and foreign currencies	113,126,366	72,041,265	145,670,448	268,071,665	81,270,352	115,618,855	25,852,787	69,117,148
Net unrealized gain (loss) on investments and foreign currencies	(47,884,467)	(34,355,909)	104,667,314	(249,464,265)	25,725,518	29,959,741	30,764,384	(58,928,599)
Net increase (decrease) in net assets resulting from operations	65,985,574	39,648,995	265,115,627	50,955,854	106,522,283	145,398,158	59,246,080	17,258,624
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(130,629,161)	—	(350,985,209)	—	(954,220)	—	(67,031,458)
CAPITAL SHARE TRANSACTIONS (Note 7)	173,413,025	48,246,620	(221,279,550)	(137,712,543)	(47,368,473)	(72,917,086)	(30,444,455)	(41,132,980)
TOTAL INCREASE (DECREASE) IN NET ASSETS	239,398,599	(42,733,546)	43,836,077	(437,741,898)	59,153,810	71,526,852	28,801,625	(90,905,814)
NET ASSETS:
Beginning of period	587,484,620	630,218,166	2,550,031,493	2,987,773,391	1,190,324,235	1,118,797,383	594,435,897	685,341,711
End of period	$826,883,219	$587,484,620	$2,593,867,570	$2,550,031,493	$1,249,478,045	$1,190,324,235	$623,237,522	$594,435,897
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Moderate Allocation Lifestyle Fund		Nasdaq-100® Index Fund		Science & Technology Fund		Small Cap Growth Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(345,125)	$25,272,170	$1,526,635	$3,850,600	$(8,210,682)	$(13,037,662)	$(1,261,211)	$(2,601,622)
Net realized gain (loss) on investments and foreign currencies	48,966,208	33,004,190	58,171,509	97,250,818	176,091,131	556,780,610	12,931,128	51,513,784
Net unrealized gain (loss) on investments and foreign currencies	51,680,459	31,267,177	132,383,214	40,758,670	431,031,621	(128,711,301)	57,473,434	(33,597,963)
Net increase (decrease) in net assets resulting from operations	100,301,542	89,543,537	192,081,358	141,860,088	598,912,070	415,031,647	69,143,351	15,314,199
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(22,050,761)	—	(186,693,827)	—	—	—	(896,724)
CAPITAL SHARE TRANSACTIONS (Note 7)	(57,185,195)	(96,625,979)	(63,795,653)	100,107,137	(209,589,490)	(328,181,190)	(137,888,330)	(9,116,308)
TOTAL INCREASE (DECREASE) IN NET ASSETS	43,116,347	(29,133,203)	128,285,705	55,273,398	389,322,580	86,850,457	(68,744,979)	5,301,167
NET ASSETS:
Beginning of period	996,804,322	1,025,937,525	1,017,619,199	962,345,801	2,777,814,281	2,690,963,824	538,338,641	533,037,474
End of period	$1,039,920,669	$996,804,322	$1,145,904,904	$1,017,619,199	$3,167,136,861	$2,777,814,281	$469,593,662	$538,338,641
	Small Cap Index Fund		Small Cap Special Values Fund		Small Cap Value Fund		Stock Index Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,075,183	$10,428,639	$983,742	$2,418,092	$1,464,012	$3,163,553	$33,984,750	$72,556,438
Net realized gain (loss) on investments and foreign currencies	73,528,938	42,576,542	3,594,126	13,093,919	12,580,549	40,480,293	666,709,372	683,201,162
Net unrealized gain (loss) on investments and foreign currencies	128,794,331	(36,955,496)	5,436,366	(30,173,880)	32,680,137	(44,919,039)	309,707,305	63,924,516
Net increase (decrease) in net assets resulting from operations	208,398,452	16,049,685	10,014,234	(14,661,869)	46,724,698	(1,275,193)	1,010,401,427	819,682,116
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(46,742,863)	—	(18,601,622)	—	(21,283,530)	—	(178,246,666)
CAPITAL SHARE TRANSACTIONS (Note 7)	(171,022,804)	5,204,277	(14,780,344)	(8,663,011)	(46,254,186)	(109,003,157)	(756,434,031)	(654,998,453)
TOTAL INCREASE (DECREASE) IN NET ASSETS	37,375,648	(25,488,901)	(4,766,110)	(41,926,502)	470,512	(131,561,880)	253,967,396	(13,563,003)
NET ASSETS:
Beginning of period	1,054,985,882	1,080,474,783	173,460,370	215,386,872	244,584,408	376,146,288	6,429,618,917	6,443,181,920
End of period	$1,092,361,530	$1,054,985,882	$168,694,260	$173,460,370	$245,054,920	$244,584,408	$6,683,586,313	$6,429,618,917
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Systematic Core Fund		Systematic Growth Fund		Systematic Value Fund		U.S. Socially Responsible Fund
	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025	For the Six Months Ended November 30, 2025 (unaudited)	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,138,313	$4,440,314	$(644,940)	$(274,388)	$3,380,174	$6,546,915	$2,519,082	$6,730,527
Net realized gain (loss) on investments and foreign currencies	32,985,234	38,568,187	73,125,474	133,688,695	29,430,915	40,593,082	29,539,267	65,159,932
Net unrealized gain (loss) on investments and foreign currencies	63,706,624	29,190,507	111,115,581	10,733,109	17,663,187	7,796,827	20,611,087	(7,176,852)
Net increase (decrease) in net assets resulting from operations	98,830,171	72,199,008	183,596,115	144,147,416	50,474,276	54,936,824	52,669,436	64,713,607
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(26,840,231)	—	(80,524,325)	—	(26,986,609)	—	(108,333,269)
CAPITAL SHARE TRANSACTIONS (Note 7)	(51,509,959)	63,140,303	(81,699,508)	(51,257,512)	(27,703,968)	(24,058,505)	(59,653,042)	(57,950,450)
TOTAL INCREASE (DECREASE) IN NET ASSETS	47,320,212	108,499,080	101,896,607	12,365,579	22,770,308	3,891,710	(6,983,606)	(101,570,112)
NET ASSETS:
Beginning of period	693,825,624	585,326,544	985,521,185	973,155,606	456,509,594	452,617,884	559,862,695	661,432,807
End of period	$741,145,836	$693,825,624	$1,087,417,792	$985,521,185	$479,279,902	$456,509,594	$552,879,089	$559,862,695
See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited)

Note 1 — Organization
    VALIC Company I (the “Company" or "VC I"), a Maryland Corporation, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Company is comprised of 36 funds (each, a “Fund,” and collectively, the “Funds”). The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Funds of the Company.
    Shares of the Funds are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain employer-sponsored retirement plans and individual retirement accounts and certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    The Aggressive Allocation Lifestyle Fund, Conservative Allocation Lifestyle Fund and Moderate Allocation Lifestyle Fund (the “Lifestyle Funds”) are structured as fund-of-funds and invest in affiliated mutual funds (the “Underlying Funds”).  The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in Underlying Funds.
    Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund, which are non-diversified as defined by the 1940 Act.
    Effective September 29, 2025, the following Funds had name changes:
Former Name	New Name
Aggressive Growth Lifestyle Fund	Aggressive Allocation Lifestyle Fund
Conservative Growth Lifestyle Fund	Conservative Allocation Lifestyle Fund
Large Capital Growth Fund	Large Cap Core Fund
Moderate Growth Lifestyle Fund	Moderate Allocation Lifestyle Fund
    Indemnifications: The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds. In addition, pursuant to Indemnification Agreements between the Funds and each of the current (and certain former) directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Funds (collectively, the “Disinterested Directors”), the Funds provide the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Fund is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Company, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of November 30, 2025, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Funds’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
    Loans: Certain Funds invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
    Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.
    When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Investment Securities Loaned: To realize additional income, each Fund, except for the Aggressive Allocation Lifestyle Fund, Conservative Allocation Lifestyle Fund, Dynamic Allocation Fund and the Moderate Allocation Lifestyle Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Company’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund earns income from the investment of cash collateral, as well as lending fees, net of any rebates paid to borrowers and expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income, net of fees and any rebates paid to borrowers, is recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Funds. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.  Custodian fees in the Statement of Operations include adjustments for the overbilling of fees in prior years for the Small Cap Growth Fund.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. The Funds federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU 2023-09 became effective for fiscal years beginning after December 15, 2024. Adoption of the Rule had no material impact on the Funds' financial statements.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Fund attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Fund. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the  Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of November 30, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2025. For a detailed presentation of derivatives held as of November 30, 2025, please refer to the schedule at the end of each Fund’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Inflation Contracts
Inflation Protected	$—	$50,337	$—	$—	$—	$10,334	$—	$—
	Interest Rate Contracts
Core Bond	301,593	—	—	—	104,411	—	—	—
Global Strategy	105,453	—	—	—	—	—	—	—
Government Securities	6,955	—	—	—	17	—	—	—
Inflation Protected	37,068	—	—	—	856,750	30,771	—	—
	Equity Contracts
Dynamic Allocation	120,987	—	776,248	—	—	—	—	—
Emerging Economies	—	—	—	—	22,554	—	—	—
Global Strategy	—	—	—	—	3,232	—	—	—
Growth	46,046	—	—	—	—	—	—	—
International Equities Index	566,711	14,737	—	—	—	1,070	—	—
International Socially Responsible	68,862	1,360	—	—	—	6,110	—	—
Mid Cap Index	399,428	217,072	—	—	—	—	—	—
Nasdaq-100® Index	47,962	—	—	—	—	—	—	—
Small Cap Index	332,297	285,244	—	—	—	47	—	—
Small Cap Value	112,210	—	—	—	—	—	—	—
Stock Index	407,778	—	—	—	—	—	—	—
U.S. Socially Responsible	69,045	—	—	—	—	—	—	—
	Credit Contracts
Global Strategy	—	9,670	—	—	—	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Foreign Exchange Contracts
Global Strategy	$—	$—	$—	$291,845	$—	$—	$—	$415,131
High Yield Bond	—	—	—	—	—	—	—	99,908
Inflation Protected	—	—	—	2,855,024	—	—	—	1,818,276
International Value	—	—	—	430,694	—	—	—	140,490
Small Cap Growth	—	—	—	104,807	—	—	—	—

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Fund	Interest Rate Contracts
Core Bond	$3,510,923	$—	$—	$—	$—
Global Strategy	761,800	—	—	—	—
Government Securities	13,965	—	—	—	—
Inflation Protected	1,628,204	4,165	—	—	—
	Equity Contracts
Asset Allocation	27,851	—	—	—	—
Dynamic Allocation	1,402,853	—	—	(2,050,998)	—
Emerging Economies	2,169,004	—	—	—	—
Global Strategy	(164,509)	—	—	—	—
Growth	248,880	—	—	—	—
International Equities Index	3,380,759	(76,402)	—	—	—
International Socially Responsible	393,330	(17,959)	—	—	—
Large Cap Core	(100,953)	—	—	—	—
Mid Cap Index	458,801	(1,018,520)	—	—	—
Nasdaq-100® Index	689,411	—	—	—	—
Small Cap Index	548,235	1,953,820	—	—	—
Small Cap Value	733,443	—	—	—	—
Stock Index	3,052,975	—	—	—	—
U.S. Socially Responsible	323,623	—	—	—	—
	Credit Contracts
Global Strategy	—	3,873	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(757,960)
High Yield Bond	—	—	—	—	54,489
Inflation Protected	—	—	—	—	(9,143,808)
International Socially Responsible	—	—	—	—	54,488
International Value	—	—	—	—	224,984
Science & Technology	—	—	—	—	74,388
Small Cap Growth	—	—	—	—	(369,371)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Forward Foreign Currency Contracts(10)
Fund	Interest Rate Contracts
Core Bond	$(867,829)	$—	$—	$—	$—
Global Strategy	(45,813)	—	—	—	—
Government Securities	6,938	—	—	—	—
Inflation Protected	(552,594)	(196,565)	—	—	—
	Equity Contracts
Dynamic Allocation	491,958	—	—	64,296	—
Emerging Economies	84,431	—	—	—	—
Global Strategy	(4,154)	—	—	—	—
Growth	53,863	—	—	—	—
International Equities Index	558,752	17,166	—	—	—
International Socially Responsible	66,165	(4,450)	—	—	—
Mid Cap Index	422,190	132,685	—	—	—
Nasdaq-100® Index	2,569	—	—	—	—
Small Cap Index	436,711	170,973	—	—	—
Small Cap Value	131,037	—	—	—	—
Stock Index	635,360	—	—	—	—
U.S. Socially Responsible	70,943	—	—	—	—
	Credit Contracts
Global Strategy	—	9,014	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	90,173
High Yield Bond	—	—	—	—	(67,110)
Inflation Protected	—	—	—	—	6,324,167
International Value	—	—	—	—	136,254
Small Cap Growth	—	—	—	—	584,388

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2025.
	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Put Options Contracts(2)	Inflation Swap Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Contracts For Difference Swap Contracts(1)
Asset Allocation	$105,233	$—	$—	$—	$—	$—	$—
Core Bond	173,679,819	—	—	—	—	—	—
Dynamic Allocation	15,750,973	—	913,992	—	—	—	—
Emerging Economies	20,064,180	—	—	—	—	—	—
Global Strategy	2,722,592	30,422,025	—	—	—	490,000	—
Government Securities	563,747	—	—	—	—	—	—
Growth	2,126,939	—	—	—	—	—	—
High Yield Bond	—	13,238,721	—	—	—	—	—
Inflation Protected	127,268,679	202,028,184	—	38,395,000	3,401,667	—	—
International Equities Index	31,848,055	—	—	—	—	—	1,714,416
International Socially Responsible	4,132,097	—	—	—	—	—	543,910
International Value	—	33,984,328	—	—	—	—	—
Mid Cap Index	12,006,583	—	—	—	—	—	11,222,204
Nasdaq-100® Index	42,852,523	—	—	—	—	—	—
Small Cap Growth	—	5,784,836	—	—	—	—	—
Small Cap Index	7,171,148	—	—	—	—	—	8,045,106
Small Cap Value	4,890,023	—	—	—	—	—	—
Stock Index	36,142,602	—	—	—	—	—	—
U.S. Socially Responsible	29,324,351	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Fund’s objectives for using derivative instruments for the six months ended November 30, 2025:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swaps
Asset Allocation	1	-	-	-	-	-	-
Core Bond	1, 2	-	-	-	-	-	-
Dynamic Allocation	1	-	1	-	-	-	-
Emerging Economies	1	-	-	-	-	-	-
Global Strategy	1, 2	3	-	-	-	4, 5	-
Government Securities	1, 2	-	-	-	-	-	-
Growth	1	-	-	-	-	-	-
High Yield Bond	-	3	-	-	-	-	-
Inflation Protected	1, 2	3	-	6	2, 5, 6	-	-
International Equities Index	1	-	-	-	-	-	1
International Socially Responsible	1	-	-	-	-	-	1
International Value	-	3	-	-	-	-	-
Large Cap Core	1	-	-	-	-	-	-
Mid Cap Index	1	-	-	-	-	-	1
Nasdaq-100® Index	1	-	-	-	-	-	-
Small Cap Growth	-	3	-	-	-	-	-
Small Cap Index	1	-	-	-	-	-	1
Small Cap Value	1	-	-	-	-	-	-
Stock Index	1	-	-	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of November 30, 2025. The repurchase agreements held by the Funds as of November 30, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.
	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$239,225	$239,225	$—	$—	$—	$—	$239,225	$(239,225)	$—
Goldman Sachs International	—	—	492,743	492,743	—	—	—	—	492,743	(290,000)	202,743
UBS AG	—	—	44,280	44,280	—	—	—	—	44,280	(44,280)	—
Total	$—	$—	$776,248	$776,248	$—	$—	$—	$—	$776,248	$(573,505)	$202,743

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$127,387	$—	$—	$127,387	$415,131	$—	$—	$415,131	$(287,744)	$—	$(287,744)
HSBC Bank PLC	164,458	—	—	164,458	—	—	—	—	164,458	—	164,458
JPMorgan Securities, LLC	—	1,415	—	1,415	—	—	—	—	1,415	—	1,415
Total	$291,845	$1,415	$—	$293,260	$415,131	$—	$—	$415,131	$(121,871)	$—	$(121,871)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$44,718	$—	$—	$44,718	$(44,718)	$—	$(44,718)
Deutsche Bank AG	—	—	—	—	55,190	—	—	55,190	(55,190)	—	(55,190)
Total	$—	$—	$—	$—	$99,908	$—	$—	$99,908	$(99,908)	$—	$(99,908)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Australia & New Zealand Banking Group	$888,187	$—	$—	$888,187	$6,094	$—	$—	$6,094	$882,093	$—	$882,093
Bank of America, N.A.	28,582	50,337	—	78,919	4,928	—	—	4,928	73,991	—	73,991
Barclays Bank PLC	22,437	—	—	22,437	49,088	—	—	49,088	(26,651)	—	(26,651)
Canadian Imperial Bank of Commerce	40,695	—	—	40,695	—	—	—	—	40,695	—	40,695
Citibank, N.A.	1,542	—	—	1,542	810,515	—	—	810,515	(808,973)	—	(808,973)
Credit Agricole SA	184	—	—	184	—	—	—	—	184	—	184
Deutsche Bank AG	906,921	—	—	906,921	—	—	—	—	906,921	—	906,921
Goldman Sachs International	387,365	—	—	387,365	—	—	—	—	387,365	—	387,365

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank PLC	$65,186	$—	$—	$65,186	$—	$—	$—	$—	$65,186	$—	$65,186
JPMorgan Chase Bank, N.A.	153,876	—	—	153,876	336,614	—	—	336,614	(182,738)	—	(182,738)
Morgan Stanley & Co. International PLC	—	—	—	—	10,185	—	—	10,185	(10,185)	—	(10,185)
Royal Bank of Canada	360,049	—	—	360,049	32,045	—	—	32,045	328,004	—	328,004
State Street Bank & Trust Company	—	—	—	—	484	—	—	484	(484)	—	(484)
Toronto Dominion Bank	—	—	—	—	3,029	—	—	3,029	(3,029)	—	(3,029)
Wells Fargo & Co.	—	—	—	—	565,294	—	—	565,294	(565,294)	—	(565,294)
Total	$2,855,024	$50,337	$—	$2,905,361	$1,818,276	$—	$—	$1,818,276	$1,087,085	$—	$1,087,085

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Equities Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$1,054	$—	$1,054	$(1,054)	$1,054	$—
BNP Paribas	—	3,326	—	3,326	—	—	—	—	3,326	—	3,326
Goldman Sachs & Co. LLC	—	11,411	—	11,411	—	—	—	—	11,411	—	11,411
HSBC Holdings	—	—	—	—	—	16	—	16	(16)	16	—
Total	$—	$14,737	$—	$14,737	$—	$1,070	$—	$1,070	$13,667	$1,070	$14,737

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Socially Responsible Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$—	$—	$—	$—	$6,110	$—	$6,110	$(6,110)	$6,110	$—
HSBC Holdings	—	1,360	—	1,360	—	—	—	—	1,360	(1,360)	—
Total	$—	$1,360	$—	$1,360	$—	$6,110	$—	$6,110	$(4,750)	$4,750	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$11,722	$—	$—	$11,722	$9	$—	$—	$9	$11,713	$—	$11,713
Citibank, N.A.	208,782	—	—	208,782	20,179	—	—	20,179	188,603	—	188,603
HSBC Bank PLC	7,310	—	—	7,310	82,426	—	—	82,426	(75,116)	—	(75,116)
JPMorgan Chase Bank, N.A.	—	—	—	—	402	—	—	402	(402)	—	(402)
Morgan Stanley & Co. International PLC	95,630	—	—	95,630	—	—	—	—	95,630	—	95,630

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
State Street Bank & Trust Co.	$27,844	$—	$—	$27,844	$12,513	$—	$—	$12,513	$15,331	$—	$15,331
UBS AG	79,406	—	—	79,406	24,961	—	—	24,961	54,445	—	54,445
Total	$430,694	$—	$—	$430,694	$140,490	$—	$—	$140,490	$290,204	$—	$290,204

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Mid Cap Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$12,034	$—	$12,034	$—	$—	$—	$—	$12,034	$—	$12,034
BNP Paribas	—	185,620	—	185,620	—	—	—	—	185,620	—	185,620
HSBC Holdings	—	19,418	—	19,418	—	—	—	—	19,418	(19,418)	—
Total	$—	$217,072	$—	$217,072	$—	$—	$—	$—	$217,072	$(19,418)	$197,654

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Small Cap Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$620	$—	$—	$620	$—	$—	$—	$—	$620	$—	$620
Citibank, N.A.	104,187	—	—	104,187	—	—	—	—	104,187	—	104,187
Total	$104,807	$—	$—	$104,807	$—	$—	$—	$—	$104,807	$—	$104,807

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	Small Cap Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$1,902	$—	$1,902	$—	$—	$—	$—	$1,902	$—	$1,902
BNP Paribas	—	53,768	—	53,768	—	—	—	—	53,768	—	53,768
Goldman Sachs & Co. LLC	—	21,084	—	21,084	—	—	—	—	21,084	(21,084)	—
HSBC Holdings	—	74,067	—	74,067	—	47	—	47	74,020	(70,000)	4,020
JPMorgan Securities, LLC	—	134,423	—	134,423	—	—	—	—	134,423	(134,423)	—
Total	$—	$285,244	$—	$285,244	$—	$47	$—	$47	$285,197	$(225,507)	$59,690

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2025
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Allocation Lifestyle	$19,550,484	$23,308,724	$79,680,861	$11,802,505	$6,466,028
Asset Allocation	2,781,121	8,368,754	11,313,557	2,854,149	5,079,850
Capital Appreciation	3,449,708	15,563,051	55,790,055	825,165	3,461,037
Conservative Allocation Lifestyle	9,096,059	(4,200,889)	(2,900,817)	7,642,651	—
Core Bond	92,633,478	(255,893,268)	(161,932,685)	101,852,375	—
Dividend Value	17,817,361	51,369,594	59,498,036	22,887,153	19,447,649
Dynamic Allocation	5,745,223	415,157	(892,694)	3,789,210	321,854
Emerging Economies	15,224,659	(50,742,397)	33,854,018	26,325,689	—
Global Real Estate	8,350,236	(86,904,835)	3,966,618	6,623,573	—
Global Strategy	7,102,334	(12,242,113)	24,606,780	8,347,100	—
Government Securities	3,499,756	(15,718,437)	(11,910,957)	3,794,637	—
Growth	—	193,694,632	562,384,573	821,167	52,396,580
High Yield Bond	21,002,817	(50,371,327)	(521,037)	22,356,353	—
Inflation Protected	9,349,199	(82,266,617)	(36,344,855)	6,616,286	—
International Equities Index	45,291,899	78,662,916	456,403,576	62,125,144	18,985,344
International Government Bond**	1,002,779	(21,826,079)	(1,885,804)	1,002,779	—
International Growth	436,017	8,495,869	125,043,734	—	—
International Opportunities	12,907,031	(18,225,645)	34,816,261	10,029,083	—
International Socially Responsible	13,687,610	15,556,465	116,048,883	13,674,793	3,619,459
International Value	26,944,269	10,694,256	47,684,217	24,553,110	19,920,131
Large Cap Core	5,183,117	69,089,738	135,593,924	4,950,197	125,678,964
Mid Cap Index	59,467,930	241,562,657	583,845,429	66,373,714	284,611,495
Mid Cap Strategic Growth	—	79,831,288	190,693,883	954,220	—
Mid Cap Value	24,413,360	58,827,729	(3,912,861)	24,700,391	42,331,067
Moderate Allocation Lifestyle	30,285,160	30,553,125	57,997,696	22,050,761	—
Nasdaq-100® Index	3,476,221	97,753,434	538,450,337	5,052,206	181,641,621
Science & Technology	—	208,797,690	708,225,812	—	—
Small Cap Growth	12,758,808	(81,678,809)	(7,179,373)	896,724	—
Small Cap Index	9,935,502	56,948,138	116,030,352	13,144,640	33,598,223
Small Cap Special Values	3,545,499	11,184,739	(1,521,046)	3,288,087	15,313,535
Small Cap Value	4,611,396	33,188,863	(6,871,860)	7,105,987	14,177,543
Stock Index	71,275,704	674,666,306	4,388,449,417	88,228,718	90,017,948
Systematic Core	6,618,387	35,970,057	217,430,188	6,409,005	20,431,226
Systematic Growth	15,775,105	118,597,995	332,477,683	36,008,347	44,515,978
Systematic Value	18,379,497	27,516,504	62,559,171	20,532,189	6,454,420
U.S. Socially Responsible	6,040,966	65,089,997	175,319,325	8,351,348	99,981,921

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2025.
    As of May 31, 2025, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Fund	ST	LT
Conservative Allocation Lifestyle*	$3,582,790	$618,099
Core Bond*	64,913,130	190,980,137
Emerging Economies*	43,388,816	8,849,617
Global Real Estate	15,737,738	71,167,097
Global Strategy*	12,242,113	—
Government Securities	4,712,052	11,006,385

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Capital Loss Carryforward Unlimited
Fund	ST	LT
High Yield Bond	$3,336,397	$47,034,930
Inflation Protected*	17,304,007	64,962,610
International Government Bond**	6,213,395	15,612,684
International Opportunities*	5,757,690	12,467,955
Small Cap Growth*	3,216,820	78,461,989

*	The Funds had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended May 31, 2026. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.
**	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2025.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Aggressive Allocation Lifestyle	$128,179,445	$(10,460,256)	$117,719,189	$639,442,297
Asset Allocation	23,980,725	(6,113,826)	17,866,899	133,528,839
Capital Appreciation	101,580,566	(8,334,684)	93,245,882	265,624,269
Conservative Allocation Lifestyle	21,971,749	(8,503,713)	13,468,036	272,399,845
Core Bond	47,053,583	(127,267,465)	(80,213,882)	2,790,109,622
Dividend Value	92,563,804	(35,252,117)	57,311,687	533,272,580
Dynamic Allocation	12,026,362	(8,652,870)	3,373,492	128,744,551
Emerging Economies	149,345,764	(47,175,368)	102,170,396	741,938,070
Global Real Estate	27,155,369	(16,671,720)	10,483,649	273,849,423
Global Strategy	44,204,531	(5,938,310)	38,266,221	200,908,696
Government Securities	1,579,305	(8,331,291)	(6,751,986)	168,543,610
Growth	640,255,152	(32,765,424)	607,489,728	1,292,398,194
High Yield Bond	10,001,805	(4,535,111)	5,466,694	367,236,480
Inflation Protected	13,576,747	(23,208,080)	(9,631,333)	409,745,941
International Equities Index	588,227,340	(78,392,917)	509,834,423	1,740,433,872
International Government Bond*	1,526,405	(3,335,882)	(1,809,477)	95,575,420
International Growth	124,655,646	(10,769,328)	113,886,318	243,697,220
International Opportunities	53,452,512	(21,336,435)	32,116,077	338,532,426
International Socially Responsible	159,814,627	(20,621,364)	139,193,263	424,348,265
International Value	79,327,299	(9,361,923)	69,965,376	338,563,505
Large Cap Core	105,973,778	(18,265,974)	87,707,804	737,418,439
Mid Cap Index	862,007,274	(173,494,531)	688,512,743	1,931,198,154
Mid Cap Strategic Growth	285,357,213	(68,937,816)	216,419,397	1,042,210,268
Mid Cap Value	80,425,438	(53,573,917)	26,851,521	597,084,767
Moderate Allocation Lifestyle	139,833,647	(30,155,492)	109,678,155	930,268,944
Nasdaq-100® Index	694,496,931	(23,663,380)	670,833,551	474,301,709
Science & Technology	1,209,748,544	(70,482,963)	1,139,265,581	2,022,156,433
Small Cap Growth	83,849,505	(33,555,330)	50,294,175	422,267,415
Small Cap Index	378,673,091	(133,848,407)	244,824,684	869,930,239
Small Cap Special Values	32,050,456	(28,135,136)	3,915,320	166,613,097
Small Cap Value	40,220,801	(14,412,524)	25,808,277	220,983,706
Stock Index	4,811,512,542	(113,355,820)	4,698,156,722	1,979,512,432
Systematic Core	299,607,062	(18,470,250)	281,136,812	459,772,500
Systematic Growth	467,085,128	(23,491,864)	443,593,264	635,185,321
Systematic Value	95,691,222	(15,468,864)	80,222,358	398,873,734
U.S. Socially Responsible	214,250,205	(18,319,793)	195,930,412	356,477,882

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2025.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 5 — Advisory Fees and Other Transactions with Affiliates
    VALIC serves as investment adviser to the Company and employs investment subadvisers that make investment decisions for the Funds. The Funds pay VALIC a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. VALIC has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Funds. The subadvisers are compensated for their services by VALIC.
Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Aggressive Allocation Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Asset Allocation	J.P. Morgan Investment Management Inc.	0.500% on the first $300 million 0.475% on the next $200 million 0.450% on assets over $500 million	0.450% on the first $300 million 0.425% on the next $200 million 0.400% on assets over $500 million
Capital Appreciation	Columbia Management Investment Advisers, LLC	0.550% on the first $1 billion 0.525% on assets over $1 billion	No fee waiver
Conservative Allocation Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Core Bond	PineBridge Investments LLC J.P. Morgan Investment Management Inc.	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million	0.47% on the first $200 million 0.42% on the next $300 million 0.37% on assets over $500 million
Dividend Value	BlackRock Investment Management, LLC ClearBridge Investments, LLC	0.75% on the first $250 million 0.72% on the next $250 million 0.67% on the next $500 million 0.62% on assets over $1 billion	0.60% on the first $250 million 0.57% on the next $250 million 0.52% on the next $500 million 0.47% on assets over $1 billion
Dynamic Allocation	AllianceBernstein LP(1)	0.25% on the first $1 billion 0.22% on the next $1 billion 0.20% on assets over $2 billion	Voluntary Waiver(2)
Emerging Economies	BlackRock Investment Management, LLC	0.81% on the first $250 million 0.76% on the next $250 million 0.71% on assets over $500 million 0.66% on assets over $1 billion	No fee waiver
Global Real Estate	Duff & Phelps Investment Management Co. Massachusetts Financial Services Company	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million	0.74% on the first $250 million 0.69% on the next $250 million 0.64% on assets over $500 million
Global Strategy	Franklin Advisers, Inc.	0.50% on the first $500 million 0.46% on assets over $500 million	0.44% on the first $500 million 0.40% on assets over $500 million
Government Securities	J.P. Morgan Investment Management Inc.	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.385% on the first $250 million 0.335% on the next $250 million 0.285% on the next $500 million 0.235% on assets over $1 billion(3)
Growth	BlackRock Investment Management, LLC	0.73% on the first $500 million 0.67% on the next $500 million 0.64% on the next $500 million 0.61% on assets over $1.5 billion	0.57% on the first $500 million 0.51% on the next $500 million 0.48% on the next $500 million 0.45% on assets over $1.5 billion
High Yield Bond	Wellington Management Company LLP	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million	No fee waiver
Inflation Protected	Wellington Management Company LLP	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on assets over $500 million	0.405% on the first $250 million 0.355% on the next $250 million 0.305% on assets over $500 million(4)
International Equities Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $500 million 0.24% on assets over $1 billion	0.315% on the first $500 million 0.215% on the next $500 million 0.205% on assets over $1 billion(5)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
International Government Bond	PineBridge Investments LLC	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.44% on the first $250 million 0.39% on the next $250 million 0.34% on the next $500 million 0.29% on assets over $1 billion(6)
International Growth	Morgan Stanley Investment Management Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% on the next $500 million 0.80% on assets over $1 billion	0.69% on the first $250 million 0.64% on the next $250 million 0.59% on the next $500 million 0.54% on assets over $1 billion
International Opportunities	Invesco Advisers, Inc. Wellington Management Company LLP	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million	0.87% on the first $100 million 0.77% on the next $650 million 0.72% on assets over $750 million
International Socially Responsible	BlackRock Investment Management, LLC	0.500% on the first $500 million 0.475% on the next $500 million 0.450% on assets over $1 billion	0.410% on the first $500 million 0.385% on the next $500 million 0.360% on assets over $1 billion
International Value	Columbia Management Investment Advisers, LLC Goldman Sachs Asset Management, L.P.	0.73% on the first $250 million 0.68% on the next $250 million 0.63% on the next $500 million 0.58% on assets over $1 billion	0.66% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Large Cap Core	J.P. Morgan Investment Management Inc.(7) T. Rowe Price Associates, Inc.(7)	0.64% on the first $750 million 0.59% on assets over $750 million	0.55% on the first $750 million 0.50% on assets over $750 million(8)
Mid Cap Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.335% on the first $500 million 0.235% on the next $2.5 billion 0.185% on the next $2 billion 0.135% on assets over $5 billion(9)
Mid Cap Strategic Growth	Voya Investment Management Co. LLC Janus Henderson Investors US LLC	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on assets over $500 million	No fee waiver
Mid Cap Value	Wellington Management Company LLP Boston Partners Global Investors, Inc. d/b/a Boston Partners	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on next $250 million 0.650% on assets over $750 million	No fee waiver
Moderate Allocation Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Nasdaq-100® Index	BlackRock Investment Management, LLC	0.40% on the first $250 million 0.38% on the next $250 million 0.36% on assets over $500 million	0.32% on the first $250 million 0.30% on the next $250 million 0.28% on assets over $500 million
Science & Technology	BlackRock Investment Management, LLC Voya Investment Management Co. LLC	0.90% on the first $500 million 0.85% on assets over $500 million	0.85% on the first $500 million 0.80% on assets over $500 million
Small Cap Growth	T. Rowe Price Associates, Inc. American Century Investment Management, Inc.	0.85% on the first $100 million 0.80% on assets over $100 million	0.80% on the first $100 million 0.75% on assets over $100 million
Small Cap Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.29% on the first $500 million 0.19% on the next $2.5 billion 0.14% on the next $2 billion 0.09% on assets over $5 billion
Small Cap Special Values	Allspring Global Investments, LLC	0.75% on the first $500 million 0.70% on assets over $500 million	0.72% on the first $500 million 0.67% on assets over $500 million(10)
Small Cap Value	J.P. Morgan Investment Management Inc.	0.75% on the first $50 million 0.65% on assets over $50 million	No fee waiver

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Stock Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.265% on the first $500 million 0.165% on the next $2.5 billion 0.115% on the next $2 billion 0.065% on assets over $5 billion
Systematic Core	Goldman Sachs Asset Management, L.P.	0.750% on the first $500 million 0.725% on assets over $500 million	0.530% on the first $500 million 0.505% on assets over $500 million
Systematic Growth	Goldman Sachs Asset Management, L.P. Wellington Management Company LLP	0.750% on the first $250 million 0.725% on the next $250 million 0.700% on assets over $500 million	0.580% on the first $250 million 0.555% on the next $250 million 0.530% on the next $300 million 0.505% on the next $200 million 0.450% on assets over $1 billion
Systematic Value	Wellington Management Company LLP	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on the next $500 million 0.55% on assets over $1 billion	0.56% on the first $250 million 0.51% on the next $250 million 0.46% on the next $500 million 0.41% on assets over $1 billion
U.S. Socially Responsible	BlackRock Investment Management, LLC	0.25% on the first $1 billion 0.24% on assets over $1 billion	0.23% on the first $1 billion 0.22% on assets over $1 billion

(1)	Effective September 29, 2025, AllianceBernstein LP replaced SunAmerica Asset Management, LLC as subadviser for a portion of the Dynamic Allocation Fund.
(2)	VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the
Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of
AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.
(3)	The information presented represents the rates that became effective on September 29, 2025 for the Government Securities Fund. Prior to that date, the Advisory Fee after Waiver was 0.42% on the first $250 million, 0.37% on the next $250 million, 0.32% on the next $500 million and 0.27% on assets over $1 billion.
(4)	The information presented represents the rates that became effective on September 29, 2025 for the Inflation Protected Fund. Prior to that date, the Advisory Fee after Waiver was 0.47% on the first $250 million, 0.42% on the next $250 million and 0.37% on assets over $500 million.
(5)	The information presented represents the rates that became effective on September 29, 2025 for the International Equities Index Fund. Prior to that date there was no advisory fee waiver.
(6)	The information presented represents the rates that became effective on September 29, 2025 for the International Government Bond Fund. Prior to that date, the Advisory Fee after Waiver was 0.48% on the first $250 million, 0.43% on the next $250 million, 0.38% on the next $500 million and 0.33% on assets over $1 billion.
(7)	Effective September 29, 2025, J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc. replaced Massachusetts Financial Services Company as subadvisers for the Large Cap Core Fund.
(8)	The information presented represents the rates that became effective on September 29, 2025 for the Large Cap Core Fund. Prior to that date, the Advisory Fee after Waiver was 0.59% on the first $750 million and 0.54% on assets over $750 million.
(9)	The information presented represents the rates that became effective on September 29, 2025 for the Mid Cap Index Fund. Prior to that date, the Advisory Fee after Waiver was 0.34% on the first $500 million, 0.24% on the next $2.5 billion, 0.19% on the next $2 billion and 0.14% on assets over $5 billion.
(10)	The information presented represents the rates that became effective on September 29, 2025 for the Small Cap Special Values Fund. Prior to that date there was no advisory fee waiver.
    For the six months ended November 30, 2025, advisory fees waived were as follows:
Fund	Amount
Aggressive Allocation Lifestyle	$111,627
Asset Allocation	37,697
Conservative Allocation Lifestyle	42,717
Core Bond	409,934
Dividend Value	460,313
Dynamic Allocation	4,526
Global Real Estate	12,534
Global Strategy	70,791
Government Securities	74,613
Growth	1,439,231
Inflation Protected	110,784
International Equities Index	134,276
International Government Bond	16,237
International Growth	483,179
International Opportunities	52,669
International Socially Responsible	257,013

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	Amount
International Value	$141,185
Large Cap Core	200,310
Mid Cap Index	151,005
Moderate Allocation Lifestyle	154,344
Nasdaq-100® Index	441,050
Science & Technology	777,406
Small Cap Growth	125,692
Small Cap Index	321,828
Small Cap Special Values	8,668
Stock Index	2,846,295
Systematic Core	811,134
Systematic Growth	950,063
Systematic Value	329,480
U.S. Socially Responsible	56,700
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Funds’ average net assets. This agreement may be modified or discontinued prior to September 30, 2026, only with the approval of the Board, including a majority of the directors who are not “interested persons” of the Company as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. During the period ended November 30, 2025, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended November 30, 2025, expenses reimbursed were as follows:
Fund	Amount
Dynamic Allocation	$30,175
High Yield Bond	144,441
    Waivers or reimbursements made by the Adviser with respect to a the Dynamic Allocation Fund, with the exception of advisory fee waivers, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At November 30, 2025, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Fund	May 31, 2026	May 31, 2027	November 30, 2027
Dynamic Allocation	$35,924	$67,288	$30,175
    VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica Asset Management, LLC (the “Administrator”or "SunAmerica"), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. In determining the basis points for the Accounting Basis Point Fee,the average net assets for all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds”,are included. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services.  During the six months ended November 30, 2025, SunAmerica earned fees as reflected in the Statement of Operations based on the aforementioned rates.
    Effective January 1, 2026, VALIC replaced SunAmerica as the Company’s Administrator and SunAmerica became the Company’s sub-administrator.  The Administrator receives from each Fund, other than the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee:  0.0070% on the first $10 billion; 0.0060% on the next $10 billion; 0.0055% on the next $5 billion and 0.0035% in excess of $25 billion.  In determining the basis points for the Accounting Basis Point Fee, the average net assets for all Funds in the Company, other than the Dynamic Allocation Fund and the Lifestyle Funds, are included.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  Effective October 1, 2025, VRSCO receives from the Company an annual fee of $600,000, which is allocated to each Fund in the Company based on shareholder accounts. Prior to that date, the annual fee was $132,510. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2025, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned agreement.
    On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or anaffiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer allor a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the six months ended November 30, 2025, no amounts have been deferred under the Plan.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended November 30, 2025 were as follows:
Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Allocation Lifestyle	$116,648,014	$156,141,437	$—	$—
Asset Allocation	23,557,079	31,331,928	1,918,348	2,699,200
Capital Appreciation	105,109,909	124,127,821	—	—
Conservative Allocation Lifestyle	24,281,597	41,121,697	—	—
Core Bond	227,926,367	240,765,181	138,125,006	140,555,043
Dividend Value	223,673,052	372,997,636	—	—
Dynamic Allocation	52,550,433	62,693,846	9,393,970	11,510,570
Emerging Economies	616,479,352	607,555,857	—	—
Global Real Estate	58,321,348	31,852,041	—	—
Global Strategy	70,125,915	76,767,937	599,935	243,894
Government Securities	10,302,040	6,870,707	19,506,619	19,973,609
Growth	596,047,200	699,297,705	—	—
High Yield Bond	131,837,822	188,130,141	—	—
Inflation Protected	78,464,782	60,088,951	86,329,713	106,205,447
International Equities Index	557,578,618	275,204,471	—	—
International Government Bond	61,059,108	44,693,070	38,644,789	18,492,246
International Growth	36,692,512	64,813,702	—	—
International Opportunities	209,912,123	196,504,606	—	—
International Socially Responsible	42,333,354	67,834,661	—	—
International Value	121,952,736	150,138,559	—	—
Large Cap Core	703,087,328	529,582,498	—	—
Mid Cap Index	213,569,512	383,209,550	—	—
Mid Cap Strategic Growth	470,692,090	493,276,487	—	—
Mid Cap Value	274,316,804	298,192,503	—	—
Moderate Allocation Lifestyle	126,830,806	185,991,954	—	—
Nasdaq-100® Index	12,724,982	74,147,479	—	—
Science & Technology	707,416,991	929,038,287	—	—
Small Cap Growth	249,336,141	375,994,599	—	—
Small Cap Index	101,869,132	227,651,010	—	—
Small Cap Special Values	26,752,259	40,116,003	—	—
Small Cap Value	105,843,603	150,151,441	—	—
Stock Index	141,090,775	870,042,985	—	—
Systematic Core	242,594,946	283,982,964	—	—
Systematic Growth	221,846,859	313,601,183	—	—
Systematic Value	152,886,928	173,755,778	—	—
U.S. Socially Responsible	22,281,660	81,719,395	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Fund were as follows:
	Aggressive Allocation Lifestyle				Asset Allocation
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	266,308	$3,211,987	694,074	$7,733,591	120,285	$1,509,203	505,880	$5,979,490
Reinvested dividends	—	—	1,657,762	18,268,533	—	—	695,965	7,933,999
Shares redeemed	(3,587,610)	(43,530,106)	(5,541,429)	(61,182,892)	(883,515)	(10,962,147)	(1,723,273)	(20,489,885)
Net increase (decrease)	(3,321,302)	$(40,318,119)	(3,189,593)	$(35,180,768)	(763,230)	$(9,452,944)	(521,428)	$(6,576,396)
	Capital Appreciation				Conservative Allocation Lifestyle
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	545,674	11,623,097	5,543,469	105,231,906	269,127	3,269,575	677,137	7,723,640
Reinvested dividends	—	—	220,031	4,286,202	—	—	671,586	7,642,651
Shares redeemed	(1,529,703)	(34,744,994)	(1,437,200)	(29,370,568)	(1,706,768)	(20,624,013)	(3,771,239)	(43,235,406)
Net increase (decrease)	(984,029)	$(23,121,897)	4,326,300	$80,147,540	(1,437,641)	$(17,354,438)	(2,422,516)	$(27,869,115)
	Core Bond				Dividend Value
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,069,940	110,682,207	50,848,228	496,709,010	6,357,488	84,356,378	13,319,694	161,908,366
Reinvested dividends	—	—	10,543,724	101,852,375	—	—	3,510,348	42,334,802
Shares redeemed	(24,476,517)	(244,097,321)	(52,407,040)	(513,218,972)	(18,444,689)	(242,436,913)	(17,406,439)	(217,083,956)
Net increase (decrease)	(13,406,577)	$(133,415,114)	8,984,912	$85,342,413	(12,087,201)	$(158,080,535)	(576,397)	$(12,840,788)
	Dynamic Allocation				Emerging Economies
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,010,405	11,042,830	1,205,270	12,276,274	13,432,809	96,054,994	31,754,064	206,829,591
Reinvested dividends	—	—	402,257	4,111,064	—	—	4,106,972	26,325,689
Shares redeemed	(2,150,537)	(23,494,163)	(3,317,455)	(34,489,217)	(12,033,711)	(89,933,382)	(34,182,458)	(219,043,155)
Net increase (decrease)	(1,140,132)	$(12,451,333)	(1,709,928)	$(18,101,879)	1,399,098	$6,121,612	1,678,578	$14,112,125
	Global Real Estate				Global Strategy
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,474,227	38,314,279	17,790,503	126,108,695	174,202	1,885,030	948,601	9,460,333
Reinvested dividends	—	—	997,526	6,623,573	—	—	837,222	8,347,100
Shares redeemed	(1,913,233)	(13,438,416)	(37,255,327)	(250,089,652)	(1,518,934)	(16,774,737)	(2,515,839)	(25,454,615)
Net increase (decrease)	3,560,994	$24,875,863	(18,467,298)	$(117,357,384)	(1,344,732)	$(14,889,707)	(730,016)	$(7,647,182)
	Government Securities				Growth
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,816,974	17,089,405	4,451,036	41,295,225	7,148,878	136,303,913	7,931,293	130,365,167
Reinvested dividends	—	—	411,120	3,794,637	—	—	3,391,826	53,217,747
Shares redeemed	(2,015,040)	(19,084,081)	(2,155,828)	(20,171,240)	(12,076,922)	(223,917,073)	(19,344,748)	(315,962,174)
Net increase (decrease)	(198,066)	$(1,994,676)	2,706,328	$24,918,622	(4,928,044)	$(87,613,160)	(8,021,629)	$(132,379,260)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	High Yield Bond				Inflation Protected
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,732,759	$34,082,388	12,665,442	$86,845,415	17,169,680	$149,328,900	6,013,448	$51,961,134
Reinvested dividends	—	—	3,249,470	22,356,353	—	—	771,129	6,616,286
Shares redeemed	(16,826,886)	(121,697,501)	(16,332,808)	(115,393,589)	(17,674,207)	(157,577,843)	(10,477,772)	(90,165,793)
Net increase (decrease)	(12,094,127)	$(87,615,113)	(417,896)	$(6,191,821)	(504,527)	$(8,248,943)	(3,693,195)	$(31,588,373)
	International Equities Index				International Government Bond
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	56,960,355	532,985,147	25,905,892	220,005,773	7,134,407	76,483,766	1,293,361	13,178,824
Reinvested dividends	—	—	9,508,850	81,110,488	—	—	—	—
Shares redeemed	(26,610,827)	(253,408,067)	(75,150,770)	(631,378,015)	(3,852,648)	(41,411,758)	(2,534,916)	(25,775,741)
Net increase (decrease)	30,349,528	$279,577,080	(39,736,028)	$(330,261,754)	3,281,759	$35,072,008	(1,241,555)	$(12,596,917)
	International Growth				International Opportunities
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	670,217	9,104,214	2,052,934	25,219,330	2,685,804	46,221,277	605,587	8,977,718
Reinvested dividends	—	—	—	—	—	—	674,451	10,029,083
Shares redeemed	(2,640,351)	(35,864,663)	(6,867,141)	(83,446,829)	(2,030,652)	(34,331,106)	(8,371,134)	(125,743,165)
Net increase (decrease)	(1,970,134)	$(26,760,449)	(4,814,207)	$(58,227,499)	655,152	$11,890,171	(7,091,096)	$(106,736,364)
	International Socially Responsible				International Value
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	904,493	25,330,574	3,488,899	88,673,475	1,918,811	23,371,817	2,798,652	30,571,320
Reinvested dividends	—	—	676,879	17,294,252	—	—	4,183,748	44,473,241
Shares redeemed	(2,024,084)	(57,390,483)	(3,377,077)	(86,397,863)	(4,847,521)	(58,761,190)	(15,686,637)	(170,601,006)
Net increase (decrease)	(1,119,591)	$(32,059,909)	788,701	$19,569,864	(2,928,710)	$(35,389,373)	(8,704,237)	$(95,556,445)
	Large Cap Core				Mid Cap Index
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,071,130	217,123,252	458,973	9,133,123	1,896,350	48,197,314	4,440,818	125,378,692
Reinvested dividends	—	—	7,955,491	130,629,161	—	—	15,227,124	350,985,209
Shares redeemed	(2,481,124)	(43,710,227)	(4,840,846)	(91,515,664)	(10,912,084)	(269,476,864)	(23,403,637)	(614,076,444)
Net increase (decrease)	9,590,006	$173,413,025	3,573,618	$48,246,620	(9,015,734)	$(221,279,550)	(3,735,695)	$(137,712,543)
	Mid Cap Strategic Growth				Mid Cap Value
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,509,768	79,919,019	13,589,277	275,417,691	2,309,181	39,411,131	12,181,180	216,940,664
Reinvested dividends	—	—	48,909	954,220	—	—	4,210,519	67,031,458
Shares redeemed	(5,616,698)	(127,287,492)	(17,261,500)	(349,288,997)	(4,070,989)	(69,855,586)	(19,539,651)	(325,105,102)
Net increase (decrease)	(2,106,930)	$(47,368,473)	(3,623,314)	$(72,917,086)	(1,761,808)	$(30,444,455)	(3,147,952)	$(41,132,980)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Moderate Allocation Lifestyle				Nasdaq-100® Index
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	335,828	$5,203,339	565,174	$8,118,808	713,039	$18,473,836	1,300,150	$34,395,858
Reinvested dividends	—	—	1,547,422	22,050,761	—	—	8,619,290	186,693,827
Shares redeemed	(4,054,084)	(62,388,534)	(8,876,467)	(126,795,548)	(3,203,893)	(82,269,489)	(4,812,717)	(120,982,548)
Net increase (decrease)	(3,718,256)	$(57,185,195)	(6,763,871)	$(96,625,979)	(2,490,854)	$(63,795,653)	5,106,723	$100,107,137
	Science & Technology				Small Cap Growth
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	259,504	10,003,269	612,155	19,116,411	1,635,427	27,082,518	6,957,376	110,294,321
Reinvested dividends	—	—	—	—	—	—	60,836	896,724
Shares redeemed	(5,741,115)	(219,592,759)	(11,194,759)	(347,297,601)	(9,767,492)	(164,970,848)	(7,439,807)	(120,307,353)
Net increase (decrease)	(5,481,611)	$(209,589,490)	(10,582,604)	$(328,181,190)	(8,132,065)	$(137,888,330)	(421,595)	$(9,116,308)
	Small Cap Index				Small Cap Special Values
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	544,673	8,869,198	9,144,046	139,309,163	98,510	1,076,401	397,752	4,851,502
Reinvested dividends	—	—	3,214,777	46,742,863	—	—	1,716,017	18,601,622
Shares redeemed	(11,304,312)	(179,892,002)	(11,182,013)	(180,847,749)	(1,472,000)	(15,856,745)	(2,696,530)	(32,116,135)
Net increase (decrease)	(10,759,639)	$(171,022,804)	1,176,810	$5,204,277	(1,373,490)	$(14,780,344)	(582,761)	$(8,663,011)
	Small Cap Value				Stock Index
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,081,320	13,379,475	4,681,485	53,898,711	1,768,897	115,967,901	3,095,411	177,896,782
Reinvested dividends	—	—	1,893,552	21,283,530	—	—	3,153,134	178,246,666
Shares redeemed	(5,036,277)	(59,633,661)	(15,300,914)	(184,185,398)	(13,577,328)	(872,401,932)	(17,538,586)	(1,011,141,901)
Net increase (decrease)	(3,954,957)	$(46,254,186)	(8,725,877)	$(109,003,157)	(11,808,431)	$(756,434,031)	(11,290,041)	$(654,998,453)
	Systematic Core				Systematic Growth
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	393,609	13,131,825	3,412,865	105,344,621	586,278	12,272,742	2,084,326	37,022,253
Reinvested dividends	—	—	848,837	26,840,231	—	—	4,695,296	80,524,325
Shares redeemed	(1,819,685)	(64,641,784)	(2,086,077)	(69,044,549)	(4,644,786)	(93,972,250)	(9,077,181)	(168,804,090)
Net increase (decrease)	(1,426,076)	$(51,509,959)	2,175,625	$63,140,303	(4,058,508)	$(81,699,508)	(2,297,559)	$(51,257,512)
	Systematic Value				U.S. Socially Responsible
	Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25		Six Months Ended 11/30/25 (unaudited)		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	281,613	4,418,852	799,599	11,709,171	511,496	9,906,143	1,156,105	23,726,251
Reinvested dividends	—	—	1,872,770	26,986,609	—	—	6,342,697	108,333,269
Shares redeemed	(2,050,057)	(32,122,820)	(4,157,165)	(62,754,285)	(3,622,609)	(69,559,185)	(10,185,644)	(190,009,970)
Net increase (decrease)	(1,768,444)	$(27,703,968)	(1,484,796)	$(24,058,505)	(3,111,113)	$(59,653,042)	(2,686,842)	$(57,950,450)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Funds  and affiliated companies for the six months ended November 30, 2025 are shown in the tables below.
Aggressive Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2025
VALIC Company I
Core Bond Fund	$—	$—	$153,621,251	$10,668,274	$9,121,461	$506,364	$7,662,057	$163,336,485
Emerging Economies Fund	—	—	—	3,677,120	2,266,664	241,931	178,637	1,831,024
High Yield Bond Fund	—	—	7,220,156	—	—	—	425,937	7,646,093
International Equities Index Fund	—	—	142,594,644	3,780,002	9,639,630	3,331,925	9,227,597	149,294,538
Large Cap Core Fund	—	—	—	98,522,618	—	—	1,807,252	100,329,870
Small Cap Growth Fund	—	—	17,765,084	—	1,271,169	238,844	2,255,766	18,988,525
Small Cap Value Fund	—	—	16,041,958	—	1,574,753	115,173	3,209,904	17,792,282
Stock Index Fund	—	—	237,328,605	—	122,747,130	40,282,891	(4,439,575)	150,424,791
Systematic Growth Fund	—	—	67,731,592	—	6,636,014	1,571,441	10,955,549	73,622,568
Systematic Value Fund	—	—	64,354,597	—	2,884,616	422,731	6,755,204	68,647,916
	$—	$—	$706,657,887	$116,648,014	$156,141,437	$46,711,300	$38,038,328	$751,914,092

†	Includes reinvestment of distributions paid.
Conservative Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2025
VALIC Company I
Core Bond Fund	$—	$—	$172,402,374	$4,073,000	$9,627,044	$(1,595,863)	$10,692,462	$175,944,929
Emerging Economies Fund	—	—	—	1,415,411	885,299	94,492	67,525	692,129
High Yield Bond Fund	—	—	2,870,338	—	—	—	169,329	3,039,667
International Equities Index Fund	—	—	27,962,238	198,017	3,148,454	1,078,873	1,316,026	27,406,700
Large Cap Core Fund	—	—	—	17,531,880	—	—	321,597	17,853,477
Small Cap Growth Fund	—	—	2,830,888	—	214,574	44,956	346,003	3,007,273
Small Cap Value Fund	—	—	2,757,979	—	198,738	10,032	558,314	3,127,587
Stock Index Fund	—	—	43,403,344	—	24,090,020	6,594,213	(164,814)	25,742,723
Systematic Growth Fund	—	—	13,292,174	706,001	1,877,433	426,082	1,975,586	14,522,410
Systematic Value Fund	—	—	11,914,355	357,288	1,080,135	216,535	1,086,825	12,494,868
	$—	$—	$277,433,690	$24,281,597	$41,121,697	$6,869,320	$16,368,853	$283,831,763

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2025
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,967,478	$281,632	$3,914,071	$1,433,937	$(545,204)	$3,223,772
Core Bond Fund	—	—	16,548,595	12,463,799	3,374,070	(515,016)	1,501,572	26,624,880
Dividend Value Fund	—	—	8,308,626	446,940	3,641,257	516,204	313,511	5,944,024
Emerging Economies Fund	—	—	302,075	9,719	357,815	89,328	(43,307)	—
Global Real Estate Fund	—	—	1,435,824	48,597	1,520,569	87,508	(51,360)	—
Government Securities Fund	—	—	5,022,076	381,427	5,558,556	(103,720)	258,773	—
Growth Fund	—	—	4,974,250	279,396	1,723,037	697,713	19,146	4,247,468
High Yield Bond Fund	—	—	933,219	32,398	1,009,866	25,504	18,745	—
Inflation Protected Fund	—	—	1,439,263	51,837	1,539,298	(159,347)	207,545	—
International Equities Index Fund	—	—	2,323,125	69,656	2,528,855	498,750	(362,676)	—
International Government Bond Fund	—	—	404,879	16,198	435,368	17,529	(3,238)	—
International Growth Fund	—	—	2,320,384	68,035	2,409,718	274,763	(253,464)	—
International Opportunities Fund	—	—	356,724	9,718	393,555	27,978	(865)	—
International Socially Responsible Fund	—	—	1,798,421	53,455	1,951,150	322,024	(222,750)	—
International Value Fund	—	—	3,530,108	148,106	2,423,567	507,082	(134,811)	1,626,918
Large Cap Core Fund	—	—	4,470,716	139,309	418,762	(30,975)	500,421	4,660,709
Mid Cap Index Fund	—	—	1,282,397	40,497	1,436,775	(10,715)	124,596	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2025
Mid Cap Strategic Growth Fund	$—	$—	$1,655,450	$45,357	$1,865,455	$421,607	$(256,959)	$—
Mid Cap Value Fund	—	—	1,415,232	37,258	1,576,202	(10,049)	133,761	—
Nasdaq-100 Index Fund	—	—	—	6,740,009	428,801	3,377	210,195	6,524,780
Small Cap Growth Fund	—	—	907,317	27,538	1,025,564	148,465	(57,756)	—
Small Cap Index Fund	—	—	497,584	16,199	601,691	77,481	10,427	—
Small Cap Special Values Fund	—	—	627,265	17,819	677,450	(63,010)	95,376	—
Small Cap Value Fund	—	—	212,800	4,860	251,227	5,702	27,865	—
Stock Index Fund	—	—	14,038,828	24,867,668	4,203,230	938,829	1,921,756	37,563,851
Systematic Core Fund	—	—	7,873,101	236,503	9,035,207	2,320,954	(1,395,351)	—
Systematic Growth Fund	—	—	3,688,445	4,035,103	961,904	179,710	552,076	7,493,430
Systematic Value Fund	—	—	8,380,920	1,822,650	1,412,554	233,905	706,715	9,731,636
U.S. Socially Responsible Fund	—	—	5,352,369	158,750	6,018,272	620,465	(113,312)	—
	$—	$—	$106,067,471	$52,550,433	$62,693,846	$8,555,983	$3,161,427	$107,641,468

†	Includes reinvestment of distributions paid.
Moderate Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at November 30, 2025
VALIC Company I
Core Bond Fund	$—	$—	$414,191,229	$18,318,081	$27,096,272	$(1,151,482)	$23,167,667	$427,429,223
Emerging Economies Fund	—	—	—	5,073,656	3,130,503	334,132	246,193	2,523,478
High Yield Bond Fund	—	—	10,205,600	—	—	—	602,057	10,807,657
International Equities Index Fund	—	—	149,347,279	1,937,767	11,531,061	4,003,503	9,001,526	152,759,014
Large Cap Core Fund	—	—	—	99,780,226	—	—	1,830,321	101,610,547
Small Cap Growth Fund	—	—	17,637,541	—	1,113,629	265,501	2,188,873	18,978,286
Small Cap Value Fund	—	—	17,154,726	—	2,063,546	315,462	3,230,391	18,637,033
Stock Index Fund	—	—	244,173,565	—	129,786,488	42,864,511	(6,290,360)	150,961,228
Systematic Growth Fund	—	—	69,717,946	1,721,076	7,897,407	1,874,018	10,967,027	76,382,660
Systematic Value Fund	—	—	64,879,953	—	3,373,048	460,563	6,736,764	68,704,232
	$—	$—	$987,307,839	$126,830,806	$185,991,954	$48,966,208	$51,680,459	$1,028,793,358

†	Includes reinvestment of distributions paid.
    At November 30, 2025, the following affiliates owned outstanding shares of the following Funds:
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Allocation Lifestyle	VC I Conservative Allocation Lifestyle	VC I Moderate Allocation Lifestyle
Aggressive Allocation Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Asset Allocation	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	99.10	0.90	—	—	—
Conservative Allocation Lifestyle	—	—	100.00	—	—	—	—
Core Bond	0.02	—	70.76	0.98	6.02	6.48	15.74
Dividend Value	—	—	99.00	1.00	—	—	—
Dynamic Allocation	9.89	—	90.11	—	—	—	—
Emerging Economies	0.09	0.01	99.30	—	0.22	0.08	0.30
Global Real Estate	—	—	100.00	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Securities	0.21	—	99.79	—	—	—	—
Growth	—	—	99.77	0.23	—	—	—
High Yield Bond	0.02	—	93.85	—	2.18	0.87	3.08
Inflation Protected	—	—	100.00	—	—	—	—
International Equities Index	0.98	0.01	83.72	—	6.93	1.27	7.09
International Government Bond	—	—	100.00	—	—	—	—
International Growth	—	—	100.00	—	—	—	—
International Opportunities	—	—	100.00	—	—	—	—
International Socially Responsible	0.22	—	99.78	—	—	—	—
International Value	0.08	—	99.53	0.39	—	—	—
Large Cap Core	—	—	72.86	0.56	12.13	2.16	12.29

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Allocation Lifestyle	VC I Conservative Allocation Lifestyle	VC I Moderate Allocation Lifestyle
Mid Cap Index	1.08%	0.03%	98.89%	—%	—%	—%	—%
Mid Cap Strategic Growth	—	—	100.00	—	—	—	—
Mid Cap Value	0.29	—	99.71	—	—	—	—
Moderate Allocation Lifestyle	—	—	100.00	—	—	—	—
Nasdaq-100® Index	2.25	0.03	97.15	0.57	—	—	—
Science & Technology	0.39	—	99.61	—	—	—	—
Small Cap Growth	—	—	91.28	—	4.04	0.64	4.04
Small Cap Index	2.25	0.12	97.63	—	—	—	—
Small Cap Special Values	—	—	100.00	—	—	—	—
Small Cap Value	—	—	83.85	—	7.26	1.28	7.61
Stock Index	1.96	0.02	92.39	0.56	2.25	0.39	2.26
Systematic Core	0.42	—	99.58	—	—	—	—
Systematic Growth	0.01	—	84.16	0.69	6.77	1.34	7.03
Systematic Value	—	—	66.71	2.03	14.32	2.61	14.33
U.S. Socially Responsible	0.06	—	99.94	—	—	—	—
    The fund-of-funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by these Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.
    The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2025, the following Funds engaged in security transactions with affiliated funds:
Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Growth	$27,086,531	$31,223,699	$8,876,606
International Equities Index	121,402,064	19,835,773	7,456,286
International Opportunities	42,888	239,245	74,109
International Socially Responsible	6,897,993	7,467,427	1,280,764
Mid Cap Index	53,718,326	84,632,899	30,985,742
Nasdaq-100® Index	2,534,445	12,515,024	10,715,727
Small Cap Index	12,613,728	55,712,823	25,064,597
Stock Index	10,186,206	291,582,283	239,721,986
U.S. Socially Responsible	4,164,422	19,948,234	7,171,509
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
    Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
    The Capital Appreciation Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting the Fund’ social criteria. The Fund’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Fund’ performance, including relative to similar Funds that use different criteria, or to Funds that do not adhere to such criteria or apply such analyses.
    Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, the International Growth Fund, the International Opportunities Fund and the International Value Fund.
    Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
    The Company, along with certain other funds managed by the Adviser, has access to a $135 million committed unsecured line of credit and a $90 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Company’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent(1.25%).  The Applicable Rate, for any day, is a rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day, and (ii) the Overnight Bank Funding Rate for such day, provided that if the Applicable Rate as so determined for any day would be less than zero, such rate for such day shall be deemed to be zero for all purposes.  The Company, on behalf of each of the Funds, has paid State Street, such Fund’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2025, the following Funds had borrowings:
Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 11/30/25
Capital Appreciation	3	$47	$100,000	5.68%	$—
Growth	9	789	555,556	5.68	—
Inflation Protected	4	1,612	2,662,500	5.40	—
International Equities Index	39	9,041	146,924	5.68	—
International Growth	14	1,155	551,786	5.40	—
International Opportunities	28	4,097	934,821	5.60	—
International Socially Responsible	31	2,504	514,516	5.66	—
International Value	24	1,932	527,083	5.54	—
Large Cap Core	15	1,514	690,000	5.30	1,450,000
Mid Cap Strategic Growth	9	1,203	894,444	5.63	—
Mid Cap Value	9	2,609	1,838,889	5.63	—
Nasdaq-100® Index	3	2,047	4,325,000	5.68	—
Science & Technology	41	10,664	1,678,049	5.63	—
Small Cap Value	1	3,187	20,200,000	5.68	—
Systematic Value	1	130	825,000	5.68	—
U.S. Socially Responsible	3	320	675,000	5.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended November 30, 2025, none of the Funds participated in this program.

VALIC Company I
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Aggressive Allocation Lifestyle Fund(3),(4)
08/31/20	$10.09	$0.19	$0.77	$0.96	$(0.26)	$(0.57)	$(0.83)	$10.22	9.91%	$612,613	0.14%	0.10%	1.88%	48%
05/31/21(5)	10.22	0.17	2.32	2.49	(0.20)	(0.40)	(0.60)	12.11	24.54	732,829	0.14(6)	0.10(6)	1.98(6)	16
05/31/22	12.11	0.11	(1.01)	(0.90)	(0.34)	(0.60)	(0.94)	10.27	(7.62)	659,059	0.13	0.09	0.89	40
05/31/23	10.27	0.17	(0.23)	(0.06)	(0.22)	(0.99)	(1.21)	9.00	(0.41)	630,147	0.14	0.10	1.74	65
05/31/24	9.00	0.17	1.57	1.74	(0.22)	—	(0.22)	10.52	19.34	695,802	0.14	0.11	1.77	28
05/31/25	10.52	0.23	0.87	1.10	(0.19)	(0.10)	(0.29)	11.33	10.55	712,945	0.14	0.11	2.07	22
11/30/25@	11.33	(0.00)	1.37	1.37	—	—	—	12.70	12.09	757,113	0.13(6)	0.10(6)	(0.07)(6)	16
Asset Allocation Fund
05/31/21	9.45	0.08	2.97	3.05	(0.13)	—	(0.13)	12.37	32.34	154,023	0.87	0.85	0.74	199
05/31/22	12.37	0.12	(0.44)	(0.32)	(0.25)	(1.51)	(1.76)	10.29	(3.16)	141,207	0.68	0.63	0.95	47
05/31/23	10.29	0.14	(0.05)	0.09	(0.12)	(0.51)	(0.63)	9.75	1.09	134,523	0.74	0.69	1.42	46
05/31/24	9.75	0.16	1.59	1.75	(0.17)	—	(0.17)	11.33	17.96	147,633	0.70	0.65	1.53	43
05/31/25	11.33	0.18	0.74	0.92	(0.18)	(0.47)	(0.65)	11.60	8.30	145,088	0.70	0.65	1.54	35
11/30/25@	11.60	0.10	1.20	1.30	—	—	—	12.90	11.21	151,511	0.69(6)	0.64(6)	1.54(6)	17
Capital Appreciation Fund
08/31/20	14.89	0.02	4.28	4.30	(0.06)	(0.51)	(0.57)	18.62	29.44	122,454	1.00	0.85	0.12	62
05/31/21(5)	18.62	(0.01)	3.53	3.52	(0.02)	(0.44)	(0.46)	21.68	18.97	141,163	0.99(6)	0.84(6)	(0.09)(6)	27
05/31/22	21.68	0.02	(1.34)	(1.32)	—	(1.12)	(1.12)	19.24	(6.38)	133,324	0.71	0.60	0.08	46
05/31/23	19.24	0.02	0.66	0.68	(0.03)	(5.16)	(5.19)	14.73	6.00	61,511	0.80	0.73	0.08	42
05/31/24	14.73	(0.02)	5.26	5.24	(0.01)	(1.76)	(1.77)	18.20	35.75	213,163	0.77	0.77	(0.10)	35
05/31/25	18.20	(0.03)	2.67	2.64	—	(0.40)	(0.40)	20.44	14.63	327,817	0.73	0.73	(0.13)	52
11/30/25@	20.44	(0.02)	3.41	3.39	—	—	—	23.83	16.59	358,730	0.68(6)	0.68(6)	(0.18)(6)	30
Conservative Allocation Lifestyle Fund(3),(7)
08/31/20	11.85	0.32	0.63	0.95	(0.31)	(0.18)	(0.49)	12.31	8.14	339,870	0.15	0.10	2.68	38
05/31/21(5)	12.31	0.31	1.29	1.60	(0.34)	(0.18)	(0.52)	13.39	13.05	371,617	0.15(6)	0.10(6)	3.13(6)	13
05/31/22	13.39	0.15	(1.17)	(1.02)	(0.48)	(0.53)	(1.01)	11.36	(7.88)	330,697	0.14	0.13	1.14	38
05/31/23	11.36	0.22	(0.38)	(0.16)	(0.23)	(0.77)	(1.00)	10.20	(1.30)	303,514	0.16	0.12	2.02	56
05/31/24	10.20	0.27	0.79	1.06	(0.26)	—	(0.26)	11.00	10.43	293,562	0.16	0.13	2.56	23
05/31/25	11.00	0.32	0.53	0.85	(0.32)	—	(0.32)	11.53	7.73	279,749	0.16	0.13	2.83	20
11/30/25@	11.53	(0.01)	0.99	0.98	—	—	—	12.51	8.50	285,499	0.15(6)	0.12(6)	(0.09)(6)	9
Core Bond Fund
08/31/20	11.53	0.28	0.52	0.80	(0.39)	—	(0.39)	11.94	7.05	1,784,179	0.78	0.77	2.39	93
05/31/21(5)	11.94	0.15	(0.12)	0.03	(0.29)	(0.31)	(0.60)	11.37	0.27	2,809,677	0.77(6)	0.76(6)	1.73(6)	39
05/31/22	11.37	0.21	(1.19)	(0.98)	(0.13)	(0.11)	(0.24)	10.15	(8.75)	2,821,678	0.50	0.50	1.93	60
05/31/23	10.15	0.30	(0.61)	(0.31)	(0.22)	(0.02)	(0.24)	9.60	(2.99)	2,808,761	0.50	0.50	3.05	43
05/31/24	9.60	0.35	(0.09)	0.26	(0.35)	—	(0.35)	9.51	2.69	2,576,904	0.51	0.51	3.71	58
05/31/25	9.51	0.38	0.16	0.54	(0.38)	—	(0.38)	9.67	5.68	2,706,816	0.51	0.48	3.85	44
11/30/25@	9.67	0.20	0.32	0.52	—	—	—	10.19	5.38	2,715,490	0.51(6)	0.48(6)	4.01(6)	14
Dividend Value Fund
05/31/21	9.98	0.25	3.54	3.79	(0.26)	(0.34)	(0.60)	13.17	38.46	1,361,703	0.80	0.69	2.18	64
05/31/22	13.17	0.20	0.10	0.30	(0.26)	—	(0.26)	13.21	2.28	1,256,796	0.79	0.68	1.53	86
05/31/23	13.21	0.24	(0.68)	(0.44)	(0.22)	(2.01)	(2.23)	10.54	(3.49)	1,049,838	0.79	0.68	1.95	44
05/31/24	10.54	0.22	1.94	2.16	(0.40)	(0.36)	(0.76)	11.94	20.67	667,423	0.83	0.72	1.97	36
05/31/25	11.94	0.22	0.93	1.15	(0.28)	(0.50)	(0.78)	12.31	9.75	680,707	0.82	0.68	1.79	57
11/30/25@	12.31	0.11	1.28	1.39	—	—	—	13.70	11.29	592,147	0.84(6)	0.69(6)	1.66(6)	38

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
(5)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(6)	Annualized
(7)	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Dynamic Allocation Fund(3)
05/31/21	$11.93	$0.20	$1.94	$2.14	$(0.24)	$(1.23)	$(1.47)	$12.60	18.42%	$198,516	0.32%	0.32%	1.57%	24%
05/31/22	12.60	0.07	(0.92)	(0.85)	(0.39)	(1.22)	(1.61)	10.14	(7.28)	169,371	0.33	0.32	0.60	25
05/31/23	10.14	0.14	(0.37)	(0.23)	(0.17)	(0.63)	(0.80)	9.11	(2.18)	147,093	0.36	0.32	1.48	22
05/31/24	9.11	0.18	1.24	1.42	(0.26)	(0.37)	(0.63)	9.90	15.65	141,567	0.40(4)	0.36(4)	1.93(4)	26
05/31/25	9.90	0.18	0.63	0.81	(0.23)	(0.10)	(0.33)	10.38	8.22	130,698	0.41(4)	0.36(4)	1.77(4)	20
11/30/25@	10.38	0.02	1.01	1.03	—	—	—	11.41	9.92	130,734	0.40(5)(6)	0.35(5)(6)	0.40(5)(6)	48
Emerging Economies Fund
05/31/21	7.23	0.16	3.66	3.82	(0.18)	—	(0.18)	10.87	52.91	1,065,405	0.88	0.88	1.68	82
05/31/22	10.87	0.31	(2.56)	(2.25)	(0.30)	(1.07)	(1.37)	7.25	(20.87)	634,192	0.93	0.93	3.23	60
05/31/23	7.25	0.23	(1.04)	(0.81)	(0.38)	(0.71)	(1.09)	5.35	(11.47)	647,212	0.96	0.96	3.72	71
05/31/24	5.35	0.14	0.79	0.93	(0.14)	—	(0.14)	6.14	17.43	644,337	0.95	0.95	2.39	141
05/31/25	6.14	0.11	0.60	0.71	(0.24)	—	(0.24)	6.61	11.67	705,217	1.02	1.02	1.76	154
11/30/25@	6.61	0.06	1.12	1.18	—	—	—	7.79	17.85	841,614	1.03(5)	1.03(5)	1.75(5)	76
Global Real Estate Fund
05/31/21	6.85	0.14	1.73	1.87	(0.34)	(0.25)	(0.59)	8.13	28.14	435,033	0.86	0.86	1.83	76
05/31/22	8.13	0.13	(0.57)	(0.44)	(0.12)	—	(0.12)	7.57	(5.43)	545,132	0.86	0.86	1.61	47
05/31/23	7.57	0.16	(1.35)	(1.19)	(0.17)	(0.15)	(0.32)	6.06	(15.96)	277,408	0.88	0.88	2.30	77
05/31/24	6.06	0.14	0.38	0.52	(0.18)	—	(0.18)	6.40	8.53	346,611	0.92	0.92	2.19	52
05/31/25	6.40	0.16	0.47	0.63	(0.12)	—	(0.12)	6.91	9.87	246,562	0.91	0.90	2.28	54
11/30/25@	6.91	0.08	0.16	0.24	—	—	—	7.15	3.47	280,623	0.94(5)	0.93(5)	2.27(5)	13
Global Strategy Fund
05/31/21	8.85	0.20	1.50	1.70	(0.42)	—	(0.42)	10.13	19.49	287,412	0.72	0.70	2.09	39
05/31/22	10.13	0.18	(1.15)	(0.97)	(0.00)	—	(0.00)	9.16	(9.57)	235,176	0.84	0.80	1.83	140
05/31/23	9.16	0.24	(0.45)	(0.21)	—	(0.82)	(0.82)	8.13	(2.16)	207,195	0.77	0.71	2.78	89
05/31/24	8.13	0.29	1.33	1.62	—	—	—	9.75	19.93	221,427	0.71	0.65	3.30	75
05/31/25	9.75	0.34	0.59	0.93	(0.40)	—	(0.40)	10.28	9.68	226,063	0.69	0.63	3.42	54
11/30/25@	10.28	0.16	1.18	1.34	—	—	—	11.62	13.04	239,809	0.69(5)	0.63(5)	2.89(5)	33
Government Securities Fund
05/31/21	11.22	0.20	(0.39)	(0.19)	(0.25)	—	(0.25)	10.78	(1.70)	142,954	0.66	0.66	1.77	13
05/31/22	10.78	0.20	(1.00)	(0.80)	(0.19)	—	(0.19)	9.79	(7.47)	159,888	0.65	0.65	1.90	11
05/31/23	9.79	0.23	(0.42)	(0.19)	(0.25)	—	(0.25)	9.35	(1.93)	150,156	0.67	0.67	2.44	65
05/31/24	9.35	0.23	(0.17)	0.06	(0.34)	—	(0.34)	9.07	0.65	129,228	0.68	0.68	2.52	1
05/31/25	9.07	0.25	0.20	0.45	(0.28)	—	(0.28)	9.24	4.93	156,750	0.69	0.64	2.71	13
11/30/25@	9.24	0.15	0.27	0.42	—	—	—	9.66	4.55	161,875	0.66(5)	0.57(5)	3.15(5)	17
Growth Fund
05/31/21	18.82	(0.02)	6.65	6.63	(0.03)	(3.23)	(3.26)	22.19	36.58	1,430,327	0.80	0.64	(0.10)	40
05/31/22	22.19	(0.02)	(2.84)	(2.86)	—	(4.76)	(4.76)	14.57	(14.82)	1,005,830	0.77	0.61	(0.09)	60
05/31/23	14.57	0.02	0.49	0.51	—	(3.95)	(3.95)	11.13	7.39	1,016,283	0.81	0.65	0.17	43
05/31/24	11.13	0.01	3.96	3.97	(0.01)	—	(0.01)	15.09	35.70	1,656,571	0.78	0.62	0.06	44
05/31/25	15.09	(0.02)	2.37	2.35	(0.01)	(0.52)	(0.53)	16.91	15.84(7)	1,720,476	0.77	0.61	(0.12)	44
11/30/25@	16.91	(0.01)	2.55	2.54	—	—	—	19.45	15.02	1,882,956	0.76(5)	0.60(5)	(0.06)(5)	33

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Includes interest expense of 0.04% relating to derivative activity.
(5)	Annualized
(6)	Includes interest expense of 0.03% relating to derivative activity.
(7)	The Fund’s performance figure was increased by 0.07% from reimbursement of an investment violation.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
High Yield Bond Fund
08/31/20	$7.66	$0.36	$(0.00)	$0.36	$(0.55)	$—	$(0.55)	$7.47	5.01%	$538,716	0.98%	0.94%	4.79%	49%
05/31/21(3)	7.47	0.24	0.28	0.52	(0.31)	—	(0.31)	7.68	6.95	598,597	0.97(4)	0.92(4)	4.26(4)	33
05/31/22	7.68	0.32	(0.72)	(0.40)	(0.25)	—	(0.25)	7.03	(5.34)	515,224	0.71	0.68	4.12	40
05/31/23	7.03	0.37	(0.35)	0.02	(0.45)	—	(0.45)	6.60	0.32	386,075	0.75	0.68	5.33	40
05/31/24	6.60	0.41	0.25	0.66	(0.41)	—	(0.41)	6.85	9.95	412,811	0.75	0.68	5.98	40
05/31/25	6.85	0.45	0.12	0.57	(0.47)	—	(0.47)	6.95	8.42	415,598	0.77	0.68	6.32	57
11/30/25@	6.95	0.23	0.18	0.41	—	—	—	7.36	5.90	351,245	0.75(4)	0.68(4)	6.42(4)	35
Inflation Protected Fund
05/31/21	11.34	0.18	0.68	0.86	(0.17)	(0.06)	(0.23)	11.97	7.66	800,186	0.56	0.54	1.55	71
05/31/22	11.97	0.60	(0.71)	(0.11)	(0.28)	(0.56)	(0.84)	11.02	(1.25)	869,007	0.55	0.52	5.06	35
05/31/23	11.02	0.48	(0.71)	(0.23)	(1.06)	(0.23)	(1.29)	9.50	(1.96)	483,148	0.58	0.55	4.48	26
05/31/24	9.50	0.30	(0.17)	0.13	(1.19)	—	(1.19)	8.44	1.38	391,188	0.62	0.59	3.24	14
05/31/25	8.44	0.21	0.09	0.30	(0.15)	—	(0.15)	8.59	3.51	366,677	0.63	0.60	2.47	18(5)
11/30/25@	8.59	0.14	0.23	0.37	—	—	—	8.96	4.31	377,850	0.62(4)	0.56(4)	3.25(4)	37(5)
International Equities Index Fund
05/31/21	6.19	0.15	2.17	2.32	(0.10)	(0.03)	(0.13)	8.38	37.70	1,899,286	0.42	0.42	2.11	2
05/31/22	8.38	0.21	(1.09)	(0.88)	(0.22)	—	(0.22)	7.28	(10.51)	1,563,302	0.41	0.41	2.58	6
05/31/23	7.28	0.19	0.02	0.21	(0.19)	—	(0.19)	7.30	2.91	1,977,925	0.42	0.42	2.82	9
05/31/24	7.30	0.19	1.14	1.33	(0.20)	—	(0.20)	8.43	18.21	1,926,606	0.42	0.42	2.49	6
05/31/25	8.43	0.21	0.80	1.01	(0.31)	(0.10)	(0.41)	9.03	12.32	1,706,607	0.42	0.42	2.46	12
11/30/25@	9.03	0.08	0.71	0.79	—	—	—	9.82	8.75	2,153,239	0.43(4)	0.42(4)	1.61(4)	14
International Government Bond Fund
05/31/21	12.14	0.24	0.55	0.79	(0.29)	(0.19)	(0.48)	12.45	6.58	193,496	0.65	0.65	1.89	71
05/31/22	12.45	0.20	(1.89)	(1.69)	(0.22)	(0.14)	(0.36)	10.40	(13.78)	140,534	0.69	0.69	1.64	53
05/31/23	10.40	0.22	(0.70)	(0.48)	(0.35)	(0.00)	(0.35)	9.57	(4.52)	69,466	0.76	0.76	2.14	60
05/31/24	9.57	0.30	(0.10)	0.20	—	—	—	9.77	2.09	64,459	0.83	0.83	3.07	89
05/31/25	9.77	0.34	0.25	0.59	—	—	—	10.36	6.04	55,486	0.86	0.84	3.39	108
11/30/25@	10.36	0.19	0.27	0.46	—	—	—	10.82	4.44	93,454	0.78(4)	0.74(4)	3.59(4)	79
International Growth Fund
05/31/21	12.47	(0.02)	6.75	6.73	—	(0.07)	(0.07)	19.13	53.98	642,915	1.03	0.83	(0.10)	18
05/31/22	19.13	—	(5.20)	(5.20)	—	(2.09)	(2.09)	11.84	(27.99)	425,568	1.05	0.85	(0.02)	25
05/31/23	11.84	0.02	0.96	0.98	—	(1.90)	(1.90)	10.92	9.01	415,665	1.08	0.88	0.19	7
05/31/24	10.92	0.01	0.46	0.47	—	—	—	11.39	4.30	376,411	1.07	0.87	0.13	38
05/31/25	11.39	0.01	2.09	2.10	—	—	—	13.49	18.44	380,780	1.08	0.84	0.09	17
11/30/25@	13.49	(0.02)	0.21	0.19	—	—	—	13.68	1.41	359,232	1.08(4)	0.82(4)	(0.35)(4)	10
International Opportunities Fund
08/31/20	18.44	0.09	2.64	2.73	(0.13)	(0.31)	(0.44)	20.73	15.03	610,424	1.22	1.13	0.45	45
05/31/21(3)	20.73	0.04	4.00	4.04	(0.11)	(1.64)	(1.75)	23.02	19.97	726,964	1.23(4)	1.19(4)	0.23(4)	48
05/31/22	23.02	0.16	(4.09)	(3.93)	(0.05)	(3.02)	(3.07)	16.02	(17.48)	507,169	0.98	0.95	0.77	41
05/31/23	16.02	0.19	(1.21)	(1.02)	(0.20)	(1.70)	(1.90)	13.10	(6.67)	466,339	1.02	0.95	1.33	66
05/31/24	13.10	0.16	1.84	2.00	(0.14)	—	(0.14)	14.96	15.27	410,212	1.03	0.99	1.15	129
05/31/25	14.96	0.20	1.39	1.59	(0.39)	—	(0.39)	16.16	10.84	328,591	1.04	1.01	1.31	61
11/30/25@	16.16	0.07	1.43	1.50	—	—	—	17.66	9.28	370,740	1.07(4)	1.04(4)	0.77(4)	57

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
(5)	Excludes TBA transactions. Beginning with the period ended May 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	05/21	05/22	05/23	05/24	05/25	11/25
Inflation Protected Fund	N/A	N/A	N/A	N/A	84%	81%
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
International Socially Responsible Fund
05/31/21	$23.97	$0.51	$8.18	$8.69	$(0.53)	$(5.56)	$(6.09)	$26.57	37.84%	$385,891	0.65%	0.65%	1.89%	9%
05/31/22	26.57	0.52	(3.38)	(2.86)	(0.84)	(0.93)	(1.77)	21.94	(10.84)	317,599	0.64	0.64	2.03	11
05/31/23	21.94	0.51	0.13	0.64	(0.38)	(0.35)	(0.73)	21.85	2.98	400,650	0.66	0.66	2.43	13
05/31/24	21.85	0.56	3.27	3.83	(0.43)	—	(0.43)	25.25	17.57	499,448	0.63	0.60	2.39	11
05/31/25	25.25	0.60	2.17	2.77	(0.73)	(0.20)	(0.93)	27.09	11.22	557,281	0.64	0.58	2.37	17
11/30/25@	27.09	0.19	2.01	2.20	—	—	—	29.29	8.12	569,650	0.63(3)	0.54(3)	1.37(3)	8
International Value Fund
05/31/21	7.78	0.19	3.66	3.85	(0.17)	—	(0.17)	11.46	49.67	738,262	0.81	0.74	1.95	62
05/31/22	11.46	0.29	(1.67)	(1.38)	(0.18)	—	(0.18)	9.90	(12.03)	609,239	0.81	0.74	2.66	70
05/31/23	9.90	0.20	(0.29)	(0.09)	(0.40)	(0.44)	(0.84)	8.97	(1.25)	474,369	0.85	0.78	2.16	60
05/31/24	8.97	0.30	1.75	2.05	(0.18)	—	(0.18)	10.84	22.89	470,020	0.85	0.78	3.06	132
05/31/25	10.84	0.31	1.43	1.74	(0.45)	(0.67)	(1.12)	11.46	16.84	396,880	0.88	0.81	2.84	48
11/30/25@	11.46	0.12	1.41	1.53	—	—	—	12.99	13.35	411,847	0.86(3)	0.79(3)	2.04(3)	31
Large Cap Core Fund(4)
05/31/21	16.82	0.05	6.24	6.29	(0.08)	(2.00)	(2.08)	21.03	38.39	662,844	0.75	0.75	0.24	22
05/31/22	21.03	0.04	(0.36)	(0.32)	(0.04)	(2.25)	(2.29)	18.42	(1.82)	710,547	0.74	0.74	0.19	18
05/31/23	18.42	0.06	0.42	0.48	(0.04)	(1.74)	(1.78)	17.12	3.20	714,449	0.75	0.75	0.35	27
05/31/24	17.12	0.05	3.82	3.87	(0.07)	(1.21)	(1.28)	19.71	22.75	630,218	0.75	0.75	0.26	19
05/31/25	19.71	0.06	1.20	1.26	(0.06)	(4.38)	(4.44)	16.53	6.55	587,485	0.75	0.72	0.31	18
11/30/25@	16.53	0.02	1.77	1.79	—	—	—	18.32	10.83	826,883	0.77(3)	0.70(3)	0.24(3)	84
Mid Cap Index Fund
05/31/21	20.75	0.35	11.29	11.64	(0.32)	(0.87)	(1.19)	31.20	56.39	3,864,639	0.35	0.35	1.33	18
05/31/22	31.20	0.30	(2.35)	(2.05)	(0.38)	(2.39)	(2.77)	26.38	(6.84)	3,217,500	0.34	0.34	0.99	14
05/31/23	26.38	0.37	(0.93)	(0.56)	(0.32)	(3.28)	(3.60)	22.22	(3.02)	2,895,090	0.36	0.36	1.46	14
05/31/24	22.22	0.30	5.35	5.65	(0.39)	(1.02)	(1.41)	26.46	25.47	2,987,773	0.36	0.36	1.19	21
05/31/25	26.46	0.30	0.08	0.38	(0.35)	(3.14)	(3.49)	23.35	1.60	2,550,031	0.36	0.36	1.14	18
11/30/25@	23.35	0.14	2.40	2.54	—	—	—	25.89	10.88	2,593,868	0.37(3)	0.36(3)	1.15(3)	8
Mid Cap Strategic Growth Fund
05/31/21	16.50	(0.03)	7.83	7.80	(0.02)	(1.13)	(1.15)	23.15	47.61	890,709	0.78	0.78	(0.13)	49
05/31/22	23.15	(0.03)	(3.20)	(3.23)	—	(2.04)	(2.04)	17.88	(14.32)	737,360	0.75	0.75	(0.14)	76
05/31/23	17.88	0.01	0.70	0.71	—	(3.59)	(3.59)	15.00	3.96	770,493	0.77	0.77	0.05	67
05/31/24	15.00	0.02	3.65	3.67	(0.00)	—	(0.00)	18.67	24.48	1,118,797	0.74	0.74	0.10	49
05/31/25	18.67	(0.00)	2.49	2.49	(0.02)	—	(0.02)	21.14	13.34	1,190,324	0.74	0.74	(0.02)	52
11/30/25@	21.14	(0.01)	1.92	1.91	—	—	—	23.05	9.04	1,249,478	0.73(3)	0.73(3)	(0.08)(3)	44
Mid Cap Value Fund
08/31/20	17.19	0.13	(0.81)	(0.68)	(0.15)	(0.98)	(1.13)	15.38	(4.12)	724,100	1.07	1.05	0.82	63
05/31/21(5)	15.38	0.04	7.02	7.06	(0.13)	(0.09)	(0.22)	22.22	45.95	940,809	1.06(3)	1.04(3)	0.31(3)	31
05/31/22	22.22	0.13	(0.07)	0.06	(0.07)	(1.57)	(1.64)	20.64	0.18	871,131	0.79	0.79	0.61	51
05/31/23	20.64	0.18	(0.89)	(0.71)	(0.16)	(3.83)	(3.99)	15.94	(4.87)	619,704	0.82	0.81	0.95	65
05/31/24	15.94	0.16	3.67	3.83	(0.24)	(2.41)	(2.65)	17.12	24.06	685,342	0.82	0.82	0.94	82
05/31/25	17.12	0.17	0.37	0.54	(0.13)	(1.41)	(1.54)	16.12	3.31	594,436	0.82	0.82	0.95	141
11/30/25@	16.12	0.07	1.55	1.62	—	—	—	17.74	10.05	623,238	0.84(3)	0.84(3)	0.87(3)	46

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Prior to September 29, 2025, the Fund was known as Large Capital Growth Fund.
(5)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Moderate Allocation Lifestyle Fund(3),(4)
08/31/20	$13.88	$0.31	$0.93	$1.24	$(0.34)	$(0.62)	$(0.96)	$14.16	9.26%	$1,014,351	0.14%	0.10%	2.24%	49%
05/31/21(5)	14.16	0.28	2.49	2.77	(0.33)	(0.47)	(0.80)	16.13	19.65	1,172,232	0.13(6)	0.10(6)	2.39(6)	15
05/31/22	16.13	0.15	(1.15)	(1.00)	(0.52)	(0.78)	(1.30)	13.83	(6.49)	1,045,238	0.12	0.12	0.97	37
05/31/23	13.83	0.25	(0.37)	(0.12)	(0.27)	(1.31)	(1.58)	12.13	(0.69)	987,043	0.13	0.11	1.91	61
05/31/24	12.13	0.28	1.52	1.80	(0.31)	—	(0.31)	13.62	14.82	1,025,938	0.13	0.10	2.19	27
05/31/25	13.62	0.35	0.89	1.24	(0.32)	—	(0.32)	14.54	9.14	996,804	0.13	0.10	2.47	21
11/30/25@	14.54	(0.01)	1.51	1.50	—	—	—	16.04	10.32	1,039,921	0.13(6)	0.10(6)	(0.07)(6)	12
Nasdaq-100® Index Fund
05/31/21	18.29	0.06	7.74	7.80	(0.08)	(2.01)	(2.09)	24.00	43.47	833,580	0.51	0.51	0.25	8
05/31/22	24.00	0.06	(1.65)	(1.59)	(0.06)	(2.29)	(2.35)	20.06	(7.42)	743,801	0.50	0.50	0.22	9
05/31/23	20.06	0.09	2.10	2.19	(0.06)	(2.48)	(2.54)	19.71	13.13	770,660	0.52	0.49	0.46	7
05/31/24	19.71	0.11	5.90	6.01	(0.09)	(0.97)	(1.06)	24.66	30.54	962,346	0.51	0.44	0.51	20
05/31/25	24.66	0.10	3.37	3.47	(0.12)	(4.95)	(5.07)	23.06	15.41	1,017,619	0.50	0.42	0.38	10
11/30/25@	23.06	0.04	4.42	4.46	—	—	—	27.52	19.34	1,145,905	0.50(6)	0.42(6)	0.28(6)	1
Science & Technology Fund
05/31/21	29.88	(0.22)	14.40	14.18	(0.02)	(4.66)	(4.68)	39.38	48.22	3,107,205	0.97	0.97	(0.60)	88
05/31/22	39.38	(0.21)	(8.09)	(8.30)	—	(8.28)	(8.28)	22.80	(23.50)	2,108,867	0.95	0.94	(0.58)	68
05/31/23	22.80	(0.07)	2.12	2.05	—	(4.02)	(4.02)	20.83	11.91	2,166,131	0.97	0.93	(0.34)	85
05/31/24	20.83	(0.12)	7.74	7.62	—	—	—	28.45	36.58	2,690,964	0.96	0.91	(0.49)	46
05/31/25	28.45	(0.15)	4.76	4.61	—	—	—	33.06	16.20	2,777,814	0.95	0.90	(0.47)	67
11/30/25@	33.06	(0.10)	7.37	7.27	—	—	—	40.33	21.99	3,167,137	0.95(6)	0.90(6)	(0.53)(6)	23
Small Cap Growth Fund
08/31/20	16.89	(0.11)	6.21	6.10	—	(2.50)	(2.50)	20.49	38.49	210,497	1.24	1.14	(0.61)	48
05/31/21(5)	20.49	(0.13)	5.23	5.10	—	(2.74)	(2.74)	22.85	25.62	827,215	1.19(6)	1.11(6)	(0.84)(6)	40
05/31/22	22.85	(0.13)	(6.53)	(6.66)	—	(1.42)	(1.42)	14.77	(29.91)	499,878	0.92	0.88	(0.61)	34
05/31/23	14.77	(0.05)	(0.20)	(0.25)	—	(1.13)	(1.13)	13.39	(1.91)	540,916	0.94	0.89	(0.36)	41
05/31/24	13.39	(0.06)	2.05	1.99	—	—	—	15.38	14.86	533,037	0.92	0.89	(0.39)	54
05/31/25	15.38	(0.08)	0.45	0.37	(0.03)	—	(0.03)	15.72	2.41	538,339	0.93(7)	0.89(7)	(0.50)	163
11/30/25@	15.72	(0.04)	2.31	2.27	—	—	—	17.99	14.44	469,594	0.93(6)	0.88(6)	(0.50)(6)	51
Small Cap Index Fund
05/31/21	15.08	0.12	9.54	9.66	(0.19)	(1.07)	(1.26)	23.48	63.99	1,448,543	0.42	0.42	0.61	14
05/31/22	23.48	0.15	(4.01)	(3.86)	(0.15)	(2.06)	(2.21)	17.41	(17.14)	926,232	0.41	0.41	0.67	20
05/31/23	17.41	0.22	(0.85)	(0.63)	(0.24)	(3.72)	(3.96)	12.82	(5.10)	893,002	0.45	0.41	1.40	13
05/31/24	12.82	0.16	2.36	2.52	(0.19)	—	(0.19)	15.15	19.67	1,080,475	0.43	0.38	1.11	11
05/31/25	15.15	0.15	(0.04)	0.11	(0.20)	(0.51)	(0.71)	14.55	0.73	1,054,986	0.44	0.38	0.97	28
11/30/25@	14.55	0.09	3.05	3.14	—	—	—	17.69	21.58	1,092,362	0.43(6)	0.37(6)	1.13(6)	10
Small Cap Special Values Fund
05/31/21	8.80	0.07	5.81	5.88	(0.15)	(0.27)	(0.42)	14.26	66.92	279,760	0.89	0.89	0.58	37
05/31/22	14.26	0.09	(0.80)	(0.71)	(0.08)	(0.76)	(0.84)	12.71	(5.18)	236,013	0.87	0.87	0.64	20
05/31/23	12.71	0.17	(1.01)	(0.84)	(0.10)	(1.57)	(1.67)	10.20	(7.65)	188,747	0.89	0.89	1.48	14
05/31/24	10.20	0.14	2.55	2.69	(0.20)	(0.35)	(0.55)	12.34	26.46	215,387	0.89	0.89	1.20	19
05/31/25	12.34	0.14	(1.03)	(0.89)	(0.15)	(1.02)	(1.17)	10.28	(7.66)	173,460	0.90	0.90	1.20	21
11/30/25@	10.28	0.06	0.54	0.60	—	—	—	10.88	5.84	168,694	0.90(6)	0.89(6)	1.12(6)	16

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Fund bears indirectly. Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
(5)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(6)	Annualized
(7)	Includes reimbursement for overbilling of custody fees in prior years of 0.02%.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Small Cap Value Fund
08/31/20	$10.76	$0.10	$(0.92)	$(0.82)	$(0.14)	$(0.29)	$(0.43)	$9.51	(7.72)%	$302,120	1.09%	0.99%	0.97%	69%
05/31/21(3)	9.51	0.05	6.11	6.16	(0.10)	—	(0.10)	15.57	64.80	501,758	1.06(4)	1.01(4)	0.53(4)	55
05/31/22	15.57	0.12	(0.93)	(0.81)	(0.07)	(1.15)	(1.22)	13.54	(5.49)	523,983	0.79	0.77	0.78	67
05/31/23	13.54	0.17	(1.39)	(1.22)	(0.13)	(1.89)	(2.02)	10.30	(10.53)	433,476	0.81	0.77	1.33	90
05/31/24	10.30	0.11	2.14	2.25	(0.21)	(0.24)	(0.45)	12.10	21.92	376,146	0.81	0.79	0.98	107
05/31/25	12.10	0.11	(0.42)	(0.31)	(0.22)	(0.63)	(0.85)	10.94	(2.78)	244,584	0.84	0.84	0.91	80
11/30/25@	10.94	0.08	2.30	2.38	—	—	—	13.32	21.76	245,055	0.85(4)	0.85(4)	1.23(4)	46
Stock Index Fund
05/31/21	40.27	0.60	15.20	15.80	(0.83)	(2.58)	(3.41)	52.66	39.93	6,035,053	0.32	0.29	1.26	4
05/31/22	52.66	0.59	(0.72)	(0.13)	(0.64)	(4.40)	(5.04)	47.49	(0.54)	5,543,586	0.31	0.29	1.09	2
05/31/23	47.49	0.64	0.38	1.02	(0.62)	(3.35)	(3.97)	44.54	2.58	5,360,728	0.33	0.29	1.42	2
05/31/24	44.54	0.63	11.61	12.24	(0.62)	(3.10)	(3.72)	53.06	27.70	6,443,182	0.32	0.26	1.28	2
05/31/25	53.06	0.63	6.31	6.94	(0.69)	(0.93)	(1.62)	58.38	13.17	6,429,619	0.31	0.23	1.10	3
11/30/25@	58.38	0.33	9.27	9.60	—	—	—	67.98	16.44	6,683,586	0.31(4)	0.22(4)	1.01(4)	2
Systematic Core Fund
05/31/21	20.57	0.15	8.62	8.77	(0.17)	(2.56)	(2.73)	26.61	43.72	693,185	0.90	0.68	0.67	20
05/31/22	26.61	0.20	(1.07)	(0.87)	(0.06)	(0.13)	(0.19)	25.55	(3.30)	596,130	0.85	0.63	0.71	15
05/31/23	25.55	0.27	(0.12)	0.15	(0.24)	(1.12)	(1.36)	24.34	0.73	531,131	0.86	0.64	1.10	14
05/31/24	24.34	0.23	6.47	6.70	(0.31)	(0.27)	(0.58)	30.46	27.55	585,327	0.86	0.64	0.85	18
05/31/25	30.46	0.24	3.29	3.53	(0.29)	(1.26)	(1.55)	32.44	11.71	693,826	0.86	0.64	0.73	36
11/30/25@	32.44	0.10	4.58	4.68	—	—	—	37.12	14.43	741,146	0.84(4)	0.62(4)	0.58(4)	33
Systematic Growth Fund
05/31/21	20.80	(0.11)	6.96	6.85	—	(2.48)	(2.48)	25.17	33.74	1,001,518	0.82	0.82	(0.45)	28
05/31/22	25.17	(0.11)	(4.98)	(5.09)	—	(3.63)	(3.63)	16.45	(21.75)	711,659	0.82	0.79	(0.44)	25
05/31/23	16.45	(0.02)	0.52	0.50	—	(2.78)	(2.78)	14.17	5.27	773,275	0.85	0.83	(0.16)	88
05/31/24	14.17	0.02	5.04	5.06	—	(2.05)	(2.05)	17.18	36.24	973,156	0.83	0.65	0.10	56
05/31/25	17.18	(0.01)	2.55	2.54	(0.02)	(1.57)	(1.59)	18.13	15.29	985,521	0.82	0.64	(0.03)	46
11/30/25@	18.13	(0.01)	3.50	3.49	—	—	—	21.62	19.25	1,087,418	0.81(4)	0.63(4)	(0.12)(4)	21
Systematic Value Fund
05/31/21	11.79	0.14	3.94	4.08	(0.24)	(2.51)	(2.75)	13.12	36.90	563,185	0.87	0.57	1.39	197
05/31/22	13.12	0.21	0.24	0.45	(0.04)	(0.52)	(0.56)	13.01	3.54	486,821	0.78	0.48	1.54	32
05/31/23	13.01	0.23	(0.70)	(0.47)	(0.27)	(0.68)	(0.95)	11.59	(3.89)	401,755	0.79	0.49	1.83	64
05/31/24	11.59	0.23	2.41	2.64	(0.24)	—	(0.24)	13.99	22.85	452,618	0.79	0.49	1.75	75
05/31/25	13.99	0.21	1.51	1.72	(0.26)	(0.66)	(0.92)	14.79	12.47	456,510	0.79	0.60	1.43	55
11/30/25@	14.79	0.11	1.57	1.68	—	—	—	16.47	11.36	479,280	0.79(4)	0.65(4)	1.44(4)	33
U.S. Socially Responsible Fund
08/31/20	22.03	0.26	3.15	3.41	(0.33)	(4.20)	(4.53)	20.91	17.06	745,440	0.61	0.60	1.20	14
05/31/21(3)	20.91	0.13	4.74	4.87	(0.25)	(0.68)	(0.93)	24.85	23.38	829,253	0.60(4)	0.60(4)	0.77(4)	18
05/31/22	24.85	0.26	(0.91)	(0.65)	(0.17)	(3.39)	(3.56)	20.64	(2.90)	733,505	0.35	0.35	1.06	23
05/31/23	20.64	0.28	(0.15)	0.13	(0.27)	(3.75)	(4.02)	16.75	1.06	685,339	0.36	0.36	1.46	26
05/31/24	16.75	0.22	4.49	4.71	(0.29)	(1.58)	(1.87)	19.59	28.30	661,433	0.36	0.36	1.20	29
05/31/25	19.59	0.21	1.78	1.99	(0.27)	(3.29)	(3.56)	18.02	11.18	559,863	0.37	0.37	1.04	26
11/30/25@	18.02	0.09	1.66	1.75	—	—	—	19.77	9.71	552,879	0.37(4)	0.35(4)	0.89(4)	4

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The performance and financial history prior to May 24, 2021 are that of the Predecessor Fund. Information presented is for the nine months ended May 31, 2021.
(4)	Annualized
See Notes to Financial Statements

VALIC Company I
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

VALIC Company I
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on August 5-6, 2025, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to certain series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, L.P. (“AllianceBernstein”)[1], Allspring Global Investments, LLC (“Allspring”), American Century Investment Management, Inc. (“ACIM”), BlackRock Investment Management, LLC (“BIM”), Brandywine Global Investment Management, LLC (“Brandywine”), Boston Partners Global Investors, Inc. (“Boston Partners”), ClearBridge Investments, LLC (“ClearBridge”), Columbia Management Investment Advisers, LLC (“Columbia”), Duff & Phelps Investment Management Co. (“Duff & Phelps”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. ( Invesco”), Janus Henderson Investors U.S. LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Morgan Stanley Investment Management Company (“MSIM Co.”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), T. Rowe Price Investment Management, Inc. (“TRPIM”), Voya Investment Management Co. LLC (“Voya”) and Wellington Management Company LLP (“Wellington”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 5-6, 2025, meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at a meeting held on July 14-15, 2025.
    In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.
    The Independent Directors were separately represented by counsel that is independent of VALIC and the Sub-advisers in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at a meeting held on July 14-15, 2025, and executive sessions held during the August 2025 meetings during which such independent counsel provided guidance to the Independent Directors. Following the July 14-15, 2025, meeting, the Independent Directors submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2025 meetings. The continuation of all Advisory Contracts was approved at the August 2025 meeting for a one-year term beginning September 1, 2025 and ending August 31, 2026.
[1] At the August 5-6, 2025 meeting, the Board also approved an amendment to the Sub-advisory Agreement between VALIC and AllianceBernstein with respect to the Dynamic Allocation Fund.
    Annual Renewal of the Advisory Contracts
    Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the sub-advisers.  The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account its knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I.  The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the sub-advisers, and is also responsible for monitoring and reviewing the activities of the sub-advisers and other third-party service providers.  The Board also noted that VALIC’s and the sub-advisers’ management of VC I is subject to the oversight of the Board and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information.  The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends sub-adviser changes and/or other changes intended to improve the performance of the Funds.
    The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund.  The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.
    With respect to the services provided by the sub-advisers, the Board considered information provided to them regarding the services provided by each sub-adviser, including information presented throughout the previous year.  The Board noted that each sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Board concerning its discharge of the foregoing responsibilities.  The Board reviewed each sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the sub-adviser’s investment, compliance and other personnel who provide services to the Funds.  The Board also took into account the financial condition of each sub-adviser. The Board also considered each sub-adviser’s brokerage practices and risk management processes.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel.  The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain Funds.  The Board also considered VALIC’s and each sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.
    The Board concluded that the scope and quality of the advisory services provided by VALIC and the sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.
    Fees and Expenses; Investment Performance.  The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group.  The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated sub-advisers at arms-length.  The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.
    The Board noted that the sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.
    The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below.  Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2024.
    The Board also received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe.  The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2025, and that benchmark information provided by management was through the period ended May 31, 2025, and that the Fund’s performance compared to the benchmark was done on a gross basis.  The Board noted that it regularly reviews the performance of the Funds throughout the year.  The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.  The Board considered the following expense and performance information in its evaluation of each Fund:
•	Aggressive Growth Lifestyle Fund (J.P. Morgan Investment Management Inc. (“JPMIM”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period.  The Board also noted that JPMIM took over sub-advisory duties for the Fund effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Asset Allocation Fund (JPMIM). The Fund’s actual management fees are below the median of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and at the median of the Expense Universe. The Fund’s actual sub-advisory fees are above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed the Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its blended benchmark for the one-year period and outperformed its blended benchmark for the three- and five-year periods.  The Board also noted that JPMIM took over sub-advisory duties for the Fund effective January 8, 2021, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Capital Appreciation Fund (Columbia Management Investment Advisers, LLC (“Columbia”)). The Fund’s actual management fees and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe.
    The Fund outperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Group for the one- and five-year periods and underperformed the median of its Performance Group for the three-year period.  The Fund underperformed the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period.
•	Conservative Growth Lifestyle Fund (JPMIM). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund outperformed the Lipper peer index and medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period.  The Board also noted that JPMIM took over sub-advisory duties for the Fund effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Core Bond Fund (PineBridge Investments (“PineBridge”) and JPMIM). The Fund’s actual management fees and total expenses were above the medians of its Expense Group and below the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and equal to the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund performed at the median of its Lipper peer index for the one-year period and outperformed for the three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods.   The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board noted that JPMIM had become a co-sub-adviser of the Fund April 29, 2024.
•	Dividend Value Fund (BlackRock Investment Management, LLC (“BlackRock”) and ClearBridge Investments, LLC (“ClearBridge”)). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.
     The Fund outperformed its Lipper peer index for the one- and three- year periods and underperformed for the five-year period.  The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board noted that ClearBridge had assumed sub-advisory duties for a sleeve of the Fund effective July 7, 2021, and as a result, the Fund’s performance prior to that date, in part, reflects that of the prior sub-adviser.
•	Dynamic Allocation Fund (AllianceBernstein L.P (“AllianceBernstein”)/SunAmerica Asset Management, LLC (“SunAmerica”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2026.
    The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and underperformed for the five-year period.  The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period.  The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that they had approved AllianceBernstein as sole sub-adviser of the Fund as of September 29, 2025.
•	Emerging Economies Fund (BlackRock). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.
    The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Group for the one- and five-year periods and performed in line with the median of its Performance Group for the three-year period. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods.  The Board considered that BlackRock replaced the Fund’s prior sub-adviser effective April 29, 2024, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Global Real Estate Fund (Duff & Phelps Investment Management Co. (“Duff & Phelps)/Massachusetts Financial Services Company (“MFS”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account that management proposed, including actions to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed for the three- and five-year periods.  The Fund outperformed the medians of its Performance Group/Universe for the one- and three-year periods and underperformed for the five-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period.  The Board took into account that Duff & Phelps and MFS took over sub-advisory duties for the Fund effective May 1, 2023, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-advisers.
•	Global Strategy Fund (Franklin Advisers, Inc. (“Franklin”)/Brandywine Global Investment Management, LLC (“Brandywine”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index and median of its Performance Universe for the one- and three-year periods and underperformed for the five-year period.  The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed for the three-year period. The Fund underperformed its blended benchmark for the one- and five-year periods and outperformed its blended benchmark for the three-year period.  The Board took into account that Brandywine was added as a sub-subadviser to a sleeve of the Fund effective December 7, 2021.
•	Government Securities Fund (JPMIM). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed additional fee waivers at the August 2025 meeting.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund underperformed its peer index for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Universe for the one- and five-year periods and outperformed for the three-year period.  The Fund outperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance.
•	Growth Fund (BlackRock). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through advisory fee waivers.
    The Fund underperformed its Lipper peer index for the one-year period and outperformed for the three- and five-year periods.  The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of the Performance Universe for the one- and three-year periods and underperformed for the five-year period.  The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also noted that BlackRock became the sole sub-adviser effective April 29, 2025.
•	High Yield Bond Fund (Wellington Management Company LLP (“Wellington”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2026.
    The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed for the three-year period.  The Fund underperformed the medians of its Performance Group/Universe for the one-year period and outperformed for the three- and five-year periods.   The Fund underperformed its benchmark for the one- year period and outperformed its benchmark for the three- and five-year periods.
•	Inflation Protected Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed additional fee waivers at the August 2025 meeting.
    The Fund underperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period.  The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that Wellington assumed sub-advisory duties of the Fund effective September 28, 2020, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	International Equities Index Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed additional fee waivers at the August 2025 meeting.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index. The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	International Government Bond Fund (PineBridge). The Fund’s actual management fees were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed additional fee waivers at the August 2025 meeting.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed for the three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period.  The Fund underperformed its blended benchmark for the one-year period and outperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
•	International Growth Fund (Morgan Stanley Investment Management Inc. (“MSIM”)/Morgan Stanley Investment Management Company (“MSIM Co.”)). The Fund’s actual management fees were below the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Performance Group and below the median of the Performance Universe. The Fund’s actual sub-advisory fees were at the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board also took into account that management proposed and the Board approved an additional advisory fee waiver for the Fund at the August 22, 2024 Board meeting.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed for the five-year period.  The Fund outperformed the medians of its Performance Group/Universe for the one-year period and underperformed for the three- and five-year periods.  The Fund outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period.  The Board took into account management’s discussion of the Fund’s performance.
•	International Opportunities Fund (Wellington and Invesco Advisers, Inc. (“Invesco”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that Wellington and Invesco assumed sub-advisory responsibilities for the Fund effective September 28, 2023, and that  performance prior to that date represents that of the Fund’s prior sub-advisers.
•	International Socially Responsible Fund (BlackRock). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	International Value Fund (Goldman Sachs Asset Management L.P. (“GSAM”) and Columbia). The Fund’s actual management fees were at the medians of its Expense Group/Universe. The Fund’s total net expenses were above the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund outperformed its peer index for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Group for the one- and three-year periods and performed in line for the five-year period.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that GSAM and Columbia assumed sub-advisory responsibilities for the Fund effective April 29, 2024 and that performance prior to that date represents that of the Fund’s prior sub-adviser.
•	Large Capital Growth Fund (MFS). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including that the Board approved additional fee waivers at the April 2025 meeting.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance. The Board also took into account that management proposed and the Board approved the appointment of JPMIM and T. Rowe Price Associates, Inc. (“T. Rowe”) as sub-advisers to the Fund, replacing JPMIM, effective September 29, 2025.
•	Mid Cap Index Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed additional fee waivers at the August 2025 meeting.
    The Fund underperformed its peer index and the median of its Performance Group for the one-, three- and five-year periods.  The Fund performed in line with the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index. The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Mid Cap Strategic Growth Fund (Voya Investment Management Co. LLC (“Voya”)/Janus Henderson Investors U.S. LLC (“Janus”)). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.
    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed for the five-year period. The Board took into account that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022.
•	Mid Cap Value Fund (Wellington/Boston Partners Global Investors, Inc. (“Boston Partners”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed for the three-year period. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods.
•	Moderate Growth Lifestyle Fund (JPMIM). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board also noted the limited size of the Sub-advisory Expense Group. The Board took into account management’s discussion of the Fund’s expenses, including actions taken to reduce the Fund’s expenses through advisory fee waivers.
    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one- and three-year periods and outperformed its blended benchmark for the five-year period. The Board also noted that JPMIM took over sub-advisory duties for the Fund effective September 28, 2022, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Nasdaq-100® Index Fund (BlackRock). The Fund’s actual management fees were below the median of the Expense Group and at the median of the Expense Universe. The Fund’s total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index. The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Science & Technology Fund (BlackRock/Voya). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and were above the median of the Expense Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one- and five-year periods and performed in line for the three-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that Voya had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of July 25, 2022, and that BlackRock had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of May 1, 2023.  The Board also noted that a third sub-adviser had been removed effective September 30, 2024.
•	Small Cap Growth Fund (American Century Investment Management, Inc. (“ACIM”) /T. Rowe/T. Rowe Price Investment Management, Inc. (“TRPIM”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index and the median of its Performance Group/Universe for the one-, three- and five-year periods.   The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.  The Board also took into account that ACIM had taken over sub-advisory duties for a portion of the Fund from a prior sub-adviser as of September 30, 2024.
•	Small Cap Index Fund (BlackRock). The Fund’s actual management fees and total net expenses were below the median of the Expense Group and above the median of the Expense Universe, and actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed for the five-year period.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and outperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index. The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Small Cap Special Values Fund (Allspring Global Investments (“Allspring”)). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board noted the small size of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including that management proposed a new fee waiver for the Fund at the August 2025 meeting.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    The Fund underperformed its Lipper peer index for the one- and three-year periods and outperformed for the five-year period.  The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods and outperformed for the three-year period.
•	Small Cap Value Fund (JPMIM). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and at the median of its Sub-advisory Expense Universe.
    The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and three-year periods and outperformed for the five-year period.  The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods.
•	Stock Index Fund (JPMIM). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board also noted that management would be extending the contractual limitation on total expenses through September 30, 2026.
    The Fund underperformed its Lipper peer index for the one-year period, performed in line for the three-year period and outperformed for the five-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including that the Fund seeks to track the performance of a designated index and noted the Fund’s low performance dispersion relative to its designated index. The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
•	Systematic Core Fund (Goldman Sachs Asset Management, L.P. (“GSAM”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and above the median of the Expense Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund underperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed for the five-year period.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board also noted that GSAM assumed sub-advisory duties of the Fund effective April 27, 2020, replacing the former sub-adviser, and that the Fund changed its strategy at that time.
•	Systematic Growth Fund (GSAM and Wellington). The Fund’s actual management fees, total net expenses, and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period, performed in line for the three-year period and underperformed for the five-year period. The Fund outperformed the median of its Performance Universe for the one-year period and underperformed the median of its Performance Universe for the three- and five-year periods.  The Fund underperformed its benchmark for the one-, three- and  five-year periods. The Board took into account management’s discussion of the Fund’s performance.  The Board also noted that GSAM and Wellington assumed sub-advisory duties of the Fund effective May 1, 2023, replacing the former sub-adviser, and that the Fund changed its strategy at that time, and that the Fund’s performance prior to that date reflects that of the former sub-adviser.
•	Systematic Value Fund (Wellington). The Fund’s actual management fees were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers.
    The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and three-year periods and underperformed for the five-year period.   The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
•	U.S. Socially Responsible Fund (BlackRock). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.
    The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period.  The Fund performed in line with the median of its Performance Group for the one-year period and underperformed for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.  The Board also took into account that BlackRock assumed sub-advisory duties of the Fund effective April 29, 2025, and as a result, the Fund’s performance prior to that date reflects that of the prior sub-adviser.
    The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management.  The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Cost of Services and Indirect Benefits/Profitability.  The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreements. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.
    The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.
    The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants.  The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street for calculation of the daily net asset value.  The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and the Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report.  The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.
    In considering the profitability to the sub-advisers in connection with their relationship to the Funds, the Board noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement.  With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.
    For each of the above reasons, the Board determined that the profitability to the sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.
    Economies of Scale.  The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.
    For similar reasons as stated above with respect to the sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-Advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.
    Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the sub-advisers and noted that VALIC would compensate the sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.
    Compliance. The Board reviewed VALIC’s and the sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

    Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY I Core Bond Fund and International Government Bond Fund
Approval of Sub-Advisory Agreement
    At a meeting held on August 5-6, 2025 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and PineBridge Investments, LLC (“PineBridge”), with respect to the Core Bond Fund and the International Government Bond Fund (each, a “Fund” and together, the “Funds”).  The Board noted that MetLife Investment Management (“MIM”) had reached a definitive agreement to acquire PineBridge, on or about September 30, 2025, which would result in the assignment and automatic termination of the current Investment Sub-Advisory Agreement (“Current Sub-Advisory Agreement”) between VALIC and PineBridge, with respect to each Fund and that, therefore, the Board was being asked to approve a new sub-advisory agreement (“New Sub-Advisory Agreement”) between VALIC and PineBridge, with respect to the each Fund. They also noted that the New Sub-Advisory Agreement is identical to the Current Sub-Advisory Agreement.  Additionally, the Board noted that because it had considered Section 15(c) approvals of the Current Sub-Advisory Agreement at this meeting and because there was not expected to be any change in the services provided or the portfolio managers for the Funds as a result of the New Sub-Advisory Agreement, there were no additional Section 15(c) materials provided for the New Sub-Advisory Agreement.
    In connection with the approval of the New Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the New Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Funds by PineBridge; (2) the fees and expenses and investment performance of each Fund; (3) the costs of services and profits to be realized in connection with the New Sub-Advisory Agreement; and (4) information relating to any economies of scale and other benefits to be realized by PineBridge as a result of the New Sub-Advisory Agreement.
    In considering whether to approve the New Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management.  The Board noted that in accordance with Section 15(c) of the 1940 Act, PineBridge furnished the Board with extensive information in connection with the consideration of the New Sub-Advisory Agreement.  The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
    Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of services to be provided to the Funds by PineBridge.  The Board reviewed information provided by PineBridge relating to their operations and personnel.  The Board also noted that PineBridge’s management of the Funds will be subject to the oversight of VALIC and the Board and must be done in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectus and statement of additional information.
    The Board considered information provided to them regarding the services to be provided by PineBridge. The Board noted that PineBridge will determine the securities to be purchased or sold on behalf of the Funds and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of PineBridge’s investment and compliance personnel who would provide services to the Funds. The Board also took into account the financial condition of PineBridge. The Board also reviewed PineBridge’s brokerage practices. The Board also considered PineBridge’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Funds.
    The Board concluded that the scope and quality of the services to be provided by PineBridge were expected to be satisfactory and that there was a reasonable basis to conclude that PineBridge would provide a high quality of investment services to the Funds.
    Fees and Expenses; Investment Performance. The Board noted the following:
    Core Bond Fund. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and equal to the median of its Expense Universe.
    The Fund performed at the median of its Lipper peer index for the one-year period and outperformed for the three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods.   The Fund outperformed its benchmark for the one-, three- and five-year periods.
    International Government Bond Fund. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and equal to the median of the Sub-advisory Expense Universe.
    The Fund outperformed its Lipper peer index for the one-year period and underperformed for the three- and five-year periods.  The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods.  The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed for the five-year period.  The Fund underperformed its blended benchmark for the one-year period and outperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.
    The Board noted that VALIC negotiated the sub-advisory fee with PineBridge at arm’s length.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Funds, that the sub-advisory fees are not paid by the Funds, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of PineBridge will not result in any change to the management fee paid by the Funds to VALIC.
    Cost of Services and Indirect Benefits/Profitability.  The Board considered the cost of services and profits expected to be realized in connection with the New Sub-Advisory Agreement. The Board considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

PineBridge at arm’s length. In considering the anticipated profitability to PineBridge in connection with their relationships to the Funds, the Directors noted that the fees under the New Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Funds.    The Directors also noted that the sub-advisory fees payable under the New Sub-Advisory Agreement are identical to the sub-advisory fees payable under the Current Sub-Advisory Agreement, and as such, approval of the New Sub-Advisory Agreement is not expected to have any impact on VALIC’s profitability.
    In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of PineBridge from their relationship with the Funds was not material to their deliberations with respect to consideration of approval of the New Sub-Advisory Agreement.
    Economies of Scale. For similar reasons as stated above with respect to PineBridge’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in PineBridge’s management of the Funds is not a material factor to the approval of the New Sub-Advisory Agreement.
    Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the New Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the New Sub-Advisory Agreement were reasonable.
    Conclusions. In reaching its decisions to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that PineBridge possesses the capability and resources to perform the duties required under the New Sub-Advisory Agreement.

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Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by Corebridge Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.
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VC 23800 (06/2025) J1026108 EE

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/ Kevin J. Adamson

Kevin J. Adamson

Principal Executive Officer

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin J. Adamson

Kevin J. Adamson

Principal Executive Officer

Date: February 6, 2026

By: /s/ Donna M. McManus

Donna M. McManus

Principal Financial Officer

Date: February 6, 2026